                                                                      iShares(R)

                     2002 SEMI-ANNUAL REPORT TO SHAREHOLDERS

                               SEPTEMBER 30, 2002

                                    [PICTURE]
                      INDUSTRIAL STRENGTH INVESTMENT TOOLS


                        iSHARES RUSSELL 1000 INDEX FUND
                     iSHARES RUSSELL 1000 GROWTH INDEX FUND
                     iSHARES RUSSELL 1000 VALUE INDEX FUND
                        iSHARES RUSSELL 2000 INDEX FUND
                     iSHARES RUSSELL 2000 GROWTH INDEX FUND
                     iSHARES RUSSELL 2000 VALUE INDEX FUND

Table of Contents

Shareholder Letter ......................................................    1
Market Overview .........................................................    3
Managers' Discussion & Analysis .........................................    6
Schedules of Investments ................................................   10
  iShares Russell 1000 Index Fund .......................................   10
  iShares Russell 1000 Growth Index Fund ................................   23
  iShares Russell 1000 Value Index Fund .................................   31
  iShares Russell 2000 Index Fund .......................................   41
  iShares Russell 2000 Growth Index Fund ................................   69
  iShares Russell 2000 Value Index Fund .................................   86
Financial Statements ....................................................  104
Financial Highlights ....................................................  108
Notes to the Financial Statements .......................................  111
iShares Family of Funds .................................................  118

To Our Shareholders

While the second half of 2001 was a difficult period for us all, 2002 has also been a time of tumultuous market events. As a whole, the past year has seen scores of layoffs, company closings, and corporate accounting scandals in the wake of the emotional shock of September 11.

The past year has been truly remarkable for iShares considering the market environment. By the close of our second fiscal year, most traditional mutual funds had shrunk in size, hundreds had shut down entirely,/1/ and plans for dozens of new ones were quietly put on hold.

However, iShares has followed a very different course. Instead of shrinking in size, iShares' assets under management grew to over $24 billion as of September 30, 2002. In fact, the iShares family of funds became the nation's third fastest growing family of equity funds/2/ during the period June 2001 through June 2002, surpassing some of the most established and best-known mutual fund groups.

In July, iShares celebrated another milestone: the launch of the first-ever fixed income exchange traded funds. These four fixed income iShares funds -- three bond funds based on Lehman U.S. Treasury indexes, and one based on a Goldman Sachs(R) corporate bond index -- were greeted with an enthusiastic reception from the investment community. These new funds attracted $3 billion in assets in their first week of trading. That is an impressive beginning considering that total inflows for all U.S. bond mutual funds combined was $50 billion for the first six months of 2002./3/

With a total of 81 different funds, iShares now gives its investors nearly four times more ways to structure their portfolios than any other provider of exchange traded funds (ETFs). Total assets under management for all iShares funds have grown tenfold since they were first launched in May 2000. We believe this is a result of investors and their advisors recognizing that iShares are not merely an investment choice, but an important investment tool.

At BGI we consider the iShares family of funds "industrial strength" for four simple reasons. We think you should keep these reasons in mind when you and your advisor meet to discuss your investment objectives, and then evaluate, and perhaps rebalance your portfolio.

First, iShares strive to obtain a fundamental goal of institutional investing: taking less of a bite out of a fund's returns. iShares seek to achieve this by minimizing capital gains distributions and management fees. These are not insignificant savings. It's estimated that between 1994 and 1999, investors in diversified U.S. stock funds lost, on average, 15% of their annual gains to taxes./4/ iShares, on the other hand, are managed in a way that keeps capital gains distributions to a minimum. For example, during the calendar year 2001 none of the domestic iShares funds distributed any capital gains./5/ Additionally, the fees charged by the iShares Funds are typically about half of other actively managed mutual funds./6/

Second, iShares embody a key tactic of institutional investors: UNCOMPLICATED DIVERSIFICATION. The benefits of diversification, as compared to picking individual stocks, are well documented. Although it's possible to diversify a portfolio by hand-selecting a wide variety of securities, to do it effectively is complicated and time-consuming. This is a reason why $1.56 trillion in institutional assets(7) are invested in index funds.

-------------------
/1/John Hechinger, Hey, Where Did My Mutual Fund Go?, The Wall Street Journal, April 17, 2002.

/2/Financial Research Corporation (FRC) database, BGI analysis.

/3/Financial Research Corporation (FRC) database, BGI analysis.

/4/Jonathan Clements, Fund Distributions are a Taxing Problem; How the Tax Man Dines on Your Funds, The Wall Street Journal, August 1999.

/5/Past performance is no guarantee of future results. There can be no assurance that iShares will not generate capital gains distributions in the future.

/6/Source: Morningstar Principia, BGI analysis 6/01.

/7/Source: Pensions & Investments, 5/27/02.

Shareholder Letter                                                             1

Third, iShares embody a key strategy of institutional investors: modular asset allocation. Each iShare fund focuses on a very specific slice of the equity and fixed income markets. With so many different iShares to choose from, investors have tremendous flexibility in structuring their portfolios to meet specific needs.

The fourth reason iShares are "industrial strength" is that they are advised by Barclays Global Investors, one of the world's largest institutional asset managers./8/ BGI manages money for over two thousand institutional clients around the world. Also, BGI has a longer index-based investing track record than any other fund manager. In fact, over thirty years ago it was BGI that created the world's first index strategy.

Throughout the coming year we will be working closely with the financial advisor community to introduce innovative strategies and structures that we have developed for their clients' portfolios. And we continue to enhance and improve the tools, data and resources on our Web site. If you haven't visited www.iShares.com in a while, we invite you to do so and learn more about iShares. In fact, Forbes Magazine named iShares.com "Best of the Web" among all ETF sites./9/

We think you'll agree everything about iShares really is industrial strength. On behalf of the iShares family of funds and our colleagues at BGI, we thank you for making iShares a part of your portfolio, and look forward to meeting your needs in the year ahead.

/s/ Garrett F. Bouton                       /s/ Lee T. Kranefuss

Garrett F. Bouton
President and Chairman of the Board         Lee T. Kranefuss
of Trustees of iShares Trust                Vice President of iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI. For Complete information, including charges and expenses, request a prospectus by calling 1-800-iSHARES (1-800-474-2737). Read it carefully before you invest.

There are Risks Involved With Investing, Including Possible Loss of Principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Mutual funds and iShares are obliged to distribute portfolio gains to shareholders by year-end. These gains may be generated due to index rebalancing or to meet diversification requirements. Your own iShares trading, too, will generate tax consequences and transaction expenses. Certain traditional mutual funds can be tax efficient as well. Past performance does not guarantee future results.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

------------------
/8/Source: Pensions & Investments, 5/27/02.
/9/Forbes Winter 2001.

2                                2002 iShares Semi-Annual Report to Shareholders

Market Overview

U.S. Equity Markets

U.S. equities fell heavily in the six months under review. Stocks rallied briefly in August, but this proved to be yet another false dawn. By the end of September, the broader market indices were back languishing at six-year lows. These latest falls mean that the S&P 500 Index has almost halved in value since its peak two years ago, and some sectors, notably telecommunications and technology, have lost considerably more than that. The current bear market is now on par with the 1970s bear market in terms of the scale of decline. However, in terms of duration, this is already the longest bear market in 60 years.

With hindsight, many believe equities had become significantly overvalued during the technology bubble. Therefore, some correction was inevitable, but a number of factors have added to the gloom this year. Chief among these were the corporate accounting scandals. Sadly, these were not confined to one errant corporation but spread among many. As a result, investors have not only had to contend with a severe profits recession, but learn how to differentiate real from virtual profits. It is little wonder, given such profound uncertainties, that investors have been applying larger risk premiums to their equity valuations.

This year's further collapse in share prices, in turn, has taken a toll on investor confidence and the wider economy. The Federal Reserve Board (the "Fed") has done a remarkable job in keeping the economy moving both before and after the events of September 11. Manufacturing has been in a deep recession, but the broader economy has held up reasonably well so far. This has been due largely to continued resilient consumer spending fueled by low interest rates and a buoyant housing market. However, even with interest rates at 40-year lows, industrial production has fallen since the summer and business investment has been cut. The danger has been that, after showing some improvement earlier this year, the manufacturing sector may relapse, causing the economy to suffer a so-called "double-dip" recession.

If these factors were not enough, investors also have had to contend with the prospect of a second Gulf War. Such geopolitical risk adds greatly to market uncertainties, while the higher oil price sparked by war fears could further slow economic recovery. Against this background, forecasts for economic growth have been cut back. With profits statements remaining uniformly downbeat, investors have had little incentive to raise their risk appetite, preferring instead to seek the relative safety of bonds and cash.

U.S. Fixed Income Markets

For all the reasons equity prices have dropped this year, bond prices have risen. Due to the inverse relationship between bond prices and bond yields, yields have fallen during the period. By the end of the six-month period, yields on the 30-year bond were at the lowest levels recorded since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries had fallen to their lowest levels since 1958. The threat of war, the diminishing prospect of sustained economic recovery and the sheer distrust of equities in the corporate climate have all added to the relative attractiveness of bonds. The spike in oil prices to 19-month highs may in the past have raised the unwelcome specter of inflation and thus have been harmful to bonds. But in the low inflation environment of the reporting period, producers have had much greater difficulty passing on price increases. Therefore, rising oil prices have been much more likely to bear down on demand as consumers have absorbed higher oil prices by cutting expenditure on other discretionary purchases.

There were no changes to the targeted federal funds rate over the period, but the Fed's policy bias seemed to shift toward one of greater ease over the summer as equity prices tumbled and doubts about the strength of the economic recovery accumulated. This perceived shift helped to drag bond yields lower, particularly at the short end of the curve. So far, the prospect of increased bond supply on the back of an escalating federal budget deficit has had only limited impact on investor enthusiasm for U.S. Treasuries.

International Equity Markets

The decline in U.S. equities over the period was echoed to a greater or lesser extent in markets around the world. Though the accounting scandals were confined largely to the U.S., the negative effect on investor confidence was global. The hesitant nature of the U.S. economic

Market Overview                                                                3
recovery also has had ramifications around the globe, while geopolitical risk in the Middle East and rising oil prices have affected all markets.

In Europe, economic growth has been particularly sluggish, with the German economy most seriously affected by the downturn in international trade. However, it is not just a squeeze on exports that has dampened growth. Domestic demand has fallen due to lower business investment. Consumers, too, have been reluctant to spend. High unemployment has affected large parts of the eurozone and there have been growing doubts that the operation of a single monetary policy offers sufficient flexibility to tackle the problem. Room for policy maneuver has been further constrained by the Stability and Growth Pact, which was adopted in 1997 when the monetary union was being established and limits the size of budget deficits across the zone.

While UK equities have also fallen heavily with concerns over the pensions industry and the solvency of the insurance sector, the economy has fared somewhat more favorably, helped by a more expansive fiscal policy and a strong housing market which, like the U.S., has supported consumer confidence and spending.

Japanese equities plumbed new depths over the period with the Nikkei Dow Index recording a 19-year low. Concern has again focused on the stability of the banking system and the mountain of bad debts that continued to undermine the efficient functioning of the economy. Japanese consumer prices have now fallen for three years in a row. Such deflation has raised the real value of debt and reduced the effectiveness of monetary policy. Meanwhile the government has continued to balk at the large-scale injection of public funds deemed necessary to put the banking system back on a sounder footing.

/s/ Francis Enderle

Francis Enderle
Chief Investment Officer, Global Indexing

4                                2002 iShares Semi-Annual Report to Shareholders

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES RUSSELL 1000 INDEX FUNDS
Performance as of 9/30/02

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 9/30/02        Inception to 9/30/02       Inception to 9/30/02
                           -------------------------  -------------------------  -------------------------
iShares Index Fund           NAV    Market    Index     NAV    Market    Index     NAV    Market    Index
Russell 1000               (19.63)% (19.62)% (19.34)% (20.40)% (20.46)% (20.30)% (41.91)% (42.01)% (41.73)%
Russell 1000 Growth        (22.73)% (22.72)% (22.31)% (29.68)% (29.73)% (29.53)% (56.47)% (56.53)% (56.22)%
Russell 1000 Value         (17.07)% (17.05)% (16.80)%  (9.81)%  (9.88)%  (9.69)% (21.65)% (21.79)% (21.38)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/15/00, 05/22/00 and 05/22/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/19/00, 05/26/00 and 05/26/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                 Sector Breakout

                               RUSSELL 1000 INDEX

                                  [PIE CHART]

Consumer Discretionary      13.53%
Consumer Staples             9.80%
Energy                       5.94%
Financials                  21.89%
Health Care                 15.98%
Industrials                 11.07%
Information Technology      12.24%
Materials                    2.84%
Telecommunication Services   3.49%
Utilities                    3.22%

                           RUSSELL 1000 GROWTH INDEX

                                  [PIE CHART]

Consumer Discretionary      15.12%
Consumer Staples            12.30%
Energy                       1.22%
Financials                  10.08%
Health Care                 27.46%
Industrials                 13.20%
Information Technology      19.61%
Materials                    0.56%
Telecommunication Services   0.38%
Utilities                    0.07%

                            RUSSELL 1000 VALUE INDEX

                                  [PIE CHART]

Consumer Discretionary      11.87%
Consumer Staples             7.21%
Energy                      10.86%
Financials                  34.17%
Health Care                  4.01%
Industrials                  8.86%
Information Technology       4.57%
Materials                    5.21%
Telecommunication Services   6.74%
Utilities                    6.50%

6                                2002 iShares Semi-Annual Report to Shareholders

The iShares Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index. For the six-month period ended September 30, 2002 (the "reporting period"), the Index declined 28.09%. The iShares Russell 1000 Growth Index Fund and iShares Russell 1000 Value Index Fund seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell 1000 Index, as measured by the Russell 1000 Growth Index and the Russell 1000 Value Index, respectively. During the reporting period, the Russell 1000 Growth Index declined 30.91% and the Russell 1000 Value Index declined 25.69%. For the reporting period, the iShares Russell 1000 Index Fund declined 28.10%; the iShares Russell 1000 Growth Index Fund was down 30.96% and the iShares Russell 1000 Value Index Fund declined 25.73%.

Equity markets slumped during the reporting period, facing downward pressure on economic, political and corporate fronts. Weak economic indicators continued to cloud the outlook for recovery: despite a robust first quarter GDP growth rate of 6.1%, second quarter growth was reported at a sluggish 1.3%. The labor market remained soft, housing starts declined, and the U.S. dollar continued weakening. Investor skepticism about corporate leadership continued: earlier investigations of corporate scandal broadened to include even more companies. As Americans marked the one-year anniversary of the tragic events of September 11, 2001, geopolitical tensions continued to weigh heavily on the markets. The possibility of war with Iraq helped drive the price of oil above $30 per barrel, its highest level in more than a year.

Responding to the sense of uncertainty on these fronts, investors generally retreated away from growth-oriented stocks more than value-oriented stocks. Although both areas suffered double-digit declines, losses were greater among growth sectors during the reporting period. Reflecting this trend, the two sectors within the Russell 1000 Index that were the most adversely affected were information technology (12.24% of the Index as of September 30, 2002) and telecommunications services (3.49% of the Index as of September 30, 2002), which declined 46.04% and 43.58%, respectively. The utilities sector (3.22% of the Index as of September 30, 2002), which contains a mixture of growth-oriented companies and traditional value-oriented companies, also struggled, losing 32.98%. Consumer discretionary stocks (13.53% of the Index as of September 30, 2002) fell 27.78%. The strongest performer was consumer staples (9.80% of the Index as of September 30, 2002), which declined 14.06%.

In terms of individual Index holdings, the only position among the Index's ten largest holdings to post a gain over the reporting period was Procter & Gamble (1.49% of the Index as of September 30, 2002) which returned 0.91%. Citigroup (1.96% of the Index as of September 30, 2002) logged the biggest loss, falling 35.44%. General Electric (the Index's largest holding at 3.14% of the Index as of September 30, 2002) fell 33.34%, and Microsoft (2.51% of the Index as of September 30, 2002) declined 27.47%. Exxon Mobil (2.78% of the Index as of September 30) lost 26.33%.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iSHARES RUSSELL 2000 INDEX FUNDS
Performance as of 9/30/02

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                               Year Ended 9/30/02       Inception to 9/30/02       Inception to 9/30/02
                           -------------------------  -------------------------  -------------------------
iShares Index Fund           NAV    Market    Index     NAV    Market    Index     NAV    Market    Index
Russell 2000                (9.53)%  (9.55)%  (9.21)%  (9.68)%  (9.94)%  (9.34)% (21.37)% (21.90)% (20.66)%
Russell 2000 Growth        (18.46)% (18.28)% (18.00)% (29.69)% (29.95)% (29.45)% (53.74)% (54.13)% (53.41)%
Russell 2000 Value          (1.85)%  (2.27)%  (1.45)%   3.63%    3.26%    3.99%    8.12%    7.28%    8.94%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00, 07/28/00 and 07/28/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout
                               RUSSELL 2000 INDEX

                                  [PIE CHART]

Consumer Discretionary      14.76%
Consumer Staples             3.57%
Energy                       4.11%
Financials                  23.92%
Health Care                 13.07%
Industrials                 15.18%
Information Technology      14.90%
Materials                    5.32%
Telecommunication Services   1.03%
Utilities                    4.14%

                           RUSSELL 2000 GROWTH INDEX

Consumer Discretionary      15.00%
Consumer Staples             3.06%
Energy                       4.88%
Financials                  16.69%
Health Care                 20.12%
Industrials                 14.45%
Information Technology      21.17%
Materials                    2.32%
Telecommunication Services   1.31%
Utilities                    1.00%

                            RUSSELL 2000 VALUE INDEX

Consumer Discretionary      14.54%
Consumer Staples             4.04%
Energy                       3.40%
Financials                  30.59%
Health Care                  6.59%
Industrials                 15.86%
Information Technology       9.12%
Materials                    8.08%
Telecommunication Services   0.76%
Utilities                    7.02%

8                                2002 iShares Semi-Annual Report to Shareholders

The iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. For the six-month period ended September 30, 2002 (the "reporting period"), the Index declined 27.97%. The iShares Russell 2000 Growth Index Fund and iShares Russell 2000 Value Index Fund seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell 2000 Index, as measured by the Russell 2000 Growth Index and the Russell 2000 Value Index, respectively. During the reporting period, the Russell 2000 Growth Index declined 33.84% and the Russell 2000 Value Index declined 22.96%. For the same period, the iShares Russell 2000 Index Fund declined 27.94%; the iShares Russell 2000 Growth Index Fund was down 33.80% and the iShares Russell 2000 Value Index Fund declined 22.96%.

Equity markets faced challenges from all fronts during the reporting period. Despite a robust first quarter GDP growth rate of 6.1%, second quarter growth was reported at a mere 1.3%, raising doubts about the strength of economic recovery. Further clouding the economic picture, the labor market remained soft, consumer spending appeared to have peaked, and the U.S. dollar continued weakening. On the corporate front, profit warnings escalated during the period. During the third quarter of 2002, the number of companies issuing earnings warnings rose 28% over the second quarter. The investigations into corporate irregularities continued to expand during the reporting period, rattling investors' confidence in corporate leadership. Compounding the uncertainty, geopolitical tensions continued to mount. As an invasion of Iraq became a clear possibility, the potential disruption in the flow of oil from the Middle East led to a spike in oil prices. By late September oil jumped to a 19-month high of $30.71 per barrel.

Although every major industry group of the Russell 2000 Index posted declines for the reporting period, the losses were more severe among growth sectors. Leading the list was information technology stocks (14.90% of the Index as of September 30, 2002), which fell 53.44%. Telecommunications services (1.03% of the Index) also registered heavy losses, declining 51.83%. Health care (13.07% of the Index as of September 30) declined 32.73%. The best performing group was financials (23.93% of the Index), which lost a relatively slight 6.10%.

In terms of individual holdings, performance was mixed over the reporting period among the Index's ten largest holdings. Corinthian Colleges, the Index's second largest holding at 0.25% of the Index, gained 49.32%, while Worthington Industries (0.22% of the Index as of September 30, 2002) returned 24.11%. Techne Corporation (0.24% of the Index as of September 30) logged a gain of 18.93%. On the negative side, Overture Services (0.21% of the Index as of September 30, 2002) declined 15.58%, Payless Shoesource (0.21% of the Index as of September
30) fell 11.53%, and AGL Resources (0.22% of the Index) lost 3.73%.

Managers' Discussion & Analysis                                                9

Schedule of Investments (Unaudited)

iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 99.83%
General Electric Co.                         760,850  $ 18,754,953
Exxon Mobil Corp.                            519,264    16,564,522
Microsoft Corp./1/                           342,944    15,000,371
Pfizer Inc.                                  478,078    13,873,824
Johnson & Johnson                            230,576    12,469,550
Citigroup Inc.                               394,056    11,683,760
Wal-Mart Stores Inc.                         208,581    10,270,528
American International Group Inc.            176,073     9,631,193
Procter & Gamble Co.                          99,537     8,896,617
Merck & Co. Inc.                             173,418     7,926,937
International Business Machines Corp.        131,045     7,651,718
Bank of America Corp.                        117,826     7,517,299
Coca-Cola Co. (The)                          155,359     7,451,018
Intel Corp.                                  511,966     7,111,208
Philip Morris Companies Inc.                 163,816     6,356,061
Wells Fargo & Company                        130,993     6,308,623
Cisco Systems Inc./1/                        560,219     5,871,095
Verizon Communications Inc.                  208,556     5,722,777
ChevronTexaco Corp.                           81,756     5,661,603
SBC Communications Inc.                      255,764     5,140,856
PepsiCo Inc.                                 135,391     5,002,697
Viacom Inc. "B"/1/                           119,397     4,841,548
Abbott Laboratories                          119,502     4,827,881
Home Depot Inc.                              179,933     4,696,251
Fannie Mae                                    76,268     4,540,997
Lilly (Eli) and Co.                           73,766     4,082,210
Dell Computer Corp./1/                       173,129     4,070,263
Medtronic Inc.                                93,002     3,917,244
Pharmacia Corp.                               99,063     3,851,569
AOL Time Warner Inc./1/                      328,062     3,838,325
Amgen Inc./1/                                 90,457     3,772,057
Bristol-Myers Squibb Co.                     148,391     3,531,706
AT&T Corp.                                   292,132     3,508,505
Wachovia Corp.                               104,845     3,427,383
Anheuser-Busch Companies Inc.                 67,134     3,396,980
Bank One Corp.                                89,993     3,365,738
3M Co.                                        29,794     3,276,446
Wyeth                                        101,560     3,229,608
Freddie Mac                                   53,124     2,969,632
JP Morgan Chase & Co.                        152,497     2,895,918
Morgan Stanley                                84,419     2,860,116
American Express Co.                          90,325     2,816,333
Du Pont (E.I.) de Nemours & Co.               76,130     2,746,009
U.S. Bancorp                                 146,466     2,721,338
BellSouth Corp.                              143,621     2,636,882
Oracle Corp./1/                              315,508     2,479,893
Lowe's Companies Inc.                         59,479     2,462,431
Hewlett-Packard Co.                          207,192     2,417,931
Walgreen Co.                                  78,413     2,411,984
Gillette Co. (The)                            80,940     2,395,824
ConocoPhillips                                51,798     2,395,139
Schering-Plough Corp.                        112,323     2,394,726
Fifth Third Bancorp                           39,095     2,393,787
Walt Disney Co. (The)                        156,200     2,364,868
Washington Mutual Inc.                        74,607     2,347,882
Colgate-Palmolive Co.                         41,877     2,259,264
Kimberly-Clark Corp.                          39,788     2,253,592
Merrill Lynch & Co. Inc.                      65,773     2,167,220
Cardinal Health Inc.                          34,562     2,149,756
Boeing Co. (The)                              61,264     2,090,940
Target Corp.                                  69,526     2,052,408
United Technologies Corp.                     36,243     2,047,367
Texas Instruments Inc.                       132,904     1,962,992
Allstate Corp. (The)                          54,406     1,934,133
Dow Chemical Co. (The)                        69,582     1,900,284
United Parcel Service Inc.                    29,874     1,868,021
Tenet Healthcare Corp./1/                     37,435     1,853,033
Lockheed Martin Corp.                         28,623     1,851,049
UnitedHealth Group Inc.                       20,885     1,821,590
HCA Inc.                                      37,738     1,796,706
Motorola Inc.                                173,992     1,771,239
Marsh & McLennan Companies Inc.               42,004     1,749,047
McDonald's Corp.                              97,443     1,720,843
General Motors Corp. "A"                      42,943     1,670,483
Automatic Data Processing Inc.                47,543     1,653,070
First Data Corp.                              58,599     1,637,842
FleetBoston Financial Corp.                   80,278     1,632,052
QUALCOMM Inc./1/                              58,961     1,628,503
Bank of New York Co. Inc. (The)               55,817     1,604,181
Southern Co.                                  53,934     1,552,221

10                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Comcast Corp. "A"(1)                          72,473  $  1,511,787
MBNA Corp.                                    81,410     1,496,316
Gannett Co. Inc.                              20,434     1,474,926
Applied Materials Inc./1/                    125,731     1,452,193
Sysco Corp.                                   50,889     1,444,739
Liberty Media Corp. "A"/1/                   198,839     1,427,664
Emerson Electric Co.                          32,263     1,417,636
Baxter International Inc.                     46,113     1,408,752
Clear Channel Communications Inc./1/          39,424     1,369,984
Ford Motor Company                           138,981     1,362,014
Kohls Corp./1/                                22,344     1,358,739
Honeywell International Inc.                  62,684     1,357,735
National City Corp.                           46,717     1,332,836
BB&T Corp.                                    36,784     1,288,911
Prudential Financial Inc./1/                  44,857     1,281,116
Alcoa Inc.                                    64,909     1,252,744
General Mills Inc.                            28,119     1,249,046
Duke Energy Corp.                             63,589     1,243,165
International Paper Co.                       37,053     1,237,200
Goldman Sachs Group Inc. (The)                18,497     1,221,357
AFLAC Inc.                                    39,685     1,217,933
SunTrust Banks Inc.                           19,071     1,172,485
Exelon Corp.                                  24,649     1,170,827
FedEx Corp.                                   22,898     1,146,503
Costco Wholesale Corp./1/                     34,855     1,128,256
General Dynamics Corp.                        13,857     1,126,990
Union Pacific Corp.                           19,321     1,118,106
Sara Lee Corp.                                60,125     1,099,686
Harley-Davidson Inc.                          23,199     1,077,594
Dominion Resources Inc.                       21,214     1,076,186
SLM Corp.                                     11,307     1,053,134
Waste Management Inc.                         44,360     1,034,475
ConAgra Foods Inc.                            41,240     1,024,814
Forest Laboratories Inc. "A"/1/               12,258     1,005,279
Household International Inc.                  34,960       989,718
Illinois Tool Works Inc.                      16,929       987,469
Travelers Property Casualty
  Corp. "B"/1/                                72,691       983,509
Caterpillar Inc.                              26,420       983,352
State Street Corp.                            24,917       962,793
Alltel Corp.                                  23,815       955,696
Northrop Grumman Corp.                         7,462       925,586
Lehman Brothers Holdings Inc.                 18,741       919,246
PNC Financial Services Group                  21,757       917,493
McGraw-Hill Companies Inc. (The)              14,917       913,219
Heinz (H.J.) Co.                              26,844       895,784
Cendant Corp./1/                              83,089       894,038
Raytheon Co.                                  30,439       891,863
Mellon Financial Corp.                        33,836       877,367
Kroger Co./1/                                 60,905       858,761
TXU Corp.                                     20,435       852,344
Anadarko Petroleum Corp.                      19,060       848,932
Sears, Roebuck and Co.                        21,729       847,431
Avon Products Inc.                            18,083       833,626
Deere & Co.                                   18,231       828,599
Equity Office Properties Trust                32,000       826,240
Safeway Inc./1/                               36,908       823,048
KeyCorp                                       32,714       816,869
Occidental Petroleum Corp.                    28,766       816,379
WellPoint Health Networks Inc./1/             11,112       814,510
Omnicom Group Inc.                            14,375       800,400
Kraft Foods Inc.                              21,489       783,489
Hartford Financial Services Group Inc.        19,007       779,287
EMC Corp./1/                                 170,470       779,048
Southwest Airlines Co.                        59,235       773,609
Boston Scientific Corp./1/                    24,311       767,255
CVS Corp.                                     30,082       762,579
Guidant Corp./1/                              23,487       758,865
Baker Hughes Inc.                             25,923       752,545
Progressive Corp. (The)                       14,726       745,577
Weyerhaeuser Co.                              16,791       734,942
Air Products & Chemicals Inc.                 17,420       731,814
Schwab (Charles) Corp. (The)                  83,854       729,530
Bed Bath & Beyond Inc./1/                     22,394       729,373
FPL Group Inc.                                13,522       727,484
Masco Corp.                                   36,891       721,219
Newmont Mining Corp.                          26,077       717,378
Entergy Corp.                                 17,040       708,864
American Electric Power Co. Inc.              24,804       707,162
AT&T Wireless Services Inc./1/               171,382       706,094

Schedules of Investments                                                      11
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
TJX Companies Inc.                            41,369  $    703,273
CIGNA Corp.                                    9,932       702,689
Anthem Inc./1/                                10,807       702,455
Burlington Northern Santa Fe Corp.            29,361       702,315
Albertson's Inc.                              29,043       701,679
Progress Energy Inc.                          16,815       687,229
Chubb Corp.                                   12,426       681,318
Comerica Inc.                                 13,756       663,314
Intuit Inc./1/                                14,564       663,099
Consolidated Edison Inc.                      16,309       655,948
Sun Microsystems Inc./1/                     249,156       645,314
SouthTrust Corp.                              26,605       645,171
Praxair Inc.                                  12,504       639,079
FirstEnergy Corp.                             21,269       635,730
Yum! Brands Inc./1/                           22,738       630,070
Hancock (John) Financial Services Inc.        22,633       629,197
Newell Rubbermaid Inc.                        20,378       629,069
Kellogg Co.                                   18,911       628,791
Apache Corp.                                  10,526       625,771
Concord EFS Inc./1/                           39,127       621,337
Tribune Co.                                   14,856       621,129
Sprint Corp. (FON Group)                      67,974       619,923
General Motors Corp. "H"/1/                   67,394       616,655
Principal Financial Group Inc./1/             23,437       613,581
Starbucks Corp./1/                            29,678       612,257
Maxim Integrated Products Inc./1/             24,700       611,572
Eastman Kodak Co.                             22,405       610,312
Wrigley (William Jr.) Co.                     12,319       609,667
Electronic Arts Inc./1/                        9,218       608,019
Paychex Inc.                                  24,956       606,930
Mattel Inc.                                   33,492       603,191
Norfolk Southern Corp.                        29,780       601,258
Golden West Financial Corp.                    9,654       600,286
Burlington Resources Inc.                     15,474       593,583
McKesson Corp.                                20,950       593,514
Stryker Corp.                                 10,302       593,395
eBay Inc./1/                                  11,234       593,268
Block (H & R) Inc.                            14,105       592,551
Unocal Corp.                                  18,789       589,787
PPG Industries Inc.                           12,972       579,848
Regions Financial Corp.                       17,657       576,854
AmSouth Bancorp                               27,803       576,634
Zimmer Holdings Inc./1/                       14,926       572,263
AmerisourceBergen Corp.                        7,955       568,146
Northern Trust Corp.                          15,015       566,366
Becton, Dickinson & Co.                       19,870       564,308
Pitney Bowes Inc.                             18,497       563,974
Allergan Inc.                                 10,277       559,069
Capital One Financial Corp.                   15,932       556,345
Genentech Inc./1/                             16,938       552,687
Archer-Daniels-Midland Co.                    43,880       548,939
Analog Devices Inc./1/                        27,836       548,369
Biomet Inc.                                   20,566       547,673
Fortune Brands Inc.                           11,568       547,051
Marathon Oil Corp.                            23,797       539,716
Charter One Financial Inc.                    17,771       528,162
Devon Energy Corp.                            10,943       528,000
Johnson Controls Inc.                          6,853       526,447
Clorox Co.                                    12,961       520,773
Micron Technology Inc./1/                     41,905       518,365
MetLife Inc.                                  22,638       515,241
Electronic Data Systems Corp.                 36,705       513,136
Gap Inc. (The)                                47,240       512,554
Linear Technology Corp.                       24,413       505,837
DTE Energy Co.                                12,417       505,372
Equity Residential                            21,078       504,607
May Department Stores Co. (The)               22,102       503,263
St. Paul Companies Inc.                       16,996       488,125
Moody's Corp.                                  9,990       484,515
St. Jude Medical Inc./1/                      13,562       484,163
Public Service Enterprise Group Inc.          15,807       482,114
Danaher Corp.                                  8,475       481,804
M&T Bank Corp.                                 6,082       479,322
North Fork Bancorp Inc.                       12,556       475,119
International Game Technology Inc./1/          6,869       474,923
TRW Inc.                                       8,078       472,967
Lexmark International Group Inc. "A"/1/        9,977       468,919
New York Times Co. "A"                        10,302       468,226

12                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Limited Brands Inc.                           32,565  $    466,982
Agilent Technologies Inc./1/                  35,692       466,138
Jefferson-Pilot Corp.                         11,579       464,318
Synovus Financial Corp.                       22,506       464,074
Interpublic Group of Companies Inc.           29,251       463,628
Ameren Corp.                                  11,080       461,482
Veritas Software Corp./1/                     31,366       461,394
Staples Inc./1/                               35,844       458,445
MBIA Inc.                                     11,348       453,353
Federated Department Stores Inc./1/           15,370       452,493
Marshall & Ilsley Corp.                       16,199       451,790
Hershey Foods Corp.                            7,227       448,435
Gilead Sciences Inc./1/                       13,278       445,211
Loews Corp.                                   10,263       440,180
Lincoln National Corp.                        14,380       439,309
AutoZone Inc./1/                               5,562       438,619
Best Buy Co. Inc./1/                          19,596       437,187
ITT Industries Inc.                            6,959       433,754
Halliburton Co.                               33,456       431,917
CSX Corp.                                     16,311       430,284
Avery Dennison Corp.                           7,513       428,091
Marriott International Inc. "A"               14,756       427,776
Union Planters Corp.                          15,562       427,333
Harrah's Entertainment Inc./1/                 8,821       425,260
SunGard Data Systems Inc./1/                  21,709       422,240
Ecolab Inc.                                    9,924       414,129
Fiserv Inc./1/                                14,677       412,130
Genuine Parts Co.                             13,368       409,596
Bear Stearns Companies Inc. (The)              7,225       407,490
KLA-Tencor Corp./1/                           14,579       407,337
Franklin Resources Inc.                       13,055       406,011
Xilinx Inc./1/                                25,550       404,661
Aetna Inc.                                    11,269       403,543
Cinergy Corp.                                 12,819       402,901
MedImmune Inc./1/                             19,195       401,559
Apollo Group Inc. "A"/1/                       9,151       397,428
National Commerce Financial Corp.             15,856       397,193
Apple Computer Inc./1/                        27,340       396,430
Dover Corp.                                   15,563       394,989
Cox Communications Inc. "A"/1/                15,737       386,973
Campbell Soup Co.                             17,304       382,072
Nextel Communications Inc. "A"/1/             50,562       381,743
Cintas Corp.                                   9,062       379,879
Countrywide Credit Industries Inc.             8,005       377,436
Cincinnati Financial Corp.                    10,565       375,903
Health Management Associates Inc. "A"/1/      18,590       375,890
UNUMProvident Corp.                           18,457       375,600
Coca-Cola Enterprises Inc.                    17,672       375,353
AON Corp.                                     18,303       375,028
Rohm & Haas Co. "A"                           12,002       372,062
Symantec Corp./1/                             11,019       371,010
PPL Corp.                                     11,357       369,557
Delphi Automotive Systems Corp.               43,121       368,685
El Paso Corp.                                 44,486       367,899
Amerada Hess Corp.                             5,416       367,638
UST Inc.                                      13,011       367,040
Laboratory Corp. of America Holdings/1/       10,753       363,236
KeySpan Corp.                                 10,813       362,236
Knight Ridder Inc.                             6,404       361,250
IDEC Pharmaceuticals Corp./1/                  8,638       358,650
Simon Property Group Inc.                      9,907       353,977
Quest Diagnostics Inc./1/                      5,693       350,290
Adobe Systems Inc.                            18,295       349,434
Parker Hannifin Corp.                          9,094       347,482
Huntington Bancshares Inc.                    19,068       346,847
Computer Sciences Corp./1/                    12,455       346,124
Ambac Financial Group Inc.                     6,401       344,950
King Pharmaceuticals Inc./1/                  18,809       341,760
Starwood Hotels & Resorts Worldwide Inc.      15,296       341,101
Eaton Corp.                                    5,350       341,009
First Tennessee National Corp.                 9,731       337,374
PG&E Corp./1/                                 29,929       337,001
Computer Associates International Inc.        35,050       336,480
Kerr-McGee Corp.                               7,736       336,052
Biogen Inc./1/                                11,396       333,561
IMS Health Inc.                               22,218       332,603
Popular Inc.                                  10,519       332,400

Schedules of Investments                                                      13
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Penney (J.C.) Co. Inc.                        20,608  $    328,079
Family Dollar Stores Inc.                     12,157       326,780
Darden Restaurants Inc.                       13,355       323,725
Torchmark Corp.                                9,389       321,667
Archstone-Smith Trust                         13,390       319,753
Affiliated Computer Services Inc. "A"/1/       7,480       318,274
Plum Creek Timber Co. Inc.                    14,053       317,738
Mylan Laboratories Inc.                        9,704       317,709
EchoStar Communications Corp./1/              18,336       317,213
Pepsi Bottling Group Inc.                     13,540       316,836
Microchip Technology Inc./1/                  15,421       315,359
BJ Services Co./1/                            12,110       314,860
EOG Resources Inc.                             8,743       314,398
Constellation Energy Group Inc.               12,590       312,106
SAFECO Corp.                                   9,816       311,952
Textron Inc.                                   9,122       311,060
Genzyme Corp. - General Division/1/           15,076       310,716
Zions Bancorp                                  7,025       305,798
Rockwell Collins                              13,930       305,624
Monsanto Co.                                  19,896       304,210
Prologis Trust                                12,168       303,105
SPX Corp./1/                                   2,994       302,095
Applera Corp. - Applied Biosystems Group      16,390       299,937
Leggett & Platt Inc.                          15,065       298,136
American Standard Companies Inc./1/            4,672       297,233
MeadWestvaco Corp.                            15,424       296,295
Office Depot Inc./1/                          23,732       292,853
Hilton Hotels Corp.                           25,560       290,873
Caremark Rx Inc./1/                           17,063       290,071
Compass Bancshares Inc.                        9,801       289,031
Wendy's International Inc.                     8,719       288,686
Dollar General Corp.                          21,395       287,121
MGIC Investment Corp.                          6,972       284,667
Xcel Energy Inc.                              30,544       284,365
Yahoo! Inc./1/                                29,659       283,837
R.J. Reynolds Tobacco Holdings Inc.            7,027       283,329
ENSCO International Inc.                      11,217       280,874
Jones Apparel Group Inc./1/                    9,140       280,598
USA Networks Inc./1/                          14,476       280,545
PACCAR Inc.                                    8,203       277,179
NiSource Inc.                                 16,021       276,042
Sigma-Aldrich Corp.                            5,598       275,813
GreenPoint Financial Corp.                     6,605       275,693
Xerox Corp./1/                                55,433       274,393
Sempra Energy                                 13,945       274,019
L-3 Communications Holdings Inc./1/            5,195       273,777
Dean Foods Co./1/                              6,809       270,862
Banknorth Group Inc.                          11,344       269,420
Ocean Energy Inc.                             13,449       268,308
RadioShack Corp./1/                           13,363       268,062
Univision Communications Inc./1/              11,717       267,148
DST Systems Inc./1/                            9,033       266,203
Oxford Health Plans Inc./1/                    6,833       266,077
Express Scripts Inc. "A"/1/                    4,831       263,386
Vulcan Materials Co.                           7,280       263,245
Old Republic International Corp.               9,184       260,642
Sovereign Bancorp Inc.                        20,057       258,735
Black & Decker Corp.                           6,168       258,624
PeopleSoft Inc./1/                            20,879       258,273
Duke-Weeks Realty Corp.                       10,409       256,270
Lincare Holdings Inc./1/                       8,178       253,845
Grainger (W.W.) Inc.                           5,946       253,002
ServiceMaster Co.                             23,262       252,393
Altera Corp./1/                               29,082       252,141
Edison International/1/                       25,120       251,200
TCF Financial Corp.                            5,863       248,181
Hibernia Corp. "A"                            12,381       247,496
Chiron Corp./1/                                7,052       246,397
McCormick & Co. Inc.                          10,787       245,944
General Growth Properties Inc.                 4,764       245,346
Kinder Morgan Inc.                             6,904       244,747
Waters Corp./1/                               10,085       244,561
CenturyTel Inc.                               10,881       244,061
Equifax Inc.                                  11,157       242,553
Nike Inc. "B"                                  5,604       241,981
Public Storage Inc.                            7,517       239,792
BMC Software Inc./1/                          18,337       239,665
Circuit City Stores Inc.                      15,749       238,597
Qwest Communications International Inc./1/   104,582       238,447

14                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Engelhard Corp.                                9,993  $    238,133
Apartment Investment & Management Co. "A"      6,114       237,529
Molex Inc.                                    10,097       237,481
Sherwin-Williams Co.                           9,992       236,611
Pepco Holdings Inc.                           11,768       234,772
Amazon.com Inc./1/                            14,722       234,521
ChoicePoint Inc./1/                            6,580       234,511
VF Corp.                                       6,500       233,870
Georgia-Pacific Corp.                         17,716       231,902
Estee Lauder Companies Inc. "A"                8,002       229,977
Michaels Stores Inc./1/                        5,019       229,368
Lennar Corp.                                   4,109       229,200
Nucor Corp.                                    6,044       229,068
Smith International Inc./1/                    7,776       227,915
Novellus Systems Inc./1/                      10,935       227,557
New York Community Bancorp Inc.                8,061       227,078
Murphy Oil Corp.                               2,765       226,924
Eastman Chemical Co.                           5,925       226,157
Deluxe Corp.                                   5,001       225,345
Whirlpool Corp.                                4,904       224,897
Varian Medical Systems Inc./1/                 5,231       224,881
Republic Services Inc. "A"/1/                 11,926       224,209
Radian Group Inc.                              6,830       223,068
Bard (C.R.) Inc.                               4,024       219,831
Vornado Realty Trust                           5,563       219,460
Kimco Realty Corp.                             7,047       219,162
Synopsys Inc./1/                               5,729       218,561
DENTSPLY International Inc.                    5,432       218,203
Ross Stores Inc.                               6,120       218,117
Fox Entertainment Group Inc. "A"/1/            9,882       217,700
Ball Corp.                                     4,304       216,879
Energy East Corp.                             10,908       216,087
Pioneer Natural Resources Co./1/               8,892       215,631
Sabre Holdings Corp./1/                       11,111       214,998
Energizer Holdings Inc./1/                     7,052       214,381
Thermo Electron Corp./1/                      13,257       213,835
Hillenbrand Industries Inc.                    3,934       213,616
Fidelity National Financial Inc.               7,391       212,343
Wisconsin Energy Corp.                         8,735       212,261
Triad Hospitals Inc./1/                        5,567       211,268
Legg Mason Inc.                                4,958       211,012
SCANA Corp.                                    8,074       210,085
Centex Corp.                                   4,717       209,199
First Health Group Corp./1/                    7,648       207,414
Stilwell Financial Inc.                       17,179       207,351
First Virginia Banks Inc.                      5,555       207,201
Reliant Energy Inc.                           20,596       206,166
Valero Energy Corp.                            7,775       205,804
Liz Claiborne Inc.                             8,240       205,588
Mercantile Bankshares Corp.                    5,373       205,087
Cadence Design Systems Inc./1/                20,082       204,234
Westwood One Inc./1/                           5,688       203,346
Lear Corp./1/                                  4,879       203,210
Millennium Pharmaceuticals Inc./1/            21,747       202,682
T. Rowe Price Group Inc.                       8,106       202,326
Tyson Foods Inc. "A"                          17,373       202,048
Rockwell International Corp.                  12,362       201,130
Pactiv Corp./1/                               12,215       200,937
Convergys Corp./1/                            13,364       200,861
Telephone & Data Systems Inc.                  3,979       200,741
Expeditors International Washington Inc.       7,174       200,442
Lucent Technologies Inc./1/                  263,495       200,256
Edwards (A.G.) Inc.                            6,201       198,308
Patterson Dental Co./1/                        3,847       196,889
Mohawk Industries Inc./1/                      3,939       195,571
AvalonBay Communities Inc.                     4,669       195,164
Valley National Bancorp                        7,325       194,845
Brinker International Inc./1/                  7,493       194,069
MGM Grand Inc./1/                              5,149       192,058
Dun & Bradstreet Corp./1/                      5,714       192,048
Universal Health Services Inc. "B"/1/          3,752       191,915
Watson Pharmaceuticals Inc./1/                 7,810       191,423
Bemis Co.                                      3,860       190,684
Donnelley (R.R.) & Sons Co.                    8,087       190,125
Boston Properties Inc.                         5,105       189,906
PMI Group Inc. (The)                           6,963       189,463
Robert Half International Inc./1/             11,906       188,948
Dollar Tree Stores Inc./1/                     8,521       187,803
CDW Computer Centers Inc./1/                   4,418       187,146
Associated Bancorp                             5,858       185,874

Schedules of Investments                                                      15
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Health Care Property Investors Inc.            4,363   $   185,864
Washington Post Company (The) "B"                286       185,614
TECO Energy Inc.                              11,650       185,002
XTO Energy Inc.                                8,976       184,995
Tiffany & Co.                                  8,604       184,384
Golden State Bancorp Inc.                      5,694       184,030
Commerce Bancorp Inc.                          4,425       183,682
Diebold Inc.                                   5,550       182,706
AMB Property Corp.                             6,313       182,446
Brown-Forman Corp. "B"                         2,725       182,439
JDS Uniphase Corp./1/                         93,166       181,487
Liberty Property Trust                         5,753       178,343
International Flavors & Fragrances Inc.        5,589       178,010
Rouse Co.                                      5,550       177,323
AutoNation Inc./1/                            15,370       177,062
LSI Logic Corp./1/                            27,838       176,771
PETsMART Inc./1/                               9,917       176,622
QLogic Corp./1/                                6,767       176,213
Commerce Bancshares Inc.                       4,499       175,776
Jabil Circuit Inc./1/                         11,890       175,734
American Water Works Inc.                      3,928       175,424
Health Net Inc./1/                             8,175       175,354
Manor Care Inc./1/                             7,784       174,984
Coach Inc./1/                                  6,802       174,131
Unisys Corp./1/                               24,838       173,866
Stanley Works (The)                            5,296       173,020
Allied Capital Corp.                           7,854       171,924
Manpower Inc.                                  5,857       171,844
Northeast Utilities                           10,058       169,980
Beckman Coulter Inc.                           4,389       169,854
Whole Foods Market Inc./1/                     3,961       169,689
Siebel Systems Inc./1/                        29,428       169,211
Federated Investors Inc. "B"                   6,228       168,094
Pinnacle West Capital Corp.                    6,055       168,087
Equitable Resources Inc.                       4,865       168,086
Smurfit-Stone Container Corp./1/              13,365       167,864
Network Appliance Inc./1/                     22,887       167,762
Park Place Entertainment Corp./1/             21,070       167,507
Alliant Techsystems Inc./1/                    2,409       166,823
Lamar Advertising Co./1/                       5,480       166,318
Host Marriott Corp./1/                        17,875       165,880
UnionBanCal Corp.                              3,934       165,267
National Semiconductor Corp./1/               13,831       165,142
Gallagher (Arthur J.) & Co.                    6,674       164,514
Williams-Sonoma Inc./1/                        6,942       164,039
NSTAR                                          4,130       163,342
SUPERVALU Inc.                                10,102       163,147
Career Education Corp./1/                      3,393       162,891
Pulte Homes Inc.                               3,817       162,719
D.R. Horton Inc.                               8,730       162,553
Humana Inc./1/                                13,100       162,440
DPL Inc.                                       9,769       160,700
Phelps Dodge Corp./1/                          6,265       160,572
Autoliv Inc.                                   7,584       159,871
Hospitality Properties Trust                   4,821       159,672
Broadcom Corp. "A"/1/                         14,949       159,655
Protective Life Corp.                          5,186       159,573
Harris Corp.                                   4,758       159,345
Sonoco Products Co.                            7,433       158,397
Astoria Financial Corp.                        6,487       158,283
KB HOME                                        3,228       157,656
Ceridian Corp./1/                             11,058       157,576
Gentex Corp./1/                                5,793       157,512
Scripps (E.W.) Co.                             2,256       156,341
Henry Schein Inc./1/                           2,949       155,560
Sunoco Inc.                                    5,142       155,083
Toys R Us Inc./1/                             15,041       153,117
Scientific-Atlanta Inc.                       12,170       152,247
Dial Corp. (The)                               7,088       152,108
Fluor Corp.                                    6,195       151,406
Fulton Financial Corp.                         8,013       150,644
Cooper Cameron Corp./1/                        3,599       150,294
Dana Corp.                                    11,451       149,779
Noble Energy Inc.                              4,405       149,638
Citizens Communications Co./1/                21,887       148,394
Pogo Producing Co.                             4,331       147,514
Cephalon Inc./1/                               3,610       147,360
Bank of Hawaii Corp.                           5,278       147,256
Apogent Technologies Inc./1/                   7,824       145,996
Brunswick Corp.                                6,868       144,503

16                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                             Shares         Value
-------------------------------------------------------------------------
Bowater Inc.                                          4,074  $    143,812
Valspar Corp. (The)                                   3,855       143,792
Belo (A.H.) Corp.                                     6,570       143,752
IVAX Corp./1/                                        11,709       143,669
Ashland Inc.                                          5,339       143,032
BISYS Group Inc. (The)/1/                             8,548       142,837
Wilmington Trust Corp.                                4,931       142,605
City National Corp.                                   3,042       142,274
Big Lots Inc./1/                                      8,948       141,647
Advanced Micro Devices Inc./1/                       26,388       140,912
Invitrogen Corp./1/                                   4,124       140,505
Fastenal Co.                                          4,436       140,089
CH Robinson Worldwide Inc.                            5,194       139,771
BEA Systems Inc./1/                                  26,973       139,720
Maytag Corp.                                          6,024       139,636
Patterson-UTI Energy Inc./1/                          5,459       139,259
Pall Corp.                                            8,814       139,173
Pentair Inc.                                          3,743       139,127
Goodrich (B.F.) Co.                                   7,346       138,692
Dow Jones & Co. Inc.                                  3,589       137,853
Puget Energy Inc.                                     6,743       137,625
Rent-A-Center Inc./1/                                 2,649       137,616
Valassis Communications Inc./1/                       3,919       137,439
FirstMerit Corp.                                      6,378       136,617
Alberto-Culver Co. "B"                                2,780       136,303
SEI Investment Co.                                    5,706       136,259
Symbol Technologies Inc.                             17,755       136,181
Rowan Companies Inc.                                  7,283       135,755
Temple-Inland Inc.                                    3,510       135,591
Teradyne Inc./1/                                     14,111       135,466
Questar Corp.                                         5,917       135,144
Omnicare Inc.                                         6,398       135,126
New Plan Excel Realty Trust                           7,321       134,999
Cullen/Frost Bankers Inc.                             3,953       134,995
Alliant Energy Corp.                                  6,995       134,654
Smithfield Foods Inc./1/                              8,573       134,596
Viad Corp.                                            6,584       134,511
Investors Financial Services Corp.                    4,958       134,213
Pier 1 Imports Inc.                                   6,973       132,975
Helmerich & Payne Inc.                                3,876       132,675
Brocade Communications Systems Inc./1/               17,616       132,648
NVR Inc./1/                                             442       132,525
Barr Laboratories Inc./1/                             2,118       131,930
Pennzoil-Quaker State Co.                             5,988       131,556
Nordstrom Inc.                                        7,330       131,500
Charles River Laboratories International Inc./1/      3,341       131,134
Solectron Corp./1/                                   62,132       131,099
Meredith Corp.                                        3,022       130,097
Bausch & Lomb Inc.                                    3,912       129,761
Tellabs Inc./1/                                      31,791       129,389
Steris Corp./1/                                       5,190       129,283
Abercrombie & Fitch Co. "A"/1/                        6,563       129,094
Outback Steakhouse Inc./1/                            4,695       129,019
AdvancePCS/1/                                         5,696       128,331
Mid Atlantic Medical Services Inc./1/                 3,538       128,076
United Dominion Realty Trust Inc.                     8,025       127,678
ALLETE Inc.                                           5,894       127,310
AGCO Corp./1/                                         5,486       127,275
Allegheny Energy Inc.                                 9,707       127,162
Constellation Brands Inc./1/                          5,504       127,142
NCR Corp./1/                                          6,410       126,918
Hormel Foods Corp.                                    5,783       126,532
Healthsouth Corp./1/                                 30,444       126,343
Webster Financial Corp.                               3,752       125,992
Fair Isaac and Co. Inc.                               3,843       125,666
Eaton Vance Corp.                                     4,544       125,596
MDU Resources Group Inc.                              5,493       125,405
Weingarten Realty Investors                           3,400       124,440
Teleflex Inc.                                         2,724       124,160
Renal Care Group Inc./1/                              3,774       124,127
Fisher Scientific International Inc./1/               4,071       123,555
National-Oilwell Inc./1/                              6,324       122,559
American Power Conversion Corp./1/                   12,813       122,492
Agere Systems Inc. "B"/1/                           123,216       121,984
Hasbro Inc.                                          10,931       121,662
Markel Corp./1/                                         610       121,500
Martin Marietta Materials Inc.                        3,730       121,486
Readers Digest Association Inc. (The) "A"             7,759       121,428

Schedules of Investments                                                      17
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Entercom Communications Corp./1/               2,551  $    120,841
Intersil Corp. "A"/1/                          9,314       120,709
RPM Inc.                                       8,559       120,340
Coors (Adolf) Company "B"                      2,120       119,356
BancorpSouth Inc.                              6,022       118,633
Catellus Development Corp./1/                  6,401       118,098
Corning Inc./1/                               73,719       117,950
Millipore Corp.                                3,708       117,877
Network Associates Inc./1/                    11,062       117,589
Old National Bancorp                           4,711       117,115
Hawaiian Electric Industries Inc.              2,701       116,413
HON Industries Inc.                            4,561       116,077
Iron Mountain Inc./1/                          4,641       115,979
Vectren Corp.                                  5,242       115,324
Juniper Networks Inc./1/                      23,927       114,850
StanCorp Financial Group Inc.                  2,167       114,634
Reynolds & Reynolds Co. (The) "A"              5,070       113,771
Cheesecake Factory (The)/1/                    3,813       113,742
Annaly Mortgage Management Inc.                6,120       112,914
Human Genome Sciences Inc./1/                  9,358       112,857
Pride International Inc./1/                    8,649       112,437
Lubrizol Corp.                                 3,974       112,345
Edwards Lifesciences Corp./1/                  4,386       112,238
WebMD Corp./1/                                22,196       112,090
Neuberger Berman Inc.                          4,155       111,977
Performance Food Group Co./1/                  3,290       111,728
Colonial BancGroup Inc. (The)                  8,988       111,451
Hubbell Inc. "B"                               3,831       111,367
Sanmina-SCI Corp./1/                          40,204       111,365
HCC Insurance Holdings Inc.                    4,637       111,334
Investment Technology Group Inc./1/            3,800       111,188
National Fuel Gas Co.                          5,589       111,053
Autodesk Inc.                                  8,758       110,964
Lyondell Chemical Co.                          9,293       110,958
Sealed Air Corp./1/                            6,556       110,731
Unitrin Inc.                                   3,591       110,244
Washington Federal Inc.                        4,918       109,745
Foot Locker Inc./1/                           10,972       109,610
Jacobs Engineering Group Inc./1/               3,549       109,593
Polaris Industries Inc.                        1,765       109,430
Lee Enterprises Inc.                           3,330       109,424
Transatlantic Holdings Inc.                    1,639       108,912
Newfield Exploration Co./1/                    3,240       108,832
CNF Transportation Inc.                        3,459       108,578
DaVita Inc./1/                                 4,598       108,513
3Com Corp./1/                                 27,518       108,421
Sky Financial Group Inc.                       5,425       108,012
Tektronix Inc./1/                              6,542       107,485
BRE Properties Inc. "A"                        3,477       106,918
First American Corp.                           5,226       106,767
Mack-Cali Realty Corp.                         3,302       106,093
Vishay Intertechnology Inc./1/                12,046       106,005
Mandalay Resort Group/1/                       3,152       105,750
Herman Miller Inc.                             5,938       105,459
Arden Realty Inc.                              4,457       105,408
BJ's Wholesale Club Inc./1/                    5,542       105,353
Brown & Brown Inc.                             3,510       105,300
Sprint Corp. (PCS Group)/1/                   53,591       105,038
Ryder System Inc.                              4,213       105,030
Dillards Inc. "A"                              5,203       104,997
Tidewater Inc.                                 3,890       104,991
GTECH Holdings Corp./1/                        4,222       104,790
Tech Data Corp./1/                             3,920       103,488
Snap-On Inc.                                   4,487       103,111
Andrx Group/1/                                 4,650       102,997
Vertex Pharmaceuticals Inc./1/                 5,563       102,860
Doral Financial Corp.                          4,252       102,643
Krispy Kreme Doughnuts Inc./1/                 3,277       102,439
OGE Energy Corp.                               6,060       102,232
Accredo Health Inc./1/                         2,140       102,035
Comverse Technology Inc./1/                   14,577       101,893
Phoenix Companies Inc.                         7,461       101,619
Cabot Corp.                                    4,829       101,409
Cytyc Corp./1/                                 9,399       100,757
Scholastic Corp./1/                            2,252       100,619
Donaldson Co. Inc.                             2,927       100,484
Providian Financial Corp./1/                  20,500       100,450
Community Health Systems Inc./1/               3,761       100,155
Medicis Pharmaceutical Corp. "A"/1/            2,450       100,132
BorgWarner Inc.                                2,015       100,025
Celgene Corp./1/                               5,935        99,945
Borders Group Inc./1/                          6,314        99,761

18                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Roslyn Bancorp Inc.                            5,707  $     99,359
Crescent Real Estate Equities Co.              6,303        98,957
Arrow Electronics Inc./1/                      7,814        98,691
Saks Inc./1/                                   9,372        98,687
Mercury Interactive Corp./1/                   5,745        98,584
CarrAmerica Realty Corp.                       3,909        98,390
Varco International Inc./1/                    5,803        98,187
Goodyear Tire & Rubber Co.                    11,009        97,870
E*TRADE Group Inc./1/                         21,984        97,829
iStar Financial Inc.                           3,503        97,804
Waddell & Reed Financial Inc. "A"              5,523        97,536
Westamerica Bancorp                            2,420        97,478
Reebok International Ltd./1/                   3,879        97,169
Activision Inc./1/                             4,060        97,156
Independence Community Bank Corp.              3,870        97,098
Harman International Industries Inc.           1,873        96,928
Certegy Inc./1/                                4,820        96,882
CenterPoint Properties Corp.                   1,745        96,847
Visteon Corp.                                 10,183        96,433
Level 3 Communications Inc./1/                24,784        96,410
Berkley (W.R.) Corp.                           2,820        95,880
Cablevision Systems Corp./1/                  10,563        95,701
IMC Global Inc.                                7,900        95,195
First Midwest Bancorp Inc.                     3,543        95,165
NICOR Inc.                                     3,374        95,147
Hudson City Bancorp Inc.                       5,859        95,092
Whitney Holding Corp.                          2,978        95,028
CIENA Corp./1/                                31,987        95,001
Avnet Inc.                                     8,781        94,747
ArvinMeritor Inc.                              5,024        93,949
Leucadia National Corp.                        2,761        93,874
Dreyer's Grand Ice Cream Inc.                  1,342        93,752
PepsiAmericas Inc.                             6,589        93,564
Zebra Technologies Corp. "A"/1/                1,766        93,051
LifePoint Hospitals Inc./1/                    2,980        92,940
CBRL Group Inc.                                4,068        92,832
Owens-Illinois Inc./1/                         8,188        92,688
Great Plains Energy Inc.                       4,820        92,303
First Industrial Realty Trust Inc.             2,965        91,885
OM Group Inc.                                  2,142        91,678
Navistar International Corp.                   4,227        91,641
Highwoods Properties Inc.                      3,910        91,494
FNB Corp.                                      3,249        91,037
Coventry Health Care Inc./1/                   2,794        90,805
Radio One Inc. "D"/1/                          5,504        90,761
Pittston Brink's Group                         4,030        90,272
Applebee's International Inc.                  4,104        89,960
Lancaster Colony Corp.                         2,135        89,926
Dole Food Co.                                  3,095        89,848
United States Steel Corp.                      7,729        89,734
Church & Dwight Co. Inc.                       2,695        89,339
Reckson Associates Realty Corp.                3,923        89,327
Peoples Energy Corp.                           2,649        89,245
Ruby Tuesday Inc.                              4,747        89,149
Harte-Hanks Inc.                               4,784        89,030
Hudson United Bancorp                          3,347        89,030
Developers Diversified Realty Corp.            4,044        89,008
Precision Castparts Corp.                      4,099        88,866
Camden Property Trust                          2,677        88,743
Delta Air Lines Inc.                           9,522        88,459
Rayonier Inc.                                  2,103        88,137
La-Z-Boy Inc.                                  3,797        88,090
Park National Corp.                              938        87,891
Lam Research Corp./1/                          9,865        87,799
McClatchy Co. (The) "A"                        1,437        87,585
Boise Cascade Corp.                            3,838        87,506
Graco Inc.                                     3,520        87,296
VeriSign Inc./1/                              17,230        87,012
International Speedway Corp. "A"               2,187        86,890
Chico's FAS Inc./1/                            5,450        86,818
Storage Technology Corp./1/                    8,217        86,361
Citrix Systems Inc./1/                        14,286        86,145
SICOR Inc./1/                                  5,660        86,089
IndyMac Bancorp Inc./1/                        4,459        85,925
Furniture Brands International Inc./1/         3,741        85,856
Acxiom Corp./1/                                6,054        85,846
MONY Group Inc. (The)                          3,474        85,704
Philadelphia Suburban Corp.                    4,195        85,159
Hispanic Broadcasting Corp./1/                 4,563        85,100
Integrated Device Technology Inc./1/           8,139        84,971

Schedules of Investments                                                      19
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                            Shares         Value
------------------------------------------------------------------------
O'Reilly Automotive Inc./1/                          2,967  $     84,916
Advanced Fibre Communications Inc./1/                6,367        84,490
Williams Companies Inc.                             37,199        84,070
IKON Office Solutions Inc.                          10,660        84,001
Sybase Inc./1/                                       7,218        83,873
AmerUs Group Co.                                     2,954        83,775
York International Corp.                             2,965        83,613
Mercury General Corp.                                1,948        83,374
Diamond Offshore Drilling Inc.                       4,169        83,172
Quintiles Transnational Corp./1/                     8,707        82,804
NVIDIA Corp./1/                                      9,651        82,613
Alleghany Corp./1/                                     434        82,243
DeVry Inc./1/                                        4,414        82,189
Education Management Corp./1/                        1,835        81,235
American Greetings Corp. "A"                         5,045        81,224
AES Corp. (The)/1/                                  32,306        81,088
Harsco Corp.                                         2,976        80,917
Fairchild Semiconductor International Corp. "A"/1/   8,526        80,741
ICOS Corp./1/                                        3,842        80,567
Citizens Banking Corp.                               3,331        80,510
Weight Watchers International Inc./1/                1,856        80,476
Ethan Allen Interiors Inc.                           2,466        79,800
CMS Energy Corp.                                     9,853        79,415
Compuware Corp./1/                                  26,037        79,413
Ingram Micro Inc. "A"/1/                             5,952        79,162
Crane Co.                                            3,963        78,309
Clayton Homes Inc.                                   7,119        78,167
Catalina Marketing Corp./1/                          2,772        77,838
International Rectifier Corp./1/                     4,949        77,303
Raymond James Financial Inc.                         2,840        76,879
Freeport-McMoRan Copper & Gold Inc./1/               5,704        76,776
Allied Waste Industries Inc./1/                     10,405        76,477
Provident Financial Group Inc.                       3,039        76,249
Trustmark Corp.                                      3,341        76,175
Cooper Tire & Rubber Co.                             4,711        76,036
Packaging Corporation of America/1/                  4,333        75,871
Affymetrix Inc./1/                                   3,606        75,005
Trizec Properties Inc.                               6,586        74,751
Wiley (John) & Sons Inc. "A"                         3,388        74,570
Cerner Corp./1/                                      2,113        74,399
Barnes & Noble Inc./1/                               3,469        73,404
Diagnostic Products Corp.                            1,587        73,002
IDACORP Inc.                                         2,985        72,625
Neiman-Marcus Group Inc. "A"/1/                      2,756        72,345
Zale Corp./1/                                        2,398        72,324
AptarGroup Inc.                                      2,691        72,307
Ryland Group Inc.                                    1,941        72,147
Affiliated Managers Group Inc./1/                    1,605        71,599
Erie Indemnity Co. "A"                               1,715        71,447
ADC Telecommunications Inc./1/                      62,127        71,445
Emulex Corp./1/                                      6,332        71,298
Lafarge North America Inc.                           2,459        71,237
FMC Technologies Inc./1/                             4,214        70,627
Toll Brothers Inc./1/                                3,245        70,546
Mettler Toledo International Inc./1/                 2,706        70,356
UTStarcom Inc./1/                                    4,599        70,227
Cox Radio Inc. "A"/1/                                2,663        69,664
Swift Transportation Co. Inc./1/                     4,454        69,482
Mirant Corp./1/                                     31,315        69,206
Global Payments Inc.                                 2,684        68,710
KPMG Consulting Inc./1/                             10,613        68,560
Calpine Corp./1/                                    27,554        68,058
Edwards (J.D.) & Co./1/                              7,354        68,024
LaBranche & Co. Inc./1/                              3,356        67,959
Winn-Dixie Stores Inc.                               5,114        67,096
CEC Entertainment Inc./1/                            1,952        66,583
Alliance Data Systems Corp./1/                       4,381        66,372
Extended Stay America Inc./1/                        5,216        66,243
Pharmaceutical Product Development Inc./1/           3,416        66,065
Pixar Inc./1/                                        1,352        65,031
GATX Corp.                                           3,279        64,924
Henry (Jack) & Associates Inc.                       5,200        64,636
Cummins Inc.                                         2,723        64,317
Applied Micro Circuits Corp./1/                     22,253        63,644
Rite Aid Corp./1/                                   30,258        63,542
RF Micro Devices Inc./1/                            10,461        62,766
99 Cents Only Stores/1/                              3,013        62,369
Cousins Properties Inc.                              2,662        61,226

20                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                               Shares         Value
---------------------------------------------------------------------------
Blockbuster Inc.                                        2,459  $     60,983
St. Joe Company (The)                                   2,187        60,361
Timken Co. (The)                                        3,602        60,334
Cypress Semiconductor Corp./1/                          9,112        59,775
Grant Prideco Inc./1/                                   6,997        59,754
Greater Bay Bancorp                                     3,264        59,372
IDT Corp./1/                                            3,627        59,120
Rational Software Corp./1/                             13,633        58,895
Hercules Inc./1/                                        6,368        58,649
Scotts Co. (The) "A"/1/                                 1,399        58,324
ICN Pharmaceuticals Inc.                                6,335        57,395
TMP Worldwide Inc./1/                                   6,329        56,961
Silicon Valley Bancshares/1/                            3,349        56,699
KEMET Corp./1/                                          6,623        56,627
American National Insurance Co.                           819        56,519
Tootsie Roll Industries Inc.                            1,897        56,379
Forest Oil Corp./1/                                     2,200        56,100
Callaway Golf Co.                                       5,374        55,890
Advance Auto Parts Inc./1/                              1,049        55,324
American Financial Group Inc.                           2,382        54,834
Talbots Inc. (The)                                      1,957        54,796
Integrated Circuit Systems Inc./1/                      3,487        54,746
Downey Financial Corp.                                  1,593        54,560
AK Steel Holding Corp./1/                               7,432        54,328
BlackRock Inc./1/                                       1,307        54,136
CheckFree Corp./1/                                      4,736        53,896
Regency Centers Corp.                                   1,712        53,072
Forest City Enterprises Inc. "A"                        1,631        53,007
Copart Inc./1/                                          4,866        52,796
Polycom Inc./1/                                         7,675        52,113
AmeriCredit Corp./1/                                    6,349        51,236
Titan Corp. (The)/1/                                    5,312        50,995
AMR Corp./1/                                           12,090        50,536
SkyWest Inc.                                            3,847        50,396
Albemarle Corp.                                         1,986        50,226
PMC-Sierra Inc./1/                                     12,923        50,141
Polo Ralph Lauren Corp./1/                              2,412        50,121
CNA Financial Corp./1/                                  1,998        49,950
Allmerica Financial Corp.                               4,125        49,500
Aquila Inc.                                            12,058        49,438
National Instruments Corp./1/                           2,214        48,464
PerkinElmer Inc.                                        8,879        48,391
Emmis Communications Corp./1/                           2,522        47,918
Semtech Corp./1/                                        4,885        47,385
Cymer Inc./1/                                           2,523        47,029
American Axle & Manufacturing Holdings Inc./1/          1,875        46,837
American Eagle Outfitters Inc./1/                       3,857        46,515
Timberland Co. "A"/1/                                   1,464        46,380
Andrew Corp./1/                                         7,070        46,308
Perot Systems Corp. "A"/1/                              4,953        46,063
ARAMARK Corp. "B"/1/                                    2,165        45,465
Amphenol Corp. "A"/1/                                   1,454        45,074
Nationwide Financial Services Inc.                      1,676        44,749
Shaw Group Inc. (The)/1/                                3,070        43,594
People's Bank                                           1,926        43,200
Media General Inc. "A"                                    845        42,968
Circuit City Stores Inc. - CarMax Group/1/              2,673        42,902
Gateway Inc./1/                                        14,041        41,702
Gemstar-TV Guide International Inc./1/                 16,306        41,091
Peabody Energy Corp.                                    1,584        40,392
Avaya Inc./1/                                          28,070        40,140
Entravision Communications Corp./1/                     3,028        40,121
Allegheny Technologies Inc.                             5,795        40,101
CSG Systems International Inc./1/                       3,643        39,709
Getty Images Inc./1/                                    1,966        39,438
Total System Services Inc.                              2,998        39,424
Flowserve Corp./1/                                      3,935        39,350
PanAmSat Corp./1/                                       2,216        38,448
John Nuveen Co. "A"                                     1,634        37,174
Expedia Inc. "A"/1/                                       726        36,772
Metro-Goldwyn-Mayer Inc./1/                             3,046        36,400
AVX Corp.                                               4,125        35,722
Reinsurance Group of America Inc.                       1,374        35,504
Capitol Federal Financial                               1,599        35,434
Loews Corporation - Carolina Group                      1,883        35,419
Orthodontic Centers of America Inc./1/                  3,230        34,561
Macromedia Inc./1/                                      4,468        34,538
Cumulus Media Inc. "A"/1/                               1,940        34,241

Schedules of Investments                                                      21
iSHARES RUSSELL 1000 INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Ticketmaster "B"/1/                            2,240  $     34,160
University of Phoenix Online/1/                1,053        33,854
Hearst-Argyle Television Inc./1/               1,359        33,758
Atmel Corp./1/                                31,838        33,748
BOK Financial Corp./1/                         1,032        33,540
United States Cellular Corp./1/                1,126        33,307
Sonic Automotive Inc./1/                       1,880        33,276
Adaptec Inc./1/                                7,500        33,075
United Rentals Inc./1/                         3,799        32,064
Micrel Inc./1/                                 5,031        30,991
Columbia Sportswear Co./1/                       828        28,748
Hotels.com "A"/1/                                561        28,375
Advent Software Inc./1/                        2,464        28,213
Interactive Data Corp./1/                      2,280        27,930
Lin TV Corp. "A"/1/                            1,096        27,126
Continental Airlines Inc. "B"/1/               4,929        26,567
Steelcase Inc.                                 2,446        25,610
21st Century Insurance Group                   2,467        25,435
Northwest Airlines Corp. "A"/1/                3,794        25,344
Wesco Financial Corp.                             82        25,215
RealNetworks Inc./1/                           6,928        25,010
Dynegy Inc. "A"                               20,964        24,318
Six Flags Inc./1/                              6,840        24,077
GameStop Corp./1/                              1,093        22,352
Conexant Systems Inc./1/                      20,027        22,230
Student Loan Corp.                               241        21,806
Advanced Medical Optics Inc./1/                2,264        21,531
Regal Entertainment Group "A"/1/               1,188        21,146
CONSOL Energy Inc.                             1,640        20,762
MSC Industrial Direct Co. Inc. "A"/1/          1,868        19,838
West Corp./1/                                  1,390        19,460
Premcor Inc./1/                                1,200        18,828
PETCO Animal Supplies Inc./1/                    864        18,740
Amkor Technology Inc./1/                       7,362        17,522
MKS Instruments Inc./1/                        1,573        17,177
AMN Healthcare Services Inc./1/                  899        16,631
Charter Communications Inc./1/                 8,789        16,348
JetBlue Airways Corp./1/                         387        15,608
i2 Technologies Inc./1/                       21,792        11,332
Instinet Group Inc.                            2,495         7,735
Reliant Resources Inc./1/                      4,103         7,180
National Processing Inc./1/                      389         6,609
UnitedGlobalCom Inc. "A"/1/                    3,600         5,904
Ribapharm Inc./1/                              1,305         5,873
PayPal Inc./1/                                   262         5,478
TOTAL COMMON STOCKS
  (COST: $787,446,623)                                 596,274,922

SHORT TERM INSTRUMENTS - 1.58%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     8,052,969     8,052,969
Dreyfus Money Market Fund                    428,342       428,342
Goldman Sachs Financial Square Prime
  Obligation Fund                            311,757       311,757
Providian Temp Cash Money Market Fund        642,513       642,513
TOTAL SHORT TERM INSTRUMENTS
  (COST: $9,435,581)                                     9,435,581

TOTAL INVESTMENTS IN SECURITIES - 101.41%
  (COST $796,882,204)                                  605,710,503
OTHER ASSETS, LESS LIABILITIES - (1.41%)                (8,426,609)
                                                      ------------
NET ASSETS - 100.00%                                  $597,283,894
                                                      ============

/1/  Non-income earning securities.

See notes to financial statements.

22                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2002

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.89%
General Electric Co.                      1,172,280  $ 28,896,702
Microsoft Corp./1/                          528,283    23,107,098
Pfizer Inc.                                 736,634    21,377,119
Johnson & Johnson                           355,175    19,207,864
Wal-Mart Stores Inc.                        321,322    15,821,895
Intel Corp.                                 788,755    10,955,807
Coca-Cola Co. (The)                         203,765     9,772,569
Cisco Systems Inc./1/                       863,102     9,045,309
Procter & Gamble Co.                         90,860     8,121,067
PepsiCo Inc.                                208,564     7,706,440
Abbott Laboratories                         184,077     7,436,711
Home Depot Inc.                             277,204     7,235,024
Merck & Co. Inc.                            154,708     7,071,703
Fannie Mae                                  117,510     6,996,545
American International Group Inc.           118,866     6,501,970
Dell Computer Corp./1/                      266,769     6,271,739
Medtronic Inc.                              143,271     6,034,575
Philip Morris Companies Inc.                154,480     5,993,824
Pharmacia Corp.                             152,570     5,931,922
Amgen Inc./1/                               139,362     5,811,395
Lilly (Eli) and Co.                         102,101     5,650,269
International Business Machines Corp.        93,545     5,462,093
Wyeth                                       156,446     4,974,983
Freddie Mac                                  76,109     4,254,493
Oracle Corp./1/                             486,015     3,820,078
Lowe's Companies Inc.                        91,638     3,793,813
Walgreen Co.                                120,780     3,715,193
Fifth Third Bancorp                          60,148     3,682,862
3M Co.                                       33,240     3,655,403
Anheuser-Busch Companies Inc.                68,968     3,489,781
Citigroup Inc.                              112,918     3,348,019
Cardinal Health Inc.                         53,304     3,315,509
Target Corp.                                106,986     3,158,227
Colgate-Palmolive Co.                        57,125     3,081,894
Texas Instruments Inc.                      204,670     3,022,976
Viacom Inc. "B"/1/                           73,812     2,993,077
United Parcel Service Inc.                   46,007     2,876,818
Tenet Healthcare Corp./1/                    57,665     2,854,418
UnitedHealth Group Inc.                      32,100     2,799,762
AOL Time Warner Inc./1/                     238,652     2,792,228
HCA Inc.                                     58,215     2,771,616
American Express Co.                         86,826     2,707,235
Automatic Data Processing Inc.               73,206     2,545,373
Marsh & McLennan Companies Inc.              61,098     2,544,121
First Data Corp.                             90,218     2,521,593
QUALCOMM Inc./1/                             90,846     2,509,167
MBNA Corp.                                  125,303     2,303,069
Applied Materials Inc./1/                   193,491     2,234,821
Sysco Corp.                                  78,257     2,221,716
Gillette Co. (The)                           73,612     2,178,915
Baxter International Inc.                    70,976     2,168,317
Kohls Corp./1/                               34,385     2,090,952
Boeing Co. (The)                             60,169     2,053,568
Bristol-Myers Squibb Co.                     84,758     2,017,240
Motorola Inc.                               176,278     1,794,510
Kimberly-Clark Corp.                         30,841     1,746,834
Harley-Davidson Inc.                         35,742     1,660,216
SLM Corp.                                    17,332     1,614,302
Forest Laboratories Inc. "A"/1/              18,912     1,550,973
Schering-Plough Corp.                        69,124     1,473,724
General Mills Inc.                           30,751     1,365,959
WellPoint Health Networks Inc./1/            17,107     1,253,943
Omnicom Group Inc.                           22,075     1,229,136
McGraw-Hill Companies Inc. (The)             19,458     1,191,219
Boston Scientific Corp./1/                   37,351     1,178,798
Guidant Corp./1/                             36,122     1,167,102
United Technologies Corp.                    20,567     1,161,830
Schwab (Charles) Corp. (The)                128,956     1,121,917
Bed Bath & Beyond Inc./1/                    34,443     1,121,809
Baker Hughes Inc.                            37,404     1,085,838
TJX Companies Inc.                           63,700     1,082,900
Clear Channel Communications Inc./1/         30,683     1,066,234
Intuit Inc./1/                               22,467     1,022,923
Kroger Co./1/                                71,993     1,015,101
State Street Corp.                           25,946     1,002,553
Newmont Mining Corp.                         36,132       993,991
Concord EFS Inc./1/                          60,203       956,024
Maxim Integrated Products Inc./1/            38,167       945,015
Paychex Inc.                                 38,730       941,914
Starbucks Corp./1/                           45,640       941,553

Schedules of Investments                                                      23
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2002

Security                                     Shares         Value
-----------------------------------------------------------------
Electronic Arts Inc./1/                      14,242  $    939,402
eBay Inc./1/                                 17,370       917,310
Stryker Corp.                                15,904       916,070
Block (H & R) Inc.                           21,655       909,727
AFLAC Inc.                                   29,567       907,411
Anthem Inc./1/                               13,591       883,415
Costco Wholesale Corp./1/                    27,165       879,331
Zimmer Holdings Inc./1/                      22,877       877,104
Allergan Inc.                                15,857       862,621
Wells Fargo & Company                        17,887       861,438
Bank of New York Co. Inc. (The)              29,832       857,372
Capital One Financial Corp.                  24,488       855,121
Analog Devices Inc./1/                       43,141       849,878
Mattel Inc.                                  47,027       846,956
Sara Lee Corp.                               46,237       845,675
Biomet Inc.                                  31,697       844,091
Gap Inc. (The)                               72,693       788,719
Linear Technology Corp.                      37,470       776,378
Yum! Brands Inc./1/                          27,861       772,028
Genentech Inc./1/                            23,607       770,296
McKesson Corp.                               27,117       768,225
Danaher Corp.                                13,163       748,317
Moody's Corp.                                15,406       747,191
St. Jude Medical Inc./1/                     20,836       743,845
International Game Technology Inc./1/        10,679       738,346
Illinois Tool Works Inc.                     12,449       726,150
Lexmark International Group Inc. "A"/1/      15,341       721,027
Synovus Financial Corp.                      34,827       718,133
Interpublic Group of Companies Inc.          44,853       710,920
Staples Inc./1/                              55,030       703,834
Gilead Sciences Inc./1/                      20,394       683,811
AmerisourceBergen Corp.                       9,572       683,632
Progressive Corp. (The)                      13,419       679,404
Best Buy Co. Inc./1/                         30,350       677,109
AutoZone Inc./1/                              8,548       674,095
EMC Corp./1/                                147,124       672,357
Heinz (H.J.) Co.                             19,966       666,265
Electronic Data Systems Corp.                47,614       665,644
Mellon Financial Corp.                       25,182       652,969
SunGard Data Systems Inc./1/                 33,360       648,852
Wrigley (William Jr.) Co.                    12,973       642,034
Fiserv Inc./1/                               22,631       635,478
Ecolab Inc.                                  15,227       635,423
Xilinx Inc./1/                               39,690       628,610
KLA-Tencor Corp./1/                          22,355       624,599
Lockheed Martin Corp.                         9,622       622,255
MedImmune Inc./1/                            29,581       618,835
Harrah's Entertainment Inc./1/               12,695       612,026
Apollo Group Inc. "A"/1/                     14,053       610,322
Veritas Software Corp./1/                    41,449       609,715
Anadarko Petroleum Corp.                     13,482       600,488
Southwest Airlines Co.                       45,408       593,028
Nextel Communications Inc. "A"/1/            78,519       592,818
Cintas Corp.                                 14,024       587,886
Health Management Associates
  Inc. "A"/1/                                28,324       572,711
Symantec Corp./1/                            16,974       571,515
Laboratory Corp. of America Holdings/1/      16,752       565,883
IDEC Pharmaceuticals Corp./1/                13,272       551,053
AT&T Wireless Services Inc./1/              132,413       545,542
Coca-Cola Enterprises Inc.                   25,655       544,912
Quest Diagnostics Inc./1/                     8,831       543,371
Adobe Systems Inc.                           28,155       537,760
King Pharmaceuticals Inc./1/                 29,207       530,691
Pitney Bowes Inc.                            17,077       520,678
Safeway Inc./1/                              23,095       515,019
Biogen Inc./1/                               17,565       514,128
IMS Health Inc.                              34,208       512,094
Masco Corp.                                  26,050       509,277
Family Dollar Stores Inc.                    18,916       508,462
Kellogg Co.                                  14,938       496,688
New York Times Co. "A"                       10,922       496,405
General Motors Corp. "H"/1/                  54,150       495,472
Darden Restaurants Inc.                      20,357       493,454
EchoStar Communications Corp./1/             28,371       490,818
Affiliated Computer Services
  Inc. "A"/1/                                11,496       489,155
Pepsi Bottling Group Inc.                    20,800       486,720
Microchip Technology Inc./1/                 23,613       482,886
Sun Microsystems Inc./1/                    186,278       482,460

24                               2002 iShares Semi-Anual Report to Shareholders
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2002

Security                                     Shares         Value
-----------------------------------------------------------------
BJ Services Co./1/                           18,511  $    481,286
Avery Dennison Corp.                          8,313       473,675
Mylan Laboratories Inc.                      13,855       453,613
Dollar General Corp.                         33,371       447,839
Caremark Rx Inc./1/                          26,282       446,794
Yahoo! Inc./1/                               46,191       442,048
Applera Corp. - Applied Biosystems Group     23,648       432,758
Northern Trust Corp.                         11,440       431,517
L-3 Communications Holdings Inc./1/           8,064       424,973
General Dynamics Corp.                        5,155       419,256
DST Systems Inc./1/                          14,053       414,142
RadioShack Corp./1/                          20,589       413,015
Univision Communications Inc./1/             18,079       412,201
Genzyme Corp. - General Division/1/          19,919       410,531
Express Scripts Inc. "A"/1/                   7,503       409,064
Oxford Health Plans Inc./1/                  10,443       406,650
Micron Technology Inc./1/                    32,868       406,577
PeopleSoft Inc./1/                           32,563       402,804
Altera Corp./1/                              45,509       394,563
Lincare Holdings Inc./1/                     12,600       391,104
Clorox Co.                                    9,715       390,349
American Standard Companies Inc./1/           6,081       386,873
Chiron Corp./1/                              11,066       386,646
Black & Decker Corp.                          8,996       377,202
Waters Corp./1/                              15,544       376,942
USA Networks Inc./1/                         18,629       361,030
ChoicePoint Inc./1/                          10,101       360,000
Amazon.com Inc./1/                           22,585       359,779
ENSCO International Inc.                     14,293       357,897
Michaels Stores Inc./1/                       7,766       354,906
Smith International Inc./1/                  12,050       353,186
Marriott International Inc. "A"              12,072       349,967
Varian Medical Systems Inc./1/                8,038       345,554
Equifax Inc.                                 15,811       343,731
Synopsys Inc./1/                              8,908       339,840
Hershey Foods Corp.                           5,471       339,476
Deluxe Corp.                                  7,521       338,896
Agilent Technologies Inc./1/                 25,899       338,241
Halliburton Co.                              25,846       333,672
Ross Stores Inc.                              9,300       331,452
Novellus Systems Inc./1/                     15,902       330,921
Sabre Holdings Corp./1/                      17,099       330,866
DENTSPLY International Inc.                   8,192       329,073
First Health Group Corp./1/                  11,825       320,694
Westwood One Inc./1/                          8,968       320,606
Kraft Foods Inc.                              8,698       317,129
Cadence Design Systems Inc./1/               31,106       316,348
Expeditors International Washington Inc.     11,124       310,805
Molex Inc.                                   13,092       307,924
Convergys Corp./1/                           20,480       307,814
Waste Management Inc.                        13,175       307,241
Mohawk Industries Inc./1/                     6,070       301,376
Patterson Dental Co./1/                       5,851       299,454
Universal Health Services Inc. "B"/1/         5,801       296,721
Dollar Tree Stores Inc./1/                   13,305       293,242
CDW Computer Centers Inc./1/                  6,916       292,962
Ocean Energy Inc.                            14,662       292,507
Robert Half International Inc./1/            18,245       289,548
Amerada Hess Corp.                            4,175       283,399
Tiffany & Co.                                13,216       283,219
Commerce Bancorp Inc.                         6,817       282,974
Alcoa Inc.                                   14,655       282,841
UST Inc.                                      9,935       280,266
PETsMART Inc./1/                             15,585       277,569
Limited Brands Inc.                          19,273       276,375
Murphy Oil Corp.                              3,363       276,001
Brown-Forman Corp. "B"                        4,120       275,834
QLogic Corp./1/                              10,480       272,899
Brinker International Inc./1/                10,527       272,649
Nike Inc. "B"                                 6,309       272,423
Coach Inc./1/                                10,532       269,619
Wendy's International Inc.                    8,076       267,396
Alliant Techsystems Inc./1/                   3,849       266,543
Siebel Systems Inc./1/                       46,232       265,834
Beckman Coulter Inc.                          6,865       265,675
Whole Foods Market Inc./1/                    6,186       265,008
Federated Investors Inc. "B"                  9,741       262,910
Estee Lauder Companies Inc. "A"               9,101       261,563
Network Appliance Inc./1/                    35,190       257,943
Household International Inc.                  9,103       257,706

Schedules of Investments                                                      25
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2002

Security                                          Shares         Value
----------------------------------------------------------------------
Career Education Corp./1/                          5,282  $    253,578
Gallagher (Arthur J.) & Co.                       10,244       252,515
Williams-Sonoma Inc./1/                           10,573       249,840
Jabil Circuit Inc./1/                             16,777       247,964
Gentex Corp./1/                                    8,967       243,813
Dun & Bradstreet Corp./1/                          6,952       233,657
Kinder Morgan Inc.                                 6,514       230,921
TCF Financial Corp.                                5,415       229,217
Starwood Hotels & Resorts Worldwide Inc.          10,277       229,177
Cephalon Inc./1/                                   5,533       225,857
IVAX Corp./1/                                     18,025       221,167
Fastenal Co.                                       6,949       219,449
BISYS Group Inc. (The)/1/                         13,104       218,968
BEA Systems Inc./1/                               42,245       218,829
Scripps (E.W.) Co.                                 3,128       216,770
CH Robinson Worldwide Inc.                         8,020       215,818
SEI Investment Co.                                 8,960       213,965
Cooper Cameron Corp./1/                            5,053       211,013
Maytag Corp.                                       9,101       210,961
National Semiconductor Corp./1/                   17,648       210,717
Allied Capital Corp.                               9,556       209,181
Brocade Communications Systems Inc./1/            27,709       208,649
BMC Software Inc./1/                              15,940       208,336
Barr Laboratories Inc./1/                          3,323       206,990
Investors Financial Services Corp.                 7,606       205,894
Charles River Laboratories International Inc./1/   5,210       204,492
Patterson-UTI Energy Inc./1/                       7,912       201,835
Rent-A-Center Inc./1/                              3,879       201,514
Mid Atlantic Medical Services Inc./1/              5,506       199,317
Abercrombie & Fitch Co. "A"/1/                    10,114       198,942
AdvancePCS/1/                                      8,751       197,160
NVR Inc./1/                                          655       196,389
McCormick & Co. Inc.                               8,544       194,803
Burlington Resources Inc.                          5,076       194,715
Ceridian Corp./1/                                 13,584       193,572
Eaton Vance Corp.                                  6,975       192,789
Fisher Scientific International Inc./1/            6,343       192,510
Fair Isaac and Co. Inc.                            5,884       192,407
Steris Corp./1/                                    7,622       189,864
SPX Corp./1/                                       1,866       188,279
Honeywell International Inc.                       8,583       185,908
Legg Mason Inc.                                    4,355       185,349
North Fork Bancorp Inc.                            4,865       184,092
Network Associates Inc./1/                        17,209       182,932
Qwest Communications International Inc./1/        79,952       182,291
Millipore Corp.                                    5,733       182,252
Lamar Advertising Co./1/                           5,868       178,094
Millennium Pharmaceuticals Inc./1/                19,049       177,537
Reynolds & Reynolds Co. (The) "A"                  7,827       175,638
Cheesecake Factory (The)/1/                        5,884       175,520
Entercom Communications Corp./1/                   3,687       174,653
Viad Corp.                                         8,490       173,451
Manpower Inc.                                      5,874       172,343
Polaris Industries Inc.                            2,772       171,864
Investment Technology Group Inc./1/                5,871       171,785
Brown & Brown Inc.                                 5,663       169,890
Triad Hospitals Inc./1/                            4,473       169,750
Stanley Works (The)                                5,174       169,035
Andrx Group/1/                                     7,546       167,144
Accredo Health Inc./1/                             3,496       166,689
DaVita Inc./1/                                     7,027       165,837
Sprint Corp. (PCS Group)/1/                       84,208       165,048
Neuberger Berman Inc.                              6,097       164,314
Henry Schein Inc./1/                               3,109       164,000
Teradyne Inc./1/                                  17,042       163,603
BJ's Wholesale Club Inc./1/                        8,506       161,699
Herman Miller Inc.                                 9,074       161,154
Harman International Industries Inc.               3,059       158,303
Juniper Networks Inc./1/                          32,891       157,877
Mercury Interactive Corp./1/                       9,180       157,529
Cytyc Corp./1/                                    14,630       156,834
Dreyer's Grand Ice Cream Inc.                      2,230       155,788
Waddell & Reed Financial Inc. "A"                  8,695       153,554
Krispy Kreme Doughnuts Inc./1/                     4,912       153,549
Activision Inc./1/                                 6,400       153,152
Sealed Air Corp./1/                                9,060       153,023
Celgene Corp./1/                                   9,048       152,368
Certegy Inc./1/                                    7,476       150,268

26                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2002

Security                                                Shares         Value
----------------------------------------------------------------------------
Level 3 Communications Inc./1/                          37,502  $    145,883
Fox Entertainment Group Inc. "A"/1/                      6,549       144,274
LifePoint Hospitals Inc./1/                              4,606       143,652
Renal Care Group Inc./1/                                 4,348       143,006
Applebee's International Inc.                            6,490       142,261
Dow Jones & Co. Inc.                                     3,694       141,887
Comcast Corp. "A"/1/                                     6,793       141,702
Leggett & Platt Inc.                                     7,149       141,479
Ruby Tuesday Inc.                                        7,508       141,000
JDS Uniphase Corp./1/                                   71,121       138,544
Graco Inc.                                               5,510       136,648
LSI Logic Corp./1/                                      21,494       136,487
Catellus Development Corp./1/                            7,377       136,106
Lam Research Corp./1/                                   15,235       135,591
Chico's FAS Inc./1/                                      8,480       135,086
Zebra Technologies Corp. "A"/1/                          2,547       134,202
Performance Food Group Co./1/                            3,790       128,708
NVIDIA Corp./1/                                         15,014       128,520
Broadcom Corp. "A"/1/                                   12,013       128,299
Weight Watchers International Inc./1/                    2,958       128,259
Noble Energy Inc.                                        3,772       128,135
DeVry Inc./1/                                            6,820       126,988
Education Management Corp./1/                            2,868       126,966
Harris Corp.                                             3,784       126,726
Jacobs Engineering Group Inc./1/                         4,021       124,168
Catalina Marketing Corp./1/                              4,406       123,720
Fairchild Semiconductor International Corp. "A"/1/      12,949       122,627
Becton, Dickinson & Co.                                  4,310       122,404
Dial Corp. (The)                                         5,701       122,343
Edwards Lifesciences Corp./1/                            4,761       121,834
International Flavors & Fragrances Inc.                  3,812       121,412
Rowan Companies Inc.                                     6,507       121,290
Affymetrix Inc./1/                                       5,814       120,931
Doral Financial Corp.                                    4,984       120,314
SICOR Inc./1/                                            7,903       120,205
National-Oilwell Inc./1/                                 6,168       119,536
Intersil Corp. "A"/1/                                    9,213       119,400
Wiley (John) & Sons Inc. "A"                             5,418       119,250
Iron Mountain Inc./1/                                    4,737       118,378
Freeport-McMoRan Copper & Gold Inc./1/                   8,759       117,896
Diagnostic Products Corp.                                2,539       116,794
Big Lots Inc./1/                                         7,376       116,762
Apogent Technologies Inc./1/                             6,256       116,737
Medicis Pharmaceutical Corp. "A"/1/                      2,837       115,948
New York Community Bancorp Inc.                          4,114       115,891
Citrix Systems Inc./1/                                  19,115       115,263
O'Reilly Automotive Inc./1/                              4,023       115,138
Community Health Systems Inc./1/                         4,310       114,775
Cerner Corp./1/                                          3,205       112,848
Omnicare Inc.                                            5,305       112,042
Watson Pharmaceuticals Inc./1/                           4,528       110,981
UTStarcom Inc./1/                                        7,211       110,112
Mettler Toledo International Inc./1/                     4,234       110,084
GTECH Holdings Corp./1/                                  4,332       107,520
Edwards (J.D.) & Co./1/                                 11,612       107,411
KPMG Consulting Inc./1/                                 16,599       107,230
Manor Care Inc./1/                                       4,759       106,982
Citizens Communications Co./1/                          15,713       106,534
Pharmaceutical Product Development Inc./1/               5,434       105,094
Newfield Exploration Co./1/                              3,128       105,070
Symbol Technologies Inc.                                13,687       104,979
Agere Systems Inc. "B"/1/                              104,961       103,911
Donaldson Co. Inc.                                       3,026       103,883
CEC Entertainment Inc./1/                                3,042       103,763
Solectron Corp./1/                                      48,953       103,291
AGCO Corp./1/                                            4,447       103,170
RF Micro Devices Inc./1/                                17,175       103,050
Global Payments Inc.                                     4,016       102,810
International Rectifier Corp./1/                         6,570       102,623
T. Rowe Price Group Inc.                                 4,051       101,113
Henry (Jack) & Associates Inc.                           8,101       100,695
Pixar Inc./1/                                            2,081       100,096
Outback Steakhouse Inc./1/                               3,626        99,642
99 Cents Only Stores/1/                                  4,761        98,553
Varco International Inc./1/                              5,787        97,916
Harte-Hanks Inc.                                         5,204        96,846
St. Joe Company (The)                                    3,472        95,827
Invitrogen Corp./1/                                      2,804        95,532

Schedules of Investments                                                      27
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2002

Security                                     Shares         Value
-----------------------------------------------------------------
Allied Waste Industries Inc./1/              12,740  $     93,639
Affiliated Managers Group Inc./1/             2,099        93,636
Thermo Electron Corp./1/                      5,789        93,377
Sanmina-SCI Corp./1/                         33,633        93,163
Acxiom Corp./1/                               6,523        92,496
Tellabs Inc./1/                              22,145        90,130
Tootsie Roll Industries Inc.                  2,984        88,684
Hilton Hotels Corp.                           7,745        88,138
Human Genome Sciences Inc./1/                 7,283        87,833
Emulex Corp./1/                               7,793        87,749
Furniture Brands International Inc./1/        3,808        87,394
Grant Prideco Inc./1/                        10,204        87,142
WebMD Corp./1/                               17,230        87,012
Hispanic Broadcasting Corp./1/                4,661        86,928
Pride International Inc./1/                   6,638        86,294
Integrated Circuit Systems Inc./1/            5,432        85,282
Tidewater Inc.                                3,123        84,290
Advance Auto Parts Inc./1/                    1,583        83,487
Copart Inc./1/                                7,692        83,458
BlackRock Inc./1/                             2,001        82,881
Diamond Offshore Drilling Inc.                4,131        82,413
Church & Dwight Co. Inc.                      2,471        81,914
Scholastic Corp./1/                           1,829        81,720
Constellation Brands Inc./1/                  3,497        80,781
Alliance Data Systems Corp./1/                5,291        80,159
Corning Inc./1/                              49,519        79,230
Comverse Technology Inc./1/                  11,230        78,498
Sigma-Aldrich Corp.                           1,584        78,044
Rational Software Corp./1/                   18,031        77,894
CIENA Corp./1/                               26,076        77,446
PMC-Sierra Inc./1/                           19,941        77,371
Talbots Inc. (The)                            2,737        76,636
National Instruments Corp./1/                 3,491        76,418
Radio One Inc. "D"/1/                         4,468        73,677
Cymer Inc./1/                                 3,945        73,535
ARAMARK Corp. "B"/1/                          3,460        72,660
Cypress Semiconductor Corp./1/               11,008        72,212
Titan Corp. (The)/1/                          7,509        72,086
Semtech Corp./1/                              7,401        71,790
Ball Corp.                                    1,424        71,755
Amphenol Corp. "A"/1/                         2,298        71,238
E*TRADE Group Inc./1/                        15,987        71,142
Timberland Co. "A"/1/                         2,240        70,963
Cox Radio Inc. "A"/1/                         2,680        70,109
American Eagle Outfitters Inc./1/             5,783        69,743
Perot Systems Corp. "A"/1/                    7,491        69,666
Advanced Fibre Communications Inc./1/         5,229        69,389
Valspar Corp. (The)                           1,835        68,446
Advanced Micro Devices Inc./1/               12,798        68,341
Integrated Device Technology Inc./1/          6,510        67,964
Pier 1 Imports Inc.                           3,537        67,451
VeriSign Inc./1/                             13,335        67,342
CSG Systems International Inc./1/             6,125        66,762
Coventry Health Care Inc./1/                  2,042        66,365
Quintiles Transnational Corp./1/              6,910        65,714
AmeriCredit Corp./1/                          7,999        64,552
Ethan Allen Interiors Inc.                    1,987        64,299
International Speedway Corp. "A"              1,596        63,409
Polycom Inc./1/                               9,119        61,918
Swift Transportation Co. Inc./1/              3,954        61,682
Providian Financial Corp./1/                 12,528        61,387
Provident Financial Group Inc.                2,431        60,994
Computer Associates International Inc.        6,342        60,883
Foot Locker Inc./1/                           6,045        60,390
Sybase Inc./1/                                5,145        59,785
ITT Industries Inc.                             952        59,338
TMP Worldwide Inc./1/                         6,530        58,770
Total System Services Inc.                    4,461        58,662
Expedia Inc. "A"/1/                           1,129        57,184
Flowserve Corp./1/                            5,673        56,730
Getty Images Inc./1/                          2,815        56,469
John Nuveen Co. "A"                           2,475        56,306
Orthodontic Centers of America Inc./1/        5,155        55,159
Compuware Corp./1/                           17,936        54,705
SkyWest Inc.                                  4,117        53,933
University of Phoenix Online/1/               1,646        52,919
Hotels.com "A"/1/                             1,039        52,553
Applied Micro Circuits Corp./1/              18,100        51,766
Pioneer Natural Resources Co./1/              2,123        51,483
Computer Sciences Corp./1/                    1,834        50,967

28                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2002

Security                                     Shares         Value
-----------------------------------------------------------------
AES Corp. (The)/1/                           20,155  $     50,589
Health Net Inc./1/                            2,303        49,399
Readers Digest Association Inc.
  (The) "A"                                   3,126        48,922
Columbia Sportswear Co./1/                    1,395        48,434
Newell Rubbermaid Inc.                        1,567        48,373
Tech Data Corp./1/                            1,830        48,312
Rockwell Collins                              2,193        48,114
Forest Oil Corp./1/                           1,874        47,787
Micrel Inc./1/                                7,615        46,908
Teleflex Inc.                                 1,021        46,537
Rouse Co.                                     1,383        44,187
Autodesk Inc.                                 3,482        44,117
CheckFree Corp./1/                            3,847        43,779
Circuit City Stores Inc. - CarMax
  Group/1/                                    2,724        43,720
Donnelley (R.R.) & Sons Co.                   1,854        43,588
Circuit City Stores Inc.                      2,857        43,284
Advent Software Inc./1/                       3,762        43,075
Shaw Group Inc. (The)/1/                      3,026        42,969
Unisys Corp./1/                               6,100        42,700
ADC Telecommunications Inc./1/               36,490        41,963
D.R. Horton Inc.                              2,244        41,783
Rite Aid Corp./1/                            19,674        41,315
Energizer Holdings Inc./1/                    1,315        39,976
Macromedia Inc./1/                            5,150        39,809
Ticketmaster "B"/1/                           2,562        39,071
Hudson United Bancorp                         1,452        38,623
Jones Apparel Group Inc./1/                   1,217        37,362
Westamerica Bancorp                             906        36,494
Vishay Intertechnology Inc./1/                4,117        36,230
Pogo Producing Co.                            1,053        35,865
Blockbuster Inc.                              1,426        35,365
PETCO Animal Supplies Inc./1/                 1,627        35,290
Atmel Corp./1/                               33,179        35,170
Stilwell Financial Inc.                       2,836        34,231
Arrow Electronics Inc./1/                     2,693        34,013
Sonic Automotive Inc./1/                      1,914        33,878
Ingram Micro Inc. "A"/1/                      2,527        33,609
Fluor Corp.                                   1,371        33,507
RealNetworks Inc./1/                          9,173        33,115
CONSOL Energy Inc.                            2,587        32,751
Calpine Corp./1/                             13,014        32,145
Gemstar-TV Guide International Inc./1/       12,713        32,037
PerkinElmer Inc.                              5,657        30,831
Zale Corp./1/                                 1,011        30,492
West Corp./1/                                 2,170        30,380
Barnes & Noble Inc./1/                        1,423        30,111
Ambac Financial Group Inc.                      557        30,017
Cox Communications Inc. "A"/1/                1,211        29,778
AMN Healthcare Services Inc./1/               1,604        29,674
PanAmSat Corp./1/                             1,623        28,159
Lin TV Corp. "A"/1/                           1,120        27,720
Advanced Medical Optics Inc./1/               2,903        27,608
Tektronix Inc./1/                             1,676        27,537
Metro-Goldwyn-Mayer Inc./1/                   2,244        26,816
GameStop Corp./1/                             1,304        26,667
Meredith Corp.                                  616        26,519
MKS Instruments Inc./1/                       2,402        26,230
Cumulus Media Inc. "A"/1/                     1,470        25,945
Adaptec Inc./1/                               5,872        25,896
Storage Technology Corp./1/                   2,460        25,855
Scotts Co. (The) "A"/1/                         617        25,723
ICN Pharmaceuticals Inc.                      2,830        25,640
MSC Industrial Direct Co. Inc. "A"/1/         2,368        25,148
American Power Conversion Corp./1/            2,523        24,120
HCC Insurance Holdings Inc.                     998        23,962
Vulcan Materials Co.                            655        23,685
XTO Energy Inc.                               1,084        22,341
Extended Stay America Inc./1/                 1,718        21,819
Callaway Golf Co.                             2,043        21,247
CBRL Group Inc.                                 860        19,625
Cabot Corp.                                     910        19,110
MGM Grand Inc./1/                               482        17,979
Mirant Corp./1/                               8,069        17,832
Amkor Technology Inc./1/                      7,422        17,664
Lennar Corp.                                    297        16,567
HON Industries Inc.                             650        16,542
FMC Technologies Inc./1/                        966        16,190
Regal Entertainment Group "A"/1/                900        16,020
Conexant Systems Inc./1/                     14,363        15,943
Greater Bay Bancorp                             846        15,389

Schedules of Investments                                                      29
iSHARES RUSSELL 1000 GROWTH INDEX FUND
September 30, 2002

Security                                     Shares         Value
-----------------------------------------------------------------
Mandalay Resort Group/1/                        435  $     14,594
Borders Group Inc./1/                           859        13,572
Pall Corp.                                      840        13,264
Healthsouth Corp./1/                          3,121        12,952
LaBranche & Co. Inc./1/                         638        12,919
OM Group Inc.                                   295        12,626
National Processing Inc./1/                     718        12,199
Williams Companies Inc.                       5,149        11,637
PayPal Inc./1/                                  524        10,957
i2 Technologies Inc./1/                      20,122        10,463
United Rentals Inc./1/                        1,192        10,060
Markel Corp./1/                                  50         9,959
Alberto-Culver Co. "B"                          196         9,610
ArvinMeritor Inc.                               487         9,107
Avaya Inc./1/                                 6,365         9,102
Ribapharm Inc./1/                             2,008         9,036
La-Z-Boy Inc.                                   385         8,932
Silicon Valley Bancshares/1/                    393         6,653
Emmis Communications Corp./1/                   305         5,795
JetBlue Airways Corp./1/                         65         2,621
TOTAL COMMON STOCKS
  (Cost: $640,346,728)                                468,774,610
SHORT TERM INSTRUMENTS - 1.68%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    5,979,083  $  5,979,083
Dreyfus Money Market Fund                   361,852       361,852
Goldman Sachs Financial Square Prime
  Obligation Fund                           213,363       213,363
Providian Temp Cash Money Market Fund 1,342,777 1,342,777 TOTAL SHORT TERM INSTRUMENTS
  (Cost: $7,897,075)                                    7,897,075

TOTAL INVESTMENTS IN SECURITIES - 101.57%
  (Cost $648,243,803)                                 476,671,685
OTHER ASSETS, LESS LIABILITIES - (1.57%)               (7,357,010)
                                                     ------------
NET ASSETS - 100.00%                                 $469,314,675
                                                     ============

/1/  Non-income earning securities.

See notes to financial statements.

30                               2002 iShares Semi-annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 99.81%
Exxon Mobil Corp.                          1,409,970  $ 44,978,043
Citigroup Inc.                               871,088    25,827,759
Bank of America Corp.                        320,051    20,419,254
Wells Fargo & Company                        324,035    15,605,526
Verizon Communications Inc.                  566,154    15,535,266
ChevronTexaco Corp.                          221,976    15,371,838
American International Group Inc.            268,625    14,693,788
SBC Communications Inc.                      694,381    13,957,058
International Business Machines Corp.        191,128    11,159,964
Procter & Gamble Co.                         109,949     9,827,242
AT&T Corp.                                   792,917     9,522,933
Wachovia Corp.                               284,516     9,300,828
Bank One Corp.                               244,272     9,135,773
Merck & Co. Inc.                             198,291     9,063,882
Viacom Inc. "B"/1/                           194,150     7,872,782
JP Morgan Chase & Co.                        413,971     7,861,309
Morgan Stanley                               229,002     7,758,588
Du Pont (E.I.) de Nemours & Co.              206,505     7,448,635
U.S. Bancorp                                 397,504     7,385,624
BellSouth Corp.                              389,721     7,155,278
Philip Morris Companies Inc.                 172,634     6,698,199
Hewlett-Packard Co.                          562,351     6,562,636
ConocoPhillips                               140,514     6,497,367
Walt Disney Co. (The)                        424,054     6,420,178
Washington Mutual Inc.                       202,576     6,375,067
Bristol-Myers Squibb Co.                     253,370     6,030,206
Merrill Lynch & Co. Inc.                     178,440     5,879,598
AOL Time Warner Inc./1/                      470,229     5,501,679
Allstate Corp. (The)                         147,448     5,241,776
Dow Chemical Co. (The)                       188,696     5,153,288
McDonald's Corp.                             264,414     4,669,551
General Motors Corp. "A"                     116,590     4,535,351
FleetBoston Financial Corp.                  217,653     4,424,885
Southern Co.                                 146,212     4,207,981
Gannett Co. Inc.                              55,387     3,997,834
Lockheed Martin Corp.                         60,796     3,931,677
Schering-Plough Corp.                        182,914     3,899,726
Liberty Media Corp. "A"/1/                   539,418     3,873,021
Comcast Corp. "A"/1/                         184,850     3,855,971
Emerson Electric Co.                          87,548     3,846,859
Ford Motor Company                           376,878     3,693,404
National City Corp.                          126,637     3,612,954
United Technologies Corp.                     62,036     3,504,414
BB&T Corp.                                    99,647     3,491,631
Prudential Financial Inc./1/                 121,982     3,483,806
Duke Energy Corp.                            172,563     3,373,607
Honeywell International Inc.                 155,018     3,357,690
International Paper Co.                      100,425     3,353,191
Goldman Sachs Group Inc. (The)                50,159     3,311,999
SunTrust Banks Inc.                           51,804     3,184,910
Exelon Corp.                                  66,990     3,182,025
FedEx Corp.                                   62,018     3,105,241
Anheuser-Busch Companies Inc.                 60,660     3,069,396
Kimberly-Clark Corp.                          53,537     3,032,336
Union Pacific Corp.                           52,383     3,031,404
Coca-Cola Co. (The)                           62,892     3,016,300
Dominion Resources Inc.                       57,465     2,915,199
Alcoa Inc.                                   150,006     2,895,116
American Express Co.                          92,199     2,874,765
Bank of New York Co. Inc. (The)               98,860     2,841,236
ConAgra Foods Inc.                           111,673     2,775,074
Travelers Property Casualty
  Corp. "B"/1/                               197,152     2,667,467
Gillette Co. (The)                            90,061     2,665,806
Caterpillar Inc.                              71,475     2,660,299
Alltel Corp.                                  64,654     2,594,565
Northrop Grumman Corp.                        20,173     2,502,259
Lehman Brothers Holdings Inc.                 50,736     2,488,601
PNC Financial Services Group                  58,832     2,480,945
3M Co.                                        22,400     2,463,328
Cendant Corp./1/                             226,088     2,432,707
Raytheon Co.                                  82,829     2,426,890
General Dynamics Corp.                        28,777     2,340,433
TXU Corp.                                     55,403     2,310,859
Sears, Roebuck and Co.                        58,735     2,290,665
Avon Products Inc.                            49,179     2,267,152
Waste Management Inc.                         96,724     2,255,604
Deere & Co.                                   49,417     2,246,003
Household International Inc.                  79,014     2,236,886
Equity Office Properties Trust                86,631     2,236,812

Schedules of Investments                                                      31
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Occidental Petroleum Corp.                    77,990  $  2,213,356
KeyCorp                                       88,535     2,210,719
Hartford Financial Services Group Inc.        51,483     2,110,803
CVS Corp.                                     81,512     2,066,329
Boeing Co. (The)                              60,196     2,054,489
Weyerhaeuser Co.                              45,383     1,986,414
Air Products & Chemicals Inc.                 47,198     1,982,788
FPL Group Inc.                                36,549     1,966,336
Entergy Corp.                                 46,393     1,929,949
American Electric Power Co. Inc.              67,140     1,914,161
CIGNA Corp.                                   26,926     1,905,014
Burlington Northern Santa Fe Corp.            79,637     1,904,917
Albertson's Inc.                              78,724     1,901,972
Progress Energy Inc.                          45,518     1,860,321
Clear Channel Communications Inc./1/          53,105     1,845,399
Chubb Corp.                                   33,608     1,842,727
Comerica Inc.                                 37,142     1,790,987
Consolidated Edison Inc.                      44,219     1,778,488
SouthTrust Corp.                              72,097     1,748,352
Praxair Inc.                                  34,014     1,738,456
FirstEnergy Corp.                             57,637     1,722,770
AFLAC Inc.                                    55,679     1,708,789
Hancock (John) Financial Services Inc.        61,277     1,703,501
Apache Corp.                                  28,556     1,697,654
Sprint Corp. (FON Group)                     185,257     1,689,544
Tribune Co.                                   40,362     1,687,535
Principal Financial Group Inc./1/             63,897     1,672,823
Eastman Kodak Co.                             60,694     1,653,305
Motorola Inc.                                161,497     1,644,039
Norfolk Southern Corp.                        80,667     1,628,667
Newell Rubbermaid Inc.                        52,644     1,625,120
Golden West Financial Corp.                   26,072     1,621,157
Unocal Corp.                                  50,829     1,595,522
Kraft Foods Inc.                              43,077     1,570,587
PPG Industries Inc.                           35,046     1,566,556
AmSouth Bancorp                               75,221     1,560,084
Regions Financial Corp.                       47,734     1,559,470
Costco Wholesale Corp./1/                     46,409     1,502,259
Sara Lee Corp.                                81,610     1,492,647
Archer-Daniels-Midland Co.                   118,679     1,484,674
Fortune Brands Inc.                           31,184     1,474,691
Marathon Oil Corp.                            64,454     1,461,817
Devon Energy Corp.                            30,008     1,447,886
Charter One Financial Inc.                    48,155     1,431,164
Johnson Controls Inc.                         18,447     1,417,099
MetLife Inc.                                  61,792     1,406,386
Illinois Tool Works Inc.                      23,983     1,398,928
Equity Residential                            57,111     1,367,237
May Department Stores Co. (The)               59,877     1,363,399
DTE Energy Co.                                33,457     1,361,700
Safeway Inc./1/                               59,921     1,336,238
St. Paul Companies Inc.                       46,505     1,335,624
Public Service Enterprise Group Inc.          42,884     1,307,962
Becton, Dickinson & Co.                       46,009     1,306,656
M&T Bank Corp.                                16,434     1,295,164
TRW Inc.                                      22,008     1,288,568
Burlington Resources Inc.                     32,933     1,263,310
Jefferson-Pilot Corp.                         31,283     1,254,448
Heinz (H.J.) Co.                              37,554     1,253,177
Ameren Corp.                                  30,007     1,249,792
Anadarko Petroleum Corp.                      27,913     1,243,245
Federated Department Stores Inc./1/           41,807     1,230,798
Marshall & Ilsley Corp.                       44,115     1,230,367
MBIA Inc.                                     30,731     1,227,703
Mellon Financial Corp.                        47,211     1,224,181
Loews Corp.                                   27,905     1,196,845
Lincoln National Corp.                        38,860     1,187,173
CSX Corp.                                     44,159     1,164,914
Union Planters Corp.                          42,117     1,156,533
Lilly (Eli) and Co.                           20,479     1,133,308
Genuine Parts Co.                             36,269     1,111,282
Bear Stearns Companies Inc. (The)             19,640     1,107,696
Franklin Resources Inc.                       35,357     1,099,603
Cinergy Corp.                                 34,764     1,092,633
Aetna Inc.                                    30,347     1,086,726
National Commerce Financial Corp.             42,955     1,076,023
ITT Industries Inc.                           17,237     1,074,382
Apple Computer Inc./1/                        73,970     1,072,565

32                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Dover Corp.                                   42,138  $  1,069,462
Masco Corp.                                   54,484     1,065,162
Southwest Airlines Co.                        80,254     1,048,117
Campbell Soup Co.                             46,780     1,032,902
UNUMProvident Corp.                           50,535     1,028,387
Cincinnati Financial Corp.                    28,626     1,018,513
AON Corp.                                     49,522     1,014,706
Countrywide Credit Industries Inc.            21,518     1,014,574
Rohm & Haas Co. "A"                           32,581     1,010,011
El Paso Corp.                                121,580     1,005,467
Cox Communications Inc. "A"/1/                40,861     1,004,772
Delphi Automotive Systems Corp.              116,604       996,964
PPL Corp.                                     30,596       995,594
KeySpan Corp.                                 29,235       979,373
Knight Ridder Inc.                            17,324       977,247
General Mills Inc.                            21,946       974,841
Simon Property Group Inc.                     27,111       968,676
North Fork Bancorp Inc.                       25,452       963,104
AT&T Wireless Services Inc./1/               232,740       958,889
Parker Hannifin Corp.                         24,525       937,100
Huntington Bancshares Inc.                    51,409       935,130
Eaton Corp.                                   14,584       929,584
EMC Corp./1/                                 203,403       929,552
First Tennessee National Corp.                26,406       915,496
PG&E Corp./1/                                 80,958       911,587
Kerr-McGee Corp.                              20,880       907,027
Sun Microsystems Inc./1/                     347,689       900,515
Popular Inc.                                  28,356       896,050
Penney (J.C.) Co. Inc.                        55,598       885,120
Ambac Financial Group Inc.                    16,271       876,844
Archstone-Smith Trust                         36,609       874,223
Plum Creek Timber Co. Inc.                    38,458       869,535
EOG Resources Inc.                            24,111       867,032
Torchmark Corp.                               25,236       864,585
Computer Sciences Corp./1/                    30,457       846,400
SAFECO Corp.                                  26,612       845,729
Constellation Energy Group Inc.               34,101       845,364
State Street Corp.                            21,851       844,323
Textron Inc.                                  24,634       840,019
Zions Bancorp                                 19,091       831,031
Prologis Trust                                33,352       830,798
Monsanto Co.                                  54,294       830,155
Progressive Corp. (The)                       16,341       827,345
Kellogg Co.                                   24,664       820,078
General Motors Corp. "H"/1/                   87,410       799,801
Computer Associates International Inc.        83,137       798,115
MeadWestvaco Corp.                            41,522       797,638
Office Depot Inc./1/                          64,130       791,364
Compass Bancshares Inc.                       26,578       783,785
Northern Trust Corp.                          20,754       782,841
Limited Brands Inc.                           54,145       776,439
MGIC Investment Corp.                         18,970       774,545
R.J. Reynolds Tobacco Holdings Inc.           19,115       770,717
Xcel Energy Inc.                              82,467       767,768
PACCAR Inc.                                   22,656       765,546
Rockwell Collins                              34,320       752,981
Dean Foods Co./1/                             18,700       743,886
NiSource Inc.                                 43,129       743,113
Xerox Corp./1/                               149,721       741,119
Sempra Energy                                 37,711       741,021
GreenPoint Financial Corp.                    17,694       738,548
Banknorth Group Inc.                          30,538       725,277
Clorox Co.                                    17,778       714,320
Colgate-Palmolive Co.                         13,234       713,974
Old Republic International Corp.              24,848       705,186
Jones Apparel Group Inc./1/                   22,927       703,859
Sovereign Bancorp Inc.                        54,160       698,664
Micron Technology Inc./1/                     55,909       691,594
Duke-Weeks Realty Corp.                       27,968       688,572
Grainger (W.W.) Inc.                          16,177       688,331
ServiceMaster Co.                             62,833       681,738
Edison International/1/                       67,778       677,780
Vulcan Materials Co.                          18,650       674,384
Hibernia Corp. "A"                            33,330       666,267
General Growth Properties Inc.                12,916       665,174
Agilent Technologies Inc./1/                  50,719       662,390
Apartment Investment & Management Co. "A"     17,007       660,722
CenturyTel Inc.                               29,385       659,106
Public Storage Inc.                           20,642       658,480
Engelhard Corp.                               26,973       642,767

Schedules of Investments                                                      33
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Sherwin-Williams Co.                          27,012  $    639,644
Pepco Holdings Inc.                           31,898       636,365
VF Corp.                                      17,609       633,572
Georgia-Pacific Corp.                         47,874       626,671
Hilton Hotels Corp.                           55,005       625,957
Hershey Foods Corp.                            9,993       620,066
Sigma-Aldrich Corp.                           12,486       615,185
Nucor Corp.                                   16,219       614,700
Eastman Chemical Co.                          16,048       612,552
Whirlpool Corp.                               13,332       611,406
Radian Group Inc.                             18,685       610,252
Pitney Bowes Inc.                             19,776       602,970
Republic Services Inc. "A"/1/                 31,995       601,506
Bard (C.R.) Inc.                              10,976       599,619
Energy East Corp.                             30,053       595,350
Kimco Realty Corp.                            19,040       592,144
Vornado Realty Trust                          14,987       591,237
Halliburton Co.                               45,300       584,823
Wisconsin Energy Corp.                        23,962       582,277
Hillenbrand Industries Inc.                   10,719       582,042
Circuit City Stores Inc.                      38,166       578,215
Lennar Corp.                                  10,344       576,988
Fidelity National Financial Inc.              19,856       570,463
Lear Corp./1/                                 13,618       567,190
Freddie Mac                                   10,144       567,050
SCANA Corp.                                   21,768       566,403
Centex Corp.                                  12,687       562,668
Reliant Energy Inc.                           55,865       559,209
Mercantile Bankshares Corp.                   14,591       556,938
First Virginia Banks Inc.                     14,924       556,665
Valero Energy Corp.                           21,011       556,161
Leggett & Platt Inc.                          27,999       554,100
Liz Claiborne Inc.                            22,175       553,266
Rockwell International Corp.                  33,951       552,383
Telephone & Data Systems Inc.                 10,898       549,804
Tyson Foods Inc. "A"                          46,759       543,807
Pactiv Corp./1/                               32,943       541,912
Lucent Technologies Inc./1/                  712,630       541,599
Marriott International Inc. "A"               18,669       541,214
Kroger Co./1/                                 38,310       540,171
Edwards (A.G.) Inc.                           16,731       535,057
Wrigley (William Jr.) Co.                     10,710       530,038
Valley National Bancorp                       19,708       524,233
AvalonBay Communities Inc.                    12,470       521,246
Bemis Co.                                     10,478       517,613
Washington Post Company (The) "B"                797       517,253
Starwood Hotels & Resorts Worldwide Inc.      23,155       516,357
Boston Properties Inc.                        13,779       512,579
PMI Group Inc. (The)                          18,725       509,507
Health Care Property Investors Inc.           11,944       508,814
TECO Energy Inc.                              32,007       508,271
Associated Bancorp                            15,862       503,301
AMB Property Corp.                            17,398       502,802
Energizer Holdings Inc./1/                    16,516       502,086
MGM Grand Inc./1/                             13,332       497,284
UST Inc.                                      17,579       495,904
Amerada Hess Corp.                             7,284       494,438
Diebold Inc.                                  15,017       494,360
Stilwell Financial Inc.                       40,923       493,941
SPX Corp./1/                                   4,831       487,448
Golden State Bancorp Inc.                     15,064       486,868
Pioneer Natural Resources Co./1/              20,073       486,770
Liberty Property Trust                        15,529       481,399
Commerce Bancshares Inc.                      12,217       477,318
AutoNation Inc./1/                            41,333       476,156
American Water Works Inc.                     10,613       473,977
Ball Corp.                                     9,295       468,375
XTO Energy Inc.                               22,250       458,573
Equitable Resources Inc.                      13,199       456,025
Northeast Utilities                           26,963       455,675
Host Marriott Corp./1/                        48,887       453,671
Smurfit-Stone Container Corp./1/              35,928       451,256
Park Place Entertainment Corp./1/             56,513       449,278
SUPERVALU Inc.                                27,791       448,825
Pinnacle West Capital Corp.                   16,112       447,269
UnionBanCal Corp.                             10,595       445,096
Phelps Dodge Corp./1/                         17,349       444,655
KB HOME                                        9,043       441,660
Protective Life Corp.                         14,308       440,257
Pulte Homes Inc.                              10,251       437,000

34                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Humana Inc./1/                                35,202  $    436,505
NSTAR                                         10,994       434,813
Donnelley (R.R.) & Sons Co.                   18,417       432,984
DPL Inc.                                      26,316       432,898
Hospitality Properties Trust                  13,057       432,448
Autoliv Inc.                                  20,366       429,315
Astoria Financial Corp.                       17,486       426,658
Sonoco Products Co.                           20,004       426,285
Sunoco Inc.                                   13,984       421,757
New York Community Bancorp Inc.               14,945       421,001
Rouse Co.                                     13,082       417,970
Toys R Us Inc./1/                             40,454       411,822
Thermo Electron Corp./1/                      25,502       411,347
Scientific-Atlanta Inc.                       32,577       407,538
Dana Corp.                                    30,893       404,080
Fulton Financial Corp.                        21,480       403,824
Belo (A.H.) Corp.                             18,329       401,039
New York Times Co. "A"                         8,733       396,915
Bank of Hawaii Corp.                          14,215       396,598
Brunswick Corp.                               18,776       395,047
Wilmington Trust Corp.                        13,607       393,514
Health Net Inc./1/                            18,305       392,642
City National Corp.                            8,339       390,015
Unisys Corp./1/                               55,605       389,235
Ashland Inc.                                  14,401       385,803
Bowater Inc.                                  10,903       384,876
Pentair Inc.                                  10,249       380,955
FirstMerit Corp.                              17,715       379,455
McGraw-Hill Companies Inc. (The)               6,162       377,238
Goodrich (B.F.) Co.                           19,976       377,147
Temple-Inland Inc.                             9,759       376,990
Puget Energy Inc.                             18,221       371,891
D.R. Horton Inc.                              19,914       370,799
Valassis Communications Inc./1/               10,537       369,533
Pennzoil-Quaker State Co.                     16,765       368,327
Questar Corp.                                 16,009       365,646
T. Rowe Price Group Inc.                      14,642       365,464
Cullen/Frost Bankers Inc.                     10,650       363,697
New Plan Excel Realty Trust                   19,674       362,789
Alliant Energy Corp.                          18,821       362,304
Smithfield Foods Inc./1/                      22,997       361,053
Helmerich & Payne Inc.                        10,428       356,950
United Dominion Realty Trust Inc.             22,366       355,843
Anthem Inc./1/                                 5,472       355,680
AmerisourceBergen Corp./1/                     4,958       354,100
Nordstrom Inc.                                19,665       352,790
Pall Corp.                                    22,262       351,517
Weingarten Realty Investors                    9,488       347,261
Pogo Producing Co.                            10,193       347,174
Bausch & Lomb Inc.                            10,396       344,835
Fluor Corp.                                   14,076       344,017
Yum! Brands Inc./1/                           12,378       342,994
Allegheny Energy Inc.                         26,128       342,277
Webster Financial Corp.                       10,175       341,677
ALLETE Inc.                                   15,792       341,107
NCR Corp./1/                                  17,166       339,887
Hormel Foods Corp.                            15,534       339,884
Alberto-Culver Co. "B"                         6,899       338,258
MDU Resources Group Inc.                      14,744       336,606
RPM Inc.                                      23,873       335,654
BancorpSouth Inc.                             16,889       332,713
Fox Entertainment Group Inc. "A"/1/           14,957       329,503
Martin Marietta Materials Inc.                10,114       329,413
StanCorp Financial Group Inc.                  6,217       328,879
Hasbro Inc.                                   29,283       325,920
Coors (Adolf) Company "B"                      5,760       324,288
Hawaiian Electric Industries Inc.              7,513       323,810
Watson Pharmaceuticals Inc./1/                13,197       323,458
Avery Dennison Corp.                           5,674       323,305
Qwest Communications International
  Inc./1/                                    141,321       322,212
Markel Corp./1/                                1,609       320,481
Meredith Corp.                                 7,417       319,302
Wendy's International Inc.                     9,626       318,717
Annaly Mortgage Management Inc.               17,241       318,096
Old National Bancorp                          12,719       316,194
Healthsouth Corp./1/                          76,058       315,641
Lyondell Chemical Co.                         26,206       312,900
McCormick & Co. Inc.                          13,666       311,585
Vectren Corp.                                 14,127       310,794
Colonial BancGroup Inc. (The)                 25,045       310,558
First American Corp.                          14,897       304,346

Schedules of Investments                                                      35
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Lubrizol Corp.                                10,730  $    303,337
Lee Enterprises Inc.                           9,218       302,903
National Fuel Gas Co.                         14,946       296,977
Unitrin Inc.                                   9,667       296,777
Ryder System Inc.                             11,896       296,567
BMC Software Inc./1/                          22,629       295,761
Hubbell Inc. "B"                              10,168       295,584
Washington Federal Inc.                       13,201       294,580
Dillards Inc. "A"                             14,555       293,720
BRE Properties Inc. "A"                        9,535       293,201
CNF Transportation Inc.                        9,306       292,115
3Com Corp./1/                                 74,124       292,049
Transatlantic Holdings Inc.                    4,375       290,719
Sky Financial Group Inc.                      14,480       288,297
Mack-Cali Realty Corp.                         8,899       285,925
Phoenix Companies Inc.                        20,888       284,495
Arden Realty Inc.                             12,026       284,415
American Power Conversion Corp./1/            29,528       282,288
HON Industries Inc.                           11,007       280,128
Snap-On Inc.                                  12,100       278,058
CarrAmerica Realty Corp.                      11,012       277,172
Vertex Pharmaceuticals Inc./1/                14,942       276,278
Manor Care Inc./1/                            12,262       275,650
Triad Hospitals Inc./1/                        7,260       275,517
BorgWarner Inc.                                5,517       273,864
OGE Energy Corp.                              16,226       273,733
TCF Financial Corp.                            6,426       272,013
Independence Community Bank Corp.             10,802       271,022
IMC Global Inc.                               22,472       270,788
First Midwest Bancorp Inc.                    10,069       270,453
Roslyn Bancorp Inc.                           15,329       266,878
Berkley (W.R.) Corp.                           7,836       266,424
Crescent Real Estate Equities Co.             16,928       265,770
Valspar Corp. (The)                            7,109       265,166
CenterPoint Properties Corp.                   4,777       265,123
HCC Insurance Holdings Inc.                   11,022       264,638
Saks Inc./1/                                  25,080       264,092
Whitney Holding Corp.                          8,255       263,417
Goodyear Tire & Rubber Co.                    29,608       263,215
Marsh & McLennan Companies Inc.                6,319       263,123
iStar Financial Inc.                           9,417       262,923
International Flavors & Fragrances Inc.        8,232       262,189
Kinder Morgan Inc.                             7,395       262,153
Owens-Illinois Inc./1/                        23,155       262,115
Advanced Micro Devices Inc./1/                48,843       260,822
NICOR Inc.                                     9,224       260,117
Reebok International Ltd./1/                  10,262       257,063
Highwoods Properties Inc.                     10,982       256,979
Visteon Corp.                                 27,124       256,864
FNB Corp.                                      9,065       254,001
Leucadia National Corp.                        7,462       253,708
Reckson Associates Realty Corp.               11,128       253,385
First Industrial Realty Trust Inc.             8,173       253,281
Mandalay Resort Group/1/                       7,537       252,866
Avnet Inc.                                    23,407       252,562
Dole Food Co.                                  8,698       252,503
Pittston Brink's Group                        11,251       252,022
Hudson City Bancorp Inc.                      15,476       251,175
Cablevision Systems Corp./1/                  27,615       250,192
Pier 1 Imports Inc.                           13,114       250,084
PepsiAmericas Inc.                            17,572       249,522
Developers Diversified Realty Corp.           11,327       249,307
Peoples Energy Corp.                           7,360       247,958
McKesson Corp.                                 8,745       247,746
Camden Property Trust                          7,469       247,597
Lancaster Colony Corp.                         5,845       246,191
Great Plains Energy Inc.                      12,844       245,963
JDS Uniphase Corp./1/                        125,702       244,868
ArvinMeritor Inc.                             13,092       244,820
Navistar International Corp.                  11,282       244,594
LSI Logic Corp./1/                            38,498       244,462
Legg Mason Inc.                                5,722       243,528
United States Steel Corp.                     20,779       241,244
Borders Group Inc./1/                         15,260       241,108
Rayonier Inc.                                  5,751       241,024
Philadelphia Suburban Corp.                   11,868       240,920
Teleflex Inc.                                  5,282       240,754
Boise Cascade Corp.                           10,525       239,970
AmerUs Group Co.                               8,401       238,252
Delta Air Lines Inc.                          25,589       237,722

36                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Cabot Corp.                                   11,233  $    235,893
Millennium Pharmaceuticals Inc./1/            25,285       235,656
IKON Office Solutions Inc.                    29,890       235,533
Tektronix Inc./1/                             14,278       234,588
Park National Corp.                            2,503       234,531
Precision Castparts Corp.                     10,808       234,317
Readers Digest Association Inc. (The)
  "A"                                         14,916       233,435
McClatchy Co. (The) "A"                        3,799       231,549
York International Corp.                       8,175       230,535
MONY Group Inc. (The)                          9,328       230,122
IndyMac Bancorp Inc./1/                       11,910       229,506
Mercury General Corp.                          5,353       229,108
La-Z-Boy Inc.                                  9,762       226,478
Harsco Corp.                                   8,327       226,411
Vishay Intertechnology Inc./1/                25,656       225,773
ICOS Corp./1/                                 10,747       225,365
Citizens Banking Corp.                         9,305       224,902
OM Group Inc.                                  5,190       222,132
American Greetings Corp. "A"                  13,742       221,246
Alleghany Corp./1/                             1,166       220,957
Autodesk Inc.                                 17,362       219,977
Raymond James Financial Inc.                   8,094       219,105
Electronic Data Systems Corp.                 15,609       218,214
Cooper Tire & Rubber Co.                      13,369       215,776
Packaging Corporation of America/1/           12,295       215,285
Westamerica Bancorp                            5,304       213,645
Trizec Properties Inc.                        18,693       212,166
Citizens Communications Co./1/                31,263       211,963
Invitrogen Corp./1/                            6,220       211,915
CBRL Group Inc.                                9,248       211,039
CMS Energy Corp.                              26,092       210,302
Ryland Group Inc.                              5,652       210,085
Ocean Energy Inc.                             10,482       209,116
Clayton Homes Inc.                            19,033       208,982
Crane Co.                                     10,533       208,132
Constellation Brands Inc./1/                   8,990       207,669
Williams Companies Inc.                       91,240       206,202
Broadcom Corp. "A"/1/                         19,263       205,729
Trustmark Corp.                                9,012       205,474
Toll Brothers Inc./1/                          9,348       203,226
Dial Corp. (The)                               9,405       201,831
Arrow Electronics Inc./1/                     15,905       200,880
Harris Corp.                                   5,996       200,806
AptarGroup Inc.                                7,445       200,047
Erie Indemnity Co. "A"                         4,749       197,843
Neiman-Marcus Group Inc. "A"/1/                7,487       196,534
Newmont Mining Corp.                           7,001       192,598
Tellabs Inc./1/                               46,920       190,964
Tech Data Corp./1/                             7,181       189,578
Lafarge North America Inc.                     6,530       189,174
IDACORP Inc.                                   7,775       189,166
Storage Technology Corp./1/                   17,952       188,676
Symbol Technologies Inc.                      23,840       182,853
Apogent Technologies Inc./1/                   9,735       181,655
Foot Locker Inc./1/                           18,119       181,009
Solectron Corp./1/                            85,643       180,707
Corning Inc./1/                              111,729       178,766
Veritas Software Corp./1/                     12,112       178,168
Hudson United Bancorp                          6,679       177,661
Nike Inc. "B"                                  4,081       176,218
Winn-Dixie Stores Inc.                        13,422       176,097
FMC Technologies Inc./1/                      10,442       175,008
Noble Energy Inc.                              5,143       174,708
LaBranche & Co. Inc./1/                        8,612       174,393
Cousins Properties Inc.                        7,457       171,511
Big Lots Inc./1/                              10,797       170,917
Timken Co. (The)                              10,184       170,582
AGCO Corp./1/                                  7,343       170,358
Estee Lauder Companies Inc. "A"                5,927       170,342
GATX Corp.                                     8,596       170,201
Cummins Inc.                                   7,148       168,836
IDT Corp./1/                                  10,234       166,814
Outback Steakhouse Inc./1/                     6,010       165,155
Stanley Works (The)                            5,040       164,657
Ingram Micro Inc. "A"/1/                      12,287       163,417
Providian Financial Corp./1/                  33,011       161,754
Omnicare Inc.                                  7,604       160,596
Hercules Inc./1/                              16,917       155,806
Mirant Corp./1/                               70,285       155,330
Manpower Inc.                                  5,253       154,123
KEMET Corp./1/                                17,884       152,908

Schedules of Investments                                                      37
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                             Shares         Value
-------------------------------------------------------------------------
Rowan Companies Inc.                                  8,182  $    152,512
Regency Centers Corp.                                 4,898       151,838
Zale Corp./1/                                         5,030       151,705
Downey Financial Corp.                                4,425       151,556
Agere Systems Inc. "B"/1/                           152,673       151,146
Human Genome Sciences Inc./1/                        12,496       150,702
WebMD Corp./1/                                       29,796       150,470
Pride International Inc./1/                          11,477       149,201
Lamar Advertising Co./1/                              4,883       148,199
Extended Stay America Inc./1/                        11,659       148,069
Forest City Enterprises Inc. "A"                      4,554       148,005
American National Insurance Co.                       2,133       147,198
Henry Schein Inc./1/                                  2,789       147,120
American Financial Group Inc.                         6,332       145,763
Silicon Valley Bancshares/1/                          8,599       145,581
AK Steel Holding Corp./1/                            19,796       144,709
Aquila Inc.                                          35,271       144,611
Tidewater Inc.                                        5,327       143,776
Albemarle Corp.                                       5,651       142,914
Greater Bay Bancorp                                   7,844       142,682
Murphy Oil Corp.                                      1,736       142,474
Barnes & Noble Inc./1/                                6,629       140,270
Genentech Inc./1/                                     4,282       139,722
Sanmina-SCI Corp./1/                                 50,315       139,373
ENSCO International Inc.                              5,546       138,872
E*TRADE Group Inc./1/                                31,051       138,177
Mattel Inc.                                           7,625       137,326
American Axle & Manufacturing Holdings Inc./1/        5,469       136,616
Coventry Health Care Inc./1/                          4,162       135,265
Dow Jones & Co. Inc.                                  3,512       134,896
AMR Corp./1/                                         32,251       134,809
Comverse Technology Inc./1/                          19,279       134,760
Scholastic Corp./1/                                   3,016       134,755
Polo Ralph Lauren Corp./1/                            6,426       133,532
Andrew Corp./1/                                      20,289       132,893
Media General Inc. "A"                                2,608       132,617
Allmerica Financial Corp.                            10,991       131,892
CIENA Corp./1/                                       44,175       131,200
CNA Financial Corp./1/                                5,200       130,000
Emmis Communications Corp./1/                         6,832       129,808
AES Corp. (The)/1/                                   51,157       128,404
Calpine Corp./1/                                     51,288       126,681
USA Networks Inc./1/                                  6,534       126,629
Baker Hughes Inc.                                     4,344       126,106
Newfield Exploration Co./1/                           3,742       125,694
Scotts Co. (The) "A"/1/                               2,923       121,860
American Standard Companies Inc./1/                   1,901       120,942
Entravision Communications Corp./1/                   9,003       119,290
National-Oilwell Inc./1/                              6,110       118,412
Peabody Energy Corp.                                  4,641       118,346
Radio One Inc. "D"/1/                                 7,176       118,332
Genzyme Corp. - General Division/1/                   5,728       118,054
Sybase Inc./1/                                       10,157       118,024
Compuware Corp./1/                                   38,390       117,089
Quintiles Transnational Corp./1/                     12,235       116,355
Allegheny Technologies Inc.                          16,755       115,945
VeriSign Inc./1/                                     22,924       115,766
People's Bank                                         5,094       114,258
Nationwide Financial Services Inc.                    4,274       114,116
ICN Pharmaceuticals Inc.                             12,593       114,093
Intersil Corp. "A"/1/                                 8,779       113,776
International Speedway Corp. "A"                      2,858       113,548
ADC Telecommunications Inc./1/                       98,269       113,008
Callaway Golf Co.                                    10,632       110,573
Provident Financial Group Inc.                        4,367       109,568
Iron Mountain Inc./1/                                 4,372       109,256
Integrated Device Technology Inc./1/                 10,464       109,244
Advanced Fibre Communications Inc./1/                 8,182       108,575
Gateway Inc./1/                                      36,508       108,429
Rite Aid Corp./1/                                    50,224       105,470
Varco International Inc./1/                           6,216       105,175
Dun & Bradstreet Corp./1/                             3,122       104,930
United States Cellular Corp./1/                       3,518       104,062
Capitol Federal Financial                             4,580       101,493
Loews Corporation - Carolina Group                    5,353       100,690
GTECH Holdings Corp./1/                               4,032       100,074
Church & Dwight Co. Inc.                              3,003        99,549
Molex Inc.                                            4,209        98,996
Ethan Allen Interiors Inc.                            3,057        98,925
BOK Financial Corp./1/                                2,984        96,980

38                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Edwards Lifesciences Corp./1/                  3,767  $     96,398
AVX Corp.                                     10,914        94,515
Ceridian Corp./1/                              6,627        94,435
Avaya Inc./1/                                 65,010        92,964
Allied Capital Corp.                           4,246        92,945
Wesco Financial Corp.                            301        92,558
Blockbuster Inc.                               3,683        91,338
Reinsurance Group of America Inc.              3,486        90,078
Applied Micro Circuits Corp./1/               31,041        88,777
Swift Transportation Co. Inc./1/               5,633        87,875
Donaldson Co. Inc.                             2,554        87,679
Interactive Data Corp./1/                      7,138        87,440
Hearst-Argyle Television Inc./1/               3,494        86,791
Renal Care Group Inc./1/                       2,638        86,764
Jacobs Engineering Group Inc./1/               2,686        82,944
Furniture Brands International Inc./1/         3,514        80,646
Community Health Systems Inc./1/               3,027        80,609
Diamond Offshore Drilling Inc.                 4,020        80,199
Performance Food Group Co./1/                  2,353        79,908
Forest Oil Corp./1/                            3,091        78,820
Teradyne Inc./1/                               8,167        78,403
Hispanic Broadcasting Corp./1/                 4,180        77,957
Doral Financial Corp.                          3,141        75,824
PerkinElmer Inc.                              13,817        75,303
Northwest Airlines Corp. "A"/1/               11,023        73,634
CheckFree Corp./1/                             6,421        73,071
Student Loan Corp.                               801        72,474
United Rentals Inc./1/                         8,558        72,230
Catellus Development Corp./1/                  3,844        70,922
Continental Airlines Inc. "B"/1/              13,149        70,873
National Semiconductor Corp./1/                5,876        70,159
Viad Corp.                                     3,332        68,073
21st Century Insurance Group                   6,532        67,345
Cox Radio Inc. "A"/1/                          2,542        66,499
Steelcase Inc.                                 6,301        65,971
Acxiom Corp./1/                                4,635        65,724
Coca-Cola Enterprises Inc.                     3,061        65,016
Dynegy Inc. "A"                               55,832        64,765
Six Flags Inc./1/                             17,916        63,064
Harte-Hanks Inc.                               3,256        60,594
Harrah's Entertainment Inc./1/                 1,226        59,105
Medicis Pharmaceutical Corp. "A"/1/            1,445        59,057
Premcor Inc./1/                                3,758        58,963
Gemstar-TV Guide International Inc./1/        23,138        58,308
Mylan Laboratories Inc.                        1,759        57,590
Metro-Goldwyn-Mayer Inc./1/                    4,784        57,169
Cumulus Media Inc. "A"/1/                      3,091        54,556
TMP Worldwide Inc./1/                          5,890        53,010
PanAmSat Corp./1/                              3,044        52,813
SkyWest Inc.                                   3,906        51,169
Equifax Inc.                                   2,294        49,872
Shaw Group Inc. (The)/1/                       3,444        48,905
Charter Communications Inc./1/                25,928        48,226
Adaptec Inc./1/                               10,906        48,095
Applera Corp. - Applied Biosystems Group       2,616        47,873
Novellus Systems Inc./1/                       2,221        46,219
Alliance Data Systems Corp./1/                 2,843        43,071
Brinker International Inc./1/                  1,651        42,761
Scripps (E.W.) Co.                               614        42,550
Jabil Circuit Inc./1/                          2,856        42,212
Circuit City Stores Inc. - CarMax Group/1/     2,579        41,393
Emulex Corp./1/                                3,467        39,038
Cypress Semiconductor Corp./1/                 5,884        38,599
Affiliated Managers Group Inc./1/                848        37,829
Lin TV Corp. "A"/1/                            1,443        35,714
Regal Entertainment Group "A"/1/               1,977        35,191
Entercom Communications Corp./1/                 733        34,722
Sonic Automotive Inc./1/                       1,949        34,497
Juniper Networks Inc./1/                       7,171        34,421
Allied Waste Industries Inc./1/                4,662        34,266
Black & Decker Corp.                             807        33,838
Polycom Inc./1/                                4,980        33,814
JetBlue Airways Corp./1/                         832        33,555
O'Reilly Automotive Inc./1/                    1,134        32,455
AmeriCredit Corp./1/                           3,883        31,336
Ticketmaster "B"/1/                            1,988        30,317
Conexant Systems Inc./1/                      27,090        30,070
Cooper Cameron Corp./1/                          720        30,067
International Rectifier Corp./1/               1,763        27,538

Schedules of Investments                                                      39
iSHARES RUSSELL 1000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Citrix Systems Inc./1/                         4,531  $     27,322
Atmel Corp./1/                                25,166        26,676
Sealed Air Corp./1/                            1,577        26,636
Instinet Group Inc.                            8,500        26,350
GameStop Corp./1/                              1,202        24,581
SICOR Inc./1/                                  1,593        24,230
Neuberger Berman Inc.                            835        22,503
UnitedGlobalCom Inc. "A"/1/                   13,519        22,171
Rational Software Corp./1/                     4,905        21,190
MSC Industrial Direct Co. Inc. "A"/1/          1,887        20,040
Rent-A-Center Inc./1/                            382        19,845
Zebra Technologies Corp. "A"/1/                  376        19,811
Getty Images Inc./1/                             969        19,438
Patterson-UTI Energy Inc./1/                     751        19,158
Macromedia Inc./1/                             2,338        18,073
Reliant Resources Inc./1/                     10,100        17,675
Steris Corp./1/                                  695        17,312
Amkor Technology Inc./1/                       6,386        15,199
Titan Corp. (The)/1/                           1,555        14,928
i2 Technologies Inc./1/                       27,753        14,432
American Eagle Outfitters Inc./1/              1,161        14,002
Flowserve Corp./1/                             1,234        12,340
Advanced Medical Optics Inc./1/                1,253        11,916
Fairchild Semiconductor International
  Corp. "A"/1/                                 1,257        11,904
Global Payments Inc.                             454        11,622
Talbots Inc. (The)                               390        10,920
RealNetworks Inc./1/                           2,695         9,729
Perot Systems Corp. "A"/1/                       662         6,157
Columbia Sportswear Co./1/                       147         5,104
Advent Software Inc./1/                          418         4,786
Orthodontic Centers of America Inc./1/           431         4,612
Ribapharm Inc./1/                                859         3,866
MKS Instruments Inc./1/                          320         3,494
West Corp./1/                                    161         2,254
TOTAL COMMON STOCKS
  (Cost: $1,037,838,885)                               793,069,566

SHORT TERM INSTRUMENTS - 1.84%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    12,053,013    12,053,013
Dreyfus Money Market Fund                    663,516       663,516
Goldman Sachs Financial Square Prime
  Obligation Fund                            592,924       592,924
Providian Temp Cash Money Market Fund 1,295,278 1,295,278 TOTAL SHORT TERM INSTRUMENTS
  (Cost: $14,604,731)                                   14,604,731

TOTAL INVESTMENTS IN SECURITIES - 101.65%
  (Cost $1,052,443,616)                                807,674,297
Other Assets, Less Liabilities - (1.65%)               (13,078,445)
                                                      ------------
NET ASSETS - 100.00%                                  $794,595,852
                                                      ============

/1/  Non-income earning securities.

See notes to financial Statements.

40                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
COMMON STOCKS - 99.79%
Smucker (J.M.) Co. (The)                       188,595  $    6,921,436
Corinthian Colleges Inc./1/                    160,500       6,057,270
Techne Corp./1/                                176,394       5,783,959
Healthcare Realty Trust Inc.                   177,792       5,529,331
Worthington Industries Inc.                    285,309       5,335,278
AGL Resources Inc.                             237,202       5,239,792
Regis Corp.                                    183,580       5,193,478
Covance Inc./1/                                264,039       5,167,243
Payless ShoeSource Inc./1/                      95,419       5,153,580
Overture Services Inc./1/                      216,413       5,100,854
Hilb Rogal & Hamilton Co.                      121,135       4,996,819
Scios Inc./1/                                  196,335       4,996,726
WGL Holdings Inc.                              206,066       4,927,038
Interstate Bakeries Corp.                      184,856       4,911,624
Neurocrine Biosciences Inc./1/                 119,447       4,897,327
Pan Pacific Retail Properties Inc.             141,265       4,870,817
Crompton Corp.                                 481,683       4,840,914
Realty Income Corp.                            141,419       4,829,459
Stericycle Inc./1/                             142,359       4,828,817
Carlisle Companies Inc.                        128,831       4,725,521
WPS Resources Corp.                            133,131       4,718,163
Community First Bankshares Inc.                169,144       4,715,735
Kennametal Inc.                                146,174       4,695,109
Take-Two Interactive Software Inc./1/          160,199       4,645,771
Piedmont Natural Gas Co.                       130,543       4,630,360
DQE Inc.                                       303,365       4,550,475
Shurgard Storage Centers Inc. "A"              143,072       4,523,937
HRPT Properties Trust                          546,577       4,509,260
Health Care REIT Inc.                          164,870       4,509,194
United Bancshares Inc.                         155,201       4,502,381
Corporate Executive Board Co. (The)/1/         156,843       4,477,868
Federal Realty Investment Trust                162,787       4,395,249
Southwest Bancorp of Texas Inc./1/             119,908       4,365,850
Service Corp. International/1/               1,246,659       4,363,307
Amylin Pharmaceuticals Inc./1/                 259,937       4,320,153
AnnTaylor Stores Corp./1/                      186,639       4,298,296
ONEOK Inc.                                     227,349       4,296,896
Macerich Co. (The)                             138,367       4,286,610
CACI International Inc. "A"/1/                 120,511       4,272,115
Roper Industries Inc.                          123,526       4,261,647
Superior Industries International Inc.          90,270       4,249,912
Arbitron Inc./1/                               124,559       4,247,462
UGI Corp.                                      116,820       4,246,407
Imation Corp./1/                               148,772       4,214,711
Commercial Federal Corp.                       192,219       4,184,608
IDEXX Laboratories Inc./1/                     135,138       4,182,251
Respironics Inc./1/                            130,010       4,161,620
Corn Products International Inc.               143,091       4,113,866
Waste Connections Inc./1/                      117,438       4,085,668
AMETEK Inc.                                    140,152       4,081,226
Apria Healthcare Group Inc./1/                 173,037       4,076,752
Staten Island Bancorp Inc.                     233,965       4,070,991
Pacific Capital Bancorp                        148,376       4,029,595
Chelsea Property Group Inc.                    117,769       3,974,704
Chesapeake Energy Corp.                        601,413       3,969,326
Washington Real Estate Investment Trust        156,177       3,963,772
Claire's Stores Inc.                           179,469       3,912,424
Sensient Technologies Corp.                    184,754       3,903,852
Universal Corp.                                111,183       3,899,188
Transkaryotic Therapies Inc./1/                118,494       3,865,037
Cree Inc./1/                                   308,873       3,860,912
Alexander & Baldwin Inc.                       173,185       3,853,366
Western Digital Corp./1/                       815,067       3,830,815
Blyth Inc.                                     137,075       3,824,392
Invacare Corp.                                 111,653       3,824,115
Great Lakes Chemical Corp.                     158,609       3,809,788
Prentiss Properties Trust                      130,456       3,775,397
Banta Corp.                                    106,269       3,772,549
Atmos Energy Corp.                             175,218       3,767,187
New Jersey Resources Corp.                     114,323       3,761,227
International Bancshares Corp.                  96,286       3,744,563

Schedules of Investments                                                      41
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Chittenden Corp.                               125,945  $    3,727,972
Energen Corp.                                  145,868       3,691,919
Cytec Industries Inc./1/                       168,171       3,691,353
ResMed Inc./1/                                 128,962       3,688,313
Post Properties Inc.                           141,868       3,685,731
Tupperware Corp.                               220,235       3,660,306
Yellow Corp./1/                                123,054       3,631,077
Susquehanna Bancshares Inc.                    167,082       3,617,325
South Financial Group Inc. (The)               170,885       3,603,965
First Bancorp                                   94,181       3,590,180
Oshkosh Truck Corp.                             63,624       3,588,394
Home Properties of New York Inc.               110,196       3,581,370
Cabot Microelectronics Corp./1/                 96,031       3,576,194
Jack in the Box Inc./1/                        156,506       3,568,337
Sonic Corp./1/                                 154,217       3,562,413
Nationwide Health Properties Inc.              208,440       3,553,902
Federal Signal Corp.                           192,054       3,537,635
Olin Corp.                                     215,506       3,529,984
Crown Cork & Seal Co. Inc./1/                  672,256       3,529,344
Thornbury Mortgage Inc.                        187,452       3,522,223
Bob Evans Farms Inc.                           148,405       3,517,198
Ohio Casualty Corp./1/                         215,682       3,511,303
Enzon Inc./1/                                  182,369       3,508,780
Cambrex Corp.                                   95,295       3,506,856
Province Healthcare Co./1/                     202,809       3,478,166
THQ Inc./1/                                    167,006       3,473,725
InterMune Inc./1/                              105,685       3,468,582
Potlatch Corp.                                 120,444       3,454,334
Varian Inc./1/                                 125,091       3,453,763
Briggs & Stratton Corp.                         91,862       3,448,499
Ventas Inc.                                    257,610       3,439,094
SL Green Realty Corp.                          111,824       3,437,470
Electronics For Imaging Inc./1/                230,055       3,432,421
PacifiCare Health Systems Inc. "A"/1/          147,816       3,413,071
Charming Shoppes Inc./1/                       503,859       3,401,048
Cooper Companies Inc.                           64,608       3,391,920
Intergraph Corp./1/                            198,351       3,389,819
East West Bancorp Inc.                         100,157       3,381,300
ITT Educational Services Inc./1/               180,122       3,380,890
SanDisk Corp./1/                               256,768       3,366,228
Commerce Group Inc.                            103,989       3,365,084
Harland (John H.) Co.                          123,885       3,363,478
Idex Corp.                                     117,461       3,353,512
United Stationers Inc./1/                      127,304       3,348,095
Too Inc./1/                                    143,782       3,347,245
CBL & Associates Properties Inc.                85,883       3,327,966
Harleysville Group Inc.                        125,614       3,297,367
Evergreen Resources Inc./1/                     80,453       3,296,964
American Capital Strategies Ltd.               174,833       3,293,854
FMC Corp./1/                                   126,924       3,277,178
USFreightways Corp.                            114,081       3,271,843
CH Energy Group Inc.                            69,385       3,256,238
Hollywood Entertainment Corp./1/               223,904       3,251,086
Tom Brown Inc./1/                              141,762       3,246,350
TrustCo Bank Corp. NY                          306,623       3,243,458
Key Energy Services Inc./1/                    410,376       3,233,763
CLARCOR Inc.                                   105,316       3,233,201
Novell Inc./1/                               1,538,660       3,231,186
Minerals Technologies Inc.                      86,668       3,212,783
Airgas Inc./1/                                 244,484       3,210,075
Fuller (H.B.) Co.                              120,186       3,196,948
Alexandria Real Estate Equities Inc.            75,171       3,193,264
Standard-Pacific Corp.                         136,343       3,187,699
Arch Coal Inc.                                 192,211       3,181,092
Ferro Corp.                                    137,481       3,175,811
Landstar System Inc./1/                         64,728       3,173,290
LNR Property Corp.                              95,149       3,173,219
Northwest Natural Gas Co.                      107,895       3,167,797
Kansas City Southern Industries Inc./1/        254,987       3,161,839
CAL Dive International Inc./1/                 155,882       3,143,672
Texas Regional Bancshares Inc. "A"              93,763       3,140,123
EMCOR Group Inc./1/                             63,096       3,135,871

42                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Jeffries Group Inc.                             81,984  $    3,128,509
Protein Design Labs Inc.(1)                    376,628       3,126,012
Pediatrix Medical Group Inc.(1)                100,538       3,115,673
FTI Consulting Inc.(1)                          78,234       3,110,584
Southwest Gas Corp.                            139,407       3,101,806
Beazer Homes USA Inc.(1)                        50,644       3,091,816
Mueller Industries Inc.(1)                     119,257       3,088,756
First Commonwealth Financial Corp.             249,101       3,086,361
Charter Municipal Mortgage Acceptance
  Corp.                                        174,626       3,076,910
PNM Resources Inc.                             153,859       3,046,408
UCBH Holdings Inc.                              76,949       3,023,326
Essex Property Trust Inc.                       61,116       3,021,575
Donnelley (R.H.) Corp./1/                      116,159       3,020,134
SEACOR SMIT Inc./1/                             73,659       3,019,282
Longs Drug Stores Corp.                        130,715       3,018,209
American Financial Holdings Inc.                98,969       3,009,647
Werner Enterprises Inc.                        163,216       2,999,910
Lincoln Electric Holding Inc.                  134,809       2,983,458
W Holding Co. Inc.                             183,023       2,983,275
Black Hills Corp.                              113,786       2,980,055
Hughes Supply Inc.                             101,196       2,948,851
Toro Co.                                        52,356       2,945,025
Stone Energy Corp./1/                           90,518       2,941,835
Unit Corp./1/                                  153,052       2,930,946
Brookline Bancorp Inc.                         248,748       2,923,038
Delta & Pine Land Co.                          155,811       2,919,898
M.D.C. Holdings Inc.                            82,145       2,899,719
Patina Oil & Gas Corp.                         101,527       2,893,520
Louisiana-Pacific Corp./1/                     443,726       2,870,907
PolyOne Corp.                                  333,928       2,868,442
Black Box Corp./1/                              85,938       2,853,142
Terex Corp./1/                                 168,578       2,848,968
Gartner Inc. "A"/1/                            350,801       2,841,488
Spinnaker Exploration Co./1/                    98,951       2,839,894
S&T Bancorp Inc.                               112,656       2,836,678
EarthLink Inc./1/                              530,310       2,831,855
St. Mary Land & Exploration Co.                118,035       2,821,037
Linens `N Things Inc./1/                       153,491       2,819,630
Gables Residential Trust                       105,225       2,810,560
G&K Services Inc. "A"                           82,757       2,801,324
La Quinta Corp.                                583,433       2,800,478
Manitowoc Co. Inc. (The)                       102,183       2,794,705
Wallace Computer Services Inc.                 158,055       2,789,671
Alliance Gaming Corp./1/                       179,467       2,774,560
Otter Tail Corp.                               105,239       2,771,995
Perrigo Co./1/                                 259,842       2,762,120
Chemical Financial Corp.                        95,645       2,760,315
Mills Corp.                                     92,734       2,750,490
Fred's Inc.                                     91,837       2,742,069
Anixter International Inc./1/                  132,507       2,729,644
UMB Financial Corp.                             69,843       2,726,671
First Financial Bancorp                        152,891       2,722,989
Matthews International Corp. "A"               116,165       2,714,776
Waypoint Financial Corp.                       160,883       2,712,487
FBR Asset Investment Corp.                      86,595       2,706,960
Ralcorp Holdings Inc./1/                       127,121       2,703,864
Bio-Rad Laboratories Inc. "A"/1/                71,622       2,697,285
Tecumseh Products Co. "A"                       64,194       2,693,580
Pinnacle Systems Inc./1/                       249,169       2,691,025
Georgia Gulf Corp.                             116,615       2,666,985
Mentor Corp.                                    83,638       2,666,379
UICI/1/                                        163,644       2,660,851
Hancock Holding Co.                             56,428       2,650,931
First Citizens BancShares Inc. "A"              25,699       2,649,104
Wolverine World Wide Inc.                      176,386       2,645,790
Sierra Pacific Resources                       433,317       2,643,234
Jones Lang LaSalle Inc./1/                     128,451       2,640,953
Millennium Chemicals Inc.                      266,972       2,637,683
Curtiss Wright Corp.                            44,016       2,631,717
Panera Bread Co. "A"/1/                         97,315       2,627,505
Republic Bancorp Inc.                          201,831       2,623,803
AmSurg Corp./1/                                 86,638       2,613,868
OSI Pharmaceuticals Inc./1/                    153,949       2,612,515
Plantronics Inc./1/                            160,199       2,611,244
Plains Resource Inc./1/                        101,241       2,609,993
Arkansas Best Corp./1/                          90,968       2,609,963

Schedules of Investments                                                      43
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
DRS Technologies Inc./1/                        70,043  $    2,607,000
Pacific Sunwear of California Inc./1/          127,773       2,601,458
Skyworks Solutions Inc./1/                     572,835       2,594,943
Hyperion Solutions Corp./1/                    141,305       2,592,947
LandAmerica Financial Group Inc.                78,758       2,590,351
Thomas & Betts Corp./1/                        183,807       2,589,841
DoubleClick Inc./1/                            503,142       2,586,150
Priority Healthcare Corp. "B"/1/               102,033       2,571,232
Liberty Corp.                                   71,429       2,557,158
Florida Rock Industries Inc.                    83,666       2,556,833
Grey Wolf Inc./1/                              709,489       2,554,160
Cathay Bancorp Inc.                             65,408       2,550,912
Brandywine Realty Trust                        113,114       2,550,721
Technitrol Inc.                                170,029       2,541,934
ADVO Inc./1/                                    80,027       2,540,857
Cabot Oil & Gas Corp. "A"                      117,567       2,527,690
US Oncology Inc./1/                            310,751       2,520,191
American Italian Pasta Co. "A"/1/               70,374       2,511,648
Brady Corp. "A"                                 78,001       2,511,632
Chateau Communities Inc.                        94,933       2,507,181
Commercial Net Lease Realty Inc.               155,335       2,504,000
Christopher & Banks Corp./1/                    99,559       2,500,922
Western Gas Resources Inc.                      79,972       2,499,125
Trinity Industries Inc.                        151,747       2,497,756
Pep Boys-Manny, Moe & Jack Inc.                203,772       2,496,207
Trimeris Inc./1/                                56,109       2,492,362
MAF Bancorp Inc.                                80,578       2,489,860
Station Casinos Inc./1/                        146,176       2,486,454
Oceaneering International Inc./1/               97,639       2,484,913
Nautilus Group Inc. (The)/1/                   126,911       2,474,755
Wilson Greatbatch Technologies Inc./1/          88,814       2,469,029
Baldor Electric Co.                            129,083       2,465,485
Iomega Corp./1/                                230,048       2,459,213
Boyd Gaming Corp./1/                           131,718       2,459,175
Kellwood Co.                                   107,301       2,452,901
CVB Financial Corp.                            111,755       2,451,905
Kilroy Realty Corp.                            103,055       2,443,434
NetIQ Corp./1/                                 167,699       2,431,636
Penn National Gaming Inc./1/                   128,770       2,431,178
Argosy Gaming Co./1/                           105,654       2,425,816
FelCor Lodging Trust Inc.                      188,653       2,420,418
Hot Topic Inc./1/                              133,931       2,414,776
Lennox International Inc.                      181,169       2,396,866
Westar Energy Inc.                             237,429       2,388,536
Selective Insurance Group Inc.                 109,643       2,382,542
Coinstar Inc./1/                                92,302       2,379,546
Heartland Express Inc./1/                      126,406       2,368,848
El Paso Electric Co./1/                        198,615       2,359,546
Avocent Corp./1/                               176,301       2,358,907
Chiquita Brands International Inc./1/          152,333       2,353,545
Glimcher Realty Trust                          125,442       2,350,783
FactSet Research Systems Inc.                   88,316       2,344,790
Kaydon Corp.                                   116,620       2,337,065
Teledyne Technologies Inc./1/                  128,654       2,336,357
Syncor International Corp./1/                   72,755       2,336,163
SangStat Medical Corp./1/                      111,932       2,334,902
Airborne Inc.                                  205,006       2,324,768
Solutia Inc.                                   444,639       2,321,016
Cleco Corp.                                    172,165       2,319,063
Applera Corp. - Celera Genomics Group/1/       291,230       2,315,278
Sun Communities Inc.                            63,040       2,313,568
Price Communications Corp./1/                  204,462       2,310,421
MPS Group Inc./1/                              398,151       2,309,276
CONMED Corp./1/                                114,402       2,305,200
AMCORE Financial Inc.                          104,739       2,300,068
Nu Skin Enterprises Inc. "A"                   187,551       2,288,122
Ryan's Family Steak Houses Inc./1/             187,997       2,287,924
CV Therapeutics Inc./1/                        109,401       2,287,575
Modine Manufacturing Co.                       120,200       2,286,204
Red Hat Inc./1/                                480,271       2,281,287
Florida East Coast Industries Inc.              96,621       2,280,256
Avista Corp.                                   202,660       2,269,792

44                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Capital Automotive                              90,714  $    2,266,036
Thor Industries Inc.                            64,905       2,256,098
ABM Industries Inc.                            159,920       2,254,872
NBTY Inc./1/                                   173,620       2,253,588
Sybron Dental Specialties Inc./1/              161,046       2,253,034
NPS Pharmaceuticals Inc./1/                    109,503       2,252,258
Lattice Semiconductor Corp./1/                 361,938       2,251,254
Granite Construction Inc.                      136,154       2,243,818
Nordson Corp.                                   94,409       2,241,270
Coherent Inc./1/                               122,555       2,236,629
Vintage Petroleum Inc.                         206,040       2,225,232
Credence Systems Corp./1/                      256,705       2,223,065
Hunt (J.B.) Transport Services Inc./1/          94,388       2,222,837
Macrovision Corp./1/                           181,390       2,218,400
Flir Systems Inc./1/                            63,395       2,218,191
Horace Mann Educators Corp.                    150,659       2,214,687
Maxtor Corp./1/                                845,178       2,205,915
Anthracite Capital Inc.                        195,043       2,203,986
Cost Plus Inc./1/                               81,923       2,199,633
Reliance Steel & Aluminum Co.                  100,584       2,197,760
MacDermid Inc.                                 109,924       2,192,984
Choice Hotels International Inc./1/             94,810       2,191,059
NBT Bancorp Inc.                               126,830       2,190,354
Provident Bankshares Corp.                     101,296       2,185,968
Journal Register Co./1/                        115,522       2,177,590
Colonial Properties Trust                       60,146       2,176,082
First Charter Corp.                            130,743       2,166,412
Mercury Computer Systems Inc./1/                91,786       2,166,150
Senior Housing Properties Trust                192,885       2,164,170
Texas Industries Inc.                           89,072       2,162,668
Schulman (A.) Inc.                             124,789       2,162,593
Net.B@nk Inc./1/                               207,442       2,159,471
USEC Inc.                                      344,603       2,157,215
WesBanco Inc.                                   90,383       2,152,019
Acuity Brands Inc.                             175,476       2,151,336
Abgenix Inc./1/                                331,420       2,150,916
Hovnanian Enterprises Inc. "A"/1/               63,574       2,148,801
Pharmaceutical Resources Inc./1/                76,533       2,141,393
Varian Semiconductor Equipment
  Associates Inc./1/                           130,093       2,138,729
Flowers Foods Inc./1/                           93,689       2,129,551
NDCHealth Corp.                                136,615       2,124,363
Identix Inc./1/                                355,835       2,117,218
American Management Systems Inc./1/            166,068       2,114,046
Sterling Bancshares Inc.                       161,685       2,113,223
United Defense Industries Inc./1/               89,493       2,112,035
National Penn Bancshares Inc.                   75,486       2,110,589
Philadelphia Consolidated Holding
  Corp./1/                                      71,413       2,106,684
Landry's Restaurants Inc.                       93,003       2,100,938
Quanex Corp.                                    60,241       2,090,363
Stewart Enterprises Inc. "A"/1/                408,968       2,085,737
SCP Pool Corp./1/                               75,964       2,082,173
Libbey Inc.                                     65,207       2,077,495
Owens & Minor Inc.                             144,595       2,066,263
Seacoast Financial Services Corp.              102,803       2,063,256
Kronos Inc./1/                                  83,478       2,056,063
Engineered Support Systems Inc.                 36,039       2,055,665
Wabtec Corp.                                   145,422       2,047,542
Silicon Laboratories Inc./1/                   111,524       2,044,235
CUNO Inc./1/                                    66,083       2,038,661
Benchmark Electronics Inc./1/                   96,532       2,031,999
Delphi Financial Group Inc. "A"                 55,754       2,030,561
Monaco Coach Corp./1/                          101,340       2,029,840
Dime Community Bancshares                       94,665       2,027,724
Axcelis Technologies Inc./1/                   415,340       2,026,859
IGEN International Inc./1/                      67,674       2,022,099
IHOP Corp./1/                                   83,853       2,020,857
Ruddick Corp.                                  132,942       2,019,389
Winnebago Industries Inc.                       51,009       2,016,386
PSS World Medical Inc./1/                      302,196       2,009,603
Ascential Software Corp./1/                  1,080,868       2,008,253

Schedules of Investments                                                      45
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Smith (A.O.) Corp. "B"                          70,635  $    2,007,447
InterDigital Communications Corp./1/           230,662       2,006,759
Trust Co. of New Jersey (The)                   78,851       2,006,758
Borland Software Corp./1/                      257,221       2,003,752
Foundry Networks Inc./1/                       364,981       2,000,096
Hollinger International Inc.                   219,918       1,999,055
ProQuest Co./1/                                 65,822       1,997,698
OfficeMax Inc./1/                              488,546       1,993,268
Parametric Technology Corp./1/               1,106,672       1,992,010
Cognizant Technology Solutions Corp./1/         34,607       1,988,864
Impac Mortgage Holdings Inc.                   178,367       1,988,792
Internet Security Systems Inc./1/              161,411       1,988,584
P.F. Chang's China Bistro Inc./1/               68,498       1,988,497
Kimball International Inc. "B"                 143,656       1,985,326
Cognex Corp./1/                                142,532       1,982,620
Yankee Candle Co. Inc. (The)/1/                114,887       1,972,610
TriQuint Semiconductor Inc./1/                 557,600       1,968,328
Harleysville National Corp.                     81,257       1,961,544
Paxar Corp./1/                                 134,800       1,959,992
Rare Hospitality International Inc./1/          83,688       1,959,973
WD-40 Co.                                       67,715       1,956,964
Isis Pharmaceuticals Inc./1/                   197,869       1,950,988
Genesis Health Ventures Inc./1/                118,661       1,950,787
Simpson Manufacturing Co. Inc./1/               62,010       1,946,494
Southern Union Co./1/                          171,970       1,943,261
Documentum Inc./1/                             167,772       1,937,767
Men's Wearhouse Inc. (The)/1/                  130,519       1,918,629
Aztar Corp./1/                                 145,184       1,917,881
Cross Country Inc./1/                          136,820       1,915,480
Regeneron Pharmaceuticals Inc./1/              141,741       1,913,504
Exar Corp./1/                                  165,645       1,913,200
First Financial Bankshares Inc.                 52,363       1,908,108
Casey's General Store Inc.                     165,091       1,906,801
Albany International Corp. "A"                 100,377       1,905,155
Heritage Property Investment Trust Inc.         76,324       1,905,047
Dionex Corp./1/                                 74,109       1,894,226
Sandy Spring Bancorp Inc.                       61,495       1,894,046
FirstFed Financial Corp./1/                     73,201       1,884,926
Crown Castle International Corp./1/            867,823       1,883,176
Digital Insight Corp./1/                       119,779       1,882,926
VISX Inc./1/                                   203,809       1,881,157
PRG-Schultz International Inc./1/              151,228       1,872,203
Alabama National Bancorp                        41,316       1,870,788
Grey Global Group Inc.                           3,169       1,869,710
Laclede Group Inc. (The)                        80,098       1,866,283
Quiksilver Inc./1/                              82,564       1,865,121
United Natural Foods Inc./1/                    80,712       1,858,797
Dycom Industries Inc./1/                       202,795       1,857,602
Strayer Education Inc.                          31,201       1,856,147
Adolor Corp./1/                                132,350       1,855,547
eFunds Corp./1/                                197,694       1,854,567
Harbor Florida Bancshares Inc.                  90,383       1,848,332
Sierra Health Services Inc./1/                 103,016       1,848,107
Wellman Inc.                                   135,219       1,845,739
City Holding Co.                                71,669       1,844,760
UniSource Energy Corp.                         120,937       1,844,289
DSP Group Inc./1/                              114,709       1,842,112
Tredegar Corp.                                 109,929       1,841,311
Tractor Supply Co./1/                           57,886       1,839,617
Extreme Networks Inc./1/                       436,839       1,839,092
Dress Barn Inc./1/                             118,163       1,838,616
Sylvan Learning Systems Inc./1/                134,340       1,837,771
Stage Stores Inc./1/                            84,701       1,837,165
Commercial Metals Co.                          102,345       1,834,022
Roadway Corp.                                   49,925       1,831,249
Alkermes Inc./1/                               231,397       1,825,722
KV Pharmaceuticals Co./1/                       96,578       1,825,324
Palm Inc./1/                                 2,458,110       1,819,001
Summit Properties Inc.                          93,762       1,818,983
Genlyte Group Inc. (The)/1/                     51,294       1,818,372
Newport Corp./1/                               160,780       1,813,598
Kroll Inc./1/                                   91,412       1,812,700
Cornerstone Realty Income Trust Inc.           203,548       1,811,577
Haemonetics Corp./1/                            76,330       1,811,311

46                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Alfa Corp.                                     147,785  $    1,810,366
Alaska Air Group Inc./1/                       102,206       1,809,046
Moog Inc. "A"/1/                                63,984       1,808,188
Anchor BanCorp Wisconsin Inc.                   89,410       1,806,082
UIL Holdings Corp.                              50,820       1,801,569
SurModics Inc./1/                               56,511       1,795,354
Unizan Financial Corp.                          93,544       1,793,987
Sinclair Broadcast Group Inc. "A"/1/           130,505       1,787,919
Kirby Corp./1/                                  79,032       1,787,704
JDN Realty Corp.                               147,751       1,784,832
Wintrust Financial Corp.                        62,261       1,783,778
Pacific Northwest Bancorp                       65,403       1,780,924
Woodward Governor Co.                           37,568       1,780,648
AmeriPath Inc./1/                              119,484       1,780,312
Group 1 Automotive Inc./1/                      79,531       1,777,518
Kindred Healthcare Inc./1/                      47,882       1,773,070
Steel Dynamics Inc./1/                         135,331       1,771,483
Ionics Inc./1/                                  74,393       1,771,297
Standard Register Co. (The)                     73,673       1,768,152
Gaylord Entertainment Co. "A"/1/                93,397       1,767,071
Connecticut Bankshares Inc.                     47,716       1,766,923
Insight Enterprises Inc./1/                    173,871       1,764,791
MGE Energy Inc.                                 68,774       1,764,741
Overseas Shipholding Group Inc.                115,416       1,763,556
Spherion Corp./1/                              249,673       1,760,195
Tower Automotive Inc./1/                       261,085       1,749,270
GrafTech International Ltd./1/                 240,980       1,747,105
Frontier Financial Corp.                        68,379       1,742,297
Manufactured Home Communities Inc.              54,516       1,737,970
Hutchinson Technology Inc./1/                  107,522       1,736,480
Boston Private Financial Holdings Inc.          81,516       1,736,291
Taubman Centers Inc.                           121,808       1,733,328
BARRA Inc./1/                                   63,412       1,732,416
Electro Scientific Industries Inc./1/          116,656       1,730,008
Anteon International Corp./1/                   63,575       1,727,968
American Medical Systems Holdings
  Inc./1/                                       82,788       1,717,851
Massey Energy Co.                              266,209       1,717,048
United Community Banks Inc.                     70,358       1,709,699
Fossil Inc./1/                                  85,135       1,706,947
RehabCare Group Inc./1/                         73,714       1,705,005
Watson Wyatt & Co. Holdings/1/                  85,206       1,704,120
DIANON Systems Inc./1/                          36,006       1,703,444
Jo-Ann Stores Inc./1/                           60,733       1,702,953
Viasys Healthcare Inc./1/                      110,537       1,702,270
Hanover Compressor Co./1/                      204,835       1,700,130
Tekelec/1/                                     196,922       1,699,437
Action Performance Companies Inc./1/            66,102       1,698,821
W-H Energy Services Inc./1/                     98,197       1,698,808
Tetra Tech Inc./1/                             212,402       1,697,092
ImClone Systems Inc./1/                        216,937       1,692,109
Checkpoint Systems Inc./1/                     136,461       1,685,293
American States Water Co.                       64,177       1,682,721
Keane Inc./1/                                  249,149       1,681,756
Ocular Sciences Inc./1/                         71,985       1,681,570
Cell Genesys Inc./1/                           139,486       1,680,806
PMA Capital Corp. "A"                          111,982       1,679,730
Regal-Beloit Corp.                              98,059       1,677,789
Mid-State Bancshares                           102,192       1,675,949
IRT Property Co.                               142,452       1,673,811
Corrections Corp. of America/1/                118,880       1,670,264
Sterling Financial Corp. (Pennsylvania)         71,570       1,669,728
Corus Bankshares Inc.                           38,102       1,669,249
Pure Resources Inc./1/                          74,195       1,661,968
Triumph Group Inc./1/                           59,355       1,661,940
Dollar Thrifty Automotive Group Inc./1/        103,534       1,661,721
South Jersey Industries Inc.                    50,867       1,661,316
Rayovac Corp./1/                               135,948       1,658,566
Unilab Corp./1/                                 79,058       1,657,846
Gymboree Corp./1/                              101,380       1,653,508
SureWest Communications                         56,306       1,648,077

Schedules of Investments                                                      47
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Independent Bank Corp. (Michigan)               49,755  $    1,646,891
Plexus Corp./1/                                177,831       1,644,937
Brooks-PRI Automation Inc./1/                  143,459       1,642,606
ESCO Technologies Inc./1/                       50,719       1,638,224
ICU Medical Inc./1/                             44,797       1,635,986
Itron Inc./1/                                   88,883       1,634,558
Thoratec Labs Corp./1/                         208,472       1,634,420
MICROS Systems Inc./1/                          70,341       1,631,208
MAXIMUS Inc./1/                                 72,806       1,630,854
Sunrise Assisted Living Inc./1/                 75,573       1,621,041
ATMI Inc./1/                                   114,916       1,620,316
Insight Communications Co. Inc./1/             175,170       1,616,819
C&D Technologies Inc.                          110,171       1,615,107
Sovran Self Storage Inc.                        53,064       1,614,207
M/I Schottenstein Homes Inc.                    51,218       1,613,367
EGL Inc./1/                                    146,322       1,611,005
S1 Corp./1/                                    300,528       1,610,830
Progress Software Corp./1/                     133,023       1,609,578
Broadwing Inc./1/                              812,538       1,608,825
MB Financial Inc.                               47,952       1,606,392
Entertainment Properties Trust                  72,643       1,605,410
Commonwealth Telephone Enterprises
  Inc./1/                                       46,092       1,602,619
Suffolk Bancorp                                 49,738       1,601,564
Myriad Genetics Inc./1/                        100,911       1,598,430
Empire District Electric Co. (The)              94,460       1,596,374
Lexington Corp. Properties Trust                99,130       1,595,993
Atlantic Coast Airlines Holdings Inc./1/       172,278       1,593,571
ShopKo Stores Inc./1/                          122,007       1,593,411
BankAtlantic Bancorp Inc. "A"                  176,695       1,586,721
Cyberonics Inc./1/                              92,157       1,586,022
Sycamore Networks Inc./1/                      674,730       1,585,616
Papa John's International Inc./1/               54,307       1,581,963
Pulitzer Inc.                                   37,934       1,579,951
Argonaut Group Inc.                             91,501       1,578,392
Knight Transportation Inc./1/                  101,464       1,572,692
Invision Technologies Inc./1/                   49,108       1,571,947
Prime Hospitality Corp./1/                     191,326       1,568,873
School Specialty Inc./1/                        62,708       1,568,327
Rogers Corp./1/                                 67,077       1,566,248
Weis Markets Inc.                               46,765       1,565,692
Inter-Tel Inc.                                  76,747       1,561,801
Hudson River Bancorp Inc.                       64,653       1,561,370
New Century Financial Corp.                     66,724       1,561,342
Nortek Inc./1/                                  36,052       1,559,970
Kelly Services Inc. "A"                         71,721       1,554,194
Nextel Partners Inc. "A"/1/                    286,923       1,543,646
First Financial Holdings Inc.                   57,023       1,543,613
Pennsylvania Real Estate Investment
  Trust                                         59,765       1,539,546
Russell Corp.                                  102,643       1,538,619
Sepracor Inc./1/                               293,440       1,537,626
Financial Federal Corp./1/                      48,262       1,537,145
Rambus Inc./1/                                 354,120       1,536,881
ProAssurance Corp./1/                           90,856       1,535,466
Stewart Information Services Corp./1/           71,833       1,533,635
Glacier Bancorp Inc.                            67,219       1,531,249
California Water Service Group                  59,721       1,524,677
Bedford Property Investors Inc.                 61,456       1,521,651
EastGroup Properties Inc.                       61,471       1,521,407
Thomas Industries Inc.                          61,337       1,521,158
Joy Global Inc./1/                             183,089       1,519,639
First Merchants Corp.                           61,511       1,519,322
Ariba Inc./1/                                1,121,027       1,513,386
Entegris Inc./1/                               194,644       1,512,384
CIMA Labs Inc./1/                               60,099       1,511,490
CSK Auto Corp./1/                              120,904       1,508,882
Odyssey Healthcare Inc./1/                      50,360       1,508,282
Bay View Capital Corp./1/                      265,922       1,507,778
Arch Chemicals Inc.                             85,044       1,506,980
Lone Star Steakhouse & Saloon Inc.              71,790       1,506,872
Longview Fibre Co.                             216,704       1,503,926
Armor Holdings Inc./1/                         100,220       1,502,298
MFA Mortgage Investments Inc.                  184,512       1,494,547

48                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Albany Molecular Research Inc./1/               87,751  $    1,494,400
OshKosh B'Gosh Inc. "A"                         43,489       1,494,282
Central Parking Corp.                           73,984       1,490,038
Ligand Pharmaceuticals Inc. "B"/1/             219,064       1,489,635
Mid-America Apartment Communities Inc.          59,730       1,487,874
Meristar Hospitality Corp.                     172,997       1,486,044
CommScope Inc./1/                              218,805       1,483,498
Quest Software Inc./1/                         157,440       1,479,936
Commonwealth Bancorp Inc.                       32,111       1,477,106
FEI Co./1/                                     102,202       1,476,819
National Health Investors Inc.                  96,801       1,476,215
Duane Reade Inc./1/                             91,976       1,471,616
Esterline Technologies Corp./1/                 88,017       1,464,603
NCI Building Systems Inc./1/                    77,851       1,463,599
FileNET Corp./1/                               141,212       1,461,544
Hain Celestial Group Inc./1/                    99,623       1,459,477
McDATA Corp. "A"/1/                            268,376       1,457,282
Ameritrade Holding Corp./1/                    390,099       1,455,069
EDO Corp.                                       64,875       1,453,849
Headwaters Inc./1/                             105,055       1,451,860
PS Business Parks Inc.                          42,494       1,444,796
NUI Corp.                                       66,855       1,444,068
BankUnited Financial Corp. "A"/1/               90,439       1,442,502
JLG Industries Inc.                            178,800       1,439,340
United National Bancorp                         69,737       1,435,187
Lone Star Technologies Inc./1/                 121,085       1,434,857
Actuant Corp. "A"/1/                            38,880       1,434,672
Community Bank System Inc.                      48,216       1,428,640
RLI Corp.                                       26,582       1,426,124
Veritas DGC Inc./1/                            131,729       1,423,990
First Sentinel Bancorp Inc.                    105,108       1,422,111
Bowne & Co. Inc.                               142,112       1,421,120
Offshore Logistics Inc./1/                      79,006       1,418,948
First Federal Capital Corp.                     72,905       1,416,544
Wausau-Mosinee Paper Corp.                     153,753       1,416,065
Maverick Tube Corp./1/                         159,627       1,415,891
United Surgical Partners
  International Inc./1/                         64,168       1,413,621
Biosite Inc./1/                                 48,702       1,411,871
Hooper Holmes Inc.                             227,101       1,408,026
First Financial Corp.                           29,003       1,405,195
ElkCorp                                         82,289       1,404,673
Shuffle Master Inc./1/                          75,403       1,403,250
Enzo Biochem Inc./1/                            97,859       1,399,384
Walter Industries Inc.                         113,894       1,398,618
CARBO Ceramics Inc.                             39,023       1,398,584
Littelfuse Inc./1/                              83,040       1,396,733
Umpqua Holdings Corp.                           84,772       1,392,804
Apex Mortgage Capital Inc.                     123,849       1,385,870
Martek Biosciences Corp./1/                     84,541       1,384,782
California Pizza Kitchen Inc./1/                60,145       1,383,936
Aaron Rents Inc. "B"                            60,133       1,383,059
CPB Inc.                                        29,881       1,379,606
Applied Industrial Technologies Inc.            81,383       1,379,442
Insituform Technologies Inc. "A"/1/             96,109       1,379,068
Frontier Oil Corp.                             110,650       1,372,060
AMERIGROUP Corp./1/                             40,829       1,370,221
R&G Financial Corp. "B"                         62,719       1,368,529
RAIT Investment Trust                           66,406       1,367,964
Datascope Corp.                                 50,511       1,366,828
Koger Equity Inc.                               80,904       1,366,469
Burlington Coat Factory Warehouse Corp.         75,797       1,364,346
Speedway Motorsports Inc./1/                    57,806       1,361,331
Topps Co. (The)/1/                             157,404       1,356,822
Mentor Graphics Corp./1/                       277,516       1,354,278
Telik Inc./1/                                  109,351       1,353,765
Glenborough Realty Trust Inc.                   66,618       1,352,345
Bandag Inc.                                     44,236       1,349,198
CIBER Inc./1/                                  232,184       1,348,989
Tompkins Trustco Inc.                           31,439       1,348,733
Schweitzer-Mauduit International Inc.           63,106       1,347,313
F&M Bancorp                                     42,548       1,344,517
Photon Dynamics Inc./1/                         72,114       1,343,484

Schedules of Investments                                                      49
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Greif Brothers Corp. "A"                        54,779  $    1,342,085
Superior Energy Services Inc./1/               206,237       1,340,541
ADTRAN Inc./1/                                  85,882       1,339,759
Houston Exploration Co./1/                      42,948       1,337,830
Valmont Industries Inc.                         57,213       1,335,924
ChemFirst Inc.                                  46,405       1,334,608
Stride Rite Corp.                              168,556       1,333,278
Sotheby's Holdings Inc. "A"/1/                 190,463       1,333,241
Brown Shoe Co. Inc.                             74,440       1,332,476
PFF Bancorp Inc.                                48,061       1,332,251
Unifi Inc./1/                                  212,401       1,331,754
Jill (J.) Group Inc. (The)/1/                   76,395       1,330,801
Methode Electronics Inc. "A"                   144,875       1,329,953
Sequa Corp. "A"/1/                              25,501       1,328,602
RFS Hotel Investors Inc.                       120,777       1,327,339
Jarden Corp./1/                                 48,863       1,326,630
GenCorp. Inc.                                  131,903       1,325,625
Meritage Corp./1/                               37,386       1,325,334
Incyte Genomics Inc./1/                        285,191       1,323,286
AMLI Residential Properties Trust               59,842       1,321,311
Spartech Corp.                                  62,417       1,320,744
Imagistics International Inc./1/                76,084       1,320,057
SOURCECORP Inc./1/                              64,662       1,319,751
Saxon Capital Inc./1/                          119,177       1,319,289
Apogee Enterprises Inc.                        120,257       1,315,612
Therasense Inc./1/                              94,094       1,313,552
CDI Corp./1/                                    50,209       1,312,965
Lance Inc.                                     102,941       1,312,498
International Multifoods Corp./1/               66,963       1,312,475
WMS Industries Inc./1/                          92,857       1,309,284
Mine Safety Appliances Co.                      33,304       1,305,184
Community Trust Bancorp Inc.                    48,489       1,304,354
Southwestern Energy Co./1/                     108,623       1,303,476
Hanger Orthopedic Group Inc./1/                 81,918       1,302,496
Power Integrations Inc./1/                     106,828       1,302,233
SPS Technologies Inc./1/                        52,125       1,299,476
Bally Total Fitness Holding Corp./1/           130,925       1,297,467
Knight Trading Group Inc./1/                   345,396       1,295,235
Belden Inc.                                     96,095       1,289,595
Silicon Storage Technology Inc./1/             328,316       1,283,716
Aeroflex Inc./1/                               254,554       1,282,952
Atrix Laboratories Inc./1/                      86,665       1,282,642
Hecla Mining/1/                                358,611       1,280,241
Chemed Corp.                                    41,553       1,278,586
Town & Country Trust (The)                      60,756       1,277,699
Triarc Companies Inc./1/                        56,276       1,276,902
TIBCO Software Inc./1/                         340,224       1,275,840
Arrow International Inc.                        39,520       1,271,358
Redwood Trust Inc.                              46,476       1,270,189
Advanced Digital Information Corp./1/          264,237       1,268,338
Wright Medical Group Inc./1/                    66,287       1,261,442
Presidential Life Corp.                         87,531       1,260,446
Per-Se Technologies Inc./1/                    127,522       1,259,917
Zoran Corp./1/                                 114,528       1,259,808
O'Charley's Inc./1/                             67,127       1,258,027
Korn/Ferry International/1/                    160,238       1,256,266
Advanced Neuromodulation Systems Inc./1/        37,700       1,254,656
Russ Berrie & Co. Inc.                          41,796       1,254,298
First Niagara Financial Group Inc.              39,544       1,249,195
MCG Capital Corp.                               94,772       1,249,095
Getty Realty Corp.                              65,438       1,248,557
Integra LifeSciences Holdings Corp./1/          78,503       1,247,413
Westport Resources Corp./1/                     67,897       1,242,515
Investors Real Estate Trust                    117,187       1,241,010
Mississippi Valley Bancshares Inc.              24,889       1,239,970
Silgan Holdings Inc./1/                         43,456       1,235,889
Scientific Games Corp. "A"/1/                  184,340       1,235,262
Boca Resorts Inc. "A"/1/                       121,058       1,234,792
Tennant Co.                                     38,150       1,234,153
Trammell Crow Co./1/                           124,914       1,231,652
Phillips-Van Heusen Corp.                       97,738       1,231,499
Serologicals Corp./1/                           91,594       1,226,444
Hydril Co./1/                                   49,145       1,222,728
AFC Enterprises Inc./1/                         60,541       1,222,323

50                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Mediacom Communications Corp./1/               227,504  $    1,221,696
Gold Bancorp Inc.                              125,520       1,217,544
Quantum DLT & Storage Group/1/                 550,330       1,216,229
Farmer Brothers Co.                              3,738       1,214,857
Remington Oil & Gas Corp./1/                    86,160       1,214,856
Fremont General Corp.                          247,618       1,213,328
Corixa Corp./1/                                191,346       1,211,220
Park Electrochemical Corp.                      72,382       1,208,779
Newpark Resources Inc./1/                      304,850       1,207,206
Connetics Corp./1/                             129,912       1,201,686
Universal Health Realty Income Trust            46,307       1,201,667
Alpharma Inc. "A"                              125,118       1,201,133
Robert Mondavi Corp. (The) "A"/1/               39,425       1,200,886
Fidelity Bankshares Inc.                        67,022       1,199,694
Bright Horizons Family Solutions Inc./1/        42,920       1,198,756
GlobeSpanVirata Inc./1/                        506,593       1,195,559
Griffon Corp./1/                               112,198       1,194,909
ScanSource Inc./1/                              20,567       1,193,914
Berry Petroleum Co. "A"                         70,079       1,190,642
West Pharmaceutical Services Inc.               55,541       1,189,688
Mid Atlantic Realty Trust                       73,927       1,185,050
InFocus Corp./1/                               155,399       1,184,140
Flagstar Bancorp Inc.                           57,164       1,183,295
Stewart & Stevenson Services Inc.              120,775       1,182,750
U.S. Restaurant Properties Inc.                 82,980       1,182,465
Omega Financial Corp.                           35,008       1,181,520
Integra Bank Corp.                              65,534       1,180,923
Odyssey Re Holdings Corp.                       71,056       1,180,240
Analogic Corp.                                  28,160       1,179,622
Inhale Therapeutic Systems Inc./1/             234,224       1,177,678
Genesco Inc./1/                                 85,308       1,177,250
Electronics Boutique Holdings Corp./1/          42,845       1,176,095
Cato Corp. "A"                                  61,927       1,175,374
United Community Financial Corp.               132,633       1,173,802
ExpressJet Holdings Inc./1/                    127,347       1,171,592
Pre-Paid Legal Services Inc./1/                 58,856       1,170,057
Saga Communications Inc./1/                     63,229       1,169,737
Global Industries Ltd./1/                      282,571       1,167,018
Pathmark Stores Inc./1/                        127,542       1,167,009
Heidrick & Struggles International
  Inc./1/                                       76,784       1,166,349
Anworth Mortgage Asset Corp.                    95,579       1,165,108
Kaman Corp. "A"                                 95,058       1,164,461
Resources Connection Inc./1/                    80,774       1,163,953
Triad Guaranty Inc./1/                          33,405       1,163,162
INAMED Corp./1/                                 50,551       1,162,673
Rollins Inc.                                    59,864       1,161,362
Hancock Fabrics Inc.                            71,863       1,160,587
Franklin Electric Co. Inc.                      27,138       1,160,149
Tier Technologies Inc. "B"/1/                   61,268       1,159,191
Veeco Instruments Inc./1/                      107,268       1,158,494
Kramont Realty Trust                            78,089       1,155,717
DuPont Photomasks Inc./1/                       50,591       1,152,463
Cable Design Technologies Corp./1/             188,135       1,151,386
PracticeWorks Inc./1/                           66,371       1,148,218
VitalWorks Inc./1/                             157,768       1,146,973
Landauer Inc.                                   34,582       1,146,393
Right Management Consultants Inc./1/            46,494       1,145,612
Genta Inc./1/                                  178,160       1,143,787
Vector Group Ltd.                               90,699       1,141,900
Oriental Financial Group Inc.                   51,606       1,135,332
NorthWestern Corp.                             116,237       1,134,473
Universal Compression Holdings Inc./1/          69,930       1,132,866
Photronics Inc./1/                             111,978       1,126,499
Tetra Technologies Inc./1/                      55,787       1,124,108
ArthroCare Corp./1/                             92,705       1,123,585
Old Second Bancorp Inc.                         29,416       1,123,103
Local Financial Corp./1/                        81,273       1,122,380
Parkway Properties Inc.                         33,152       1,121,864

Schedules of Investments                                                      51
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Simmons First National Corp. "A"                30,048  $    1,117,185
Manhattan Associates Inc./1/                    82,291       1,112,574
Cubic Corp.                                     65,440       1,112,480
Tularik Inc./1/                                162,265       1,111,515
Atwood Oceanics Inc./1/                         37,973       1,110,710
Pegasus Solutions Inc./1/                      105,212       1,109,987
Nautica Enterprises Inc./1/                    106,605       1,108,692
Irwin Financial Corp.                           65,199       1,108,383
Medicines Co. (The)/1/                         100,732       1,105,836
First Community Bancshares Inc.                 37,507       1,104,956
Movie Gallery Inc./1/                           73,364       1,101,194
Alderwoods Group Inc./1/                       169,279       1,100,313
Alloy Inc./1/                                  132,332       1,099,679
WebEx Communications Inc./1/                    98,223       1,099,115
ENDOcare Inc./1/                                76,750       1,098,292
Penn Virginia Corp.                             33,894       1,098,166
Stillwater Mining Co./1/                       182,968       1,097,808
Labor Ready Inc./1/                            173,603       1,097,171
Genesee & Wyoming Inc. "A"/1/                   49,243       1,095,657
Marcus Corp.                                    83,605       1,095,226
Conceptus Inc./1/                               71,494       1,093,858
Oakley Inc./1/                                 108,786       1,093,299
Washington Trust Bancorp Inc.                   55,273       1,091,089
DIMON Inc.                                     174,804       1,090,777
United Therapeutics Inc./1/                     66,267       1,090,092
American Tower Corp./1/                        685,318       1,089,656
Watts Industries Inc. "A"                       66,406       1,089,058
Avid Technology Inc./1/                        105,609       1,087,773
AC Moore Arts & Crafts Inc./1/                  51,450       1,087,138
Guitar Center Inc./1/                           57,864       1,086,686
Universal Forest Products Inc.                  57,730       1,086,479
Jakks Pacific Inc./1/                           97,713       1,086,471
Wet Seal Inc. "A"/1/                           108,383       1,083,830
Noven Pharmaceuticals Inc./1/                   88,068       1,077,952
Magnum Hunter Resources Inc./1/                205,252       1,077,570
ANSYS Inc./1/                                   62,532       1,077,426
Zoll Medical Corp./1/                           35,438       1,077,315
Raytech Corp./1/                               176,362       1,074,045
Clark/Bardes Inc./1/                            60,135       1,069,802
Intermagnetics General Corp./1/                 62,603       1,068,633
Tanox Inc./1/                                  101,772       1,068,606
Helix Technology Corp.                         110,710       1,068,351
K-Swiss Inc. "A"                                49,858       1,065,465
Select Medical Corp./1/                         74,468       1,064,892
Interland Inc./1/                              519,406       1,064,782
Equity Inns Inc.                               171,732       1,064,738
Carpenter Technology Corp.                      81,414       1,058,382
Steak n Shake Company (The)/1/                  96,212       1,058,332
Trimble Navigation Ltd./1/                     106,886       1,058,171
Gardner Denver Inc./1/                          67,227       1,056,136
Caraustar Industries Inc.                      111,858       1,045,872
PolyMedica Corp./1/                             39,439       1,041,978
Bank of Granite Corp.                           57,830       1,040,940
Immunomedics Inc.                              173,466       1,040,796
Saul Centers Inc.                               44,786       1,039,931
United Fire & Casualty Co.                      30,573       1,038,871
Central Garden & Pet Co./1/                     60,687       1,038,355
Websense Inc./1/                                89,412       1,038,073
New England Business Service Inc.               49,041       1,037,217
Kmart Corp./1/                               2,114,948       1,036,325
Watsco Inc.                                     72,451       1,036,049
Mykrolis Corp./1/                              168,251       1,034,744
CT Communications Inc.                          71,316       1,034,082
TeleTech Holdings Inc./1/                      165,289       1,033,056
Arris Group Inc./1/                            277,543       1,026,909
Agile Software Corp./1/                        160,035       1,025,824
Isle of Capri Casinos Inc./1/                   61,411       1,024,335
Lindsay Manufacturing Co.                       42,267       1,024,129
Kopin Corp./1/                                 294,200       1,023,816
Magna Entertainment Corp. "A"/1/               187,750       1,020,985
Denbury Resources Inc./1/                      100,299       1,020,041
Intuitive Surgical Inc./1/                     127,616       1,019,652
Legato Systems Inc./1/                         369,374       1,018,734
Symyx Technologies Inc./1/                      97,205       1,017,736
Range Resources Corp./1/                       217,420       1,017,526
Swift Energy Co./1/                             97,741       1,016,506

52                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Independent Bank Corp. (Massachusetts)          51,101  $    1,015,888
Royal Gold Inc.                                 53,095       1,012,522
West Coast Bancorp                              66,725       1,010,217
Keystone Property Trust                         60,679       1,009,699
Sturm Ruger & Co. Inc.                          82,556       1,007,183
Playtex Products Inc./1/                       118,279       1,006,554
Silicon Image Inc./1/                          246,006       1,006,165
Beverly Enterprises Inc./1/                    415,688       1,005,965
Ventana Medical Systems Inc./1/                 53,701       1,005,820
ValueVision Media Inc./1/                       85,527       1,005,798
MedQuist Inc./1/                                42,854       1,005,698
Spanish Broadcasting System Inc. "A"/1/        153,170       1,003,264
United Auto Group Inc./1/                       71,582       1,002,864
URS Corp./1/                                    60,461       1,001,839
Fleetwood Enterprises Inc.                     148,402       1,000,229
Federal Agricultural Mortgage Corp./1/          33,747         995,874
Westcorp Inc.                                   49,793         995,860
CoStar Group Inc./1/                            55,245         994,410
Genesis Microchip Inc./1/                      129,597         994,009
Medford Bancorp Inc.                            28,392         992,300
Cohu Inc.                                       87,768         991,778
Intertrust Technologies Corp./1/               310,802         991,458
Medarex Inc./1/                                295,451         989,761
Fisher Communications Inc.                      21,013         987,611
American Woodmark Corp.                         19,422         985,472
GulfMark Offshore Inc./1/                       56,915         984,629
Capital City Bank Group Inc.                    29,771         984,229
Myers Industries Inc.                           78,392         982,252
Fleming Companies Inc.                         196,342         981,710
Crown American Realty Trust                    106,618         979,819
Sterling Bancorp                                36,909         979,196
Asyst Technologies Inc./1/                     162,086         978,999
Daisytek International Corp./1/                 75,111         976,443
Corporate Office Properties Trust               71,885         974,042
Great Lakes REIT Inc.                           55,734         973,673
Peoples Holding Co.                             23,813         970,380
eSpeed, Inc./1/                                 95,434         969,609
Advanta Corp. "B"                               93,852         969,491
Key Productions Co. Inc./1/                     59,785         968,517
Centex Construction Products Inc.               27,101         967,506
StarTek Inc./1/                                 43,953         967,406
Novastar Financial Inc.                         44,160         964,896
Handleman Co./1/                               105,242         962,964
Second Bancorp Inc.                             35,931         960,436
IBERIABANK Corp.                                25,508         959,866
CCBT Financial Companies Inc.                   36,606         957,979
4Kids Entertainment Inc./1/                     40,349         957,482
E.piphany Inc./1/                              265,819         956,948
Bank Mutual Corp.                               47,112         953,547
Cerus Corp./1/                                  57,161         952,874
3TEC Energy Corp./1/                            66,479         950,650
First Republic Bank/1/                          43,683         950,105
J&J Snack Foods Corp./1/                        25,766         949,477
Del Monte Foods Co./1/                         116,060         948,210
Exelixis Inc./1/                               191,280         946,836
Arctic Cat Inc.                                 67,778         946,181
Herley Industries Inc./1/                       50,663         940,812
Powerwave Technologies Inc./1/                 277,523         940,803
Merit Medical Systems Inc./1/                   48,705         940,494
Standard Microsystems Corp./1/                  61,459         939,155
USB Holding Co. Inc.                            50,877         937,663
Information Holdings Inc./1/                    43,243         936,211
National Western Life Insurance
  Company "A"/1/                                 9,170         935,340
VCA Antech Inc./1/                              75,792         935,273
First Essex Bancorp Inc.                        28,286         934,852
PTEK Holdings Inc./1/                          200,257         933,198
WSFS Financial Corp.                            33,326         933,128
Verity Inc./1/                                  93,715         932,464
Churchill Downs Inc.                            25,535         932,027
Wind River Systems Inc./1/                     289,402         931,874
Standex International Corp.                     45,925         931,359
Troy Financial Corp.                            35,682         930,587
City Bank                                       32,149         930,392
Virginia Financial Group Inc.                   30,948         929,368
Actel Corp./1/                                  89,328         929,011
Sola International Inc./1/                      92,258         927,193

Schedules of Investments                                                      53
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
RTI International Metals Inc./1/                88,257  $      926,699
Zenith National Insurance Corp.                 35,020         925,228
Stoneridge Inc./1/                              54,410         924,970
Deltic Timber Corp.                             42,057         924,413
Cascade Natural Gas Corp.                       46,882         923,575
webMethods Inc./1/                             191,207         923,530
Echelon Corp./1/                               106,054         922,670
Pioneer-Standard Electronics Inc.              127,379         922,224
Systems & Computer Technology Corp./1/         131,465         920,255
MSC.Software Corp./1/                          107,983         920,015
MIM Corp./1/                                    97,278         919,277
Coachmen Industries Inc.                        61,032         916,090
Navigant Consulting Co./1/                     165,450         913,284
FuelCell Energy Inc./1/                        144,926         913,034
OceanFirst Financial Corp.                      44,291         912,395
Input/Output Inc./1/                           190,019         910,191
Cleveland-Cliffs Inc.                           37,743         907,719
NACCO Industries Inc.                           22,795         907,241
Interwoven Inc./1/                             449,850         903,299
Forrester Research Inc./1/                      60,323         903,035
First Indiana Corp.                             49,257         902,881
NCO Group Inc./1/                               79,262         902,794
Great Southern Bancorp Inc.                     24,096         902,636
Ennis Business Forms Inc.                       69,042         900,998
Planar Systems Inc./1/                          56,443         899,701
Eon Labs Inc./1/                                41,691         899,692
XM Satellite Radio Holdings Inc. "A"/1/        230,032         897,125
Prima Energy Corp./1/                           42,777         897,034
Chattem Inc./1/                                 21,943         895,933
Financial Institutions Inc.                     32,980         895,407
Sterling Financial Corp. (Washington)/1/        49,325         894,262
FBL Financial Group Inc. "A"                    48,459         894,069
LaSalle Hotel Properties                        71,415         892,688
Alexion Pharmaceuticals Inc./1/                 76,954         891,897
Enterasys Networks Inc./1/                     685,279         890,863
Bel Fuse Inc. "B"                               41,502         890,218
BioMarin Pharmaceutical Inc./1/                153,744         890,178
IDX Systems Corp./1/                            71,719         890,033
Nabi Biopharmaceuticals/1/                     163,924         888,894
Camden National Corp.                           34,153         887,978
Gene Logic Inc./1/                             114,213         887,435
Chesapeake Corp.                                59,384         887,197
Century Business Services Inc./1/              334,084         885,323
SERENA Software Inc./1/                         73,745         884,940
Proxim Corp. "A"/1/                            505,596         884,793
Community Banks Inc.                            32,945         884,244
Banner Corp.                                    43,740         883,548
Urstadt Biddle Properties Inc. "A"              74,558         883,512
Barnes Group Inc.                               43,923         882,413
LTX Corp./1/                                   193,263         881,279
Forward Air Corp./1/                            48,683         881,162
Pharmacopeia Inc./1/                            99,425         880,906
RailAmerica Inc./1/                            121,047         877,591
Valhi Inc.                                      89,135         875,306
Farmers Capital Bank Corp.                      26,131         871,991
Digital River Inc./1/                          113,659         871,765
Diversa Corp./1/                               102,159         871,416
Central Vermont Public Service Corp.            49,378         870,534
AMC Entertainment Inc./1/                      117,577         870,070
First Busey Corp. "A"                           38,333         869,009
First Community Bancorp                         30,008         868,432
1st Source Corp.                                61,452         865,859
MatrixOne Inc./1/                              199,283         864,888
CNA Surety Corp.                                65,482         864,362
Citizens Inc./1/                                96,068         862,691
CKE Restaurant Inc./1/                         215,610         862,440
Unova Inc./1/                                  175,265         862,304
Peoples Bancorp Inc.                            33,395         858,252
PennRock Financial Services Corp.               29,516         855,964
Multimedia Games Inc./1/                        43,459         855,751
Impath Inc./1/                                  66,209         854,758
Fidelity National Information Solutions
  Inc./1/                                       55,794         853,090
Innkeepers USA Trust                           106,723         852,717

54                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
PAREXEL International Corp./1/                 100,295  $      852,508
Oneida Ltd.                                     61,199         852,502
Pope & Talbot Inc.                              66,301         851,968
Palm Harbor Homes Inc./1/                       73,151         849,356
North Pittsburgh Systems Inc.                   63,650         848,455
Capstead Mortgage Corp.                         41,032         848,131
Seacoast Banking Corp. of Florida               44,108         845,991
MTS Systems Corp.                               89,340         845,960
United Online Inc./1/                           88,137         845,234
Riggs National Corp.                            59,115         844,753
7-Eleven Inc./1/                                98,287         842,320
SY Bancorp Inc.                                 24,138         838,313
CorVel Corp./1/                                 27,954         837,781
Transaction Systems Architects
  Inc. "A"/1/                                  134,724         835,289
ESS Technology Inc./1/                         135,665         834,340
Connecticut Water Service Inc.                  32,524         833,265
Ameristar Casinos Inc./1/                       43,919         832,704
Airtran Holdings Inc./1/                       267,301         831,306
Salem Communications Corp. "A"/1/               37,008         829,719
JDA Software Group Inc./1/                     118,664         829,461
Sports Authority Inc. (The)/1/                 138,800         828,636
Dendrite International Inc./1/                 131,294         828,465
Peapack-Gladstone Financial Corp.               12,736         827,840
Consolidated Graphics Inc./1/                   47,093         826,482
Allos Therapeutics Inc./1/                      97,453         826,401
FreeMarkets Inc./1/                            166,435         825,518
Advanced Marketing Services Inc.                59,563         821,374
MTR Gaming Group Inc./1/                        89,143         821,007
Calgon Carbon Corp.                            141,987         820,685
Main Street Banks Inc.                          44,203         819,082
Southern Peru Copper Corp.                      59,732         818,926
Aeropostale Inc./1/                             53,029         816,647
United Industrial Corp.                         40,486         815,793
Allegiant Bancorp Inc.                          50,175         815,344
First National Corp.                            29,540         815,304
State Auto Financial Corp.                      53,817         814,789
Molecular Devices Corp./1/                      64,900         811,899
BancFirst Corp.                                 16,476         810,949
Lightbridge Inc./1/                            119,904         809,472
Haverty Furniture Companies Inc.                64,679         808,487
Lakeland Bancorp Inc.                           47,256         805,715
Aviall Inc./1/                                  78,999         805,000
Hologic Inc./1/                                 81,769         801,336
Harvest Natural Resources Inc./1/              147,154         799,046
Micromuse Inc./1/                              316,944         798,699
Vignette Corp./1/                              997,009         798,604
Gibraltar Steel Corp.                           35,868         798,422
Retek Inc./1/                                  221,626         797,854
Standard Commercial Corp.                       47,640         797,494
Union Bankshares Corp.                          31,988         797,461
Phoenix Technologies Ltd./1/                   109,915         796,884
Gentiva Health Services Inc.                    96,269         796,145
Prosperity Bancshares Inc.                      46,569         793,070
McGrath Rentcorp                                38,809         790,539
PEC Solutions Inc./1/                           35,510         790,453
UniFirst Corp.                                  33,134         789,915
Octel Corp.                                     41,762         788,884
Primedia Inc./1/                               566,561         787,520
Port Financial Corp.                            19,674         787,157
Angelica Corp.                                  36,605         786,641
Hickory Tech Corp.                              59,368         786,626
Centennial Bancorp                              90,515         785,670
Cirrus Logic Inc./1/                           307,898         785,140
Lithia Motors Inc. "A"/1/                       46,144         784,909
Priceline.com Inc./1/                          536,830         783,772
Anaren Microwave Inc./1/                        95,338         783,678
Gabelli Asset Management Inc. "A"/1/            26,409         783,027
Kadant Inc./1/                                  57,526         776,601
Robbins & Myers Inc.                            41,636         776,511
Arrow Financial Corp.                           27,054         775,097
Ultratech Stepper Inc./1/                       95,787         774,917
Versicor Inc./1/                                90,591         771,835
MEMC Electronics Materials Inc./1/             232,331         771,339

Schedules of Investments                                                      55
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
OMNOVA Solutions Inc./1/                       168,034  $      771,276
Tesoro Petroleum Corp./1/                      274,056         767,357
Strattec Security Corp./1/                      15,032         766,933
CuraGen Corp./1/                               181,736         766,926
Graphic Packaging International Corp./1/        96,066         766,607
Dura Automotive Systems Inc./1/                 62,565         766,421
La Jolla Pharmaceutical Co./1/                 179,594         765,070
Urban Outfitters Inc./1/                        31,411         762,973
New Focus Inc./1/                              282,425         762,548
Cash America International Inc.                 93,038         761,981
Endo Pharmaceuticals Holdings Inc./1/           89,216         761,012
FNB Corp.                                       24,748         760,259
Monolithic System Technology Inc./1/            75,979         759,790
First Bancorp North Carolina                    30,694         758,449
First Place Financial Corp.                     54,229         758,121
Oak Technology Inc./1/                         237,055         753,835
Maxygen Inc./1/                                121,338         753,509
Informatica Corp./1/                           242,830         752,773
Buckeye Technologies Inc./1/                   102,289         751,824
Antigenics Inc./1/                              93,018         751,585
Midwest Banc Holdings Inc.                      39,250         749,283
Integral Systems Inc./1/                        39,100         747,201
Trex Co. Inc./1/                                27,289         746,081
TBC Corp./1/                                    71,879         745,385
Ameron International Corp.                      15,150         745,228
Pinnacle Entertainment Inc./1/                 102,041         744,899
Vital Sign Inc.                                 25,068         744,770
Eclipsys Corp./1/                              146,580         744,626
NBC Capital Corp.                               29,656         744,366
MGI Pharma Inc./1/                             106,288         744,016
Firstfed America Bancorp Inc.                   30,858         743,369
Wild Oats Markets Inc./1/                       81,708         741,909
Possis Medical Inc./1/                          72,596         741,205
EPIQ Systems Inc./1/                            41,969         741,173
Granite State Bankshares Inc.                   21,933         741,116
On Assignment Inc./1/                           89,571         740,752
Rock-Tenn Co. "A"                               47,752         736,336
Lydall Inc./1/                                  62,331         735,506
Bio-Technology General Corp./1/                247,969         733,988
American Healthways Inc./1/                     45,357         733,423
Interface Inc. "A"                             185,064         732,853
VIB Corp./1/                                    48,938         732,602
Quicksilver Resources Inc./1/                   40,665         731,970
Middlesex Water Co.                             32,510         731,475
BSB Bancorp Inc.                                36,702         730,737
ScanSoft Inc./1/                               220,829         728,736
Gorman-Rupp Co. (The)                           31,194         726,820
Nuevo Energy Co./1/                             66,665         726,649
Parker Drilling Co./1/                         329,508         724,918
Tejon Ranch Co./1/                              29,711         724,651
World Fuel Services Corp.                       37,534         724,406
Pixelworks Inc./1/                             140,504         723,596
Oil States International Inc./1/                72,217         722,170
Cascade Bancorp                                 52,930         721,965
Stepan Co.                                      26,853         721,003
BE Aerospace Inc./1/                           151,229         719,850
Pericom Semiconductor Corp./1/                  83,446         719,305
Keystone Automotive Industries Inc./1/          43,591         719,252
Finish Line Inc. (The)/1/                       79,735         719,210
CFS Bancorp Inc.                                50,936         718,198
ManTech International Corp. "A"/1/              30,586         717,578
Quaker City Bancorp Inc./1/                     21,572         715,543
Crawford & Co. "B"                             112,713         711,219
Skyline Corp.                                   26,129         710,448
Esperion Therapeutics Inc./1/                  124,104         709,875
F5 Networks Inc./1/                             94,022         709,866
Holly Corp.                                     41,698         708,032
Liberate Technologies/1/                       453,346         707,220
St. Francis Capital Corp.                       30,657         705,418
Flushing Financial Corp.                        42,272         705,097
Boykin Lodging Co.                              73,132         703,530
FalconStor Software Inc./1/                    144,396         703,209
Manugistics Group Inc./1/                      251,842         702,639
SWS Group Inc.                                  57,290         701,803
Magma Design Automation Inc./1/                 78,508         700,291
Cray Inc./1/                                   177,280         700,256

56                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Correctional Properties Trust                   30,443  $      700,189
Shenandoah Telecommunications Co.               13,761         698,233
Excel Technology Inc./1/                        37,043         696,779
Astec Industries Inc./1/                        64,414         694,383
Ramco-Gershenson Properties Trust               35,299         693,978
Blair Corp.                                     33,890         693,050
Intertan Inc./1/                                99,096         691,690
Energy Conversion Devices Inc./1/               63,439         688,313
TALX Corp.                                      52,225         687,803
Microsemi Corp./1/                             122,532         687,405
SonoSite Inc./1/                                59,711         685,482
MemberWorks Inc./1/                             39,306         684,711
Power-One Inc./1/                              228,805         681,839
SJW Corp.                                        8,729         680,862
Mobile Mini Inc./1/                             52,548         680,497
Mission West Properties Inc.                    61,329         679,525
CCC Information Services Group Inc./1/          51,961         679,130
American National Bankshares Inc.               24,682         677,768
Talk America Holdings Inc./1/                  292,138         677,760
HEICO Corp.                                     59,837         677,355
Avigen Inc./1/                                  85,209         675,707
Aaon Inc./1/                                    39,910         675,277
NeoPharm Inc./1/                                47,869         674,953
Tenneco Automotive Inc./1/                     160,248         674,644
German American Bancorp                         39,548         672,316
Oregon Steel Mills Inc./1/                     109,390         669,467
Keynote Systems Inc./1/                        101,980         667,969
Metro One Telecommunications Inc./1/            78,577         667,905
Cobalt Corp./1/                                 39,925         666,747
American Physicians Capital Inc./1/             39,497         665,919
Footstar Inc./1/                                85,355         665,769
Comstock Resources Inc./1/                      96,051         662,752
Elizabeth Arden Inc./1/                         55,234         662,256
AtheroGenics Inc./1/                           105,732         661,882
Energy Partners Ltd./1/                         81,302         661,798
Maxwell Shoe Co. Inc. "A"/1/                    58,144         659,934
U.S. Industries Inc./1/                        280,713         659,676
Midway Games Inc./1/                           120,372         659,639
General Communication Inc. "A"/1/              175,391         659,470
Silicon Graphics Inc./1/                       803,987         659,269
Praecis Pharmaceuticals Inc./1/                219,443         656,135
ILEX Oncology Inc./1/                          137,729         654,213
Citizens First Bancorp Inc.                     36,398         654,072
Renaissance Learning Inc./1/                    46,009         653,788
Learning Tree International Inc./1/             44,352         651,531
REMEC Inc./1/                                  190,962         651,180
MRO Software Inc./1/                            74,608         649,090
Insignia Financial Group Inc./1/                82,579         648,245
Exact Sciences Corp./1/                         48,417         647,335
iDine Rewards Network Inc./1/                   69,950         647,037
SeaChange International Inc./1/                 94,080         646,330
Immucor Inc./1/                                 39,769         646,246
RSA Security Inc./1/                           191,510         643,474
Global Imaging Systems Inc./1/                  33,989         641,712
InterCept Inc./1/                               64,873         641,594
Tuesday Morning Corp./1/                        35,171         640,464
National Healthcare Corp./1/                    35,673         640,330
Terayon Communication Systems Inc./1/          275,905         640,100
Friedman Billings Ramsey Group
  Inc. "A"/1/                                   63,131         639,517
Hawthorne Financial Corp./1/                    24,224         639,514
Movado Group Inc.                               39,308         638,755
TriZetto Group Inc. (The)/1/                   128,234         638,605
Entrust Inc./1/                                203,224         638,123
Salix Pharmaceuticals Ltd./1/                   75,604         638,098
GBC Bancorp                                     32,774         636,471
Insurance Auto Auctions Inc./1/                 42,115         636,400
Gladstone Capital Corp.                         37,663         635,751
Array BioPharma Inc./1/                         81,485         634,768
eResearch Technology Inc./1/                    34,400         634,680
Nash Finch Co.                                  46,643         634,345
TRC Companies Inc./1/                           36,884         632,561

Schedules of Investments                                                      57
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Quaker Chemical Corp.                           32,723  $      629,591
Stamps.com Inc./1/                             148,682         628,925
Kulicke & Soffa Industries Inc./1/             209,033         627,099
Skechers U.S.A. Inc. "A"/1/                     65,582         625,652
Advanced Energy Industries Inc./1/              70,287         625,554
USG Corp./1/                                   156,023         624,092
Intrado Inc./1/                                 64,548         623,534
Columbia Banking System Inc./1/                 56,284         623,064
Allen Telecom Inc./1/                          116,610         622,697
Bryn Mawr Bank Corp.                            15,761         622,244
Berkshire Hills Bancorp Inc.                    26,446         621,481
Orbital Sciences Corp./1/                      182,747         621,340
Cell Therapeutics Inc./1/                      140,841         619,700
II-VI Inc./1/                                   46,355         618,839
Hibbet Sporting Goods Inc./1/                   29,710         616,482
Tanger Factory Outlet Centers Inc.              22,027         616,315
LSI Industries Inc.                             60,663         615,123
Encore Acquisition Co./1/                       37,338         614,210
Frontier Airlines Inc./1/                      125,267         611,303
Western Wireless Corp. "A"/1/                  226,219         610,791
SRA International Inc. "A"/1/                   21,318         610,334
Kenneth Cole Productions "A"/1/                 30,050         610,015
Ryerson Tull Inc.                               94,684         608,818
Champion Enterprises Inc./1/                   206,706         607,716
SEMCO Energy Inc.                               78,096         607,587
Lawson Products Inc.                            20,818         606,845
Golden Telecom Inc./1/                          50,306         606,187
WFS Financial Inc./1/                           29,222         606,064
Aksys Ltd./1/                                  108,014         605,959
Building Materials Holdings Corp./1/            51,766         605,662
Interchange Financial Services Corp.            36,426         602,850
VIVUS Inc./1/                                  139,496         602,623
Vicor Corp./1/                                  84,233         602,266
Pilgrim's Pride Corp. "B"                       64,729         601,980
K2 Inc./1/                                      76,168         601,727
Tyler Technologies Inc./1/                     136,563         600,877
Buckle Inc. (The)/1/                            29,850         599,985
Concurrent Computer Corp./1/                   262,516         598,536
Infonet Services Corp. "B"/1/                  266,162         596,203
SonicWALL Inc./1/                              216,711         595,955
Great Atlantic & Pacific Tea Co./1/             70,939         594,469
Ultimate Electronics Inc./1/                    46,598         594,125
First State Bancorp                             24,069         593,301
Interpore International/1/                      73,167         592,653
ValueClick Inc./1/                             271,740         592,393
ITLA Capital Corp./1/                           19,610         592,026
Alliance Imaging Inc./1/                        49,494         591,948
Courier Corp.                                   15,575         591,834
Exult Inc./1/                                  200,608         591,794
American Pharmaceutical Partners Inc./1/        36,115         589,758
LSB Bancshares Inc.                             35,871         589,719
X-Rite Inc.                                     76,174         588,825
Bassett Furniture Industries Inc.               42,736         588,475
Racing Champions Corp./1/                       35,995         588,158
Lufkin Industries Inc.                          23,882         587,497
Cubist Pharmaceuticals Inc./1/                 114,745         586,347
Kansas City Life Insurance Co.                  15,493         586,255
Integrated Defense Technologies Inc./1/         29,759         586,252
Northwest Bancorp Inc.                          45,947         584,905
SPSS Inc./1/                                    50,497         584,250
Radiant Systems Inc./1/                         72,993         583,944
Central Coast Bancorp/1/                        31,555         583,452
CTS Corp.                                      126,522         582,001
Advisory Board Co. (The)/1/                     19,646         581,915
Three Rivers Bancorp Inc.                       36,294         580,704
PennFed Financial Services Inc.                 21,114         580,424
Riviana Foods Inc.                              25,327         579,988
Vitesse Semiconductor Corp./1/                 852,133         579,450
CNET Networks Inc./1/                          526,457         579,103
Computer Network Technology Corp./1/           115,339         579,002
National Presto Industries Inc.                 19,956         576,329
Electro Rent Corp./1/                           59,405         575,040

58                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Luminex Corp./1/                               81,615  $      574,570
Regent Communications Inc./1/                 113,084         574,467
Artisan Components Inc./1/                     62,883         572,801
Sharper Image Corp./1/                         29,957         572,778
Daktronics Inc./1/                             59,407         569,713
Lexicon Genetics Inc./1/                      141,958         569,252
Capitol Bancorp Ltd.                           32,653         568,815
Texas Biotech Corp./1/                        185,669         568,147
Raindance Communications Inc./1/              183,565         567,216
aaiPharma Inc./1/                              47,203         566,011
Centene Corp./1/                               21,205         565,961
Tweeter Home Entertainment Group Inc./1/       81,878         564,958
CIRCOR International Inc.                      42,151         564,823
Playboy Enterprises Inc. "B"/1/                59,068         564,690
MainSource Financial Group Inc.                23,731         564,560
AstroPower Inc./1/                             79,449         564,088
ProBusiness Services Inc./1/                   89,108         564,054
Oxford Industries Inc.                         25,745         563,816
Safeguard Scientifics Inc./1/                 506,908         562,668
Steven Madden Ltd./1/                          39,072         562,637
Boston Communications Group Inc./1/            54,412         561,532
Southwest Water Co.                            39,299         560,404
Midland Co. (The)                              33,180         558,419
Associated Estates Realty Corp.                68,935         558,373
Cascade Corp./1/                               39,723         558,108
West Marine Inc./1/                            43,855         557,397
Compucom Systems Inc./1/                       96,767         557,378
Superior Financial Corp.                       29,607         556,612
White Electronic Designs Corp./1/              74,304         556,537
Theragenics Corp./1/                          126,303         555,733
Hanmi Financial Corp./1/                       37,012         555,180
Penn Engineering & Manufacturing Corp.         49,534         554,781
OmniVision Technologies Inc./1/                84,068         554,008
State Bancorp Inc.                             31,121         552,398
Immunogen Inc./1/                             170,373         552,009
Brush Engineered Materials Inc./1/             70,556         550,337
Southwest Bancorp Inc.                         21,835         549,150
Unitil Corp.                                   20,165         547,480
Friedman's Inc.                                70,294         546,887
Humboldt Bancorp                               45,588         546,144
Boston Beer Co. Inc. "A"/1/                    39,252         545,603
First Oak Brook Bancshares "A"                 18,274         543,286
TriCo Bancshares                               21,461         542,963
Stein Mart Inc./1/                             92,694         541,333
General Cable Corp.                           140,468         540,802
Navigant International Inc./1/                 51,367         539,354
ABC Bancorp                                    41,959         537,914
Impax Laboratories Inc./1/                    110,624         537,633
Healthcare Services Group Inc./1/              39,345         536,666
CoorsTek Inc./1/                               35,736         536,040
Osmonics Inc./1/                               45,018         535,714
Radiologix Inc./1/                             83,212         532,557
Hollywood Casino Corp. "A"/1/                  43,940         530,795
Wabash National Corp.                          97,947         529,893
Baldwin & Lyons Inc. "B"                       24,229         529,646
Nature's Sunshine Products Inc.                48,825         528,775
Material Sciences Corp./1/                     43,350         527,570
Universal Electronics Inc./1/                  58,656         524,971
Orthologic Corp./1/                           135,445         524,145
NL Industries Inc.                             36,072         523,405
Powell Industries Inc./1/                      27,795         522,546
Macatawa Bank Corp.                            28,350         522,491
Dave & Buster's Inc./1/                        46,569         522,038
BKF Capital Group Inc./1/                      24,761         521,962
Drexler Technology Corp./1/                    35,825         520,895
Cole National Corp./1/                         41,389         519,432
Winston Hotels Inc.                            71,650         518,746
Charles River Associates Inc./1/               31,207         518,036
Cholestech Corp./1/                            49,785         516,270
Buca Inc./1/                                   64,484         515,872
AAR Corp.                                     108,551         515,615
Meridian Medical Technologies Inc./1/          14,339         515,487

Schedules of Investments                                           59
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                      Shares           Value
---------------------------------------------------------------------
Ducommun Inc./1/                               29,236     $   514,846
Lakeland Financial Corp.                       21,659         513,102
Quixote Corp.                                  27,762         512,209
Volt Information Sciences Inc./1/              33,797         512,025
Applied Films Corporation/1/                   46,794         511,926
CSS Industries Inc./1/                         14,196         511,908
Butler Manufacturing Co.                       23,646         510,754
First Horizon Pharmaceutical Corp./1/          94,505         510,327
Prime Medical Service Inc./1/                  55,223         510,205
Alexander's Inc./1/                             8,359         509,899
Young Broadcasting Inc. "A"/1/                 58,811         509,891
Bei Technologies Inc.                          46,267         508,937
Resource America Inc. "A"                      63,574         508,592
PetroQuest Energy Inc./1/                     114,747         507,182
Gray Television Inc. "A"                       37,694         506,984
Financial Industries Corp.                     33,213         506,830
CoBiz Inc.                                     31,472         506,699
UAL Corp./1/                                  236,760         506,666
Marvel Enterprises Inc./1/                     72,198         505,386
Vail Resorts Inc./1/                           35,684         505,285
Gart Sports Co./1/                             26,712         504,055
Pacific Union Bank/1/                          44,960         504,002
Medical Staffing Network Holdings Inc./1/      33,149         502,870
Foamex International Inc./1/                   91,414         502,777
Carreker Corp./1/                              81,906         502,084
Bostonfed Bancorp Inc.                         16,726         501,613
Whitehall Jewellers Inc./1/                    47,492         499,616
Columbia Laboratories Inc./1/                 110,994         499,473
Audiovox Corp. "A"/1/                          71,093         497,580
Integrated Electrical Services Inc./1/        132,763         496,534
Santander BanCorp                              35,954         496,165
Guilford Pharmaceuticals Inc./1/              102,485         496,027
Encore Wire Corp./1/                           56,348         495,862
Computer Horizons Corp./1/                    133,197         495,493
C-COR.net Corp./1/                            133,498         495,278
CB Bancshares Inc.                             14,078         494,419
Young Innovations Inc./1/                      18,427         494,212
OraSure Technologies Inc./1/                  111,205         493,639
Viasat Inc./1/                                 78,229         492,843
Sizeler Property Investors Inc.                48,903         491,964
OSI Systems Inc./1/                            28,423         491,860
First of Long Island Corp.                     14,777         491,335
WatchGuard Technologies Inc./1/               111,568         490,899
Children's Place Retail Stores Inc.
 (The)/1/                                      48,477         489,618
Department 56 Inc./1/                          46,844         489,520
Penwest Pharmaceuticals Co./1/                 58,713         489,079
Woodhead Industries Inc.                       44,354         488,781
Comfort Systems USA Inc./1/                   160,577         488,154
D&K Healthcare Resources Inc.                  54,431         487,157
Quidel Corp./1/                               108,899         486,779
Zomax Inc./1/                                 124,696         486,314
LTC Properties Inc.                            59,831         485,828
POZEN Inc./1/                                  95,719         485,295
Universal American Financial Corp./1/          98,956         484,983
Boyds Collection Ltd. (The)/1/                 75,293         484,887
SureBeam Corporation "A"/1/                   269,261         484,670
Massbank Corp.                                 16,159         483,800
Glatfelter Co.                                 41,760         482,328
William Lyon Homes Inc./1/                     21,038         481,981
Great American Financial Resources Inc.        30,976         481,677
@Road Inc./1/                                  88,951         480,335
Parkvale Financial Corp.                       20,316         478,442
Option Care Inc./1/                            53,992         477,829
Coastal Financial Corp.                        35,270         477,556
Mesa Air Group Inc./1/                        130,820         477,493
Concord Camera Corp./1/                       102,248         476,476
Kosan Biosciences Inc./1/                      72,761         475,857
PrivateBancorp Inc.                            15,554         475,486
Curative Health Services Inc./1/               43,596         473,017
AMCOL International Corp.                      84,107         470,999
Charter Financial Corp.                        16,783         470,931
Peet's Coffee & Tea Inc./1/                    36,790         470,912
infoUSA Inc./1/                               108,652         470,463
Summit Bancshares Inc.                         22,333         470,110
Merix Corp./1/                                 57,652         469,864
Sun Bancorp Inc.                               20,900         469,832

60                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Luby's Inc./1/                                  95,226  $      468,512
RPC Inc.                                        47,032         465,617
PLATO Learning Inc./1/                          69,989         465,427
Credit Acceptance Corp./1/                      56,658         464,596
Stanley Furniture Co. Inc./1/                   21,840         463,882
AEP Industries Inc./1/                          17,153         463,646
ArQule Inc./1/                                  89,993         463,464
Columbia Bancorp                                24,548         463,221
Arena Pharmaceuticals Inc./1/                   82,551         462,286
NetScreen Technologies Inc./1/                  42,598         462,188
MCSi Inc./1/                                    93,323         461,949
Cadiz Inc./1/                                  153,758         461,274
Kensey Nash Corp./1/                            30,655         461,113
Cardiac Science Inc./1/                        232,693         460,732
Ocwen Financial Corp./1/                       158,282         459,018
Water Pik Technologies Inc./1/                  45,099         457,755
Openwave Systems Inc./1/                       738,253         457,717
EMS Technologies Inc./1/                        44,530         456,878
Supertex Inc./1/                                43,905         456,612
Dril-Quip Inc./1/                               27,010         455,118
EnergySouth Inc.                                17,801         453,925
Casella Waste Systems Inc. "A"/1/               70,420         452,801
Aspen Technology Inc./1/                       150,574         451,722
Ingles Markets Inc. "A"                         42,187         451,401
Roanoke Electric Steel Corp.                    41,547         450,785
U.S. Concrete Inc./1/                           85,623         449,521
Stratex Networks Inc./1/                       349,694         447,259
Transmeta Corp./1/                             460,944         447,116
NN Inc.                                         48,246         446,276
Microtune Inc./1/                              184,908         445,628
Coastal Bancorp Inc.                            16,117         445,474
Grace (W.R.) & Co./1/                          277,817         444,507
Global Power Equipment Group Inc./1/            94,514         444,216
Vans Inc./1/                                    78,069         444,213
Deb Shops Inc.                                  17,798         443,704
SBS Technologies Inc./1/                        61,840         442,774
PC-Tel Inc./1/                                  84,967         442,678
Brookstone Inc./1/                              35,969         442,419
Harmonic Inc./1/                               252,663         442,160
Cornell Cos Inc./1/                             55,591         441,948
Galyan's Trading Co./1/                         44,071         441,151
Neurogen Corp./1/                               54,935         441,128
Siliconix Inc./1/                               24,802         440,732
Digimarc Corp./1/                               37,714         440,122
Avatar Holdings/1/                              18,279         439,793
Intermet Corp.                                  91,306         439,182
Covenant Transport Inc. "A"/1/                  25,064         438,620
Northwest Pipe Co./1/                           24,441         437,249
Penford Corp.                                   32,384         437,184
Bentley Pharmaceuticals Inc./1/                 51,363         436,585
Tasty Baking Company                            34,218         436,280
Wireless Facilities Inc./1/                     98,217         435,101
Shoe Carnival Inc./1/                           30,496         434,568
International Specialty Products Inc./1/        44,799         434,102
Spartan Motors Inc.                             38,322         433,039
Sykes Enterprises Inc./1/                      102,806         432,813
Caliper Technologies Corp./1/                  103,074         431,880
Information Resources Inc./1/                  116,394         431,822
Horizon Organic Holding Corp./1/                27,678         431,777
Sports Resorts International Inc./1/           103,473         431,482
Bank of the Ozarks Inc.                         18,810         430,749
NS Group Inc./1/                                72,558         430,269
Virage Logic Corp./1/                           45,610         430,102
Banc Corp. (The)/1/                             55,345         428,370
Yardville National Bancorp                      25,081         426,126
First South Bancorp Inc.                        11,932         425,376
AMERCO/1/                                       42,198         424,512
Three-Five Systems Inc./1/                      91,311         423,683
SpeedFam-IPEC Inc./1/                          114,105         423,330
Starrett (LS) Co. "A"                           27,631         422,202
j2 Global Communications Inc./1/                21,220         422,066
Tollgrade Communications Inc./1/                53,940         421,271
Warwick Community Bancorp                       15,585         420,795
ChipPAC Inc./1/                                196,445         420,196
Sitel Corp./1/                                 240,102         420,179
Acadia Realty Trust                             56,682         419,447
Wackenhut Corrections Corp./1/                  36,959         419,115
Merchants Bancshares Inc.                       16,964         419,011

Schedules of Investments                                                      61
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
U.S. Physical Therapy Inc./1/                   39,672  $      418,540
First Consulting Group Inc./1/                  77,024         417,470
Aftermarket Technology Corp./1/                 32,199         416,333
LendingTree Inc./1/                             28,147         414,887
Pomeroy Computer Resources/1/                   42,063         414,741
Dynamics Research Corp./1/                      28,431         414,524
Republic Bancshares Inc./1/                     21,292         413,916
Alico Inc.                                      14,522         413,151
NYFIX Inc./1/                                  106,005         412,359
CPI Corp.                                       29,962         411,977
Aether Systems Inc./1/                         153,220         410,630
Hypercom Corp./1/                              143,340         409,952
Monro Muffler Brake Inc./1/                     22,936         409,637
Princeton Review Inc. (The)/1/                  68,246         409,476
AsiaInfo Holdings Inc./1/                      122,764         409,418
SoundView Technology Group Inc./1/             314,771         409,202
Geron Corp./1/                                 104,817         408,786
Universal Display Corp./1/                      67,891         408,025
ParkerVision Inc./1/                            36,090         407,817
SpectraLink Corp./1/                            71,227         405,282
Wilsons The Leather Experts Inc./1/             56,786         404,316
RMH Teleservices Inc./1/                        49,529         404,157
American Home Mortgage Holdings Inc.            36,612         403,830
Rudolph Technologies Inc./1/                    38,999         401,300
General Binding Corp./1/                        25,311         401,179
Cepheid Inc./1/                                104,171         401,058
GSI Commerce Inc./1/                            79,267         400,298
Secure Computing Corp./1/                      124,351         397,923
National Health Realty Inc.                     25,100         395,576
Digene Corp./1/                                 49,857         393,870
Royal Bancshares of Pennsylvania "A"            21,512         393,670
Partners Trust Financial Group Inc.             28,035         391,649
Omega Healthcare Investors Inc./1/              68,216         390,196
Genencor International Inc./1/                  40,980         389,720
Finisar Corp./1/                               564,403         389,438
Wellsford Real Properties Inc./1/               22,627         389,184
Ariad Pharmaceuticals Inc./1/                  122,885         388,317
CardioDynamics International Corp./1/          135,612         387,850
First Defiance Financial Corp.                  22,583         387,750
Mothers Work Inc./1/                            10,192         387,602
Align Technology Inc./1/                       140,187         386,776
CompuCredit Corp./1/                            72,678         385,193
QRS Corp./1/                                    57,808         383,267
Alliance Semiconductor Corp./1/                100,522         381,984
FSI International Inc./1/                      124,762         381,772
Register.com/1/                                125,283         379,607
Bombay Co. Inc. (The)/1/                       140,406         379,096
Modtech Holdings Inc./1/                        37,764         377,640
Lifeline Systems Inc./1/                        17,002         374,044
Ixia/1/                                         91,212         373,969
WCI Communities Inc./1/                         29,298         372,085
Crown Media Holdings Inc./1/                   106,285         371,997
Sauer-Danfoss Inc.                              41,267         371,403
Collins & Aikman Corp./1/                      103,069         370,018
American Medical Security Group Inc./1/         26,136         369,563
Avenue A Inc./1/                               147,196         367,990
Rex Stores Corp./1/                             35,725         367,968
1-800-FLOWERS.COM Inc./1/                       52,468         367,276
Lexar Media Inc./1/                            138,016         365,742
World Acceptance Corp./1/                       46,113         365,215
Research Frontiers Inc./1/                      40,742         365,048
Nu Horizons Electronics Corp./1/                60,792         364,752
Allegiance Telecom Inc./1/                     438,971         364,346
LabOne Inc./1/                                  22,502         363,632
Applica Inc./1/                                 68,551         363,320
Vesta Insurance Group                          145,315         363,288
DocuCorp International Inc./1/                  33,497         362,438
Harris Interactive Inc./1/                     157,008         361,118
Omnicell Inc./1/                                61,644         360,001
Neose Technologies Inc./1/                      46,389         359,979
Century Bancorp Inc. "A"                        13,558         359,829
Sun Bancorp Inc. "B"/1/                         27,095         359,280
Triangle Pharmaceuticals Inc./1/               133,014         359,271
Provident Bancorp Inc.                          12,623         359,124

62                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
LodgeNet Entertainment Corp./1/                 46,779  $      358,327
ONYX Software Corp./1/                         186,283         355,801
Sapient Corp./1/                               344,857         355,203
World Wrestling Entertainment Inc./1/           42,257         353,691
Semitool Inc./1/                                68,173         351,091
Overland Storage Inc./1/                        32,291         350,680
StorageNetworks Inc./1/                        280,065         350,081
Shop At Home Inc./1/                           149,417         349,636
Century Aluminum Co.                            50,184         349,281
Gulf Island Fabrication Inc./1/                 29,670         348,919
Navigators Group Inc./1/                        17,156         347,752
Ambassadors Group Inc./1/                       23,572         346,980
Illumina Inc./1/                               100,733         346,522
Akamai Technologies Inc./1/                    417,397         346,440
Equity One Inc.                                 26,156         345,259
Dover Downs Gaming & Entertainment Inc.         42,395         345,095
Drew Industries Inc./1/                         22,141         344,293
Party City Corp./1/                             25,036         344,245
Exploration Company of Delaware (The)/1/        66,047         342,784
Viewpoint Corp./1/                             157,235         342,772
I-many Inc./1/                                 171,103         342,206
MAPICS Inc./1/                                  60,913         341,113
Concord Communications Inc./1/                  67,539         341,072
Finlay Enterprises Inc./1/                      22,605         341,026
Restoration Hardware Inc./1/                    75,718         340,731
Avanex Corp./1/                                248,245         340,096
Sanderson Farms Inc.                            21,250         340,000
PriceSmart Inc./1/                              16,983         339,660
Embrex Inc./1/                                  30,547         339,072
Zymogenetics Inc./1/                            42,313         338,504
deCODE genetics Inc./1/                        153,738         338,224
Witness Systems Inc./1/                         58,074         337,991
Integrated Silicon Solution Inc./1/            113,418         337,986
Plug Power Inc./1/                              70,449         337,239
Kyphon Inc./1/                                  25,544         337,181
Republic Bancorp Inc. "A"                       29,832         335,610
Netro Corp./1/                                 163,183         334,525
Presstek Inc./1/                               129,884         331,204
Turnstone Systems Inc./1/                      149,088         330,975
Acacia Research Corp./1/                        83,339         330,939
Datastream Systems Inc./1/                      66,172         330,860
Seaboard Corp.                                   1,529         328,735
FPIC Insurance Group Inc./1/                    37,294         328,187
Aspect Communications Corp./1/                 222,770         327,472
Milacron Inc.                                   72,550         327,201
Donnelly Corp.                                  12,616         326,881
MRV Communications Inc./1/                     384,455         326,787
Rent-Way Inc./1/                               108,414         325,242
Cherokee Inc./1/                                20,158         325,149
Acclaim Entertainment Inc./1/                  295,366         324,903
Res-Care Inc./1/                                65,452         324,642
Alamo Group Inc.                                26,253         324,487
Durect Corp./1/                                104,660         324,446
Schawk Inc.                                     32,717         321,281
Xicor Inc./1/                                   88,507         319,510
Westfield Financial Inc.                        21,141         319,018
APAC Customer Services Inc./1/                 109,545         318,776
Arden Group Inc. "A"/1/                          5,724         317,739
Goody's Family Clothing Inc./1/                 67,132         316,863
Standard Motor Products Inc.                    29,273         316,441
Horizon Offshore Inc./1/                        74,940         315,572
LeCroy Corp./1/                                 35,058         314,120
Schnitzer Steel Industries Inc. "A"             17,293         312,986
Administaff Inc./1/                             81,148         312,420
Quaker Fabric Corp./1/                          49,628         312,160
Beasley Broadcast Group Inc. "A"/1/             24,836         311,940
SeeBeyond Technology Corp./1/                  221,528         310,139
Bell Microproducts Inc./1/                      73,795         308,463
Women First HealthCare Inc./1/                  65,867         308,258
Chicago Pizza & Brewery Inc./1/                 44,732         308,203
Bradley Pharmaceuticals Inc./1/                 35,102         307,494
Terra Industries Inc./1/                       165,188         305,598
Acme Communications Inc./1/                     39,169         305,518
Keithley Instruments Inc.                       25,081         304,734
PICO Holdings Inc./1/                           27,688         304,568
MedCath Corp./1/                                26,944         304,467
Euronet Worldwide Inc./1/                       60,504         304,335

Schedules of Investments                                                      63
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Charlotte Russe Holding Inc./1/                 31,929  $      303,325
Del Laboratories Inc./1/                        16,766         303,129
Bioreliance Corp./1/                            14,540         302,723
Escalade Inc./1/                                15,230         302,315
TransMontaigne Inc./1/                          60,487         301,225
Kendle International Inc./1/                    44,809         300,220
Neoforma Inc./1/                                31,729         299,204
Numerical Technologies Inc./1/                 103,075         298,918
Nelson (Thomas) Inc./1/                         33,930         298,584
Genzyme Corp. - Biosurgery Division/1/         159,177         297,661
Metris Companies Inc.                          128,570         296,997
Marine Products Corp.                           27,990         296,974
Martha Stewart Living Omnimedia Inc. "A"/1/     42,328         296,296
Penn Traffic Company (The)/1/                   45,318         295,927
ProxyMed Inc./1/                                19,409         293,658
NATCO Group Inc. "A"/1/                         38,928         293,128
Sirius Satellite Radio Inc./1/                 292,657         292,657
Nara Bancorp Inc.                               16,945         292,640
Remedy Temp Inc./1/                             23,296         291,899
Vastera Inc./1/                                135,758         291,880
Bush Industries Inc. "A"                        35,893         289,298
IMCO Recycling Inc./1/                          47,721         288,712
Answerthink Inc./1/                            198,756         288,196
Paxson Communications Corp./1/                 130,436         286,959
Alaris Medical Inc./1/                          60,076         286,563
Packeteer Inc./1/                               95,460         286,380
Tropical Sportswear International Corp./1/      22,034         286,001
Interpool Inc.                                  23,772         285,739
Cantel Medical Corp./1/                         28,252         285,345
Asbury Automotive Group Inc./1/                 32,582         285,092
Rainbow Technologies Inc./1/                   100,374         285,062
Franklin Financial Corp.                        11,554         284,691
AVANIR Pharmaceuticals "A"/1/                  247,312         284,409
Meridian Resource Corp. (The)/1/               134,104         282,959
Quanta Services Inc./1/                        135,836         282,539
Petroleum Helicopters Inc./1/                   10,731         282,225
HealthTronics Surgical Services Inc./1/         33,666         281,784
TiVo Inc./1/                                    78,265         281,754
LookSmart Ltd./1/                              290,037         281,336
DiamondCluster International Inc. "A"/1/        86,171         280,917
Allscripts Healthcare Solutions Inc./1/         98,202         280,858
Zygo Corp./1/                                   66,064         280,111
NetScout Systems Inc./1/                        76,439         279,767
Checkers Drive-in Restaurants Inc./1/           34,966         279,728
MarineMax Inc./1/                               30,968         279,022
Syntel Inc./1/                                  23,676         278,667
Nastech Pharmaceutical Co. Inc./1/              33,558         277,860
Monterey Pasta Co./1/                           59,640         277,326
Independence Holding Co.                        13,860         277,200
ANADIGICS Inc./1/                              129,770         276,410
Biopure Corp./1/                                78,756         275,646
Champps Entertainment Inc./1/                   35,172         275,397
MasTec Inc./1/                                  85,189         275,160
RadiSys Corp./1/                                69,441         274,986
HealthExtras Inc./1/                            64,663         273,524
Columbus McKinnon Corp./1/                      51,924         273,120
Computer Programs & Systems Inc./1/             12,774         273,108
Touch America Holdings Inc./1/                 440,245         272,952
Somera Communications Inc./1/                  133,133         272,923
OPNET Technologies Inc./1/                      42,839         271,171
Inverness Medical Innovations Inc./1/           28,420         269,706
Steinway Musical Instruments Inc./1/            17,561         269,561
NASB Financial Inc.                             12,944         269,106
Pain Therapeutics Inc./1/                       67,698         268,761
PDF Solutions Inc./1/                           50,755         268,494
Urologix Inc./1/                                58,852         268,365
Gaiam Inc./1/                                   23,287         267,102
Read-Rite Corp./1/                             513,550         267,046
Magnetek Inc./1/                                83,320         266,624
MedSource Technologies Inc./1/                  35,316         265,576
Coldwater Creek Inc./1/                         20,144         265,498

64                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Dynacq International Inc./1/                    22,780  $      265,159
SS&C Technologies Inc./1/                       33,334         265,005
Dover Motorsports Inc.                          66,167         264,668
US Unwired Inc. "A"/1/                         377,578         264,305
IXYS Corp./1/                                   52,436         263,753
ICT Group Inc./1/                               13,016         263,574
Lifecore Biomedical Inc./1/                     42,328         262,434
Riverstone Networks Inc./1/                    514,363         262,325
SCM Microsystems Inc./1/                        66,178         261,337
Ciphergen Biosystems Inc./1/                    86,836         260,508
Center Trust Inc.                               44,680         259,144
Kos Pharmaceuticals Inc./1/                     23,010         257,689
WESCO International Inc./1/                     59,900         257,570
Hall Kinion & Associates Inc./1/                42,784         256,704
kForce.com Inc./1/                              82,246         255,785
Applied Molecular Evolution Inc./1/             65,196         255,568
DVI Inc./1/                                     52,934         254,083
MapInfo Corp./1/                                64,170         253,472
Specialty Laboratories Inc./1/                  27,511         252,826
Oplink Communications Inc./1/                  435,721         252,718
Inet Technologies Inc./1/                       49,708         252,020
SpeechWorks International Inc./1/              109,508         251,868
Hexcel Corp./1/                                101,158         250,872
Onyx Pharmaceuticals Inc./1/                    58,364         249,798
P.A.M. Transportation Services Inc./1/          13,074         249,452
Closure Medical Corp./1/                        22,343         249,348
Indevus Pharmaceuticals Inc./1/                160,416         248,645
Trikon Technologies Inc./1/                     43,693         248,176
BWAY Corporation/1/                             17,849         248,101
Ulticom Inc./1/                                 44,849         248,015
Benihana Inc./1/                                19,923         247,045
Roxio Inc./1/                                   81,404         246,654
Seattle Genetics Inc./1/                        76,259         245,554
Vitria Technology Inc./1/                      314,727         245,487
Sequenom Inc./1/                               159,108         245,026
Tripos Inc./1/                                  31,052         243,758
Willow Grove Bancorp Inc.                       20,585         242,903
Bruker Daltonics Inc./1/                        47,479         242,618
Sonic Innovations Inc./1/                       46,056         241,794
Epix Medical Inc./1/                            53,055         240,339
Ladish Co. Inc./1/                              38,694         239,903
Advanced Tissue Sciences Inc./1/               310,395         239,004
Trico Marine Services Inc./1/                   93,259         236,878
Mestek Inc./1/                                  12,893         235,297
Bone Care International Inc./1/                 40,624         234,807
Netegrity Inc./1/                              113,890         234,613
American Superconductor Corp./1/                86,823         234,422
Salton Inc./1/                                  27,477         233,829
iGate Corp./1/                                  85,402         232,293
U.S. Xpress Enterprises Inc. "A"/1/             23,675         231,542
Sypris Solutions Inc./1/                        21,160         229,586
Price Legacy Corporation/1/                     78,276         229,349
Discovery Partners International Inc./1/        71,795         229,026
Q-Med Inc./1/                                   32,669         228,356
NetFlix Inc./1/                                 23,523         228,173
Value Line Inc.                                  5,783         225,537
1-800 CONTACTS INC./1/                          22,510         225,100
Harvard Bioscience Inc./1/                      74,262         225,014
Matria Healthcare Inc./1/                       26,195         224,753
Maui Land & Pineapple Co. Inc./1/               12,472         224,496
Michael Baker Corp./1/                          21,620         222,686
Midwest Express Holdings Inc./1/                55,557         222,228
Trans World Entertainment Corp./1/              70,525         222,154
Catapult Communications Corp./1/                22,659         220,925
Mesaba Holdings Inc./1/                         40,605         220,891
Virco Manufacturing Corp.                       22,632         219,526
Bebe Stores Inc./1/                             18,549         219,064
Culp Inc./1/                                    25,594         217,549
Proton Energy Systems Inc./1/                  102,613         217,540
Wyndham International Inc. "A"/1/              635,457         216,055
SuperGen Inc./1/                               124,515         215,411
Smart & Final Inc./1/                           50,167         213,210

Schedules of Investments                                                      65
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                        Shares           Value
----------------------------------------------------------------------
Altiris Inc./1/                                 21,207  $      211,010
Lawson Software Inc./1/                         59,602         210,991
TriPath Imaging Inc./1/                         93,280         209,880
Nuance Communications Inc./1/                  122,639         208,486
Quadramed Corp./1/                             115,138         208,400
National Beverage Corp./1/                      15,245         208,247
Bio-Reference Laboratories Inc./1/              31,024         201,656
3D Systems Corp./1/                             30,615         201,447
FAO Inc./1/                                     70,625         201,281
MIPS Technologies Inc. "A"/1/                  151,103         200,816
Transcontinental Realty Investments Inc./1/     12,141         200,205
Castle (A.M.) & Co.                             29,593         199,753
ITXC Corp./1/                                   80,463         199,548
California First National Bancorp               14,764         199,462
Medis Technologies Ltd./1/                      45,885         196,388
EarthShell Corp./1/                            280,233         196,163
Capstone Turbine Corp./1/                      328,500         193,815
CTB International Corp./1/                      14,923         190,850
Redback Networks Inc./1/                       614,700         190,557
Active Power Inc./1/                           142,123         190,445
Artesyn Technologies Inc./1/                   125,401         189,356
NetRatings Inc./1/                              32,401         189,222
Endocardial Solutions Inc./1/                   58,462         188,832
MetaSolv Inc./1/                               122,844         187,951
Virbac Corp./1/                                 36,831         187,101
Vical Inc./1/                                   80,607         186,202
RITA Medical Systems Inc./1/                    42,349         185,870
Drugstore.com Inc./1/                          110,432         184,421
Sipex Corp./1/                                 107,940         183,498
Monarch Casino & Resort Inc./1/                 13,614         181,338
CryoLife Inc./1/                                69,226         180,680
Flow International Corp./1/                     55,830         180,331
Electroglas Inc./1/                             89,690         179,380
Richardson Electronics Ltd.                     27,243         179,259
Rigel Pharmaceuticals Inc./1/                  111,321         178,114
Actuate Corp./1/                               187,031         177,679
Net2Phone Inc./1/                               75,175         177,413
Synplicity Inc./1/                              40,615         175,051
ABIOMED Inc./1/                                 52,913         174,613
NIC Inc./1/                                    102,079         174,555
Coca-Cola Bottling Co. Consolidated              3,713         174,140
Tremont Corp.                                    5,402         172,918
Triton PCS Holdings Inc. "A"/1/                 82,516         172,458
Championship Auto Racing Teams Inc./1/          45,690         172,251
Aphton Corp./1/                                 76,757         171,936
Seminis Inc. "A"/1/                             58,596         171,686
Green Mountain Coffee Inc./1/                   13,311         171,579
Handspring Inc./1/                             182,319         171,380
Peregrine Pharmaceuticals Inc./1/              405,099         170,142
Liquidmetal Technologies/1/                     21,267         169,923
Carmike Cinemas Inc./1/                          9,414         169,452
Progenics Pharmaceuticals Inc./1/               33,518         168,260
Atlas Air Worldwide Holdings Inc./1/            69,813         168,249
Union Acceptance Corp. "A"/1/                   41,741         168,216
Leeds Federal Bankshares Inc.                    5,287         167,228
ADE Corp./1/                                    39,646         166,910
Verint Systems Inc./1/                          19,156         165,297
Dominion Homes Inc./1/                          10,647         165,028
Manufacturers Services Ltd./1/                  61,026         164,770
AXT Inc./1/                                     79,063         164,451
Johnson Outdoors Inc. "A"/1/                    15,590         163,851
Sonus Networks Inc./1/                         767,231         161,119
Lannett Co. Inc./1/                             15,755         158,338
EMCORE Corp./1/                                102,221         155,376
Ceres Group Inc./1/                             80,505         155,375
Paradyne Networks Inc./1/                      116,422         154,841
Inktomi Corp./1/                               616,583         154,146
DHB Industries Inc./1/                          70,631         149,738
eUniverse Inc./1/                               50,737         148,659
IMPCO Technologies Inc./1/                      41,288         148,637
ON Semiconductor Corp./1/                      118,271         147,839
Mattson Technology Inc./1/                      88,867         146,631
Time Warner Telecom Inc. "A"/1/                180,717         146,381
Cache Inc./1/                                   11,002         146,327
CompX International Inc.                        15,709         145,780

66                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

Security                                                  Shares           Value
--------------------------------------------------------------------------------
WestPoint Stevens Inc./1/                                147,895  $      144,937
dELiA*s Corp. "A"/1/                                     137,407         144,277
Private Media Group Inc./1/                               61,053         144,085
Spectrian Corp./1/                                        48,725         143,739
Embarcadero Technologies Inc./1/                          34,125         142,984
Sangamo BioSciences Inc./1/                               72,299         142,429
EMC Insurance Group Inc.                                   9,982         142,343
Pegasystems Inc./1/                                       25,881         141,310
Centillium Communications Inc./1/                        117,752         141,302
PDI Inc./1/                                               34,698         141,221
Sanchez Computer Associates Inc./1/                       57,808         141,052
Chordiant Software Inc./1/                               151,537         140,929
August Technology Corp./1/                                31,019         139,585
Inforte Corp./1/                                          27,231         139,423
Covansys Corporation/1/                                   81,499         138,548
Syntroleum Corp./1/                                       83,145         138,021
Guess ? Inc./1/                                           31,784         136,353
Protection One Inc./1/                                    50,268         135,724
First Banks America Inc./1/                                3,335         133,900
MEEMIC Holdings Inc./1/                                    4,523         129,629
RCN Corp./1/                                             251,380         128,204
Med-Design Corp. (The)/1/                                 36,069         127,324
Tellium Inc./1/                                          330,946         125,759
Mail-Well Inc./1/                                        120,557         125,379
Technical Olympic USA Inc./1/                              8,178         124,952
Quovadx Inc./1/                                           88,687         124,162
Bridgeford Food Corp.                                     12,269         123,426
Centennial Communications Corp. "A"/1/                    42,478         123,186
Mossimo Inc./1/                                           20,707         121,757
Portal Software Inc./1/                                  506,428         121,543
NaPro BioTherapeutics Inc./1/                            108,264         121,256
DJ Orthopedics Inc./1/                                    31,043         118,584
Midas Inc./1/                                             23,472         117,360
ClearOne Communications Inc./1/                           33,705         114,934
Novadigm Inc./1/                                          57,355         114,710
PC Connection Inc./1/                                     27,904         113,290
Stratos Lightwave Inc./1/                                308,893         111,201
Nassda Corp./1/                                           21,236         110,852
Revlon Inc. "A"/1/                                        36,229         108,325
Factory 2-U Stores Inc./1/                                54,966         106,634
Inrange Technologies Corp./1/                             36,832         102,761
TTM Technologies Inc./1/                                  65,254         102,449
Synaptics Inc./1/                                         21,227         102,102
Homestore.com Inc./1/                                    328,183          98,455
Inter Parfums Inc.                                        13,989          93,474
Advanced Power Technology Inc./1/                         23,307          90,664
NYMAGIC Inc./1/                                            6,137          88,618
SONICblue Inc./1/                                        363,799          87,312
Digitas Inc./1/                                           39,685          87,307
Therma-Wave Inc./1/                                      104,775          82,772
Nanometrics Inc./1/                                       30,538          81,231
Bruker AXS Inc./1/                                        38,387          80,613
PLX Technology Inc./1/                                    72,021          79,223
Actrade Financial Technologies Ltd./1,2/                  30,524          76,920
Overstock.com Inc./1/                                     12,764          75,946
Alamosa Holdings Inc./1/                                 312,661          71,912
Caminus Corp./1/                                          39,516          70,338
Aurora Foods Inc./1/                                     100,297          65,193
SimpleTech Inc./1/                                        30,457          64,873
UbiquiTel Inc./1/                                        248,946          62,237
Next Level Communications Inc./1/                         70,163          54,026
Infogrames Inc./1/                                        23,680          52,570
Optical Communication Products Inc./1/                    63,371          48,796
ATA Holdings Corp./1/                                     13,762          46,791
AirGate PCS Inc./1/                                      103,835          45,687
Acterna Corp./1/                                         113,389          45,356
Alaska Communications Systems Group Inc./1/               26,321          44,219
Deltagen Inc./1/                                          29,253          43,879
BriteSmile Inc./1/                                        51,184          38,388
Suntron Corp./1/                                          10,597          34,440
DDi Corp./1/                                             203,709          32,390
Liberty Livewire Corp. "A"/1/                             20,490          32,169
Dobson Communications Corp. "A"/1/                        89,915          27,874

Schedules of Investments                                                      67
iSHARES RUSSELL 2000 INDEX FUND
September 30, 2002

                                                 Shares or
Security                                         Principal          Value
-------------------------------------------------------------------------
Magellan Health Services
  Inc./1/                                         103,051  $       26,793
Cross Media Marketing
  Corp./1/                                         35,513          26,635
Penton Media Inc./1/                               63,174          15,169
HPL Technologies Inc./1/                           44,761           2,241

TOTAL COMMON STOCKS
  (Cost: $3,305,582,216)                                    2,402,549,054

SHORT TERM INSTRUMENTS - 12.00%
Barclays Global Investors Funds
  Institutional Money Market
     Fund,
  Institutional Shares                        247,576,827     247,576,827
Dreyfus Money Market Fund                      13,365,679      13,365,679
General Electric
  Commercial Paper
  1.74%, 11/04/02                            $  8,000,000       8,000,000

Security                                           Shares           Value
-------------------------------------------------------------------------
Goldman Sachs Financial
  Square Prime Obligation
  Fund                                            963,139  $      963,139
Providian Temp Cash Money
  Market Fund                                  18,998,513      18,998,513
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $288,904,158)                                        288,904,158

TOTAL INVESTMENTS IN
  SECURITIES - 111.79%
  (Cost $3,594,486,374)                                     2,691,453,212
OTHER ASSETS, LESS LIABILITIES - (11.79%)                    (283,770,835)
                                                           --------------
NET ASSETS - 100.00%                                       $2,407,682,377
                                                           ==============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See notes to financial statements.

68                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 99.92%
Corinthian Colleges Inc./1/                   51,336  $  1,937,425
Techne Corp./1/                               56,400     1,849,356
Covance Inc./1/                               84,460     1,652,882
Overture Services Inc./1/                     69,205     1,631,162
Hilb Rogal & Hamilton Co.                     38,764     1,599,015
Scios Inc./1/                                 62,797     1,598,184
Neurocrine Biosciences Inc./1/                38,245     1,568,045
Stericycle Inc./1/                            45,529     1,544,344
Take-Two Interactive Software Inc./1/         51,280     1,487,120
United Bancshares Inc.                        49,618     1,439,418
Corporate Executive Board Co. (The)/1/        50,156     1,431,954
Federal Realty Investment Trust               52,327     1,412,829
Macerich Co. (The)                            44,263     1,371,268
CACI International Inc. "A"/1/                38,617     1,368,973
Roper Industries Inc.                         39,499     1,362,715
IDEXX Laboratories Inc./1/                    43,220     1,337,573
Respironics Inc./1/                           41,549     1,329,983
AMETEK Inc.                                   44,787     1,304,197
Apria Healthcare Group Inc./1/                55,324     1,303,433
Pacific Capital Bancorp                       47,471     1,289,217
Chelsea Property Group Inc.                   37,699     1,272,341
Washington Real Estate Investment Trust       49,950     1,267,731
Transkaryotic Therapies Inc./1/               37,907     1,236,451
Invacare Corp.                                35,718     1,223,341
Staten Island Bancorp Inc.                    69,765     1,213,911
International Bancshares Corp.                30,755     1,196,062
Chittenden Corp.                              40,274     1,192,110
ResMed Inc./1/                                41,256     1,179,922
Chesapeake Energy Corp.                      178,671     1,179,229
Regis Corp.                                   41,225     1,166,255
First Bancorp                                 30,177     1,150,347
Cabot Microelectronics Corp./1/               30,702     1,143,342
Sonic Corp./1/                                49,321     1,139,315
Enzon Inc./1/                                 58,346     1,122,577
Province Healthcare Co./1/                    64,863     1,112,400
Shurgard Storage Centers Inc. "A"             35,147     1,111,348
InterMune Inc./1/                             33,858     1,111,220
THQ Inc./1/                                   53,413     1,110,990
Waste Connections Inc./1/                     31,640     1,100,756
Intergraph Corp./1/                           63,463     1,084,583
Cooper Companies Inc.                         20,640     1,083,600
ITT Educational Services Inc./1/              57,586     1,080,889
Too Inc./1/                                   46,024     1,071,439
Evergreen Resources Inc./1/                   25,757     1,055,522
Varian Inc./1/                                37,862     1,045,370
Olin Corp.                                    63,622     1,042,128
TrustCo Bank Corp. NY                         98,047     1,037,141
CLARCOR Inc.                                  33,673     1,033,761
Alexandria Real Estate Equities Inc.          24,193     1,027,719
Landstar System Inc./1/                       20,698     1,014,719
Amylin Pharmaceuticals Inc./1/                60,716     1,009,100
CAL Dive International Inc./1/                49,854     1,005,406
FTI Consulting Inc./1/                        25,033       995,312
Key Energy Services Inc./1/                  123,646       974,330
UCBH Holdings Inc.                            24,667       969,166
Essex Property Trust Inc.                     19,506       964,377
Lincoln Electric Holding Inc.                 43,092       953,669
Smucker (J.M.) Co. (The)                      25,691       942,860
Unit Corp./1/                                 48,938       937,163
Brookline Bancorp Inc.                        79,571       935,040
Patina Oil & Gas Corp.                        32,483       925,766
Arbitron Inc./1/                              26,358       898,808
Otter Tail Corp.                              33,651       886,367
Perrigo Co./1/                                83,123       883,597
Mills Corp.                                   29,638       879,063
Fred's Inc.                                   29,409       878,094
Matthews International Corp. "A"              37,146       868,102
Airgas Inc./1/                                65,917       865,490
Bio-Rad Laboratories Inc. "A"/1/              22,907       862,678
Pinnacle Systems Inc./1/                      79,729       861,073
Spinnaker Exploration Co./1/                  29,790       854,973
Mentor Corp.                                  26,737       852,376
Linens `N Things Inc./1/                      46,299       850,513
Panera Bread Co. "A"/1/                       31,099       839,673
AmSurg Corp./1/                               27,747       837,127
Jeffries Group Inc.                           21,901       835,742
Plantronics Inc./1/                           51,251       835,391
Pediatrix Medical Group Inc./1/               26,943       834,964
Plains Resource Inc./1/                       32,367       834,421

Schedules of Investments                                                      69
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
DRS Technologies Inc./1/                      22,408  $    834,026
Pacific Sunwear of California Inc./1/         40,926       833,253
Hyperion Solutions Corp./1/                   45,173       828,925
S&T Bancorp Inc.                              32,748       824,595
Priority Healthcare Corp. "B"/1/              32,616       821,923
Grey Wolf Inc./1/                            226,817       816,541
Cathay Bancorp Inc.                           20,891       814,749
Superior Industries International Inc.        17,161       807,940
Brady Corp. "A"                               24,950       803,390
Chateau Communities Inc.                      30,408       803,075
Christopher & Banks Corp./1/                  31,840       799,821
Trimeris Inc./1/                              17,936       796,717
Nautilus Group Inc. (The)/1/                  40,557       790,862
Wilson Greatbatch Technologies Inc./1/        28,418       790,020
Baldor Electric Co.                           41,256       787,990
Alliance Gaming Corp./1/                      50,785       785,136
CVB Financial Corp.                           35,722       783,741
Penn National Gaming Inc./1/                  41,193       777,724
Hot Topic Inc./1/                             42,803       771,738
Southwest Bancorp of Texas Inc./1/            21,159       770,399
Coinstar Inc./1/                              29,507       760,690
Chiquita Brands International Inc./1/         48,708       752,539
FactSet Research Systems Inc.                 28,221       749,268
SangStat Medical Corp./1/                     35,775       746,266
Syncor International Corp./1/                 23,239       746,204
Price Communications Corp./1/                 65,430       739,359
Ryan's Family Steak Houses Inc./1/            60,090       731,295
Thor Industries Inc.                          20,816       723,564
ABM Industries Inc.                           51,170       721,497
NBTY Inc./1/                                  55,569       721,286
NPS Pharmaceuticals Inc./1/                   35,048       720,867
Macrovision Corp./1/                          57,985       709,157
Flir Systems Inc./1/                          20,249       708,513
ADVO Inc./1/                                  22,186       704,405
Cost Plus Inc./1/                             26,206       703,631
Interstate Bakeries Corp.                     26,379       700,890
Western Digital Corp./1/                     148,358       697,283
Mercury Computer Systems Inc./1/              29,363       692,967
Oshkosh Truck Corp.                           12,233       689,941
Hovnanian Enterprises Inc. "A"/1/             20,393       689,283
Pharmaceutical Resources Inc./1/              24,471       684,699
Varian Semiconductor Equipment
  Associates Inc./1/                          41,630       684,397
Identix Inc./1/                              113,787       677,033
National Penn Bancshares Inc.                 24,102       673,892
Cambrex Corp.                                 18,131       667,221
Avocent Corp./1/                              49,833       666,766
SCP Pool Corp./1/                             24,314       666,447
Libbey Inc.                                   20,913       666,288
Tupperware Corp.                              39,750       660,645
Kronos Inc./1/                                26,740       658,606
Black Box Corp./1/                            19,766       656,231
Engineered Support Systems Inc.               11,488       655,276
Carlisle Companies Inc.                       17,858       655,031
Silicon Laboratories Inc./1/                  35,654       653,538
East West Bancorp Inc.                        19,332       652,648
Dime Community Bancshares                     30,306       649,155
Axcelis Technologies Inc./1/                 132,838       648,249
Winnebago Industries Inc.                     16,351       646,355
InterDigital Communications Corp./1/          73,843       642,434
Borland Software Corp./1/                     82,243       640,673
Foundry Networks Inc./1/                     116,744       639,757
Red Hat Inc./1/                              134,424       638,514
Cognizant Technology Solutions Corp./1/       11,038       634,354
P.F. Chang's China Bistro Inc./1/             21,850       634,305
Cognex Corp./1/                               45,548       633,573
Yankee Candle Co. Inc. (The)/1/               36,725       630,568
Harleysville National Corp.                   25,981       627,181
American Italian Pasta Co. "A"/1/             17,549       626,324
WD-40 Co.                                     21,631       625,136
Isis Pharmaceuticals Inc./1/                  63,298       624,118
Simpson Manufacturing Co. Inc./1/             19,861       623,437
Documentum Inc./1/                            53,629       619,415
Argosy Gaming Co./1/                          26,916       617,991
Cree Inc./1/                                  49,249       615,612
Cross Country Inc./1/                         43,761       612,654
Regeneron Pharmaceuticals Inc./1/             45,358       612,333
Glimcher Realty Trust                         32,621       611,318
Community First Bankshares Inc.               21,907       610,767

70                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Albany International Corp. "A"                32,174  $    610,663
VISX Inc./1/                                  65,234       602,110
Digital Insight Corp./1/                      38,275       601,683
PRG-Schultz International Inc./1/             48,340       598,449
Harland (John H.) Co.                         22,027       598,033
Internet Security Systems Inc./1/             48,491       597,409
Grey Global Group Inc.                         1,012       597,080
Strayer Education Inc.                        10,028       596,566
DoubleClick Inc./1/                          115,778       595,099
United Natural Foods Inc./1/                  25,788       593,898
Adolor Corp./1/                               42,335       593,537
Rare Hospitality International Inc./1/        25,265       591,706
Sierra Health Services Inc./1/                32,940       590,944
UGI Corp.                                     16,204       589,015
Extreme Networks Inc./1/                     139,747       588,335
Paxar Corp./1/                                40,440       587,998
KV Pharmaceuticals Co./1/                     30,938       584,728
Alkermes Inc./1/                              73,977       583,679
Hollywood Entertainment Corp./1/              40,132       582,717
SanDisk Corp./1/                              44,319       581,022
Kroll Inc./1/                                 29,225       579,532
Haemonetics Corp./1/                          24,397       578,941
Anchor BanCorp Wisconsin Inc.                 28,599       577,700
SurModics Inc./1/                             18,135       576,149
Manitowoc Co. Inc. (The)                      20,814       569,263
IHOP Corp./1/                                 23,575       568,157
Insight Enterprises Inc./1/                   55,610       564,441
Skyworks Solutions Inc./1/                   123,089       557,593
Frontier Financial Corp.                      21,841       556,509
Manufactured Home Communities Inc.            17,405       554,871
BARRA Inc./1/                                 20,301       554,623
American Medical Systems Holdings Inc./1/     26,439       548,609
United Community Banks Inc.                   22,462       545,827
Fossil Inc./1/                                27,195       545,260
W-H Energy Services Inc./1/                   31,466       544,362
Tekelec/1/                                    62,988       543,586
DIANON Systems Inc./1/                        11,489       543,545
Action Performance Companies Inc./1/          21,142       543,349
Ocular Sciences Inc./1/                       22,984       536,906
Oceaneering International Inc./1/             20,915       532,287
IGEN International Inc./1/                    17,800       531,864
Federal Signal Corp.                          28,817       530,809
Unilab Corp./1/                               25,247       529,430
Gymboree Corp./1/                             32,458       529,390
SureWest Communications                       18,086       529,377
Jack in the Box Inc./1/                       23,203       529,028
Plexus Corp./1/                               56,927       526,575
Arch Coal Inc.                                31,765       525,711
Banta Corp.                                   14,773       524,441
Ferro Corp.                                   22,691       524,162
ICU Medical Inc./1/                           14,301       522,273
Itron Inc./1/                                 28,398       522,239
MICROS Systems Inc./1/                        22,454       520,708
ATMI Inc./1/                                  36,702       517,498
Electro Scientific Industries Inc./1/         34,824       516,440
S1 Corp./1/                                   96,096       515,075
Progress Software Corp./1/                    42,557       514,940
TriQuint Semiconductor Inc./1/               145,860       514,886
Suffolk Bancorp                               15,908       512,238
Myriad Genetics Inc./1/                       32,308       511,759
Commonwealth Telephone Enterprises Inc./1/    14,702       511,189
Atlantic Coast Airlines Holdings Inc./1/      55,101       509,684
Exar Corp./1/                                 44,120       509,586
Cyberonics Inc./1/                            29,526       508,142
Boston Private Financial Holdings Inc.        23,851       508,026
Delta & Pine Land Co.                         27,092       507,704
Knight Transportation Inc./1/                 32,517       504,014
Invision Technologies Inc./1/                 15,677       501,821
Idex Corp.                                    17,560       501,338
Inter-Tel Inc.                                24,602       500,651
Rogers Corp./1/                               21,432       500,437
Donnelley (R.H.) Corp./1/                     19,148       497,848
Nextel Partners Inc. "A"/1/                   91,735       493,534
Pennsylvania Real Estate Investment Trust     19,136       492,943
Financial Federal Corp./1/                    15,430       491,445

Schedules of Investments                                                      71
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Rambus Inc./1/                               113,170  $    491,158
Blyth Inc.                                    17,476       487,580
FMC Corp./1/                                  18,834       486,294
Entegris Inc./1/                              62,254       483,714
eFunds Corp./1/                               51,492       483,046
Pacific Northwest Bancorp                     17,729       482,761
Odyssey Healthcare Inc./1/                    16,114       482,614
Sylvan Learning Systems Inc./1/               35,257       482,316
Armor Holdings Inc./1/                        32,049       480,415
OshKosh B'Gosh Inc. "A"                       13,972       480,078
Albany Molecular Research Inc./1/             28,050       477,691
Wintrust Financial Corp.                      16,626       476,335
NDCHealth Corp.                               30,613       476,032
FEI Co./1/                                    32,754       473,295
Quest Software Inc./1/                        50,305       472,867
Payless ShoeSource Inc./1/                     8,693       469,509
McDATA Corp. "A"/1/                           85,874       466,296
Ameritrade Holding Corp./1/                  124,755       465,336
Headwaters Inc./1/                            33,620       464,628
Monaco Coach Corp./1/                         22,810       456,884
Papa John's International Inc./1/             15,659       456,147
Station Casinos Inc./1/                       26,728       454,643
United Surgical Partners International
  Inc./1/                                     20,567       453,091
Maverick Tube Corp./1/                        51,065       452,947
Biosite Inc./1/                               15,581       451,693
MAXIMUS Inc./1/                               20,158       451,539
Hollinger International Inc.                  49,659       451,400
Hooper Holmes Inc.                            72,684       450,641
Georgia Gulf Corp.                            19,683       450,150
Group 1 Automotive Inc./1/                    20,119       449,660
ElkCorp                                       26,323       449,334
Shuffle Master Inc./1/                        24,100       448,501
Enzo Biochem Inc./1/                          31,316       447,819
Umpqua Holdings Corp.                         27,150       446,075
CARBO Ceramics Inc.                           12,446       446,065
Martek Biosciences Corp./1/                   27,014       442,489
California Pizza Kitchen Inc./1/              19,220       442,252
Keane Inc./1/                                 65,430       441,652
W Holding Co. Inc.                            26,969       439,595
Sun Communities Inc.                          11,969       439,262
Frontier Oil Corp.                            35,422       439,233
Stone Energy Corp./1/                         13,440       436,800
AMERIGROUP Corp./1/                           13,008       436,548
Dionex Corp./1/                               16,986       434,162
Telik Inc./1/                                 34,985       433,114
Mentor Graphics Corp./1/                      88,727       432,988
Quiksilver Inc./1/                            19,150       432,598
Schweitzer-Mauduit International Inc.         20,245       432,231
FileNET Corp./1/                              41,644       431,015
Teledyne Technologies Inc./1/                 23,729       430,919
Pure Resources Inc./1/                        19,174       429,498
Photon Dynamics Inc./1/                       23,043       429,291
CUNO Inc./1/                                  13,906       429,000
Superior Energy Services Inc./1/              65,946       428,649
Sotheby's Holdings Inc. "A"/1/                60,892       426,244
New Century Financial Corp./1/                18,204       425,974
Jill (J.) Group Inc. (The)/1/                 24,422       425,431
Jarden Corp./1/                               15,661       425,196
ProQuest Co./1/                               13,916       422,351
Therasense Inc./1/                            30,078       419,889
Lance Inc.                                    32,909       419,590
Heartland Express Inc./1/                     22,284       417,602
AmeriPath Inc./1/                             27,988       417,021
Hecla Mining/1/                              116,619       416,330
Power Integrations Inc./1/                    34,151       416,301
Mine Safety Appliances Co.                    10,603       415,532
Insituform Technologies Inc. "A"/1/           28,934       415,174
Silicon Storage Technology Inc./1/           104,986       410,495
Aeroflex Inc./1/                              81,436       410,437
Atrix Laboratories Inc./1/                    27,699       409,945
NetIQ Corp./1/                                28,247       409,581
CPB Inc.                                       8,866       409,343
Texas Regional Bancshares Inc. "A"            12,199       408,545
Anteon International Corp./1/                 15,017       408,162
Town & Country Trust (The)                    19,386       407,688
Speedway Motorsports Inc./1/                  17,253       406,308
Wright Medical Group Inc./1/                  21,242       404,235
Watson Wyatt & Co. Holdings/1/                20,099       401,980
Topps Co. (The)/1/                            46,631       401,959

72                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Advanced Neuromodulation Systems Inc./1/      12,067  $    401,590
Black Hills Corp.                             15,319       401,205
First Niagara Financial Group Inc.            12,696       401,067
Getty Realty Corp.                            20,947       399,669
Mississippi Valley Bancshares Inc.             8,018       399,457
Integra LifeSciences Holdings Corp./1/        25,058       398,172
United National Bancorp                       19,291       397,009
Sterling Financial Corp. (Pennsylvania)       16,985       396,260
Aaron Rents Inc. "B"                          17,179       395,117
Scientific Games Corp. "A"/1/                 58,955       395,057
Sybron Dental Specialties Inc./1/             28,190       394,378
Serologicals Corp./1/                         29,306       392,407
Standard Register Co. (The)                   16,339       392,136
Apogee Enterprises Inc.                       35,839       392,079
AFC Enterprises Inc./1/                       19,376       391,201
Mediacom Communications Corp./1/              72,767       390,759
Hydril Co./1/                                 15,705       390,740
Applera Corp. - Celera Genomics Group/1/      49,126       390,552
DSP Group Inc./1/                             24,164       388,050
Connetics Corp./1/                            41,615       384,939
Genlyte Group Inc. (The)/1/                   10,843       384,384
Bright Horizons Family Solutions Inc./1/      13,714       383,032
Duane Reade Inc./1/                           23,889       382,224
ScanSource Inc./1/                             6,571       381,447
Berry Petroleum Co. "A"                       22,433       381,137
Technitrol Inc.                               25,486       381,016
Southwestern Energy Co./1/                    31,660       379,920
Toro Co.                                       6,745       379,406
CONMED Corp./1/                               18,789       378,598
Cato Corp. "A"                                19,833       376,430
Electronics Boutique Holdings Corp./1/        13,660       374,967
Saga Communications Inc./1/                   20,259       374,792
Pre-Paid Legal Services Inc./1/               18,830       374,340
VitalWorks Inc./1/                            51,323       373,118
INAMED Corp./1/                               16,192       372,416
Resources Connection Inc./1/                  25,824       372,124
Rollins Inc.                                  19,151       371,529
Genta Inc./1/                                 57,830       371,269
Franklin Electric Co. Inc.                     8,662       370,300
Tier Technologies Inc. "B"/1/                 19,556       370,000
AnnTaylor Stores Corp./1/                     15,969       367,766
Landauer Inc.                                 11,071       367,004
PracticeWorks Inc./1/                         21,160       366,068
Vector Group Ltd.                             28,958       364,581
Tompkins Trustco Inc.                          8,471       363,406
Oriental Financial Group Inc.                 16,502       363,044
Tennant Co.                                   11,211       362,676
Lattice Semiconductor Corp./1/                58,291       362,570
O'Charley's Inc./1/                           19,302       361,739
Rayovac Corp./1/                              29,585       360,937
Photronics Inc./1/                            35,868       360,832
School Specialty Inc./1/                      14,401       360,169
Sepracor Inc./1/                              68,497       358,924
Newpark Resources Inc./1/                     90,361       357,830
Atwood Oceanics Inc./1/                       12,175       356,119
Cubic Corp.                                   20,939       355,963
Manhattan Associates Inc./1/                  26,326       355,928
Tularik Inc./1/                               51,881       355,385
Medicines Co. (The)/1/                        32,183       353,305
Movie Gallery Inc./1/                         23,491       352,600
City Holding Co.                              13,665       351,737
WebEx Communications Inc./1/                  31,371       351,041
Labor Ready Inc./1/                           55,539       351,006
NBT Bancorp Inc.                              20,312       350,788
Oakley Inc./1/                                34,845       350,192
ENDOcare Inc./1/                              24,470       350,166
Conceptus Inc./1/                             22,873       349,957
Parametric Technology Corp./1/               194,291       349,724
Washington Trust Bancorp Inc.                 17,672       348,845
Ligand Pharmaceuticals Inc. "B"/1/            51,184       348,051
AC Moore Arts & Crafts Inc./1/                16,457       347,736
Guitar Center Inc./1/                         18,509       347,599
MGE Energy Inc.                               13,544       347,539
Noven Pharmaceuticals Inc./1/                 28,239       345,645
ANSYS Inc./1/                                 20,044       345,358
Magnum Hunter Resources Inc./1/               65,665       344,741

Schedules of Investments                                                      73
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
West Pharmaceutical Services Inc.             16,092  $    344,691
Lone Star Technologies Inc./1/                29,074       344,527
Zoll Medical Corp./1/                         11,324       344,250
Glacier Bancorp Inc.                          15,096       343,887
Intermagnetics General Corp./1/               20,043       342,134
Helix Technology Corp.                        35,396       341,571
Nordson Corp.                                 14,372       341,191
Owens & Minor Inc.                            23,873       341,145
Select Medical Corp./1/                       23,823       340,669
American Capital Strategies Ltd.              18,029       339,666
RehabCare Group Inc./1/                       14,656       338,993
CSK Auto Corp./1/                             26,925       336,024
Mid Atlantic Realty Trust                     20,914       335,251
Veeco Instruments Inc./1/                     30,940       334,152
PolyMedica Corp./1/                           12,599       332,866
MacDermid Inc.                                16,674       332,646
Immunomedics Inc.                             55,433       332,598
G&K Services Inc. "A"                          9,821       332,441
Websense Inc./1/                              28,592       331,953
ImClone Systems Inc./1/                       42,551       331,898
New England Business Service Inc.             15,646       330,913
TeleTech Holdings Inc./1/                     52,774       329,838
Lindsay Manufacturing Co.                     13,552       328,365
American Management Systems Inc./1/           25,772       328,078
Kopin Corp./1/                                94,151       327,645
Alloy Inc./1/                                 39,424       327,613
Sterling Bancshares Inc.                      24,996       326,698
Global Industries Ltd./1/                     79,062       326,526
Intuitive Surgical Inc./1/                    40,766       325,720
Legato Systems Inc./1/                       118,090       325,692
ArthroCare Corp./1/                           26,870       325,664
Symyx Technologies Inc./1/                    31,057       325,167
Kirby Corp./1/                                14,353       324,665
Independent Bank Corp. (Massachusetts)        16,326       324,561
Royal Gold Inc.                               16,981       323,828
ValueVision Media Inc./1/                     27,361       321,765
MedQuist Inc./1/                              13,708       321,699
Silicon Image Inc./1/                         78,613       321,527
Ventana Medical Systems Inc./1/               17,139       321,013
Spanish Broadcasting System Inc. "A"/1/       48,992       320,898
Newport Corp./1/                              28,195       318,040
American Woodmark Corp.                        6,267       317,988
CoStar Group Inc./1/                          17,665       317,970
Federal Agricultural Mortgage Corp./1/        10,768       317,764
Genesis Microchip Inc./1/                     41,383       317,408
Houston Exploration Co./1/                    10,184       317,232
Cohu Inc.                                     28,027       316,705
GulfMark Offshore Inc./1/                     18,227       315,327
EDO Corp.                                     14,057       315,017
Crown American Realty Trust                   34,124       313,600
Wet Seal Inc. "A"/1/                          31,353       313,530
Per-Se Technologies Inc./1/                   31,517       311,388
Right Management Consultants Inc./1/          12,626       311,105
StarTek Inc./1/                               14,120       310,781
eSpeed, Inc./1/                               30,538       310,266
Avid Technology Inc./1/                       30,084       309,865
Cerus Corp./1/                                18,324       305,461
Ascential Software Corp./1/                  164,179       305,045
Genesco Inc./1/                               21,990       303,462
Powerwave Technologies Inc./1/                88,665       300,574
Herley Industries Inc./1/                     16,166       300,203
Merit Medical Systems Inc./1/                 15,533       299,942
Information Holdings Inc./1/                  13,842       299,679
Sandy Spring Bancorp Inc.                      9,695       298,606
TIBCO Software Inc./1/                        79,340       297,525
Actel Corp./1/                                28,547       296,889
Alfa Corp.                                    24,083       295,017
Remington Oil & Gas Corp./1/                  20,922       295,000
Echelon Corp./1/                              33,896       294,895
MSC.Software Corp./1/                         34,559       294,443
MIM Corp./1/                                  31,140       294,273
Planar Systems Inc./1/                        18,420       293,615
Navigant Consulting Co./1/                    52,851       291,738
Key Productions Co. Inc./1/                   17,993       291,487
Steel Dynamics Inc./1/                        22,247       291,213
Asyst Technologies Inc./1/                    48,137       290,747
Zoran Corp./1/                                26,347       289,817

74                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Great Southern Bancorp Inc.                    7,721  $    289,229
Forrester Research Inc./1/                    19,291       288,786
Ennis Business Forms Inc.                     22,044       287,674
Benchmark Electronics Inc./1/                 13,652       287,375
Curtiss Wright Corp.                           4,804       287,231
Prima Energy Corp./1/                         13,675       286,765
Briggs & Stratton Corp.                        7,638       286,731
Sturm Ruger & Co. Inc.                        23,495       286,639
MAF Bancorp Inc.                               9,269       286,412
Gartner Inc. "A"/1/                           35,306       285,979
Financial Institutions Inc.                   10,521       285,645
IDX Systems Corp./1/                          22,923       284,474
BioMarin Pharmaceutical Inc./1/               49,074       284,138
SERENA Software Inc./1/                       23,587       283,044
Forward Air Corp./1/                          15,555       281,545
First Community Bancorp                        9,661       279,589
Digital River Inc./1/                         36,367       278,935
First Busey Corp. "A"                         12,267       278,093
Fleming Companies Inc.                        55,380       276,900
Citizens Inc./1/                              30,771       276,324
Multimedia Games Inc./1/                      13,946       274,611
PennRock Financial Services Corp.              9,462       274,398
Impath Inc./1/                                21,192       273,589
Fidelity National Information Solutions
  Inc./1/                                     17,809       272,300
North Pittsburgh Systems Inc.                 20,311       270,746
CorVel Corp./1/                                9,003       269,820
Trimble Navigation Ltd./1/                    27,124       268,528
Connecticut Water Service Inc.                10,447       267,652
SY Bancorp Inc.                                7,693       267,178
ESS Technology Inc./1/                        43,421       267,039
Salem Communications Corp. "A"/1/             11,900       266,798
R&G Financial Corp. "B"                       12,217       266,575
Stage Stores Inc./1/                          12,275       266,245
Airtran Holdings Inc./1/                      85,466       265,799
Peapack-Gladstone Financial Corp.              4,087       265,655
JDA Software Group Inc./1/                    37,989       265,543
Dendrite International Inc./1/                41,991       264,963
Allos Therapeutics Inc./1/                    31,136       264,033
FreeMarkets Inc./1/                           53,227       264,006
Main Street Banks Inc.                        14,181       262,774
Sensient Technologies Corp.                   12,408       262,181
United Industrial Corp.                       12,992       261,789
United Stationers Inc./1/                      9,918       260,843
Lakeland Bancorp Inc.                         15,155       258,393
Micromuse Inc./1/                            101,390       255,503
Phoenix Technologies Ltd./1/                  35,204       255,229
Ariba Inc./1/                                188,961       255,097
Retek Inc./1/                                 70,802       254,887
McGrath Rentcorp                              12,459       253,790
PEC Solutions Inc./1/                         11,400       253,764
Virginia Financial Group Inc.                  8,405       252,402
Gabelli Asset Management Inc. "A"/1/           8,479       251,402
First Financial Bankshares Inc.                6,893       251,181
Hickory Tech Corp.                            18,926       250,769
Priceline.com Inc./1/                        171,627       250,575
Arrow Financial Corp.                          8,678       248,625
Littelfuse Inc./1/                            14,704       247,321
Mykrolis Corp./1/                             40,185       247,138
Strattec Security Corp./1/                     4,843       247,090
Versicor Inc./1/                              28,972       246,841
Urban Outfitters Inc./1/                      10,097       245,256
La Jolla Pharmaceutical Co./1/                57,480       244,865
Woodward Governor Co.                          5,151       244,147
Endo Pharmaceuticals Holdings Inc./1/         28,619       244,120
Claire's Stores Inc.                          11,158       243,244
MTR Gaming Group Inc./1/                      26,398       243,126
Monolithic System Technology Inc./1/          24,260       242,600
webMethods Inc./1/                            50,182       242,379
Oak Technology Inc./1/                        75,718       240,783
Informatica Corp./1/                          77,670       240,777
Antigenics Inc./1/                            29,740       240,299
Midwest Banc Holdings Inc.                    12,579       240,133
Integral Systems Inc./1/                      12,562       240,060
Vital Sign Inc.                                8,054       239,284
Ameristar Casinos Inc./1/                     12,593       238,763
MGI Pharma Inc./1/                            34,040       238,280
Eclipsys Corp./1/                             46,859       238,044
Wild Oats Markets Inc./1/                     26,165       237,578
Bel Fuse Inc. "B"                             11,067       237,387

Schedules of Investments                                                      75
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Possis Medical Inc./1/                        23,246  $    237,342
Hologic Inc./1/                               24,215       237,307
EPIQ Systems Inc./1/                          13,420       236,997
On Assignment Inc./1/                         28,612       236,621
Boyd Gaming Corp./1/                          12,645       236,082
American Healthways Inc./1/                   14,509       234,611
Middlesex Water Co.                           10,419       234,427
ScanSoft Inc./1/                              70,560       232,848
WSFS Financial Corp.                           8,312       232,736
Ventas Inc.                                   17,406       232,370
Cray Inc./1/                                  58,790       232,220
Tejon Ranch Co./1/                             9,514       232,046
Kelly Services Inc. "A"                       10,645       230,677
Crawford & Co. "B"                            35,973       226,990
F5 Networks Inc./1/                           30,012       226,591
FalconStor Software Inc./1/                   46,171       224,853
Advanced Digital Information Corp./1/         46,694       224,131
Advanced Marketing Services Inc.              16,251       224,101
Excel Technology Inc./1/                      11,891       223,670
Shenandoah Telecommunications Co.              4,407       223,611
Energy Conversion Devices Inc./1/             20,326       220,537
Net.B@nk Inc./1/                              21,163       220,307
TALX Corp.                                    16,721       220,216
Microsemi Corp./1/                            39,178       219,789
SonoSite Inc./1/                              19,134       219,658
Molecular Devices Corp./1/                    17,514       219,100
Midway Games Inc./1/                          39,605       217,035
Isle of Capri Casinos Inc./1/                 12,994       216,740
Aaon Inc./1/                                  12,777       216,186
MatrixOne Inc./1/                             49,594       215,238
Tractor Supply Co./1/                          6,770       215,151
Metro One Telecommunications Inc./1/          25,133       213,630
Spartech Corp.                                10,086       213,420
Cobalt Corp./1/                               12,778       213,393
iDine Rewards Network Inc./1/                 23,037       213,092
Wind River Systems Inc./1/                    66,174       213,080
Pixelworks Inc./1/                            40,994       211,119
AtheroGenics Inc./1/                          33,723       211,106
General Communication Inc. "A"/1/             56,101       210,940
InterCept Inc./1/                             21,239       210,054
Learning Tree International Inc./1/           14,244       209,244
Eon Labs Inc./1/                               9,693       209,175
Renaissance Learning Inc./1/                  14,701       208,901
Exact Sciences Corp./1/                       15,506       207,315
MRO Software Inc./1/                          23,826       207,286
Immucor Inc./1/                               12,714       206,603
Global Imaging Systems Inc./1/                10,867       205,169
Acuity Brands Inc.                            16,697       204,705
Tuesday Morning Corp./1/                      11,238       204,644
Salix Pharmaceuticals Ltd./1/                 24,186       204,130
City Bank                                      7,038       203,680
Nu Skin Enterprises Inc. "A"                  16,688       203,594
Array BioPharma Inc./1/                       26,074       203,116
Palm Harbor Homes Inc./1/                     17,490       203,076
TRC Companies Inc./1/                         11,825       202,790
eResearch Technology Inc./1/                  10,980       202,581
Palm Inc./1/                                 273,399       202,315
GlobeSpanVirata Inc./1/                       85,489       201,754
Quaker Chemical Corp.                         10,482       201,674
Kulicke & Soffa Industries Inc./1/            66,906       200,718
Advanced Energy Industries Inc./1/            22,495       200,205
Bryn Mawr Bank Corp.                           5,059       199,729
Men's Wearhouse Inc. (The)/1/                 13,574       199,538
Intrado Inc./1/                               20,650       199,479
Hancock Fabrics Inc.                          12,284       198,387
Orbital Sciences Corp./1/                     58,326       198,308
Tanger Factory Outlet Centers Inc.             7,063       197,623
Hibbet Sporting Goods Inc./1/                  9,502       197,167
Independent Bank Corp. (Michigan)              5,904       195,422
Western Wireless Corp. "A"/1/                 72,363       195,380
CIMA Labs Inc./1/                              7,743       194,736
Aksys Ltd./1/                                 34,539       193,764
Beverly Enterprises Inc./1/                   79,723       192,930
Interchange Financial Services Corp.          11,644       192,708
Trex Co. Inc./1/                               7,044       192,583
VIVUS Inc./1/                                 44,508       192,275
Tyler Technologies Inc./1/                    43,611       191,888
Concurrent Computer Corp./1/                  84,074       191,689

76                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Entrust Inc./1/                               61,038  $    191,659
Ultimate Electronics Inc./1/                  14,934       190,409
Interpore International/1/                    23,414       189,653
Courier Corp.                                  4,982       189,311
Exult Inc./1/                                 64,147       189,234
Diversa Corp./1/                              22,069       188,249
Cubist Pharmaceuticals Inc./1/                36,761       187,849
Racing Champions Corp./1/                     11,494       187,812
Integrated Defense Technologies Inc./1/        9,531       187,761
Northwest Bancorp Inc.                        14,718       187,360
Skechers U.S.A. Inc. "A"/1/                   19,577       186,765
Crown Castle International Corp./1/           86,008       186,637
Radiant Systems Inc./1/                       23,305       186,440
Advisory Board Co. (The)/1/                    6,293       186,399
K-Swiss Inc. "A"                               8,722       186,389
First State Bancorp                            7,560       186,354
Central Coast Bancorp/1/                      10,063       186,065
Universal Corp.                                5,302       185,941
Riviana Foods Inc.                             8,098       185,444
ILEX Oncology Inc./1/                         38,998       185,240
Kaydon Corp.                                   9,191       184,188
LTX Corp./1/                                  40,381       184,137
Transaction Systems Architects Inc. "A"/1/    29,618       183,632
Luminex Corp./1/                              26,053       183,413
Daktronics Inc./1/                            19,114       183,303
Artisan Components Inc./1/                    20,084       182,945
Nash Finch Co.                                13,398       182,213
Republic Bancorp Inc.                         14,005       182,065
aaiPharma Inc./1/                             15,169       181,892
Primedia Inc./1/                             130,652       181,606
Community Banks Inc.                           6,747       181,089
ProBusiness Services Inc./1/                  28,602       181,051
AstroPower Inc./1/                            25,415       180,446
VCA Antech Inc./1/                            14,620       180,411
Playboy Enterprises Inc. "B"/1/               18,840       180,110
J&J Snack Foods Corp./1/                       4,874       179,607
Southwest Water Co.                           12,573       179,291
Crompton Corp.                                17,720       178,086
White Electronic Designs Corp./1/             23,769       178,030
Hanmi Financial Corp./1/                      11,844       177,660
MEMC Electronics Materials Inc./1/            53,481       177,557
OmniVision Technologies Inc./1/               26,933       177,488
Credence Systems Corp./1/                     20,420       176,837
Tetra Technologies Inc./1/                     8,746       176,232
Western Gas Resources Inc.                     5,600       175,000
Boston Beer Co. Inc. "A"/1/                   12,548       174,417
Radiologix Inc./1/                            27,251       174,406
Humboldt Bancorp                              14,548       174,285
FuelCell Energy Inc./1/                       27,613       173,962
Arrow International Inc.                       5,377       172,978
General Cable Corp.                           44,852       172,680
Elizabeth Arden Inc./1/                       14,393       172,572
Texas Biotech Corp./1/                        56,393       172,563
CCC Information Services Group Inc./1/        13,170       172,132
Impax Laboratories Inc./1/                    35,317       171,641
Friedman Billings Ramsey Group Inc. "A"/1/    16,918       171,379
Capitol Bancorp Ltd.                           9,729       169,479
Del Monte Foods Co./1/                        20,716       169,250
Universal Electronics Inc./1/                 18,730       167,634
Chattem Inc./1/                                4,105       167,607
Orthologic Corp./1/                           43,224       167,268
Systems & Computer Technology Corp./1/        23,889       167,223
CoorsTek Inc./1/                              11,139       167,085
Intertan Inc./1/                              23,880       166,682
Drexler Technology Corp./1/                   11,461       166,643
First Community Bancshares Inc.                5,613       165,359
Magma Design Automation Inc./1/               18,518       165,181
Cholestech Corp./1/                           15,928       165,173
Sharper Image Corp./1/                         8,632       165,044
Buca Inc./1/                                  20,624       164,992
Verity Inc./1/                                16,537       164,543
Quixote Corp.                                  8,918       164,537
Quicksilver Resources Inc./1/                  9,110       163,980
Meridian Medical Technologies Inc./1/          4,561       163,968
Alexander's Inc./1/                            2,686       163,846
First Horizon Pharmaceutical Corp./1/         30,218       163,177

Schedules of Investments                                                      77
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
WFS Financial Inc./1/                          7,846  $    162,726
PetroQuest Energy Inc./1/                     36,700       162,214
Bei Technologies Inc.                         14,746       162,206
CoBiz Inc.                                    10,057       161,918
E.piphany Inc./1/                             44,909       161,672
First National Corp.                           5,846       161,350
Gorman-Rupp Co. (The)                          6,917       161,166
Marvel Enterprises Inc./1/                    23,017       161,119
Carreker Corp./1/                             26,186       160,520
Whitehall Jewellers Inc./1/                   15,131       159,178
TriZetto Group Inc. (The)/1/                  31,651       157,622
OraSure Technologies Inc./1/                  35,499       157,580
OSI Systems Inc./1/                            9,070       156,956
Young Innovations Inc./1/                      5,849       156,870
Children's Place Retail Stores Inc. (The)/1/  15,497       156,520
D&K Healthcare Resources Inc.                 17,462       156,285
Penwest Pharmaceuticals Co./1/                18,734       156,054
Interwoven Inc./1/                            77,591       155,803
Quidel Corp./1/                               34,830       155,690
Trust Co. of New Jersey (The)                  6,109       155,474
Frontier Airlines Inc./1/                     31,701       154,701
Boyds Collection Ltd. (The)/1/                24,016       154,663
@Road Inc./1/                                 28,395       153,333
Florida Rock Industries Inc.                   5,005       152,953
Mesa Air Group Inc./1/                        41,821       152,647
Coastal Financial Corp.                       11,233       152,095
Kosan Biosciences Inc./1/                     23,256       152,094
USB Holding Co. Inc.                           8,238       151,826
Brooks-PRI Automation Inc./1/                 13,251       151,724
Cascade Natural Gas Corp.                      7,700       151,690
Curative Health Services Inc./1/              13,954       151,401
Gart Sports Co./1/                             8,009       151,130
Peet's Coffee & Tea Inc./1/                   11,786       150,861
PrivateBancorp Inc.                            4,932       150,771
7-Eleven Inc./1/                              17,571       150,583
infoUSA Inc./1/                               34,710       150,294
RPC Inc.                                      15,114       149,629
Meritage Corp./1/                              4,220       149,599
Aeropostale Inc./1/                            9,648       148,579
AEP Industries Inc./1/                         5,492       148,449
Columbia Bancorp                               7,838       147,903
NetScreen Technologies Inc./1/                13,619       147,766
Cadiz Inc./1/                                 49,127       147,381
Cascade Bancorp                               10,805       147,380
Kensey Nash Corp./1/                           9,785       147,186
Agile Software Corp./1/                       22,911       146,860
Supertex Inc./1/                              14,054       146,162
SRA International Inc. "A"/1/                  5,105       146,156
Deltic Timber Corp.                            6,641       145,969
Spartan Motors Inc.                           12,869       145,420
Valmont Industries Inc.                        6,225       145,354
OceanFirst Financial Corp.                     7,052       145,271
EGL Inc./1/                                   13,186       145,178
Option Care Inc./1/                           16,317       144,405
II-VI Inc./1/                                 10,796       144,127
NN Inc.                                       15,386       142,320
Global Power Equipment Group Inc./1/          30,202       141,949
Siliconix Inc./1/                              7,962       141,485
American Tower Corp./1/                       88,847       141,267
Harmonic Inc./1/                              80,724       141,267
ChipPAC Inc./1/                               65,520       140,147
Sports Resorts International Inc./1/          33,440       139,445
Bentley Pharmaceuticals Inc./1/               16,390       139,315
Universal Display Corp./1/                    23,085       138,741
Centene Corp./1/                               5,191       138,548
American Pharmaceutical Partners Inc./1/       8,476       138,413
Horizon Organic Holding Corp./1/               8,819       137,576
LSI Industries Inc.                           13,560       137,498
Sports Authority Inc. (The)/1/                23,012       137,382
Virage Logic Corp./1/                         14,568       137,376
Cepheid Inc./1/                               35,583       136,995
Glatfelter Co.                                11,849       136,856
Dril-Quip Inc./1/                              8,116       136,755
MCG Capital Corp.                             10,296       135,701
j2 Global Communications Inc./1/               6,813       135,511
First South Bancorp Inc.                       3,795       135,292
Oneida Ltd.                                    9,704       135,177
Mothers Work Inc./1/                           3,542       134,702
U.S. Physical Therapy Inc./1/                 12,733       134,333

78                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Wackenhut Corrections Corp./1/                11,778  $    133,563
Susquehanna Bancshares Inc.                    6,150       133,148
CuraGen Corp./1/                              31,396       132,491
NYFIX Inc./1/                                 33,971       132,147
ParkerVision Inc./1/                          11,610       131,193
Harvest Natural Resources Inc./1/             24,152       131,145
Princeton Review Inc. (The)/1/                21,816       130,896
Triad Guaranty Inc./1/                         3,755       130,749
Vignette Corp./1/                            163,116       130,656
AsiaInfo Holdings Inc./1/                     39,176       130,652
Geron Corp./1/                                33,497       130,638
Stanley Furniture Co. Inc./1/                  6,147       130,562
Arctic Cat Inc.                                9,324       130,163
SpectraLink Corp./1/                          22,687       129,089
SOURCECORP Inc./1/                             6,324       129,073
American Home Mortgage Holdings Inc.          11,690       128,941
RMH Teleservices Inc./1/                      15,784       128,797
SeaChange International Inc./1/               18,737       128,723
Galyan's Trading Co./1/                       12,807       128,198
GSI Commerce Inc./1/                          25,355       128,043
Rudolph Technologies Inc./1/                  12,414       127,740
Secure Computing Corp./1/                     39,871       127,587
CTS Corp.                                     27,733       127,572
General Binding Corp./1/                       8,028       127,244
Lakeland Financial Corp.                       5,358       126,931
Alabama National Bancorp                       2,782       125,969
Digene Corp./1/                               15,907       125,665
Sycamore Networks Inc./1/                     53,214       125,053
PLATO Learning Inc./1/                        18,750       124,687
Digimarc Corp./1/                             10,667       124,484
Ariad Pharmaceuticals Inc./1/                 39,362       124,384
Genencor International Inc./1/                13,051       124,115
CardioDynamics International Corp./1/         43,295       123,824
QRS Corp./1/                                  18,490       122,589
Aftermarket Technology Corp./1/                9,422       121,826
Manugistics Group Inc./1/                     43,663       121,820
Prosperity Bancshares Inc.                     7,047       120,010
Nationwide Health Properties Inc.              7,033       119,913
OSI Pharmaceuticals Inc./1/                    7,064       119,876
WCI Communities Inc./1/                        9,413       119,545
Ixia/1/                                       29,150       119,515
Cardiac Science Inc./1/                       60,355       119,503
Harbor Florida Bancshares Inc.                 5,841       119,448
Liberate Technologies/1/                      76,411       119,201
Jones Lang LaSalle Inc./1/                     5,780       118,837
Lifeline Systems Inc./1/                       5,387       118,514
1-800-FLOWERS.COM Inc./1/                     16,744       117,208
Columbia Laboratories Inc./1/                 26,025       117,112
Lexar Media Inc./1/                           44,073       116,793
Research Frontiers Inc./1/                    13,011       116,579
Peoples Bancorp Inc.                           4,518       116,113
LabOne Inc./1/                                 7,171       115,883
DocuCorp International Inc./1/                10,682       115,579
Tanox Inc./1/                                 10,976       115,248
Triangle Pharmaceuticals Inc./1/              42,600       115,063
Power-One Inc./1/                             38,599       115,025
Kenneth Cole Productions "A"/1/                5,666       115,020
Omnicell Inc./1/                              19,669       114,867
Merix Corp./1/                                13,951       113,701
ONYX Software Corp./1/                        59,476       113,599
Credit Acceptance Corp./1/                    13,827       113,381
Wabtec Corp.                                   8,047       113,302
World Wrestling Entertainment Inc./1/         13,519       113,154
Keynote Systems Inc./1/                       17,233       112,876
Semitool Inc./1/                              21,803       112,285
Granite State Bankshares Inc.                  3,322       112,250
Overland Storage Inc./1/                      10,270       111,532
Clark/Bardes Inc./1/                           6,236       110,938
Bob Evans Farms Inc.                           4,678       110,869
Party City Corp./1/                            8,046       110,632
Akamai Technologies Inc./1/                  133,197       110,554
Ambassadors Group Inc./1/                      7,473       110,003
Viewpoint Corp./1/                            50,394       109,859
MemberWorks Inc./1/                            6,297       109,694
Exploration Company of Delaware (The)/1/      21,111       109,566
Investors Real Estate Trust                   10,310       109,183
I-many Inc./1/                                54,582       109,164
Concord Communications Inc./1/                21,593       109,045

Schedules of Investments                                                      79
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Restoration Hardware Inc./1/                  24,221  $    108,994
MAPICS Inc./1/                                19,455       108,948
New Focus Inc./1/                             40,344       108,929
Steak n Shake Company (The)/1/                 9,901       108,911
Embrex Inc./1/                                 9,778       108,536
Sanderson Farms Inc.                           6,771       108,336
Witness Systems Inc./1/                       18,544       107,926
Plug Power Inc./1/                            22,445       107,444
Presstek Inc./1/                              41,636       106,172
Haverty Furniture Companies Inc.               8,491       106,137
Acacia Research Corp./1/                      26,727       106,133
Westcorp Inc.                                  5,249       104,980
Genesee & Wyoming Inc. "A"/1/                  4,672       103,952
Acclaim Entertainment Inc./1/                 94,414       103,855
Durect Corp./1/                               33,451       103,698
Viasat Inc./1/                                16,445       103,604
Dynamics Research Corp./1/                     7,032       102,527
Vintage Petroleum Inc.                         9,485       102,438
Schawk Inc.                                   10,422       102,344
APAC Customer Services Inc./1/                35,120       102,199
Xicor Inc./1/                                 28,227       101,899
Stein Mart Inc./1/                            17,372       101,452
Pacific Union Bank/1/                          9,049       101,439
Gables Residential Trust                       3,790       101,231
New Jersey Resources Corp.                     3,072       101,069
EMS Technologies Inc./1/                       9,816       100,712
Aspen Technology Inc./1/                      33,545       100,635
MFA Mortgage Investments Inc.                 12,419       100,594
Esperion Therapeutics Inc./1/                 17,550       100,386
Administaff Inc./1/                           26,068       100,362
Sterling Bancorp                               3,779       100,257
Beasley Broadcast Group Inc. "A"/1/            7,963       100,015
Regent Communications Inc./1/                 19,683        99,990
Penford Corp.                                  7,325        98,887
SeeBeyond Technology Corp./1/                 70,618        98,865
Old Second Bancorp Inc.                        2,586        98,733
Chicago Pizza & Brewery Inc./1/               14,315        98,630
Keithley Instruments Inc.                      8,099        98,403
Women First HealthCare Inc./1/                20,965        98,116
TriCo Bancshares                               3,878        98,113
Bradley Pharmaceuticals Inc./1/               11,164        97,797
Bioreliance Corp./1/                           4,696        97,771
Vitesse Semiconductor Corp./1/               143,601        97,649
Escalade Inc./1/                               4,903        97,325
CNET Networks Inc./1/                         88,419        97,261
Computer Network Technology Corp./1/          19,340        97,087
Euronet Worldwide Inc./1/                     19,294        97,049
Charlotte Russe Holding Inc./1/               10,212        97,014
CPI Corp.                                      7,028        96,635
National Healthcare Corp./1/                   5,377        96,517
Del Laboratories Inc./1/                       5,329        96,348
First Consulting Group Inc./1/                17,767        96,297
ExpressJet Holdings Inc./1/                   10,422        95,882
Dress Barn Inc./1/                             6,144        95,601
Martha Stewart Living Omnimedia Inc. "A"/1/   13,550        94,850
Marine Products Corp.                          8,924        94,684
Provident Bancorp Inc.                         3,321        94,482
Park Electrochemical Corp.                     5,654        94,422
Nara Bancorp Inc.                              5,349        92,377
Franklin Financial Corp.                       3,725        91,784
Packeteer Inc./1/                             30,521        91,563
Cantel Medical Corp./1/                        9,020        91,102
Inverness Medical Innovations Inc./1/          9,573        90,848
Hollywood Casino Corp. "A"/1/                  7,469        90,226
HealthTronics Surgical Services Inc./1/       10,760        90,061
TiVo Inc./1/                                  24,968        89,885
LookSmart Ltd./1/                             92,569        89,792
Lydall Inc./1/                                 7,600        89,680
Maxtor Corp./1/                               34,285        89,484
EnergySouth Inc.                               3,495        89,122
Kyphon Inc./1/                                 6,748        89,074
Syntel Inc./1/                                 7,547        88,828
Nastech Pharmaceutical Co. Inc./1/            10,666        88,314
Monterey Pasta Co./1/                         18,992        88,313
Biopure Corp./1/                              25,213        88,245
Champps Entertainment Inc./1/                 11,266        88,213
Merchants Bancshares Inc.                      3,544        87,537
HealthExtras Inc./1/                          20,622        87,231
OPNET Technologies Inc./1/                    13,717        86,829

80                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Pain Therapeutics Inc./1/                     21,739  $     86,304
PDF Solutions Inc./1/                         16,166        85,518
Urologix Inc./1/                              18,741        85,459
Gaiam Inc./1/                                  7,448        85,429
MedSource Technologies Inc./1/                11,343        85,299
Dynacq International Inc./1/                   7,311        85,100
ICT Group Inc./1/                              4,175        84,544
SS&C Technologies Inc./1/                     10,617        84,405
Tropical Sportswear International Corp./1/     6,499        84,357
US Unwired Inc. "A"/1/                       120,504        84,353
Lifecore Biomedical Inc./1/                   13,550        84,010
First Financial Holdings Inc.                  3,099        83,890
WESCO International Inc./1/                   19,203        82,573
Transmeta Corp./1/                            85,082        82,530
Bank of the Ozarks Inc.                        3,595        82,325
Deb Shops Inc.                                 3,286        81,920
Datastream Systems Inc./1/                    16,232        81,160
Vicor Corp./1/                                11,277        80,631
PAREXEL International Corp./1/                 9,442        80,257
Inet Technologies Inc./1/                     15,807        80,141
IXYS Corp./1/                                 15,909        80,022
Medical Staffing Network Holdings Inc./1/      5,265        79,870
Closure Medical Corp./1/                       7,156        79,861
Indevus Pharmaceuticals Inc./1/               51,372        79,627
Benihana Inc./1/                               6,420        79,608
Commonwealth Bancorp Inc.                      1,714        78,844
BE Aerospace Inc./1/                          16,522        78,645
Mission West Properties Inc.                   7,036        77,959
Watts Industries Inc. "A"                      4,752        77,933
Tripos Inc./1/                                 9,908        77,778
Bruker Daltonics Inc./1/                      15,199        77,667
American National Bankshares Inc.              2,824        77,547
WatchGuard Technologies Inc./1/               17,623        77,541
Arden Group Inc. "A"/1/                        1,396        77,492
Sonic Innovations Inc./1/                     14,722        77,290
Vastera Inc./1/                               35,839        77,054
Openwave Systems Inc./1/                     124,272        77,049
Allscripts Healthcare Solutions Inc./1/       26,834        76,745
Advanced Tissue Sciences Inc./1/              99,563        76,664
Somera Communications Inc./1/                 37,309        76,483
MapInfo Corp./1/                              19,329        76,350
Checkers Drive-in Restaurants Inc./1/          9,475        75,800
1-800 CONTACTS INC./1/                         7,577        75,770
Alaris Medical Inc./1/                        15,767        75,209
SonicWALL Inc./1/                             27,346        75,201
CBL & Associates Properties Inc.               1,940        75,175
C-COR.net Corp./1/                            19,839        73,603
Caliper Technologies Corp./1/                 17,427        73,019
Riverstone Networks Inc./1/                  142,611        72,732
Sypris Solutions Inc./1/                       6,701        72,706
Q-Med Inc./1/                                 10,381        72,563
Tasty Baking Company                           5,670        72,293
Harvard Bioscience Inc./1/                    23,647        71,650
Trikon Technologies Inc./1/                   12,440        70,659
First of Long Island Corp.                     2,123        70,590
Roxio Inc./1/                                 23,263        70,487
Bebe Stores Inc./1/                            5,965        70,447
Catapult Communications Corp./1/               7,216        70,356
Acme Communications Inc./1/                    8,992        70,138
GrafTech International Ltd./1/                 9,612        69,687
Aether Systems Inc./1/                        25,911        69,441
Hanger Orthopedic Group Inc./1/                4,364        69,388
Gladstone Capital Corp.                        4,101        69,225
Russ Berrie & Co. Inc.                         2,304        69,143
Saul Centers Inc.                              2,952        68,545
BWAY Corporation/1/                            4,916        68,332
Computer Programs & Systems Inc./1/            3,170        67,775
LendingTree Inc./1/                            4,585        67,583
American States Water Co.                      2,546        66,756
AVANIR Pharmaceuticals "A"/1/                 57,798        66,468
Quadramed Corp./1/                            36,688        66,405
Zymogenetics Inc./1/                           8,221        65,768
Finisar Corp./1/                              94,972        65,531
DuPont Photomasks Inc./1/                      2,841        64,718
Weis Markets Inc.                              1,928        64,549
Allegiance Telecom Inc./1/                    77,742        64,526
MIPS Technologies Inc. "A"/1/                 48,463        64,407
Mid-State Bancshares                           3,927        64,403
FAO Inc./1/                                   22,498        64,119

Schedules of Investments                                                      81
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Zygo Corp./1/                                 14,995  $     63,579
MRV Communications Inc./1/                    74,533        63,353
Redback Networks Inc./1/                     204,220        63,308
Chemical Financial Corp.                       2,184        63,030
NASB Financial Inc.                            3,027        62,931
Second Bancorp Inc.                            2,348        62,762
EarthShell Corp./1/                           89,127        62,389
Value Line Inc.                                1,576        61,464
P.A.M. Transportation Services Inc./1/         3,221        61,457
Thomas & Betts Corp./1/                        4,324        60,925
Central Parking Corp.                          3,025        60,923
World Fuel Services Corp.                      3,155        60,892
Epix Medical Inc./1/                          13,360        60,521
Shop At Home Inc./1/                          25,830        60,442
Kos Pharmaceuticals Inc./1/                    5,375        60,195
Hanover Compressor Co./1/                      7,220        59,926
Endocardial Solutions Inc./1/                 18,538        59,878
Universal Health Realty Income Trust           2,304        59,789
Virbac Corp./1/                               11,748        59,680
RITA Medical Systems Inc./1/                  13,447        59,019
C&D Technologies Inc.                          4,009        58,772
StorageNetworks Inc./1/                       46,930        58,663
Medis Technologies Ltd./1/                    13,591        58,169
Young Broadcasting Inc. "A"/1/                 6,703        58,115
CryoLife Inc./1/                              22,220        57,994
Monarch Casino & Resort Inc./1/                4,349        57,929
EMCOR Group Inc./1/                            1,162        57,751
Horizon Offshore Inc./1/                      13,664        57,539
Sykes Enterprises Inc./1/                     13,665        57,530
Royal Bancshares of Pennsylvania "A"           3,122        57,133
Rigel Pharmaceuticals Inc./1/                 35,628        57,005
Actuate Corp./1/                              59,958        56,960
Dover Downs Gaming & Entertainment Inc.        6,992        56,915
Provident Bankshares Corp.                     2,622        56,583
United Online Inc./1/                          5,894        56,523
Coca-Cola Bottling Co. Consolidated            1,202        56,374
First Financial Bancorp                        3,155        56,191
Synplicity Inc./1/                            12,936        55,754
Seacoast Banking Corp. of Florida              2,899        55,603
NetFlix Inc./1/                                5,731        55,591
NIC Inc./1/                                   32,487        55,553
Green Mountain Coffee Inc./1/                  4,304        55,479
Peregrine Pharmaceuticals Inc./1/            131,836        55,371
ANADIGICS Inc./1/                             25,944        55,261
Aphton Corp./1/                               24,597        55,097
Triton PCS Holdings Inc. "A"/1/               26,279        54,923
Wireless Facilities Inc./1/                   12,383        54,857
National Beverage Corp./1/                     4,012        54,804
Bone Care International Inc./1/                9,481        54,800
St. Mary Land & Exploration Co.                2,285        54,611
Centex Construction Products Inc.              1,520        54,264
Leeds Federal Bankshares Inc.                  1,713        54,182
Progenics Pharmaceuticals Inc./1/             10,652        53,473
NATCO Group Inc. "A"/1/                        7,072        53,252
RadiSys Corp./1/                              13,404        53,080
Griffon Corp./1/                               4,978        53,016
Zomax Inc./1/                                 13,546        52,829
VIB Corp./1/                                   3,526        52,784
F&M Bancorp                                    1,667        52,677
Century Bancorp Inc. "A"                       1,984        52,655
REMEC Inc./1/                                 15,386        52,466
Granite Construction Inc.                      3,146        51,846
Collins & Aikman Corp./1/                     14,347        51,506
Sonus Networks Inc./1/                       245,120        51,475
Camden National Corp.                          1,978        51,428
Barnes Group Inc.                              2,544        51,109
Lannett Co. Inc./1/                            5,049        50,742
Ciphergen Biosystems Inc./1/                  16,880        50,640
Paxson Communications Corp./1/                22,832        50,230
First Oak Brook Bancshares "A"                 1,689        50,214
Altiris Inc./1/                                5,039        50,138
SPSS Inc./1/                                   4,310        49,867
Lawson Software Inc./1/                       14,007        49,585
Arris Group Inc./1/                           13,376        49,491
Bio-Reference Laboratories Inc./1/             7,573        49,224
Zenith National Insurance Corp.                1,844        48,718
Seattle Genetics Inc./1/                      14,854        47,830
Foamex International Inc./1/                   8,668        47,674
Shoe Carnival Inc./1/                          3,328        47,424

82                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
First Republic Bank/1/                         2,178  $     47,371
Seacoast Financial Services Corp.              2,345        47,064
Sapient Corp./1/                              45,487        46,852
Cache Inc./1/                                  3,522        46,843
Grace (W.R.) & Co./1/                         28,906        46,250
Private Media Group Inc./1/                   19,543        46,121
dELiA*s Corp. "A"/1/                          43,899        46,094
Heidrick & Struggles International
  Inc./1/                                      3,029        46,011
Ulticom Inc./1/                                8,313        45,971
Netegrity Inc./1/                             22,253        45,841
Embarcadero Technologies Inc./1/              10,854        45,478
Powell Industries Inc./1/                      2,415        45,402
Bally Total Fitness Holding Corp./1/           4,581        45,398
Sanchez Computer Associates Inc./1/           18,593        45,367
Electroglas Inc./1/                           22,655        45,310
NBC Capital Corp.                              1,805        45,306
Centillium Communications Inc./1/             37,566        45,079
Woodhead Industries Inc.                       4,086        45,028
Encore Wire Corp./1/                           5,114        45,003
Pegasystems Inc./1/                            8,231        44,941
Chordiant Software Inc./1/                    48,032        44,670
August Technology Corp./1/                     9,892        44,514
Covansys Corporation/1/                       25,945        44,106
Enterasys Networks Inc./1/                    33,893        44,061
Hexcel Corp./1/                               17,482        43,355
SpeechWorks International Inc./1/             18,758        43,143
Unitil Corp.                                   1,584        43,006
Matria Healthcare Inc./1/                      4,999        42,891
Bank of Granite Corp.                          2,372        42,696
Sangamo BioSciences Inc./1/                   21,429        42,215
Applied Films Corporation/1/                   3,849        42,108
Analogic Corp.                                 1,005        42,099
Valhi Inc.                                     4,273        41,961
Vitria Technology Inc./1/                     53,215        41,508
Keystone Automotive Industries Inc./1/         2,494        41,151
Handspring Inc./1/                            43,497        40,887
Med-Design Corp. (The)/1/                     11,573        40,853
Insight Communications Co. Inc./1/             4,368        40,317
American Superconductor Corp./1/              14,745        39,811
Flowers Foods Inc./1/                          1,745        39,664
CKE Restaurant Inc./1/                         9,915        39,660
Syntroleum Corp./1/                           23,800        39,508
Bridgeford Food Corp.                          3,912        39,355
International Multifoods Corp./1/              2,004        39,278
NaPro BioTherapeutics Inc./1/                 34,663        38,823
Portal Software Inc./1/                      161,120        38,669
Verint Systems Inc./1/                         4,456        38,451
RSA Security Inc./1/                          11,360        38,170
Saxon Capital Inc./1/                          3,377        37,383
Jo-Ann Stores Inc./1/                          1,330        37,293
CCBT Financial Companies Inc.                  1,423        37,240
Novadigm Inc./1/                              18,588        37,176
Tredegar Corp.                                 2,200        36,850
ClearOne Communications Inc./1/               10,789        36,790
LodgeNet Entertainment Corp./1/                4,752        36,400
DiamondCluster International
  Inc. "A"/1/                                 11,116        36,238
4Kids Entertainment Inc./1/                    1,527        36,236
Neurogen Corp./1/                              4,503        36,159
Northwest Pipe Co./1/                          2,010        35,959
Allegiant Bancorp Inc.                         2,208        35,880
LeCroy Corp./1/                                3,979        35,652
Apex Mortgage Capital Inc.                     3,183        35,618
IMCO Recycling Inc./1/                         5,881        35,580
Nassda Corp./1/                                6,814        35,569
Nuance Communications Inc./1/                 20,759        35,290
MB Financial Inc.                              1,038        34,773
Gulf Island Fabrication Inc./1/                2,948        34,668
Summit Bancshares Inc.                         1,643        34,585
Factory 2-U Stores Inc./1/                    17,664        34,268
Charter Financial Corp.                        1,219        34,205
eUniverse Inc./1/                             11,549        33,839
Centennial Bancorp                             3,827        33,218
Sizeler Property Investors Inc.                3,302        33,218
Avanex Corp./1/                               24,226        33,190
Thomas Industries Inc.                         1,338        33,182
Farmer Brothers Co.                              102        33,150
ON Semiconductor Corp./1/                     26,491        33,114
Active Power Inc./1/                          24,692        33,087
Capstone Turbine Corp./1/                     55,087        32,501

Schedules of Investments                                                      83
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
MCSi Inc./1/                                   6,557  $     32,457
Inrange Technologies Corp./1/                 11,629        32,445
First Sentinel Bancorp Inc.                    2,364        31,985
Inforte Corp./1/                               6,104        31,252
California Water Service Group                 1,221        31,172
TTM Technologies Inc./1/                      19,635        30,827
Inter Parfums Inc.                             4,449        29,728
Cirrus Logic Inc./1/                          11,577        29,521
CompuCredit Corp./1/                           5,530        29,309
State Bancorp Inc.                             1,608        28,542
Flushing Financial Corp.                       1,709        28,506
Flagstar Bancorp Inc.                          1,373        28,421
FNB Corp.                                        907        27,863
Wausau-Mosinee Paper Corp.                     3,021        27,823
Checkpoint Systems Inc./1/                     2,245        27,726
Cherokee Inc./1/                               1,698        27,389
Knight Trading Group Inc./1/                   7,271        27,266
AXT Inc./1/                                   13,092        27,231
Partners Trust Financial Group Inc.            1,946        27,186
SBS Technologies Inc./1/                       3,790        27,136
Pathmark Stores Inc./1/                        2,938        26,883
Tetra Tech Inc./1/                             3,335        26,647
First Federal Capital Corp.                    1,345        26,133
Inktomi Corp./1/                             104,362        26,090
Spectrian Corp./1/                             8,843        26,087
Advanced Power Technology Inc./1/              6,621        25,756
Mobile Mini Inc./1/                            1,980        25,641
EMCORE Corp./1/                               16,785        25,513
PLX Technology Inc./1/                        22,931        25,224
BKF Capital Group Inc./1/                      1,188        25,043
NetScout Systems Inc./1/                       6,739        24,665
Actrade Financial Technologies
  Ltd./1/,(2)                                  9,654        24,328
Standard Microsystems Corp./1/                 1,585        24,220
RCN Corp./1/                                  47,215        24,080
Farmers Capital Bank Corp.                       720        24,026
Therma-Wave Inc./1/                           30,402        24,018
First Essex Bancorp Inc.                         712        23,532
Specialty Laboratories Inc./1/                 2,521        23,168
LSB Bancshares Inc.                            1,406        23,115
WMS Industries Inc./1/                         1,615        22,772
Coldwater Creek Inc./1/                        1,720        22,670
SureBeam Corporation "A"/1/                   12,484        22,471
Lightbridge Inc./1/                            3,293        22,231
Answerthink Inc./1/                           15,008        21,762
Time Warner Telecom Inc. "A"/1/               26,596        21,543
Netro Corp./1/                                10,487        21,498
Centennial Communications Corp. "A"/1/         7,327        21,248
Alliance Imaging Inc./1/                       1,762        21,074
Tellium Inc./1/                               54,989        20,896
Gold Bancorp Inc.                              2,140        20,758
Michael Baker Corp./1/                         2,006        20,662
SimpleTech Inc./1/                             9,643        20,540
Jakks Pacific Inc./1/                          1,846        20,526
Virco Manufacturing Corp.                      2,110        20,465
Bruker AXS Inc./1/                             9,552        20,059
Flow International Corp./1/                    6,202        20,032
X-Rite Inc.                                    2,572        19,882
Raindance Communications Inc./1/               6,384        19,727
Tweeter Home Entertainment Group Inc./1/       2,843        19,617
PDI Inc./1/                                    4,664        18,982
Charles River Associates Inc./1/               1,109        18,409
Local Financial Corp./1/                       1,331        18,381
Cole National Corp./1/                         1,451        18,210
Exelixis Inc./1/                               3,586        17,751
Irwin Financial Corp.                          1,044        17,748
WestPoint Stevens Inc./1/                     17,675        17,322
Kendle International Inc./1/                   2,573        17,239
Digitas Inc./1/                                7,765        17,083
Stratos Lightwave Inc./1/                     46,982        16,914
Paradyne Networks Inc./1/                     12,669        16,850
Manufacturers Services Ltd./1/                 6,173        16,667
Hall Kinion & Associates Inc./1/               2,734        16,404
Lawson Products Inc.                             548        15,974
Standex International Corp.                      786        15,940
Illumina Inc./1/                               4,563        15,697
Synaptics Inc./1/                              3,164        15,219
Ultratech Stepper Inc./1/                      1,854        14,999
Pericom Semiconductor Corp./1/                 1,730        14,913
BSB Bancorp Inc.                                 739        14,713

84                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
AirGate PCS Inc./1/                           32,909  $     14,480
Sun Bancorp Inc.                                 644        14,477
Theragenics Corp./1/                           3,228        14,203
Gray Television Inc. "A"                       1,052        14,149
DHB Industries Inc./1/                         6,569        13,926
Caminus Corp./1/                               7,583        13,498
Overstock.com Inc./1/                          2,250        13,387
PriceSmart Inc./1/                               664        13,280
William Lyon Homes Inc./1/                       576        13,196
Buckle Inc. (The)/1/                             653        13,125
Nature's Sunshine Products Inc.                1,209        13,093
Three Rivers Bancorp Inc.                        812        12,992
BriteSmile Inc./1/                            16,585        12,439
Warwick Community Bancorp                        460        12,420
Infogrames Inc./1/                             5,586        12,401
World Acceptance Corp./1/                      1,388        10,993
Steven Madden Ltd./1/                            735        10,584
MetaSolv Inc./1/                               6,901        10,559
Mossimo Inc./1/                                1,718        10,102
Cross Media Marketing Corp./1/                11,224         8,418
Align Technology Inc./1/                       3,010         8,305
CTB International Corp./1/                       617         7,891
Suntron Corp./1/                               2,302         7,482
Monro Muffler Brake Inc./1/                      413         7,376
3D Systems Corp./1/                            1,063         6,995
Alamosa Holdings Inc./1/                      30,330         6,976
Donnelly Corp.                                   266         6,892
Optical Communication Products Inc./1/         8,606         6,627
Liquidmetal Technologies/1/                      823         6,576
Drew Industries Inc./1/                          396         6,158
Res-Care Inc./1/                               1,147         5,689
Dobson Communications Corp. "A"/1/            16,439         5,096
PC Connection Inc./1/                          1,199         4,868
ATA Holdings Corp./1/                          1,050         3,570
Acterna Corp./1/                               8,817         3,527
Dominion Homes Inc./1/                           163         2,526
Penton Media Inc./1/                           9,386         2,253
DDi Corp./1/                                  13,967         2,221
HPL Technologies Inc./1/                      11,500           575
TOTAL COMMON STOCKS
  (Cost: $495,371,483)                                 368,484,447

SHORT TERM INSTRUMENTS - 13.12%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    42,229,565    42,229,565
Dreyfus Money Market Fund                  2,249,630     2,249,630
Goldman Sachs Financial Square Prime
  Obligation Fund                            697,329       697,329
Providian Temp Cash Money Market Fund 3,224,445 3,224,445 TOTAL SHORT TERM INSTRUMENTS
  (Cost: $48,400,969)                                   48,400,969

TOTAL INVESTMENTS IN
  SECURITIES - 113.04%
  (Cost $543,772,452)                                  416,885,416
OTHER ASSETS, LESS LIABILITIES - (13.04%)              (48,100,930)
                                                      ------------
NET ASSETS - 100.00%                                  $368,784,486
                                                      ============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See notes to financial statements.

Schedules of Investments                                                      85

Schedule of Investments (Unaudited)

iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 99.78%
Healthcare Realty Trust Inc.                 111,234  $  3,459,413
Worthington Industries Inc.                  178,528     3,338,474
AGL Resources Inc.                           148,370     3,277,493
WGL Holdings Inc.                            128,905     3,082,119
Pan Pacific Retail Properties Inc.            88,408     3,048,308
Realty Income Corp.                           88,447     3,020,465
WPS Resources Corp.                           83,251     2,950,415
Kennametal Inc.                               91,426     2,936,603
Piedmont Natural Gas Co.                      81,643     2,895,877
DQE Inc.                                     189,830     2,847,450
Health Care REIT Inc.                        103,455     2,829,494
HRPT Properties Trust                        341,971     2,821,261
Service Corp. International/1/               779,919     2,729,717
ONEOK Inc.                                   142,286     2,689,205
Crompton Corp.                               266,664     2,679,973
Imation Corp./1/                              93,048     2,636,050
Commercial Federal Corp.                     120,232     2,617,451
Corn Products International Inc.              89,512     2,573,470
Smucker (J.M.) Co. (The)                      67,760     2,486,792
Alexander & Baldwin Inc.                     108,320     2,410,120
Great Lakes Chemical Corp.                    99,244     2,383,841
Prentiss Properties Trust                     81,581     2,360,954
Atmos Energy Corp.                           109,600     2,356,400
Payless ShoeSource Inc./1/                    42,847     2,314,166
Cytec Industries Inc./1/                     105,261     2,310,479
Energen Corp.                                 91,271     2,310,069
Post Properties Inc.                          88,768     2,306,193
Yellow Corp./1/                               76,986     2,271,703
South Financial Group Inc. (The)             106,968     2,255,955
Home Properties of New York Inc.              68,877     2,238,502
Crown Cork & Seal Co. Inc./1/                422,470     2,217,967
Thornbury Mortgage Inc.                      117,277     2,203,635
Ohio Casualty Corp./1/                       134,922     2,196,530
Potlatch Corp.                                75,328     2,160,407
New Jersey Resources Corp.                    65,496     2,154,818
SL Green Realty Corp.                         69,904     2,148,849
Electronics For Imaging Inc./1/              143,953     2,147,779
PacifiCare Health Systems Inc. "A"/1/         92,472     2,135,178
Charming Shoppes Inc./1/                     315,180     2,127,465
Commerce Group Inc.                           65,111     2,106,992
Universal Corp.                               59,352     2,081,475
Harleysville Group Inc.                       78,608     2,063,460
USFreightways Corp.                           71,314     2,045,286
CH Energy Group Inc.                          43,477     2,040,376
Tom Brown Inc./1/                             88,689     2,030,978
Novell Inc./1/                               962,641     2,021,546
Minerals Technologies Inc.                    54,264     2,011,566
Susquehanna Bancshares Inc.                   92,377     1,999,962
Fuller (H.B.) Co.                             75,165     1,999,389
Standard-Pacific Corp.                        85,276     1,993,753
Nationwide Health Properties Inc.            116,740     1,990,417
LNR Property Corp.                            59,549     1,985,959
Northwest Natural Gas Co.                     67,527     1,982,593
Bob Evans Farms Inc.                          83,614     1,981,652
Kansas City Southern Industries Inc./1/      159,527     1,978,135
Claire's Stores Inc.                          90,463     1,972,093
AnnTaylor Stores Corp./1/                     85,433     1,967,522
Protein Design Labs Inc./1/                  235,614     1,955,596
Southwest Gas Corp.                           87,239     1,941,068
CBL & Associates Properties Inc.              50,028     1,938,585
Mueller Industries Inc./1/                    74,613     1,932,477
First Commonwealth Financial Corp.           155,888     1,931,452
Beazer Homes USA Inc./1/                      31,631     1,931,073
Sensient Technologies Corp.                   91,275     1,928,641
Charter Municipal Mortgage Acceptance Corp.  109,223     1,924,509
PNM Resources Inc.                            96,288     1,906,502
Longs Drug Stores Corp.                       81,848     1,889,870
SEACOR SMIT Inc./1/                           46,028     1,886,688
American Financial Holdings Inc.              61,932     1,883,352
Werner Enterprises Inc.                      102,115     1,876,874
EMCOR Group Inc./1/                           37,287     1,853,164
Hughes Supply Inc.                            63,265     1,843,542
M.D.C. Holdings Inc.                          51,394     1,814,208
Louisiana-Pacific Corp./1/                   277,609     1,796,130
PolyOne Corp.                                208,854     1,794,056
Terex Corp./1/                               105,526     1,783,389
EarthLink Inc./1/                            331,781     1,771,711

86                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Community First Bankshares Inc.               63,123  $  1,759,869
La Quinta Corp.                              364,970     1,751,856
Wallace Computer Services Inc.                98,842     1,744,561
UMB Financial Corp.                           43,734     1,707,375
Anixter International Inc./1/                 82,844     1,706,586
Interstate Bakeries Corp.                     64,095     1,703,004
Ventas Inc.                                  127,121     1,697,065
Waypoint Financial Corp.                     100,643     1,696,841
FBR Asset Investment Corp.                    54,215     1,694,761
Ralcorp Holdings Inc./1/                      79,545     1,691,922
Tecumseh Products Co. "A"                     40,145     1,684,484
Carlisle Companies Inc.                       45,770     1,678,844
UICI/1/                                      102,421     1,665,365
First Citizens BancShares Inc. "A"            16,136     1,663,331
St. Mary Land & Exploration Co.               69,376     1,658,086
Hancock Holding Co.                           35,277     1,657,278
Wolverine World Wide Inc.                    110,306     1,654,590
Sierra Pacific Resources                     271,044     1,653,368
Millennium Chemicals Inc.                    167,058     1,650,533
Arkansas Best Corp./1/                        56,935     1,633,522
LandAmerica Financial Group Inc.              49,280     1,620,819
Liberty Corp.                                 44,761     1,602,444
Chemical Financial Corp.                      55,498     1,601,672
Briggs & Stratton Corp.                       42,602     1,599,279
Brandywine Realty Trust                       70,712     1,594,556
First Financial Bancorp                       89,479     1,593,621
United Stationers Inc./1/                     60,330     1,586,679
Cabot Oil & Gas Corp. "A"                     73,559     1,581,518
US Oncology Inc./1/                          194,391     1,576,511
Commercial Net Lease Realty Inc.              97,180     1,566,542
Trinity Industries Inc.                       94,926     1,562,482
Pep Boys-Manny, Moe & Jack Inc.              127,422     1,560,920
Gables Residential Trust                      58,333     1,558,074
Iomega Corp./1/                              144,762     1,547,506
Kellwood Co.                                  67,183     1,535,803
Kilroy Realty Corp.                           64,508     1,529,485
FelCor Lodging Trust Inc.                    118,037     1,514,415
Thomas & Betts Corp./1/                      106,595     1,501,924
UGI Corp.                                     41,315     1,501,800
Lennox International Inc.                    113,321     1,499,237
Westar Energy Inc.                           148,516     1,494,071
Selective Insurance Group Inc.                68,653     1,491,830
El Paso Electric Co./1/                      124,289     1,476,553
Airborne Inc.                                128,217     1,453,981
Solutia Inc.                                 278,170     1,452,047
Cleco Corp.                                  107,670     1,450,315
MPS Group Inc./1/                            249,117     1,444,879
Blyth Inc.                                    51,629     1,440,449
AMCORE Financial Inc.                         65,541     1,439,280
CV Therapeutics Inc./1/                       68,461     1,431,520
Modine Manufacturing Co.                      75,175     1,429,829
Florida East Coast Industries Inc.            60,453     1,426,691
Avista Corp.                                 126,742     1,419,510
Capital Automotive                            56,725     1,416,990
Jones Lang LaSalle Inc./1/                    68,894     1,416,461
American Capital Strategies Ltd.              74,480     1,403,203
Coherent Inc./1/                              76,672     1,399,264
OSI Pharmaceuticals Inc./1/                   82,414     1,398,566
Hunt (J.B.) Transport Services Inc./1/        59,095     1,391,687
Horace Mann Educators Corp.                   94,242     1,385,357
Anthracite Capital Inc.                      122,007     1,378,679
Reliance Steel & Aluminum Co.                 62,954     1,375,545
Choice Hotels International Inc./1/           59,329     1,371,093
Colonial Properties Trust                     37,656     1,362,394
Journal Register Co./1/                       72,252     1,361,950
First Charter Corp.                           81,832     1,355,956
Senior Housing Properties Trust              120,630     1,353,469
Texas Industries Inc.                         55,700     1,352,396
Schulman (A.) Inc.                            78,018     1,352,052
USEC Inc.                                    215,580     1,349,531
WesBanco Inc.                                 56,548     1,346,408
Abgenix Inc./1/                              207,374     1,345,857
Banta Corp.                                   37,584     1,334,232
United Defense Industries Inc./1/             55,997     1,321,529
Philadelphia Consolidated Holding Corp./1/    44,651     1,317,205
Landry's Restaurants Inc.                     58,178     1,314,241
Quanex Corp.                                  37,636     1,305,969
Stewart Enterprises Inc. "A"/1/              255,877     1,304,973
Florida Rock Industries Inc.                  42,688     1,304,545
Granite Construction Inc.                     79,059     1,302,892
Republic Bancorp Inc.                         98,926     1,286,038

Schedules of Investments                                                      87
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Delphi Financial Group Inc. "A"               34,833  $  1,268,618
Ruddick Corp.                                 83,154     1,263,109
Provident Bankshares Corp.                    58,312     1,258,373
PSS World Medical Inc./1/                    189,075     1,257,349
Flowers Foods Inc./1/                         55,302     1,257,014
Smith (A.O.) Corp. "B"                        44,122     1,253,947
Impac Mortgage Holdings Inc.                 112,401     1,253,271
OfficeMax Inc./1/                            305,698     1,247,248
Kimball International Inc. "B"                89,811     1,241,188
Southwest Bancorp of Texas Inc./1/            33,644     1,224,978
Western Gas Resources Inc.                    39,066     1,220,813
Genesis Health Ventures Inc./1/               74,190     1,219,684
Gartner Inc. "A"/1/                          150,563     1,219,560
Southern Union Co./1/                        107,561     1,215,439
Cree Inc./1/                                  97,033     1,212,912
Maxtor Corp./1/                              461,597     1,204,768
Seacoast Financial Services Corp.             59,863     1,201,450
Aztar Corp./1/                                90,798     1,199,442
Jack in the Box Inc./1/                       52,502     1,197,046
Casey's General Store Inc.                   103,286     1,192,953
Heritage Property Investment Trust Inc.       47,737     1,191,516
Vintage Petroleum Inc.                       110,305     1,191,294
FirstFed Financial Corp./1/                   45,792     1,179,144
Federal Signal Corp.                          63,693     1,173,225
Texas Regional Bancshares Inc. "A"            34,886     1,168,332
Laclede Group Inc. (The)                      50,120     1,167,796
Dycom Industries Inc./1/                     126,853     1,161,973
UniSource Energy Corp.                        75,685     1,154,196
Wellman Inc.                                  84,547     1,154,067
Commercial Metals Co.                         64,015     1,147,149
Roadway Corp.                                 31,218     1,145,076
Summit Properties Inc.                        58,687     1,138,528
Cornerstone Realty Income Trust Inc.         127,333     1,133,264
Moog Inc. "A"/1/                              40,058     1,132,039
Alaska Air Group Inc./1/                      63,933     1,131,614
UIL Holdings Corp.                            31,764     1,126,034
Unizan Financial Corp.                        58,541     1,122,699
Idex Corp.                                    39,203     1,119,246
Sinclair Broadcast Group Inc. "A"/1/          81,687     1,119,112
JDN Realty Corp.                              92,402     1,116,216
Kindred Healthcare Inc./1/                    30,030     1,112,011
Connecticut Bankshares Inc.                   29,912     1,107,641
Ionics Inc./1/                                46,519     1,107,617
Gaylord Entertainment Co. "A"/1/              58,453     1,105,931
Toro Co.                                      19,658     1,105,763
G&K Services Inc. "A"                         32,665     1,105,710
Overseas Shipholding Group Inc.               72,202     1,103,247
Kaydon Corp.                                  55,031     1,102,821
Spherion Corp./1/                            156,178     1,101,055
FMC Corp./1/                                  42,547     1,098,564
Tower Automotive Inc./1/                     163,411     1,094,854
Hutchinson Technology Inc./1/                 67,281     1,086,588
Curtiss Wright Corp.                          18,147     1,085,009
Taubman Centers Inc.                          76,202     1,084,354
Tredegar Corp.                                64,511     1,080,559
Superior Industries International Inc.        22,948     1,080,392
Black Hills Corp.                             41,232     1,079,866
Boyd Gaming Corp./1/                          57,633     1,076,008
Massey Energy Co.                            166,567     1,074,357
Viasys Healthcare Inc./1/                     69,127     1,064,556
Wabtec Corp.                                  75,213     1,058,999
Cell Genesys Inc./1/                          87,241     1,051,254
Regal-Beloit Corp.                            61,368     1,050,006
PMA Capital Corp. "A"                         69,999     1,049,985
IRT Property Co.                              89,054     1,046,384
Credence Systems Corp./1/                    120,740     1,045,608
Corrections Corp. of America/1/               74,363     1,044,800
Corus Bankshares Inc.                         23,769     1,041,320
Dollar Thrifty Automotive Group Inc./1/       64,811     1,040,217
Triumph Group Inc./1/                         37,116     1,039,248
South Jersey Industries Inc.                  31,766     1,037,478
Nu Skin Enterprises Inc. "A"                  84,785     1,034,377
Western Digital Corp./1/                     219,783     1,032,980
Thoratec Labs Corp./1/                       130,456     1,022,775
ESCO Technologies Inc./1/                     31,654     1,022,424
Sunrise Assisted Living Inc./1/               47,262     1,013,770
W Holding Co. Inc.                            62,190     1,013,697

88                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Sovran Self Storage Inc.                      33,192  $  1,009,701
Tetra Tech Inc./1/                           126,262     1,008,833
M/I Schottenstein Homes Inc.                  31,982     1,007,433
Broadwing Inc./1/                            508,367     1,006,567
Entertainment Properties Trust                45,382     1,002,942
Checkpoint Systems Inc./1/                    81,033     1,000,758
MAF Bancorp Inc.                              32,345       999,461
Empire District Electric Co. (The)            59,124       999,196
Tupperware Corp.                              60,112       999,061
Lexington Corp. Properties Trust              62,046       998,941
ShopKo Stores Inc./1/                         76,306       996,556
Jo-Ann Stores Inc./1/                         35,484       994,971
BankAtlantic Bancorp Inc. "A"                110,500       992,290
Stone Energy Corp./1/                         30,443       989,398
Argonaut Group Inc.                           57,253       987,614
Pulitzer Inc.                                 23,642       984,689
Prime Hospitality Corp./1/                   119,726       981,753
Nortek Inc./1/                                22,586       977,296
Hudson River Bancorp Inc.                     40,440       976,626
Regis Corp.                                   34,234       968,480
SanDisk Corp./1/                              73,870       968,436
Dress Barn Inc./1/                            61,990       964,564
Russell Corp.                                 64,266       963,347
Arch Coal Inc.                                58,101       961,572
Stewart Information Services Corp./1/         44,990       960,537
ProAssurance Corp./1/                         56,822       960,292
Ferro Corp.                                   41,508       958,835
GrafTech International Ltd./1/               131,982       956,869
Bedford Property Investors Inc.               38,473       952,591
EastGroup Properties Inc.                     38,459       951,860
Trust Co. of New Jersey (The)                 37,397       951,754
First Merchants Corp.                         38,492       950,752
Joy Global Inc./1/                           114,539       950,674
Hanover Compressor Co./1/                    114,030       946,449
Acuity Brands Inc.                            77,168       946,080
Bay View Capital Corp./1/                    166,415       943,573
Arch Chemicals Inc.                           53,249       943,572
Lone Star Steakhouse & Saloon Inc.            44,915       942,766
Longview Fibre Co.                           135,569       940,849
Harland (John H.) Co.                         34,490       936,403
MB Financial Inc.                             27,859       933,277
Insight Communications Co. Inc./1/           100,962       931,879
Mid-America Apartment Communities Inc.        37,364       930,737
Meristar Hospitality Corp.                   108,226       929,661
CommScope Inc./1/                            136,888       928,101
National Health Investors Inc.                60,575       923,769
Mid-State Bancshares                          56,318       923,615
American States Water Co.                     35,201       922,970
Harbor Florida Bancshares Inc.                45,065       921,579
Alabama National Bancorp                      20,311       919,682
Net.B@nk Inc./1/                              88,206       918,224
Esterline Technologies Corp./1/               55,036       915,799
NCI Building Systems Inc./1/                  48,706       915,673
Hain Celestial Group Inc./1/                  62,391       914,028
Donnelley (R.H.) Corp./1/                     35,142       913,692
NUI Corp.                                     41,855       904,068
PS Business Parks Inc.                        26,564       903,176
BankUnited Financial Corp. "A"/1/             56,598       902,738
Arbitron Inc./1/                              26,469       902,593
JLG Industries Inc.                          111,861       900,481
Actuant Corp. "A"/1/                          24,280       895,932
C&D Technologies Inc.                         61,099       895,711
Hollywood Entertainment Corp./1/              61,673       895,492
Community Bank System Inc.                    30,218       895,359
Oshkosh Truck Corp.                           15,873       895,237
RLI Corp.                                     16,685       895,150
California Water Service Group                34,986       893,193
Veritas DGC Inc./1/                           82,352       890,225
Bowne & Co. Inc.                              88,953       889,530
Thomas Industries Inc.                        35,852       889,130
Offshore Logistics Inc./1/                    49,429       887,745
Cambrex Corp.                                 24,099       886,843
First Financial Corp.                         18,179       880,773
Walter Industries Inc.                        71,210       874,459
Applied Industrial Technologies Inc.          50,939       863,416
RAIT Investment Trust                         41,580       856,548
Koger Equity Inc.                             50,634       855,208
Datascope Corp.                               31,581       854,582
Weis Markets Inc.                             25,518       854,343
Burlington Coat Factory Warehouse Corp.       47,410       853,380

Schedules of Investments                                                      89
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
CIBER Inc./1/                                146,809  $    852,960
Technitrol Inc.                               56,578       845,841
Glenborough Realty Trust Inc.                 41,622       844,927
Bandag Inc.                                   27,693       844,636
ADTRAN Inc./1/                                53,768       838,781
Greif Brothers Corp. "A"                      34,234       838,733
East West Bancorp Inc.                        24,823       838,024
First Federal Capital Corp.                   43,071       836,870
Stride Rite Corp.                            105,508       834,568
ChemFirst Inc.                                28,996       833,925
Delta & Pine Land Co.                         44,486       833,668
Unifi Inc./1/                                132,950       833,597
Brown Shoe Co. Inc.                           46,549       833,227
Sequa Corp. "A"/1/                            15,992       833,183
Methode Electronics Inc. "A"                  90,599       831,699
PFF Bancorp Inc.                              29,999       831,572
RFS Hotel Investors Inc.                      75,571       830,525
Wausau-Mosinee Paper Corp.                    90,135       830,143
GenCorp. Inc.                                 82,480       828,924
Incyte Genomics Inc./1/                      178,430       827,915
First Sentinel Bancorp Inc.                   61,124       827,008
AMLI Residential Properties Trust             37,451       826,918
Imagistics International Inc./1/              47,566       825,270
CDI Corp./1/                                  31,359       820,038
Community Trust Bancorp Inc.                  30,406       817,921
Central Parking Corp.                         40,400       813,656
Crown Castle International Corp./1/          374,726       813,155
SPS Technologies Inc./1/                      32,583       812,294
Men's Wearhouse Inc. (The)/1/                 55,137       810,514
Belden Inc.                                   60,151       807,226
Triarc Companies Inc./1/                      35,217       799,074
First Financial Holdings Inc.                 29,517       799,025
Chemed Corp.                                  25,948       798,420
Apex Mortgage Capital Inc.                    71,205       796,784
Redwood Trust Inc.                            29,094       795,139
Presidential Life Corp.                       54,779       788,818
Georgia Gulf Corp.                            34,474       788,420
Korn/Ferry International/1/                  100,266       786,085
Westport Resources Corp./1/                   42,519       778,098
Commonwealth Bancorp Inc.                     16,895       777,170
WMS Industries Inc./1/                        54,835       773,174
Silgan Holdings Inc./1/                       27,167       772,629
Boca Resorts Inc. "A"/1/                      75,714       772,283
Phillips-Van Heusen Corp.                     61,176       770,818
Trammell Crow Co./1/                          78,140       770,460
Corixa Corp./1/                              121,219       767,316
Quantum DLT & Storage Group/1/               344,317       760,941
Fremont General Corp.                        154,874       758,883
Knight Trading Group Inc./1/                 201,856       756,960
Saxon Capital Inc./1/                         67,980       752,539
Alpharma Inc. "A"                             78,319       751,862
Fidelity Bankshares Inc.                      41,953       750,959
Robert Mondavi Corp. (The) "A"/1/             24,605       749,468
Sycamore Networks Inc./1/                    317,905       747,077
International Multifoods Corp./1/             38,054       745,858
Palm Inc./1/                               1,002,860       742,116
InFocus Corp./1/                              97,207       740,717
Stewart & Stevenson Services Inc.             75,557       739,930
U.S. Restaurant Properties Inc.               51,916       739,803
Omega Financial Corp.                         21,905       739,294
Odyssey Re Holdings Corp.                     44,492       739,012
Integra Bank Corp.                            40,997       738,766
Anworth Mortgage Asset Corp.                  60,510       737,617
MFA Mortgage Investments Inc.                 91,032       737,359
F&M Bancorp                                   23,328       737,165
Inhale Therapeutic Systems Inc./1/           146,508       736,642
United Community Financial Corp.              82,960       734,196
Nordson Corp.                                 30,862       732,664
Brooks-PRI Automation Inc./1/                 63,812       730,647
Amylin Pharmaceuticals Inc./1/                43,955       730,532
Kaman Corp. "A"                               59,491       728,765
Tractor Supply Co./1/                         22,928       728,652
Bally Total Fitness Holding Corp./1/          73,064       724,064
Kramont Realty Trust                          48,867       723,232
EGL Inc./1/                                   65,665       722,972
Gold Bancorp Inc.                             74,371       721,399
MacDermid Inc.                                36,137       720,933
Cable Design Technologies Corp./1/           117,710       720,385
NetIQ Corp./1/                                49,607       719,302
Universal Compression Holdings Inc./1/        43,817       709,835
NorthWestern Corp.                            72,710       709,650

90                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                          Shares         Value
----------------------------------------------------------------------
Benchmark Electronics Inc./1/                     33,605  $    707,385
First Financial Bankshares Inc.                   19,372       705,916
Farmer Brothers Co.                                2,165       703,629
Simmons First National Corp. "A"                  18,873       701,698
CONMED Corp./1/                                   34,797       701,160
Parkway Properties Inc.                           20,686       700,014
Lattice Semiconductor Corp./1/                   112,307       698,550
Pegasus Solutions Inc./1/                         65,852       694,739
Nautica Enterprises Inc./1/                       66,703       693,711
Alderwoods Group Inc./1/                         105,972       688,818
Penn Virginia Corp.                               21,216       687,398
Stillwater Mining Co./1/                         114,446       686,676
Marcus Corp.                                      52,307       685,222
Applera Corp. - Celera Genomics Group/1/          86,176       685,099
Flagstar Bancorp Inc.                             33,073       684,611
Sterling Bancshares Inc.                          52,321       683,835
NBT Bancorp Inc.                                  39,564       683,270
DIMON Inc.                                       109,359       682,400
United Therapeutics Inc./1/                       41,483       682,395
American Management Systems Inc./1/               53,507       681,144
Universal Forest Products Inc.                    36,119       679,760
Hanger Orthopedic Group Inc./1/                   42,731       679,423
Pathmark Stores Inc./1/                           74,138       678,363
Raytech Corp./1/                                 110,309       671,782
Station Casinos Inc./1/                           39,245       667,557
Heartland Express Inc./1/                         35,580       666,769
Equity Inns Inc.                                 107,487       666,419
Interland Inc./1/                                324,984       666,217
Local Financial Corp./1/                          48,187       665,462
Carpenter Technology Corp.                        50,931       662,103
Gardner Denver Inc./1/                            42,118       661,674
Shurgard Storage Centers Inc. "A"                 20,887       660,447
Ascential Software Corp./1/                      355,105       659,785
Irwin Financial Corp.                             38,628       656,676
Analogic Corp.                                    15,627       654,615
Caraustar Industries Inc.                         69,917       653,724
Russ Berrie & Co. Inc.                            21,777       653,528
Central Garden & Pet Co./1/                       37,971       649,684
Watsco Inc.                                       45,372       648,820
United Fire & Casualty Co.                        19,084       648,474
Kmart Corp./1/                                 1,323,389       648,461
CT Communications Inc.                            44,660       647,570
Independent Bank Corp. (Michigan)                 19,509       645,748
Griffon Corp./1/                                  60,564       645,007
Heidrick & Struggles International Inc./1/        42,202       641,048
Woodward Governor Co.                             13,479       638,878
Jakks Pacific Inc./1/                             57,455       638,842
Magna Entertainment Corp. "A"/1/                 117,464       638,769
Universal Health Realty Income Trust              24,612       638,681
Denbury Resources Inc./1/                         62,755       638,218
Sybron Dental Specialties Inc./1/                 45,530       636,965
Range Resources Corp./1/                         135,984       636,405
Swift Energy Co./1/                               61,168       636,147
Manitowoc Co. Inc. (The)                          23,171       633,727
West Coast Bancorp                                41,795       632,776
Keystone Property Trust                           37,968       631,788
Playtex Products Inc./1/                          73,957       629,374
Owens & Minor Inc.                                43,901       627,345
URS Corp./1/                                      37,831       626,860
United Auto Group Inc./1/                         44,737       626,765
Stage Stores Inc./1/                              28,855       625,865
Fleetwood Enterprises Inc.                        92,824       625,634
Medford Bancorp Inc.                              17,792       621,830
Intertrust Technologies Corp./1/                 194,493       620,433
Medarex Inc./1/                                  184,796       619,067
Teledyne Technologies Inc./1/                     34,007       617,567
Fisher Communications Inc.                        13,116       616,452
Myers Industries Inc.                             49,059       614,709
Capital City Bank Group Inc.                      18,570       613,924
Daisytek International Corp./1/                   46,946       610,298
Great Lakes REIT Inc.                             34,834       608,550
Corporate Office Properties Trust                 44,908       608,503
Peoples Holding Co.                               14,932       608,479
Advanta Corp. "B"                                 58,767       607,063
Novastar Financial Inc.                           27,614       603,366
Handleman Co./1/                                  65,880       602,802
Sandy Spring Bancorp Inc.                         19,552       602,202
IBERIABANK Corp.                                  15,975       601,139

Schedules of Investments                                                      91
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Bank Mutual Corp.                             29,516  $    597,404
3TEC Energy Corp./1/                          41,605       594,951
DuPont Photomasks Inc./1/                     26,062       593,692
Sun Communities Inc.                          16,008       587,494
National Western Life Insurance
  Company "A"/1/                               5,759       587,418
PTEK Holdings Inc./1/                        125,340       584,084
Churchill Downs Inc.                          15,995       583,817
Troy Financial Corp.                          22,326       582,262
Sola International Inc./1/                    57,752       580,408
RTI International Metals Inc./1/              55,171       579,296
Stoneridge Inc./1/                            34,047       578,799
Pioneer-Standard Electronics Inc.             79,691       576,963
Coachmen Industries Inc.                      38,181       573,097
SOURCECORP Inc./1/                            28,078       573,072
Park Electrochemical Corp.                    34,215       571,391
Input/Output Inc./1/                         118,918       569,617
Cleveland-Cliffs Inc.                         23,638       568,494
NACCO Industries Inc.                         14,280       568,344
Bank of Granite Corp.                         31,494       566,892
CIMA Labs Inc./1/                             22,536       566,780
First Indiana Corp.                           30,867       565,792
NCO Group Inc./1/                             49,600       564,944
Investors Real Estate Trust                   53,200       563,388
Parametric Technology Corp./1/               312,344       562,219
XM Satellite Radio Holdings Inc. "A"/1/      143,939       561,362
Sterling Financial Corp. (Washington)/1/      30,921       560,598
FBL Financial Group Inc. "A"                  30,356       560,068
Exelixis Inc./1/                             112,882       558,766
LaSalle Hotel Properties                      44,639       557,988
Alexion Pharmaceuticals Inc./1/               48,106       557,549
Nabi Biopharmaceuticals/1/                   102,543       556,050
Alfa Corp.                                    45,332       555,317
Chesapeake Corp.                              37,144       554,931
Gene Logic Inc./1/                            71,415       554,895
Century Business Services Inc./1/            209,051       553,985
Proxim Corp. "A"/1/                          316,327       553,572
Urstadt Biddle Properties Inc. "A"            46,611       552,340
Banner Corp.                                  27,339       552,248
Standex International Corp.                   27,226       552,143
Pharmacopeia Inc./1/                          62,183       550,941
Valmont Industries Inc.                       23,555       550,009
RailAmerica Inc./1/                           75,714       548,927
ExpressJet Holdings Inc./1/                   59,385       546,342
Arris Group Inc./1/                          147,495       545,731
AMC Entertainment Inc./1/                     73,614       544,744
Central Vermont Public Service Corp.          30,870       544,238
First Essex Bancorp Inc.                      16,453       543,772
1st Source Corp.                              38,419       541,324
CNA Surety Corp.                              41,005       541,266
Meritage Corp./1/                             15,265       541,144
Standard Microsystems Corp./1/                35,328       539,847
Unova Inc./1/                                109,653       539,493
Steel Dynamics Inc./1/                        41,166       538,863
Innkeepers USA Trust                          66,811       533,820
Pope & Talbot Inc.                            41,498       533,249
Skyworks Solutions Inc./1/                   117,570       532,592
Watts Industries Inc. "A"                     32,319       530,032
Capstead Mortgage Corp.                       25,634       529,855
4Kids Entertainment Inc./1/                   22,328       529,843
MTS Systems Corp.                             55,878       529,109
Riggs National Corp.                          37,001       528,744
CCBT Financial Companies Inc.                 20,059       524,944
Kelly Services Inc. "A"                       24,146       523,244
Consolidated Graphics Inc./1/                 29,501       517,743
MCG Capital Corp.                             39,250       517,315
Oceaneering International Inc./1/             20,215       514,472
Calgon Carbon Corp.                           88,911       513,906
Saul Centers Inc.                             22,118       513,580
Newport Corp./1/                              45,526       513,533
Southern Peru Copper Corp.                    37,377       512,439
Old Second Bancorp Inc.                       13,380       510,848
State Auto Financial Corp.                    33,614       508,916
BancFirst Corp.                               10,306       507,261
First Republic Bank/1/                        23,183       504,230
Aviall Inc./1/                                49,401       503,396
Centex Construction Products Inc.             14,093       503,120
Black Box Corp./1/                            15,126       502,183
Gibraltar Steel Corp.                         22,455       499,848

92                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Farmers Capital Bank Corp.                    14,972  $    499,616
Standard Commercial Corp.                     29,845       499,605
Gentiva Health Services Inc.                  60,283       498,540
Union Bankshares Corp.                        19,988       498,301
UniFirst Corp.                                20,741       494,465
Octel Corp.                                   26,098       492,991
Angelica Corp.                                22,933       492,830
Port Financial Corp.                          12,276       491,163
Anaren Microwave Inc./1/                      59,657       490,381
Lithia Motors Inc. "A"/1/                     28,821       490,245
Robbins & Myers Inc.                          26,067       486,150
Kadant Inc./1/                                36,010       486,135
Zenith National Insurance Corp.               18,387       485,785
Kirby Corp./1/                                21,424       484,611
OMNOVA Solutions Inc./1/                     105,156       482,666
Second Bancorp Inc.                           18,008       481,354
Genesee & Wyoming Inc. "A"/1/                 21,599       480,578
Tesoro Petroleum Corp./1/                    171,552       480,346
Dura Automotive Systems Inc./1/               39,166       479,783
Graphic Packaging International Corp./1/      60,116       479,726
Cash America International Inc.               58,230       476,904
Triad Guaranty Inc./1/                        13,636       474,806
First Bancorp North Carolina                  19,187       474,111
First Place Financial Corp.                   33,883       473,684
Maxygen Inc./1/                               75,919       471,457
Buckeye Technologies Inc./1/                  64,037       470,672
Enterasys Networks Inc./1/                   361,907       470,479
City Holding Co.                              18,198       468,417
Firstfed America Bancorp Inc.                 19,354       466,238
Pinnacle Entertainment Inc./1/                63,836       466,003
Ameron International Corp.                     9,468       465,731
TBC Corp./1/                                  44,900       465,613
Valhi Inc.                                    47,373       465,203
Lightbridge Inc./1/                           68,687       463,706
CKE Restaurant Inc./1/                       115,507       462,028
Rock-Tenn Co. "A"                             29,912       461,243
Bio-Technology General Corp./1/              155,228       459,475
Camden National Corp.                         17,641       458,666
Interface Inc. "A"                           115,809       458,604
Arrow International Inc.                      14,238       458,036
Clark/Bardes Inc./1/                          25,584       455,139
Nuevo Energy Co./1/                           41,749       455,064
Ultratech Stepper Inc./1/                     56,207       454,715
Barnes Group Inc.                             22,594       453,913
Parker Drilling Co./1/                       206,167       453,567
DoubleClick Inc./1/                           88,189       453,291
Oil States International Inc./1/              45,226       452,260
Stepan Co.                                    16,821       451,644
CFS Bancorp Inc.                              31,928       450,185
Finish Line Inc. (The)/1/                     49,869       449,818
ManTech International Corp. "A"/1/            19,102       448,152
Ariba Inc./1/                                331,779       447,902
Steak n Shake Company (The)/1/                40,681       447,491
Quaker City Bancorp Inc./1/                   13,475       446,966
Ramco-Gershenson Properties Trust             22,634       444,984
Skyline Corp.                                 16,357       444,747
Tanox Inc./1/                                 42,255       443,678
Holly Corp.                                   26,060       442,499
St. Francis Capital Corp.                     19,159       440,849
Boykin Lodging Co.                            45,822       440,808
SWS Group Inc.                                35,845       439,101
Allegiant Bancorp Inc.                        27,002       438,782
Correctional Properties Trust                 18,997       436,931
CUNO Inc./1/                                  14,112       435,355
Astec Industries Inc./1/                      40,346       434,930
Blair Corp.                                   21,218       433,908
Cirrus Logic Inc./1/                         169,964       433,408
BSB Bancorp Inc.                              21,593       429,917
SJW Corp.                                      5,510       429,780
Centennial Bancorp                            49,135       426,492
ProQuest Co./1/                               13,977       424,202
Talk America Holdings Inc./1/                182,831       424,168
HEICO Corp.                                   37,458       424,025
MGE Energy Inc.                               16,504       423,493
FNB Corp.                                     13,780       423,322
NeoPharm Inc./1/                              30,006       423,085
Avigen Inc./1/                                53,285       422,550
Tenneco Automotive Inc./1/                   100,256       422,078
German American Bancorp                       24,810       421,770
Pericom Semiconductor Corp./1/                48,853       421,113
Seacoast Banking Corp. of Florida             21,937       420,752

Schedules of Investments                                                      93
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Oregon Steel Mills Inc./1/                    68,510  $    419,281
Westcorp Inc.                                 20,931       418,620
United Online Inc./1/                         43,622       418,335
Sterling Bancorp                              15,740       417,582
Footstar Inc./1/                              53,423       416,699
American Physicians Capital Inc./1/           24,687       416,223
Comstock Resources Inc./1/                    60,107       414,738
Energy Partners Ltd./1/                       50,888       414,228
U.S. Industries Inc./1/                      175,640       412,754
Maxwell Shoe Co. Inc. "A"/1/                  36,364       412,731
Silicon Graphics Inc./1/                     503,099       412,541
Spartech Corp.                                19,434       411,223
Praecis Pharmaceuticals Inc./1/              137,395       410,811
ImClone Systems Inc./1/                       52,498       409,484
Citizens First Bancorp Inc.                   22,735       408,548
Insignia Financial Group Inc./1/              51,694       405,798
RehabCare Group Inc./1/                       17,517       405,168
American Tower Corp./1/                      254,763       405,073
Terayon Communication Systems Inc./1/        172,685       400,629
Waste Connections Inc./1/                     11,511       400,468
Movado Group Inc.                             24,642       400,433
Hawthorne Financial Corp./1/                  15,158       400,171
GBC Bancorp                                   20,497       398,052
NDCHealth Corp.                               25,598       398,049
Insurance Auto Auctions Inc./1/               26,340       398,024
Stamps.com Inc./1/                            93,074       393,703
DSP Group Inc./1/                             24,512       393,638
Littelfuse Inc./1/                            23,313       392,125
USG Corp./1/                                  97,576       390,304
Berkshire Hills Bancorp Inc.                  16,583       389,700
Allen Telecom Inc./1/                         72,936       389,478
Columbia Banking System Inc./1/               35,162       389,243
Cell Therapeutics Inc./1/                     88,089       387,592
Flushing Financial Corp.                      23,202       387,009
Encore Acquisition Co./1/                     23,393       384,815
Genlyte Group Inc. (The)/1/                   10,777       382,045
Ryerson Tull Inc.                             59,223       380,804
Champion Enterprises Inc./1/                 129,385       380,392
SEMCO Energy Inc.                             48,850       380,053
NBC Capital Corp.                             15,133       379,838
Monaco Coach Corp./1/                         18,942       379,408
Golden Telecom Inc./1/                        31,422       378,635
Building Materials Holdings Corp./1/          32,333       378,296
Mobile Mini Inc./1/                           29,152       377,518
PAREXEL International Corp./1/                44,342       376,907
Pilgrim's Pride Corp. "B"                     40,518       376,817
K2 Inc./1/                                    47,592       375,977
Infonet Services Corp. "B"/1/                166,559       373,092
Great Atlantic & Pacific Tea Co./1/           44,408       372,139
Keystone Automotive Industries Inc./1/        22,480       370,920
ValueClick Inc./1/                           170,094       370,805
First Community Bancshares Inc.               12,574       370,430
ITLA Capital Corp./1/                         12,253       369,918
Kansas City Life Insurance Co.                 9,730       368,183
Lufkin Industries Inc.                        14,949       367,745
Bassett Furniture Industries Inc.             26,678       367,356
Hollinger International Inc.                  40,323       366,536
PennFed Financial Services Inc.               13,201       362,895
National Presto Industries Inc.               12,508       361,231
Tetra Technologies Inc./1/                    17,922       361,128
Electro Rent Corp./1/                         37,150       359,612
Lexicon Genetics Inc./1/                      88,893       356,461
Advanced Digital Information Corp./1/         73,876       354,605
VIB Corp./1/                                  23,671       354,355
GlobeSpanVirata Inc./1/                      149,914       353,797
Agile Software Corp./1/                       55,155       353,544
Oxford Industries Inc.                        16,139       353,444
Buckle Inc. (The)/1/                          17,582       353,398
MainSource Financial Group Inc.               14,842       353,091
CIRCOR International Inc.                     26,331       352,835
Safeguard Scientifics Inc./1/                317,199       352,091
Boston Communications Group Inc./1/           34,014       351,024
Cascade Corp./1/                              24,931       350,281
Lawson Products Inc.                          11,998       349,742
Associated Estates Realty Corp.               43,152       349,531
Superior Financial Corp.                      18,569       349,097
West Marine Inc./1/                           27,431       348,648
Compucom Systems Inc./1/                      60,507       348,520
Midland Co. (The)                             20,702       348,415

94                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.        31,020  $    347,424
Immunogen Inc./1/                            106,641       345,517
Brush Engineered Materials Inc./1/            44,215       344,877
Southwest Bancorp Inc.                        13,668       343,750
Friedman's Inc.                               44,036       342,600
American Italian Pasta Co. "A"/1/              9,565       341,375
Standard Register Co. (The)                   14,175       340,200
R&G Financial Corp. "B"                       15,577       339,890
Hancock Fabrics Inc.                          20,938       338,149
Dionex Corp./1/                               13,218       337,852
Navigant International Inc./1/                32,174       337,827
Three Rivers Bancorp Inc.                     21,046       336,736
World Fuel Services Corp.                     17,444       336,669
Healthcare Services Group Inc./1/             24,659       336,349
ABC Bancorp                                   26,189       335,743
Arctic Cat Inc.                               23,988       334,872
Osmonics Inc./1/                              28,133       334,783
Steven Madden Ltd./1/                         23,143       333,259
Baldwin & Lyons Inc. "B"                      15,186       331,966
Wabash National Corp.                         61,355       331,931
Rayovac Corp./1/                              27,091       330,510
X-Rite Inc.                                   42,707       330,125
Material Sciences Corp./1/                    27,067       329,405
NL Industries Inc.                            22,588       327,752
Alliance Imaging Inc./1/                      27,385       327,525
Macatawa Bank Corp.                           17,766       327,427
Dave & Buster's Inc./1/                       29,181       327,119
RSA Security Inc./1/                          97,344       327,076
Prime Medical Service Inc./1/                 35,315       326,275
Winston Hotels Inc.                           44,871       324,866
Quiksilver Inc./1/                            14,304       323,127
Ducommun Inc./1/                              18,346       323,073
AAR Corp.                                     67,965       322,834
LSB Bancshares Inc.                           19,630       322,717
Theragenics Corp./1/                          72,891       320,720
Jeffries Group Inc.                            8,401       320,582
Volt Information Sciences Inc./1/             21,150       320,423
Butler Manufacturing Co.                      14,782       319,291
CSS Industries Inc./1/                         8,843       318,879
Resource America Inc. "A"                     39,793       318,344
Integrated Electrical Services Inc./1/        84,888       317,481
Financial Industries Corp.                    20,802       317,439
UAL Corp./1/                                 148,215       317,180
Vail Resorts Inc./1/                          22,336       316,278
Pediatrix Medical Group Inc./1/               10,194       315,912
Raindance Communications Inc./1/             102,089       315,455
Tweeter Home Entertainment Group Inc./1/      45,661       315,061
Airgas Inc./1/                                23,973       314,765
Bostonfed Bancorp Inc.                        10,422       312,556
Audiovox Corp. "A"/1/                         44,517       311,575
Santander BanCorp                             22,526       310,859
Guilford Pharmaceuticals Inc./1/              64,141       310,442
Computer Horizons Corp./1/                    83,369       310,133
Argosy Gaming Co./1/                          13,481       309,524
CB Bancshares Inc.                             8,803       309,161
Peoples Bancorp Inc.                          11,989       308,117
Department 56 Inc./1/                         29,340       306,603
Comfort Systems USA Inc./1/                  100,478       305,453
Nature's Sunshine Products Inc.               28,107       304,399
REMEC Inc./1/                                 89,222       304,247
LTC Properties Inc.                           37,406       303,737
Universal American Financial Corp./1/         61,945       303,592
POZEN Inc./1/                                 59,841       303,394
K-Swiss Inc. "A"                              14,183       303,091
Massbank Corp.                                10,076       301,675
Great American Financial Resources Inc.       19,342       300,768
Parkvale Financial Corp.                      12,700       299,085
AmeriPath Inc./1/                             20,061       298,909
Concord Camera Corp./1/                       64,001       298,245
Haverty Furniture Companies Inc.              23,848       298,100
BE Aerospace Inc./1/                          62,230       296,215
AMCOL International Corp.                     52,592       294,515
Deltic Timber Corp.                           13,356       293,565
Luby's Inc./1/                                59,590       293,183
EDO Corp.                                     13,071       292,921
ArQule Inc./1/                                56,327       290,084
Arena Pharmaceuticals Inc./1/                 51,736       289,722
State Bancorp Inc.                            16,319       289,662

Schedules of Investments                                                      95
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Gray Television Inc. "A"                      21,511  $    289,323
Cole National Corp./1/                        23,021       288,914
Charles River Associates Inc./1/              17,381       288,525
USB Holding Co. Inc.                          15,643       288,301
Ocwen Financial Corp./1/                      98,996       287,088
OceanFirst Financial Corp.                    13,935       287,061
Water Pik Technologies Inc./1/                28,257       286,809
CSK Auto Corp./1/                             22,959       286,528
Glacier Bancorp Inc.                          12,527       285,365
Casella Waste Systems Inc. "A"/1/             44,108       283,614
E.piphany Inc./1/                             78,686       283,270
Lydall Inc./1/                                23,995       283,141
Ingles Markets Inc. "A"                       26,460       283,122
Roanoke Electric Steel Corp.                  26,071       282,870
U.S. Concrete Inc./1/                         53,556       281,169
Anteon International Corp./1/                 10,326       280,661
Watson Wyatt & Co. Holdings/1/                14,013       280,260
Coastal Bancorp Inc.                          10,137       280,187
Stratex Networks Inc./1/                     218,883       279,951
BKF Capital Group Inc./1/                     13,256       279,436
Microtune Inc./1/                            115,716       278,876
Cascade Natural Gas Corp.                     14,145       278,656
Vans Inc./1/                                  48,825       277,814
Glimcher Realty Trust                         14,801       277,371
Brookstone Inc./1/                            22,533       277,156
PC-Tel Inc./1/                                53,143       276,875
William Lyon Homes Inc./1/                    12,066       276,432
Cornell Cos Inc./1/                           34,729       276,096
School Specialty Inc./1/                      10,998       275,060
Intermet Corp.                                57,113       274,714
Avatar Holdings/1/                            11,415       274,645
Covenant Transport Inc. "A"/1/                15,680       274,400
American National Bankshares Inc.              9,974       273,886
Mission West Properties Inc.                  24,509       271,560
International Specialty Products Inc./1/      28,015       271,465
Information Resources Inc./1/                 72,789       270,047
NS Group Inc./1/                              45,446       269,495
Sterling Financial Corp. (Pennsylvania)       11,535       269,112
SPSS Inc./1/                                  23,225       268,713
Oneida Ltd.                                   19,286       268,654
Banc Corp. (The)/1/                           34,624       267,990
Yardville National Bancorp                    15,697       266,692
Sun Bancorp Inc.                              11,831       265,961
AMERCO/1/                                     26,379       265,373
SpeedFam-IPEC Inc./1/                         71,484       265,206
Three-Five Systems Inc./1/                    57,121       265,041
Starrett (LS) Co. "A"                         17,333       264,848
New Focus Inc./1/                             97,777       263,998
Tollgrade Communications Inc./1/              33,704       263,228
Sitel Corp./1/                               150,274       262,980
Prosperity Bancshares Inc.                    15,439       262,926
Gladstone Capital Corp.                       15,569       262,805
Del Monte Foods Co./1/                        32,150       262,665
Acadia Realty Trust                           35,486       262,596
Verity Inc./1/                                26,341       262,093
Interwoven Inc./1/                           129,486       260,008
Sepracor Inc./1/                              49,570       259,747
Wilsons The Leather Experts Inc./1/           36,463       259,617
Unitil Corp.                                   9,559       259,527
SureBeam Corporation "A"/1/                  144,146       259,463
Pomeroy Computer Resources/1/                 26,266       258,983
Republic Bancshares Inc./1/                   13,308       258,708
Alico Inc.                                     9,052       257,529
Hypercom Corp./1/                             89,740       256,656
SoundView Technology Group Inc./1/           197,000       256,100
Beverly Enterprises Inc./1/                  104,079       251,871
Ligand Pharmaceuticals Inc. "B"/1/            36,997       251,580
Sports Authority Inc. (The)/1/                41,715       249,039
Granite State Bankshares Inc.                  7,370       249,032
Esperion Therapeutics Inc./1/                 43,511       248,883
Systems & Computer Technology Corp./1/        35,496       248,472
National Health Realty Inc.                   15,748       248,188
Omega Healthcare Investors Inc./1/            42,707       244,284
Vignette Corp./1/                            304,505       243,909
Wellsford Real Properties Inc./1/             14,140       243,208
Sizeler Property Investors Inc.               24,175       243,201
Harvest Natural Resources Inc./1/             44,774       243,123
First Oak Brook Bancshares "A"                 8,157       242,508
J&J Snack Foods Corp./1/                       6,580       242,473

96                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
First Defiance Financial Corp.                14,115  $    242,355
Monro Muffler Brake Inc./1/                   13,535       241,735
Powell Industries Inc./1/                     12,731       239,343
Alliance Semiconductor Corp./1/               62,925       239,115
FSI International Inc./1/                     78,041       238,805
Warwick Community Bancorp                      8,837       238,599
Applied Films Corporation/1/                  21,791       238,394
Register.com/1/                               78,380       237,491
Bombay Co. Inc. (The)/1/                      87,890       237,303
Modtech Holdings Inc./1/                      23,643       236,430
Group 1 Automotive Inc./1/                    10,488       234,407
7-Eleven Inc./1/                              27,201       233,113
Chattem Inc./1/                                5,702       232,813
Crown Media Holdings Inc./1/                  66,510       232,785
VCA Antech Inc./1/                            18,864       232,782
American Medical Security Group Inc./1/       16,408       232,009
Sauer-Danfoss Inc.                            25,769       231,921
FuelCell Energy Inc./1/                       36,610       230,643
Avenue A Inc./1/                              92,135       230,337
Rex Stores Corp./1/                           22,358       230,287
Charter Financial Corp.                        8,169       229,222
Nu Horizons Electronics Corp./1/              38,053       228,318
Applica Inc./1/                               42,953       227,651
Vesta Insurance Group                         90,994       227,485
Summit Bancshares Inc.                        10,767       226,645
Align Technology Inc./1/                      81,984       226,194
SonicWALL Inc./1/                             82,235       226,146
Harris Interactive Inc./1/                    98,274       226,030
Neose Technologies Inc./1/                    29,070       225,583
Sun Bancorp Inc. "B"/1/                       17,011       225,566
MCSi Inc./1/                                  45,516       225,304
SBS Technologies Inc./1/                      31,370       224,609
TriQuint Semiconductor Inc./1/                63,495       224,137
Lone Star Technologies Inc./1/                18,904       224,012
IGEN International Inc./1/                     7,446       222,486
Encore Wire Corp./1/                          25,222       221,954
Foamex International Inc./1/                  40,230       221,265
Aeropostale Inc./1/                           14,326       220,620
CuraGen Corp./1/                              52,238       220,444
Zoran Corp./1/                                20,021       220,231
Vicor Corp./1/                                30,666       219,262
Century Aluminum Co.                          31,422       218,697
Houston Exploration Co./1/                     7,020       218,673
Isle of Capri Casinos Inc./1/                 13,020       217,174
Navigators Group Inc./1/                      10,699       216,869
Woodhead Industries Inc.                      19,658       216,631
Equity One Inc.                               16,396       216,427
TIBCO Software Inc./1/                        57,692       216,345
eFunds Corp./1/                               22,909       214,909
MemberWorks Inc./1/                           12,278       213,883
Finlay Enterprises Inc./1/                    14,132       213,200
National Healthcare Corp./1/                  11,870       213,067
deCODE genetics Inc./1/                       96,250       211,750
Integrated Silicon Solution Inc./1/           71,052       211,735
Seaboard Corp.                                   982       211,130
ADVO Inc./1/                                   6,637       210,725
Republic Bancorp Inc. "A"                     18,730       210,713
Liberate Technologies/1/                     134,209       209,366
Turnstone Systems Inc./1/                     93,294       207,113
World Acceptance Corp./1/                     26,138       207,013
FPIC Insurance Group Inc./1/                  23,372       205,674
Sylvan Learning Systems Inc./1/               14,997       205,159
Aspect Communications Corp./1/               139,489       205,049
Milacron Inc.                                 45,432       204,898
Young Broadcasting Inc. "A"/1/                23,607       204,673
Neurogen Corp./1/                             25,484       204,637
Alamo Group Inc.                              16,475       203,631
Rent-Way Inc./1/                              67,850       203,550
Northwest Pipe Co./1/                         11,356       203,159
Pure Resources Inc./1/                         9,028       202,227
Drew Industries Inc./1/                       12,988       201,963
Manugistics Group Inc./1/                     72,081       201,106
Power-One Inc./1/                             67,449       200,998
Zomax Inc./1/                                 51,461       200,698
Exar Corp./1/                                 17,341       200,289
Alliance Gaming Corp./1/                      12,887       199,233
Westfield Financial Inc.                      13,196       199,128
Standard Motor Products Inc.                  18,385       198,742
Goody's Family Clothing Inc./1/               42,025       198,358
Keynote Systems Inc./1/                       30,232       198,020
Donnelly Corp.                                 7,595       196,786

Schedules of Investments                                                      97
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Community Banks Inc.                           7,329  $    196,710
Quaker Fabric Corp./1/                        31,100       195,619
Schnitzer Steel Industries Inc. "A"           10,803       195,524
Bell Microproducts Inc./1/                    46,210       193,158
First National Corp.                           6,969       192,344
Res-Care Inc./1/                              38,603       191,471
LTX Corp./1/                                  41,978       191,420
Terra Industries Inc./1/                     103,370       191,235
MedCath Corp./1/                              16,908       191,060
Partners Trust Financial Group Inc.           13,664       190,886
PICO Holdings Inc./1/                         17,335       190,685
Keane Inc./1/                                 27,929       188,521
TransMontaigne Inc./1/                        37,841       188,448
Grace (W.R.) & Co./1/                        117,083       187,333
Neoforma Inc./1/                              19,862       187,299
Nelson (Thomas) Inc./1/                       21,266       187,141
Numerical Technologies Inc./1/                64,496       187,038
PriceSmart Inc./1/                             9,332       186,640
City Bank                                      6,442       186,431
Genzyme Corp. - Biosurgery Division/1/        99,678       186,398
Illumina Inc./1/                              54,064       185,980
Metris Companies Inc.                         80,466       185,876
Penn Traffic Company (The)/1/                 28,356       185,165
CompuCredit Corp./1/                          34,826       184,578
Remington Oil & Gas Corp./1/                  13,036       183,808
ProxyMed Inc./1/                              12,117       183,330
Sirius Satellite Radio Inc./1/               183,164       183,164
Remedy Temp Inc./1/                           14,570       182,562
Wintrust Financial Corp.                       6,342       181,698
Bush Industries Inc. "A"                      22,497       181,326
Per-Se Technologies Inc./1/                   18,259       180,399
Shoe Carnival Inc./1/                         12,649       180,248
Asbury Automotive Group Inc./1/               20,417       178,649
Interpool Inc.                                14,856       178,569
Red Hat Inc./1/                               37,561       178,415
Rainbow Technologies Inc./1/                  62,820       178,409
Petroleum Helicopters Inc./1/                  6,735       177,131
Meridian Resource Corp. (The)/1/              83,898       177,025
Quanta Services Inc./1/                       85,084       176,975
Chesapeake Energy Corp.                       26,738       176,471
Diversa Corp./1/                              20,647       176,119
MarineMax Inc./1/                             19,398       174,776
Staten Island Bancorp Inc.                     9,975       173,565
Independence Holding Co.                       8,644       172,880
Computer Network Technology Corp./1/          34,401       172,693
MasTec Inc./1/                                53,377       172,408
Duane Reade Inc./1/                           10,739       171,824
CNET Networks Inc./1/                        155,931       171,524
Vitesse Semiconductor Corp./1/               252,232       171,518
Columbus McKinnon Corp./1/                    32,574       171,339
Avocent Corp./1/                              12,787       171,090
Touch America Holdings Inc./1/               275,597       170,870
Pacific Northwest Bancorp                      6,237       169,834
Olin Corp.                                    10,366       169,796
First of Long Island Corp.                     5,097       169,475
Steinway Musical Instruments Inc./1/          11,028       169,280
Netro Corp./1/                                81,616       167,313
Read-Rite Corp./1/                           321,453       167,156
Magnetek Inc./1/                              52,171       166,947
Wind River Systems Inc./1/                    51,661       166,348
Dover Motorsports Inc.                        41,445       165,780
C-COR.net Corp./1/                            44,609       165,499
Regent Communications Inc./1/                 32,472       164,958
Wireless Facilities Inc./1/                   37,089       164,304
Mykrolis Corp./1/                             26,701       164,211
Cascade Bancorp                               12,000       163,680
SCM Microsystems Inc./1/                      41,446       163,670
Transaction Systems Architects
  Inc. "A"/1/                                 26,383       163,575
United National Bancorp                        7,915       162,891
Center Trust Inc.                             27,978       162,272
kForce.com Inc./1/                            51,447       160,000
Applied Molecular Evolution Inc./1/           40,792       159,905
S&T Bancorp Inc.                               6,322       159,188
DVI Inc./1/                                   33,057       158,674
Kenneth Cole Productions "A"/1/                7,808       158,502
Oplink Communications Inc./1/                272,726       158,181
Sykes Enterprises Inc./1/                     37,448       157,656
Medical Staffing Network Holdings
  Inc./1/                                     10,341       156,873

98                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Hollywood Casino Corp. "A"/1/                 12,984  $    156,847
Onyx Pharmaceuticals Inc./1/                  36,579       156,558
WatchGuard Technologies Inc./1/               35,425       155,870
Kendle International Inc./1/                  22,954       153,792
Sequenom Inc./1/                              99,654       153,467
Eon Labs Inc./1/                               7,094       153,089
LodgeNet Entertainment Corp./1/               19,955       152,855
SeaChange International Inc./1/               22,156       152,212
Willow Grove Bancorp Inc.                     12,874       151,913
Gulf Island Fabrication Inc./1/               12,916       151,892
IHOP Corp./1/                                  6,264       150,962
Ladish Co. Inc./1/                            24,268       150,462
Cherokee Inc./1/                               9,298       149,977
Trico Marine Services Inc./1/                 58,348       148,204
Avanex Corp./1/                              108,173       148,197
Salton Inc./1/                                17,219       146,534
Mestek Inc./1/                                 8,013       146,237
TriCo Bancshares                               5,770       145,981
iGate Corp./1/                                53,505       145,534
Primedia Inc./1/                             104,672       145,494
U.S. Xpress Enterprises Inc. "A"/1/           14,789       144,636
New Century Financial Corp.                    6,150       143,910
Price Legacy Corporation/1/                   49,019       143,626
Discovery Partners International Inc./1/      44,972       143,461
Genesco Inc./1/                               10,328       142,526
MEMC Electronics Materials Inc./1/            42,893       142,405
Stein Mart Inc./1/                            24,047       140,434
Maui Land & Pineapple Co. Inc./1/              7,769       139,842
Tompkins Trustco Inc.                          3,258       139,768
MAXIMUS Inc./1/                                6,237       139,709
Midwest Express Holdings Inc./1/              34,813       139,252
Trans World Entertainment Corp./1/            44,164       139,117
Gorman-Rupp Co. (The)                          5,952       138,682
Mesaba Holdings Inc./1/                       25,435       138,366
Answerthink Inc./1/                           95,328       138,226
Trimble Navigation Ltd./1/                    13,904       137,650
Culp Inc./1/                                  16,050       136,425
Proton Energy Systems Inc./1/                 64,211       136,127
Royal Bancshares of Pennsylvania "A"           7,433       136,024
LendingTree Inc./1/                            9,213       135,800
Quicksilver Resources Inc./1/                  7,532       135,576
Openwave Systems Inc./1/                     218,610       135,538
Wyndham International Inc. "A"/1/            397,828       135,262
SuperGen Inc./1/                              77,937       134,831
Palm Harbor Homes Inc./1/                     11,557       134,188
Smart & Final Inc./1/                         31,422       133,544
TriPath Imaging Inc./1/                       58,433       131,474
Sapient Corp./1/                             127,387       131,209
Collins & Aikman Corp./1/                     36,490       130,999
Tasty Baking Company                          10,220       130,305
Hall Kinion & Associates Inc./1/              21,457       128,742
Caliper Technologies Corp./1/                 30,547       127,992
WSFS Financial Corp.                           4,555       127,540
NetScout Systems Inc./1/                      34,637       126,771
LeCroy Corp./1/                               14,032       125,727
Castle (A.M.) & Co.                           18,577       125,395
ITXC Corp./1/                                 50,357       124,885
Century Bancorp Inc. "A"                       4,700       124,738
Transcontinental Realty Investments
  Inc./1/                                      7,538       124,302
California First National Bancorp              9,168       123,860
Aether Systems Inc./1/                        45,401       121,675
Coldwater Creek Inc./1/                        9,120       120,202
MatrixOne Inc./1/                             27,692       120,183
3D Systems Corp./1/                           18,235       119,986
Artesyn Technologies Inc./1/                  78,481       118,506
NetRatings Inc./1/                            20,285       118,464
Transmeta Corp./1/                           121,470       117,826
Varian Inc./1/                                 4,256       117,508
Key Energy Services Inc./1/                   14,897       117,388
LSI Industries Inc.                           11,503       116,640
Vical Inc./1/                                 50,469       116,583
Pacific Union Bank/1/                         10,336       115,867
Drugstore.com Inc./1/                         69,108       115,410
Deb Shops Inc.                                 4,627       115,351
Finisar Corp./1/                             167,146       115,331
Sipex Corp./1/                                67,552       114,838
CTS Corp.                                     24,897       114,526
Specialty Laboratories Inc./1/                12,429       114,223
Magma Design Automation Inc./1/               12,767       113,882

Schedules of Investments                                                      99
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Richardson Electronics Ltd.                   17,046  $    112,163
Bank of the Ozarks Inc.                        4,859       111,271
Net2Phone Inc./1/                             47,112       111,184
IMCO Recycling Inc./1/                        18,248       110,400
ABIOMED Inc./1/                               33,165       109,444
EnergySouth Inc.                               4,281       109,165
Tremont Corp.                                  3,404       108,962
Right Management Consultants Inc./1/           4,394       108,268
Championship Auto Racing Teams Inc./1/        28,636       107,958
Allegiance Telecom Inc./1/                   129,863       107,786
Seminis Inc. "A"/1/                           36,735       107,634
Viasat Inc./1/                                17,017       107,207
Carmike Cinemas Inc./1/                        5,916       106,488
Intertan Inc./1/                              15,202       106,110
DiamondCluster International
  Inc. "A"/1/                                 32,428       105,715
Spinnaker Exploration Co./1/                   3,679       105,587
Atlas Air Worldwide Holdings Inc./1/          43,710       105,341
Union Acceptance Corp. "A"/1/                 26,128       105,296
ADE Corp./1/                                  24,876       104,728
Dover Downs Gaming & Entertainment Inc.       12,852       104,615
II-VI Inc./1/                                  7,821       104,410
CTB International Corp./1/                     8,113       103,757
StorageNetworks Inc./1/                       82,945       103,681
webMethods Inc./1/                            21,435       103,531
Johnson Outdoors Inc. "A"/1/                   9,711       102,063
Linens `N Things Inc./1/                       5,472       100,521
SRA International Inc. "A"/1/                  3,497       100,119
Shop At Home Inc./1/                          42,685        99,883
American Pharmaceutical Partners Inc./1/       6,087        99,401
IMPCO Technologies Inc./1/                    27,415        98,694
Papa John's International Inc./1/              3,370        98,168
Michael Baker Corp./1/                         9,493        97,778
Ceres Group Inc./1/                           50,417        97,305
MetaSolv Inc./1/                              63,523        97,190
Dominion Homes Inc./1/                         6,236        96,658
Virco Manufacturing Corp.                      9,910        96,126
Bel Fuse Inc. "B"                              4,363        93,586
Boston Private Financial Holdings Inc.         4,366        92,996
Liquidmetal Technologies/1/                   11,637        92,980
Mattson Technology Inc./1/                    55,667        91,851
TriZetto Group Inc. (The)/1/                  18,442        91,841
Trex Co. Inc./1/                               3,359        91,835
Aaron Rents Inc. "B"                           3,967        91,241
CompX International Inc.                       9,792        90,870
Global Industries Ltd./1/                     21,944        90,629
Virginia Financial Group Inc.                  2,982        89,549
EMC Insurance Group Inc.                       6,262        89,296
CCC Information Services Group Inc./1/         6,783        88,654
EMS Technologies Inc./1/                       8,630        88,544
Merchants Bancshares Inc.                      3,574        88,278
Aspen Technology Inc./1/                      28,579        85,737
Horizon Offshore Inc./1/                      20,312        85,534
Guess ? Inc./1/                               19,925        85,478
Mid Atlantic Realty Trust                      5,312        85,151
Protection One Inc./1/                        31,511        85,080
Technical Olympic USA Inc./1/                  5,566        85,043
Columbia Laboratories Inc./1/                 18,743        84,343
First Banks America Inc./1/                    2,100        84,315
Paxson Communications Corp./1/                37,220        81,884
Zymogenetics Inc./1/                          10,222        81,776
Centene Corp./1/                               3,061        81,698
Penford Corp.                                  6,038        81,513
MRV Communications Inc./1/                    95,383        81,076
MEEMIC Holdings Inc./1/                        2,827        81,022
Molecular Devices Corp./1/                     6,415        80,252
Frontier Airlines Inc./1/                     16,403        80,047
O'Charley's Inc./1/                            4,251        79,668
NATCO Group Inc. "A"/1/                       10,536        79,336
Mail-Well Inc./1/                             75,544        78,566
Quovadx Inc./1/                               55,608        77,851
Elizabeth Arden Inc./1/                        6,471        77,587
Advanced Marketing Services Inc.               5,549        76,521
Internet Security Systems Inc./1/              6,202        76,409
Paxar Corp./1/                                 5,228        76,015
Flow International Corp./1/                   23,022        74,361

100                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
DJ Orthopedics Inc./1/                        19,450  $     74,299
Electro Scientific Industries Inc./1/          5,000        74,150
SpeechWorks International Inc./1/             32,190        74,037
Avid Technology Inc./1/                        7,184        73,995
Southwestern Energy Co./1/                     6,160        73,920
Midas Inc./1/                                 14,687        73,435
Fleming Companies Inc.                        14,616        73,080
Vitria Technology Inc./1/                     93,268        72,749
Merix Corp./1/                                 8,844        72,079
Hexcel Corp./1/                               29,016        71,960
First Consulting Group Inc./1/                13,254        71,837
FileNET Corp./1/                               6,938        71,808
Veeco Instruments Inc./1/                      6,625        71,550
Lakeland Financial Corp.                       3,010        71,307
Manufacturers Services Ltd./1/                26,275        70,943
CPI Corp.                                      5,081        69,864
West Pharmaceutical Services Inc.              3,259        69,808
American Superconductor Corp./1/              25,712        69,422
Rare Hospitality International Inc./1/         2,951        69,112
RadiSys Corp./1/                              17,406        68,928
Sturm Ruger & Co. Inc.                         5,648        68,906
CPB Inc.                                       1,492        68,886
Credit Acceptance Corp./1/                     8,297        68,035
Revlon Inc. "A"/1/                            22,707        67,894
DHB Industries Inc./1/                        31,077        65,883
ArthroCare Corp./1/                            5,432        65,836
ANADIGICS Inc./1/                             30,652        65,289
Ulticom Inc./1/                               11,803        65,271
Friedman Billings Ramsey Group Inc. "A"/1/     6,419        65,024
Tennant Co.                                    1,992        64,441
Wet Seal Inc. "A"/1/                           6,416        64,160
Paradyne Networks Inc./1/                     47,773        63,538
Topps Co. (The)/1/                             7,339        63,262
Ciphergen Biosystems Inc./1/                  21,064        63,192
WFS Financial Inc./1/                          3,036        62,967
Nuance Communications Inc./1/                 36,372        61,832
Homestore.com Inc./1/                        205,752        61,726
PC Connection Inc./1/                         15,014        60,957
Seattle Genetics Inc./1/                      18,465        59,457
Dynamics Research Corp./1/                     4,046        58,991
Netegrity Inc./1/                             27,941        57,558
Capstone Turbine Corp./1/                     97,377        57,452
Matria Healthcare Inc./1/                      6,654        57,091
Speedway Motorsports Inc./1/                   2,417        56,920
Apogee Enterprises Inc.                        5,200        56,888
WestPoint Stevens Inc./1/                     57,525        56,375
Mossimo Inc./1/                                9,552        56,166
Newpark Resources Inc./1/                     14,149        56,030
Ameristar Casinos Inc./1/                      2,937        55,686
NYMAGIC Inc./1/                                3,805        54,944
SONICblue Inc./1/                            227,991        54,718
Acme Communications Inc./1/                    7,008        54,662
Active Power Inc./1/                          40,735        54,585
Cardiac Science Inc./1/                       27,334        54,121
Insituform Technologies Inc. "A"/1/            3,574        51,283
Zygo Corp./1/                                 12,050        51,092
Nanometrics Inc./1/                           19,176        51,008
PDI Inc./1/                                   12,527        50,985
AXT Inc./1/                                   23,952        49,820
Time Warner Telecom Inc. "A"/1/               60,321        48,860
Datastream Systems Inc./1/                     9,746        48,730
AVANIR Pharmaceuticals "A"/1/                 41,789        48,057
EMCORE Corp./1/                               31,130        47,318
NASB Financial Inc.                            2,252        46,819
PLATO Learning Inc./1/                         7,014        46,643
ILEX Oncology Inc./1/                          9,805        46,574
Alloy Inc./1/                                  5,588        46,436
Arden Group Inc. "A"/1/                          824        45,740
Inktomi Corp./1/                             182,710        45,677
Kos Pharmaceuticals Inc./1/                    3,907        43,754
Asyst Technologies Inc./1/                     7,189        43,422
Aurora Foods Inc./1/                          62,823        40,835
NetFlix Inc./1/                                4,207        40,808
Bone Care International Inc./1/                6,919        39,992
Pixelworks Inc./1/                             7,698        39,645
Computer Programs & Systems Inc./1/            1,833        39,190
UbiquiTel Inc./1/                            155,913        38,978
MTR Gaming Group Inc./1/                       4,210        38,774
Nash Finch Co.                                 2,840        38,624
Spectrian Corp./1/                            13,084        38,598

Schedules of Investments                                                     101
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
P.A.M. Transportation Services Inc./1/         1,974  $     37,664
Kyphon Inc./1/                                 2,850        37,620
Hologic Inc./1/                                3,811        37,348
Tellium Inc./1/                               97,986        37,235
Stratos Lightwave Inc./1/                    102,329        36,838
Provident Bancorp Inc.                         1,290        36,701
Key Productions Co. Inc./1/                    2,260        36,612
RCN Corp./1/                                  70,877        36,147
Sharper Image Corp./1/                         1,847        35,315
Stanley Furniture Co. Inc./1/                  1,647        34,982
Centennial Communications Corp. "A"/1/        12,047        34,936
Altiris Inc./1/                                3,477        34,596
Lawson Software Inc./1/                        9,758        34,543
Synaptics Inc./1/                              7,073        34,021
Next Level Communications Inc./1/             43,931        33,827
Glatfelter Co.                                 2,896        33,449
Alaris Medical Inc./1/                         6,701        31,964
Digimarc Corp./1/                              2,732        31,882
Alamosa Holdings Inc./1/                     137,886        31,714
Vastera Inc./1/                               14,615        31,422
Epix Medical Inc./1/                           6,918        31,339
Bio-Reference Laboratories Inc./1/             4,571        29,711
ON Semiconductor Corp./1/                     22,352        27,940
Alaska Communications Systems Group
  Inc./1/                                     16,509        27,735
Verint Systems Inc./1/                         3,142        27,112
Deltagen Inc./1/                              18,024        27,036
Handspring Inc./1/                            28,525        26,813
eUniverse Inc./1/                              9,107        26,684
Inforte Corp./1/                               5,140        26,317
Skechers U.S.A. Inc. "A"/1/                    2,724        25,987
Allscripts Healthcare Solutions Inc./1/        9,036        25,843
Galyan's Trading Co./1/                        2,574        25,766
Checkers Drive-in Restaurants Inc./1/          3,214        25,712
Entrust Inc./1/                                7,813        24,533
Capitol Bancorp Ltd.                           1,394        24,283
Electroglas Inc./1/                           11,702        23,404
National Beverage Corp./1/                     1,603        21,897
BWAY Corporation/1/                            1,569        21,809
ATA Holdings Corp./1/                          6,404        21,774
Aftermarket Technology Corp./1/                1,681        21,735
Riverstone Networks Inc./1/                   42,505        21,678
Somera Communications Inc./1/                 10,404        21,328
Digitas Inc./1/                                9,669        21,272
Acterna Corp./1/                              51,935        20,774
Overstock.com Inc./1/                          3,462        20,599
Liberty Livewire Corp. "A"/1/                 12,923        20,289
Gart Sports Co./1/                             1,041        19,644
Value Line Inc.                                  490        19,110
Dril-Quip Inc./1/                              1,120        18,872
Texas Biotech Corp./1/                         5,960        18,238
Caminus Corp./1/                              10,142        18,053
CoorsTek Inc./1/                               1,150        17,250
Optical Communication Products Inc./1/        22,318        17,185
Option Care Inc./1/                            1,903        16,842
Magellan Health Services Inc./1/              64,561        16,786
Roxio Inc./1/                                  5,470        16,574
Trikon Technologies Inc./1/                    2,891        16,421
DDi Corp./1/                                 101,908        16,203
First State Bancorp                              653        16,096
Tropical Sportswear International
  Corp./1/                                     1,050        13,629
Bruker AXS Inc./1/                             5,065        10,636
Syntroleum Corp./1/                            5,968         9,907
Medis Technologies Ltd./1/                     2,307         9,874
Infogrames Inc./1/                             4,250         9,435
MapInfo Corp./1/                               2,341         9,247
IXYS Corp./1/                                  1,661         8,355
Dobson Communications Corp. "A"/1/            25,390         7,871
Sangamo BioSciences Inc./1/                    3,319         6,538
Advanced Power Technology Inc./1/              1,674         6,512
Suntron Corp./1/                               2,001         6,503
Penton Media Inc./1/                          20,138         4,833
Therma-Wave Inc./1/                            5,805         4,586
TTM Technologies Inc./1/                       2,218         3,482
Burnham Pacific Properties Inc.                1,448         1,651
TOTAL COMMON STOCKS
  (Cost: $990,212,422)                                 783,009,005

102                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 6.00%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    40,786,462  $ 40,786,462
Dreyfus Money Market Fund                  2,931,732     2,931,732
Goldman Sachs Financial Square
  Prime Obligation Fund                      627,910       627,910
Providian Temp Cash Money Market Fund 2,772,598 2,772,598 TOTAL SHORT TERM INSTRUMENTS
  (Cost: $47,118,702)                                   47,118,702

TOTAL INVESTMENTS IN SECURITIES - 105.78%
  (Cost $1,037,331,124)                                830,127,707
Other Assets, Less Liabilities - (5.78%)               (45,369,873)
                                                      ------------
NET ASSETS - 100.00%                                  $784,757,834
                                                      ============

/1/  Non-income earning securities.

See notes to Financial Statements.

Schedules of Investments                                                     103

Statements of Assets and Liabilities (Unaudited)

iSHARES TRUST
September 30, 2002

                                                                              iShares Russell
                                           ----------------------------------------------------------------------------------------
                                                   1000   1000 Growth     1000 Value            2000    2000 Growth     2000 Value
                                             Index Fund    Index Fund     Index Fund      Index Fund     Index Fund     Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                        $796,882,204  $648,243,803  $1,052,443,616  $3,594,486,374  $543,772,452  $1,037,331,124
                                           ------------  ------------  --------------  --------------  ------------  --------------
Investments in securities, at value
  (including securities on loan/1/)
  (Note 1)                                 $605,710,503  $476,671,685  $  807,674,297  $2,691,453,212  $416,885,416  $  830,127,707
Cash                                             35,571             -               -               -             -               -
Receivables:
  Dividends and interest                        888,799       577,026       1,444,136       4,172,289       374,852       1,832,687
                                           ------------  ------------  --------------  --------------  ------------  --------------
Total Assets                                606,634,873   477,248,711     809,118,433   2,695,625,501   417,260,268     831,960,394
                                           ------------  ------------  --------------  --------------  ------------  --------------

LIABILITIES
Payables:
  Collateral for securities on loan
    (Note 5)                                  9,199,855     7,771,782      14,250,883     287,065,636    48,317,156      46,858,844
  Advisory fees (Note 2)                        151,124       162,254         271,698         877,488       158,626         343,716
                                           ------------  ------------  --------------  --------------  ------------  --------------
Total Liabilities                             9,350,979     7,934,036      14,522,581     287,943,124    48,475,782      47,202,560
                                           ------------  ------------  --------------  --------------  ------------  --------------
NET ASSETS                                 $597,283,894  $469,314,675  $  794,595,852  $2,407,682,377  $368,784,486  $  784,757,834
                                           ============  ============  ==============  ==============  ============  ==============

NET ASSETS CONSIST OF:
  Paid-in capital                          $817,968,599  $746,915,732  $1,065,196,018  $3,404,251,784  $586,098,135  $  953,397,675
  Undistributed net investment income           490,500       379,233         664,819       3,429,939       261,771       1,647,408
  Undistributed net realized gain (loss)    (30,003,504) (106,408,172)    (26,495,666)    (96,966,184)  (90,688,384)     36,916,168
  Net unrealized depreciation              (191,171,701) (171,572,118)   (244,769,319)   (903,033,162) (126,887,036)   (207,203,417)
                                           ------------  ------------  --------------  -------------   ------------  --------------
NET ASSETS                                 $597,283,894  $469,314,675  $  794,595,852  $2,407,682,377  $368,784,486  $  784,757,834
                                           ============  ============  ==============  ==============  ============  ==============
iShares outstanding                          13,750,000    13,750,000      18,750,000      33,350,000     9,850,000       7,300,000
                                           ============  ============  ==============  ==============  ============  ==============
Net asset value per iShare                 $      43.44  $      34.13  $        42.38  $        72.19  $      37.44  $       107.50
                                           ============  ============  ==============  ==============  ============  ==============

/1/ Securities on loan with market values of $8,666,627, $7,363,954, $13,430,863, $269,120,218, $45,456,640 and $43,694,974, respectively. See
     Note 5.

See notes to financial statements.

104                              2002 iShares Semi-Annual Report to Shareholders

Statements of Operations (Unaudited)

iSHARES TRUST
For the six months ended September 30, 2002

                                                                                iShares Russell
                                           ---------------------------------------------------------------------------------------
                                                   1000     1000 Growth     1000 Value           2000   2000 Growth     2000 Value
                                             Index Fund      Index Fund     Index Fund     Index Fund    Index Fund     Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                             $   4,123,137  $   2,288,606  $   9,088,637  $  19,887,336  $   1,444,950  $   9,341,479
  Interest                                         5,758          2,242          8,972        114,490          4,167         12,652
  Securities lending income                       10,340         12,730         17,199        423,267         95,084         80,224
                                           -------------  -------------  -------------  -------------  -------------  -------------
Total investment income                        4,139,235      2,303,578      9,114,808     20,425,093      1,544,201      9,434,355
                                           -------------  -------------  -------------  -------------  -------------  -------------

EXPENSES (NOTE 2)
  Advisory fees                                  372,402        474,807        796,080      2,838,636        519,579      1,181,536
                                           -------------  -------------  -------------  -------------  -------------  -------------
Total expenses                                   372,402        474,807        796,080      2,838,636        519,579      1,181,536
                                           -------------  -------------  -------------  -------------  -------------  -------------
Net investment income                          3,766,833      1,828,771      8,318,728     17,586,457      1,024,622      8,252,819
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                              (13,678,691)   (63,153,665)   (21,276,412)  (149,958,757)   (65,565,979)   (21,950,180)
    In-kind redemptions                                -      4,046,020      7,266,453    120,093,260      8,947,659     70,808,332
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net realized gain (loss)                   (13,678,691)   (59,107,645)   (14,009,959)   (29,865,497)   (56,618,320)    48,858,152
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net change in unrealized
    appreciation (depreciation) on
    investments                             (148,302,324)  (121,312,046)  (239,529,329)  (940,131,240)  (117,041,856)  (299,612,112)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Net realized and unrealized loss            (161,981,015)  (180,419,691)  (253,539,288)  (969,996,737)  (173,660,176)  (250,753,960)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                $(158,214,182) $(178,590,920) $(245,220,560) $(952,410,280) $(172,635,554) $(242,501,141)
                                           =============  =============  =============  =============  =============  =============

/1/  Net of foreign withholding tax of $380, $50, $1,032, $9,284, $2,038 and
     $1,940, respectively.

See notes to financial statements.

Financial Statements                                                         105

Statements of Changes in Net Assets

iSHARES TRUST

                                             iShares Russell 1000                iShares Russell 1000
                                                  Index Fund                       Growth Index Fund
                                      ---------------------------------- ----------------------------------
                                             For the six                        For the six
                                            months ended         For the       months ended         For the
                                      September 30, 2002      year ended September 30, 2002      year ended
                                             (Unaudited)  March 31, 2002         Unaudited)  March 31, 2002
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                   $   3,766,833   $   3,684,451  $   1,828,771       $   2,114,654
  Net realized gain (loss)                  (13,678,691)      2,411,962    (59,107,645)        (42,267,562)
  Net change in unrealized appreciation
    (depreciation)                         (148,302,324)        494,427   (121,312,046)          1,378,927
                                          -------------   -------------  -------------       -------------
Net increase (decrease) in net assets
  resulting from operations                (158,214,182)      6,590,840   (178,590,920)        (38,773,981)
                                          -------------   -------------  -------------       -------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                 (3,515,016)     (3,516,544)    (1,574,213)         (1,993,842)
                                          -------------   -------------  -------------        ------------
Total distributions to iShareholders         (3,515,016)     (3,516,544)    (1,574,213)         (1,993,842)
                                          -------------   -------------  -------------       -------------
iSHARES TRANSACTIONS:
  iShares sold                              339,441,959     386,533,984    203,661,992         432,772,933
  iShares redeemed                                    -    (177,760,490)   (37,647,028)       (117,617,813)
                                          -------------   -------------  -------------       -------------
Net increase in net assets from iShares
  transactions                              339,441,959     208,773,494    166,014,964         315,155,120
                                          -------------   -------------  -------------       -------------
INCREASE (DECREASE) IN NET ASSETS           177,712,761     211,847,790    (14,150,169)        274,387,297

NET ASSETS:

Beginning of period                         419,571,133     207,723,343    483,464,844         209,077,547
                                          -------------   -------------  -------------       -------------
End of period                             $ 597,283,894   $ 419,571,133  $ 469,314,675       $ 483,464,844
                                          =============   =============  =============       =============

Undistributed net investment income
  included in net assets at end of period $     490,500   $     238,683  $     379,233       $     124,675
                                          =============   =============  =============       =============

iSHARES ISSUED AND REDEEMED:

  iShares sold                                6,850,000       6,450,000      4,950,000           8,000,000
  iShares redeemed                                    -      (2,950,000)      (950,000)         (2,350,000)
                                          -------------   -------------  -------------       -------------
Net increase in iShares outstanding           6,850,000       3,500,000      4,000,000           5,650,000
                                          =============   =============  =============       =============

                                             iShares Russell 1000
                                               Value Index Fund
                                      ----------------------------------
                                             For the six
                                            months ended         For the
                                      September 30, 2002      year ended
                                             (Unaudited)  March 31, 2002
                                      ----------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                   $   8,318,728   $   8,423,31
  Net realized gain (loss)                  (14,009,959)     7,397,423
  Net change in unrealized appreciation
    (depreciation)                         (239,529,329)     4,575,129
                                            -----------   ------------
Net increase (decrease) in net assets
  resulting from operations                (245,220,560)    20,395,870
                                            -----------   ------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                 (8,185,871)    (7,968,208)
                                           ------------   ------------

Total distributions to iShareholders         (8,185,871)    (7,968,208)
                                           ------------   ------------
iSHARES TRANSACTIONS:
  iShares sold                              521,054,063    687,791,275
  iShares redeemed                         (164,440,929)   199,834,895
                                          -------------   ------------
Net increase in net assets from iShares
  transactions                              356,613,134    487,956,380
                                            -----------   ------------
INCREASE (DECREASE) IN NET ASSETS           103,206,703    500,384,042

NET ASSETS:

Beginning of period                         691,389,149    191,005,107
                                          -------------   ------------
End of period                             $ 794,595,852   $691,389,149
                                          =============   ============

Undistributed net investment income
  included in net assets at end of period $     664,819   $    531,962
                                          =============   ============

iSHARES ISSUED AND REDEEMED:

  iShares sold                               10,050,000     12,200,000
  iShares redeemed                           (3,300,000)     3,600,000)
                                          -------------   ------------
Net increase in iShares outstanding           6,750,000       8,600,00
                                          =============   ============

See notes to financial statements.

106                              2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

                                       iShares Russell 2000             iShares Russell 2000               iShares Russell 2000
                                           Index Fund                     Growth Index Fund                  Value Index Fund
                               --------------------------------- --------------------------------- ---------------------------------
                                      For the six                       For the six                      For the six
                                     months ended        For the       months ended        For the       months ended        For the
                               September 30, 2002     year ended September 30, 2002     year ended September 30, 2002     year ended
                                      (Unaudited) March 31, 2002        (Unaudited) March 31, 2002        (Unaudited) March 31, 2002
---------------------------------------------------------------- --------------------------------- ---------------------------------
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:
  Net investment income          $   17,586,457   $   19,805,955     $   1,024,622   $     679,204    $   8,252,819   $  10,375,201
  Net realized gain (loss)           29,865,497)      53,887,648       (56,618,320)    (24,103,050)      48,858,152      11,979,898
  Net change in unrealized
   appreciation
     (depreciation)                (940,131,240)     106,656,881      (117,041,856)     23,140,519     (299,612,112)     82,906,789
                                 --------------   --------------     -------------   -------------    -------------   -------------
Net increase (decrease) in
  net assets resulting from
   operations                      (952,410,280)     180,350,484      (172,635,554)       (283,327)    (242,501,141)    105,261,888
                                 --------------   --------------     -------------   -------------    -------------

DISTRIBUTIONS TO
 iSHAREHOLDERS:
  From net investment income        (17,340,951)     (16,627,178)         (871,414)       (566,781)      (8,384,591)     (8,688,498)
                                 --------------   --------------     -------------   -------------    -------------   -------------
Total distributions to
  iShareholders                     (17,340,951)     (16,627,178)         (871,414)       (566,781)      (8,384,591)     (8,688,498)
                                 --------------   --------------     -------------   -------------    -------------   -------------

iSHARES TRANSACTIONS:
  iShares sold                    1,941,332,975    2,328,641,415       170,426,660     314,890,447      563,948,113     544,536,783
  iShares redeemed               (1,002,799,141)    (767,404,281)      (64,546,779)    (32,887,260)    (366,272,277)    (76,905,774)
                                 --------------   --------------     -------------   -------------    -------------   -------------
Net increase in net assets
  from iShares transactions         938,533,834    1,561,237,134       105,879,881     282,003,187      197,675,836     467,631,009
                                 --------------   --------------     -------------   -------------    -------------   -------------
INCREASE (DECREASE) IN NET
   ASSETS                           (31,217,397)   1,724,960,440       (67,627,087)    281,153,079

NET ASSETS:

Beginning of period               2,438,899,774      713,939,334       436,411,573     155,258,494      837,967,730     273,763,331
                                 --------------   --------------     -------------   -------------    -------------   -------------
End of period                    $2,407,682,377   $2,438,899,774     $ 368,784,486   $ 436,411,573    $ 784,757,834   $ 837,967,730
                                 ==============   ==============     =============   =============    =============   =============

Undistributed net investment
  income included in net
   assets at end of period       $    3,429,939   $    3,184,433     $     261,771   $     108,563    $   1,647,408   $   1,779,180
                                 ==============   ==============     =============   =============    =============   =============

iSHARES ISSUED AND REDEEMED:

  iShares sold                       20,350,000       24,450,000          3,650,000      5,550,000        4,050,000       4,250,000
  iShares redeemed                  (11,200,000)      (8,200,000)        (1,500,000)      (700,000)      (2,700,000)       (650,000)
                                 --------------   --------------     --------------  -------------    -------------   -------------
Net increase in iShares
  outstanding                         9,150,000       16,250,000          2,150,000      4,850,000        1,350,000       3,600,000
                                 ==============   ==============     ==============  =============    =============   =============

See notes to financial statements.

Financial Statements                                                         107

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                       iShares Russell 1000                                   iShares Russell 1000
                                            Index Fund                                          Growth Index Fund
                        -------------------------------------------------      --------------------------------------------------
                           Six months                         Period from         Six months                        Period from
                                ended                     May 15, 2000/1/              ended                       May 22, 2000/1/
                        Sep. 30, 2002         Year ended               to      Sep. 30, 2002         Year ended              to
                          (Unaudited)      Mar. 31, 2002    Mar. 31, 2001        (Unaudited)      Mar. 31, 2002   Mar. 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $    60.81      $       61.10       $    76.78      $       49.59        $     50.99       $   79.30
                           ----------      -------------       ----------      -------------        -----------       ---------
Income from investment
 operations:
 Net investment income           0.33               0.70             0.64               0.13               0.23            0.14
 Net realized and
  unrealized loss              (17.37)             (0.30)          (15.71)            (15.47)             (1.41)         (28.20)
                           ----------      -------------       ----------      -------------        -----------       ---------
Total from investment
 operations                    (17.04)              0.40           (15.07)            (15.34)             (1.18)         (28.06)
                           ----------      -------------       ----------      -------------        -----------       ---------
Less distributions
 from:
 Net investment income          (0.33)             (0.69)           (0.61)             (0.12)             (0.22)          (0.14)
 Net realized gain                  -                  -            (0.00)/5/              -                  -           (0.11)
                           ----------      -------------       ----------      -------------        -----------       ---------
Total distributions             (0.33)             (0.69)           (0.61)             (0.12)             (0.22)          (0.25)
                           ----------      -------------       ----------      -------------        -----------       ---------
Net asset value, end
 of period                 $    43.44      $       60.81       $    61.10      $       34.13        $     49.59       $   50.99
                           ==========      =============       ==========      =============        ===========       =========

Total return                   (28.10)%/2/          0.68%          (19.75)%/2/        (30.96)%/2/         (2.30)%        (35.47)%/2/
                           ==========      =============       ==========      =============        ===========       =========

Ratios/Supplemental
 data:
 Net assets, end of
  period (000s)            $  597,284      $     419,571       $  207,723      $     469,315        $   483,465       $ 209,078
 Ratio of expenses to
  average net assets/3/          0.15%              0.15%            0.15%              0.20%              0.20%           0.20%
 Ratio of net
  investment income to
  average net assets/3/          1.52%              1.23%            1.01%              0.77%              0.52%           0.26%
 Portfolio turnover
  rate/4/                           4%                 8%               9%                16%                22%             11%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than $0.01.

See notes to financial statements.

108                              2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                        iShares Russell 1000                                iShares Russell 2000
                                          Value Index Fund                                        Index Fund
                            -----------------------------------------------  -------------------------------------------------
                               Six months                       Period from       Six months                       Period from
                                    ended                      May 22, 2000/1/         ended                      May 22, 2000/1/
                            Sep. 30, 2002         Year ended             to    Sep. 30, 2002         Year ended             to
                               (Unaudited)     Mar. 31, 2002  Mar. 31, 2001       (Unaudited)     Mar. 31, 2002  Mar. 31, 2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period          $   57.62         $    56.18      $   56.10       $   100.78         $    89.80    $     94.33
                                ----------------------------------------------------------------------------------------------
Income from investment
   operations:
  Net investment income              0.47               0.90           0.66             0.47               1.04           0.98
  Net realized and
   unrealized gain (loss)          (15.23)              1.43           0.04           (28.56)             10.90          (4.47)
                                ----------------------------------------------------------------------------------------------
Total from investment
   operations                      (14.76)              2.33           0.70           (28.09)             11.94          (3.49)
                                ----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (0.48)             (0.89)         (0.62)           (0.50)             (0.96)         (0.88)
  Net realized gain                     -                  -              -                -                  -          (0.16)
                                ----------------------------------------------------------------------------------------------
Total distributions                 (0.48)             (0.89)         (0.62)           (0.50)             (0.96)         (1.04)
                                ----------------------------------------------------------------------------------------------
Net asset value, end
   of period                    $   42.38         $    57.62      $   56.18       $    72.19         $   100.78    $     89.80
                                ==============================================================================================

Total return                       (25.73)%/2/          4.22%          1.22%/2/       (27.94)%/2/         13.40%         (3.77)%/2/
                                ==============================================================================================

Ratios/Supplemental
   data:
  Net assets, end of
   period (000s)                $ 794,596         $  691,389      $ 191,005       $2,407,682         $2,438,900    $   713,939
  Ratio of expenses to
   average net assets/3/             0.20%              0.20%          0.20%            0.20%              0.20%          0.20%
  Ratio of net
   investment income to
   average net assets/3/             2.09%              1.82%          1.64%            1.24%              1.25%          1.39%
  Portfolio turnover
   rate/4/                             19%                16%             9%              23%                20%            39%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See Notes to Financial Statements.

Financial Statements.                                                        109
iSHARES TRUST
(For a share outstanding throughout each period)

                                         iShares Russell 2000                               iShares Russell 2000
                                          Growth Index Fund                                    Value Index Fund
                          ------------------------------------------------      -------------------------------------------------
                             Six months                       Period from         Six months                         Period from
                                  ended                     Jul. 24, 2000/1/           ended                     Jul. 24, 2000/1/
                          Sep. 30, 2002         Year ended             to      Sep. 30, 2002         Year ended               to
                            (Unaudited)      Mar. 31, 2002  Mar. 31, 2001        (Unaudited)      Mar. 31, 2002    Mar. 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period        $    56.68           $  54.48   $      81.36          $  140.83        $    116.50        $  103.35
                             ----------           --------   ------------          ---------        -----------        ---------
Income from investment
  operations:
  Net investment income            0.10               0.11           0.05               1.11               2.30             1.49
  Net realized and
    unrealized gain
    (loss)                       (19.25)              2.19         (26.85)            (33.25)             24.16            12.97
                             ----------           --------   ------------          ---------        -----------        ---------
Total from investment
  operations                     (19.15)              2.30         (26.80)            (32.14)             26.46            14.46
                             ----------           --------   ------------          ---------        -----------        ---------

Less distributions from:
  Net investment income           (0.09)             (0.10)         (0.04)             (1.19)             (2.13)           (1.28)
  Net realized gain                   -                  -          (0.04)                 -                  -            (0.03)
                             ----------           --------   ------------          ---------        -----------        ---------
Total distributions               (0.09)             (0.10)         (0.08)             (1.19)             (2.13)           (1.31)
                             ----------           --------   ------------          ---------        -----------        ---------
Net asset value, end of
  period                     $    37.44           $  56.68   $      54.48          $  107.50        $    140.83        $  116.50
                             ==========           ========   ============          =========        ===========        =========
Total return                     (33.80)%/2/          4.24%        (32.96)%/2/        (22.96)%/2/         23.05%           14.05%/2/
                             ==========           ========   ============          =========        ===========        =========

Ratios/Supplemental data:
  Net assets, end of
    period (000s)            $  368,784           $436,412   $    155,258          $ 784,758        $   837,968        $ 273,763
  Ratio of expenses to
    average net assets/3/          0.25%              0.25%          0.25%              0.25%              0.25%            0.25%
  Ratio of net investment
    income to average net
    assets/3/                      0.49%              0.22%          0.14%              1.75%              2.07%            2.40%
  Portfolio turnover
    rate/4/                          42%                28%             9%                37%                26%               9%


/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110                              2002 iShares Semi-Annual Report to Shareholders

Notes to the Financial Statements (Unaudited)

iSHARES TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2002, the Trust offered 59 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, and iShares Russell 2000 Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

Notes to the Financial Statements                                            111
iSHARES TRUST

At March 31, 2002, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

    ---------------------------------------------------------------------------
                             Undistributed   Undistributed  Total Distributable
    iShares Index Fund     Ordinary Income  Long-term Gain             Earnings
    ---------------------------------------------------------------------------
    Russell 1000               $   232,270      $        -         $    232,270
    Russell 1000 Growth            124,072               -              124,072
    Russell 1000 Value             503,928               -              503,928
    Russell 2000                 2,515,585               -            2,515,585
    Russell 2000 Growth             77,172               -               77,172
    Russell 2000 Value           1,355,213               -            1,355,213
    ---------------------------------------------------------------------------

For the year ended March 31, 2002, the tax characterization of distributions paid was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2002.

The following Funds had tax basis net capital loss carryforwards at March 31, 2002, the tax year-end of the Funds:

    ---------------------------------------------------------------------------
                                  Expiring        Expiring
    iShares Index Fund                2009            2010                Total
    ---------------------------------------------------------------------------
    Russell 1000                  $      -     $12,325,552          $12,325,552
    Russell 1000 Growth                  -      20,107,067           20,107,067
    Russell 1000 Value              99,151       5,765,240            5,864,391
    Russell 2000                         -      47,681,248           47,681,248
    Russell 2000 Growth                  -      14,797,300           14,797,300
    Russell 2000 Value                   -       6,838,382            6,838,382
    ---------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2002, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year-end. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2002 are disclosed in the Statements of Operations.

112                              2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at September 30, 2002.

2. Agreements and Other Transactions With Affiliates

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

 -----------------------------------       -----------------------------------
                            Advisory                                  Advisory
 iShares Index Fund              Fee       iShares Index Fund              Fee
 -----------------------------------       -----------------------------------
 Russell 1000                   0.15%      Russell 2000                   0.20%
 Russell 1000 Growth            0.20       Russell 2000 Growth            0.25
 Russell 1000 Value             0.20       Russell 2000 Value             0.25
 -----------------------------------       -----------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

Notes to the Financial Statements                                            113
iSHARES TRUST

Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the six months ended September 30, 2002, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. In management's opinion, all transactions were in compliance with the requirements and restrictions set forth by Rule 17a-7.

As of September 30, 2002, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2002 were as follows:

   --------------------------------------------------------
   iShares Index Fund                Purchases        Sales
   --------------------------------------------------------
   Russell 1000                   $ 17,735,384 $ 17,408,179
   Russell 1000 Growth              76,002,138   75,786,849
   Russell 1000 Value              153,519,091  153,234,167
   Russell 2000                    628,241,182  629,686,962
   Russell 2000 Growth             176,537,853  176,527,023
   Russell 2000 Value              342,510,120  344,305,540
   --------------------------------------------------------

114                              2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

In-kind transactions for the six months ended September 30, 2002 were as follows:

 ------------------------------------------------------
                                 In-Kind        In-Kind
 iShares Index Fund            Purchases          Sales
 ------------------------------------------------------
 Russell 1000             $  338,985,412   $          -
 Russell 1000 Growth         203,506,792     37,622,077
 Russell 1000 Value          520,106,621    164,139,998
 Russell 2000              1,935,800,079    996,700,804
 Russell 2000 Growth         170,251,182     64,346,337
 Russell 2000 Value          563,182,183    363,987,916
 ------------------------------------------------------

At September 30, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

       -------------------------------------------------------------------------------------
                                                                                         Net
                                         Tax     Unrealized       Unrealized      Unrealized
       iShares Index Fund               Cost   Appreciation     Depreciation    Depreciation
       -------------------------------------------------------------------------------------
       Russell 1000           $  796,882,204    $ 7,880,960    $(199,052,661)  $(191,171,701)
       Russell 1000 Growth       648,243,803      4,654,386     (176,226,504)   (171,572,118)
       Russell 1000 Value      1,052,443,616      5,631,665     (250,400,984)   (244,769,319)
       Russell 2000            3,594,486,374     43,558,555     (946,591,717)   (903,033,162)
       Russell 2000 Growth       543,772,452     10,271,485     (137,158,521)   (126,887,036)
       Russell 2000 Value      1,037,331,124     15,497,394     (222,700,811)   (207,203,417)
       -------------------------------------------------------------------------------------

4. iSHARES TRANSACTIONS

At September 30, 2002, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained

Notes to the Financial Statements                                            115
iSHARES TRUST

thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2002, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at September 30, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.  LEGAL PROCEEDINGS

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent, which allegedly covers a mechanism for continuous pricing of exchange traded funds. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of two involving related issues. The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

116                              2002 iShares Semi-Annual Report to Shareholders

Notes:

Notes                                                                        117

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

Broad Market
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Chemicals Index Fund (IYD) * iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Internet Index Fund (IYV) * iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

Global Sector
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market
iShares MSCI EAFE Index Fund (EFA)

International/Regional
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF) iShares S&P/TSE 60 Index Fund (IKC) *

International/Emerging Country
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market
iShares S&P Global 100 Index Fund (IOO)

* Fund termination and liquidation anticipated on December 13, 2002.

This advertising section does not constitute part of the 2002 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or
Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers.
"GS $ InvesTop(TM)," "GS $ InvesTop(TM) Index," "GS $ Investment Grade Index(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

118                              2002 iShares Semi-annual Report to Shareholders
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investors Bank & Trust Company serves as administrator, custodian, securities lending agent and transfer agent.

iShares are not sponsored, endorsed, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(c)2002 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

                                   [GRAPHIC]

 iShares(R) Industrial strength investment tools form BARCLAYS GLOBAL INVESTORS

                    1-800-iShares (474-2737) www.iShares.com

                                                                  BGI-F-006-0300
                                                                      iShares(R)

                    2002 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2002

                                   [PICTURE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS

                           iSHARES S&P 500 INDEX FUND
                    iSHARES S&P 500/BARRA GROWTH INDEX FUND
                     iSHARES S&P 500/BARRA VALUE INDEX FUND
                       iSHARES S&P MIDCAP 400 INDEX FUND
                 iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
                 iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
                       iSHARES S&P SMALLCAP 600 INDEX FUND
                iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
                 iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND

Table of Contents

Shareholder Letter .................................................................      1
Market Overview ....................................................................      3
Managers' Discussion & Analysis ....................................................      6
Schedules of Investments ...........................................................     12
  iShares S&P 500 Index Fund .......................................................     12
  iShares S&P 500/BARRA Growth Index Fund ..........................................     19
  iShares S&P 500/BARRA Value Index Fund ...........................................     22
  iShares S&P MidCap 400 Index Fund ................................................     27
  iShares S&P MidCap 400/BARRA Growth Index Fund ...................................     32
  iShares S&P MidCap 400/BARRA Value Index Fund ....................................     35
  iShares S&P SmallCap 600 Index Fund ..............................................     38
  iShares S&P SmallCap 600/BARRA Growth Index Fund .................................     46
  iShares S&P SmallCap 600/BARRA Value Index Fund ..................................     50
Financial Statements ...............................................................     55
Financial Highlights ...............................................................     62
Notes to the Financial Statements ..................................................     67
iShares Family of Funds ............................................................     74

To Our Shareholders

While the second half of 2001 was a difficult period for us all, 2002 has also been a time of tumultuous market events. As a whole, the past year has seen scores of layoffs, company closings, and corporate accounting scandals in the wake of the emotional shock of September 11.

The past year has been truly remarkable for iShares considering the market environment. By the close of our second fiscal year, most traditional mutual funds had shrunk in size, hundreds had shut down entirely,/1/ and plans for dozens of new ones were quietly put on hold.

However, iShares has followed a very different course. Instead of shrinking in size, iShares' assets under management grew to over $24 billion as of September 30, 2002. In fact, the iShares family of funds became the nation's third fastest growing family of equity funds/2/ during the period June 2001 through June 2002, surpassing some of the most established and best-known mutual fund groups.

In July, iShares celebrated another milestone: the launch of the first-ever fixed income exchange traded funds. These four fixed income iShares funds -- three bond funds based on Lehman U.S. Treasury indexes, and one based on a Goldman Sachs-Registered Trademark- corporate bond index -- were greeted with an enthusiastic reception from the investment community. These new funds attracted $3 billion in assets in their first week of trading. That is an impressive beginning considering that total inflows for all U.S. bond mutual funds combined was $50 billion for the first six months of 2002./3/

With a total of 81 different funds, iShares now gives its investors nearly four times more ways to structure their portfolios than any other provider of exchange traded funds (ETFs). Total assets under management for all iShares funds have grown tenfold since they were first launched in May 2000. We believe this is a result of investors and their advisors recognizing that iShares are not merely an investment choice, but an important investment tool.

At BGI we consider the iShares family of funds "industrial strength" for four simple reasons. We think you should keep these reasons in mind when you and your advisor meet to discuss your investment objectives, and then evaluate, and perhaps rebalance your portfolio.

First, iShares strive to obtain a fundamental goal of institutional investing: taking less of a bite out of a fund's returns. iShares seek to achieve this by minimizing capital gains distributions and management fees. These are not insignificant savings. It's estimated that between 1994 and 1999, investors in diversified U.S. stock funds lost, on average, 15% of their annual gains to taxes./4/ iShares, on the other hand, are managed in a way that keeps capital gains distributions to a minimum. For example, during the calendar year 2001 none of the domestic iShares funds distributed any capital gains./5/ Additionally, the fees charged by the iShares Funds are typically about half of other actively managed mutual funds./6/

Second, iShares embody a key tactic of institutional investors: uncomplicated diversification. The benefits of diversification, as compared to picking individual stocks, are well documented. Although it's possible to diversify a portfolio by hand-selecting a wide variety of securities, to do it effectively is complicated and time-consuming. This is a reason why $1.56 trillion in institutional assets/7/ are invested in index funds.

________________________

/1/John Hechinger, Hey, Where Did My Mutual Fund Go?, The Wall Street Journal, April 17, 2002.
/2/Financial Research Corporation (FRC) database, BGI analysis.
/3/Financial Research Corporation (FRC) database, BGI analysis.
/4/Jonathan Clements, Fund Distributions are a Taxing Problem; How the Tax Man Dines on Your Funds, The Wall Street Journal, August 1999.
/5/Past performance is no guarantee of future results. There can be no assurance that iShares will not generate capital gains distributions in the future. /6/Source: Morningstar Principia, BGI analysis 6/01.
/7/Source: Pensions & Investments, 5/27/02.

Shareholder Letter

Third, iShares embody a key strategy of institutional investors: Modular asset allocation. Each iShare fund focuses on a very specific slice of the equity and fixed income markets. With so many different iShares to choose from, investors have tremendous flexibility in structuring their portfolios to meet specific needs.

The fourth reason iShares are "industrial strength" is that they are advised by Barclays Global Investors, one of the world's largest institutional asset managers./8/ BGI manages money for over two thousand institutional clients around the world. Also, BGI has a longer index-based investing track record than any other fund manager. In fact, over thirty years ago it was BGI that created the world's first index strategy.

Throughout the coming year we will be working closely with the financial advisor community to introduce innovative strategies and structures that we have developed for their clients' portfolios. And we continue to enhance and improve the tools, data and resources on our Web site. If you haven't visited www.iShares.com in a while, we invite you to do so and learn more about iShares. In fact, Forbes Magazine named iShares.com "Best of the Web" among all ETF sites./9/

We think you'll agree everything about iShares really is industrial strength. On behalf of the iShares family of funds and our colleagues at BGI, we thank you for making iShares a part of your portfolio, and look forward to meeting your needs in the year ahead.

  /s/ Garrettt F. Bouton                         /s/ Lee T. Kranefuss
  Garrett F. Bouton                              Lee T. Kranefuss
  President and Chairman of                      Vice President of iShares Trust
  the Board of Trustees of iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI. For complete information, including charges and expenses, request a prospectus by calling 1-800-iSHARES (1-800-474-2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Mutual funds and iShares are obliged to distribute portfolio gains to shareholders by year-end. These gains may be generated due to index rebalancing or to meet diversification requirements. Your own iShares trading, too, will generate tax consequences and transaction expenses. Certain traditional mutual funds can be tax efficient as well. Past performance does not guarantee future results.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or
Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers.
"GS $ InvesTop(TM)" and "Goldman Sachs-Registered Trademark-" are trademarks of Goldman, Sachs & Co.

__________________________

/8/Source: Pensions & Investments, 5/27/02.
/9/Forbes Winter 2001.

2                                2002 iShares Semi-Annual Report to Shareholders

Market Overview

U.S. Equity Markets

U.S. equities fell heavily in the six months under review. Stocks rallied briefly in August, but this proved to be yet another false dawn. By the end of September, the broader market indices were back languishing at six-year lows. These latest falls mean that the S&P 500 Index has almost halved in value since its peak two years ago, and some sectors, notably telecommunications and technology, have lost considerably more than that. The current bear market is now on par with the 1970s bear market in terms of the scale of decline. However, in terms of duration, this is already the longest bear market in 60 years.

With hindsight, many believe equities had become significantly overvalued during the technology bubble. Therefore, some correction was inevitable, but a number of factors have added to the gloom this year. Chief among these were the corporate accounting scandals. Sadly, these were not confined to one errant corporation but spread among many. As a result, investors have not only had to contend with a severe profits recession, but learn how to differentiate real from virtual profits. It is little wonder, given such profound uncertainties, that investors have been applying larger risk premiums to their equity valuations.

This year's further collapse in share prices, in turn, has taken a toll on investor confidence and the wider economy. The Federal Reserve Board (the "Fed") has done a remarkable job in keeping the economy moving both before and after the events of September 11. Manufacturing has been in a deep recession, but the broader economy has held up reasonably well so far. This has been due largely to continued resilient consumer spending fueled by low interest rates and a buoyant housing market. However, even with interest rates at 40-year lows, industrial production has fallen since the summer and business investment has been cut. The danger has been that, after showing some improvement earlier this year, the manufacturing sector may relapse, causing the economy to suffer a so-called "double-dip" recession.

If these factors were not enough, investors also have had to contend with the prospect of a second Gulf War. Such geopolitical risk adds greatly to market uncertainties, while the higher oil price sparked by war fears could further slow economic recovery. Against this background, forecasts for economic growth have been cut back. With profits statements remaining uniformly downbeat, investors have had little incentive to raise their risk appetite, preferring instead to seek the relative safety of bonds and cash.

U.S. Fixed Income Markets

For all the reasons equity prices have dropped this year, bond prices have risen. Due to the inverse relationship between bond prices and bond yields, yields have fallen during the period. By the end of the six-month period, yields on the 30-year bond were at the lowest levels recorded since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries had fallen to their lowest levels since 1958. The threat of war, the diminishing prospect of sustained economic recovery and the sheer distrust of equities in the corporate climate have all added to the relative attractiveness of bonds. The spike in oil prices to 19-month highs may in the past have raised the unwelcome specter of inflation and thus have been harmful to bonds. But in the low inflation environment of the reporting period, producers have had much greater difficulty passing on price increases. Therefore, rising oil prices have been much more likely to bear down on demand as consumers have absorbed higher oil prices by cutting expenditure on other discretionary purchases.

There were no changes to the targeted federal funds rate over the period, but the Fed's policy bias seemed to shift toward one of greater ease over the summer as equity prices tumbled and doubts about the strength of the economic recovery accumulated. This perceived shift helped to drag bond yields lower, particularly at the short end of the curve. So far, the prospect of increased bond supply on the back of an escalating federal budget deficit has had only limited impact on investor enthusiasm for U.S. Treasuries.

International Equity Markets

The decline in U.S. equities over the period was echoed to a greater or lesser extent in markets around the world. Though the accounting scandals were confined largely to the U.S., the negative effect on investor confidence was global. The hesitant nature of the U.S. economic

Market Overview                                                                3
recovery also has had ramifications around the globe, while geopolitical risk in the Middle East and rising oil prices have affected all markets.

In Europe, economic growth has been particularly sluggish, with the German economy most seriously affected by the downturn in international trade. However, it is not just a squeeze on exports that has dampened growth. Domestic demand has fallen due to lower business investment. Consumers, too, have been reluctant to spend. High unemployment has affected large parts of the eurozone and there have been growing doubts that the operation of a single monetary policy offers sufficient flexibility to tackle the problem. Room for policy maneuver has been further constrained by the Stability and Growth Pact, which was adopted in 1997 when the monetary union was being established and limits the size of budget deficits across the zone.

While UK equities have also fallen heavily with concerns over the pensions industry and the solvency of the insurance sector, the economy has fared somewhat more favorably, helped by a more expansive fiscal policy and a strong housing market which, like the U.S., has supported consumer confidence and spending.

Japanese equities plumbed new depths over the period with the Nikkei Dow Index recording a 19-year low. Concern has again focused on the stability of the banking system and the mountain of bad debts that continued to undermine the efficient functioning of the economy. Japanese consumer prices have now fallen for three years in a row. Such deflation has raised the real value of debt and reduced the effectiveness of monetary policy. Meanwhile the government has continued to balk at the large-scale injection of public funds deemed necessary to put the banking system back on a sounder footing.



/s/ Francis Enderle
Francis Enderle
Chief Investment Officer, Global Indexing

4                                2002 iShares Semi-Annual Report to Shareholders

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES S&P 500 INDEX FUNDS
Performance as of 9/30/02

                                          Average Annual Total Returns                   Cumulative Total Returns
                           ----------------------------------------------------------  ----------------------------
                                Year Ended 9/30/02          Inception to 9/30/02           Inception to 9/30/02
                           ----------------------------  ----------------------------  ----------------------------
iSHARES INDEX FUND           NAV     MARKET     INDEX      NAV     MARKET     INDEX      NAV     MARKET     INDEX
S&P 500                    (20.53)%  (20.85)%  (20.31)%  (20.52)%  (20.63)%  (20.49)%  (42.13)%  (42.31)%  (42.05)%
S&P 500/BARRA Growth       (19.47)%  (19.68)%  (19.19)%  (24.13)%  (24.24)%  (24.03)%  (47.91)%  (48.09)%  (47.72)%
S&P 500/BARRA Value        (22.35)%  (22.51)%  (22.05)%  (15.23)%  (15.36)%  (15.12)%  (32.30)%  (32.55)%  (32.09)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/15/00, 05/22/00 and 05/22/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/19/00, 05/26/00 and 05/26/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout

                                 S&P 500 INDEX

                                   [GRAPHIC]

                       Consumer Discretionary      13.85%
                       Consumer Staples            10.27%
                       Energy                       6.10%
                       Financials                  20.68%
                       Health Care                 15.32%
                       Industrials                 11.90%
                       Information Technology      12.64%
                       Materials                    2.72%
                       Telecommunication Services   3.61%
                       Utilities                    2.91%


                           S&P 500/BARRA GROWTH INDEX

                                   [GRAPHIC]

                       Consumer Discretionary      14.78%
                       Consumer Staples            17.86%
                       Energy                       0.10%
                       Financials                   6.92%
                       Health Care                 27.16%
                       Industrials                 12.95%
                       Information Technology      19.52%
                       Materials                    0.49%
                       Telecommunication Services   0.22%


                           S&P 500/BARRA VALUE INDEX

                                   [GRAPHIC]

                       Consumer Discretionary      12.84%
                       Consumer Staples             1.97%
                       Energy                      12.66%
                       Financials                  35.74%
                       Health Care                  2.35%
                       Industrials                 10.75%
                       Information Technology       5.11%
                       Materials                    5.17%
                       Telecommunication Services   7.32%
                       Utilities                    6.09%

The iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, to the performance of the S&P 500 Index. During the six months ended September 30, 2002 (the "reporting period"), the Index declined 28.36%. The iShares S&P 500/BARRA Growth Index Fund and iShares S&P 500/BARRA Value Index Fund seek investment

6                                2002 iShares Semi-Annual Report to Shareholders
results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the S&P 500 Index, as measured by the S&P 500/BARRA Growth Index and the S&P 500/BARRA Value Index, respectively. For the reporting period, the S&P 500/BARRA Growth Index declined 28.08%, while the S&P 500/BARRA Value Index declined 28.92%. For the same period, the iShares S&P 500 Index Fund declined 28.36%; the iShares S&P 500/BARRA Growth Index Fund was down 28.12% and the iShares S&P 500/BARRA Value Index Fund declined 28.94%.

Equity prices fell during the reporting period, driven down by a string of weak economic data. Following robust first quarter growth reports, GDP growth was lower than expected for the second quarter, and past economic growth was revised downward. Manufacturing activity slowed and fewer jobs than expected were created in the U.S. economy. Consumer confidence fell during the end of the period after having risen following the September 11, 2001 attacks. Consumer confidence is important as it provides indications of consumer spending, which generally accounts for two thirds of GDP. Ongoing geopolitical tension fueled negative investor sentiment. As the possibility of an invasion in Iraq raised concerns about supply of oil from the area, the price of oil surged to more than $30 per barrel. In response to economic conditions, the Federal Reserve Board left rates unchanged during the period.

The widespread decline in equities left no major industry group untouched. Within the S&P 500 Index, every sector posted double digit declines over the reporting period. Technology stocks continued to experience the largest declines: information technology (12.64% of the Index as of September 30, 2002) and telecommunications services (3.61% of the Index as of September 30, 2002) fell 44.73% and 43.49%, respectively. Utilities (2.91% of the Index as of September 30, 2002) lost 35.43%, and industrials (11.90% of the Index as of September 30, 2002) fell 29.22%. Reflecting the downturn in consumer confidence, consumer discretionary (13.85% of the Index as of September 30, 2002) declined 27.04%.

In terms of individual holdings, most of the ten largest holdings in the Index also posted losses over the reporting period. Citigroup (2.00% of the Index as of September 30, 2002) declined 35.44%. General Electric, the largest weighting at 3.26% of the Index as of September 30, declined 33.34%. Technology bellwether Microsoft (3.15% of the Index as of September 30, 2002) fell 27.47%. Pfizer (2.39% of the Index as of September 30) declined 26.43%, while Exxon Mobil (2.87% of the Index as of September 30) lost 26.33%. The only positive performance came from Procter & Gamble (1.54% of the Index), which gained 0.91%.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iSHARES S&P MIDCAP 400 INDEX FUNDS
Performance as of 9/30/02

                                                   Average Annual Total Returns              Cumulative Total Returns
                                       ----------------------------------------------------  -------------------------
                                          Year Ended 9/30/02        Inception to 9/30/02       Inception to 9/30/02
                                       -------------------------  -------------------------  -------------------------
iSHARES INDEX FUND                        NAV     MARKET   INDEX    NAV     MARKET   INDEX     NAV     MARKET   INDEX
S&P MidCap 400                          (4.85)%  (5.09)%  (4.65)%  (4.44)%  (4.51)%  (4.29)% (10.16)% (10.33)%  (9.82)%
S&P MidCap 400/BARRA Growth             (6.55)%  (6.40)%  (6.23)% (18.15)% (18.16)% (17.87)% (35.49)% (35.51)% (35.02)%
S&P MidCap 400/BARRA Value              (3.58)%  (3.72)%  (3.36)%   3.19%    3.17%    3.40%    7.12%    7.07%    7.59%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00, 07/28/00 and 07/28/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout

                              S&P MIDCAP 400 INDEX

                                   [PIE CHART]

Consumer Discretionary      16.74%
Consumer Staples             5.90%
Energy                       7.22%
Financials                  19.51%
Health Care                 14.06%
Industrials                 12.84%
Information Technology      10.79%
Materials                    4.96%
Telecommunication Services   0.60%
Utilities                    7.38%

                        S&P MIDCAP 400/BARRA GROWTH INDEX

                                   [PIE CHART]

Consumer Discretionary      19.33%
Consumer Staples             5.26%
Energy                       7.77%
Financials                  10.73%
Health Care                 24.03%
Industrials                 16.13%
Information Technology      13.01%
Materials                    2.95%
Telecommunication Services   0.18%
Utilities                    0.61%

                        S&P MIDCAP 400/BARRA VALUE INDEX

                                   [PIE CHART]

Consumer Discretionary      14.09%
Consumer Staples             6.55%
Energy                       6.66%
Financials                  28.50%
Health Care                  3.89%
Industrials                  9.48%
Information Technology       8.52%
Materials                    7.00%
Telecommunication Services   1.02%
Utilities                   14.29%

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index. During the six months ended September 30, 2002 (the "reporting period"), the Index

8                                2002 iShares Semi-Annual Report to Shareholders
declined 24.31%. The iShares S&P MidCap 400/BARRA Growth Index Fund and iShares S&P MidCap 400/BARRA Value Index Fund seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the S&P MidCap 400 Index, as measured by the S&P MidCap 400/BARRA Growth Index and the S&P MidCap 400/BARRA Value Index, respectively. For the reporting period, the S&P MidCap 400/BARRA Growth Index declined 25.68%, while the S&P MidCap 400/BARRA Value Index declined 23.26%. For the same period, the iShares S&P MidCap 400 Index Fund declined 24.38%; the iShares S&P MidCap 400/BARRA Growth Index Fund was down 25.80% and the iShares S&P MidCap 400/BARRA Value Index Fund declined 23.33%.

Equity markets continued to face downward pressure during the reporting period. Weak economic figures contributed to the decline: despite a strong first quarter GDP growth figure of 6.1%, a tepid 1.3% figure for the second quarter raised concerns about the strength of recovery. Manufacturing activity slowed, the economy created fewer jobs than had been anticipated, and the dollar continued to slide against major foreign currencies. Notably, consumer confidence, which had risen following the September 11, 2001 attacks, appeared to have peaked during the reporting period.

Corporate earnings warnings also contributed to the decline. Continued geopolitical tension and the threat of war in the Middle East heightened, also contributing to stock market worries. As the possibility of an invasion in Iraq raised concerns about the supply of oil from the area, the price of oil surged to more than $30 per barrel. In response to economic conditions, the Federal Reserve Board left rates unchanged during the period.

Within the S&P MidCap 400 Index, no industry sector was immune to the equity declines. As investors seemed to favor value stocks over growth, technology sectors suffered the steepest declines over the reporting period. Information technology (10.79% of the Index as of September 30, 2002) fell 50.19%, while telecommunications services (0.60% of the Index as of September 30, 2002) lost 47.53%. Materials (4.96% of the Index as of September 30, 2002) declined 24.92%, industrials (12.84% of the Index as of September 30) fell 24.54%, and utilities (7.38% of the Index) lost 20.09%.

All of the Index's ten largest holdings posted double digit declines during the reporting period. Hardest hit was IDEC Pharmaceuticals (0.95% as of September 30, 2002), which fell 68.77%. Quest Diagnostics (0.90% of the Index as of September 30, 2002) fell 59.07%, and Affiliated Computer Services (0.84% of the Index as of September 30, 2002) declined 57.53%. Among the ten largest holdings, the best performer was Washington Post- Cl B (0.93% of the Index), which declined 25.93%.

Managers' Discussion & Analysis                                                9

Managers' Discussion & Analysis

iSHARES S&P SMALLCAP 600 INDEX FUNDS
Performance as of 9/30/02

                                                Average Annual Total Returns             Cumulative Total Returns
                                       -------------------------------------------------  -------------------------
                                         Year Ended 9/30/02      Inception to 9/30/02       Inception to 9/30/02
                                       ----------------------  -------------------------  -------------------------
iSHARES INDEX FUND                       NAV   MARKET   INDEX    NAV     MARKET   INDEX     NAV     MARKET   INDEX
S&P SmallCap 600                       (1.93)% (2.12)% (1.77)%  (1.16)%  (1.28)%  (1.02)%  (2.72)%  (2.99)%  (2.39)%
S&P SmallCap 600/BARRA Growth          (3.31)% (3.62)% (3.20)% (12.31)% (12.43)% (12.08)% (25.00)% (25.22)% (24.56)%
S&P SmallCap 600/BARRA Value           (1.41)% (1.87)% (1.04)%   1.82%    1.54%    2.08%    4.04%    3.41%    4.60%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00, 07/28/00 and 07/28/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout

                             S&P SMALLCAP 600 INDEX

                                   [PIE CHART]

Consumer Discretionary      21.07%
Consumer Staples             3.51%
Energy                       5.74%
Financials                  14.04%
Health Care                 12.59%
Industrials                 20.59%
Information Technology      12.92%
Materials                    4.96%
Telecommunication Services   0.19%
Utilities                    4.39%


                       S&P SMALLCAP 600/BARRA GROWTH INDEX

                                   [PIE CHART]

Consumer Discretionary      23.13%
Consumer Staples             3.69%
Energy                       3.44%
Financials                  10.38%
Health Care                 20.25%
Industrials                 18.49%
Information Technology      15.73%
Materials                    3.11%
Telecommunication Services   0.26%
Utilities                    1.52%


                       S&P SMALLCAP 600/BARRA VALUE INDEX

                                   [PIE CHART]

Consumer Discretionary      18.90%
Consumer Staples             3.31%
Energy                       8.16%
Financials                  17.88%
Health Care                  4.52%
Industrials                 22.80%
Information Technology       9.97%
Materials                    6.92%
Telecommunication Services   0.12%
Utilities                    7.42%

10                               2002 iShares Semi-Annual Report to Shareholders

The iShares S&P SmallCap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index. During the six months ended September 30, 2002 (the "reporting period"), the Index declined 23.93%. The iShares S&P SmallCap 600/BARRA Growth Index Fund and iShares S&P SmallCap 600/BARRA Value Index Fund seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the S&P SmallCap 600 Index, as measured by the S&P SmallCap 600/BARRA Growth Index and the S&P SmallCap 600/BARRA Value Index, respectively. For the reporting period, the S&P SmallCap 600/BARRA Growth Index declined 22.28%, while the S&P SmallCap 600/BARRA Value Index declined 25.88%. For the reporting period, the iShares S&P SmallCap 600 Index Fund declined 23.96%; the iShares S&P SmallCap 600/BARRA Growth Index Fund was down 22.36% and the iShares S&P SmallCap 600/BARRA Value Index Fund declined 25.95%.

Market-weary investors found no relief during the reporting period. Weak economic indicators continued to cloud the outlook for recovery: despite a robust first quarter GDP growth rate of 6.1%, second quarter growth was reported at a sluggish 1.3%. The labor market remained soft, housing starts declined, and the U.S. dollar continued weakening. Growing investor skepticism about corporate leadership continued as earlier investigations broadened to include additional companies. Earnings warnings also grew during the reporting period. As Americans marked the one-year anniversary of the tragic events of September 11, 2001, geopolitical tensions continued to weigh heavily on the markets. The possibility of war with Iraq drove the price of oil above $30 per barrel, its highest level in more than a year. Although equities declined across the board, smaller company shares were the hardest hit.

Within the S&P SmallCap 600 Index, technology stocks endured the steepest declines over the reporting period. Telecommunications services (0.19% of the Index as of September 30, 2002) fell 52.53%, while information technology (12.92% of the Index as of September 30, 2002) dropped 46.85%. Materials (4.96% of the Index as of September 30, 2002) declined 25.90%, industrials (20.59% of the Index as of September 30, 2002) declined 24.18%, and consumer staples (3.51% of the Index as of September 30) fell 23.40%.

In terms of individual holdings, performance over the reporting period was mixed. The best performing stock among the Index's ten largest holdings was Mid Atlantic Medical Services (0.55% of the Index as of September 30, 2002), which gained 27.02%. Coventry Health Care (0.63% of the Index as of September 30) climbed 25.00%. Pogo Producing (0.67% of the Index as of September 30, 2002) and Harman International (0.55% of the Index as of September 30, 2002) rose 7.64% and 4.97%, respectively. On the negative side, Cephalon (0.73% of the Index as of September 30, 2002), declined 35.21%, and Fair Issac & Co. (0.54% of the Index as of September 30) fell 22.54%.

Managers' Discussion & Analysis                                               11

Schedule of Investments (Unaudited)

iSHARES S&P 500 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
COMMON STOCKS - 99.83%
---------------------------------------------------------------------
General Electric Co.                        4,269,440  $  105,241,696
Microsoft Corp./1/                          2,323,896     101,647,211
Wal-Mart Stores Inc.                        1,908,726      93,985,668
Exxon Mobil Corp.                           2,901,054      92,543,623
Pfizer Inc.                                 2,657,750      77,127,905
Johnson & Johnson                           1,277,685      69,097,205
Citigroup Inc.                              2,173,673      64,449,404
American International Group Inc.           1,120,233      61,276,745
Coca-Cola Co. (The)                         1,065,167      51,085,409
Procter & Gamble Co.                          557,679      49,845,349
Merck & Co. Inc.                              966,215      44,165,688
International Business Machines Corp.         727,682      42,489,352
Bank of America Corp.                         645,617      41,190,365
Intel Corp.                                 2,862,566      39,761,042
Philip Morris Companies Inc.                  908,054      35,232,495
Wells Fargo & Company                         729,785      35,146,446
Cisco Systems Inc./1/                       3,139,221      32,899,036
Verizon Communications Inc.                 1,170,598      32,121,209
ChevronTexaco Corp.                           458,196      31,730,073
Viacom Inc. "B"/1/                            757,236      30,705,920
United Parcel Service Inc.                    479,005      29,952,183
SBC Communications Inc.                     1,428,373      28,710,297
PepsiCo Inc.                                  760,331      28,094,230
Abbott Laboratories                           670,233      27,077,413
Lilly (Eli) and Co.                           481,987      26,673,161
Home Depot Inc.                             1,010,823      26,382,480
Dell Computer Corp./1/                      1,113,063      26,168,111
Fannie Mae                                    427,160      25,433,106
Amgen Inc./1/                                 549,210      22,902,057
AOL Time Warner Inc./1/                     1,914,635      22,401,229
Medtronic Inc.                                520,544      21,925,313
Pharmacia Corp.                               553,937      21,537,071
AT&T Corp.                                  1,649,118      19,805,907
Bristol-Myers Squibb Co.                      830,897      19,775,349
Wachovia Corp.                                588,217      19,228,814
Anheuser-Busch Companies Inc.                 373,454      18,896,772
Bank One Corp.                                503,401      18,827,197
3M Co.                                        167,336      18,401,940
Oracle Corp./1/                             2,336,103      18,361,770
Wyeth                                         568,477      18,077,569
American Express Co.                          570,092      17,775,469
Freddie Mac                                   298,411      16,681,175
JP Morgan Chase & Co.                         855,155      16,239,393
Morgan Stanley                                471,308      15,967,915
Du Pont (E.I.) de Nemours & Co.               426,050      15,367,623
Fifth Third Bancorp                           249,670      15,287,294
Hewlett-Packard Co.                         1,308,606      15,271,432
U.S. Bancorp                                  821,120      15,256,410
BellSouth Corp.                               803,007      14,743,209
Lowe's Companies Inc.                         333,787      13,818,782
Goldman Sachs Group Inc. (The)                206,527      13,636,978
Walgreen Co.                                  439,396      13,515,821
Gillette Co. (The)                            453,657      13,428,247
ConocoPhillips                                290,231      13,420,281
Schering-Plough Corp.                         628,973      13,409,704
Walt Disney Co. (The)                         875,316      13,252,284
Washington Mutual Inc.                        416,178      13,097,122
Lockheed Martin Corp.                         195,098      12,616,988
Colgate-Palmolive Co.                         233,491      12,596,839
Kimberly-Clark Corp.                          222,318      12,592,092
Boeing Co. (The)                              359,929      12,284,377
Merrill Lynch & Co. Inc.                      371,068      12,226,691
Tyco International Ltd.                       855,726      12,065,737
Cardinal Health Inc.                          193,699      12,048,078
Target Corp.                                  389,090      11,485,937
United Technologies Corp.                     202,602      11,444,987
UnitedHealth Group Inc.                       130,560      11,387,443
Texas Instruments Inc.                        743,521      10,981,805
Allstate Corp. (The)                          303,724      10,797,388
Dow Chemical Co. (The)                        390,549      10,665,893
HCA Inc.                                      222,231      10,580,418
Tenet Healthcare Corp./1/                     209,641      10,377,230
MBNA Corp.                                    547,868      10,069,814
Motorola Inc.                                 985,588      10,033,286
McDonald's Corp.                              546,817       9,656,788
Marsh & McLennan Companies Inc.               230,686       9,605,765
Schlumberger Ltd.                             247,609       9,523,042
General Motors Corp. "A"                      240,272       9,346,581

12                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P 500 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Automatic Data Processing Inc.                265,934  $    9,246,525
QUALCOMM Inc./1/                              333,123       9,200,857
FleetBoston Financial Corp.                   449,235       9,132,948
Clear Channel Communications Inc./1/          262,623       9,126,149
First Data Corp.                              325,976       9,111,029
Bank of New York Co. Inc. (The)               311,856       8,962,741
Kohls Corp./1/                                144,396       8,780,721
Southern Co.                                  303,802       8,743,422
Comcast Corp. "A"/1/                          405,912       8,467,324
Gannett Co. Inc.                              114,449       8,260,929
Applied Materials Inc./1/                     705,275       8,145,926
Sysco Corp.                                   284,360       8,072,980
Emerson Electric Co.                          180,497       7,931,038
Baxter International Inc.                     258,586       7,899,802
Illinois Tool Works Inc.                      131,380       7,663,395
Ford Motor Company                            781,330       7,657,034
Honeywell International Inc.                  351,248       7,608,032
SunTrust Banks Inc.                           122,602       7,537,571
National City Corp.                           261,956       7,473,605
Duke Energy Corp.                             380,991       7,448,374
BB&T Corp.                                    207,241       7,261,725
Prudential Financial Inc./1/                  250,213       7,146,083
General Dynamics Corp.                         86,539       7,038,217
Alcoa Inc.                                    362,743       7,000,940
General Mills Inc.                            157,607       7,000,903
International Paper Co.                       206,903       6,908,491
MetLife Inc.                                  302,210       6,878,300
AFLAC Inc.                                    221,996       6,813,057
Exelon Corp.                                  137,956       6,552,910
FedEx Corp.                                   127,861       6,402,000
eBay Inc./1/                                  120,780       6,378,392
Forest Laboratories Inc. "A"/1/                77,080       6,321,331
Carnival Corp. "A"                            251,408       6,310,341
Costco Wholesale Corp./1/                     194,908       6,309,172
Union Pacific Corp.                           108,354       6,270,446
SLM Corp.                                      66,579       6,201,168
Waste Management Inc.                         263,841       6,152,772
Sara Lee Corp.                                336,204       6,149,171
Dominion Resources Inc.                       119,165       6,045,240
Harley-Davidson Inc.                          129,685       6,023,868
Northrop Grumman Corp.                         48,417       6,005,645
Kellogg Co.                                   175,698       5,841,959
Travelers Property Casualty Corp. "B"/1/      428,446       5,796,874
ConAgra Foods Inc.                            230,184       5,720,072
Household International Inc.                  195,609       5,537,691
Boston Scientific Corp./1/                    174,373       5,503,212
Caterpillar Inc.                              147,461       5,488,498
Tribune Co.                                   129,396       5,410,047
State Street Corp.                            139,362       5,384,948
Alltel Corp.                                  133,239       5,346,881
Sears, Roebuck and Co.                        135,443       5,282,277
PNC Financial Services Group                  121,698       5,132,005
Lehman Brothers Holdings Inc.                 104,555       5,128,423
Schwab (Charles) Corp. (The)                  587,535       5,111,555
McGraw-Hill Companies Inc. (The)               83,138       5,089,708
Raytheon Co.                                  172,640       5,058,352
Heinz (H.J.) Co.                              150,361       5,017,547
TXU Corp.                                     119,163       4,970,289
Nike Inc. "B"                                 115,025       4,966,780
Stryker Corp.                                  84,732       4,880,563
Mellon Financial Corp.                        188,059       4,876,370
Cendant Corp./1/                              446,869       4,808,310
Kroger Co./1/                                 340,176       4,796,482
AT&T Wireless Services Inc./1/              1,160,084       4,779,546
Wrigley (William Jr.) Co.                      96,572       4,779,348
Progressive Corp. (The)                        94,041       4,761,296
Anadarko Petroleum Corp.                      106,446       4,741,105
Newmont Mining Corp.                          171,933       4,729,877
Avon Products Inc.                            101,313       4,670,529
Deere & Co.                                   102,177       4,643,945
Equity Office Properties Trust                179,416       4,632,521
WellPoint Health Networks Inc./1/              62,409       4,574,580
Occidental Petroleum Corp.                    161,173       4,574,090
KeyCorp                                       182,659       4,560,995
Safeway Inc./1/                               201,703       4,497,977
Omnicom Group Inc.                             80,557       4,485,414
EMC Corp./1/                                  951,879       4,350,087
Hartford Financial Services Group Inc.        106,065       4,348,665

Schedules of Investments                                                      13
iSHARES S&P 500 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Southwest Airlines Co.                        331,085  $    4,323,970
XL Capital Ltd. "A"                            58,207       4,278,215
CIGNA Corp.                                    60,368       4,271,036
CVS Corp.                                     168,219       4,264,352
Guidant Corp./1/                              131,105       4,236,003
Albertson's Inc.                              174,320       4,211,571
Baker Hughes Inc.                             144,544       4,196,112
FPL Group Inc.                                 77,955       4,193,979
Masco Corp.                                   212,429       4,152,987
American Electric Power Co. Inc.              145,216       4,140,108
Intuit Inc./1/                                 90,700       4,129,571
Golden West Financial Corp.                    66,349       4,125,581
Weyerhaeuser Co.                               93,792       4,105,276
Air Products & Chemicals Inc.                  97,285       4,086,943
Coca-Cola Enterprises Inc.                    191,966       4,077,358
Bed Bath & Beyond Inc./1/                     125,079       4,073,823
Gap Inc. (The)                                372,529       4,041,940
Chubb Corp.                                    73,564       4,033,514
Entergy Corp.                                  96,042       3,995,347
Clorox Co.                                     98,699       3,965,726
Anthem Inc./1/                                 60,652       3,942,380
Principal Financial Group Inc./1/             150,153       3,931,006
TJX Companies Inc.                            231,208       3,930,536
Electronic Arts Inc./1/                        59,575       3,929,567
Burlington Northern Santa Fe Corp.            164,033       3,923,669
Paychex Inc.                                  160,960       3,914,547
Campbell Soup Co.                             175,760       3,880,781
Progress Energy Inc.                           94,801       3,874,517
FirstEnergy Corp.                             127,486       3,810,557
Danaher Corp.                                  64,746       3,680,810
Consolidated Edison Inc.                       91,226       3,669,110
Apache Corp.                                   61,528       3,657,840
Comerica Inc.                                  75,519       3,641,526
Hershey Foods Corp.                            58,512       3,630,670
Sun Microsystems Inc./1/                    1,390,727       3,601,983
SouthTrust Corp.                              148,489       3,600,858
Northern Trust Corp.                           94,987       3,582,910
Praxair Inc.                                   69,874       3,571,260
AutoZone Inc./1/                               45,204       3,564,787
Newell Rubbermaid Inc.                        114,397       3,531,435
Yum! Brands Inc./1/                           127,148       3,523,271
McKesson Corp.                                124,164       3,517,566
Hancock (John) Financial Services Inc.        125,793       3,497,045
Archer-Daniels-Midland Co.                    279,103       3,491,579
Franklin Resources Inc.                       112,218       3,489,980
Concord EFS Inc./1/                           219,588       3,487,057
Sprint Corp. (FON Group)                      382,153       3,485,235
Loews Corp.                                    80,508       3,452,988
Starbucks Corp./1/                            166,231       3,429,346
Maxim Integrated Products Inc./1/             138,390       3,426,536
Eastman Kodak Co.                             124,861       3,401,214
Mattel Inc.                                   187,026       3,368,338
Norfolk Southern Corp.                        166,350       3,358,607
ACE Ltd.                                      112,326       3,325,973
Capital One Financial Corp.                    94,835       3,311,638
Burlington Resources Inc.                      86,211       3,307,054
Unocal Corp.                                  104,752       3,288,165
Block (H & R) Inc.                             78,208       3,285,518
PPG Industries Inc.                            72,506       3,241,018
AmerisourceBergen Corp.                        45,337       3,237,969
Devon Energy Corp.                             66,954       3,230,530
Moody's Corp.                                  66,540       3,227,190
Apollo Group Inc. "A"/1/                       74,303       3,226,979
TRW Inc.                                       55,026       3,221,772
AmSouth Bancorp                               154,930       3,213,248
Limited Brands Inc.                           223,117       3,199,498
Micron Technology Inc./1/                     258,476       3,197,348
Zimmer Holdings Inc./1/                        83,376       3,196,636
Pitney Bowes Inc.                             103,127       3,144,342
Becton, Dickinson & Co.                       110,626       3,141,778
Regions Financial Corp.                        95,993       3,136,091
Analog Devices Inc./1/                        156,542       3,083,877
Best Buy Co. Inc./1/                          137,611       3,070,101
Cintas Corp.                                   72,784       3,051,105
Biomet Inc.                                   114,219       3,041,652
Fortune Brands Inc.                            64,282       3,039,896
Marriott International Inc. "A"               104,069       3,016,960
Allergan Inc.                                  55,408       3,014,195
Marathon Oil Corp.                            132,717       3,010,022
Charter One Financial Inc.                     99,640       2,961,305

14                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P 500 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
New York Times Co. "A"                         64,956  $    2,952,250
Nextel Communications Inc. "A"/1/             390,192       2,945,950
Rohm & Haas Co. "A"                            94,690       2,935,390
Johnson Controls Inc.                          38,018       2,920,543
DTE Energy Co.                                 71,642       2,915,829
Electronic Data Systems Corp.                 205,588       2,874,120
Pepsi Bottling Group Inc.                     122,018       2,855,221
Transocean Inc.                               136,703       2,843,422
Chiron Corp./1/                                81,362       2,842,788
Simon Property Group Inc.                      79,333       2,834,568
Equity Residential                            117,863       2,821,640
Linear Technology Corp.                       135,974       2,817,381
May Department Stores Co.(The)                123,332       2,808,270
St. Paul Companies Inc.                        96,790       2,779,809
St. Jude Medical Inc./1/                       75,682       2,701,847
Public Service Enterprise Group Inc.           88,416       2,696,688
Avery Dennison Corp.                           47,107       2,684,157
North Fork Bancorp Inc.                        70,185       2,655,800
Synovus Financial Corp.                       126,828       2,615,193
International Game Technology Inc./1/          37,713       2,607,477
Interpublic Group of Companies Inc.           164,097       2,600,937
Agilent Technologies Inc./1/                  198,876       2,597,321
Amerada Hess Corp.                             38,166       2,590,708
Veritas Software Corp./1/                     175,573       2,582,679
Ameren Corp.                                   61,980       2,581,467
Lexmark International Group Inc. "A"/1/        54,867       2,578,749
Jefferson-Pilot Corp.                          64,193       2,574,139
Staples Inc./1/                               200,267       2,561,415
Federated Department Stores Inc./1/            86,209       2,537,993
Marshall & Ilsley Corp.                        90,924       2,535,870
Countrywide Credit Industries Inc.             53,750       2,534,312
MBIA Inc.                                      63,265       2,527,437
Ingersoll-Rand Co. "A"                         72,362       2,492,147
Cincinnati Financial Corp.                     69,494       2,472,597
Yahoo! Inc./1/                                256,793       2,457,509
Ambac Financial Group Inc.                     45,416       2,447,468
Lincoln National Corp.                         80,056       2,445,711
ITT Industries Inc.                            39,237       2,445,642
Halliburton Co.                               186,615       2,409,200
Bear Stearns Companies Inc. The                42,681       2,407,208
CSX Corp.                                      91,024       2,401,213
AON Corp.                                     116,624       2,389,626
Union Planters Corp.                           86,852       2,384,956
Computer Associates International Inc.        247,816       2,379,034
SunGard Data Systems Inc./1/                  120,839       2,350,319
Harrah's Entertainment Inc./1/                 48,610       2,343,488
Fiserv Inc./1/                                 82,216       2,308,625
Ecolab Inc.                                    55,261       2,306,042
Aetna Inc.                                     64,242       2,300,506
Genuine Parts Co.                              74,670       2,287,889
Xilinx Inc./1/                                144,294       2,285,328
KLA-Tencor Corp./1/                            80,983       2,262,665
Cinergy Corp.                                  71,714       2,253,971
PPL Corp.                                      69,172       2,250,857
MedImmune Inc./1/                             107,196       2,242,540
Univision Communications Inc. "A"/1/           98,106       2,236,817
Apple Computer Inc./1/                        153,393       2,224,198
Dover Corp.                                    86,885       2,205,141
UNUMProvident Corp.                           104,035       2,117,112
Health Management Associates Inc. "A"/1/      103,334       2,089,413
El Paso Corp.                                 250,306       2,070,031
Delphi Corp.                                  240,341       2,054,915
Textron Inc.                                   59,978       2,045,250
UST Inc.                                       72,306       2,039,752
Computer Sciences Corp./1/                     73,328       2,037,785
KeySpan Corp.                                  60,423       2,024,171
Nabors Industries Ltd./1/                      61,773       2,023,066
Knight Ridder Inc.                             35,718       2,014,852
Family Dollar Stores Inc.                      74,186       1,994,120
American Standard Companies Inc./1/            31,086       1,977,691

Schedules of Investments                                                      15
iSHARES S&P 500 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Adobe Systems Inc.                            102,775  $    1,963,002
Brown-Forman Corp. "B"                         29,262       1,959,091
Molex Inc.                                     82,863       1,948,938
King Pharmaceuticals Inc./1/                  106,256       1,930,672
Parker Hannifin Corp.                          50,449       1,927,656
Eaton Corp.                                    30,102       1,918,701
Dollar General Corp.                          142,567       1,913,249
Huntington Bancshares Inc.                    105,062       1,911,078
Starwood Hotels & Resorts Worldwide Inc.       85,446       1,905,446
PG&E Corp./1/                                 168,053       1,892,277
Genzyme Corp. - General Division/1/            91,653       1,888,968
First Tennessee National Corp.                 54,332       1,883,690
Kerr-McGee Corp.                               42,984       1,867,225
Biogen Inc./1/                                 63,593       1,861,367
Kinder Morgan Inc.                             52,366       1,856,375
IMS Health Inc.                               123,738       1,852,358
MGIC Investment Corp.                          44,871       1,832,083
Hilton Hotels Corp.                           160,559       1,827,161
Penney (J.C. Co. Inc. (Holding Co.)           114,548       1,823,604
Darden Restaurants Inc.                        74,207       1,798,766
Plum Creek Timber Co. Inc.                     79,098       1,788,406
EOG Resources Inc.                             49,725       1,788,111
Noble Corp./1/                                 57,585       1,785,135
Torchmark Corp.                                52,019       1,782,171
BJ Services Co./1/                             67,110       1,744,860
Constellation Energy Group Inc.                70,237       1,741,175
SAFECO Corp.                                   54,775       1,740,750
Sempra Energy                                  87,911       1,727,451
Rockwell Collins                               78,308       1,718,078
Zions Bancorp                                  39,283       1,709,989
Monsanto Co.                                  111,780       1,709,116
Grainger (W.W.) Inc.                           40,166       1,709,063
VF Corp.                                       47,212       1,698,688
Jones Apparel Group Inc./1/                    55,219       1,695,223
PACCAR Inc.                                    49,664       1,678,130
Applera Corp. - Applied Biosystems Group       90,942       1,664,239
Leggett & Platt Inc.                           83,958       1,661,529
PeopleSoft Inc./1/                            133,336       1,649,366
MeadWestvaco Corp.                             85,570       1,643,800
Qwest Communications International Inc./1/    718,428       1,638,016
Wendy's International Inc.                     49,386       1,635,170
Office Depot Inc./1/                          132,117       1,630,324
Xcel Energy Inc.                              169,910       1,581,862
R.J. Reynolds Tobacco Holdings Inc.            39,100       1,576,512
Vulcan Materials Co.                           43,407       1,569,597
Sherwin-Williams Co.                           65,367       1,547,891
Sigma-Aldrich Corp.                            31,354       1,544,812
Xerox Corp./1/                                311,986       1,544,331
NiSource Inc.                                  88,912       1,531,954
RadioShack Corp./1/                            74,438       1,493,226
Black & Decker Corp.                           34,461       1,444,950
Altera Corp./1/                               164,602       1,427,099
Edison International/1/                       139,589       1,395,890
Dow Jones & Co. Inc.                           36,105       1,386,793
Waters Corp./1/                                56,238       1,363,772
Circuit City Stores Inc.                       89,956       1,362,833
BMC Software Inc./1/                          104,049       1,359,920
CenturyTel Inc.                                60,580       1,358,809
Equifax Inc.                                   61,991       1,347,684
Tiffany & Co.                                  62,420       1,337,661
Whirlpool Corp.                                29,134       1,336,085
Engelhard Corp.                                55,540       1,323,518
T. Rowe Price Group Inc.                       53,010       1,323,130
Reliant Energy Inc.                           130,007       1,301,370
Novellus Systems Inc./1/                       62,225       1,294,902
Rockwell Automation Inc.                       79,452       1,292,684
Georgia-Pacific Corp.                          98,632       1,291,093
International Flavors & Fragrances Inc.        40,344       1,284,956
Nucor Corp.                                    33,458       1,268,058
Eastman Chemical Co.                           33,074       1,262,435
Jabil Circuit Inc./1/                          84,603       1,250,432
Broadcom Corp. "A"/1/                         116,943       1,248,951
Bard (C.R.) Inc.                               22,524       1,230,486
Ball Corp.                                     24,338       1,226,392
Deluxe Corp.                                   27,196       1,225,452

16                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P 500 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Alberto-Culver Co. "B"                         24,752  $    1,213,591
Cooper Industries Inc.                         39,859       1,209,721
Sabre Holdings Corp./1/                        61,905       1,197,862
Robert Half International Inc./1/              75,452       1,197,423
Stanley Works The)                             36,509       1,192,749
Thermo Electron Corp./1/                       73,433       1,184,474
Siebel Systems Inc./1/                        203,952       1,172,724
Centex Corp.                                   26,209       1,162,369
Stilwell Financial Inc.                        95,274       1,149,957
Donnelley (R.R.) & Sons Co.                    48,514       1,140,564
Liz Claiborne Inc.                             45,692       1,140,015
JDS Uniphase Corp./1/                         583,277       1,136,224
Bemis Co.                                      22,685       1,120,639
Watson Pharmaceuticals Inc./1/                 45,635       1,118,514
Lucent Technologies Inc./1/                 1,468,054       1,115,721
Pactiv Corp./1/                                67,771       1,114,833
Convergys Corp./1/                             74,039       1,112,806
Pulte Homes Inc.                               26,040       1,110,085
KB HOME                                        22,001       1,074,529
TECO Energy Inc.                               66,361       1,053,813
Network Appliance Inc./1/                     143,332       1,050,624
QLogic Corp./1/                                39,846       1,037,590
Nordstrom Inc.                                 57,689       1,034,941
Pinnacle West Capital Corp.                    36,318       1,008,188
LSI Logic Corp./1/                            158,452       1,006,170
Sunoco Inc.                                    32,636         984,302
Phelps Dodge Corp./1/                          37,974         973,274
Manor Care Inc./1/                             42,975         966,078
Unisys Corp./1/                               137,858         965,006
SUPERVALU Inc.                                 57,031         921,051
Toys R Us Inc./1/                              90,401         920,282
National Semiconductor Corp./1/                76,873         917,864
Meredith Corp.                                 21,294         916,707
Humana Inc./1/                                 72,488         898,851
Temple-Inland Inc.                             22,853         882,811
Coors (Adolf) Company "B"                      15,488         871,974
Fluor Corp.                                    34,562         844,695
Scientific-Atlanta Inc.                        67,088         839,271
NCR Corp./1/                                   42,193         835,421
Sprint Corp. (PCS Group)/1/                   425,221         833,433
Dana Corp.                                     63,705         833,261
Freeport-McMoRan Copper & Gold Inc./1/         61,850         832,501
Pall Corp.                                     52,574         830,143
Hasbro Inc.                                    74,132         825,089
Goodrich (B.F.) Co.                            43,681         824,697
Citizens Communications Co./1/                120,739         818,610
Brunswick Corp.                                38,550         811,092
American Power Conversion Corp./1/             83,942         802,486
Ashland Inc.                                   29,703         795,743
Winn-Dixie Stores Inc.                         60,181         789,575
Big Lots Inc./1/                               49,641         785,817
Advanced Micro Devices Inc./1/                146,273         781,098
Maytag Corp.                                   33,218         769,993
Bausch & Lomb Inc.                             23,133         767,322
Symbol Technologies Inc.                       98,214         753,301
Teradyne Inc./1/                               78,342         752,083
Rowan Companies Inc.                           40,246         750,185
Solectron Corp./1/                            352,569         743,921
Dillards Inc. "A"                              36,120         728,902
Tellabs Inc./1/                               176,020         716,401
Allegheny Energy Inc.                          53,756         704,204
Healthsouth Corp./1/                          168,639         699,852
Worthington Industries Inc.                    36,590         684,233
Ryder System Inc.                              26,571         662,415
Millipore Corp.                                20,697         657,958
Corning Inc./1/                               407,118         651,389
Tektronix Inc./1/                              39,071         641,937
Reebok International Ltd./1/                   25,516         639,176
Autodesk Inc.                                  49,176         623,060
Sanmina-SCI Corp./1/                          224,581         622,089
Goodyear Tire & Rubber Co.                     69,970         622,033
Allied Waste Industries Inc./1/                84,483         620,950
Mercury Interactive Corp./1/                   35,799         614,311
Sealed Air Corp./1/                            35,903         606,402
Providian Financial Corp./1/                  123,692         606,091
AES Corp. (The)/1/                            229,752         576,678
Snap-On Inc.                                   24,979         574,017
Boise Cascade Corp.                            24,938         568,586
Navistar International Corp./1/                25,955         562,704
Comverse Technology Inc./1/                    80,029         559,403

Schedules of Investments                                                      17
iSHARES S&P 500 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
NVIDIA Corp./1/                                64,769  $      554,423
CIENA Corp./1/                                184,453         547,825
NICOR Inc.                                     18,920         533,544
Visteon Corp.                                  56,052         530,812
Great Lakes Chemical Corp.                     21,457         515,397
Peoples Energy Corp.                           15,200         512,088
Cooper Tire & Rubber Co.                       31,308         505,311
Crane Co.                                      25,571         505,283
United States Steel Corp.                      43,372         503,549
Williams Companies Inc.                       221,213         499,941
Delta Air Lines Inc.                           52,778         490,308
CMS Energy Corp.                               60,771         489,814
Compuware Corp./1/                            160,010         488,030
Quintiles Transnational Corp./1/               50,822         483,317
Citrix Systems Inc./1/                         77,998         470,328
American Greetings Corp. "A"                   27,901         449,206
Hercules Inc./1/                               46,713         430,227
TMP Worldwide Inc./1/                          47,765         429,885
Cummins Inc.                                   17,773         419,798
Tupperware Corp.                               24,974         415,068
Gateway Inc./1/                               138,793         412,215
Calpine Corp./1/                              160,210         395,719
ADC Telecommunications Inc./1/                340,299         391,344
Mirant Corp./1/                               172,257         380,688
Applied Micro Circuits Corp./1/               128,238         366,761
Rational Software Corp./1/                     83,249         359,636
Thomas & Betts Corp./1/                        24,993         352,151
Novell Inc./1/                                155,375         326,288
PerkinElmer Inc.                               53,874         293,613
Louisiana-Pacific Corp./1/                     44,771         289,668
AMR Corp./1/                                   66,502         277,978
PMC-Sierra Inc./1/                             71,225         276,353
Andrew Corp./1/                                41,994         275,061

                                            Shares or
Security                                    Principal           Value
---------------------------------------------------------------------
Allegheny Technologies Inc.                    34,531  $      238,955
Avaya Inc./1/                                 154,797         221,360
Parametric Technology Corp./1/                111,756         201,161
Dynegy Inc. "A"                               154,772         179,536
McDermott International Inc./1/                27,014         165,596
Power-One Inc./1/                              33,924         101,094

TOTAL COMMON STOCKS
  (Cost: $4,980,301,191)                                3,227,116,750

SHORT TERM INSTRUMENTS - 1.69%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     39,945,679      39,945,679
Dreyfus Money Market Fund                   2,273,954       2,273,954
General Electric Commercial Paper 1.74%,
  11/04/02                                $ 9,927,500       9,927,500
Goldman Sachs Financial Square
  Prime Obligation Fund                       748,097         748,097
Providian Temp Cash Money Market Fund       1,630,931       1,630,931

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $54,526,161)                                      54,526,161

TOTAL INVESTMENTS IN SECURITIES - 101.52%
  (Cost $5,034,827,352)                                 3,281,642,911

Other Assets, Less Liabilities - (1.52%)                  (49,231,183)
                                                       --------------
NET ASSETS - 100.00%                                   $3,232,411,728
                                                       ==============
/1/  Non-income earning securities.

See notes to financial statements.

18                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES S&P 500/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 99.84%
General Electric Co.                       1,138,286  $ 28,058,750
Microsoft Corp./1/                           619,530    27,098,242
Wal-Mart Stores Inc.                         508,882    25,057,350
Pfizer Inc.                                  708,271    20,554,024
Johnson & Johnson                            340,432    18,410,563
Coca-Cola Co. (The)                          283,997    13,620,496
Procter & Gamble Co.                         148,660    13,287,231
Merck & Co. Inc.                             257,396    11,765,571
International Business Machines Corp.        193,900    11,321,821
Intel Corp.                                  762,770    10,594,875
Philip Morris Companies Inc.                 241,932     9,386,962
Cisco Systems Inc./1/                        836,943     8,771,163
United Parcel Service Inc.                   127,757     7,988,645
PepsiCo Inc.                                 202,726     7,490,726
Abbott Laboratories                          178,697     7,219,359
Lilly (Eli) and Co.                          128,487     7,110,471
Home Depot Inc.                              269,562     7,035,568
Dell Computer Corp./1/                       296,801     6,977,791
Fannie Mae                                   113,859     6,779,165
Amgen Inc./1/                                146,320     6,101,544
Medtronic Inc.                               138,769     5,844,950
Pharmacia Corp.                              147,603     5,738,805
Bristol-Myers Squibb Co.                     221,515     5,272,057
Anheuser-Busch Companies Inc.                 99,373     5,028,274
3M Co.                                        44,634     4,908,401
Oracle Corp./1/                              622,103     4,889,730
Wyeth                                        151,590     4,820,562
American Express Co.                         152,020     4,739,984
Fifth Third Bancorp                           66,461     4,069,407
Lowe's Companies Inc.                         89,043     3,686,380
Walgreen Co.                                 117,156     3,603,719
Gillette Co. (The)                           120,982     3,581,067
Schering-Plough Corp.                        167,707     3,575,513
Kimberly-Clark Corp.                          59,142     3,349,803
Colgate-Palmolive Co.                         62,069     3,348,623
Cardinal Health Inc.                          51,652     3,212,754
Target Corp.                                 103,728     3,062,051
UnitedHealth Group Inc.                       34,732     3,029,325
Texas Instruments Inc.                       198,286     2,928,684
HCA Inc.                                      59,298     2,823,178
Tenet Healthcare Corp./1/                     55,899     2,767,000
MBNA Corp.                                   146,147     2,686,182
McDonald's Corp.                             145,790     2,574,651
Marsh & McLennan Companies Inc.               61,346     2,554,447
Automatic Data Processing Inc.                70,952     2,467,001
QUALCOMM Inc./1/                              88,823     2,453,291
First Data Corp.                              86,769     2,425,194
Bank of New York Co. Inc. (The)               83,059     2,387,116
Kohls Corp./1/                                38,549     2,344,165
Applied Materials Inc./1/                    188,068     2,172,185
Sysco Corp.                                   75,888     2,154,460
Baxter International Inc.                     68,948     2,106,361
General Dynamics Corp.                        23,074     1,876,608
General Mills Inc.                            42,102     1,870,171
eBay Inc./1/                                  32,249     1,703,070
Forest Laboratories Inc. "A"/1/               20,554     1,685,634
SLM Corp.                                     17,668     1,645,598
Sara Lee Corp.                                89,722     1,641,015
Harley-Davidson Inc.                          34,620     1,608,099
Kellogg Co.                                   46,899     1,559,392
Boston Scientific Corp./1/                    46,535     1,468,645
Schwab (Charles) Corp. (The)                 156,555     1,362,028
McGraw-Hill Companies Inc. (The)              22,199     1,359,023
Heinz (H.J.) Co.                              40,167     1,340,373
Stryker Corp.                                 22,655     1,304,928
Mellon Financial Corp.                        49,939     1,294,918
Kroger Co./1/                                 90,516     1,276,276
Wrigley (William Jr.) Co.                     25,760     1,274,862
Avon Products Inc.                            27,033     1,246,221
Omnicom Group Inc.                            21,500     1,197,120
Guidant Corp./1/                              34,905     1,127,781
Intuit Inc./1/                                24,203     1,101,963
Bed Bath & Beyond Inc./1/                     33,382     1,087,252
Gap Inc. (The)                                99,438     1,078,902
Clorox Co.                                    26,345     1,058,542
TJX Companies Inc.                            61,716     1,049,172
Electronic Arts Inc./1/                       15,886     1,047,841
Paychex Inc.                                  42,982     1,045,322
Campbell Soup Co.                             46,905     1,035,662
Danaher Corp.                                 17,276       982,141

Schedules of Investments                                                      19
iSHARES S&P 500/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Hershey Foods Corp.                           15,615  $    968,911
Northern Trust Corp.                          25,376       957,183
AutoZone Inc./1/                              12,049       950,184
Newell Rubbermaid Inc.                        30,543       942,862
Yum! Brands Inc./1/                           33,894       939,203
Concord EFS Inc./1/                           58,592       930,441
Starbucks Corp./1/                            44,349       914,920
Maxim Integrated Products Inc./1/             36,943       914,709
Mattel Inc.                                   49,897       898,645
Block (H & R) Inc.                            20,696       869,439
Apollo Group Inc. "A"/1/                      19,843       861,781
Moody's Corp.                                 17,724       859,614
Limited Brands Inc.                           59,541       853,818
Zimmer Holdings Inc./1/                       22,217       851,800
Becton, Dickinson & Co.                       29,448       836,323
Pitney Bowes Inc.                             27,335       833,444
Analog Devices Inc./1/                        41,748       822,436
Best Buy Co. Inc./1/                          36,765       820,227
Cintas Corp.                                  19,434       814,673
Biomet Inc.                                   30,254       805,664
Allergan Inc.                                 14,782       804,141
New York Times Co. "A"                        17,333       787,785
Nextel Communications Inc. "A"/1/            103,999       785,192
Pepsi Bottling Group Inc.                     32,624       763,402
Linear Technology Corp.                       36,210       750,271
St. Jude Medical Inc./1/                      20,251       722,961
Avery Dennison Corp.                          12,577       716,637
North Fork Bancorp Inc.                       18,762       709,954
Synovus Financial Corp.                       33,875       698,502
Interpublic Group of Companies Inc.           43,793       694,119
Lexmark International Group Inc. "A"/1/       14,528       682,816
Staples Inc./1/                               53,374       682,653
Yahoo! Inc./1/                                68,623       656,722
SunGard Data Systems Inc./1/                  32,277       627,788
Fiserv Inc./1/                                21,968       616,861
Ecolab Inc.                                   14,755       615,726
Xilinx Inc./1/                                38,570       610,872
KLA-Tencor Corp./1/                           21,630       604,342
MedImmune Inc./1/                             28,615       598,626
Univision Communications Inc. "A"/1/          26,174       596,767
Health Management Associates
  Inc. "A"/1/                                 27,503       556,111
Delphi Corp.                                  64,082       547,901
UST Inc.                                      19,311       544,763
Family Dollar Stores Inc.                     19,813       532,573
Brown-Forman Corp. "B"                         7,833       524,419
Adobe Systems Inc.                            27,423       523,779
American Standard Companies Inc./1/            8,210       522,320
Molex Inc.                                    22,107       519,957
Dollar General Corp.                          38,070       510,899
Biogen Inc./1/                                16,975       496,858
IMS Health Inc.                               32,715       489,744
Darden Restaurants Inc.                       19,733       478,328
BJ Services Co./1/                            17,929       466,154
Rockwell Collins                              20,918       458,941
Sigma-Aldrich Corp.                            8,368       412,291
RadioShack Corp./1/                           19,789       396,967
Black & Decker Corp.                           9,202       385,840
Altera Corp./1/                               43,851       380,188
Dow Jones & Co. Inc.                           9,634       370,042
Waters Corp./1/                               15,020       364,235
Equifax Inc.                                  16,547       359,732
Tiffany & Co.                                 16,655       356,917
T. Rowe Price Group Inc.                      14,140       352,934
International Flavors & Fragrances Inc.       10,767       342,929
Ball Corp.                                     6,483       326,678
Alberto-Culver Co. "B"                         6,614       324,284
Deluxe Corp.                                   7,159       322,585
Robert Half International Inc./1/             20,146       319,717
Sabre Holdings Corp./1/                       16,519       319,643
Stanley Works (The)                            9,770       319,186
Siebel Systems Inc./1/                        54,465       313,174
Network Appliance Inc./1/                     38,359       281,171
QLogic Corp./1/                               10,644       277,170
Meredith Corp.                                 5,699       245,342

20                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P 500/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Sprint Corp. (PCS Group)/1/                  113,563  $    222,583
Freeport-McMoRan Copper & Gold Inc./1/        16,503       222,130
Maytag Corp.                                   8,853       205,213
Millipore Corp.                                5,535       175,958
Mercury Interactive Corp./1/                   9,588       164,530
Sealed Air Corp./1/                            9,607       162,262
NVIDIA Corp./1/                               17,403       148,970
Hercules Inc./1/                              12,446       114,628
Tupperware Corp.                               6,659       110,673
PMC-Sierra Inc./1/                            19,031        73,840

TOTAL COMMON STOCKS
  (Cost: $594,332,296)                                 449,481,169

SHORT TERM INSTRUMENTS - 0.54%

Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     1,026,066     1,026,066
Dreyfus Money Market Fund                    104,736       104,736
Goldman Sachs Financial Square Prime
  Obligation Fund                             61,229        61,229
Providian Temp Cash Money Market Fund      1,257,104     1,257,104

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $2,449,135)                                     2,449,135

TOTAL INVESTMENTS IN SECURITIES - 100.38%
  (Cost $596,781,431)                                  451,930,304

Other Assets, Less Liabilities - (0.38%)                (1,708,274)
                                                      ------------

NET ASSETS - 100.00%                                  $450,222,030
                                                      ============
/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      21

Schedule of Investments (Unaudited)

iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 99.84%
Exxon Mobil Corp.                          1,022,974  $ 32,632,871
Citigroup Inc.                               766,214    22,718,245
American International Group Inc.            395,205    21,617,713
Bank of America Corp.                        227,491    14,513,926
Wells Fargo & Company                        257,236    12,388,486
Verizon Communications Inc.                  412,989    11,332,418
ChevronTexaco Corp.                          161,690    11,197,033
Viacom Inc. "B"/1/                           267,213    10,835,487
SBC Communications Inc.                      503,483    10,120,008
AOL Time Warner Inc./1/                      675,512     7,903,490
AT&T Corp.                                   581,878     6,988,355
Wachovia Corp.                               207,557     6,785,038
Bank One Corp.                               177,606     6,642,464
Freddie Mac                                  105,345     5,888,785
JP Morgan Chase & Co.                        301,706     5,729,397
Morgan Stanley                               165,991     5,623,775
Du Pont (E.I.) de Nemours & Co.              150,350     5,423,124
Hewlett-Packard Co.                          461,801     5,389,218
U.S. Bancorp                                 289,682     5,382,292
BellSouth Corp.                              283,427     5,203,720
Goldman Sachs Group Inc. (The)                72,917     4,814,710
ConocoPhillips                               102,404     4,735,161
Walt Disney Co. (The)                        308,866     4,676,231
Washington Mutual Inc.                       146,568     4,612,495
Lockheed Martin Corp.                         68,871     4,453,888
Boeing Co. (The)                             126,999     4,334,476
Merrill Lynch & Co. Inc.                     130,919     4,313,781
Tyco International Ltd.                      301,872     4,256,395
United Technologies Corp.                     71,448     4,036,098
Allstate Corp. (The)                         106,947     3,801,966
Dow Chemical Co. (The)                       137,813     3,763,673
Motorola Inc.                                347,801     3,540,614
Schlumberger Ltd.                             87,362     3,359,943
General Motors Corp. "A"                      84,783     3,298,059
FleetBoston Financial Corp.                  158,563     3,223,586
Clear Channel Communications Inc./1/          92,684     3,220,769
Southern Co.                                 107,212     3,085,561
Comcast Corp. "A"/1/                         143,215     2,987,465
Gannett Co. Inc.                              40,377     2,914,412
Emerson Electric Co.                          63,742     2,800,823
Ford Motor Company                           275,733     2,702,183
Illinois Tool Works Inc.                      46,315     2,701,554
Honeywell International Inc.                 123,955     2,684,865
SunTrust Banks Inc.                           43,174     2,654,338
National City Corp.                           92,408     2,636,400
Duke Energy Corp.                            134,391     2,627,344
BB&T Corp.                                    73,112     2,561,844
Prudential Financial Inc./1/                  87,997     2,513,194
Alcoa Inc.                                   127,994     2,470,284
International Paper Co.                       72,984     2,436,936
MetLife Inc.                                 106,456     2,422,939
AFLAC Inc.                                    78,354     2,404,684
Exelon Corp.                                  48,738     2,315,055
FedEx Corp.                                   45,141     2,260,210
Carnival Corp. "A"                            88,785     2,228,503
Costco Wholesale Corp./1/                     68,783     2,226,506
Union Pacific Corp.                           38,225     2,212,081
Waste Management Inc.                         92,815     2,164,446
Dominion Resources Inc.                       42,108     2,136,139
Northrop Grumman Corp.                        17,111     2,122,448
Travelers Property Casualty
  Corp. "B"/1/                               151,207     2,045,831
ConAgra Foods Inc.                            81,277     2,019,733
Household International Inc.                  68,954     1,952,088
Caterpillar Inc.                              52,077     1,938,306
Tribune Co.                                   45,734     1,912,139
State Street Corp.                            49,126     1,898,229
Alltel Corp.                                  47,050     1,888,116
Sears, Roebuck and Co.                        47,820     1,864,980
Lehman Brothers Holdings Inc.                 36,939     1,811,858
PNC Financial Services Group                  42,939     1,810,738
Raytheon Co.                                  60,970     1,786,421
TXU Corp.                                     42,131     1,757,284
Nike Inc. "B"                                 40,455     1,746,847
Cendant Corp./1/                             157,671     1,696,540
AT&T Wireless Services Inc./1/               409,503     1,687,152
Anadarko Petroleum Corp.                      37,591     1,674,303
Newmont Mining Corp.                          60,761     1,671,535
Progressive Corp. (The)                       32,965     1,669,018
Deere & Co.                                   36,081     1,639,881

22                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Equity Office Properties Trust                63,306  $  1,634,561
Occidental Petroleum Corp.                    56,935     1,615,815
WellPoint Health Networks Inc./1/             22,034     1,615,092
KeyCorp                                       64,509     1,610,790
Safeway Inc./1/                               70,829     1,579,487
Hartford Financial Services Group Inc.        37,459     1,535,819
EMC Corp./1/                                 334,515     1,528,734
Southwest Airlines Co.                       116,861     1,526,205
XL Capital Ltd. "A"                           20,571     1,511,968
CVS Corp.                                     59,404     1,505,891
CIGNA Corp.                                   21,193     1,499,405
Albertson's Inc.                              61,557     1,487,217
FPL Group Inc.                                27,555     1,482,459
Baker Hughes Inc.                             50,977     1,479,862
Masco Corp.                                   75,042     1,467,071
American Electric Power Co. Inc.              51,225     1,460,425
Golden West Financial Corp.                   23,432     1,457,002
Weyerhaeuser Co.                              33,135     1,450,319
Air Products & Chemicals Inc.                 34,370     1,443,884
Coca-Cola Enterprises Inc.                    67,774     1,439,520
Chubb Corp.                                   25,962     1,423,496
Entergy Corp.                                 33,929     1,411,446
Anthem Inc./1/                                21,391     1,390,415
Burlington Northern Santa Fe Corp.            57,757     1,381,547
Principal Financial Group Inc./1/             52,631     1,377,880
Progress Energy Inc.                          33,465     1,367,715
FirstEnergy Corp.                             45,016     1,345,528
Consolidated Edison Inc.                      32,248     1,297,015
Apache Corp.                                  21,709     1,290,600
Comerica Inc.                                 26,493     1,277,492
SouthTrust Corp.                              52,421     1,271,209
Sun Microsystems Inc./1/                     490,763     1,271,076
Praxair Inc.                                  24,532     1,253,831
McKesson Corp.                                43,868     1,242,780
Archer-Daniels-Midland Co.                    98,543     1,232,767
Sprint Corp. (FON Group)                     134,955     1,230,790
Franklin Resources Inc.                       39,469     1,227,486
Hancock (John) Financial Services Inc.        44,055     1,224,729
Loews Corp.                                   28,244     1,211,385
Eastman Kodak Co.                             44,069     1,200,440
Norfolk Southern Corp.                        58,705     1,185,254
ACE Ltd.                                      39,712     1,175,872
Capital One Financial Corp.                   33,539     1,171,182
Burlington Resources Inc.                     30,390     1,165,760
Unocal Corp.                                  37,025     1,162,215
PPG Industries Inc.                           25,659     1,146,957
AmerisourceBergen Corp.                       15,994     1,142,291
Devon Energy Corp.                            23,657     1,141,450
TRW Inc.                                      19,442     1,138,329
AmSouth Bancorp                               54,485     1,130,019
Micron Technology Inc./1/                     91,281     1,129,146
Regions Financial Corp.                       33,599     1,097,679
Fortune Brands Inc.                           22,709     1,073,909
Marriott International Inc. "A"               36,756     1,065,556
Marathon Oil Corp.                            46,876     1,063,148
Charter One Financial Inc.                    34,885     1,036,788
Rohm & Haas Co. "A"                           33,410     1,035,710
Johnson Controls Inc.                         13,415     1,030,540
DTE Energy Co.                                25,313     1,030,239
Electronic Data Systems Corp.                 72,599     1,014,934
Transocean Inc.                               48,223     1,003,038
Chiron Corp./1/                               28,688     1,002,359
Simon Property Group Inc.                     28,048     1,002,155
Equity Residential                            41,599       995,880
May Department Stores Co. (The)               43,577       992,248
St. Paul Companies Inc.                       34,225       982,942
Public Service Enterprise Group Inc.          31,248       953,064
Agilent Technologies Inc./1/                  70,229       917,191
Amerada Hess Corp.                            13,481       915,090
Ameren Corp.                                  21,924       913,135
Veritas Software Corp./1/                     62,042       912,638
International Game Technology Inc./1/         13,142       908,638
Jefferson-Pilot Corp.                         22,415       898,841
Federated Department Stores Inc./1/           30,486       897,508
Countrywide Credit Industries Inc.            18,959       893,917
MBIA Inc.                                     22,341       892,523
Marshall & Ilsley Corp.                       31,956       891,253
Ingersoll-Rand Co. "A"                        25,596       881,526
Cincinnati Financial Corp.                    24,569       874,165
Ambac Financial Group Inc.                    16,071       866,066

Schedules of Investments                                                      23
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
ITT Industries Inc.                           13,853  $    863,457
Lincoln National Corp.                        28,038       856,561
Halliburton Co.                               65,932       851,182
CSX Corp.                                     32,208       849,647
Bear Stearns Companies Inc. (The)             15,017       846,959
AON Corp.                                     41,187       843,922
Computer Associates International Inc.        87,508       840,077
Union Planters Corp.                          30,404       834,894
Harrah's Entertainment Inc./1/                16,995       819,329
Aetna Inc.                                    22,768       815,322
Genuine Parts Co.                             26,394       808,712
Cinergy Corp.                                 25,298       795,116
PPL Corp.                                     24,403       794,074
Apple Computer Inc./1/                        54,192       785,784
Dover Corp.                                   30,639       777,618
UNUMProvident Corp.                           36,756       747,985
El Paso Corp.                                 88,432       731,333
Computer Sciences Corp./1/                    25,977       721,901
Textron Inc.                                  21,059       718,112
KeySpan Corp.                                 21,371       715,928
Nabors Industries Ltd./1/                     21,781       713,328
Knight Ridder Inc.                            12,619       711,838
Parker Hannifin Corp.                         17,879       683,157
Eaton Corp.                                   10,613       676,473
King Pharmaceuticals Inc./1/                  37,162       675,234
Starwood Hotels & Resorts Worldwide Inc.      30,117       671,609
PG&E Corp./1/                                 59,396       668,799
Genzyme Corp. - General Division/1/           32,356       666,857
Huntington Bancshares Inc.                    36,624       666,191
First Tennessee National Corp.                19,128       663,168
Kerr-McGee Corp.                              15,200       660,288
Kinder Morgan Inc.                            18,431       653,379
Hilton Hotels Corp.                           56,792       646,293
Penney (J.C.) Co. Inc. (Holding Co.)          40,398       643,136
MGIC Investment Corp.                         15,630       638,173
Plum Creek Timber Co. Inc.                    27,876       630,276
EOG Resources Inc.                            17,510       629,660
Noble Corp./1/                                20,311       629,641
Torchmark Corp.                               18,132       621,202
Constellation Energy Group Inc.               24,833       615,610
SAFECO Corp.                                  19,317       613,894
Sempra Energy                                 31,032       609,779
Zions Bancorp                                 13,908       605,415
Grainger (W.W.) Inc.                          14,183       603,487
Monsanto Co.                                  39,440       603,038
VF Corp.                                      16,691       600,542
Jones Apparel Group Inc./1/                   19,459       597,391
PACCAR Inc.                                   17,464       590,109
Applera Corp. - Applied Biosystems Group      32,111       587,631
Leggett & Platt Inc.                          29,623       586,239
PeopleSoft Inc./1/                            47,194       583,790
MeadWestvaco Corp.                            30,192       579,988
Wendy's International Inc.                    17,485       578,928
Qwest Communications International
  Inc./1/                                    253,541       578,073
Office Depot Inc./1/                          46,721       576,537
Xcel Energy Inc.                              60,044       559,010
Vulcan Materials Co.                          15,385       556,322
R.J. Reynolds Tobacco Holdings Inc.           13,600       548,352
Xerox Corp./1/                               110,148       545,233
Sherwin-Williams Co.                          22,992       544,451
NiSource Inc.                                 31,383       540,729
Edison International/1/                       49,217       492,170
Circuit City Stores Inc.                      31,721       480,573
CenturyTel Inc.                               21,375       479,441
BMC Software Inc./1/                          36,667       479,238
Whirlpool Corp.                               10,263       470,661
Engelhard Corp.                               19,573       466,425
Reliant Energy Inc.                           45,907       459,529
Novellus Systems Inc./1/                      21,958       456,946
Rockwell Automation Inc.                      28,061       456,552
Georgia-Pacific Corp.                         34,844       456,108
Nucor Corp.                                   11,812       447,675
Eastman Chemical Co.                          11,698       446,513
Broadcom Corp. "A"/1/                         41,353       441,650
Jabil Circuit Inc./1/                         29,839       441,020
Cooper Industries Inc.                        14,102       427,996
Bard (C.R.) Inc.                               7,830       427,753
Centex Corp.                                   9,344       414,406

24                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Thermo Electron Corp./1/                      25,505  $    411,396
Stilwell Financial Inc.                       33,601       405,564
Liz Claiborne Inc.                            16,167       403,367
Donnelley (R.R.) & Sons Co.                   17,086       401,692
JDS Uniphase Corp./1/                        205,862       401,019
Watson Pharmaceuticals Inc./1/                16,134       395,444
Bemis Co.                                      7,978       394,113
Pactiv Corp./1/                               23,956       394,076
Lucent Technologies Inc./1/                  518,029       393,702
Convergys Corp./1/                            26,187       393,591
Pulte Homes Inc.                               9,201       392,239
KB HOME                                        7,636       372,942
TECO Energy Inc.                              23,479       372,847
Nordstrom Inc.                                20,366       365,366
Pinnacle West Capital Corp.                   12,832       356,216
LSI Logic Corp./1/                            56,060       355,981
Sunoco Inc.                                   11,544       348,167
Phelps Dodge Corp./1/                         13,446       344,621
Unisys Corp./1/                               48,679       340,753
Manor Care Inc./1/                            15,107       339,605
Toys R Us Inc./1/                             32,020       325,964
National Semiconductor Corp./1/               27,244       325,293
SUPERVALU Inc.                                20,120       324,938
Humana Inc./1/                                25,600       317,440
Temple-Inland Inc.                             8,081       312,169
Coors (Adolf) Company "B"                      5,509       310,157
Fluor Corp.                                   12,189       297,899
Scientific-Atlanta Inc.                       23,703       296,525
NCR Corp./1/                                  14,928       295,574
Dana Corp.                                    22,462       293,803
Pall Corp.                                    18,513       292,320
Goodrich (B.F.) Co.                           15,461       291,904
Hasbro Inc.                                   26,187       291,461
Citizens Communications Co./1/                42,643       289,120
Brunswick Corp.                               13,627       286,712
American Power Conversion Corp./1/            29,587       282,852
Ashland Inc.                                  10,494       281,134
Winn-Dixie Stores Inc.                        21,254       278,852
Big Lots Inc./1/                              17,566       278,070
Advanced Micro Devices Inc./1/                51,664       275,886
Bausch & Lomb Inc.                             8,133       269,772
Symbol Technologies Inc.                      34,714       266,256
Teradyne Inc./1/                              27,608       265,037
Rowan Companies Inc.                          14,210       264,874
Solectron Corp./1/                           124,432       262,552
Dillards Inc. "A"                             12,747       257,234
Tellabs Inc./1/                               62,164       253,007
Allegheny Energy Inc.                         18,950       248,245
Healthsouth Corp./1/                          59,535       247,070
Worthington Industries Inc.                   12,920       241,604
Ryder System Inc.                              9,350       233,095
Corning Inc./1/                              143,731       229,970
Tektronix Inc./1/                             13,820       227,063
Reebok International Ltd./1/                   8,990       225,199
Autodesk Inc.                                 17,370       220,078
Goodyear Tire & Rubber Co.                    24,729       219,841
Sanmina-SCI Corp./1/                          79,242       219,500
Allied Waste Industries Inc./1/               29,767       218,787
Providian Financial Corp./1/                  43,646       213,865
AES Corp. (The)/1/                            81,399       204,311
Snap-On Inc.                                   8,780       201,764
Boise Cascade Corp.                            8,784       200,275
Navistar International Corp./1/                9,121       197,743
Comverse Technology Inc./1/                   28,247       197,447
CIENA Corp./1/                                65,112       193,383
NICOR Inc.                                     6,651       187,558
Visteon Corp.                                 19,784       187,354
Great Lakes Chemical Corp.                     7,547       181,279
Peoples Energy Corp.                           5,323       179,332
Cooper Tire & Rubber Co.                      11,053       178,395
United States Steel Corp.                     15,338       178,074
Crane Co.                                      9,009       178,018
Williams Companies Inc.                       78,058       176,411
CMS Energy Corp.                              21,554       173,725
Delta Air Lines Inc.                          18,609       172,878
Compuware Corp./1/                            56,421       172,084
Quintiles Transnational Corp./1/              17,955       170,752
Citrix Systems Inc./1/                        27,326       164,776
American Greetings Corp. "A"                   9,848       158,553
TMP Worldwide Inc./1/                         16,830       151,470
Cummins Inc.                                   6,239       147,365
Gateway Inc./1/                               48,975       145,456

Schedules of Investments                                                      25
iSHARES S&P 500/BARRA VALUE INDEX FUND
September 30, 2002

Security                                      Shares         Value
------------------------------------------------------------------
Calpine Corp./1/                              56,580  $    139,753
ADC Telecommunications Inc./1/               120,102       138,117
Mirant Corp./1/                               60,832       134,439
Applied Micro Circuits Corp./1/               45,235       129,372
Rational Software Corp./1/                    29,377       126,909
Thomas & Betts Corp./1/                        8,868       124,950
Novell Inc./1/                                54,878       115,244
PerkinElmer Inc.                              18,981       103,446
Louisiana-Pacific Corp./1/                    15,844       102,511
AMR Corp./1/                                  23,413        97,866
Andrew Corp./1/                               14,838        97,189
Allegheny Technologies Inc.                   12,165        84,182
Avaya Inc./1/                                 54,591        78,065
Parametric Technology Corp./1/                39,491        71,084
Dynegy Inc. "A"                               54,656        63,401
McDermott International Inc./1/                9,486        58,149
Power-One Inc./1/                             11,966        35,659

TOTAL COMMON STOCKS
  (Cost: $787,538,718)                                 543,519,592

SHORT TERM INSTRUMENTS - 2.08%

Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     9,403,401     9,403,401
Dreyfus Money Market Fund                    511,278       511,278
Goldman Sachs Financial Square Prime
  Obligation Fund                            272,120       272,120
Providian Temp Cash Money Market Fund      1,166,917     1,166,917

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $11,353,716)                                   11,353,716

TOTAL INVESTMENTS IN SECURITIES - 101.92%
  (Cost $798,892,434)                                  554,873,308

Other Assets, Less Liabilities - (1.92%)               (10,473,648)
                                                      ------------
NET ASSETS - 100.00%                                  $544,399,660
                                                      ============
/1/  Non-income earning securities.

See notes to financial statements.

26                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS - 99.94%
-------------------------------------------------------------------
M&T Bank Corp.                                 81,980  $  6,460,844
Gilead Sciences Inc./1/                       174,754     5,859,502
IDEC Pharmaceuticals Corp./1/                 136,203     5,655,149
Washington Post Company (The) "B"               8,484     5,506,116
Quest Diagnostics Inc./1/                      86,920     5,348,188
Affiliated Computer Services Inc. "A"/1/      117,656     5,006,263
National Commerce Financial Corp.             184,086     4,611,354
L-3 Communications Holdings Inc./1/            83,881     4,420,529
Symantec Corp./1/                             129,322     4,354,272
Weatherford International Ltd./1/             116,170     4,314,554
American Water Works Inc.                      89,348     3,990,282
Golden State Bancorp Inc.                     122,541     3,960,525
Express Scripts Inc. "A"/1/                    70,266     3,830,902
GreenPoint Financial Corp.                     88,568     3,696,828
Microchip Technology Inc./1/                  180,057     3,682,166
SPX Corp./1/                                   36,443     3,677,099
Tyson Foods Inc. "A"                          315,260     3,666,474
Mylan Laboratories Inc.                       111,834     3,661,445
Westwood One Inc./1/                           95,359     3,409,084
Compass Bancshares Inc.                       114,818     3,385,983
Murphy Oil Corp.                               40,859     3,353,298
ENSCO International Inc.                      132,770     3,324,561
Lennar Corp.                                   57,698     3,218,394
Dean Foods Co./1/                              80,664     3,208,814
CDW Computer Centers Inc./1/                   75,151     3,183,396
DST Systems Inc./1/                           106,938     3,151,463
Banknorth Group Inc.                          132,263     3,141,246
Ocean Energy Inc.                             156,867     3,129,497
Patterson Dental Co./1/                        60,781     3,110,772
Oxford Health Plans Inc./1/                    78,525     3,057,763
Old Republic International Corp.              107,494     3,050,680
Sovereign Bancorp Inc.                        232,715     3,002,024
Hillenbrand Industries Inc.                    55,027     2,987,966
Mohawk Industries Inc./1/                      59,620     2,960,133
Lincare Holdings Inc./1/                       94,954     2,947,372
Pepco Holdings Inc.                           145,767     2,908,052
McCormick & Co. Inc.                          124,688     2,842,886
TCF Financial Corp.                            66,762     2,826,035
Hibernia Corp. "A"                            141,124     2,821,069
DENTSPLY International Inc.                    69,836     2,805,312
Radian Group Inc.                              84,583     2,762,481
Republic Services Inc. "A"/1/                 146,052     2,745,778
Universal Health Services Inc. "B"/1/          53,400     2,731,410
ChoicePoint Inc./1/                            76,425     2,723,787
Hormel Foods Corp.                            123,982     2,712,726
Michaels Stores Inc./1/                        59,210     2,705,897
New York Community Bancorp Inc.                95,858     2,700,320
Smith International Inc./1/                    90,498     2,652,496
Telephone & Data Systems Inc.                  52,320     2,639,544
Varian Medical Systems Inc./1/                 60,775     2,612,717
Synopsys Inc./1/                               68,079     2,597,214
Expeditors International Washington Inc.       92,768     2,591,938
Energy East Corp.                             128,899     2,553,489
Pioneer Natural Resources Co./1/              103,582     2,511,864
Triad Hospitals Inc./1/                        66,181     2,511,569
Everest Re Group Ltd.                          45,760     2,510,394
Ross Stores Inc.                               70,133     2,499,540
Valero Energy Corp.                            94,419     2,499,271
Wisconsin Energy Corp.                        102,781     2,497,578
Commerce Bancorp Inc.                          59,953     2,488,649
Legg Mason Inc.                                57,875     2,463,160
First Health Group Corp./1/                    90,395     2,451,512
Fidelity National Financial Inc.               85,249     2,449,204
Lear Corp./1/                                  58,584     2,440,024
D.R. Horton Inc.                              130,667     2,433,020
SCANA Corp.                                    93,501     2,432,896
Williams-Sonoma Inc./1/                       102,717     2,427,203
Barr Laboratories Inc./1/                      38,899     2,423,019
Cadence Design Systems Inc./1/                236,822     2,408,480
Health Net Inc./1/                            111,734     2,396,694
Energizer Holdings Inc./1/                     78,629     2,390,322
First Virginia Banks Inc.                      64,060     2,389,438
Mercantile Bankshares Corp.                    62,195     2,373,983
Millennium Pharmaceuticals Inc./1/            253,503     2,362,648
SEI Investment Co.                             96,554     2,305,710
Edwards (A.G.) Inc.                            70,930     2,268,341
Brinker International Inc./1/                  87,467     2,265,395
Dollar Tree Stores Inc./1/                    101,821     2,244,135
Dun & Bradstreet Corp./1/                      66,316     2,228,881
Whole Foods Market Inc./1/                     51,281     2,196,878
PMI Group Inc. (The)                           80,491     2,190,160

Schedules of Investments                                                      27
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2002

Security                                             Shares         Value
-------------------------------------------------------------------------
Belo (A.H.) Corp.                                    99,999  $  2,187,978
Dreyer's Grand Ice Cream Inc.                        31,040     2,168,454
Associated Bancorp                                   67,531     2,142,759
PETsMART Inc./1/                                    120,312     2,142,757
Park Place Entertainment Corp./1/                   269,203     2,140,164
Fastenal Co.                                         67,721     2,138,629
Beckman Coulter Inc.                                 55,132     2,133,608
IVAX Corp./1/                                       173,636     2,130,514
Diebold Inc.                                         64,283     2,116,196
Entercom Communications Corp./1/                     44,386     2,102,565
City National Corp.                                  44,678     2,089,590
Northeast Utilities                                 121,945     2,060,870
Henry Schein Inc./1/                                 39,024     2,058,516
Mandalay Resort Group/1/                             60,967     2,045,443
CH Robinson Worldwide Inc.                           75,451     2,030,386
Coach Inc./1/                                        79,184     2,027,110
Cooper Cameron Corp./1/                              48,400     2,021,184
Manpower Inc.                                        68,221     2,001,604
Harris Corp.                                         59,208     1,982,876
PepsiAmericas Inc.                                  137,302     1,949,688
Gallagher (Arthur J.) & Co.                          78,705     1,940,078
Astoria Financial Corp.                              79,127     1,930,699
Equitable Resources Inc.                             55,360     1,912,688
Ceridian Corp./1/                                   132,328     1,885,674
International Speedway Corp. "A"                     47,462     1,885,665
Protective Life Corp.                                61,281     1,885,616
Outback Steakhouse Inc./1/                           68,495     1,882,243
NSTAR                                                47,354     1,872,851
AdvancePCS/1/                                        82,530     1,859,401
DPL Inc.                                            112,899     1,857,189
Unitrin Inc.                                         60,478     1,856,675
Hospitality Properties Trust                         55,851     1,849,785
Constellation Brands Inc./1/                         79,650     1,839,915
Gentex Corp./1/                                      67,560     1,836,956
Sonoco Products Co.                                  86,088     1,834,535
Dial Corp. (The)                                     84,654     1,816,675
Hispanic Broadcasting Corp./1/                       97,079     1,810,523
Patterson-UTI Energy Inc./1/                         70,469     1,797,664
BISYS Group Inc. (The)/1/                           106,521     1,779,966
Apogent Technologies Inc./1/                         95,386     1,779,903
Omnicare Inc.                                        84,042     1,774,967
Abercrombie & Fitch Co. "A"/1/                       88,482     1,740,441
Bowater Inc.                                         49,262     1,738,949
Noble Energy Inc.                                    51,108     1,736,139
Eaton Vance Corp.                                    62,025     1,714,371
Lyondell Chemical Co.                               142,438     1,700,710
Bank of Hawaii Corp.                                 60,775     1,695,622
Wilmington Trust Corp.                               58,594     1,694,538
Neuberger Berman Inc.                                62,389     1,681,384
Leucadia National Corp.                              49,402     1,679,668
Valspar Corp. (The)                                  44,724     1,668,205
Valassis Communications Inc./1/                      47,537     1,667,123
Questar Corp.                                        72,948     1,666,132
ALLETE Inc.                                          75,952     1,640,563
Pentair Inc.                                         43,908     1,632,060
Packaging Corporation of America/1/                  93,155     1,631,144
Viad Corp.                                           79,510     1,624,389
Smucker (J.M.) Co. (The)                             44,185     1,621,590
FirstMerit Corp.                                     75,569     1,618,688
Teleflex Inc.                                        34,985     1,594,616
Puget Energy Inc.                                    78,022     1,592,429
Pier 1 Imports Inc.                                  83,432     1,591,048
New Plan Excel Realty Trust                          86,269     1,590,800
Pennzoil-Quaker State Co.                            71,991     1,581,642
Intersil Corp. "A"/1/                               121,670     1,576,843
SICOR Inc./1/                                       103,470     1,573,779
Charles River Laboratories International Inc./1/     39,944     1,567,802
Alliant Energy Corp.                                 81,038     1,559,981
Scholastic Corp./1/                                  34,893     1,559,019
Investors Financial Services Corp.                   57,523     1,557,148
Pride International Inc./1/                         118,892     1,545,596
AGCO Corp./1/                                        66,442     1,541,454
Smithfield Foods Inc./1/                             97,624     1,532,697
Hubbell Inc. "B"                                     52,703     1,532,076
Steris Corp./1/                                      61,450     1,530,720
Harte-Hanks Inc.                                     82,133     1,528,495
Helmerich & Payne Inc.                               44,604     1,526,795
Krispy Kreme Doughnuts Inc./1/                       48,560     1,517,986
Jacobs Engineering Group Inc./1/                     48,536     1,498,792
Network Associates Inc./1/                          138,981     1,477,368
Tidewater Inc.                                       54,081     1,459,646
Varco International Inc./1/                          86,191     1,458,352
MDU Resources Group Inc.                             63,664     1,453,449
Dole Food Co.                                        49,994     1,451,326
E*TRADE Group Inc./1/                               325,152     1,446,926
RPM International Inc.                              102,376     1,439,407
Webster Financial Corp.                              42,826     1,438,097

28                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Activision Inc./1/                             59,505  $  1,423,955
National Fuel Gas Co.                          71,441     1,419,533
Martin Marietta Materials Inc.                 43,528     1,417,707
American Financial Group Inc.                  61,387     1,413,129
National-Oilwell Inc./1/                       72,335     1,401,852
Hawaiian Electric Industries Inc.              32,417     1,397,173
StanCorp Financial Group Inc.                  26,385     1,395,767
Readers Digest Association Inc.(The) "A"       89,003     1,392,897
Reynolds & Reynolds Co. (The) "A"              62,012     1,391,549
Education Management Corp./1/                  31,198     1,381,135
CNF Inc.                                       43,896     1,377,895
Lancaster Colony Corp.                         32,660     1,375,639
Catalina Marketing Corp./1/                    48,840     1,371,427
Tootsie Roll Industries Inc.                   46,096     1,369,973
Edwards Lifesciences Corp./1/                  53,328     1,364,664
Donaldson Co. Inc.                             39,375     1,351,744
Clayton Homes Inc.                            122,998     1,350,518
Cheesecake Factory (The)/1/                    45,075     1,344,587
Saks Inc./1/                                  127,229     1,339,721
HON Industries Inc.                            52,611     1,338,950
HCC Insurance Holdings Inc.                    55,590     1,334,716
Vectren Corp.                                  60,493     1,330,846
Tech Data Corp./1/                             50,369     1,329,742
Roslyn Bancorp Inc.                            74,714     1,300,771
Colonial BancGroup Inc. (The)                 104,900     1,300,760
Lee Enterprises Inc.                           39,488     1,297,576
Lubrizol Corp.                                 45,859     1,296,434
99 Cents Only Stores/1/                        62,557     1,294,930
Independence Community Bank Corp.              51,105     1,282,224
Barnes & Noble Inc./1/                         60,056     1,270,785
GTECH Holdings Corp./1/                        51,090     1,268,054
Waddell & Reed Financial Inc. "A"              71,510     1,262,867
Investment Technology Group Inc./1/            43,026     1,258,941
3Com Corp./1/                                 319,262     1,257,892
Vishay Intertechnology Inc./1/                142,321     1,252,425
Vertex Pharmaceuticals Inc./1/                 67,696     1,251,699
Certegy Inc./1/                                61,737     1,240,914
IMC Global Inc.                               102,646     1,236,884
BJ's Wholesale Club Inc./1/                    63,631     1,209,625
Westamerica Bancorp                            29,967     1,207,071
Herman Miller Inc.                             67,746     1,203,169
Swift Transportation Co. Inc./1/               76,436     1,192,402
BorgWarner Inc.                                23,752     1,179,049
Church & Dwight Co. Inc.                       35,489     1,176,460
OGE Energy Corp.                               69,675     1,175,417
Cytyc Corp./1/                                109,389     1,172,650
DeVry Inc./1/                                  62,399     1,161,869
Avnet Inc.                                    106,891     1,153,354
Furniture Brands International Inc./1/         50,245     1,153,123
Blyth Inc.                                     41,312     1,152,605
Cabot Corp.                                    54,880     1,152,480
Borders Group Inc./1/                          72,879     1,151,488
Apria Healthcare Group Inc./1/                 48,756     1,148,691
ArvinMeritor Inc.                              60,634     1,133,856
Arrow Electronics Inc./1/                      89,559     1,131,130
Neiman-Marcus Group Inc. "A"/1/                42,791     1,123,264
Superior Industries International Inc.         23,622     1,112,124
Acxiom Corp./1/                                78,427     1,112,095
AGL Resources Inc.                             49,962     1,103,661
LifePoint Hospitals Inc./1/                    35,142     1,096,009
AmeriCredit Corp./1/                          135,478     1,093,307
Provident Financial Group Inc.                 43,528     1,092,118
Payless ShoeSource Inc./1/                     20,156     1,088,626
Pittston Brink's Group                         48,461     1,085,526
CBRL Group Inc.                                46,813     1,068,273
LaBranche & Co. Inc./1/                        52,667     1,066,507
Forest Oil Corp./1/                            41,821     1,066,435
Timberland Co. "A"/1/                          33,487     1,060,868
Extended Stay America Inc./1/                  83,451     1,059,828
Great Plains Energy Inc.                       55,293     1,058,861
Covance Inc./1/                                53,922     1,055,254
Media General Inc. "A"                         20,721     1,053,663
MONY Group Inc. (The)                          42,599     1,050,917
Interstate Bakeries Corp.                      39,236     1,042,501
Rayonier Inc.                                  24,787     1,038,823
WGL Holdings Inc.                              43,344     1,036,355
Crompton Corp.                                101,382     1,018,889
ONEOK Inc.                                     53,909     1,018,880
Lam Research Corp./1/                         113,732     1,012,215
Precision Castparts Corp.                      46,600     1,010,288
Sybase Inc./1/                                 86,705     1,007,512
AmerUs Group Co.                               35,463     1,005,731
National Instruments Corp./1/                  45,944     1,005,714

Schedules of Investments                                                      29
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2002

Security                                                   Shares         Value
-------------------------------------------------------------------------------
WPS Resources Corp.                                        28,320  $  1,003,661
Henry (Jack) & Associates Inc.                             80,745     1,003,660
Carlisle Companies Inc.                                    27,141       995,532
Storage Technology Corp./1/                                94,599       994,235
York International Corp.                                   35,131       990,694
DQE Inc.                                                   65,814       987,210
Fairchild Semiconductor International Corp. "A"/1/        104,065       985,496
Kennametal Inc.                                            30,669       985,088
IndyMac Bancorp Inc./1/                                    51,118       985,044
Harsco Corp.                                               36,059       980,444
FMC Technologies Inc./1/                                   58,428       979,253
Advanced Fibre Communications Inc./1/                      73,631       977,083
Integrated Device Technology Inc./1/                       92,274       963,341
Claire's Stores Inc.                                       43,424       946,643
Albemarle Corp.                                            37,203       940,864
Western Gas Resources Inc.                                 29,438       919,938
RF Micro Devices Inc./1/                                  149,957       899,742
Emmis Communications Corp./1/                              47,245       897,655
Sensient Technologies Corp.                                42,278       893,334
International Rectifier Corp./1/                           56,768       886,716
Imation Corp./1/                                           31,249       885,284
Copart Inc./1/                                             81,281       881,899
Ohio Casualty Corp./1/                                     53,981       878,811
GATX Corp.                                                 43,556       862,409
AMETEK Inc.                                                29,446       857,468
Grant Prideco Inc./1/                                      99,300       848,022
Varian Inc./1/                                             30,206       833,988
Airgas Inc./1/                                             63,353       831,825
Greater Bay Bancorp                                        45,613       829,700
Ferro Corp.                                                35,874       828,689
Olin Corp.                                                 50,249       823,079
Hunt (J.B.) Transport Services Inc./1/                     34,749       818,339
Universal Corp.                                            23,323       817,938
IDACORP Inc.                                               33,523       815,615
Alexander & Baldwin Inc.                                   36,643       815,307
Cree Inc./1/                                               64,929       811,612
FMC Corp./1/                                               31,256       807,030
SanDisk Corp./1/                                           61,278       803,355
Cabot Microelectronics Corp./1/                            21,571       803,304
Banta Corp.                                                22,475       797,862
CheckFree Corp./1/                                         69,669       792,833
Longs Drug Stores Corp.                                    34,129       788,039
American Eagle Outfitters Inc./1/                          64,366       776,254
Arch Coal Inc.                                             46,730       773,381
Cytec Industries Inc./1/                                   35,192       772,464
Bob Evans Farms Inc.                                       31,648       750,058
Federal Signal Corp.                                       40,394       744,057
PacifiCare Health Systems Inc. "A"/1/                      31,591       729,436
Potlatch Corp.                                             25,367       727,526
Cypress Semiconductor Corp./1/                            109,631       719,179
Nordson Corp.                                              29,901       709,850
Callaway Golf Co.                                          67,891       706,066
AK Steel Holding Corp./1/                                  96,303       703,975
Tecumseh Products Co. "A"                                  16,475       691,291
PNM Resources Inc.                                         34,880       690,624
Perrigo Co./1/                                             64,677       687,517
Kelly Services Inc. "A"                                    31,681       686,527
Trinity Industries Inc.                                    40,984       674,597
Fuller (H.B.) Co.                                          25,263       671,996
Silicon Valley Bancshares/1/                               39,651       671,291
ICN Pharmaceuticals Inc.                                   73,825       668,854
Plantronics Inc./1/                                        40,972       667,844
Minerals Technologies Inc.                                 17,946       665,258
Titan Corp. (The)/1/                                       69,270       664,992
Aquila Inc.                                               160,438       657,796
Protein Design Labs Inc./1/                                79,240       657,692
KEMET Corp./1/                                             76,673       655,554
Wallace Computer Services Inc.                             37,000       653,050
Westar Energy Inc.                                         63,940       643,236
Semtech Corp./1/                                           65,185       632,295
Ruddick Corp.                                              41,402       628,896
Black Hills Corp.                                          23,915       626,334
Lattice Semiconductor Corp./1/                             97,901       608,944
Granite Construction Inc.                                  36,883       607,832
Polycom Inc./1/                                            89,099       604,982
Gartner Inc. "B"/1/                                        73,957       591,656
United Rentals Inc./1/                                     68,325       576,663
Modine Manufacturing Co.                                   29,903       568,755
Allmerica Financial Corp.                                  47,341       568,092
Cleco Corp.                                                41,742       562,265
Macrovision Corp./1/                                       45,603       557,725
Sierra Pacific Resources                                   91,135       555,924
Price Communications Corp./1/                              48,666       549,926
McDATA Corp. "A"/1/                                       101,200       549,516
Albany International Corp. "A"                             28,687       544,479

30                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P MIDCAP 400 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Kaydon Corp.                                   27,044  $    541,962
Avocent Corp./1/                               40,137       537,033
Horace Mann Educators Corp.                    36,432       535,550
Internet Security Systems Inc./1/              43,114       531,164
MPS Group Inc./1/                              90,940       527,452
ADTRAN Inc./1/                                 33,770       526,812
Rollins Inc.                                   26,967       523,160
Bandag Inc.                                    17,109       521,824
Micrel Inc./1/                                 82,788       509,974
Papa John's International Inc./1/              17,401       506,891
CSG Systems International Inc./1/              46,005       501,454
Flowserve Corp./1/                             49,259       492,590
Airborne Inc.                                  43,167       489,514
Sylvan Learning Systems Inc./1/                35,762       489,224
Solutia Inc.                                   93,610       488,644
Hanover Compressor Co./1/                      58,629       486,621
Sequa Corp. "A"/1/                              9,309       484,999
EGL Inc./1/                                    43,458       478,473
Overseas Shipholding Group Inc.                30,737       469,661
Credence Systems Corp./1/                      54,012       467,744
Keane Inc./1/                                  67,509       455,686
Schulman (A.) Inc.                             26,095       452,226
Glatfelter Co.                                 38,665       446,581
Atmel Corp./1/                                417,044       442,067
VISX Inc./1/                                   47,635       439,671
Wausau-Mosinee Paper Corp.                     45,977       423,448
Alaska Air Group Inc./1/                       23,685       419,224
FEI Co./1/                                     28,914       417,807
TriQuint Semiconductor Inc./1/                117,325       414,157
Ascential Software Corp./1/                   221,684       411,889
Macromedia Inc./1/                             53,060       410,154
Sepracor Inc./1/                               74,924       392,602
Dycom Industries Inc./1/                       42,744       391,535
Broadwing Inc./1/                             195,428       386,947
Sotheby's Holdings Inc. "A"/1/                 54,889       384,223
Newport Corp./1/                               33,910       382,505
CommScope Inc./1/                              55,145       373,883
GrafTech International Ltd./1/                 49,919       361,913
Plexus Corp./1/                                37,445       346,366
Advent Software Inc./1/                        29,236       334,752
Longview Fibre Co.                             45,603       316,485
Quantum Corp./1/                              139,489       308,271
Unifi Inc./1/                                  48,071       301,405
Six Flags Inc./1/                              82,549       290,572
Mentor Graphics Corp./1/                       58,434       285,158
Legato Systems Inc./1/                        101,550       280,075
Incyte Genomics Inc./1/                        60,045       278,609
InFocus Corp./1/                               35,128       267,675
Korn/Ferry International/1/                    33,787       264,890
NCO Group Inc./1/                              23,162       263,815
Carpenter Technology Corp.                     19,876       258,388
Stewart & Stevenson Services Inc.              25,395       248,693
Wind River Systems Inc./1/                     70,464       226,894
LTX Corp./1/                                   43,554       198,606
Powerwave Technologies Inc./1/                 58,380       197,908
Transaction Systems Architects Inc. "A"/1/     31,556       195,647
Cirrus Logic Inc./1/                           73,548       187,547
RSA Security Inc./1/                           50,522       169,754
Retek Inc./1/                                  46,634       167,882
Sykes Enterprises Inc./1/                      36,077       151,884
Metris Companies Inc.                          51,732       119,501
Quanta Services Inc./1/                        54,418       113,189
Atlas Air Worldwide Holdings Inc./1/           34,201        82,424
MIPS Technologies Inc. "B"/1/                  35,022        42,727
TOTAL COMMON STOCKS
  (Cost: $733,591,416)                                  593,960,650

SHORT TERM INSTRUMENTS - 8.71%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     47,691,409    47,691,409
Dreyfus Money Market Fund                   2,398,760     2,398,760
Goldman Sachs Financial Square Prime
  Obligation Fund                             710,869       710,869
Providian Temp Cash Money Market Fund         978,140       978,140
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $51,779,178)                                    51,779,178

TOTAL INVESTMENTS IN SECURITIES - 108.65%
  (Cost $785,370,594)                                   645,739,828
OTHER ASSETS, LESS LIABILITIES - (8.65%)                (51,394,280)
                                                       ------------
NET ASSETS - 100.00%                                   $594,345,548
                                                       ============

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      31

Schedule of Investments (Unaudited)

iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS - 99.98%
Gilead Sciences Inc./1/                       157,861  $  5,293,079
IDEC Pharmaceuticals Corp./1/                 123,071     5,109,908
Washington Post Company (The) "B"               7,659     4,970,691
Quest Diagnostics Inc./1/                      78,540     4,832,566
Affiliated Computer Services
  Inc. "A"/1/                                 106,282     4,522,299
L-3 Communications Holdings Inc./1/            75,716     3,990,233
Symantec Corp./1/                             116,954     3,937,841
Weatherford International Ltd./1/             104,865     3,894,686
Express Scripts Inc. "A"/1/                    63,438     3,458,640
GreenPoint Financial Corp.                     80,009     3,339,576
Microchip Technology Inc./1/                  162,734     3,327,910
SPX Corp./1/                                   32,967     3,326,370
Mylan Laboratories Inc.                       101,024     3,307,526
Westwood One Inc./1/                           86,182     3,081,007
Murphy Oil Corp.                               36,950     3,032,487
ENSCO International Inc.                      119,891     3,002,071
CDW Computer Centers Inc./1/                   67,877     2,875,270
DST Systems Inc./1/                            96,615     2,847,244
Patterson Dental Co./1/                        54,943     2,811,983
Oxford Health Plans Inc./1/                    70,989     2,764,312
Hillenbrand Industries Inc.                    49,762     2,702,077
Lincare Holdings Inc./1/                       85,717     2,660,656
McCormick & Co. Inc.                          112,689     2,569,309
TCF Financial Corp.                            60,301     2,552,541
DENTSPLY International Inc.                    63,107     2,535,008
Universal Health Services Inc. "B"/1/          48,270     2,469,011
ChoicePoint Inc./1/                            69,070     2,461,655
Hormel Foods Corp.                            111,885     2,448,044
Michaels Stores Inc./1/                        53,461     2,443,168
New York Community Bancorp Inc.                86,603     2,439,607
Smith International Inc./1/                    81,655     2,393,308
Varian Medical Systems Inc./1/                 54,825     2,356,927
Synopsys Inc./1/                               61,486     2,345,691
Expeditors International Washington Inc.       83,833     2,342,294
Ross Stores Inc.                               63,372     2,258,578
Commerce Bancorp Inc.                          54,219     2,250,631
Legg Mason Inc.                                52,300     2,225,888
First Health Group Corp./1/                    81,669     2,214,863
Williams-Sonoma Inc./1/                        92,734     2,191,304
Barr Laboratories Inc./1/                      35,134     2,188,497
Cadence Design Systems Inc./1/                214,011     2,176,492
Health Net Inc./1/                            100,964     2,165,678
Energizer Holdings Inc./1/                     71,061     2,160,254
SEI Investment Co.                             87,275     2,084,127
Brinker International Inc./1/                  78,959     2,045,038
Dollar Tree Stores Inc./1/                     92,065     2,029,113
Dun & Bradstreet Corp./1/                      59,871     2,012,264
Whole Foods Market Inc./1/                     46,320     1,984,349
Dreyer's Grand Ice Cream Inc.                  28,026     1,957,896
PETsMART Inc./1/                              108,787     1,937,496
Fastenal Co.                                   61,145     1,930,959
Beckman Coulter Inc.                           49,852     1,929,272
IVAX Corp./1/                                 156,997     1,926,353
Diebold Inc.                                   58,074     1,911,796
Entercom Communications Corp./1/               40,175     1,903,090
Henry Schein Inc./1/                           35,356     1,865,029
CH Robinson Worldwide Inc.                     68,202     1,835,316
Coach Inc./1/                                  71,474     1,829,734
Cooper Cameron Corp./1/                        43,728     1,826,081
Manpower Inc.                                  61,687     1,809,897
Gallagher (Arthur J.) & Co.                    71,154     1,753,946
Equitable Resources Inc.                       50,055     1,729,400
Ceridian Corp./1/                             119,634     1,704,784
International Speedway Corp. "A"               42,849     1,702,391
Outback Steakhouse Inc./1/                     61,837     1,699,281
DPL Inc.                                      101,942     1,676,946
Gentex Corp./1/                                61,065     1,660,357
Sonoco Products Co.                            77,738     1,656,597
Dial Corp. (The)                               76,485     1,641,368
Patterson-UTI Energy Inc./1/                   63,591     1,622,206
Apogent Technologies Inc./1/                   86,191     1,608,324
BISYS Group Inc. (The)/1/                      96,206     1,607,602
Abercrombie & Fitch Co. "A"/1/                 79,830     1,570,256
Eaton Vance Corp.                              56,010     1,548,116
Lyondell Chemical Co.                         128,768     1,537,490
Wilmington Trust Corp.                         52,914     1,530,273

32                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                           Shares         Value
-----------------------------------------------------------------------
Neuberger Berman Inc.                              56,403  $  1,520,061
Valassis Communications Inc./1/                    42,999     1,507,975
Valspar Corp. (The)                                40,338     1,504,607
Viad Corp.                                         71,912     1,469,162
Smucker (J.M.) Co. (The)                           39,942     1,465,871
Teleflex Inc.                                      31,657     1,442,926
Pier 1 Imports Inc.                                75,412     1,438,107
Intersil Corp. "A"/1/                             109,907     1,424,395
SICOR Inc./1/                                      93,595     1,423,580
Charles River Laboratories International Inc./1/   36,117     1,417,592
Investors Financial Services Corp.                 52,000     1,407,640
Scholastic Corp./1/                                31,465     1,405,856
Hubbell Inc. "B"                                   47,647     1,385,098
Steris Corp./1/                                    55,592     1,384,797
Harte-Hanks Inc.                                   74,226     1,381,346
Krispy Kreme Doughnuts Inc./1/                     43,869     1,371,345
Jacobs Engineering Group Inc./1/                   43,818     1,353,100
Network Associates Inc./1/                        125,571     1,334,820
Activision Inc./1/                                 53,811     1,287,697
Reynolds & Reynolds Co. (The) "A"                  56,015     1,256,977
Readers Digest Association Inc.
  (The) "A"                                        80,299     1,256,679
Education Management Corp./1/                      28,179     1,247,484
Lancaster Colony Corp.                             29,494     1,242,287
Tootsie Roll Industries Inc.                       41,649     1,237,808
Catalina Marketing Corp./1/                        44,073     1,237,570
Edwards Lifesciences Corp./1/                      48,175     1,232,798
Donaldson Co. Inc.                                 35,557     1,220,672
Cheesecake Factory (The)/1/                        40,837     1,218,168
Roslyn Bancorp Inc.                                67,597     1,176,864
99 Cents Only Stores/1/                            56,500     1,169,550
GTECH Holdings Corp./1/                            46,262     1,148,223
Waddell & Reed Financial Inc. "A"                  64,708     1,142,743
Investment Technology Group Inc./1/                38,849     1,136,722
Vertex Pharmaceuticals Inc./1/                     61,232     1,132,180
Certegy Inc./1/                                    55,876     1,123,108
IMC Global Inc.                                    92,730     1,117,397
BJ's Wholesale Club Inc./1/                        57,376     1,090,718
Westamerica Bancorp                                27,043     1,089,292
Herman Miller Inc.                                 61,271     1,088,173
Church & Dwight Co. Inc.                           32,102     1,064,181
Cytyc Corp./1/                                     98,981     1,061,076
DeVry Inc./1/                                      56,276     1,047,859
Blyth Inc.                                         37,364     1,042,456
Apria Healthcare Group Inc./1/                     44,039     1,037,559
Acxiom Corp./1/                                    70,939     1,005,915
LifePoint Hospitals Inc./1/                        31,770       990,843
Timberland Co. "A"/1/                              30,279       959,239
Covance Inc./1/                                    48,815       955,310
Lam Research Corp./1/                             102,681       913,861
National Instruments Corp./1/                      41,566       909,880
Henry (Jack) & Associates Inc.                     72,902       906,172
Fairchild Semiconductor International
  Corp. "A"/1/                                     94,247       892,519
FMC Technologies Inc./1/                           52,720       883,587
RF Micro Devices Inc./1/                          135,794       814,764
International Rectifier Corp./1/                   51,215       799,978
Copart Inc./1/                                     73,351       795,858
AMETEK Inc.                                        26,573       773,806
Grant Prideco Inc./1/                              89,600       765,184
Varian Inc./1/                                     27,363       755,492
Greater Bay Bancorp                                41,302       751,283
Ferro Corp.                                        32,489       750,496
Cabot Microelectronics Corp./1/                    19,584       729,308
FMC Corp./1/                                       28,232       728,950
American Eagle Outfitters Inc./1/                  58,139       701,156
Federal Signal Corp.                               36,530       672,883
Cypress Semiconductor Corp./1/                     99,140       650,358
Nordson Corp.                                      26,982       640,553
Plantronics Inc./1/                                37,136       605,317
Semtech Corp./1/                                   58,835       570,700
Gartner Inc. "B"/1/                                67,010       536,080
Price Communications Corp./1/                      44,038       497,629
Rollins Inc.                                       24,351       472,409
Micrel Inc./1/                                     74,926       461,544
Papa John's International Inc./1/                  15,797       460,167
CSG Systems International Inc./1/                  41,679       454,301
Flowserve Corp./1/                                 44,473       444,730
Solutia Inc.                                       84,459       440,876
VISX Inc./1/                                       43,325       399,890

Schedules of Investments                                                      33
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
FEI Co./1/                                     26,120  $    377,434
Macromedia Inc./1/                             48,111       371,898
Sepracor Inc./1/                               67,684       354,664
Sotheby's Holdings Inc. "A"/1/                 49,515       346,605
GrafTech International Ltd./1/                 45,058       326,670
Advent Software Inc./1/                        26,494       303,356
Mentor Graphics Corp./1/                       53,022       258,747
Retek Inc./1/                                  42,203       151,931

TOTAL COMMON STOCKS
  (Cost: $334,741,063)                                  269,671,189

SHORT TERM INSTRUMENTS - 9.17%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     20,419,789    20,419,789
Dreyfus Money Market Fund                   1,148,889     1,148,889
Goldman Sachs Financial Square Prime
  Obligation Fund                             656,182       656,182
Providian Temp Cash Money Market Fund       2,523,333     2,523,333

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $24,748,193)                                    24,748,193

TOTAL INVESTMENTS IN SECURITIES - 109.15%
  (Cost $359,489,256)                                   294,419,382

Other Assets, Less Liabilities - (9.15%)                (24,686,334)
                                                       ------------
NET ASSETS - 100.00%                                   $269,733,048
                                                       ============
/1/  Non-income earning securities.

See notes to financial statements.

34                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS - 99.92%
M&T Bank Corp.                                148,228  $ 11,681,849
National Commerce Financial Corp.             332,693     8,333,960
American Water Works Inc.                     161,466     7,211,072
Golden State Bancorp Inc.                     221,573     7,161,239
Tyson Foods Inc. "A"                          569,685     6,625,437
Compass Bancshares Inc.                       207,740     6,126,253
Lennar Corp.                                  104,364     5,821,424
Dean Foods Co./1/                             145,841     5,801,555
Banknorth Group Inc.                          239,211     5,681,261
Ocean Energy Inc.                             283,754     5,660,892
Old Republic International Corp.              194,270     5,513,383
Sovereign Bancorp Inc.                        420,948     5,430,229
Mohawk Industries Inc./1/                     107,797     5,352,121
Pepco Holdings Inc.                           263,424     5,255,309
Hibernia Corp. "A"                            255,028     5,098,010
Radian Group Inc.                             152,969     4,995,968
Republic Services Inc. "A"/1/                 263,934     4,961,959
Telephone & Data Systems Inc.                  94,612     4,773,175
Energy East Corp.                             233,048     4,616,681
Triad Hospitals Inc./1/                       119,659     4,541,059
Pioneer Natural Resources Co./1/              187,247     4,540,740
Everest Re Group Ltd.                          82,697     4,536,757
Valero Energy Corp.                           170,658     4,517,317
Wisconsin Energy Corp.                        185,657     4,511,465
Fidelity National Financial Inc.              154,036     4,425,454
Lear Corp./1/                                 105,935     4,412,193
D.R. Horton Inc.                              236,262     4,399,198
SCANA Corp.                                   168,963     4,396,417
First Virginia Banks Inc.                     115,832     4,320,534
Mercantile Bankshares Corp.                   112,407     4,290,575
Millennium Pharmaceuticals Inc./1/            458,809     4,276,100
Edwards (A.G.) Inc.                           128,121     4,097,310
PMI Group Inc. (The)                          145,518     3,959,545
Belo (A.H.) Corp.                             180,936     3,958,880
Associated Bancorp                            121,902     3,867,950
Park Place Entertainment Corp./1/             486,449     3,867,270
City National Corp.                            80,653     3,772,141
Northeast Utilities                           220,260     3,722,394
Mandalay Resort Group/1/                      110,273     3,699,659
Harris Corp.                                  107,031     3,584,468
PepsiAmericas Inc.                            248,065     3,522,523
Astoria Financial Corp.                       142,951     3,488,004
Protective Life Corp.                         110,724     3,406,977
NSTAR                                          85,514     3,382,079
AdvancePCS/1/                                 149,038     3,357,826
Unitrin Inc.                                  109,357     3,357,260
Hospitality Properties Trust                  100,906     3,342,007
Constellation Brands Inc./1/                  144,071     3,328,040
Hispanic Broadcasting Corp./1/                175,283     3,269,028
Omnicare Inc.                                 151,898     3,208,086
Bowater Inc.                                   89,083     3,144,630
Noble Energy Inc.                              92,421     3,139,541
Bank of Hawaii Corp.                          109,800     3,063,420
Leucadia National Corp.                        89,254     3,034,636
Questar Corp.                                 131,935     3,013,395
ALLETE Inc.                                   137,404     2,967,926
Pentair Inc.                                   79,357     2,949,700
Packaging Corporation of America/1/           168,245     2,945,970
FirstMerit Corp.                              136,455     2,922,866
New Plan Excel Realty Trust                   156,218     2,880,660
Puget Energy Inc.                             141,117     2,880,198
Pennzoil-Quaker State Co.                     130,126     2,858,868
Alliant Energy Corp.                          146,615     2,822,339
Pride International Inc./1/                   214,762     2,791,906
AGCO Corp./1/                                 120,182     2,788,222
Smithfield Foods Inc./1/                      176,334     2,768,444
Helmerich & Payne Inc.                         80,589     2,758,561
Varco International Inc./1/                   155,950     2,638,674
Tidewater Inc.                                 97,632     2,635,088
MDU Resources Group Inc.                      115,222     2,630,518
Dole Food Co.                                  90,344     2,622,686
E*TRADE Group Inc./1/                         589,191     2,621,900
RPM International Inc.                        185,165     2,603,420
Webster Financial Corp.                        77,318     2,596,338
National Fuel Gas Co.                         129,262     2,568,436
Martin Marietta Materials Inc.                 78,708     2,563,520
American Financial Group Inc.                 111,101     2,557,545
National-Oilwell Inc./1/                      130,608     2,531,183
Hawaiian Electric Industries Inc.              58,659     2,528,203
StanCorp Financial Group Inc.                  47,734     2,525,129
CNF Inc.                                       79,357     2,491,016
Clayton Homes Inc.                            222,049     2,438,098
Saks Inc./1/                                  229,933     2,421,194
HON Industries Inc.                            95,056     2,419,175
HCC Insurance Holdings Inc.                   100,467     2,412,213
Vectren Corp.                                 109,270     2,403,940
Tech Data Corp./1/                             90,990     2,402,136
Colonial BancGroup Inc. (The)                 189,382     2,348,337

Schedules of Investments                                                      35
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Lee Enterprises Inc.                           71,369  $  2,345,185
Lubrizol Corp.                                 82,922     2,344,205
Independence Community Bank Corp.              92,234     2,314,151
Barnes & Noble Inc./1/                        108,665     2,299,351
3Com Corp./1/                                 578,030     2,277,438
Vishay Intertechnology Inc./1/                257,320     2,264,416
Swift Transportation Co. Inc./1/              138,112     2,154,547
BorgWarner Inc.                                42,962     2,132,634
OGE Energy Corp.                              125,985     2,125,367
Borders Group Inc./1/                         131,769     2,081,950
Avnet Inc.                                    192,906     2,081,456
Furniture Brands International Inc./1/         90,671     2,080,899
Cabot Corp.                                    99,052     2,080,092
ArvinMeritor Inc.                             109,515     2,047,930
Arrow Electronics Inc./1/                     161,876     2,044,494
Neiman-Marcus Group Inc. "A"/1/                77,329     2,029,886
Superior Industries International Inc.         42,802     2,015,118
AGL Resources Inc.                             90,439     1,997,798
AmeriCredit Corp./1/                          245,555     1,981,629
Provident Financial Group Inc.                 78,540     1,970,569
Payless ShoeSource Inc./1/                     36,447     1,968,502
Pittston Brink's Group                         87,419     1,958,186
Forest Oil Corp./1/                            75,746     1,931,523
CBRL Group Inc.                                84,545     1,929,317
LaBranche & Co. Inc./1/                        95,109     1,925,957
Extended Stay America Inc./1/                 151,079     1,918,703
Great Plains Energy Inc.                       99,798     1,911,132
MONY Group Inc. (The)                          76,911     1,897,394
Media General Inc. "A"                         37,298     1,896,603
Interstate Bakeries Corp.                      70,946     1,885,035
Rayonier Inc.                                  44,769     1,876,269
WGL Holdings Inc.                              78,272     1,871,484
ONEOK Inc.                                     97,386     1,840,595
Crompton Corp.                                183,131     1,840,467
Precision Castparts Corp.                      84,281     1,827,212
Sybase Inc./1/                                156,437     1,817,798
AmerUs Group Co.                               63,991     1,814,785
WPS Resources Corp.                            51,106     1,811,197
Carlisle Companies Inc.                        48,970     1,796,220
Storage Technology Corp./1/                   170,722     1,794,288
York International Corp.                       63,586     1,793,125
DQE Inc.                                      119,365     1,790,475
Kennametal Inc.                                55,493     1,782,435
IndyMac Bancorp Inc./1/                        92,226     1,777,195
Harsco Corp.                                   65,244     1,773,984
Advanced Fibre Communications Inc./1/         133,130     1,766,635
Integrated Device Technology Inc./1/          166,497     1,738,229
Claire's Stores Inc.                           78,631     1,714,156
Albemarle Corp.                                67,153     1,698,299
Western Gas Resources Inc.                     53,128     1,660,250
Emmis Communications Corp./1/                  85,448     1,623,512
Sensient Technologies Corp.                    76,241     1,610,972
Imation Corp./1/                               56,415     1,598,237
Ohio Casualty Corp./1/                         97,681     1,590,247
GATX Corp.                                     78,831     1,560,854
Airgas Inc./1/                                114,775     1,506,996
Olin Corp.                                     91,204     1,493,922
Hunt (J.B.) Transport Services Inc./1/         63,178     1,487,842
Universal Corp.                                42,195     1,479,779
IDACORP Inc.                                   60,731     1,477,585
Alexander & Baldwin Inc.                       66,262     1,474,329
Cree Inc./1/                                  117,105     1,463,812
SanDisk Corp./1/                              110,781     1,452,339
Banta Corp.                                    40,698     1,444,779
CheckFree Corp./1/                            125,695     1,430,409
Longs Drug Stores Corp.                        61,679     1,424,168
Arch Coal Inc.                                 84,328     1,395,628
Cytec Industries Inc./1/                       63,510     1,394,045
Bob Evans Farms Inc.                           57,304     1,358,105
PacifiCare Health Systems Inc. "A"/1/          57,183     1,320,355
Potlatch Corp.                                 45,891     1,316,154
Callaway Golf Co.                             122,445     1,273,428
AK Steel Holding Corp./1/                     173,764     1,270,215
Tecumseh Products Co. "A"                      29,787     1,249,863
PNM Resources Inc.                             62,989     1,247,182
Perrigo Co./1/                                116,705     1,240,574
Kelly Services Inc. "A"                        57,173     1,238,939
Trinity Industries Inc.                        73,944     1,217,118
Fuller (H.B.) Co.                              45,687     1,215,274
Silicon Valley Bancshares/1/                   71,585     1,211,934
ICN Pharmaceuticals Inc.                      133,238     1,207,136
Titan Corp. (The)/1/                          125,474     1,204,550
Minerals Technologies Inc.                     32,452     1,202,996
Protein Design Labs Inc./1/                   143,378     1,190,037
Aquila Inc.                                   290,127     1,189,521

36                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
September 30, 2002

Security                                     Shares         Value
-----------------------------------------------------------------
KEMET Corp./1/                              138,763  $  1,186,424
Wallace Computer Services Inc.               66,937     1,181,438
Westar Energy Inc.                          115,221     1,159,123
Ruddick Corp.                                74,804     1,136,273
Black Hills Corp.                            43,207     1,131,591
Granite Construction Inc.                    66,826     1,101,292
Lattice Semiconductor Corp./1/              176,642     1,098,713
Polycom Inc./1/                             160,674     1,090,976
United Rentals Inc./1/                      123,313     1,040,762
Modine Manufacturing Co.                     54,106     1,029,096
Allmerica Financial Corp.                    85,466     1,025,592
Cleco Corp.                                  75,691     1,019,558
Macrovision Corp./1/                         82,054     1,003,520
Sierra Pacific Resources                    164,393     1,002,797
McDATA Corp. "A"/1/                         182,557       991,285
Albany International Corp. "A"               51,992       986,808
Kaydon Corp.                                 49,016       982,281
Avocent Corp./1/                             72,426       969,060
Horace Mann Educators Corp.                  65,745       966,452
Internet Security Systems Inc./1/            77,899       959,716
MPS Group Inc./1/                           165,001       957,006
ADTRAN Inc./1/                               60,802       948,511
Bandag Inc.                                  30,756       938,058
Sylvan Learning Systems Inc./1/              64,864       887,340
Airborne Inc.                                77,876       883,114
Hanover Compressor Co./1/                   105,612       876,580
Sequa Corp. "A"/1/                           16,799       875,228
EGL Inc./1/                                  78,819       867,797
Overseas Shipholding Group Inc.              55,393       846,405
Credence Systems Corp./1/                    97,541       844,705
Keane Inc./1/                               121,538       820,382
Schulman (A.) Inc.                           47,276       819,293
Glatfelter Co.                               70,122       809,909
Atmel Corp./1/                              751,478       796,567
Wausau-Mosinee Paper Corp.                   82,923       763,721
Alaska Air Group Inc./1/                     42,680       755,436
TriQuint Semiconductor Inc./1/              212,409       749,804
Ascential Software Corp./1/                 399,038       741,413
Dycom Industries Inc./1/                     76,937       704,743
Broadwing Inc./1/                           351,944       696,849
Newport Corp./1/                             61,351       692,039
CommScope Inc./1/                            99,259       672,976
Plexus Corp./1/                              67,492       624,301
Longview Fibre Co.                           82,065       569,531
Quantum Corp./1/                            253,233       559,645
Unifi Inc./1/                                86,455       542,073
Six Flags Inc./1/                           148,446       522,530
Legato Systems Inc./1/                      184,483       508,804
Incyte Genomics Inc./1/                     108,203       502,062
InFocus Corp./1/                             63,138       481,112
Korn/Ferry International/1/                  60,735       476,162
NCO Group Inc./1/                            41,608       473,915
Carpenter Technology Corp.                   35,691       463,983
Stewart & Stevenson Services Inc.            45,614       446,698
Wind River Systems Inc./1/                  126,653       407,823
LTX Corp./1/                                 78,672       358,744
Powerwave Technologies Inc./1/              104,779       355,201
Transaction Systems Architects Inc. "A"/1/   56,715       351,633
Cirrus Logic Inc./1/                        133,532       340,507
RSA Security Inc./1/                         90,579       304,345
Sykes Enterprises Inc./1/                    64,678       272,294
Metris Companies Inc.                        92,369       213,372
Quanta Services Inc./1/                      97,040       201,843
Atlas Air Worldwide Holdings Inc./1/         60,413       145,595
MIPS Technologies Inc. "B"/1/                60,766        74,135

TOTAL COMMON STOCKS
  (Cost: $650,237,534)                                534,097,406

SHORT TERM INSTRUMENTS - 7.69%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                   34,774,078    34,774,078
Dreyfus Money Market Fund                 1,901,235     1,901,235
Goldman Sachs Financial Square Prime
  Obligation Fund                           923,759       923,759
Providian Temp Cash Money Market Fund     3,531,852     3,531,852

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $41,130,924)                                  41,130,924

TOTAL INVESTMENTS IN SECURITIES - 107.61%
  (Cost $691,368,458)                                 575,228,330

Other Assets, Less Liabilities - (7.61%)              (40,686,928)
                                                     ------------

NET ASSETS - 100.00%                                 $534,541,402
                                                     ============
/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      37

Schedule of Investments (Unaudited)

iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS - 99.93%
Alliant Techsystems Inc./1/                   126,179  $    8,737,896
XTO Energy Inc.                               411,596       8,482,994
NVR Inc./1/                                    25,162       7,544,322
Cephalon Inc./1/                              182,703       7,457,936
Pogo Producing Co.                            201,456       6,861,591
Coventry Health Care Inc./1/                  198,406       6,448,195
Cullen/Frost Bankers Inc.                     169,245       5,779,717
Mid Atlantic Medical Services Inc./1/         154,323       5,586,493
Harman International Industries Inc.          107,816       5,579,478
Fair Isaac and Co. Inc.                       169,127       5,530,453
Zebra Technologies Corp. "A"/1/               104,677       5,515,442
Corinthian Colleges Inc./1/                   142,356       5,372,515
Renal Care Group Inc./1/                      160,701       5,285,456
Toll Brothers Inc./1/                         235,210       5,113,465
Performance Food Group Co./1/                 148,616       5,046,999
O'Reilly Automotive Inc./1/                   175,725       5,029,250
Accredo Health Inc./1/                        103,799       4,949,136
Newfield Exploration Co./1/                   147,315       4,948,311
First American Corp.                          237,259       4,847,201
Polaris Industries Inc.                        76,548       4,745,976
Washington Federal Inc.                       210,482       4,696,906
Philadelphia Suburban Corp.                   227,985       4,628,096
Techne Corp./1/                               137,936       4,522,921
La-Z-Boy Inc.                                 193,416       4,487,251
Chico's FAS Inc./1/                           276,400       4,403,052
Raymond James Financial Inc.                  160,699       4,350,122
Diagnostic Products Corp.                      94,373       4,341,158
First Midwest Bancorp Inc.                    158,642       4,261,124
Whitney Holding Corp.                         132,236       4,219,651
Medicis Pharmaceutical Corp. "A"/1/           101,967       4,167,391
Ethan Allen Interiors Inc.                    128,533       4,159,328
Cerner Corp./1/                               117,554       4,139,076
Scotts Co. (The) "A"/1/                        98,459       4,104,756
United Bancshares Inc.                        140,918       4,088,031
Regis Corp.                                   143,633       4,063,378
Applebee's International Inc.                 185,326       4,062,346
Southwest Bancorp of Texas Inc./1/            111,339       4,053,853
Hilb Rogal & Hamilton Co.                      97,114       4,005,953
OM Group Inc.                                  93,515       4,002,442
Hudson United Bancorp                         149,826       3,985,372
Ruby Tuesday Inc.                             211,655       3,974,881
Graco Inc.                                    157,699       3,910,935
Werner Enterprises Inc.                       211,721       3,891,432
Piedmont Natural Gas Co.                      108,433       3,846,119
Shurgard Storage Centers Inc. "A"             118,653       3,751,808
Priority Healthcare Corp. "B"/1/              145,995       3,679,074
Take-Two Interactive Software Inc./1/         126,749       3,675,721
Community First Bankshares Inc.               131,223       3,658,497
Roper Industries Inc.                         103,606       3,574,407
Pharmaceutical Product Development Inc./1/    183,198       3,543,049
Respironics Inc./1/                           109,936       3,519,051
Invacare Corp.                                102,692       3,517,201
Staten Island Bancorp Inc.                    200,468       3,488,143
IDEXX Laboratories Inc./1/                    110,465       3,418,671
Zale Corp./1/                                 113,257       3,415,831
Jeffries Group Inc.                            89,007       3,396,507
Corn Products International Inc.              118,019       3,393,046
AnnTaylor Stores Corp./1/                     147,115       3,388,059
First Bancorp                                  88,232       3,363,404
CACI International Inc. "A"/1/                 94,383       3,345,877
Timken Co. (The)                              199,662       3,344,339
Arbitron Inc./1/                               97,482       3,324,136
UGI Corp.                                      91,376       3,321,518
Thor Industries Inc.                           94,287       3,277,416
Commercial Federal Corp.                      150,218       3,270,246
Ryland Group Inc.                              87,325       3,245,870
Downey Financial Corp.                         93,733       3,210,355
AptarGroup Inc.                               119,273       3,204,866
Waste Connections Inc./1/                      91,886       3,196,714
Cambrex Corp.                                  86,193       3,171,902
Chittenden Corp.                              106,973       3,166,401
Oshkosh Truck Corp.                            56,082       3,163,025
CEC Entertainment Inc./1/                      91,874       3,133,822
M.D.C. Holdings Inc.                           88,530       3,125,109
Global Payments Inc.                          121,994       3,123,046
Heartland Express Inc./1/                     166,009       3,111,009
South Financial Group Inc. (The)              146,238       3,084,159

38                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2002

Security                                      Shares           Value
---------------------------------------------------------------------
Sonic Corp./1/                                133,505  $    3,083,966
Idex Corp.                                    107,616       3,072,437
ResMed Inc./1/                                107,221       3,066,521
Fossil Inc./1/                                152,604       3,059,710
Essex Property Trust Inc.                      60,536       2,992,900
Tom Brown Inc./1/                             130,205       2,981,695
FactSet Research Systems Inc.                 111,599       2,962,953
Jack in the Box Inc./1/                       129,849       2,960,557
Atmos Energy Corp.                            137,123       2,948,145
New Jersey Resources Corp.                     89,302       2,938,036
Mueller Industries Inc./1/                    113,310       2,934,729
Energen Corp.                                 114,216       2,890,807
Florida Rock Industries Inc.                   94,449       2,886,361
United Stationers Inc./1/                     109,548       2,881,112
ITT Educational Services Inc./1/              152,255       2,857,826
NBTY Inc./1/                                  219,780       2,852,744
Stone Energy Corp./1/                          87,440       2,841,800
Yellow Corp./1/                                96,241       2,839,879
Susquehanna Bancshares Inc.                   130,747       2,830,673
Unit Corp./1/                                 143,526       2,748,523
Province Healthcare Co./1/                    160,247       2,748,236
SEACOR SMIT Inc./1/                            67,022       2,747,232
THQ Inc./1/                                   130,940       2,723,552
Briggs & Stratton Corp.                        71,808       2,695,672
Syncor International Corp./1/                  83,890       2,693,708
Smith (A.O.) Corp. "B"                         94,579       2,687,935
Colonial Properties Trust                      74,232       2,685,714
Linens `N Things Inc./1/                      146,019       2,682,369
Burlington Coat Factory Warehouse Corp.       147,579       2,656,422
Cooper Companies Inc.                          50,541       2,653,403
East West Bancorp Inc.                         78,364       2,645,569
Landstar System Inc./1/                        53,933       2,644,065
PRG-Schultz International Inc./1/             213,279       2,640,394
Harland (John H.) Co.                          97,169       2,638,138
Pediatrix Medical Group Inc./1/                84,866       2,629,997
Too Inc./1/                                   112,508       2,619,186
PolyOne Corp.                                 302,754       2,600,657
Patina Oil & Gas Corp.                         90,942       2,591,847
Panera Bread Co. "A"/1/                        95,798       2,586,546
UICI/1/                                       157,998       2,569,047
Evergreen Resources Inc./1/                    62,648       2,567,315
USFreightways Corp.                            89,221       2,558,858
UCBH Holdings Inc.                             65,074       2,556,757
CH Energy Group Inc.                           54,356       2,550,927
Anixter International Inc./1/                 123,810       2,550,486
Simpson Manufacturing Co. Inc./1/              80,945       2,540,864
TrustCo Bank Corp. NY                         239,941       2,538,096
CLARCOR Inc.                                   82,467       2,531,737
Fred's Inc.                                    84,361       2,518,851
Lennox International Inc.                     190,158       2,515,790
Standard-Pacific Corp.                        107,097       2,503,928
SkyWest Inc.                                  189,718       2,485,306
CAL Dive International Inc./1/                123,038       2,481,307
Delphi Financial Group Inc. "A"                68,066       2,478,964
Northwest Natural Gas Co.                      84,375       2,477,250
Kansas City Southern Industries Inc./1/       199,478       2,473,527
Mentor Corp.                                   77,252       2,462,794
US Oncology Inc./1/                           303,651       2,462,610
Winnebago Industries Inc.                      62,293       2,462,442
Brady Corp. "A"                                76,421       2,460,756
EMCOR Group Inc./1/                            49,339       2,452,148
Georgia Gulf Corp.                            106,374       2,432,773
Southwest Gas Corp.                           109,015       2,425,584
Central Parking Corp.                         119,353       2,403,769
P.F. Chang's China Bistro Inc./1/              82,242       2,387,485
Delta & Pine Land Co.                         127,213       2,383,972
Manitowoc Co. Inc. (The)                       87,036       2,380,435
MAF Bancorp Inc.                               76,800       2,373,120
Arkansas Best Corp./1/                         82,375       2,363,421
Roadway Corp.                                  64,328       2,359,551
G&K Services Inc. "A"                          68,731       2,326,544
Hughes Supply Inc.                             79,209       2,308,150
Capital Automotive                             92,084       2,300,258
Reliance Steel & Aluminum Co.                 105,233       2,299,341
ABM Industries Inc.                           162,994       2,298,215
Toro Co.                                       40,490       2,277,563
Cabot Oil & Gas Corp. "A"                     105,672       2,271,948
Vintage Petroleum Inc.                        209,700       2,264,760
Standard Register Co. (The)                    92,890       2,229,360
Pacific Sunwear of California Inc./1/         109,003       2,219,301
St. Mary Land & Exploration Co.                92,379       2,207,858

Schedules of Investments                                                      39
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2002

Security                                               Shares           Value
-----------------------------------------------------------------------------
Argosy Gaming Co./1/                                   95,767  $    2,198,810
Black Box Corp./1/                                     66,155       2,196,346
Watson Wyatt & Co. Holdings/1/                        109,658       2,193,160
Kroll Inc./1/                                         110,583       2,192,861
Kilroy Realty Corp.                                    92,194       2,185,920
American Financial Holdings Inc.                       70,921       2,156,708
SCP Pool Corp./1/                                      78,658       2,156,016
Baldor Electric Co.                                   112,835       2,155,149
MacDermid Inc.                                        107,071       2,136,066
Tredegar Corp.                                        127,242       2,131,304
American Italian Pasta Co. "A"/1/                      59,596       2,126,981
Christopher & Banks Corp./1/                           84,578       2,124,599
Ralcorp Holdings Inc./1/                               99,423       2,114,727
Philadelphia Consolidated Holding Corp./1/             71,630       2,113,085
ADVO Inc./1/                                           66,448       2,109,724
Pinnacle Systems Inc./1/                              194,958       2,105,546
Pep Boys-Manny, Moe & Jack Inc.                       170,751       2,091,700
Landry's Restaurants Inc.                              92,483       2,089,191
Cymer Inc./1/                                         112,072       2,089,022
Oceaneering International Inc./1/                      81,624       2,077,331
DRS Technologies Inc./1/                               55,688       2,072,707
Men's Wearhouse Inc. (The)/1/                         140,423       2,064,218
Southern Union Co./1/                                 182,618       2,063,585
Steel Dynamics Inc./1/                                157,320       2,059,319
Skyworks Solutions Inc./1/                            453,357       2,053,707
AmSurg Corp./1/                                        67,807       2,045,737
Plains Resource Inc./1/                                79,211       2,042,060
Cognex Corp./1/                                       146,709       2,040,722
Russ Berrie & Co. Inc.                                 67,807       2,034,888
Hyperion Solutions Corp./1/                           110,628       2,030,024
Wolverine World Wide Inc.                             135,262       2,028,930
Curtiss Wright Corp.                                   33,713       2,015,700
LandAmerica Financial Group Inc.                       61,276       2,015,368
Technitrol Inc.                                       133,006       1,988,440
Engineered Support Systems Inc.                        34,687       1,978,546
El Paso Electric Co./1/                               166,140       1,973,743
Regeneron Pharmaceuticals Inc./1/                     146,170       1,973,295
Shaw Group Inc. (The)/1/                              138,852       1,971,698
Haemonetics Corp./1/                                   82,615       1,960,454
Flir Systems Inc./1/                                   55,651       1,947,229
Teledyne Technologies Inc./1/                         106,209       1,928,755
DIANON Systems Inc./1/                                 40,712       1,926,085
Cost Plus Inc./1/                                      71,678       1,924,554
Kellwood Co.                                           84,033       1,920,994
Paxar Corp./1/                                        131,885       1,917,608
Monaco Coach Corp./1/                                  95,525       1,913,366
CONMED Corp./1/                                        94,853       1,911,288
Casey's General Store Inc.                            164,764       1,903,024
Sterling Bancshares Inc.                              145,423       1,900,679
Selective Insurance Group Inc.                         86,971       1,889,880
Financial Federal Corp./1/                             59,197       1,885,424
Quanex Corp.                                           54,059       1,875,847
Dress Barn Inc./1/                                    120,548       1,875,727
Hot Topic Inc./1/                                     104,000       1,875,120
Glenborough Realty Trust Inc.                          91,747       1,862,464
BARRA Inc./1/                                          67,616       1,847,269
Valmont Industries Inc.                                79,001       1,844,673
Dime Community Bancshares                              86,049       1,843,170
Analogic Corp.                                         43,869       1,837,672
Varian Semiconductor Equipment Associates Inc./1/     111,268       1,829,246
Orthodontic Centers of America Inc./1/                169,981       1,818,797
CARBO Ceramics Inc.                                    50,626       1,814,436
Kirby Corp./1/                                         79,799       1,805,053
SurModics Inc./1/                                      56,726       1,802,185
Dionex Corp./1/                                        70,116       1,792,165
Provident Bankshares Corp.                             82,776       1,786,306
Woodward Governor Co.                                  37,611       1,782,686
NDCHealth Corp.                                       114,393       1,778,811
Avista Corp.                                          158,593       1,776,242
American Management Systems Inc./1/                   138,983       1,769,254
RLI Corp.                                              32,922       1,766,265
Sybron Dental Specialties Inc./1/                     126,009       1,762,866
Quiksilver Inc./1/                                     78,001       1,762,043
Ryan's Family Steak Houses Inc./1/                    144,782       1,761,997
Jo-Ann Stores Inc./1/                                  62,661       1,757,014
Coherent Inc./1/                                       95,914       1,750,431
Rock-Tenn Co. "A"                                     113,076       1,743,632
Group 1 Automotive Inc./1/                             76,418       1,707,942

40                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Sierra Health Services Inc./1/               94,853  $    1,701,663
Rare Hospitality International Inc./1/       72,618       1,700,714
UIL Holdings Corp.                           47,958       1,700,111
UniSource Energy Corp.                      111,422       1,699,186
Mercury Computer Systems Inc./1/             71,879       1,696,344
CUNO Inc./1/                                 54,952       1,695,269
Texas Industries Inc.                        69,707       1,692,486
Benchmark Electronics Inc./1/                80,136       1,686,863
Acuity Brands Inc.                          137,259       1,682,795
Commercial Metals Co.                        93,820       1,681,254
ICU Medical Inc./1/                          45,970       1,678,824
IHOP Corp./1/                                69,374       1,671,913
Anchor BanCorp Wisconsin Inc.                82,746       1,671,469
CDI Corp./1/                                 63,778       1,667,795
Hain Celestial Group Inc./1/                112,513       1,648,315
Aaron Rents Inc. "B"                         71,488       1,644,224
URS Corp./1/                                 99,059       1,641,408
Zenith National Insurance Corp.              61,966       1,637,142
Inter-Tel Inc.                               80,375       1,635,631
Aztar Corp./1/                              123,802       1,635,424
Alpharma Inc. "A"                           170,071       1,632,682
Libbey Inc.                                  51,108       1,628,301
MAXIMUS Inc./1/                              72,209       1,617,482
Owens & Minor Inc.                          113,163       1,617,099
Sunrise Assisted Living Inc./1/              75,175       1,612,504
Kronos Inc./1/                               65,367       1,609,989
SERENA Software Inc./1/                     133,877       1,606,524
Cato Corp. "A"                               84,512       1,604,038
Massey Energy Co.                           248,602       1,603,483
Seacoast Financial Services Corp.            79,779       1,601,165
Russell Corp.                               106,565       1,597,409
Axcelis Technologies Inc./1/                325,037       1,586,181
INAMED Corp./1/                              68,915       1,585,045
Boston Private Financial Holdings Inc.       74,249       1,581,504
WD-40 Co.                                    54,167       1,565,426
Information Holdings Inc./1/                 72,293       1,565,143
Gymboree Corp./1/                            95,700       1,560,867
Adaptec Inc./1/                             351,906       1,551,905
Triarc Companies Inc./1/                     68,015       1,543,260
Insight Enterprises Inc./1/                 151,671       1,539,461
Lone Star Steakhouse & Saloon Inc.           72,711       1,526,204
Action Performance Companies Inc./1/         59,303       1,524,087
AmeriPath Inc./1/                           101,278       1,509,042
School Specialty Inc./1/                     60,066       1,502,251
Exar Corp./1/                               130,021       1,501,743
WMS Industries Inc./1/                      106,455       1,501,016
FirstFed Financial Corp./1/                  57,336       1,476,402
Triumph Group Inc./1/                        52,575       1,472,100
Tower Automotive Inc./1/                    218,522       1,464,097
EDO Corp.                                    65,228       1,461,759
Laclede Group Inc. (The)                     62,677       1,460,374
Armor Holdings Inc./1/                       97,352       1,459,306
United Natural Foods Inc./1/                 63,175       1,454,920
eFunds Corp./1/                             154,710       1,451,335
Watts Industries Inc. "A"                    88,160       1,445,824
Wellman Inc.                                105,824       1,444,498
Progress Software Corp./1/                  119,156       1,441,788
DSP Group Inc./1/                            89,734       1,441,038
GenCorp. Inc.                               143,171       1,438,869
OshKosh B'Gosh Inc. "A"                      41,873       1,438,756
ATMI Inc./1/                                101,494       1,431,065
Regal-Beloit Corp.                           83,013       1,420,352
Biosite Inc./1/                              48,817       1,415,205
Thomas Industries Inc.                       56,680       1,405,664
Tetra Tech Inc./1/                          175,718       1,403,987
Presidential Life Corp.                      97,464       1,403,482
Ionics Inc./1/                               58,205       1,385,861
Atlantic Coast Airlines Holdings Inc./1/    149,795       1,385,604
Spherion Corp./1/                           195,344       1,377,175
Coca-Cola Bottling Co. Consolidated          29,167       1,367,932
Hutchinson Technology Inc./1/                84,084       1,357,957
Electro Scientific Industries Inc./1/        91,288       1,353,801
Riggs National Corp.                         94,665       1,352,763
DuPont Photomasks Inc./1/                    59,348       1,351,947
MICROS Systems Inc./1/                       58,238       1,350,539
ChemFirst Inc.                               46,934       1,349,822
Enzo Biochem Inc./1/                         94,389       1,349,763
Atwood Oceanics Inc./1/                      45,927       1,343,365

Schedules of Investments                                                      41
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Hooper Holmes Inc.                            216,444  $    1,341,953
Viasys Healthcare Inc./1/                      86,514       1,332,316
Offshore Logistics Inc./1/                     73,974       1,328,573
Datascope Corp.                                49,043       1,327,104
Checkpoint Systems Inc./1/                    106,784       1,318,782
RehabCare Group Inc./1/                        56,980       1,317,947
American States Water Co.                      50,228       1,316,978
Arch Chemicals Inc.                            74,226       1,315,285
K-Swiss Inc. "A"                               61,328       1,310,579
Forward Air Corp./1/                           72,204       1,306,892
Manhattan Associates Inc./1/                   95,113       1,285,928
Pre-Paid Legal Services Inc./1/                64,601       1,284,268
Brooks-PRI Automation Inc./1/                 111,643       1,278,312
Marcus Corp.                                   97,372       1,275,573
Vital Sign Inc.                                42,861       1,273,400
Duane Reade Inc./1/                            79,242       1,267,872
Insituform Technologies Inc. "A"/1/            88,167       1,265,108
C&D Technologies Inc.                          86,230       1,264,132
Stewart Information Services Corp./1/          58,907       1,257,664
Watsco Inc.                                    87,758       1,254,939
Barnes Group Inc.                              62,431       1,254,239
CIBER Inc./1/                                 214,908       1,248,615
ShopKo Stores Inc./1/                          95,454       1,246,629
Myers Industries Inc.                          99,116       1,241,924
International Multifoods Corp./1/              63,266       1,240,014
Itron Inc./1/                                  67,182       1,235,477
Lance Inc.                                     96,407       1,229,189
Prime Hospitality Corp./1/                    149,749       1,227,942
Rogers Corp./1/                                52,492       1,225,688
FileNET Corp./1/                              118,216       1,223,536
Remington Oil & Gas Corp./1/                   86,104       1,214,066
Fremont General Corp.                         246,688       1,208,771
Maverick Tube Corp./1/                        134,534       1,193,317
SOURCECORP Inc./1/                             57,885       1,181,433
Griffon Corp./1/                              110,465       1,176,452
O'Charley's Inc./1/                            62,481       1,170,956
Verity Inc./1/                                117,393       1,168,060
Nautica Enterprises Inc./1/                   111,594       1,160,578
Phillips-Van Heusen Corp.                      91,697       1,155,382
Esterline Technologies Corp./1/                68,897       1,146,446
Power Integrations Inc./1/                     93,890       1,144,519
JLG Industries Inc.                           141,764       1,141,200
NUI Corp.                                      52,319       1,130,090
Lone Star Technologies Inc./1/                 94,699       1,122,183
Universal Forest Products Inc.                 59,500       1,119,790
Bowne & Co. Inc.                              111,206       1,112,060
Veritas DGC Inc./1/                           102,871       1,112,036
Belden Inc.                                    82,740       1,110,371
Jill /J./ Group Inc. (The)/1/                  63,632       1,108,469
Stride Rite Corp.                             139,325       1,102,061
ElkCorp                                        64,417       1,099,598
Shuffle Master Inc./1/                         59,083       1,099,535
Methode Electronics Inc. "A"                  119,599       1,097,919
SPS Technologies Inc./1/                       43,727       1,090,114
Sturm Ruger & Co. Inc.                         89,327       1,089,789
Park Electrochemical Corp.                     64,830       1,082,661
Imagistics International Inc./1/               62,378       1,082,258
Bally Total Fitness Holding Corp./1/          109,159       1,081,766
Applied Industrial Technologies Inc.           63,710       1,079,885
J&J Snack Foods Corp./1/                       29,272       1,078,673
Frontier Oil Corp.                             86,656       1,074,534
Great Atlantic & Pacific Tea Co./1/           127,366       1,067,327
PolyMedica Corp./1/                            40,169       1,061,265
Photronics Inc./1/                            105,112       1,057,427
First Republic Bank/1/                         48,569       1,056,376
Schweitzer-Mauduit International Inc.          49,396       1,054,605
Photon Dynamics Inc./1/                        56,385       1,050,453
Arctic Cat Inc.                                74,988       1,046,833
Brown Shoe Co. Inc.                            58,291       1,043,409
Veeco Instruments Inc./1/                      96,408       1,041,206
StarTek Inc./1/                                46,870       1,031,609
Apogee Enterprises Inc.                        94,077       1,029,202
Southwestern Energy Co./1/                     85,044       1,020,528
Hancock Fabrics Inc.                           62,557       1,010,296
Steak n Shake Company (The)/1/                 91,675       1,008,425
Vicor Corp./1/                                140,876       1,007,263
Aeroflex Inc./1/                              199,278       1,004,361
Chemed Corp.                                   32,554       1,001,687
Genesco Inc./1/                                72,557       1,001,287

42                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2002

Security                                         Shares           Value
-----------------------------------------------------------------------
Wet Seal Inc. "A"/1/                             99,904  $      999,040
4Kids Entertainment Inc./1/                      41,836         992,768
Dril-Quip Inc./1/                                57,411         967,375
Advanced Energy Industries Inc./1/              106,448         947,387
Tetra Technologies Inc./1/                       46,861         944,249
Lindsay Manufacturing Co.                        38,915         942,910
Intermagnetics General Corp./1/                  54,977         938,457
Trimble Navigation Ltd./1/                       94,207         932,649
Lawson Products Inc.                             31,976         932,100
Swift Energy Co./1/                              89,135         927,004
DIMON Inc.                                      148,215         924,862
Noven Pharmaceuticals Inc./1/                    74,768         915,160
New England Business Service Inc.                43,215         913,997
Heidrick & Struggles International Inc./1/       60,053         912,205
Kaman Corp. "A"                                  74,366         910,984
Advanced Medical Optics Inc./1/                  95,384         907,102
Cable Design Technologies Corp./1/              147,194         900,827
Avid Technology Inc./1/                          87,140         897,542
Haverty Furniture Companies Inc.                 71,715         896,438
ESS Technology Inc./1/                          145,458         894,567
Fleming Companies Inc.                          178,732         893,660
Prima Energy Corp./1/                            42,555         892,378
Children's Place Retail Stores Inc. (The)(1)     87,909         887,881
NorthWestern Corp.                               90,953         887,701
Advanced Marketing Services Inc.                 63,810         879,940
Deltic Timber Corp.                              39,555         869,419
Pegasus Solutions Inc./1/                        82,343         868,719
ArthroCare Corp./1/                              71,672         868,665
Caraustar Industries Inc.                        92,504         864,912
Robbins & Myers Inc.                             46,347         864,372
Jakks Pacific Inc./1/                            77,267         859,132
Stillwater Mining Co./1/                        143,154         858,924
Labor Ready Inc./1/                             135,804         858,281
Midway Games Inc./1/                            155,466         851,954
Buckeye Technologies Inc./1/                    115,548         849,278
Actel Corp./1/                                   81,193         844,407
ANSYS Inc./1/                                    48,767         840,255
Helix Technology Corp.                           86,691         836,568
Dendrite International Inc./1/                  132,488         835,999
Gardner Denver Inc./1/                           52,702         827,948
Standex International Corp.                      40,190         815,053
Sola International Inc./1/                       81,085         814,904
Cleveland-Cliffs Inc.                            33,782         812,457
Standard Microsystems Corp./1/                   53,145         812,109
Input Output Inc./1/                            169,218         810,554
Stein Mart Inc./1/                              138,107         806,545
Coachmen Industries Inc.                         53,458         802,405
Kopin Corp./1/                                  230,252         801,277
Fleetwood Enterprises Inc./1/                   116,971         788,385
MemberWorks Inc./1/                              44,680         778,326
Bel Fuse Inc. "B"                                36,240         777,348
Cohu Inc.                                        68,652         775,768
Systems & Computer Technology Corp./1/          110,518         773,626
Consolidated Graphics Inc./1/                    43,905         770,533
Volt Information Sciences Inc./1/                50,511         765,242
Pioneer-Standard Electronics Inc.               105,479         763,668
Key Productions Co. Inc./1/                      46,800         758,160
Skyline Corp.                                    27,846         757,133
Chesapeake Corp.                                 50,346         752,169
GBC Bancorp                                      38,290         743,592
On Assignment Inc./1/                            89,159         737,345
Radiant Systems Inc./1/                          91,611         732,888
Pericom Semiconductor Corp./1/                   84,592         729,183
TBC Corp./1/                                     70,130         727,248
RTI International Metals Inc./1/                 69,000         724,500
Cascade Natural Gas Corp.                        36,711         723,207
Planar Systems Inc./1/                           45,081         718,591
PAREXEL International Corp./1/                   83,085         706,223
Astec Industries Inc./1/                         65,270         703,611
SWS Group Inc.                                   57,191         700,590
Impath Inc./1/                                   54,078         698,147
Metro One Telecommunications Inc./1/             81,420         692,070
General Communication Inc. "A"/1/               183,806         691,111
MRO Software Inc./1/                             79,190         688,953
Central Vermont Public Service Corp.             38,668         681,717

Schedules of Investments                                                      43
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Interface Inc. "A"                            169,634  $      671,751
Cash America International Inc.                81,459         667,149
Pope & Talbot Inc.                             51,857         666,362
National Presto Industries Inc.                22,710         655,865
JDA Software Group Inc./1/                     92,851         649,029
SPSS Inc./1/                                   55,841         646,080
Keithley Instruments Inc.                      52,333         635,846
Trenwick Group Ltd.                           122,178         635,326
Pinnacle Entertainment Inc./1/                 86,074         628,340
Lydall Inc./1/                                 53,153         627,205
Hologic Inc./1/                                63,973         626,935
Phoenix Technologies Ltd./1/                   86,447         626,741
Nuevo Energy Co./1/                            56,705         618,085
Angelica Corp.                                 28,674         616,204
Insurance Auto Auctions Inc./1/                40,579         613,189
Mobile Mini Inc./1/                            47,287         612,367
TALX Corp.                                     46,226         608,796
Ultratech Stepper Inc./1/                      74,975         606,548
OMNOVA Solutions Inc./1/                      131,468         603,438
Ultimate Electronics Inc./1/                   47,313         603,241
Material Sciences Corp./1/                     48,990         596,208
Boston Communications Group Inc./1/            57,216         590,469
Quaker Chemical Corp.                          30,527         587,339
MGI Pharma Inc./1/                             83,238         582,666
Nature's Sunshine Products Inc.                53,148         575,593
Bio-Technology General Corp./1/               194,112         574,572
BE Aerospace Inc./1/                          116,186         553,045
Rudolph Technologies Inc./1/                   53,723         552,810
Oxford Industries Inc.                         24,960         546,624
Audiovox Corp. "A"/1/                          77,440         542,003
Viasat Inc./1/                                 85,964         541,573
Allen Telecom Inc./1/                         101,182         540,312
Steel Technologies Inc.                        31,777         538,938
Microsemi Corp./1/                             95,936         538,201
Nash Finch Co.                                 39,558         537,989
Bassett Furniture Industries Inc.              39,019         537,292
Ryerson Tull Inc.                              82,351         529,517
Bei Technologies Inc.                          47,848         526,328
Footstar Inc./1/                               66,770         520,806
X-Rite Inc.                                    67,046         518,266
AstroPower Inc./1/                             72,273         513,138
Goody's Family Clothing Inc./1/               107,916         509,364
CTS Corp.                                     110,708         509,257
Building Materials Holdings Corp./1/           43,316         506,797
Milacron Inc.                                 112,002         505,129
AAR Corp.                                     105,830         502,693
Kulicke & Soffa Industries Inc./1/            163,605         490,815
Frontier Airlines Inc./1/                      98,172         479,079
Alliance Semiconductor Corp./1/               125,923         478,507
Champion Enterprises Inc./1/                  161,862         475,874
Century Aluminum Co.                           68,303         475,389
Carreker Corp./1/                              76,866         471,189
K2 Inc./1/                                     59,603         470,864
Butler Manufacturing Co.                       20,940         452,304
Standard Motor Products Inc.                   41,620         449,912
Department 56 Inc./1/                          42,972         449,057
C-COR.net Corp./1/                            120,423         446,769
Theragenics Corp./1/                           98,786         434,658
Brush Engineered Materials Inc./1/             55,228         430,778
Supertex Inc./1/                               41,416         430,726
Concord Camera Corp./1/                        91,304         425,477
Catapult Communications Corp./1/               43,364         422,799
Nelson (Thomas) Inc./1/                        47,734         420,059
Curative Health Services Inc./1/               38,393         416,564
Wabash National Corp./1/                       76,536         414,060
Intermet Corp.                                 85,512         411,313
Applica Inc./1/                                77,558         411,057
Mesa Air Group Inc./1/                        109,230         398,690
Huffy Corp./1/                                 51,457         397,248
NYFIX Inc./1/                                 101,934         396,523
Luby's Inc./1/                                 74,455         366,319
CPI Corp.                                      26,639         366,286
Information Resources Inc./1/                  98,173         364,222
ArQule Inc./1/                                 70,430         362,715
Administaff Inc./1/                            93,046         358,227
Aspen Technology Inc./1/                      117,916         353,748
Tollgrade Communications Inc./1/               45,035         351,723
Stratex Networks Inc./1/                      273,717         350,084
SBS Technologies Inc./1/                       48,474         347,074
PC-Tel Inc./1/                                 66,535         346,647
QRS Corp./1/                                   52,273         346,570
Harmonic Inc./1/                              197,804         346,157

44                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P SMALLCAP 600 INDEX FUND
September 30, 2002

Security                                       Shares           Value
---------------------------------------------------------------------
Penford Corp.                                  25,348  $      342,198
Green Mountain Power Corp.                     18,978         335,911
Three-Five Systems Inc./1/                     71,489         331,709
Cross (A.T.) Co. "A"/1/                        53,915         331,577
Castle (A.M.) & Co.                            48,966         330,521
Enesco Group Inc./1/                           45,923         321,920
Salton Inc./1/                                 36,507         310,675
IMCO Recycling Inc./1/                         49,283         298,162
Osteotech Inc./1/                              56,303         290,523
Concord Communications Inc./1/                 56,349         284,562
Gerber Scientific Inc./1/                      73,458         282,813
Commonwealth Industries Inc.                   53,150         279,038
Network Equipment Technologies Inc./1/         73,421         275,329
Fedders Corp./1/                              106,782         269,091
Bell Microproducts Inc./1/                     64,202         268,364
Rainbow Technologies Inc./1/                   88,631         251,712
Wolverine Tube Inc./1/                         40,655         249,215
Midas Inc./1/                                  49,719         248,595
Hall Kinion & Associates Inc./(1)/             40,987         245,922
Captaris Inc./1/                              105,939         243,554
Concerto Software Inc./1/                      40,494         239,765
Magnetek Inc./1/                               74,835         239,472
Analysts International Corp./1/                80,343         232,995
Netegrity Inc./1/                             112,933         232,642
Haggar Corp.                                   21,166         232,403
RadiSys Corp./1/                               58,015         229,739
Zix Corp./1/                                   58,709         226,030
Computer Task Group Inc./1/                    69,308         225,251
Ashworth Inc./1/                               43,906         217,335
SCM Microsystems Inc./1/                       51,812         204,606
MapInfo Corp./1/                               50,279         198,602
Midwest Express Holdings Inc./1/               49,518         198,072
Roxio Inc./1/                                  63,718         193,066
Artesyn Technologies Inc./1/                  127,483         192,499
Symmetricom Inc./1/                            73,861         189,084
Brooktrout Inc./1/                             40,551         185,318
Titan International Inc.                       69,007         178,728
Royal Appliance Manufacturing Co./1/           43,369         172,609
Meade Instruments Corp./1/                     54,757         170,842
CryoLife Inc./1/                               64,867         169,303
Flow International Corp./1/                    50,693         163,738
SCPIE Holdings Inc.                            30,960         157,896
Aware Inc./1/                                  75,286         156,595
AXT Inc./1/                                    74,522         155,006
Digi International Inc./1/                     73,677         143,891
Electroglas Inc./1/                            70,299         140,598
ePresence Inc./1/                              75,812         124,332
Factory 2-U Stores Inc./1/                     42,994          83,408
Franklin Covey Co./1/                          66,183          78,096
Therma-Wave Inc./1/                            95,746          75,639
Westwood Holdings Group Inc.                        1              11

TOTAL COMMON STOCKS
  (Cost: $1,306,658,775)                                1,019,703,354

SHORT TERM INSTRUMENTS - 9.75%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     89,408,487      89,408,486
Dreyfus Money Market Fund                   4,521,624       4,521,624
Goldman Sachs Financial Square
  Prime Obligation Fund                       988,907         988,907
Providian Temp Cash Money Market Fund       4,532,436       4,532,436

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $99,451,453)                                      99,451,453

TOTAL INVESTMENTS IN SECURITIES - 109.68%
  (Cost $1,406,110,228)                                 1,119,154,807

Other Assets, Less Liabilities - (9.68%)                  (98,777,610)
                                                       --------------
NET ASSETS - 100.00%                                   $1,020,377,197
                                                       ==============

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      45

Schedule of Investments (Unaudited)

iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS - 99.97%
Alliant Techsystems Inc./1/                    55,325  $  3,831,256
XTO Energy Inc.                               180,473     3,719,549
NVR Inc./1/                                    11,026     3,305,926
Cephalon Inc./1/                               80,062     3,268,131
Coventry Health Care Inc./1/                   87,045     2,828,962
Cullen/Frost Bankers Inc.                      74,133     2,531,642
Mid Atlantic Medical Services Inc./1/          67,545     2,445,129
Harman International Industries Inc.           47,162     2,440,633
Fair Isaac and Co. Inc.                        74,118     2,423,659
Zebra Technologies Corp. "A"/1/                45,790     2,412,680
Corinthian Colleges Inc./1/                    62,363     2,353,580
Renal Care Group Inc./1/                       70,385     2,314,963
Performance Food Group Co./1/                  65,210     2,214,532
O'Reilly Automotive Inc./1/                    77,118     2,207,117
Accredo Health Inc./1/                         45,409     2,165,101
Polaris Industries Inc.                        33,538     2,079,356
Philadelphia Suburban Corp.                    99,983     2,029,655
Techne Corp./1/                                60,439     1,981,795
La-Z-Boy Inc.                                  84,726     1,965,643
Chico's FAS Inc./1/                           121,359     1,933,249
Diagnostic Products Corp.                      41,436     1,906,056
First Midwest Bancorp Inc.                     69,487     1,866,421
Medicis Pharmaceutical Corp. "A"/1/            44,705     1,827,093
Ethan Allen Interiors Inc.                     56,299     1,821,836
Cerner Corp./1/                                51,512     1,813,738
Scotts Co. (The) "A"/1/                        43,235     1,802,467
United Bancshares Inc.                         61,685     1,789,482
Applebee's International Inc.                  81,314     1,782,403
Regis Corp.                                    62,923     1,780,092
Southwest Bancorp of Texas Inc./1/             48,844     1,778,410
Hilb Rogal & Hamilton Co.                      42,619     1,758,034
Hudson United Bancorp                          65,587     1,744,614
Ruby Tuesday Inc.                              92,750     1,741,845
Graco Inc.                                     69,163     1,715,242
Take-Two Interactive Software Inc./1/          55,673     1,614,517
Priority Healthcare Corp. "B"/1/               63,937     1,611,212
Community First Bankshares Inc.                57,489     1,602,793
Roper Industries Inc.                          45,375     1,565,437
Pharmaceutical Product Development Inc./1/     80,309     1,553,176
Respironics Inc./1/                            48,175     1,542,082
Invacare Corp.                                 44,929     1,538,818
IDEXX Laboratories Inc./1/                     48,382     1,497,326
First Bancorp                                  38,709     1,475,587
CACI International Inc. "A"/1/                 41,303     1,464,191
Arbitron Inc./1/                               42,853     1,461,287
UGI Corp.                                      40,094     1,457,417
Thor Industries Inc.                           41,359     1,437,639
AptarGroup Inc.                                52,196     1,402,506
Cambrex Corp.                                  37,823     1,391,886
Chittenden Corp.                               46,831     1,386,198
Oshkosh Truck Corp.                            24,557     1,385,015
CEC Entertainment Inc./1/                      40,191     1,370,915
Global Payments Inc.                           53,453     1,368,397
Heartland Express Inc./1/                      72,650     1,361,461
Sonic Corp./1/                                 58,661     1,355,069
Idex Corp.                                     47,161     1,346,447
Fossil Inc./1/                                 67,051     1,344,373
ResMed Inc./1/                                 46,945     1,342,627
Essex Property Trust Inc.                      26,433     1,306,848
FactSet Research Systems Inc.                  48,995     1,300,817
Jack in the Box Inc./1/                        56,810     1,295,268
ITT Educational Services Inc./1/               66,758     1,253,048
NBTY Inc./1/                                   96,389     1,251,129
Province Healthcare Co./1/                     70,384     1,207,086
THQ Inc./1/                                    57,572     1,197,498
Syncor International Corp./1/                  36,839     1,182,900
Linens `N Things Inc./1/                       64,035     1,176,323
Cooper Companies Inc.                          22,231     1,167,127
Harland (John H.) Co.                          42,758     1,160,880
East West Bancorp Inc.                         34,375     1,160,500
PRG-Schultz International Inc./1/              93,648     1,159,362
Landstar System Inc./1/                        23,633     1,158,608
Too Inc./1/                                    49,292     1,147,518
Patina Oil & Gas Corp.                         39,944     1,138,404
Panera Bread Co. "A"/1/                        42,120     1,137,240
Evergreen Resources Inc./1/                    27,526     1,128,015
UCBH Holdings Inc.                             28,524     1,120,708

46                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                               Shares         Value
---------------------------------------------------------------------------
Simpson Manufacturing Co. Inc./1/                      35,505  $  1,114,502
TrustCo Bank Corp. NY                                 105,154     1,112,319
CLARCOR Inc.                                           36,163     1,110,204
Fred's Inc.                                            37,050     1,106,239
CAL Dive International Inc./1/                         54,111     1,091,257
Brady Corp. "A"                                        33,546     1,080,181
Winnebago Industries Inc.                              27,312     1,079,643
Mentor Corp.                                           33,797     1,077,448
Georgia Gulf Corp.                                     46,578     1,065,239
P.F. Chang's China Bistro Inc./1/                      36,129     1,048,825
Manitowoc Co. Inc. (The)                               38,282     1,047,013
Delta & Pine Land Co.                                  55,687     1,043,574
G&K Services Inc. "A"                                  30,030     1,016,515
ABM Industries Inc.                                    71,273     1,004,949
Pacific Sunwear of California Inc./1/                  47,755       972,292
Kroll Inc./1/                                          48,618       964,095
Argosy Gaming Co./1/                                   41,936       962,851
Watson Wyatt & Co. Holdings/1/                         48,020       960,400
SCP Pool Corp./1/                                      34,501       945,672
Baldor Electric Co.                                    49,427       944,056
MacDermid Inc.                                         46,906       935,775
Christopher & Banks Corp./1/                           37,130       932,706
American Italian Pasta Co. "A"/1/                      26,131       932,615
Pinnacle Systems Inc./1/                               85,451       922,871
ADVO Inc./1/                                           29,041       922,052
Cymer Inc./1/                                          49,305       919,045
Oceaneering International Inc./1/                      35,929       914,393
DRS Technologies Inc./1/                               24,485       911,332
AmSurg Corp./1/                                        29,715       896,502
Plains Resource Inc./1/                                34,744       895,700
Cognex Corp./1/                                        64,350       895,108
Hyperion Solutions Corp./1/                            48,443       888,929
Technitrol Inc.                                        58,227       870,494
Engineered Support Systems Inc.                        15,217       867,978
Regeneron Pharmaceuticals Inc./1/                      63,998       863,973
Haemonetics Corp./1/                                   36,190       858,789
Flir Systems Inc./1/                                   24,503       857,360
Cost Plus Inc./(1)/                                    31,562       847,440
DIANON Systems Inc./1/                                 17,897       846,707
Teledyne Technologies Inc./1/                          46,505       844,531
Monaco Coach Corp./1/                                  41,830       837,855
Sterling Bancshares Inc.                               63,795       833,801
Financial Federal Corp./1/                             26,023       828,833
Hot Topic Inc./1/                                      45,534       820,969
BARRA Inc./1/                                          29,541       807,060
Dime Community Bancshares                              37,646       806,377
Varian Semiconductor Equipment Associates Inc./1/      48,903       803,965
CARBO Ceramics Inc.                                    22,277       798,408
Orthodontic Centers of America Inc./1/                 74,495       797,096
SurModics Inc./1/                                      24,947       792,566
Dionex Corp./1/                                        30,714       785,050
NDCHealth Corp.                                        50,288       781,978
Quiksilver Inc./1/                                     34,332       775,560
Sybron Dental Specialties Inc./1/                      55,225       772,598
Ryan's Family Steak Houses Inc./1/                     63,285       770,178
Sierra Health Services Inc./1/                         41,732       748,672
Mercury Computer Systems Inc./1/                       31,507       743,565
CUNO Inc./1/                                           24,065       742,405
ICU Medical Inc./1/                                    20,145       735,695
Inter-Tel Inc.                                         35,341       719,189
Libbey Inc.                                            22,530       717,806
Owens & Minor Inc.                                     49,564       708,270
Kronos Inc./1/                                         28,649       705,625
SERENA Software Inc./1/                                58,673       704,076
Cato Corp. "A"                                         37,073       703,646
INAMED Corp./1/                                        30,328       697,544
Axcelis Technologies Inc./1/                          142,479       695,298
Boston Private Financial Holdings Inc.                 32,578       693,911
WD-40 Co.                                              23,851       689,294
Gymboree Corp./1/                                      42,006       685,118
Insight Enterprises Inc./1/                            66,725       677,259
Action Performance Companies Inc./1/                   25,943       666,735
EDO Corp.                                              28,581       640,500
Armor Holdings Inc./1/                                 42,700       640,073
United Natural Foods Inc./1/                           27,697       637,862
Progress Software Corp./1/                             52,420       634,282
OshKosh B'Gosh Inc. "A"                                18,392       631,949
ATMI Inc./1/                                           44,426       626,407

Schedules of Investments                                                      47
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Biosite Inc./1/                                21,457  $    622,038
Atlantic Coast Airlines Holdings Inc./1/       65,710       607,817
Coca-Cola Bottling Co. Consolidated            12,862       603,228
Enzo Biochem Inc./1/                           41,360       591,448
MICROS Systems Inc./1/                         25,502       591,391
Hooper Holmes Inc.                             94,917       588,485
Forward Air Corp./1/                           31,678       573,372
K-Swiss Inc. "A"                               26,770       572,075
Manhattan Associates Inc./1/                   41,827       565,501
Pre-Paid Legal Services Inc./1/                28,218       560,974
Vital Sign Inc.                                18,750       557,062
Duane Reade Inc./1/                            34,752       556,032
Insituform Technologies Inc. "A"/1/            38,608       553,986
Itron Inc./1/                                  29,366       540,041
Lance Inc.                                     42,217       538,267
Rogers Corp./1/                                22,997       536,980
FileNET Corp./1/                               51,827       536,409
Remington Oil & Gas Corp./1/                   37,783       532,740
Maverick Tube Corp./1/                         59,227       525,343
Power Integrations Inc./1/                     41,179       501,972
Jill (J.) Group Inc. (The)/1/                  28,007       487,882
Shuffle Master Inc./1/                         25,969       483,283
ElkCorp                                        28,217       481,664
Frontier Oil Corp.                             38,003       471,237
PolyMedica Corp./1/                            17,653       466,392
Photon Dynamics Inc./1/                        24,822       462,434
Arctic Cat Inc.                                32,752       457,218
StarTek Inc./1/                                20,501       451,227
Hancock Fabrics Inc.                           27,427       442,946
Steak n Shake Company (The)/1/                 40,062       440,682
Aeroflex Inc./1/                               87,356       440,274
Wet Seal Inc. "A"/1/                           44,009       440,090
Genesco Inc./1/                                31,811       438,992
Advanced Energy Industries Inc./1/             46,620       414,918
Lindsay Manufacturing Co.                      16,999       411,886
Intermagnetics General Corp./1/                24,096       411,319
Trimble Navigation Ltd./1/                     41,462       410,474
Noven Pharmaceuticals Inc./1/                  32,791       401,362
New England Business Service Inc.              18,895       399,629
Advanced Medical Optics Inc./1/                41,860       398,089
ESS Technology Inc./1/                         63,470       390,340
Prima Energy Corp./1/                          18,589       389,811
Children's Place Retail Stores Inc.(The)/1/    38,469       388,537
Advanced Marketing Services Inc.               27,971       385,720
Labor Ready Inc./1/                            59,546       376,331
Midway Games Inc./1/                           67,821       371,659
Actel Corp./1/                                 35,611       370,354
Helix Technology Corp.                         38,023       366,922
Dendrite International Inc./1/                 58,062       366,371
ANSYS Inc./1/                                  21,251       366,155
Kopin Corp./1/                                100,880       351,062
Cohu Inc.                                      30,118       340,333
MemberWorks Inc./1/                            19,427       338,418
On Assignment Inc./1/                          39,133       323,630
Radiant Systems Inc./1/                        40,222       321,776
Planar Systems Inc./1/                         19,789       315,437
Impath Inc./1/                                 23,672       305,606
MRO Software Inc./1/                           35,039       304,839
Metro One Telecommunications Inc./1/           35,722       303,637
General Communication Inc. "A"/1/              80,564       302,921
JDA Software Group Inc./1/                     40,754       284,870
Keithley Instruments Inc.                      22,988       279,304
Phoenix Technologies Ltd./1/                   37,906       274,818
Ultimate Electronics Inc./1/                   20,906       266,551
OMNOVA Solutions Inc./1/                       57,651       264,618
Quaker Chemical Corp.                          13,419       258,182
MGI Pharma Inc./1/                             36,530       255,710
BE Aerospace Inc./1/                           51,434       244,826
Rudolph Technologies Inc./1/                   23,542       242,247
Bei Technologies Inc.                          20,940       230,340
X-Rite Inc.                                    29,400       227,262
AstroPower Inc./1/                             31,703       225,091
Kulicke & Soffa Industries Inc./1/             71,673       215,019
Frontier Airlines Inc./1/                      43,052       210,094
Department 56 Inc./1/                          18,782       196,272
Supertex Inc./1/                               18,100       188,240
Catapult Communications Corp./1/               18,953       184,792
Nelson (Thomas) Inc./1/                        20,881       183,753

48                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Mesa Air Group Inc./1/                         47,481  $    173,306
Administaff Inc./1/                            40,699       156,691
QRS Corp./1/                                   22,874       151,655
Harmonic Inc./1/                               86,652       151,641
Concord Communications Inc./1/                 24,719       124,831
Hall Kinion & Associates Inc./1/               17,918       107,508
Zix Corp./1/                                   25,812        99,376
Roxio Inc./1/                                  27,921        84,601
CryoLife Inc./1/                               28,433        74,210
Factory 2-U Stores Inc./1/                     18,804        36,480

TOTAL COMMON STOCKS
  (Cost: $274,094,712)                                  231,974,301

SHORT TERM INSTRUMENTS - 9.61%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     18,674,200    18,674,200
Dreyfus Money Market Fund                   1,037,815     1,037,815
Goldman Sachs Financial Square Prime
  Obligation Fund                             530,344       530,344
Providian Temp Cash Money Market Fund       2,056,723     2,056,723

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $22,299,082)                                    22,299,082


TOTAL INVESTMENTS IN SECURITIES - 109.58%
  (Cost $296,393,794)                                   254,273,383


Other Assets, Less Liabilities - (9.58%)                (22,234,705)
                                                       ------------
NET ASSETS - 100.00%                                   $232,038,678
                                                       ============

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      49

Schedule of Investments (Unaudited)

iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
COMMON STOCKS - 99.91%
Pogo Producing Co.                            188,244  $  6,411,594
Toll Brothers Inc./1/                         219,664     4,775,495
Newfield Exploration Co./1/                   137,613     4,622,421
First American Corp.                          221,954     4,534,520
Washington Federal Inc.                       196,592     4,386,951
Raymond James Financial Inc.                  150,010     4,060,771
Whitney Holding Corp.                         123,941     3,954,957
OM Group Inc.                                  87,300     3,736,440
Werner Enterprises Inc.                       197,685     3,633,450
Piedmont Natural Gas Co.                      101,581     3,603,078
Shurgard Storage Centers Inc. "A"             110,908     3,506,911
Staten Island Bancorp Inc.                    187,169     3,256,741
Zale Corp./1/                                 105,732     3,188,877
Jeffries Group Inc.                            83,397     3,182,430
AnnTaylor Stores Corp./1/                     137,834     3,174,317
Corn Products International Inc.              110,331     3,172,016
Timken Co. (The)                              187,065     3,133,339
Commercial Federal Corp.                      140,177     3,051,653
Ryland Group Inc.                              81,610     3,033,444
Downey Financial Corp.                         87,494     2,996,669
Waste Connections Inc./1/                      86,109     2,995,732
M.D.C. Holdings Inc.                           82,723     2,920,122
South Financial Group Inc. (The)              136,949     2,888,254
Tom Brown Inc./1/                             121,559     2,783,701
Atmos Energy Corp.                            128,482     2,762,363
Mueller Industries Inc./1/                    106,231     2,751,383
New Jersey Resources Corp.                     83,366     2,742,741
Energen Corp.                                 106,853     2,704,449
Florida Rock Industries Inc.                   88,403     2,701,596
United Stationers Inc./1/                     102,239     2,688,886
Yellow Corp./1/                                90,265     2,663,540
Susquehanna Bancshares Inc.                   122,579     2,653,835
Stone Energy Corp./1/                          81,585     2,651,513
Unit Corp./1/                                 134,370     2,573,186
SEACOR SMIT Inc./1/                            62,535     2,563,310
Smith (A.O.) Corp. "B"                         88,670     2,520,001
Briggs & Stratton Corp.                        67,075     2,517,995
Colonial Properties Trust                      69,541     2,515,993
Burlington Coat Factory Warehouse Corp.       137,829     2,480,922
Pediatrix Medical Group Inc./1/                79,270     2,456,577
PolyOne Corp.                                 283,471     2,435,016
UICI/1/                                       147,460     2,397,700
USFreightways Corp.                            83,412     2,392,256
Anixter International Inc./1/                 115,815     2,385,789
CH Energy Group Inc.                           50,686     2,378,694
Lennox International Inc.                     178,173     2,357,229
Standard-Pacific Corp.                        100,172     2,342,021
SkyWest Inc.                                  177,718     2,328,106
Northwest Natural Gas Co.                      78,991     2,319,176
Delphi Financial Group Inc. "A"                63,652     2,318,206
Kansas City Southern Industries Inc./1/       186,629     2,314,200
US Oncology Inc./1/                           283,308     2,297,628
EMCOR Group Inc./1/                            46,208     2,296,538
Southwest Gas Corp.                           102,248     2,275,018
Central Parking Corp.                         111,463     2,244,865
MAF Bancorp Inc.                               71,844     2,219,980
Arkansas Best Corp./1/                         76,873     2,205,563
Roadway Corp.                                  59,986     2,200,286
Hughes Supply Inc.                             74,067     2,158,312
Capital Automotive                             86,300     2,155,774
Reliance Steel & Aluminum Co.                  98,348     2,148,904
Toro Co.                                       37,749     2,123,381
Cabot Oil & Gas Corp. "A"                      98,555     2,118,932
Vintage Petroleum Inc.                        196,158     2,118,506
Standard Register Co. (The)                    87,072     2,089,728
St. Mary Land & Exploration Co.                86,323     2,063,120
Kilroy Realty Corp.                            86,433     2,049,326
Black Box Corp./1/                             61,689     2,048,075
American Financial Holdings Inc.               66,193     2,012,929
Tredegar Corp.                                118,917     1,991,860
Ralcorp Holdings Inc./1/                       93,022     1,978,578
Philadelphia Consolidated Holding Corp./1/     66,946     1,974,907
Pep Boys-Manny, Moe & Jack Inc.               159,599     1,955,088
Landry's Restaurants Inc.                      86,442     1,952,725
Men's Wearhouse Inc. (The)/1/                 131,580     1,934,226
Steel Dynamics Inc./1/                        147,213     1,927,018
Southern Union Co./1/                         170,502     1,926,675
Skyworks Solutions Inc./1/                    425,081     1,925,617

50                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Russ Berrie & Co. Inc.                         63,339  $  1,900,803
Wolverine World Wide Inc.                     126,161     1,892,415
Curtiss Wright Corp.                           31,644     1,891,995
LandAmerica Financial Group Inc.               57,175     1,880,486
Shaw Group Inc. (The)/1/                      129,881     1,844,310
El Paso Electric Co./1/                       154,859     1,839,725
Kellwood Co.                                   78,593     1,796,636
Paxar Corp./1/                                122,972     1,788,013
CONMED Corp./1/                                88,636     1,786,015
Casey's General Store Inc.                    153,847     1,776,933
Selective Insurance Group Inc.                 81,526     1,771,560
Quanex Corp.                                   50,623     1,756,618
Dress Barn Inc./1/                            112,880     1,756,413
Glenborough Realty Trust Inc.                  85,812     1,741,984
Valmont Industries Inc.                        73,619     1,719,004
Analogic Corp.                                 41,008     1,717,825
Kirby Corp./1/                                 74,347     1,681,729
Provident Bankshares Corp.                     77,139     1,664,660
Woodward Governor Co.                          35,095     1,663,433
Avista Corp.                                  148,313     1,661,106
American Management Systems Inc./1/           130,317     1,658,935
RLI Corp.                                      30,776     1,651,132
Jo-Ann Stores Inc./1/                          58,802     1,648,808
Coherent Inc./1/                               89,699     1,637,007
Rock-Tenn Co. "A"                             106,110     1,636,216
Group 1 Automotive Inc./1/                     71,583     1,599,880
Rare Hospitality International Inc./1/         67,975     1,591,975
UIL Holdings Corp.                             44,818     1,588,798
UniSource Energy Corp.                        104,142     1,588,166
Texas Industries Inc.                          65,221     1,583,566
Benchmark Electronics Inc./1/                  75,009     1,578,939
Commercial Metals Co.                          87,964     1,576,315
Acuity Brands Inc.                            128,342     1,573,473
Anchor BanCorp Wisconsin Inc.                  77,401     1,563,500
CDI Corp./1/                                   59,720     1,561,678
IHOP Corp./1/                                  64,788     1,561,391
Aaron Rents Inc. "B"                           67,018     1,541,414
Hain Celestial Group Inc./1/                  105,050     1,538,982
URS Corp./1/                                   92,724     1,536,437
Zenith National Insurance Corp.                57,943     1,530,854
Aztar Corp./1/                                115,691     1,528,278
Alpharma Inc. "A"                             158,921     1,525,642
Sunrise Assisted Living Inc./1/                70,547     1,513,233
MAXIMUS Inc./1/                                67,264     1,506,714
Massey Energy Co.                             232,165     1,497,464
Russell Corp.                                  99,653     1,493,798
Seacoast Financial Services Corp.              74,302     1,491,241
Information Holdings Inc./1/                   67,636     1,464,319
Adaptec Inc./1/                               329,428     1,452,777
Triarc Companies Inc./1/                       63,624     1,443,629
Lone Star Steakhouse & Saloon Inc.             68,056     1,428,495
AmeriPath Inc./1/                              94,740     1,411,626
Exar Corp./1/                                 122,108     1,410,347
School Specialty Inc./1/                       56,369     1,409,789
WMS Industries Inc./1/                         99,400     1,401,540
FirstFed Financial Corp./1/                    53,528     1,378,346
Triumph Group Inc./1/                          49,171     1,376,788
Tower Automotive Inc./1/                      204,198     1,368,127
Laclede Group Inc. (The)                       58,647     1,366,475
eFunds Corp./1/                               144,645     1,356,915
Watts Industries Inc. "A"                      82,518     1,353,295
DSP Group Inc./1/                              83,984     1,348,699
Wellman Inc.                                   98,791     1,348,497
GenCorp. Inc.                                 133,912     1,345,816
Regal-Beloit Corp.                             77,547     1,326,829
Tetra Tech Inc./1/                            164,618     1,315,298
Thomas Industries Inc.                         52,956     1,313,309
Presidential Life Corp.                        90,934     1,309,450
Ionics Inc./1/                                 54,451     1,296,478
Spherion Corp./1/                             182,519     1,286,759
Hutchinson Technology Inc./1/                  78,618     1,269,681
Electro Scientific Industries Inc./1/          85,339     1,265,577
ChemFirst Inc.                                 43,995     1,265,296
Riggs National Corp.                           88,418     1,263,493
DuPont Photomasks Inc./1/                      55,375     1,261,442
Atwood Oceanics Inc./1/                        42,925     1,255,556
Viasys Healthcare Inc./1/                      80,853     1,245,136
Offshore Logistics Inc./1/                     69,166     1,242,221
Datascope Corp.                                45,838     1,240,376
Checkpoint Systems Inc./1/                     99,891     1,233,654

Schedules of Investments                                                      51
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
American States Water Co.                      47,039  $  1,233,363
Arch Chemicals Inc.                            69,471     1,231,026
RehabCare Group Inc./1/                        53,078     1,227,694
Brooks-PRI Automation Inc./1/                 104,793     1,199,880
Marcus Corp.                                   91,047     1,192,716
C&D Technologies Inc.                          80,579     1,181,288
Barnes Group Inc.                              58,308     1,171,408
Stewart Information Services Corp./1/          54,691     1,167,653
Watsco Inc.                                    81,636     1,167,395
CIBER Inc./1/                                 200,754     1,166,381
ShopKo Stores Inc./1/                          89,239     1,165,461
Myers Industries Inc.                          92,830     1,163,160
International Multifoods Corp./1/              59,157     1,159,477
Prime Hospitality Corp./1/                    139,656     1,145,179
Fremont General Corp.                         231,744     1,135,546
SOURCECORP Inc./1/                             53,899     1,100,079
Griffon Corp./1/                              102,911     1,096,002
O'Charley's Inc./1/                            58,131     1,089,433
Verity Inc./1/                                109,178     1,086,321
Nautica Enterprises Inc./1/                   104,289     1,084,606
Phillips-Van Heusen Corp.                      85,785     1,080,891
Esterline Technologies Corp./1/                64,332     1,070,484
JLG Industries Inc.                           132,448     1,066,206
NUI Corp.                                      48,947     1,057,255
Lone Star Technologies Inc./1/                 88,511     1,048,855
Universal Forest Products Inc.                 55,607     1,046,524
Veritas DGC Inc./1/                            96,276     1,040,744
Bowne & Co. Inc.                              103,987     1,039,870
Belden Inc.                                    77,363     1,038,211
Methode Electronics Inc. "A"                  111,875     1,027,012
Stride Rite Corp.                             129,459     1,024,021
Sturm Ruger & Co. Inc.                         83,531     1,019,078
SPS Technologies Inc./1/                       40,865     1,018,764
Bally Total Fitness Holding Corp./1/          102,220     1,013,000
Park Electrochemical Corp.                     60,518     1,010,651
J&J Snack Foods Corp./1/                       27,381     1,008,990
Applied Industrial Technologies Inc.           59,512     1,008,728
Imagistics International Inc./1/               58,080     1,007,688
Great Atlantic & Pacific Tea Co./1/           119,164       998,594
First Republic Bank/1/                         45,675       993,431
Photronics Inc./1/                             98,712       993,043
Schweitzer-Mauduit International Inc.          46,250       987,438
Brown Shoe Co. Inc.                            54,498       975,514
Veeco Instruments Inc./1/                      90,218       974,354
Apogee Enterprises Inc.                        88,000       962,720
Southwestern Energy Co./1/                     79,557       954,684
Vicor Corp./1/                                131,568       940,711
Chemed Corp.                                   30,414       935,839
4Kids Entertainment Inc./1/                    39,121       928,341
Dril-Quip Inc./1/                              53,651       904,019
Tetra Technologies Inc./1/                     43,991       886,419
Lawson Products Inc.                           29,756       867,387
Swift Energy Co./1/                            83,395       867,308
DIMON Inc.                                    138,567       864,658
Heidrick & Struggles International
  Inc./1/                                      56,227       854,088
Kaman Corp. "A"                                69,552       852,012
Cable Design Technologies Corp./1/            137,647       842,400
Avid Technology Inc./1/                        81,506       839,512
Haverty Furniture Companies Inc.               67,088       838,600
Buckeye Technologies Inc./1/                  113,875       836,981
Fleming Companies Inc.                        167,396       836,980
NorthWestern Corp.                             85,049       830,078
Deltic Timber Corp.                            37,023       813,766
Pegasus Solutions Inc./1/                      77,057       812,951
Caraustar Industries Inc.                      86,497       808,747
Jakks Pacific Inc./1/                          72,696       808,307
Robbins & Myers Inc.                           43,258       806,762
ArthroCare Corp./1/                            66,444       805,301
Stillwater Mining Co./1/                      133,915       803,490
Gardner Denver Inc./1/                         49,203       772,979
Standard Microsystems Corp./1/                 50,042       764,692
Sola International Inc./1/                     75,858       762,373
Standex International Corp.                    37,541       761,331
Cleveland-Cliffs Inc.                          31,585       759,619
Input/Output Inc./1/                          158,248       758,008
Stein Mart Inc./1/                            129,174       754,376
Coachmen Industries Inc.                       49,994       750,410
Fleetwood Enterprises Inc./1/                 110,228       742,937

52                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Bel Fuse Inc. "B"                              33,876  $    726,640
Systems & Computer Technology Corp./1/        103,304       723,128
Consolidated Graphics Inc./1/                  41,030       720,076
Volt Information Sciences Inc./1/              47,231       715,550
Pioneer-Standard Electronics Inc.              98,652       714,240
Skyline Corp.                                  26,075       708,979
Key Productions Co. Inc./1/                    43,676       707,551
Chesapeake Corp.                               47,035       702,703
GBC Bancorp                                    35,762       694,498
Pericom Semiconductor Corp./1/                 79,129       682,092
TBC Corp./1/                                   65,523       679,474
RTI International Metals Inc./1/               64,503       677,282
Cascade Natural Gas Corp.                      34,301       675,730
PAREXEL International Corp./1/                 77,697       660,424
Astec Industries Inc./1/                       61,052       658,141
SWS Group Inc.                                 53,549       655,975
Central Vermont Public Service Corp.           36,166       637,607
Interface Inc. "A"                            158,667       628,321
Pope & Talbot Inc.                             48,492       623,122
Cash America International Inc.                76,024       622,637
National Presto Industries Inc.                21,230       613,122
SPSS Inc./1/                                   52,248       604,509
Trenwick Group Ltd.                           114,189       593,783
Pinnacle Entertainment Inc./1/                 80,485       587,541
Lydall Inc./1/                                 49,714       586,625
Hologic Inc./1/                                59,845       586,481
Nuevo Energy Co./1/                            53,065       578,408
Angelica Corp.                                 26,812       576,190
Insurance Auto Auctions Inc./1/                37,975       573,840
Mobile Mini Inc./1/                            44,236       572,856
Ultratech Stepper Inc./1/                      70,102       567,125
TALX Corp.                                     42,946       565,599
Material Sciences Corp./1/                     45,441       553,017
Boston Communications Group Inc./1/            53,563       552,770
Bio-Technology General Corp./1/               181,524       537,311
Nature's Sunshine Products Inc.                49,084       531,580
Oxford Industries Inc.                         23,354       511,453
Audiovox Corp. "A"/1/                          73,073       511,438
Viasat Inc./1/                                 80,386       506,432
Allen Telecom Inc./1/                          94,672       505,548
Microsemi Corp./1/                             89,696       503,195
Nash Finch Co.                                 36,973       502,833
Steel Technologies Inc.                        29,633       502,576
Bassett Furniture Industries Inc.              36,465       502,123
Ryerson Tull Inc.                              77,110       495,817
Footstar Inc./1/                               62,525       487,695
Goody's Family Clothing Inc./1/               100,996       476,701
CTS Corp.                                     103,611       476,611
Building Materials Holdings Corp./1/           40,541       474,330
Milacron Inc.                                 104,685       472,129
AAR Corp.                                      98,935       469,941
Champion Enterprises Inc./1/                  151,369       445,025
Century Aluminum Co.                           63,877       444,584
Carreker Corp./1/                              72,409       443,867
Alliance Semiconductor Corp./1/               116,181       441,488
K2 Inc./1/                                     55,699       440,022
Butler Manufacturing Co.                       19,565       422,604
Standard Motor Products Inc.                   38,918       420,704
C-COR.net Corp./1/                            112,609       417,779
Theragenics Corp./1/                           92,410       406,604
Brush Engineered Materials Inc./1/             51,656       402,917
Concord Camera Corp./1/                        85,332       397,647
Curative Health Services Inc./1/               35,886       389,363
Wabash National Corp./1/                       71,542       387,042
Applica Inc./1/                                72,584       384,695
Intermet Corp.                                 79,239       381,140
NYFIX Inc./1/                                  95,402       371,114
Huffy Corp./1/                                 47,907       369,842
CPI Corp.                                      24,919       342,636
Luby's Inc./1/                                 69,628       342,570
Information Resources Inc./1/                  91,769       340,463
ArQule Inc./1/                                 65,879       339,277
Aspen Technology Inc./1/                      110,204       330,612
Tollgrade Communications Inc./1/               42,124       328,988
Stratex Networks Inc./1/                      256,052       327,491
SBS Technologies Inc./1/                       45,311       324,427
PC-Tel Inc./1/                                 62,199       324,057
Penford Corp.                                  23,717       320,180
Green Mountain Power Corp.                     17,728       313,786

Schedules of Investments                                                      53
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Three-Five Systems Inc./1/                     66,820  $    310,045
Castle (A.M.) & Co.                            45,762       308,893
Cross (A.T.) Co. "A"/1/                        49,932       307,082
Enesco Group Inc./1/                           42,695       299,292
Salton Inc./1/                                 34,122       290,378
IMCO Recycling Inc./1/                         45,100       272,855
Osteotech Inc./1/                              52,618       271,509
Gerber Scientific Inc./1/                      68,689       264,453
Commonwealth Industries Inc.                   49,652       260,673
Network Equipment Technologies Inc./1/         68,732       257,745
Fedders Corp./1/                               99,855       251,635
Bell Microproducts Inc./1/                     60,040       250,967
Rainbow Technologies Inc./1/                   82,873       235,359
Wolverine Tube Inc./1/                         38,058       233,296
Midas Inc./1/                                  46,445       232,225
Captaris Inc./1/                               99,020       227,647
Magnetek Inc./1/                               69,957       223,862
Concerto Software Inc./1/                      37,003       219,095
Analysts International Corp./1/                75,180       218,022
Haggar Corp.                                   19,809       217,503
Netegrity Inc./1/                             105,572       217,478
RadiSys Corp./(1)/                             54,189       214,588
Computer Task Group Inc./1/                    64,875       210,844
Ashworth Inc./1/                               40,999       202,945
SCM Microsystems Inc./1/                       48,475       191,428
Midwest Express Holdings Inc./1/               47,680       190,720
MapInfo Corp./1/                               47,018       185,721
Artesyn Technologies Inc./1/                  119,212       180,010
Symmetricom Inc./1/                            68,685       175,834
Brooktrout Inc./1/                             37,940       173,386
Titan International Inc.                       64,546       167,174
Royal Appliance Manufacturing Co./1/           40,117       159,666
Meade Instruments Corp./1/                     51,154       159,600
Flow International Corp./1/                    47,403       153,112
SCPIE Holdings Inc.                            29,440       150,144
Aware Inc./1/                                  70,409       146,451
AXT Inc./1/                                    69,637       144,845
Digi International Inc./1/                     68,932       134,624
Electroglas Inc./1/                            65,641       131,282
ePresence Inc./1/                              70,839       116,176
Franklin Covey Co./1/                          61,865        73,001
Therma-Wave Inc./1/                            89,587        70,774

TOTAL COMMON STOCKS
  (Cost: $594,686,550)                                  458,744,871

SHORT TERM INSTRUMENTS - 8.70%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     33,574,580    33,574,580
Dreyfus Money Market Fund                   1,858,605     1,858,605
Goldman Sachs Financial Square Prime
  Obligation Fund                             902,732       902,732
Providian Temp Cash Money Market Fund       3,587,907     3,587,907
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $39,923,824)                                    39,923,824

TOTAL INVESTMENTS IN SECURITIES - 108.61%
  (Cost $634,610,374)                                   498,668,695

Other Assets, Less Liabilities - (8.61%)                (39,528,814)
                                                       ------------

NET ASSETS - 100.00%                                   $459,139,881
                                                       ============
/1/  Non-income earning securities.

See notes to financial statements.

54                               2002 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (Unaudited)

iSHARES TRUST
September 30, 2002

                                                                     iShares S&P
                                       ---------------------------------------------------------------------
                                                                                                    MidCap
                                                        500/BARRA     500/BARRA       MidCap      400/BARRA
                                            500           Growth        Value          400          Growth
                                        Index Fund      Index Fund    Index Fund    Index Fund    Index Fund
------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                   $5,034,827,352  $596,781,431  $798,892,434  $785,370,594  $359,489,256
                                      ----------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan/1/)
 (Note 1)                             $3,281,642,911  $451,930,304  $554,873,308  $645,739,828  $294,419,382
Receivables:
  Investment securities sold                       -             -             -       465,345             -
  Dividends and interest                   4,914,347       676,984       841,358       505,194       110,066
                                      ----------------------------------------------------------------------
Total Assets                           3,286,557,258   452,607,288   555,714,666   646,710,367   294,529,448
                                      ----------------------------------------------------------------------

LIABILITIES
Payables:
  Investment securities purchased            455,704             -       160,451       644,655             -
  Collateral for securities on loan
    (Note 5)                              53,135,146     2,249,502    10,981,141    51,520,140    24,675,625
  Advisory fees (Note 2)                     554,680       135,756       173,414       200,024       120,775
                                      ----------------------------------------------------------------------
Total Liabilities                         54,145,530     2,385,258    11,315,006    52,364,819   24,796,400
                                      ----------------------------------------------------------------------
NET ASSETS                            $3,232,411,728  $450,222,030  $544,399,660  $594,345,548  $269,733,048
                                      ======================================================================

Net Assets Consist of:
  Paid-in capital                     $5,192,558,447  $646,564,730  $828,880,791  $747,156,343  $374,941,324
  Undistributed net investment income      1,976,597       258,571       307,243       115,962        25,630
  Undistributed net realized loss       (208,938,875)  (51,750,144)  (40,769,248)  (13,295,991)  (40,164,032)
  Net unrealized depreciation         (1,753,184,441) (144,851,127) (244,019,126) (139,630,766)  (65,069,874)
                                      ----------------------------------------------------------------------
NET ASSETS                            $3,232,411,728  $450,222,030  $544,399,660  $594,345,548  $269,733,048
                                      ======================================================================
iShares outstanding                       39,550,000    10,700,000    13,850,000     7,300,000     3,100,000
                                      ======================================================================
Net asset value per iShare            $        81.73  $      42.08  $      39.31  $      81.42  $      87.01
                                      ======================================================================

/1/ Securities on loan with market values of $49,916,126, $2,007,234, $10,333,022, $49,644,049 and $23,686,887, respectively. See Note 5.

See notes to financial statements.

Financial Statements                                                          55
iSHARES TRUST
September 30, 2002

                                                                   iShares S&P
                                             --------------------------------------------------------
                                                 MidCap                      SmallCap       SmallCap
                                               400/BARRA         SmallCap    600/BARRA     600/BARRA
                                                 Value              600       Growth         Value
                                               Index Fund       Index Fund   Index Fund    Index Fund
-----------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                          $691,368,458   $1,406,110,228 $296,393,794  $634,610,374
                                             --------------------------------------------------------
Investments in securities, at value
  (including securities on loan/1/)
  (Note 1)                                   $575,228,330   $1,119,154,807 $254,273,383  $498,668,695
Receivables:
  Investment securities sold                      837,884                -       20,427       134,635
  Dividends and interest                          721,002          823,210      133,658       506,984
  iShares sold                                          -           17,791            -             -
                                             --------------------------------------------------------
Total Assets                                  576,787,216    1,119,995,808  254,427,468   499,310,314
                                             --------------------------------------------------------
LIABILITIES
Payables:
  Investment securities purchased               1,175,437                -            -        46,632
  Collateral for securities on loan
    (Note 5)                                   40,834,376       99,262,411   22,290,008    39,918,778
  Advisory fees (Note 2)                          236,001          356,200       98,782       205,023
                                             --------------------------------------------------------
Total Liabilities                              42,245,814       99,618,611   22,388,790    40,170,433
                                             --------------------------------------------------------
NET ASSETS                                   $534,541,402   $1,020,377,197 $232,038,678  $459,139,881
                                             ========================================================

Net Assets Consist of:
  Paid-in capital                            $653,523,490   $1,300,998,149 $290,730,052  $605,300,186
  Undistributed net investment income             142,238          324,071       21,028       237,594
  Undistributed net realized gain
   (loss)                                      (2,984,198)       6,010,398  (16,591,991)  (10,456,220)
  Net unrealized depreciation                (116,140,128)    (286,955,421) (42,120,411) (135,941,679)
                                             --------------------------------------------------------
NET ASSETS                                   $534,541,402   $1,020,377,197 $232,038,678  $459,139,881
                                             ========================================================
iShares outstanding                             7,100,000       10,950,000    3,750,000     6,600,000
                                             ========================================================
Net asset value per iShare                   $      75.29   $        93.19 $      61.88  $      69.57
                                             ========================================================

/1/ Securities on loan with market values of $39,042,515, $94,049,652, $21,238,765 and $37,994,399, respectively. See Note 5.

See notes to financial statements.

56                               2002 iShares Semi-Annual Report to Shareholders

Statements of Operations (Unaudited)

iSHARES TRUST
For the six months ended September 30, 2002

                                                                      iShares S&P
                                         -------------------------------------------------------------------------
                                                                                                          MidCap
                                                            500/BARRA      500/BARRA        MidCap      400/BARRA
                                                500           Growth         Value           400          Growth
                                             Index Fund     Index Fund     Index Fund     Index Fund    Index Fund
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                          $    31,509,130  $   2,742,210  $   6,390,724  $   3,249,326  $    718,713
  Interest                                       27,259          2,094          5,196          3,484         1,040
  Securities lending income                      51,729          3,557         11,674         42,072        17,538
                                        --------------------------------------------------------------------------
Total investment income                      31,588,118      2,747,861      6,407,594      3,294,882       737,291
                                        --------------------------------------------------------------------------
EXPENSES (NOTE 2)
  Advisory fees                               1,828,651        403,314        559,302        615,497       384,866
                                        --------------------------------------------------------------------------
Total expenses                                1,828,651        403,314        559,302        615,497       384,866
                                        --------------------------------------------------------------------------
Net investment income                        29,759,467      2,344,547      5,848,292      2,679,385       352,425
                                        --------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)from:
    Investments                            (134,890,870)   (31,197,665)   (19,656,032)    (5,552,421)  (26,476,158)
    In-kind redemptions                       4,422,943      1,439,152      6,789,293      6,528,979     8,932,646
                                        --------------------------------------------------------------------------
  Net realized gain(loss)                  (130,467,927)   (29,758,513)   (12,866,739)       976,558   (17,543,512)
                                        --------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on investments        (1,190,133,857)  (125,889,917)  (208,025,410)  (174,714,179)  (79,865,447)
                                        --------------------------------------------------------------------------
Net realized and unrealized loss         (1,320,601,784)  (155,648,430)  (220,892,149)  (173,737,621)  (97,408,959)
                                        --------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                       $(1,290,842,317) $(153,303,883) $(215,043,857) $(171,058,236) $(97,056,534)
                                        ==========================================================================


/1/    Net of foreign withholding tax of $165,052, $7,895, $39,587, $-- and $--, respectively.

See notes to financial statements.

Financial Statements                                                          57
iSHARES TRUST
For the six months ended September 30, 2002

                                                                    iShares S&P
                                               ------------------------------------------------------------
                                                    MidCap                       SmallCap       SmallCap
                                                  400/BARRA       SmallCap      600/BARRA      600/BARRA
                                                    Value            600          Growth          Value
                                                 Index Fund      Index Fund     Index Fund     Index Fund
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                                 $    4,493,029  $    4,700,634   $    533,220  $   3,050,635
  Interest                                              5,965           5,803          1,254          2,624
  Securities lending income                            38,510         201,880         32,012         93,130
                                               ------------------------------------------------------------
Total investment income                             4,537,504       4,908,317        566,486      3,146,389
                                               ------------------------------------------------------------
EXPENSES (NOTE 2)
  Advisory fees                                       696,649       1,198,452        282,991        698,799
                                               ------------------------------------------------------------
Total expenses                                        696,649       1,198,452        282,991        698,799
                                               ------------------------------------------------------------
Net investment income                               3,840,855       3,709,865        283,495      2,447,590
                                               ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                    (5,379,293)    (24,798,978)   (10,737,868)   (10,520,668)
    In-kind redemptions                             7,752,996      48,638,080      3,685,255      9,064,728
                                               ------------------------------------------------------------
  Net realized gain (loss)                          2,373,703      23,839,102     (7,052,613)    (1,455,940)
                                               ------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on investments                (156,543,551)   (364,400,388)   (55,512,388)  (176,331,185)
                                               ------------------------------------------------------------
Net realized and unrealized loss                 (154,169,848)   (340,561,286)   (62,565,001)  (177,787,125)
                                               ------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                              $ (150,328,993) $ (336,851,421)  $(62,281,506) $(175,339,535)
                                               ============================================================

/1/ Net of foreign withholding tax of $--, $2,802, $604 and $1,250, respectively.

See notes to financial statements.

58                               2002 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

iSHARES TRUST

                                                                                          iShares S&P
                                                  iShares S&P 500                          500/BARRA
                                                    Index Fund                         Growth Index Fund
                                       ------------------------------------ ------------------------------------ -------------------
                                           For the six                        For the six                           For the six
                                           months ended         For the       months ended           For the        months ended
                                        September 30, 2002    year ended    September 30, 2002     year ended    September 30, 2002
                                           (Unaudited)      March 31, 2002     (Unaudited)       March 31, 2002      (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                    $   29,759,467  $   38,836,042  $        2,344,547  $    2,481,384     $    5,848,292
  Net realized gain (loss)                   (130,467,927)     63,144,147         (29,758,513)    (15,416,282)       (12,866,739)
  Net change in unrealized appreciation
    (depreciation)                         (1,190,133,857)    (36,155,639)       (125,889,917)     14,927,613       (208,025,410)
                                           -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (1,290,842,317)     65,824,550        (153,303,883)      1,992,715       (215,043,857)
                                           -------------------------------------------------------------------------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                  (29,862,750)    (37,970,041)         (2,273,469)     (2,312,036)        (5,827,300)
                                           -------------------------------------------------------------------------------------
Total distributions to iShareholders          (29,862,750)    (37,970,041)         (2,273,469)     (2,312,036)        (5,827,300)
                                           -------------------------------------------------------------------------------------
iSHARES TRANSACTIONS:
  iShares sold                              1,021,828,648   2,604,641,421         180,437,424     395,680,297        279,510,735
  iShares redeemed                           (677,657,850) (1,300,388,729)        (39,293,715)    (72,225,408)      (100,290,502)
                                           -------------------------------------------------------------------------------------
Net increase in net assets from
  iShares transactions                        344,170,798   1,304,252,692         141,143,709     323,454,889        179,220,233
                                           -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS            (976,534,269)  1,332,107,201         (14,433,643)    323,135,568        (41,650,924)


NET ASSETS:
Beginning of period                         4,208,945,997   2,876,838,796         464,655,673     141,520,105        586,050,584
                                           -------------------------------------------------------------------------------------
End of period                              $3,232,411,728  $4,208,945,997  $      450,222,030  $  464,655,673     $  544,399,660
                                           =====================================================================================
Undistributed net investment income
  included in net assets at end of
  period                                   $    1,976,597  $    2,079,880  $          258,571  $      187,493     $      307,243
                                           =====================================================================================

iSHARES ISSUED AND REDEEMED:
  iShares sold                                 10,550,000      22,350,000           3,650,000       6,700,000          5,450,000
  iShares redeemed                             (7,600,000)    (10,500,000)           (850,000)     (1,300,000)        (2,100,000)
                                           -------------------------------------------------------------------------------------
Net increase in iShares outstanding             2,950,000      11,850,000           2,800,000       5,400,000          3,350,000
                                           =====================================================================================

                                                          iShares S&P
                                                           500/BARRA
                                                       Value Index Fund
                                                      ------------------
                                                            For the
                                                          year ended
                                                        March 31, 2002
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                               $    7,216,829
  Net realized gain (loss)                               (13,995,175
  Net change in unrealized appreciation
    (depreciation)                                        (9,270,516)
                                                      --------------
Net increase (decrease) in net assets
  resulting from operations                              (16,048,862)
                                                      --------------
Distributions to iShareholders:
  From net investment income                              (7,172,724)
                                                      --------------
Total distributions to iShareholders                      (7,172,724)
                                                      --------------
iShares Transactions:
  iShares sold                                           301,439,774
  iShares redeemed                                       (59,871,433)
                                                      --------------
Net increase in net assets from
  iShares transactions                                   241,568,341
                                                      --------------
Increase (Decrease) in net assets                        218,346,755

NET ASSETS:
Beginning of period                                      367,703,829
                                                      --------------
End of period                                         $  586,050,584
                                                      ==============

Undistributed net investment income
  included in net assets at end of
  period                                              $      286,251
                                                      ==============

iSHARES ISSUED AND REDEEMED:
  iShares sold                                             5,300,000
  iShares redeemed                                        (1,000,000)
                                                      --------------
Net increase in iShares outstanding                        4,300,000
                                                      ==============

See notes to financial statements.

Financial Statements                                                          59
iSHARES TRUST

                                                iShares S&P Midcap                  iShares S&P Midcap
                                                       400                               400/BARRA
                                                    Index Fund                       Growth Index Fund
                                        ----------------------------------  ----------------------------------
                                            For the six                        For the six
                                           months ended         For the       months ended          For the
                                        September 30, 2002    year ended    September 30, 2002    year ended
                                            (Unaudited)     March 31, 2002      (Unaudited)     March 31, 2002
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                    $    2,679,385   $    3,163,082     $      352,425   $      228,843
  Net realized gain (loss)                        976,558       (5,841,964)       (17,543,512)     (10,683,892)
  Net change in unrealized appreciation
    (depreciation)                           (174,714,179)      63,400,847        (79,865,447)      39,991,393
                                           --------------   --------------     --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                  (171,058,236)      60,721,965        (97,056,534)      29,536,344
                                           --------------   --------------     --------------   --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                   (2,713,605)      (3,053,610)          (346,159)        (223,214)
                                           --------------   --------------     --------------   --------------
Total distributions to iShareholders           (2,713,605)      (3,053,610)          (346,159)        (223,214)
                                           --------------   --------------     --------------   --------------
iSHARES TRANSACTIONS:
  iShares sold                                186,318,594      425,727,004        196,415,280      183,707,326
  iShares redeemed                            (23,771,779)     (33,829,653)       (81,638,725)    (122,753,731)
                                           --------------   --------------     --------------   --------------
Net increase in net assets from iShares
  transactions                                162,546,815      391,897,351        114,776,555       60,953,595
                                           --------------   --------------     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS             (11,225,026)     449,565,706         17,373,862       90,266,725

NET ASSETS:
Beginning of period                           605,570,574      156,004,868        252,359,186      162,092,461
                                           --------------   --------------     --------------   --------------
End of period                              $  594,345,548   $  605,570,574     $  269,733,048   $  252,359,186
                                           ==============   ==============     ==============   ==============

Undistributed net investment income
  included in net assets at end of
  period                                   $      115,962   $      150,182     $       25,630   $       19,364
                                           ==============   ==============     ==============   ==============

ISHARES ISSUED AND REDEEMED:
  iShares sold                                  1,950,000        4,250,000          1,750,000        1,650,000
  iShares redeemed                               (250,000)        (350,000)          (800,000)      (1,100,000)
                                           --------------   --------------     --------------   --------------
Net increase in iShares outstanding             1,700,000        3,900,000            950,000          550,000
                                           ==============   ==============     ==============   ==============

                                                   iShares S&P Midcap
                                                       400/BARRA
                                                    Value Index Fund
                                            ----------------------------------
                                                For the six
                                               months ended        For the
                                            September 30, 2002    year ended
                                                (Unaudited)     March 31, 2002
                                            ----------------------------------
INCREASE (DECREASE) IN NET

OPERATIONS:
  Net investment income                         $   3,840,855   $    3,204,933
  Net realized gain (loss)                          2,373,703        5,179,642
  Net change in unrealized appreciation
    (depreciation)                               (156,543,551)      41,089,722
                                                -------------   --------------
Net increase (decrease) in net
  assets resulting from operations               (150,328,993)      49,474,297
                                                -------------   --------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                       (3,853,445)      (3,078,287)
                                                -------------   --------------
Total distributions to iShareholders               (3,853,445)      (3,078,287)
                                                -------------   --------------
iSHARES TRANSACTIONS:
  iShares sold                                    238,675,034      364,997,732
  iShares redeemed                                 (4,634,233)     (34,754,239)
                                                -------------   --------------
Net increase in net assets from iShares
  transactions                                    234,040,801      330,243,493
                                                -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                  79,858,363      376,639,503
NET ASSETS:
Beginning of period                               454,683,039       78,043,536
                                                -------------   --------------
End of period                                   $ 534,541,402   $  454,683,039
                                                =============   ==============
Undistributed net investment income
  included in net assets at end of
  period                                        $     142,238   $      154,828
                                                =============   ==============
ISHARES ISSUED AND REDEEM
  iShares sold                                      2,550,000        4,050,000
  iShares redeemed                                    (50,000)        (400,000)
                                                -------------   --------------
Net increase in iShares outstanding                 2,500,000        3,650,000
                                                =============   ==============

See notes to financial statements.

60                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

                                                  iShares S&P SmallCap                 iShares S&P SmallCap
                                                           600                              600/BARRA
                                                       Index Fund                       Growth Index Fund
                                           -----------------------------------  ----------------------------------
                                              For the six                          For the six
                                              months ended        For the          months ended        For the
                                           September 30, 2002    year ended     September 30, 2002    year ended
                                               (Unaudited)     March 31, 2002       (Unaudited)     March 31, 2002
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                    $        3,709,865  $     3,171,520  $          283,495  $      114,032
  Net realized gain (loss)                         23,839,102       (3,721,395)         (7,052,613)     (4,192,798)
  Net change in unrealized appreciation
    (depreciation)                               (364,400,388)      88,741,661         (55,512,388)     17,701,679
                                           -----------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       (336,851,421)      88,191,786         (62,281,506)     13,622,913
                                           -----------------------------------------------------------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                       (3,724,373)      (2,909,646)           (262,467)       (121,208)
                                           -----------------------------------------------------------------------
Total distributions to iShareholders               (3,724,373)      (2,909,646)           (262,467)       (121,208)
                                           -----------------------------------------------------------------------

iSHARES TRANSACTIONS:
  iShares sold                                    536,950,878      961,277,810         129,179,955     165,841,201
  iShares redeemed                               (300,809,802)    (129,829,500)        (26,072,802)    (15,029,622)
                                           -----------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                    236,141,076      831,448,310         103,107,153     150,811,579
                                           -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                (104,434,718)     916,730,450          40,563,180     164,313,284

NET ASSETS:
Beginning of period                             1,124,811,915      208,081,465         191,475,498      27,162,214
                                           -----------------------------------------------------------------------
End of period                              $    1,020,377,197  $ 1,124,811,915  $      232,038,678  $  191,475,498
                                           =======================================================================

Undistributed net investment income
  included in net assets at end of
  period                                   $          324,071  $       338,579  $           21,028  $            -
                                           =======================================================================

iSHARES ISSUED AND REDEEMED:
  iShares sold                                      4,600,000        8,450,000           1,750,000       2,200,000
  iShares redeemed                                 (2,800,000)      (1,350,000)           (400,000)       (200,000)
                                           -----------------------------------------------------------------------
Net increase in iShares outstanding                 1,800,000        7,100,000           1,350,000       2,000,000
                                           =======================================================================

                                                   iShares S&P SmallCap
                                                        600/BARRA
                                                     Value Index Fund
                                           -----------------------------------
                                              For the six
                                              months ended         For the
                                           September 30, 2002    year ended
                                               (Unaudited)     March 31, 2002
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                    $        2,447,590  $     1,844,762
  Net realized gain (loss)                         (1,455,940)       4,270,203
  Net change in unrealized appreciation
    (depreciation)                               (176,331,185)      41,827,684
                                           -----------------------------------
Net increase (decrease) in net assets
 resulting from operations                       (175,339,535)      47,942,649
                                           -----------------------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                       (2,438,476)      (1,654,566)
                                           -----------------------------------
Total distributions to iShareholders               (2,438,476)      (1,654,566)
                                           -----------------------------------
iSHARES TRANSACTIONS:
  iShares sold                                    242,757,465      375,496,634
  iShares redeemed                                (63,449,865)     (28,664,094)
                                           -----------------------------------
Net increase in net assets from iShares
  transactions                                    179,307,600      346,832,540
                                           -----------------------------------
INCREASE (DECREASE) IN NET ASSETS                   1,529,589      393,120,623

NET ASSETS:
Beginning of period                               457,610,292       64,489,669
                                           -----------------------------------
End of period                              $      459,139,881  $   457,610,292
                                           ===================================
Undistributed net investment income
  included in net assets at end of
  period                                   $          237,594  $       228,480
                                           ===================================
iSHARES ISSUED AND REDEEMED:
  iShares sold                                      2,550,000        4,350,000
  iShares redeemed                                   (800,000)        (350,000)
                                           -----------------------------------
Net increase in iShares outstanding                 1,750,000        4,000,000
                                           ===================================

See notes to financial statements.

Financial statements                                                          61

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)


                                                                     iShares S&P 500 Index Fund
                                                   ------------------------------------------------------------
                                                    Six months                               Period from
                                                       ended                                May 15, 2000/1/
                                                   Sep. 30, 2002           Year ended            to
                                                    (Unaudited)          Mar. 31, 2002      Mar. 31, 2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $      115.00         $      116.24     $      145.24
                                                   ------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.76                  1.39              1.06
  Net realized and unrealized gain (loss)                 (33.26)                (1.25)           (28.98)
                                                   ------------------------------------------------------------
Total from investment operations                          (32.50)                 0.14            (27.92)
                                                   ------------------------------------------------------------
Less distributions from:

  Net investment income                                    (0.77)                (1.38)            (1.01)
  Net realized gain                                            -                     -             (0.07)
                                                   ------------------------------------------------------------
Total distributions                                        (0.77)                (1.38)            (1.08)
                                                   ------------------------------------------------------------
Net asset value, end of period                     $       81.73         $      115.00     $      116.24
                                                   ============================================================
Total return                                              (28.36)%/2/             0.13%           (19.32)%/2/
                                                   ============================================================
Ratios/Supplemental data:
  Net assets, end of period (000s)                 $   3,232,412         $   4,208,946     $   2,876,839
  Ratio of expenses to average net assets/3/                0.09%                 0.09%             0.09%
  Ratio of net investment income to average net
    assets/3/                                               1.54%                 1.27%             1.06%
  Portfolio turnover rate/4/                                   4%                    3%                5%

                                                                    iShares S&P 500/BARRA
                                                                       Growth Index Fund
                                                   ------------------------------------------------------------
                                                      Six months                            Period from
                                                        ended                               May 22, 2000/1/
                                                   Sep. 30, 2002           Year ended           to
                                                    (Unaudited)           Mar. 31,2002     Mar. 31, 2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $       58.82         $       56.61     $       82.15
                                                   ------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.23                  0.43              0.25
  Net realized and unrealized gain (loss)                 (16.74)                 2.19            (25.44)
                                                   ------------------------------------------------------------
Total from investment operations                          (16.51)                 2.62            (25.19)
                                                   ------------------------------------------------------------
Less distributions from:
  Net investment income                                    (0.23)                (0.41)            (0.24)
  Net realized gain                                            -                     -             (0.11)
                                                   ------------------------------------------------------------
Total distributions                                        (0.23)                (0.41)            (0.35)
                                                   ------------------------------------------------------------
Net asset value, end of period                     $       42.08         $       58.82     $       56.61
                                                   ============================================================

Total return                                              (28.12)%/2/             4.64%           (30.75)%/2/
                                                   ============================================================

Ratios/Supplemental data:
  Net assets, end of period (000s)                 $     450,222         $     464,656     $     141,520
  Ratio of expenses to average net assets/3/                0.18%                 0.18%             0.18%
  Ratio of net investment income to average net
    assets/3/                                               1.05%                 0.82%             0.45%
  Portfolio turnover rate/4/                                  10%                   28%               31%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


See notes to financial statements.

62                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                                      iShares S&P 500/BARRA
                                                         Value Index Fund
                                    -----------------------------------------------------------
                                      Six months                                Period from
                                        ended                                May 22, 2000/1/
                                    Sep. 30, 2002            Year ended             to
                                     (Unaudited)           Mar. 31, 2002       Mar. 31, 2001
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $       55.81          $       59.31     $            60.20
                                    -------------          -------------     ------------------
Income from investment operations:
  Net investment income                      0.40                   0.83                   0.65
  Net realized and unrealized
   gain (loss)                             (16.49)                 (3.49)                 (0.78)
                                    -------------          -------------     ------------------
Total from investment operations           (16.09)                 (2.66)                 (0.13)
                                    -------------          -------------     ------------------
Less distributions from:
  Net investment income                     (0.41)                 (0.84)                 (0.61)
  Net realized gain                             -                      -                  (0.15)
                                    -------------          -------------     ------------------
Total distributions                         (0.41)                 (0.84)                 (0.76)
                                    -------------          -------------     ------------------
Net asset value, end of period      $       39.31          $       55.81     $            59.31
                                    =============          =============     ==================

Total return                               (28.94)%/2/             (4.48)%                (0.27)%/2/
                                    =============          =============     ==================

Ratios/Supplemental data:
  Net assets, end of period (000s)  $     544,400          $     586,051     $          367,704
  Ratio of expenses to
    average net assets/3/                    0.18%                  0.18%                  0.18%
  Ratio of net investment
    income to average net
    assets/3/                                1.88%                  1.56%                  1.51%
  Portfolio turnover rate/4/                   13%                    17%                     9%

                                                       iShares S&P Midcap
                                                         400 Index Fund
                                    -----------------------------------------------------------
                                     Six months                                 Period from
                                        ended                                May 22, 2000/1/
                                    Sep. 30, 2002           Year ended              to
                                     (Unaudited)           Mar. 31, 2002       Mar. 31, 2001
-----------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                         $      108.14          $       91.77     $            92.63
                                    -------------          -------------     ------------------
Income from investment operations:
  Net investment income                      0.40                   0.75                   0.72
  Net realized and unrealized
   gain (loss)                             (26.71)                 16.37                  (0.59)
                                    -------------          -------------     ------------------
Total from investment operations           (26.31)                 17.12                   0.13
                                    -------------          -------------     ------------------
Less distributions from:
  Net investment income                     (0.41)                 (0.75)                 (0.69)
  Net realized gain                             -                      -                  (0.30)
                                    -------------          -------------     ------------------
Total distributions                         (0.41)                 (0.75)                 (0.99)
                                    -------------          -------------     ------------------
Net asset value, end of period      $       81.42          $      108.14     $            91.77
                                    =============          =============     ==================

Total return                               (24.38)%/2/           18.75%                  0.04%/2/
                                    =============          =============     ==================

Ratios/Supplemental data:
  Net assets, end of period (000s)  $     594,346          $     605,571     $          156,005
  Ratio of expenses to
    average net assets/3/                    0.20%                  0.20%                  0.20%
  Ratio of net investment
    income to average net
    assets/3/                                0.87%                  0.87%                  0.86%
  Portfolio turnover rate/4/                    4%                    14%                    32%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                          63
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                       iShares S&P MidCap
                                                                           400/BARRA
                                                                       Growth Index Fund
                                                   ----------------------------------------------------------
                                                     Six months                            Period from
                                                       ended                           Jul. 24, 2000/1/
                                                   Sep. 30, 2002         Year ended           to
                                                    (Unaudited)         Mar. 31, 2002     Mar. 31, 2001
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $      117.38          $   101.31        $   135.73
                                                   ----------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.10                0.14              0.01
  Net realized and unrealized gain (loss)                 (30.37)              16.07            (33.95)
                                                   ----------------------------------------------------------
Total from investment operations                          (30.27)              16.21            (33.94)
                                                   ----------------------------------------------------------
Less distributions from:
  Net investment income                                    (0.10)              (0.14)            (0.01)
  Net realized gain                                            -                   -             (0.47)
                                                   ----------------------------------------------------------
Total distributions                                        (0.10)              (0.14)            (0.48)
                                                   ----------------------------------------------------------
Net asset value, end of period                     $       87.01          $   117.38        $   101.31
                                                   ==========================================================
Total return                                              (25.80)%/2/          16.03%           (25.08)%/2/
                                                   ==========================================================

Ratios/Supplemental Data:
  Net assets, end of period (000s)                 $     269,733          $  252,359        $  162,092
  Ratio of expenses to average net assets/3/                0.25%               0.25%             0.25%
  Ratio of net investment income to average net
    assets/3/                                               0.23%               0.15%             0.06%
  Portfolio turnover rate/4/                                  35%                 50%               67%

                                                                        iShares S&P MidCap
                                                                            400/BARRA
                                                                         Value Index Fund
                                                   ----------------------------------------------------------
                                                     Six months                              Period from
                                                       ended                              Jul. 24, 2000/1/
                                                   Sep. 30, 2002           Year ended             to
                                                    (Unaudited)          Mar. 31, 2002      Mar. 31, 2001
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $       98.84          $    82.15        $    72.40
                                                   ----------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.56                1.06              0.78
  Net realized and unrealized gain (loss)                 (23.54)              16.69              9.86
                                                   ----------------------------------------------------------
Total from investment operations                          (22.98)              17.75             10.64
                                                   ----------------------------------------------------------
Less distributions from:
  Net investment income                                    (0.57)              (1.06)            (0.75)
  Net realized gain                                            -                   -             (0.14)
                                                   ----------------------------------------------------------
Total distributions                                        (0.57)              (1.06)            (0.89)
                                                   ----------------------------------------------------------
Net asset value, end of period                     $       75.29          $    98.84        $    82.15
                                                   ==========================================================
Total return                                              (23.33)%/2/          21.79%            14.71%/2/
                                                   ==========================================================

Ratios/Supplemental Data:
  Net assets, end of period (000s)                 $     534,541          $  454,683        $   78,044
  Ratio of expenses to average net assets/3/                0.25%               0.25%             0.25%
  Ratio of net investment income to average
    net assets/3/                                           1.38%               1.43%             1.58%
  Portfolio turnover rate/4/                                   5%                 13%               17%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transaction in Creation Units.

See notes to financial statements.

64                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                    iShares S&P SmallCap
                                                                        600 Index Fund
                                                   -------------------------------------------------------------
                                                     Six months                               Period from
                                                       ended                                May 22, 2000/1/
                                                   Sep. 30, 2002          Year ended                 to
                                                    (Unaudited)         Mar. 31, 2002          Mar. 31, 2001
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $      122.93          $   101.50           $   97.95
                                                   -------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.32                0.57                0.38
  Net realized and unrealized gain
    (loss)                                                (29.73)              21.43                4.63
                                                   -------------------------------------------------------------
Total from investment operations                          (29.41)              22.00                5.01
                                                   -------------------------------------------------------------
Less distributions from:
  Net investment income                                    (0.33)              (0.57)              (0.34)
  Net realized gain                                            -                   -               (1.12)
                                                   -------------------------------------------------------------
Total distributions                                        (0.33)              (0.57)              (1.46)
                                                   -------------------------------------------------------------
Net asset value, end of period                     $       93.19          $   122.93           $  101.50
                                                   =============================================================
Total return                                              (23.96)%/2/          21.74%               5.08%/2/
                                                   =============================================================
Ratios/Supplemental Data:
  Net assets, end of period (000s)                 $   1,020,377          $1,124,812           $ 208,081
  Ratio of expenses to average net
    assets/3/                                               0.20%               0.20%               0.20%
  Ratio of net investment income to average net
    assets/3/                                               0.62%               0.60%               0.61%
  Portfolio turnover rate/4/                                   6%                 16%                 28%

                                                                    iShares S&P SmallCap
                                                                         600/BARRA
                                                                     Growth Index Fund
                                                   -------------------------------------------------------------
                                                     Six months                               Period from
                                                        ended                              Jul. 24, 2000/1/
                                                   Sep. 30, 2002          Year ended              to
                                                    (Unaudited)         Mar. 31, 2002        Mar. 31, 2001
                                                   -------------------------------------------------------------
Net asset value, beginning of period               $       79.78          $    67.91           $   83.34

Income from investment operations:
  Net investment income                                     0.08                0.09                0.00/5/
  Net realized and unrealized gain
    (loss)                                                (17.91)              11.87              (14.81)
                                                   -------------------------------------------------------------
Total from investment operations                          (17.83)              11.96              (14.81)
                                                   -------------------------------------------------------------
Less distributions from:
  Net investment income                                    (0.07)              (0.09)              (0.00)/5/
  Net realized gain                                            -                   -               (0.62)
                                                   -------------------------------------------------------------
Total distributions                                        (0.07)              (0.09)              (0.62)
                                                   -------------------------------------------------------------
Net asset value, end of period                     $       61.88          $    79.78           $   67.91
                                                   =============================================================
Total return                                              (22.36)%/2/        17.60%             (17.86)%/2/
                                                   =============================================================

Ratios/Supplemental Data:
  Net assets, end of period (000s)                 $     232,039          $  191,475           $  27,162
  Ratio of expenses to average net
    assets/3/                                               0.25%               0.25%               0.25%
  Ratio of net investment income to average net
    assets/3/                                               0.25%               0.14%               0.00%/6/
  Portfolio turnover rate/4/                                  28%                 49%                 77%

--------------------------------------------------------------------------------
/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than $0.01.
/5/  Rounds to less than 0.01%.

See notes to financial statements.

Financial Highlights                                                          65
iSHARES TRUST
(For a share outstanding throughout each period)

                                                               iShares S&P SmallCap
                                                                     600/BARRA
                                                                 Value Index Fund
                                             ----------------------------------------------------------------
                                               Six months                                Period from
                                                 ended                                Jul. 24, 2000/1/
                                             Sep. 30, 2002           Year ended              to
                                               (Unaudited)         Mar. 31, 2002        Mar. 31, 2001
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $       94.35         $       75.87       $       68.34
                                             ----------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.34                  0.60                0.43
  Net realized and unrealized gain
    (loss)                                          (24.77)                18.48                7.82
                                             ----------------------------------------------------------------
Total from investment operations                    (24.43)                19.08                8.25
                                             ----------------------------------------------------------------
Less distributions from:
  Net investment income                              (0.35)                (0.60)              (0.38)
  Net realized gain                                      -                     -               (0.34)
                                             ----------------------------------------------------------------
Total distributions                                  (0.35)                (0.60)              (0.72)
                                             ----------------------------------------------------------------
Net asset value, end of period               $       69.57         $       94.35       $       75.87
                                             ================================================================
Total return                                        (25.95)%/2/            25.29%              12.13%/2/
                                             ================================================================

Ratios/Supplemental data:
  Net assets, end of period (000s)           $     459,140         $     457,610       $      64,490
  Ratio of expenses to average net
    assets/3/                                         0.25%                 0.25%               0.25%
  Ratio of net investment income to
    average net assets/3/                             0.88%                 0.92%               0.98%
  Portfolio turnover rate/4/                             5%                   14%                 17%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66                               2002 iShares Semi-Annual Report to Shareholders

Notes to the Financial Statements (Unaudited)

iSHARES TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2002, the Trust offered 59 investment portfolios or funds.

These financial statements relate only to the iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth and iShares S&P SmallCap 600/BARRA Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500/BARRA Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

    DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

Notes to the Financial Statements                                             67
iSHARES TRUST

At March 31, 2002, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

    ----------------------------------------------------------------------------
                                                                           Total
                                   Undistributed   Undistributed   Distributable
    iShares Index Fund           Ordinary Income  Long-Term Gain        Earnings
    ----------------------------------------------------------------------------
    S&P 500                          $ 2,073,501      $        -    $  2,073,501
    S&P 500/BARRA Growth                 187,493               -         187,493
    S&P 500/BARRA Value                  284,367               -         284,367
    S&P MidCap 400                       146,315               -         146,315
    S&P MidCap 400/BARRA Growth           19,364               -          19,364
    S&P MidCap 400/BARRA Value           149,921               -         149,921
    S&P SmallCap 600                     330,527               -         330,527
    S&P SmallCap 600/BARRA Value         221,292               -         221,292
    ----------------------------------------------------------------------------

For the year ended March 31, 2002, the tax characterization of distributions paid was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

    FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2002.

The following Funds had tax basis net capital loss carryforwards at March 31, 2002, the tax year-end of the Funds:

    ----------------------------------------------------------------------------
                                                          Expiring
    iShares Index Fund                                        2010         Total
    ----------------------------------------------------------------------------
    S&P 500                                            $16,570,119   $16,570,119
    S&P 500/BARRA Growth                                 9,841,895     9,841,895
    S&P 500/BARRA Value                                  5,134,741     5,134,741
    S&P MidCap 400                                       4,458,220     4,458,220
    S&P MidCap 400/BARRA Growth                         11,111,322    11,111,322
    S&P MidCap 400/BARRA Value                           1,442,036     1,442,036
    S&P SmallCap 600                                     3,199,196     3,199,196
    S&P SmallCap 600/BARRA Growth                        4,230,989     4,230,989
    S&P SmallCap 600/BARRA Value                         4,241,868     4,241,868
    ----------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever comes first.

68                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

For the six months ended September 30, 2002, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year-end. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2002 are disclosed in the Statements of Operations.

    REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at September 30, 2002.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

    ------------------------------------------------------------
                                                        Advisory
    iShares Index Fund                                       Fee
    ------------------------------------------------------------
    S&P 500                                                 0.09%
    S&P 500/BARRA Growth                                    0.18
    S&P 500/BARRA Value                                     0.18
    S&P MidCap 400                                          0.20
    S&P MidCap 400/BARRA Growth                             0.25
    S&P MidCap 400/BARRA Value                              0.25%
    S&P SmallCap 600                                        0.20
    S&P SmallCap 600/BARRA Growth                           0.25
    S&P SmallCap 600/BARRA Value                            0.25
    ------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

Notes to the Financial Statements                                             69
iSHARES TRUST

Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the six months ended September 30, 2002, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. In management's opinion, all transactions were in compliance with the requirements and restrictions set forth by Rule 17a-7.

As of September 30, 2002, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2002 were as follows:

    --------------------------------------------------------------------
    iShares Index Fund                          Purchases          Sales
    --------------------------------------------------------------------
    S&P 500                                  $139,421,184   $140,133,944
    S&P 500/BARRA Growth                       46,310,763     46,395,710
    S&P 500/BARRA Value                        78,474,247     78,499,845
    S&P MidCap 400                             26,993,981     25,009,447
    S&P MidCap 400/BARRA Growth               105,032,630    105,068,608
    S&P MidCap 400/BARRA Value                 26,504,009     25,902,808
    S&P SmallCap 600                           70,605,529     70,163,004
    S&P SmallCap 600/BARRA Growth              64,819,396     64,762,454
    S&P SmallCap 600/BARRA Value               29,554,569     35,722,392
    --------------------------------------------------------------------

70                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

In-kind transactions for the six months ended September 30, 2002 were as follows:

    ----------------------------------------------------------------------
                                                    In-kind        In-kind
    iShares Index Fund                            Purchases          Sales
    ----------------------------------------------------------------------
    S&P 500                                  $1,020,614,589   $676,658,537
    S&P 500/BARRA Growth                        180,256,295     39,260,719
    S&P 500/BARRA Value                         279,044,376    100,139,696
    S&P MidCap 400                              202,397,219     41,887,241
    S&P MidCap 400/BARRA Growth                 196,409,403     81,643,345
    S&P MidCap 400/BARRA Value                  319,541,800     86,174,581
    S&P SmallCap 600                            561,584,366    326,127,678
    S&P SmallCap 600/BARRA Growth               129,104,914     26,071,663
    S&P SmallCap 600/BARRA Value                330,967,118    145,637,638
    ----------------------------------------------------------------------

At September 30, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    --------------------------------------------------------------------------------------------------
                                              Tax       Unrealized        Unrealized    Net Unrealized
    iShares Index Fund                       Cost     Appreciation      Depreciation      Depreciation
    --------------------------------------------------------------------------------------------------
    S&P 500                        $5,034,827,352      $40,760,913   $(1,793,945,354)  $(1,753,184,441)
    S&P 500/BARRA Growth              596,781,431        4,250,453      (149,101,580)     (144,851,127)
    S&P 500/BARRA Value               798,892,434        4,474,317      (248,493,443)     (244,019,126)
    S&P MidCap 400                    785,370,594       25,397,272      (165,028,038)     (139,630,766)
    S&P MidCap 400/BARRA Growth       359,489,256        6,087,145       (71,157,019)      (65,069,874)
    S&P MidCap 400/BARRA Value        691,368,458       11,113,526      (127,253,654)     (116,140,128)
    S&P SmallCap 600                1,406,110,228       27,329,622      (314,285,043)     (286,955,421)
    S&P SmallCap 600/BARRA Growth     296,393,794        8,518,302       (50,638,713)      (42,120,411)
    S&P SmallCap 600/BARRA Value      634,610,374        8,004,018      (143,945,697)     (135,941,679)
    --------------------------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

At September 30, 2002, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

Notes to the Financial Statements                                             71
iSHARES TRUST

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2002, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at September 30, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.  LEGAL PROCEEDINGS

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent, which allegedly covers a mechanism for continuous pricing of exchange traded funds. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of two involving related issues. The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

72                               2002 iShares Semi-Annual Report to Shareholders

Notes:

Notes                                                                         73

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

Broad Market                                                           Fixed Income
iShares Dow Jones U.S. Total Market Index Fund (IYY)                   iShares Lehman 1-3 Year Treasury Bond Fund (SHY)
iShares Russell 3000 Index Fund (IWV)                                  iShares Lehman 7-10 Year Treasury Bond Fund (IEF)
iShares Russell 3000 Growth Index Fund (IWZ)                           iShares Lehman 20+ Year Treasury Bond Fund (TLT)
iShares Russell 3000 Value Index Fund (IWW)                            iShares GS $ InvesTop/TM/ Corporate Bond Fund (LQD)

Large Cap                                                              Global Sector
iShares Russell 1000 Index Fund (IWB)                                  iShares S&P Global Energy Sector Index Fund (IXC)
iShares Russell 1000 Growth Index Fund (IWF)                           iShares S&P Global Financials Sector Index Fund (IXG)
iShares Russell 1000 Value Index Fund (IWD)                            iShares S&P Global Healthcare Sector Index Fund (IXJ)
iShares S&P 100 Index Fund (OEF)                                       iShares S&P Global Technology Sector Index Fund (IXN)
iShares S&P 500 Index Fund (IVV)                                       iShares S&P Global Telecommunications Sector Index Fund (IXP)
iShares S&P 500/BARRA Growth Index Fund (IVW)
iShares S&P 500/BARRA Value Index Fund (IVE)                           International/Broad Market
                                                                       iShares MSCI EAFE Index Fund (EFA)
Mid Cap
iShares Russell Midcap Index Fund (IWR)                                International/Regional
iShares Russell Midcap Growth Index Fund (IWP)                         iShares MSCI EMU Index Fund (EZU)
iShares Russell Midcap Value Index Fund (IWS)                          iShares MSCI Pacific ex-Japan Index Fund (EPP)
iShares S&P MidCap 400 Index Fund (IJH)                                iShares S&P Europe 350 Index Fund (IEV)
iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)
iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)                    International/Developed Country
                                                                       iShares MSCI Australia Index Fund (EWA)
Small Cap                                                              iShares MSCI Austria Index Fund (EWO)
iShares Russell 2000 Index Fund (IWM)                                  iShares MSCI Belgium Index Fund (EWK)
iShares Russell 2000 Growth Index Fund (IWO)                           iShares MSCI Canada Index Fund (EWC)
iShares Russell 2000 Value Index Fund (IWN)                            iShares MSCI France Index Fund (EWQ)
iShares S&P SmallCap 600 Index Fund (IJR)                              iShares MSCI Germany Index Fund (EWG)
iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)                 iShares MSCI Hong Kong Index Fund (EWH)
iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)                  iShares MSCI Italy Index Fund (EWI)
                                                                       iShares MSCI Japan Index Fund (EWJ)
Sector & Industry                                                      iShares MSCI Netherlands Index Fund (EWN)
iShares Cohen & Steers Realty Majors Index Fund (ICF)                  iShares MSCI Singapore Index Fund (EWS)
iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)         iShares MSCI Spain Index Fund (EWP)
iShares Dow Jones U.S. Chemicals Index Fund (IYD) *                    iShares MSCI Sweden Index Fund (EWD)
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)       iShares MSCI Switzerland Index Fund (EWL)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK)   iShares MSCI United Kingdom Index Fund (EWU)
iShares Dow Jones U.S. Energy Sector Index Fund (IYE)                  iShares S&P/TOPIX 150 Index Fund (ITF)
iShares Dow Jones U.S. Financial Sector Index Fund (IYF)               iShares S&P/TSE 60 Index Fund (IKC) *
iShares Dow Jones U.S. Financial Services Index Fund (IYG)
iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)              International/Emerging Country
iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)              iShares MSCI Brazil Index Fund (EWZ)
iShares Dow Jones U.S. Internet Index Fund (IYV) *                     iShares MSCI Malaysia Index Fund (EWM)
iShares Dow Jones U.S. Real Estate Index Fund (IYR)                    iShares MSCI Mexico Index Fund (EWW)
iShares Dow Jones U.S. Technology Sector Index Fund (IYW)              iShares MSCI South Korea Index Fund (EWY)
iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)      iShares MSCI Taiwan Index Fund (EWT)
iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)               iShares S&P Latin America 40 Index Fund (ILF)
iShares Goldman Sachs Natural Resources Index Fund (IGE)
iShares Goldman Sachs Networking Index Fund (IGN)                      Global/Broad Market
iShares Goldman Sachs Semiconductor Index Fund (IGW)                   iShares S&P Global 100 Index Fund (IOO)
iShares Goldman Sachs Software Index Fund (IGV)
iShares Goldman Sachs Technology Index Fund (IGM)                      * Fund Termination and Liquidation Anticipated On December
iShares Nasdaq Biotechnology Index Fund (IBB)                            13, 2002.

This advertising section does not constitute part of the 2002 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers.
"GS $ InvesTop/TM/," "GS $ InvesTop/TM/ Index," "GS $ Investment Grade Index/TM/" and "Goldman Sachs/(R)/" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop/TM/ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

74                               2002 iShares Semi-annual Report to Shareholders
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investors Bank & Trust Company serves as administrator,custodian, securities lending agent and transfer agent.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2002 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

                                    [GRAPHIC]

  iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                1-800-iShares (474-2737)        www.iShares.com

                                                                 BGI-F-007-03002
                                                                      iShares(R)
                    2002 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               September 30, 2002

                                   [PICTURE]
                      INDUSTRIAL STRENGTH INVESTMENT TOOLS

                         iSHARES RUSSELL 3000 INDEX FUND
                     iSHARES RUSSELL 3000 GROWTH INDEX FUND
                      iSHARES RUSSELL 3000 VALUE INDEX FUND
                        iSHARES RUSSELL MIDCAP INDEX FUND
                    iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
                     iSHARES RUSSELL MIDCAP VALUE INDEX FUND

Table of Contents

Shareholder Letter.......................................................     1
Market Overview..........................................................     3
Managers' Discussion & Analysis..........................................     6
Schedules of Investments.................................................    10
  iShares Russell 3000 Index Fund........................................    10
  iShares Russell 3000 Growth Index Fund.................................    49
  iShares Russell 3000 Value Index Fund..................................    73
  iShares Russell Midcap Index Fund......................................   100
  iShares Russell Midcap Growth Index Fund...............................   111
  iShares Russell Midcap Value Index Fund................................   117
Financial Statements.....................................................   125
Financial Highlights.....................................................   129
Notes to the Financial Statements........................................   132
iShares Family of Funds..................................................   138

To Our Shareholders

While the second half of 2001 was a difficult period for us all, 2002 has also been a time of tumultuous market events. As a whole, the past year has seen scores of layoffs, company closings, and corporate accounting scandals in the wake of the emotional shock of September 11.

The past year has been truly remarkable for iShares considering the market environment. By the close of our second fiscal year, most traditional mutual funds had shrunk in size, hundreds had shut down entirely,/1/ and plans for dozens of new ones were quietly put on hold.

However, iShares has followed a very different course. Instead of shrinking in size, iShares' assets under management grew to over $24 billion as of September 30, 2002. In fact, the iShares family of funds became the nation's third fastest growing family of equity funds/2/ during the period June 2001 through June 2002, surpassing some of the most established and best-known mutual fund groups.

In July, iShares celebrated another milestone: the launch of the first-ever fixed income exchange traded funds. These four fixed income iShares funds -- three bond funds based on Lehman U.S. Treasury indexes, and one based on a Goldman Sachs(R) corporate bond index -- were greeted with an enthusiastic reception from the investment community. These new funds attracted $3 billion in assets in their first week of trading. That is an impressive beginning considering that total inflows for all U.S. bond mutual funds combined was $50 billion for the first six months of 2002./3/

With a total of 81 different funds, iShares now gives its investors nearly four times more ways to structure their portfolios than any other provider of exchange traded funds (ETFs). Total assets under management for all iShares funds have grown tenfold since they were first launched in May 2000. We believe this is a result of investors and their advisors recognizing that iShares are not merely an investment choice, but an important investment tool.

At BGI we consider the iShares family of funds "industrial strength" for four simple reasons. We think you should keep these reasons in mind when you and your advisor meet to discuss your investment objectives, and then evaluate, and perhaps rebalance your portfolio.

First, iShares strive to obtain a fundamental goal of institutional investing: taking less of a bite out of a fund's returns. iShares seek to achieve this by minimizing capital gains distributions and management fees. These are not insignificant savings. It's estimated that between 1994 and 1999, investors in diversified U.S. stock funds lost, on average, 15% of their annual gains to taxes./4/ iShares, on the other hand, are managed in a way that keeps capital gains distributions to a minimum. For example, during the calendar year 2001 none of the domestic iShares funds distributed any capital gains./5/ Additionally, the fees charged by the iShares Funds are typically about half of other actively managed mutual funds./6/

Second, iShares embody a key tactic of institutional investors: uncomplicated diversification. The benefits of diversification, as compared to picking individual stocks, are well documented. Although it's possible to diversify a portfolio by hand-selecting a wide variety of securities, to do it effectively is complicated and time-consuming. This is a reason why $1.56 trillion in institutional assets/7/ are invested in index funds.

_____________________
/1/John Hechinger, Hey, Where Did My Mutual Fund Go?, The Wall Street Journal, April 17, 2002.
/2/Financial Research Corporation (FRC) database, BGI analysis.
/3/Financial Research Corporation (FRC) database, BGI analysis.
/4/Jonathan Clements, Fund Distributions are a Taxing Problem; How the Tax Man Dines on Your Funds, The Wall Street Journal, August 1999.
/5/Past performance is no guarantee of future results. There can be no assurance that iShares will not generate capital gains distributions in the future. /6/Source: Morningstar Principia, BGI analysis 6/01.
/7/Source: Pensions & Investments, 5/27/02.

Shareholder Letter                                                             1

Third, iShares embody a key strategy of institutional investors: Modular Asset Allocation. Each iShare fund focuses on a very specific slice of the equity and fixed income markets. With so many different iShares to choose from, investors have tremendous flexibility in structuring their portfolios to meet specific needs.

The fourth reason iShares are "industrial strength" is that they are advised by Barclays Global Investors, one of the world's largest institutional asset managers./8/ BGI manages money for over two thousand institutional clients around the world. Also, BGI has a longer index-based investing track record than any other fund manager. In fact, over thirty years ago it was BGI that created the world's first index strategy.

Throughout the coming year we will be working closely with the financial advisor community to introduce innovative strategies and structures that we have developed for their clients' portfolios. And we continue to enhance and improve the tools, data and resources on our Web site. If you haven't visited www.iShares.com in a while, we invite you to do so and learn more about iShares. In fact, Forbes Magazine named iShares.com "Best of the Web" among all ETF sites./9/

We think you'll agree everything about iShares really is industrial strength. On behalf of the iShares family of funds and our colleagues at BGI, we thank you for making iShares a part of your portfolio, and look forward to meeting your needs in the year ahead.

    /s/ Garrett F. Bouton                        /s/ Lee T. Kranefuss
    Garrett F. Bouton                            Lee T. Kranefuss
    President and Chairman of the                Vice President of Ishares Trust
    Board of Trustees of iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI. For complete information, including charges and expenses, request a prospectus by calling 1-800-iSHARES (1-800-474-2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Mutual funds and iShares are obliged to distribute portfolio gains to shareholders by year-end. These gains may be generated due to index rebalancing or to meet diversification requirements. Your own iShares trading, too, will generate tax consequences and transaction expenses. Certain traditional mutual funds can be tax efficient as well. Past performance does not guarantee future results.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

_____________________
/8/Source: Pensions & Investments, 5/27/02.
/9/Forbes Winter 2001.

2                                2002 iShares Semi-Annual Report to Shareholders

Market Overview

U.S. Equity Markets

U.S. equities fell heavily in the six months under review. Stocks rallied briefly in August, but this proved to be yet another false dawn. By the end of September, the broader market indices were back languishing at six-year lows. These latest falls mean that the S&P 500 Index has almost halved in value since its peak two years ago, and some sectors, notably telecommunications and technology, have lost considerably more than that. The current bear market is now on par with the 1970s bear market in terms of the scale of decline. However, in terms of duration, this is already the longest bear market in 60 years.

With hindsight, many believe equities had become significantly overvalued during the technology bubble. Therefore, some correction was inevitable, but a number of factors have added to the gloom this year. Chief among these were the corporate accounting scandals. Sadly, these were not confined to one errant corporation but spread among many. As a result, investors have not only had to contend with a severe profits recession, but learn how to differentiate real from virtual profits. It is little wonder, given such profound uncertainties, that investors have been applying larger risk premiums to their equity valuations.

This year's further collapse in share prices, in turn, has taken a toll on investor confidence and the wider economy. The Federal Reserve Board (the "Fed") has done a remarkable job in keeping the economy moving both before and after the events of September 11. Manufacturing has been in a deep recession, but the broader economy has held up reasonably well so far. This has been due largely to continued resilient consumer spending fueled by low interest rates and a buoyant housing market. However, even with interest rates at 40-year lows, industrial production has fallen since the summer and business investment has been cut. The danger has been that, after showing some improvement earlier this year, the manufacturing sector may relapse, causing the economy to suffer a so-called "double-dip" recession.

If these factors were not enough, investors also have had to contend with the prospect of a second Gulf War. Such geopolitical risk adds greatly to market uncertainties, while the higher oil price sparked by war fears could further slow economic recovery. Against this background, forecasts for economic growth have been cut back. With profits statements remaining uniformly downbeat, investors have had little incentive to raise their risk appetite, preferring instead to seek the relative safety of bonds and cash.

U.S. Fixed Income Markets

For all the reasons equity prices have dropped this year, bond prices have risen. Due to the inverse relationship between bond prices and bond yields, yields have fallen during the period. By the end of the six-month period, yields on the 30-year bond were at the lowest levels recorded since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries had fallen to their lowest levels since 1958. The threat of war, the diminishing prospect of sustained economic recovery and the sheer distrust of equities in the corporate climate have all added to the relative attractiveness of bonds. The spike in oil prices to 19-month highs may in the past have raised the unwelcome specter of inflation and thus have been harmful to bonds. But in the low inflation environment of the reporting period, producers have had much greater difficulty passing on price increases. Therefore, rising oil prices have been much more likely to bear down on demand as consumers have absorbed higher oil prices by cutting expenditure on other discretionary purchases.

There were no changes to the targeted federal funds rate over the period, but the Fed's policy bias seemed to shift toward one of greater ease over the summer as equity prices tumbled and doubts about the strength of the economic recovery accumulated. This perceived shift helped to drag bond yields lower, particularly at the short end of the curve. So far, the prospect of increased bond supply on the back of an escalating federal budget deficit has had only limited impact on investor enthusiasm for U.S. Treasuries.

International Equity Markets

The decline in U.S. equities over the period was echoed to a greater or lesser extent in markets around the world. Though the accounting scandals were confined largely to the U.S., the negative effect on investor confidence was global. The hesitant nature of the U.S. economic

Market Overview                                                                3
recovery also has had ramifications around the globe, while geopolitical risk in the Middle East and rising oil prices have affected all markets.

In Europe, economic growth has been particularly sluggish, with the German economy most seriously affected by the downturn in international trade. However, it is not just a squeeze on exports that has dampened growth. Domestic demand has fallen due to lower business investment. Consumers, too, have been reluctant to spend. High unemployment has affected large parts of the eurozone and there have been growing doubts that the operation of a single monetary policy offers sufficient flexibility to tackle the problem. Room for policy maneuver has been further constrained by the Stability and Growth Pact, which was adopted in 1997 when the monetary union was being established and limits the size of budget deficits across the zone.

While UK equities have also fallen heavily with concerns over the pensions industry and the solvency of the insurance sector, the economy has fared somewhat more favorably, helped by a more expansive fiscal policy and a strong housing market which, like the U.S., has supported consumer confidence and spending.

Japanese equities plumbed new depths over the period with the Nikkei Dow Index recording a 19-year low. Concern has again focused on the stability of the banking system and the mountain of bad debts that continued to undermine the efficient functioning of the economy. Japanese consumer prices have now fallen for three years in a row. Such deflation has raised the real value of debt and reduced the effectiveness of monetary policy. Meanwhile the government has continued to balk at the large-scale injection of public funds deemed necessary to put the banking system back on a sounder footing.

/S/ Francis Enderle
Francis Enderle
Chief Investment Officer, Global Indexing

4                                2002 iShares Semi-Annual Report to Shareholders

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES RUSSELL 3000 INDEX FUNDS
Performance as of 9/30/02

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 9/30/02        Inception to 9/30/02       Inception to 9/30/02
                           -------------------------  -------------------------  -------------------------
iSHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
Russell 3000               (19.09)% (19.31)% (18.66)% (18.70)% (18.79)% (18.53)% (38.67)% (38.82)% (38.35)%
Russell 3000 Growth        (22.56)% (22.64)% (22.03)% (34.13)% (34.20)% (33.98)% (59.91)% (60.00)% (59.71)%
Russell 3000 Value         (16.09)% (16.20)% (15.74)%  (9.01)%  (9.09)%  (8.82)% (18.67)% (18.82)% (18.30)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00, 07/28/00 and 07/28/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout

                               RUSSELL 3000 INDEX

                                  [PIE CHART]

                    Consumer Discretionary      13.62%
                    Consumer Staples             9.38%
                    Energy                       5.82%
                    Financials                  22.02%
                    Health Care                 15.77%
                    Industrials                 11.35%
                    Information Technology      12.42%
                    Materials                    3.01%
                    Telecommunication Services   3.33%
                    Utilities                    3.28%


                           RUSSELL 3000 GROWTH INDEX

                                  [PIE CHART]

                    Consumer Discretionary      15.12%
                    Consumer Staples            11.71%
                    Energy                       1.46%
                    Financials                  10.50%
                    Health Care                 26.98%
                    Industrials                 13.28%
                    Information Technology      19.71%
                    Materials                    0.67%
                    Telecommunication Services   0.44%
                    Utilities                    0.13%


                            RUSSELL 3000 VALUE INDEX

                                  [PIE CHART]

                    Consumer Discretionary      12.08%
                    Consumer Staples             6.98%
                    Energy                      10.32%
                    Financials                  33.93%
                    Health Care                  4.19%
                    Industrials                  9.36%
                    Information Technology       4.89%
                    Materials                    5.41%
                    Telecommunication Services   6.31%
                    Utilities                    6.53%

6                                2002 iShares Semi-Annual Report to Shareholders

The iShares Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index. For the six-month period ended September 30, 2002 (the "reporting period"), the Index declined 28.06%. The iShares Russell 3000 Growth Index Fund and iShares Russell 3000 Value Index Fund seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell 3000 Index, as measured by the Russell 3000 Growth Index and the Russell 3000 Value Index, respectively. During the reporting period, the Russell 3000 Growth Index declined 31.10% and the Russell 3000 Value Index declined 25.47%. For the same period, the iShares Russell 3000 Index Fund declined 28.06%; the iShares Russell 3000 Growth Index Fund was down 31.15% and the iShares Russell 3000 Value Index Fund declined 25.47%.

Market-weary investors found no relief during the reporting period. The same themes that had weighed on equity markets in recent quarters continued relentlessly, eroding investor confidence and driving down stock prices. Economic news continued to portray an economy not yet out of the throes of recession: although GDP growth for the first quarter of 2002 was a heady 6.1%, the second quarter GDP growth was a much slower 1.3%. Consumer spending, which had been a bright spot on the economic landscape, appeared to have peaked. Labor markets remained soft, and the dollar continued its slide against major foreign currencies. Investigations into corporate governance problems expanded to include even more companies. Corporations continued to announce layoffs and issue earnings warnings at a steady rate. As tensions in the Middle East mounted, a possible invasion of Iraq further clouded the outlook for economic recovery.

Every major industry group within the Russell 3000 Index posted double-digit losses over the reporting period. Technology-related groups suffered the largest declines: information technology (12.42% of the Index as of September 30, 2002) lost 46.70%, while telecommunications services (3.33% of the Index as of September 30, 2002) fell 43.76%. Utilities (3.28% of the Index as of
September 30, 2002) declined 31.73%, consumer discretionary stocks (13.62% of the Index as of September 30, 2002) fell 27.47%, and materials (3.01% of the Index as of September 30) lost 25.32%. The best performing group was consumer staples (9.38% of the Index), which fell 14.12%.

Within the Index's ten largest holdings, Citigroup (1.83% of the Index as of September 30, 2002) registered the biggest loss over the reporting period with a decline of 35.44%. General Electric, the largest Index holding at 2.93% of the Index as of September 30, declined 33.34%. Microsoft (2.34% of the Index as of September 30, 2002) fell 27.47%, Pfizer (2.17% of the Index as of September 30,
2002) fell 26.43%, and Exxon Mobil (2.59% of the Index as of September 30) lost 26.33%. Out of the Index's ten largest holdings, the sole company finishing the reporting period in positive territory was Procter & Gamble (1.39% of the Index), which managed to eke out a 0.91% return.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iSHARES RUSSELL Midcap INDEX FUNDS
Performance as of 9/30/02

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  --------------------------
                              Year Ended 9/30/02        Inception to 9/30/02       Inception to 9/30/02
                           -------------------------  -------------------------  --------------------------
iSHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
Russell Midcap              (8.99)%  (8.75)%  (8.90)% (19.58)% (19.59)% (19.53)% (23.15)% (23.15)% (23.12)%
Russell Midcap Growth      (15.67)% (15.54)% (15.36)% (29.89)% (29.91)% (29.69)% (34.89)% (34.91)% (34.70)%
Russell Midcap Value        (5.46)%  (5.33)%  (5.40)% (13.56)% (13.61)% (13.50)% (16.14)% (16.20)% (16.10)%
-----------------------------------------------------------------------------------------------------------

"Total returns for the period since inception" are calculated from the inception date of each Fund (07/17/01, 07/17/01 and 07/17/01, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (07/20/01, 07/20/01 and 07/20/01, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


                                Sector Breakout

                              RUSSELL MIDCAP INDEX

                                  [PIE CHART]

                    Consumer Discretionary      19.00%
                    Consumer Staples             4.09%
                    Energy                       5.77%
                    Financials                  21.39%
                    Health Care                 12.75%
                    Industrials                 11.50%
                    Information Technology      11.28%
                    Materials                    5.72%
                    Telecommunication Services   1.07%
                    Utilities                    7.43%


                          RUSSELL MIDCAP GROWTH INDEX

                                  [PIE CHART]

                    Consumer Discretionary      22.38%
                    Consumer Staples             4.08%
                    Energy                       4.41%
                    Financials                   6.16%
                    Health Care                 25.15%
                    Industrials                 14.03%
                    Information Technology      19.53%
                    Materials                    2.56%
                    Telecommunication Services   1.33%
                    Utilities                    0.37%


                           RUSSELL MIDCAP VALUE INDEX

                                  [PIE CHART]

                    Consumer Discretionary      16.65%
                    Consumer Staples             4.10%
                    Energy                       6.72%
                    Financials                  32.00%
                    Health Care                  4.12%
                    Industrials                  9.73%
                    Information Technology       5.54%
                    Materials                    7.92%
                    Telecommunication Services   0.88%
                    Utilities                   12.34%

8                                2002 iShares Semi-Annual Report to Shareholders

The iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index. For the six-month period ended September 30, 2002 (the "reporting period"), the Index declined 25.50%. The iShares Russell Midcap Growth Index Fund and iShares Russell Midcap Value Index Fund seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell Midcap Index, as measured by the Russell Midcap Growth Index and the Russell Midcap Value Index, respectively. During the reporting period, the Russell Midcap Growth Index declined 32.30% and the Russell Midcap Value Index declined 21.79%. For the reporting period, the iShares Russell Midcap Index Fund declined 25.44%; the iShares Russell Midcap Growth Index Fund was down 32.35% and the iShares Russell Midcap Value Index Fund declined 21.73%.

Equity markets continued to face downward pressure during the reporting period. The economic outlook still failed to show clear signs of recovery: a strong first quarter GDP growth figure of 6.1% gave cause for optimism, but was followed by a tepid 1.3% figure for the second quarter. Manufacturing activity slowed, and the economy created fewer jobs than had been anticipated. The dollar continued to slide against major foreign currencies. Notably, consumer confidence, which had risen strongly following the September 11, 2001 attacks, appeared to have peaked during the reporting period. Consumer confidence provides indications of consumer spending levels, which generally represent two-thirds of GDP.

Within Corporate America, the picture remained bleak as companies increasingly missed their earnings targets. And, as Americans marked the one-year anniversary of the tragic events of last September 11, continued geopolitical tension and the threat of war in the Middle East heightened, contributing to stock market jitters. As the possibility of an invasion in Iraq raised concerns about supply of oil from the area, the price of oil surged to more than $30 per barrel. In response to economic conditions, the Federal Reserve Board left rates unchanged during the period.

The widespread decline in equities left no industry group untouched, but growth-oriented technology areas bore the brunt of the declines. Within the Russell Midcap Index, information technology (11.28% of the Index as of September 30, 2002) declined 53.00%, and telecommunications services (1.07% of the Index as of September 30, 2002) fell 39.27%. Utilities (7.43% of the Index as of September 30, 2002) lost 26.82%, industrials (11.50% of the Index as of September 30, 2002) fell 25.04%, and materials (5.72% of the Index as of September 30, 2002) declined 24.14%. Reflecting the decline in consumer confidence, consumer discretionary (19.00% of the Index as of September 30) and consumer staples (4.09% of the Index as of September 30) fell 21.57% and 10.73%, respectively.

In terms of the Index's ten largest individual holdings, performance was mixed over the reporting period. The largest holding, Wellpoint Health Networks (0.56% of the Index as of September 30) gained 15.12%. Intuit (0.46% of the Index as of September 30, 2002) gained 18.69%. Anthem (0.48% of the Index as of September
30) returned 12.91%. On the negative side, Praxair (0.44% of the Index as of September 30) fell 13.94%, and FirstEnergy (0.44% of the Index) lost 11.52%.

Managers' Discussion & Analysis                                                9

Schedule of Investments (Unaudited)

iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS - 99.86%
-------------------------------------------------------------------
General Electric Co.                          824,646  $ 20,327,524
Exxon Mobil Corp.                             562,728    17,951,023
Microsoft Corp./1/                            371,553    16,251,728
Pfizer Inc.                                   518,232    15,039,093
Johnson & Johnson                             249,878    13,513,402
Citigroup Inc.                                427,198    12,666,421
Wal-Mart Stores Inc.                          226,018    11,129,126
American International Group Inc.             190,865    10,440,315
Procter & Gamble Co.                          107,880     9,642,314
Merck & Co. Inc.                              187,967     8,591,972
International Business Machines Corp.         142,072     8,295,584
Bank of America Corp.                         127,790     8,153,002
Coca-Cola Co. (The)                           168,357     8,074,402
Intel Corp.                                   554,908     7,707,672
Philip Morris Companies Inc.                  177,528     6,888,086
Wells Fargo & Company                         141,907     6,834,241
Cisco Systems Inc./1/                         607,269     6,364,179
Verizon Communications Inc.                   225,995     6,201,303
ChevronTexaco Corp.                            88,646     6,138,736
SBC Communications Inc.                       277,240     5,572,524
PepsiCo Inc.                                  146,752     5,422,486
Viacom Inc. "B"/1/                            129,397     5,247,048
Abbott Laboratories                           129,577     5,234,911
Home Depot Inc.                               195,097     5,092,032
Fannie Mae                                     82,650     4,920,981
Lilly (Eli) and Co.                            79,935     4,423,603
Dell Computer Corp./1/                        187,777     4,414,637
Medtronic Inc.                                100,866     4,248,476
Pharmacia Corp.                               107,339     4,173,340
AOL Time Warner Inc./1/                       355,644     4,161,035
Amgen Inc./1/                                  98,015     4,087,225
Bristol-Myers Squibb Co.                      160,828     3,827,706
AT&T Corp.                                    316,785     3,804,588
Wachovia Corp.                                113,675     3,716,036
Anheuser-Busch Companies Inc.                  72,848     3,686,109
Bank One Corp.                                 97,561     3,648,781
3M Co.                                         32,355     3,558,079
Wyeth                                         110,123     3,501,911
Freddie Mac                                    57,646     3,222,411
JP Morgan Chase & Co.                         165,370     3,140,376
Morgan Stanley                                 91,452     3,098,394
American Express Co.                           97,917     3,053,052
Du Pont (E.I.) de Nemours & Co.                82,542     2,977,290
U.S. Bancorp                                  158,713     2,948,888
BellSouth Corp.                               155,625     2,857,275
Oracle Corp./1/                               342,131     2,689,150
Lowe's Companies Inc.                          64,439     2,667,775
Hewlett-Packard Co.                           224,737     2,622,681
Walgreen Co.                                   85,040     2,615,830
Gillette Co. (The)                             87,772     2,598,051
Fifth Third Bancorp                            42,413     2,596,948
ConocoPhillips                                 56,162     2,596,931
Schering-Plough Corp.                         121,730     2,595,284
Walt Disney Co. (The)                         169,472     2,565,806
Washington Mutual Inc.                         80,927     2,546,773
Colgate-Palmolive Co.                          45,474     2,453,322
Kimberly-Clark Corp.                           43,109     2,441,694
Merrill Lynch & Co. Inc.                       71,314     2,349,796
Cardinal Health Inc.                           37,490     2,331,878
Boeing Co. (The)                               66,437     2,267,495
Target Corp.                                   75,363     2,224,716
United Technologies Corp.                      39,266     2,218,136
Texas Instruments Inc.                        144,076     2,128,003
Allstate Corp. (The)                           58,883     2,093,291
Dow Chemical Co. (The)                         75,399     2,059,147
United Parcel Service Inc.                     32,369     2,024,034
Lockheed Martin Corp.                          31,098     2,011,108
Tenet Healthcare Corp./1/                      40,597     2,009,552
UnitedHealth Group Inc.                        22,591     1,970,387
HCA Inc.                                       40,906     1,947,535
Motorola Inc.                                 188,735     1,921,322
Marsh & McLennan Companies Inc.                45,466     1,893,204
McDonald's Corp.                              105,621     1,865,267
General Motors Corp. "A"                       46,603     1,812,857
Automatic Data Processing Inc.                 51,568     1,793,019
First Data Corp.                               63,481     1,774,294
FleetBoston Financial Corp.                    87,002     1,768,751
QUALCOMM Inc./1/                               64,037     1,768,702
Bank of New York Co. Inc. (The)                60,426     1,736,643

10                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Southern Co.                                   58,542  $  1,684,839
Comcast Corp. "A"/1/                           78,653     1,640,702
MBNA Corp.                                     88,221     1,621,502
Gannett Co. Inc.                               22,192     1,601,819
Applied Materials Inc./1/                     136,338     1,574,704
Sysco Corp.                                    55,195     1,566,986
Liberty Media Corp. "A"/1/                    215,653     1,548,389
Emerson Electric Co.                           35,070     1,540,976
Baxter International Inc.                      49,961     1,526,309
Clear Channel Communications Inc./1/           42,784     1,486,744
Ford Motor Company                            150,653     1,476,399
Honeywell International Inc.                   67,939     1,471,559
Kohls Corp./1/                                 24,172     1,469,899
National City Corp.                            50,612     1,443,960
BB&T Corp.                                     39,869     1,397,010
Prudential Financial Inc./1/                   48,792     1,393,500
Alcoa Inc.                                     70,365     1,358,044
General Mills Inc.                             30,517     1,355,565
Duke Energy Corp.                              68,933     1,347,640
International Paper Co.                        40,167     1,341,176
Goldman Sachs Group Inc. (The)                 20,079     1,325,816
AFLAC Inc.                                     43,093     1,322,524
Exelon Corp.                                   26,827     1,274,282
SunTrust Banks Inc.                            20,712     1,273,374
FedEx Corp.                                    24,762     1,239,833
General Dynamics Corp.                         15,056     1,224,504
Costco Wholesale Corp./1/                      37,763     1,222,388
Union Pacific Corp.                            20,964     1,213,187
Sara Lee Corp.                                 65,287     1,194,099
Dominion Resources Inc.                        23,096     1,171,660
Harley-Davidson Inc.                           25,213     1,171,144
SLM Corp.                                      12,183     1,134,725
Waste Management Inc.                          48,079     1,121,202
ConAgra Foods Inc.                             44,784     1,112,882
Forest Laboratories Inc. "A"/1/                13,348     1,094,669
Illinois Tool Works Inc.                       18,506     1,079,455
Household International Inc.                   38,044     1,077,026
Travelers Property Casualty
  Corp. "B"/1/                                 78,929     1,067,909
Caterpillar Inc.                               28,666     1,066,949
State Street Corp.                             27,130     1,048,303
Alltel Corp.                                   25,925     1,040,370
Northrop Grumman Corp.                          8,125     1,007,825
Lehman Brothers Holdings Inc.                  20,330       997,187
PNC Financial Services Group                   23,581       994,411
McGraw-Hill Companies Inc. (The)               16,148       988,581
Heinz (H.J.) Co.                               29,241       975,772
Cendant Corp./1/                               90,381       972,500
Raytheon Co.                                   32,983       966,402
Mellon Financial Corp.                         36,690       951,372
Kroger Co./1/                                  66,128       932,405
TXU Corp.                                      22,200       925,962
Anadarko Petroleum Corp.                       20,698       921,889
Sears, Roebuck and Co.                         23,547       918,333
Avon Products Inc.                             19,605       903,790
Deere & Co.                                    19,800       899,910
Equity Office Properties Trust                 34,726       896,625
Safeway Inc./1/                                40,008       892,178
WellPoint Health Networks Inc./1/              12,088       886,050
KeyCorp                                        35,451       885,211
Occidental Petroleum Corp.                     31,162       884,378
Omnicom Group Inc.                             15,554       866,047
Kraft Foods Inc.                               23,246       847,549
EMC Corp./1/                                  185,022       845,551
Hartford Financial Services Group Inc.         20,540       842,140
Southwest Airlines Co.                         64,248       839,079
Boston Scientific Corp./1/                     26,317       830,565
CVS Corp.                                      32,652       827,728
Guidant Corp./1/                               25,541       825,230
Baker Hughes Inc.                              28,080       815,162
Progressive Corp. (The)                        16,059       813,067
Weyerhaeuser Co.                               18,197       796,483
Air Products & Chemicals Inc.                  18,919       794,787
Bed Bath & Beyond Inc./1/                      24,384       794,187
Schwab (Charles) Corp. (The)                   90,936       791,143
FPL Group Inc.                                 14,622       786,664
Masco Corp.                                    40,043       782,841
Newmont Mining Corp.                           28,364       780,294
American Electric Power Co. Inc.               26,927       767,689
Entergy Corp.                                  18,400       765,440

Schedules of Investments                                                      11
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
AT&T Wireless Services Inc./1/                185,686  $    765,026
TJX Companies Inc.                             44,912       763,504
Burlington Northern Santa Fe Corp.             31,911       763,311
Albertson's Inc.                               31,486       760,702
CIGNA Corp.                                    10,724       758,723
Anthem Inc./1/                                 11,672       758,680
Progress Energy Inc.                           18,245       745,673
Chubb Corp.                                    13,460       738,012
Intuit Inc./1/                                 15,792       719,010
Comerica Inc.                                  14,894       718,189
Consolidated Edison Inc.                       17,674       710,848
SouthTrust Corp.                               28,927       701,480
Sun Microsystems Inc./1/                      270,468       700,512
Praxair Inc.                                   13,612       695,709
FirstEnergy Corp.                              23,150       691,954
Hancock (John) Financial Services Inc.         24,607       684,075
Yum! Brands Inc./1/                            24,669       683,578
Kellogg Co.                                    20,489       681,259
Newell Rubbermaid Inc.                         22,020       679,757
Apache Corp.                                   11,396       677,492
Concord EFS Inc./1/                            42,650       677,282
Sprint Corp. (FON Group)                       74,046       675,300
Tribune Co.                                    16,131       674,437
General Motors Corp. "H"/1/                    73,206       669,835
Starbucks Corp./1/                             32,271       665,751
Principal Financial Group Inc./1/              25,402       665,024
Maxim Integrated Products Inc./1/              26,853       664,880
Eastman Kodak Co.                              24,373       663,921
Wrigley (William Jr.) Co.                      13,385       662,424
Electronic Arts Inc./1/                        10,032       661,711
Paychex Inc.                                   27,103       659,145
Mattel Inc.                                    36,382       655,240
Norfolk Southern Corp.                         32,408       654,318
Golden West Financial Corp.                    10,443       649,346
Stryker Corp.                                  11,222       646,387
eBay Inc./1/                                   12,175       642,962
McKesson Corp.                                 22,682       642,581
Burlington Resources Inc.                      16,738       642,070
Unocal Corp.                                   20,419       640,952
Block (H & R) Inc.                             15,234       639,980
PPG Industries Inc.                            14,022       626,783
AmerisourceBergen Corp.                         8,771       626,425
AmSouth Bancorp                                30,162       625,560
Regions Financial Corp.                        19,144       625,434
Zimmer Holdings Inc./1/                        16,178       620,265
Northern Trust Corp.                           16,372       617,552
Becton, Dickinson & Co.                        21,602       613,497
Pitney Bowes Inc.                              20,104       612,971
Allergan Inc.                                  11,193       608,899
Capital One Financial Corp.                    17,329       605,129
Genentech Inc./1/                              18,414       600,849
Analog Devices Inc./1/                         30,404       598,959
Biomet Inc.                                    22,458       598,057
Archer-Daniels-Midland Co.                     47,659       596,214
Fortune Brands Inc.                            12,483       590,321
Marathon Oil Corp.                             25,819       585,575
Devon Energy Corp.                             12,002       579,097
Charter One Financial Inc.                     19,312       573,965
Clorox Co.                                     14,022       563,404
Micron Technology Inc./1/                      45,455       562,278
Johnson Controls Inc.                           7,318       562,169
MetLife Inc.                                   24,593       559,737
Electronic Data Systems Corp.                  39,843       557,005
Gap Inc. (The)                                 51,322       556,844
DTE Energy Co.                                 13,476       548,473
Linear Technology Corp.                        26,455       548,148
May Department Stores Co. (The)                24,063       547,915
Equity Residential                             22,864       547,364
Moody's Corp.                                  10,896       528,456
St. Paul Companies Inc.                        18,390       528,161
Danaher Corp.                                   9,234       524,953
M&T Bank Corp.                                  6,651       524,165
International Game Technology Inc./1/           7,577       523,874
Public Service Enterprise Group Inc.           17,159       523,350
St. Jude Medical Inc./1/                       14,646       522,862
North Fork Bancorp Inc.                        13,678       517,576
TRW Inc.                                        8,780       514,069
New York Times Co. "A"                         11,226       510,222

12                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Limited Brands Inc.                            35,426  $    508,009
Agilent Technologies Inc./1/                   38,769       506,323
Lexmark International Group Inc. "A"/1/        10,759       505,673
Synovus Financial Corp.                        24,420       503,540
Interpublic Group of Companies Inc.            31,768       503,523
Jefferson-Pilot Corp.                          12,553       503,375
Ameren Corp.                                   11,989       499,342
Veritas Software Corp./1/                      33,902       498,698
Staples Inc./1/                                38,956       498,247
MBIA Inc.                                      12,411       495,819
Marshall & Ilsley Corp.                        17,647       492,175
Federated Department Stores Inc./1/            16,576       487,997
Hershey Foods Corp.                             7,818       485,107
Gilead Sciences Inc./1/                        14,390       482,497
Loews Corp.                                    11,188       479,853
Lincoln National Corp.                         15,645       477,955
AutoZone Inc./1/                                6,012       474,106
Best Buy Co. Inc./1/                           21,091       470,540
Halliburton Co.                                36,373       469,575
CSX Corp.                                      17,699       466,900
Union Planters Corp.                           16,978       466,216
Avery Dennison Corp.                            8,156       464,729
ITT Industries Inc.                             7,435       463,424
Marriott International Inc. "A"                15,948       462,333
SunGard Data Systems Inc./1/                   23,506       457,192
Harrah's Entertainment Inc./1/                  9,471       456,597
Fiserv Inc./1/                                 15,950       447,876
Ecolab Inc.                                    10,723       447,471
Genuine Parts Co.                              14,589       447,007
Franklin Resources Inc.                        14,259       443,455
KLA-Tencor Corp./1/                            15,806       441,620
Xilinx Inc./1/                                 27,791       440,154
Cinergy Corp.                                  13,984       439,517
Aetna Inc.                                     12,191       436,560
Bear Stearns Companies Inc. (The)               7,732       436,085
MedImmune Inc./1/                              20,844       436,056
National Commerce Financial Corp.              17,314       433,716
Apple Computer Inc./1/                         29,842       432,709
Dover Corp.                                    17,012       431,765
Apollo Group Inc. "A"/1/                        9,860       428,220
Cox Communications Inc. "A"/1/                 17,132       421,276
Nextel Communications Inc. "A"/1/              54,886       414,389
Cintas Corp.                                    9,848       412,828
Campbell Soup Co.                              18,546       409,496
Cincinnati Financial Corp.                     11,506       409,383
Coca-Cola Enterprises Inc.                     19,248       408,828
AON Corp.                                      19,936       408,489
UNUMProvident Corp.                            20,045       407,916
Health Management Associates Inc. "A"/1/       20,166       407,757
Rohm & Haas Co. "A"                            13,146       407,526
Countrywide Credit Industries Inc.              8,598       405,396
Symantec Corp./1/                              11,961       402,727
Delphi Automotive Systems Corp.                46,875       400,781
PPL Corp.                                      12,314       400,698
Laboratory Corp. of America Holdings/1/        11,855       400,462
El Paso Corp.                                  48,266       399,160
UST Inc.                                       14,134       398,720
Knight Ridder Inc.                              7,024       396,224
Amerada Hess Corp.                              5,833       395,944
IDEC Pharmaceuticals Corp./1/                   9,430       391,534
KeySpan Corp.                                  11,680       391,280
Simon Property Group Inc.                      10,877       388,635
Adobe Systems Inc.                             20,020       382,382
Quest Diagnostics Inc./1/                       6,181       380,317
Computer Sciences Corp./1/                     13,642       379,111
Huntington Bancshares Inc.                     20,685       376,260
Eaton Corp.                                     5,896       375,811
Ambac Financial Group Inc.                      6,962       375,182
Parker Hannifin Corp.                           9,814       374,993
King Pharmaceuticals Inc./1/                   20,524       372,921
Starwood Hotels & Resorts Worldwide Inc.       16,709       372,611
First Tennessee National Corp.                 10,624       368,334
Kerr-McGee Corp.                                8,451       367,111
PG&E Corp./1/                                  32,559       366,614
Computer Associates International Inc.         38,097       365,731

Schedules of Investments                                                      13
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Biogen Inc./1/                                 12,435  $    363,972
IMS Health Inc.                                24,153       361,570
Popular Inc.                                   11,372       359,355
Family Dollar Stores Inc.                      13,311       357,800
Penney (J.C.) Co. Inc.                         22,364       356,035
Darden Restaurants Inc.                        14,550       352,692
EOG Resources Inc.                              9,705       348,992
Torchmark Corp.                                10,131       347,088
Mylan Laboratories Inc.                        10,571       346,095
Plum Creek Timber Co. Inc.                     15,264       345,119
EchoStar Communications Corp./1/               19,941       344,979
Archstone-Smith Trust                          14,396       343,776
Pepsi Bottling Group Inc.                      14,657       342,974
Microchip Technology Inc./1/                   16,770       342,947
BJ Services Co./1/                             13,156       342,056
Affiliated Computer Services
  Inc. "A"/1/                                   8,038       342,017
Constellation Energy Group Inc.                13,745       340,739
SAFECO Corp.                                   10,697       339,951
Genzyme Corp. - General Division/1/            16,420       338,416
Textron Inc.                                    9,821       334,896
Rockwell Collins                               15,184       333,137
Prologis Trust                                 13,363       332,872
Zions Bancorp                                   7,619       331,655
Monsanto Co.                                   21,606       330,356
Applera Corp. - Applied Biosystems Group       17,797       325,685
Leggett & Platt Inc.                           16,423       325,011
MeadWestvaco Corp.                             16,699       320,788
Caremark Rx Inc./1/                            18,617       316,489
American Standard Companies Inc./1/             4,972       316,319
Hilton Hotels Corp.                            27,770       316,023
SPX Corp./1/                                    3,132       316,019
Office Depot Inc./1/                           25,535       315,102
Compass Bancshares Inc.                        10,672       314,717
Wendy's International Inc.                      9,431       312,260
Dollar General Corp.                           23,255       312,082
Xcel Energy Inc.                               33,266       309,706
MGIC Investment Corp.                           7,577       309,369
Yahoo! Inc./1/                                 32,239       308,527
R.J. Reynolds Tobacco Holdings Inc.             7,630       307,642
ENSCO International Inc.                       12,247       306,665
Sigma-Aldrich Corp.                             6,171       304,045
USA Networks Inc./1/                           15,593       302,192
Jones Apparel Group Inc./1/                     9,811       301,198
PACCAR Inc.                                     8,884       300,190
Sempra Energy                                  15,235       299,368
NiSource Inc.                                  17,373       299,337
Xerox Corp./1/                                 60,319       298,579
Express Scripts Inc. "A"/1/                     5,401       294,463
GreenPoint Financial Corp.                      7,054       294,434
L-3 Communications Holdings Inc./1/             5,578       293,961
RadioShack Corp./1/                            14,645       293,779
Dean Foods Co./1/                               7,372       293,258
Univision Communications Inc./1/               12,821       292,319
Banknorth Group Inc.                           12,276       291,555
DST Systems Inc./1/                             9,860       290,574
Ocean Energy Inc.                              14,432       287,918
Oxford Health Plans Inc./1/                     7,389       287,728
Vulcan Materials Co.                            7,956       287,689
Old Republic International Corp.               10,042       284,992
Sovereign Bancorp Inc.                         21,869       282,110
Black & Decker Corp.                            6,696       280,763
PeopleSoft Inc./1/                             22,611       279,698
Altera Corp./1/                                31,714       274,960
ServiceMaster Co.                              25,341       274,950
Grainger (W.W.) Inc.                            6,450       274,447
Lincare Holdings Inc./1/                        8,840       274,394
Edison International/1/                        27,390       273,900
TCF Financial Corp.                             6,464       273,621
Duke-Weeks Realty Corp.                        11,028       271,509
Chiron Corp./1/                                 7,667       267,885
Hibernia Corp. "A"                             13,397       267,806
Kinder Morgan Inc.                              7,543       267,399
Waters Corp./1/                                11,024       267,332
Nike Inc. "B"                                   6,174       266,593
CenturyTel Inc.                                11,872       266,289
General Growth Properties Inc.                  5,170       266,255
McCormick & Co. Inc.                           11,657       265,780

14                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Equifax Inc.                                   12,141  $    263,945
Apartment Investment & Management Co.
  "A"                                           6,743       261,966
BMC Software Inc./1/                           20,035       261,857
Engelhard Corp.                                10,944       260,796
Circuit City Stores Inc.                       17,196       260,519
Qwest Communications International
  Inc./1/                                     113,862       259,605
Molex Inc.                                     10,993       258,555
Sherwin-Williams Co.                           10,868       257,354
Public Storage Inc.                             8,017       255,742
VF Corp.                                        7,078       254,666
Pepco Holdings Inc.                            12,760       254,562
Amazon.com Inc./1/                             15,929       253,749
ChoicePoint Inc./1/                             7,084       252,474
Michaels Stores Inc./1/                         5,521       252,310
Lennar Corp.                                    4,520       252,126
Georgia-Pacific Corp.                          19,259       252,100
Smith International Inc./1/                     8,554       250,718
Novellus Systems Inc./1/                       12,005       249,824
New York Community Bancorp Inc.                 8,865       249,727
Murphy Oil Corp.                                3,032       248,836
Estee Lauder Companies Inc. "A"                 8,608       247,394
Eastman Chemical Co.                            6,437       245,700
Nucor Corp.                                     6,477       245,478
Republic Services Inc. "A"/1/                  13,026       244,889
Ball Corp.                                      4,842       243,988
Deluxe Corp.                                    5,384       242,603
Whirlpool Corp.                                 5,278       242,049
Radian Group Inc.                               7,372       240,770
Varian Medical Systems Inc./1/                  5,588       240,228
Synopsys Inc./1/                                6,296       240,192
Fox Entertainment Group Inc. "A"/1/            10,887       239,841
Kimco Realty Corp.                              7,709       239,750
Bard (C.R.) Inc.                                4,369       238,678
Vornado Realty Trust                            6,032       237,962
Ross Stores Inc.                                6,639       236,614
Pioneer Natural Resources Co./1/                9,707       235,395
Energy East Corp.                              11,816       234,075
DENTSPLY International Inc.                     5,810       233,388
Energizer Holdings Inc./1/                      7,671       233,198
Thermo Electron Corp./1/                       14,417       232,546
Sabre Holdings Corp./1/                        12,008       232,355
Triad Hospitals Inc./1/                         6,111       231,912
Hillenbrand Industries Inc.                     4,262       231,427
Legg Mason Inc.                                 5,429       231,058
Centex Corp.                                    5,201       230,664
SCANA Corp.                                     8,859       230,511
Fidelity National Financial Inc.                7,990       229,553
Wisconsin Energy Corp.                          9,428       229,100
Westwood One Inc./1/                            6,367       227,620
Stilwell Financial Inc.                        18,677       225,431
First Health Group Corp./1/                     8,301       225,123
First Virginia Banks Inc.                       6,031       224,956
Valero Energy Corp.                             8,480       224,466
Liz Claiborne Inc.                              8,949       223,278
Cadence Design Systems Inc./1/                 21,944       223,170
Mercantile Bankshares Corp.                     5,846       223,142
Expeditors International Washington Inc.        7,980       222,961
Reliant Energy Inc.                            22,222       222,442
T. Rowe Price Group Inc.                        8,856       221,046
Lear Corp./1/                                   5,261       219,121
Pactiv Corp./1/                                13,306       218,884
Tyson Foods Inc. "A"                           18,813       218,795
Telephone & Data Systems Inc.                   4,316       217,742
Lucent Technologies Inc./1/                   286,468       217,716
Rockwell International Corp.                   13,357       217,318
Convergys Corp./1/                             14,441       217,048
Millennium Pharmaceuticals Inc./1/             23,251       216,699
Mohawk Industries Inc./1/                       4,356       216,275
Edwards (A.G.) Inc.                             6,747       215,769
Universal Health Services Inc. "B"/1/           4,155       212,528
Brinker International Inc./1/                   8,197       212,302
Valley National Bancorp                         7,961       211,763
Bemis Co.                                       4,230       208,962
Watson Pharmaceuticals Inc./1/                  8,521       208,850
MGM Grand Inc./1/                               5,589       208,470
Dun & Bradstreet Corp./1/                       6,191       208,080

Schedules of Investments                                                      15
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                     8,830  $    207,593
AvalonBay Communities Inc.                      4,966       207,579
Patterson Dental Co./1/                         4,044       206,972
Boston Properties Inc.                          5,547       206,348
Dollar Tree Stores Inc./1/                      9,340       205,854
PMI Group Inc. (The)                            7,556       205,599
Health Care Property Investors Inc.             4,812       204,991
CDW Computer Centers Inc./1/                    4,835       204,811
Robert Half International Inc./1/              12,895       204,644
Golden State Bancorp Inc.                       6,315       204,101
Associated Bancorp                              6,416       203,580
Commerce Bancorp Inc.                           4,866       201,988
Tiffany & Co.                                   9,410       201,656
AMB Property Corp.                              6,966       201,317
Washington Post Company (The) "B"                 309       200,541
XTO Energy Inc.                                 9,728       200,494
Diebold Inc.                                    6,070       199,824
TECO Energy Inc.                               12,562       199,485
JDS Uniphase Corp./1/                         101,560       197,839
Rouse Co.                                       6,069       193,905
Commerce Bancshares Inc.                        4,954       193,553
AutoNation Inc./1/                             16,766       193,144
International Flavors & Fragrances Inc.         6,063       193,107
Jabil Circuit Inc./1/                          13,056       192,968
LSI Logic Corp./1/                             30,250       192,088
PETsMART Inc./1/                               10,747       191,404
QLogic Corp./1/                                 7,350       191,394
Alliant Techsystems Inc./1/                     2,760       191,130
Liberty Property Trust                          6,155       190,805
Manor Care Inc./1/                              8,487       190,788
American Water Works Inc.                       4,270       190,698
Health Net Inc./1/                              8,848       189,790
Unisys Corp./1/                                27,104       189,728
Coach Inc./1/                                   7,395       189,312
Brown-Forman Corp. "B"                          2,816       188,531
Manpower Inc.                                   6,412       188,128
Stanley Works (The)                             5,744       187,656
Equitable Resources Inc.                        5,403       186,674
Northeast Utilities                            11,006       186,001
Allied Capital Corp.                            8,479       185,605
Siebel Systems Inc./1/                         32,071       184,408
Lamar Advertising Co./1/                        6,053       183,709
Whole Foods Market Inc./1/                      4,286       183,612
Smurfit-Stone Container Corp./1/               14,578       183,100
Federated Investors Inc. "B"                    6,774       182,830
Park Place Entertainment Corp./1/              22,893       181,999
Network Appliance Inc./1/                      24,787       181,689
National Semiconductor Corp./1/                15,149       180,879
Host Marriott Corp./1/                         19,429       180,301
Pinnacle West Capital Corp.                     6,487       180,079
Beckman Coulter Inc.                            4,652       180,032
UnionBanCal Corp.                               4,252       178,627
Gallagher (Arthur J.) & Co.                     7,241       178,491
Hospitality Properties Trust                    5,388       178,451
NSTAR                                           4,511       178,410
Career Education Corp./1/                       3,696       177,438
Humana Inc./1/                                 14,272       176,973
SUPERVALU Inc.                                 10,924       176,423
DPL Inc.                                       10,705       176,097
D.R. Horton Inc.                                9,454       176,033
Protective Life Corp.                           5,715       175,851
Williams-Sonoma Inc./1/                         7,405       174,980
Broadcom Corp. "A"/1/                          16,354       174,661
Sonoco Products Co.                             8,193       174,593
Autoliv Inc.                                    8,266       174,247
Phelps Dodge Corp./1/                           6,798       174,233
Ceridian Corp./1/                              12,162       173,308
Harris Corp.                                    5,170       173,143
Pulte Homes Inc.                                4,057       172,950
Astoria Financial Corp.                         7,080       172,752
Gentex Corp./1/                                 6,336       172,276
Dial Corp. (The)                                8,005       171,787
Henry Schein Inc./1/                            3,240       170,910
Scripps (E.W.) Co.                              2,460       170,478
KB HOME                                         3,471       169,524
Sunoco Inc.                                     5,595       168,745
Toys R Us Inc./1/                              16,466       167,624
Fluor Corp.                                     6,809       166,412
Cooper Cameron Corp./1/                         3,967       165,662

16                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Scientific-Atlanta Inc.                        13,225  $    165,445
Fulton Financial Corp.                          8,751       164,519
Dana Corp.                                     12,517       163,722
Noble Energy Inc.                               4,813       163,498
Pogo Producing Co.                              4,799       163,454
Cephalon Inc./1/                                3,966       161,892
Bank of Hawaii Corp.                            5,759       160,676
Apogent Technologies Inc./1/                    8,576       160,028
Citizens Communications Co./1/                 23,533       159,554
Bowater Inc.                                    4,501       158,885
Belo (A.H.) Corp.                               7,248       158,586
Ashland Inc.                                    5,877       157,445
IVAX Corp./1/                                  12,803       157,093
Valspar Corp. (The)                             4,208       156,958
Brunswick Corp.                                 7,401       155,717
City National Corp.                             3,304       154,528
Fastenal Co.                                    4,880       154,110
BISYS Group Inc. (The)/1/                       9,215       153,983
Advanced Micro Devices Inc./1/                 28,764       153,600
Big Lots Inc./1/                                9,697       153,504
Maytag Corp.                                    6,603       153,058
BEA Systems Inc./1/                            29,512       152,872
Pall Corp.                                      9,677       152,800
NVR Inc./1/                                       507       152,014
Pier 1 Imports Inc.                             7,920       151,034
Puget Energy Inc.                               7,400       151,034
Wilmington Trust Corp.                          5,221       150,991
Barr Laboratories Inc./1/                       2,399       149,434
Alberto-Culver Co. "B"                          3,042       149,149
Dow Jones & Co. Inc.                            3,883       149,146
Goodrich (B.F.) Co.                             7,897       149,095
Valassis Communications Inc./1/                 4,251       149,083
CH Robinson Worldwide Inc.                      5,524       148,651
Questar Corp.                                   6,508       148,643
Rowan Companies Inc.                            7,970       148,561
Pennzoil-Quaker State Co.                       6,750       148,298
Cullen/Frost Bankers Inc.                       4,338       148,143
Invitrogen Corp./1/                             4,345       148,034
Symbol Technologies Inc.                       19,281       147,885
FirstMerit Corp.                                6,901       147,819
Omnicare Inc.                                   6,990       147,629
SEI Investment Co.                              6,179       147,555
Pentair Inc.                                    3,966       147,416
Teradyne Inc./1/                               15,338       147,245
Alliant Energy Corp.                            7,615       146,589
New Plan Excel Realty Trust                     7,943       146,469
Patterson-UTI Energy Inc./1/                    5,735       146,300
Investors Financial Services Corp.              5,404       146,286
Viad Corp.                                      7,131       145,686
Smithfield Foods Inc./1/                        9,258       145,351
Mid Atlantic Medical Services Inc./1/           4,014       145,307
Brocade Communications Systems Inc./1/         19,253       144,975
Temple-Inland Inc.                              3,749       144,824
Rent-A-Center Inc./1/                           2,781       144,473
Nordstrom Inc.                                  8,044       144,309
Weingarten Realty Investors                     3,925       143,655
Helmerich & Payne Inc.                          4,180       143,081
AdvancePCS/1/                                   6,348       143,020
Abercrombie & Fitch Co. "A"/1/                  7,270       143,001
Meredith Corp.                                  3,318       142,840
Solectron Corp./1/                             67,457       142,334
United Dominion Realty Trust Inc.               8,894       141,504
Bausch & Lomb Inc.                              4,244       140,773
Tellabs Inc./1/                                34,543       140,590
Eaton Vance Corp.                               5,079       140,384
Charles River Laboratories International
  Inc./1/                                       3,574       140,279
Entercom Communications Corp./1/                2,955       139,978
Outback Steakhouse Inc./1/                      5,086       139,763
Steris Corp./1/                                 5,604       139,596
ALLETE Inc.                                     6,440       139,104
Fisher Scientific International Inc./1/         4,582       139,064
Allegheny Energy Inc.                          10,586       138,677
Hormel Foods Corp.                              6,334       138,588
Smucker (J.M.) Co. (The)                        3,768       138,286
NCR Corp./1/                                    6,981       138,224
MDU Resources Group Inc.                        6,032       137,711
Markel Corp./1/                                   690       137,434
Fair Isaac and Co. Inc.                         4,192       137,078
Healthsouth Corp./1/                           32,983       136,879

Schedules of Investments                                                      17
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Teleflex Inc.                                   2,993  $    136,421
AGCO Corp./1/                                   5,859       135,929
Constellation Brands Inc./1/                    5,871       135,620
Webster Financial Corp.                         4,025       135,160
RPM Inc.                                        9,558       134,385
National-Oilwell Inc./1/                        6,926       134,226
Renal Care Group Inc./1/                        4,081       134,224
BancorpSouth Inc.                               6,785       133,664
Network Associates Inc./1/                     12,548       133,385
Hasbro Inc.                                    11,974       133,271
Agere Systems Inc. "B"/1/                     133,971       132,631
Millipore Corp.                                 4,166       132,437
American Power Conversion Corp./1/             13,811       132,033
StanCorp Financial Group Inc.                   2,493       131,880
Hawaiian Electric Industries Inc.               3,052       131,541
Intersil Corp. "A"/1/                          10,149       131,531
Edwards Lifesciences Corp./1/                   5,124       131,123
Martin Marietta Materials Inc.                  4,011       130,638
Readers Digest Association Inc. (The)
  "A"                                           8,332       130,396
HON Industries Inc.                             5,097       129,719
Catellus Development Corp./1/                   7,019       129,501
Iron Mountain Inc./1/                           5,134       128,299
Corning Inc./1/                                79,998       127,997
Old National Bancorp                            5,138       127,731
Polaris Industries Inc.                         2,049       127,038
Performance Food Group Co./1/                   3,727       126,569
Vectren Corp.                                   5,748       126,456
Cheesecake Factory (The)/1/                     4,225       126,032
Coors (Adolf) Company "B"                       2,233       125,718
Annaly Mortgage Management Inc.                 6,805       125,552
Juniper Networks Inc./1/                       25,932       124,474
Human Genome Sciences Inc./1/                  10,313       124,375
Reynolds & Reynolds Co. (The) "A"               5,534       124,183
HCC Insurance Holdings Inc.                     5,137       123,339
Lyondell Chemical Co.                          10,309       123,089
WebMD Corp./1/                                 24,345       122,942
Pride International Inc./1/                     9,454       122,902
Hubbell Inc. "B"                                4,227       122,879
Investment Technology Group Inc./1/             4,192       122,658
Neuberger Berman Inc.                           4,538       122,299
Lubrizol Corp.                                  4,315       121,985
National Fuel Gas Co.                           6,135       121,902
Colonial BancGroup Inc. (The)                   9,828       121,867
Lee Enterprises Inc.                            3,700       121,582
Tidewater Inc.                                  4,471       120,672
Unitrin Inc.                                    3,925       120,498
Newfield Exploration Co./1/                     3,587       120,487
Sanmina-SCI Corp./1/                           43,391       120,193
DaVita Inc./1/                                  5,091       120,148
Accredo Health Inc./1/                          2,516       119,963
Sky Financial Group Inc.                        6,020       119,858
Sealed Air Corp./1/                             7,063       119,294
Tektronix Inc./1/                               7,260       119,282
Autodesk Inc.                                   9,399       119,085
BRE Properties Inc. "A"                         3,865       118,849
Foot Locker Inc./1/                            11,887       118,751
Transatlantic Holdings Inc.                     1,786       118,680
CNF Transportation Inc.                         3,769       118,309
Doral Financial Corp.                           4,899       118,262
3Com Corp./1/                                  29,800       117,412
Washington Federal Inc.                         5,252       117,198
First American Corp.                            5,730       117,064
Mack-Cali Realty Corp.                          3,636       116,825
BorgWarner Inc.                                 2,348       116,555
Arden Realty Inc.                               4,889       115,625
Brown & Brown Inc.                              3,850       115,500
Jacobs Engineering Group Inc./1/                3,730       115,182
BJ's Wholesale Club Inc./1/                     6,045       114,915
Ryder System Inc.                               4,606       114,828
Corinthian Colleges Inc./1/                     3,040       114,730
Harman International Industries Inc.            2,213       114,523
Mandalay Resort Group/1/                        3,404       114,204
CenterPoint Properties Corp.                    2,051       113,830
Snap-On Inc.                                    4,952       113,797
Sprint Corp. (PCS Group)/1/                    58,028       113,735
Vertex Pharmaceuticals Inc./1/                  6,148       113,677

18                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Vishay Intertechnology Inc./1/                 12,899  $    113,511
Dillards Inc. "A"                               5,602       113,048
Independence Community Bank Corp.               4,504       113,005
Andrx Group/1/                                  5,100       112,965
Dreyer's Grand Ice Cream Inc.                   1,617       112,964
Herman Miller Inc.                              6,356       112,883
GTECH Holdings Corp./1/                         4,529       112,410
Tech Data Corp./1/                              4,246       112,094
Scholastic Corp./1/                             2,503       111,834
Donaldson Co. Inc.                              3,256       111,778
OGE Energy Corp.                                6,625       111,764
Techne Corp./1/                                 3,404       111,617
Phoenix Companies Inc.                          8,195       111,616
IMC Global Inc.                                 9,157       110,342
Cabot Corp.                                     5,244       110,124
Crescent Real Estate Equities Co.               7,011       110,073
Cytyc Corp./1/                                 10,263       110,019
Westamerica Bancorp                             2,730       109,964
Roslyn Bancorp Inc.                             6,309       109,840
Providian Financial Corp./1/                   22,335       109,442
Comverse Technology Inc./1/                    15,600       109,044
First Midwest Bancorp Inc.                      4,058       108,998
iStar Financial Inc.                            3,880       108,330
Waddell & Reed Financial Inc. "A"               6,129       108,238
Community Health Systems Inc./1/                4,060       108,118
Whitney Holding Corp.                           3,387       108,079
Varco International Inc./1/                     6,374       107,848
Zebra Technologies Corp. "A"/1/                 2,041       107,541
Borders Group Inc./1/                           6,792       107,314
Celgene Corp./1/                                6,370       107,271
Worthington Industries Inc.                     5,731       107,170
ArvinMeritor Inc.                               5,723       107,020
Reebok International Ltd./1/                    4,264       106,813
Owens-Illinois Inc./1/                          9,435       106,804
E*TRADE Group Inc./1/                          23,981       106,715
Saks Inc./1/                                   10,115       106,511
Goodyear Tire & Rubber Co.                     11,971       106,422
Krispy Kreme Doughnuts Inc./1/                  3,402       106,347
CarrAmerica Realty Corp.                        4,223       106,293
Highwoods Properties Inc.                       4,535       106,119
Coventry Health Care Inc./1/                    3,263       106,047
Healthcare Realty Trust Inc.                    3,409       106,020
Mercury Interactive Corp./1/                    6,176       105,980
AGL Resources Inc.                              4,797       105,966
Certegy Inc./1/                                 5,236       105,244
Cablevision Systems Corp./1/                   11,585       104,960
NICOR Inc.                                      3,717       104,819
Visteon Corp.                                  11,055       104,691
Arrow Electronics Inc./1/                       8,288       104,677
Activision Inc./1/                              4,362       104,383
Avnet Inc.                                      9,673       104,372
FNB Corp.                                       3,722       104,290
Level 3 Communications Inc./1/                 26,792       104,221
Dole Food Co.                                   3,589       104,189
Hudson City Bancorp Inc.                        6,411       104,051
Berkley (W.R.) Corp.                            3,060       104,040
CIENA Corp./1/                                 35,024       104,021
Leucadia National Corp.                         3,031       103,054
CBRL Group Inc.                                 4,512       102,964
Pittston Brink's Group                          4,589       102,794
Developers Diversified Realty Corp.             4,658       102,523
LifePoint Hospitals Inc./1/                     3,281       102,328
Medicis Pharmaceutical Corp. "A"/1/             2,489       101,725
Church & Dwight Co. Inc.                        3,068       101,704
Navistar International Corp.                    4,682       101,506
Peoples Energy Corp.                            3,010       101,407
Ruby Tuesday Inc.                               5,394       101,299
Payless ShoeSource Inc./1/                      1,871       101,053
First Industrial Realty Trust Inc.              3,255       100,872
Regis Corp.                                     3,554       100,543
PepsiAmericas Inc.                              7,079       100,522
Great Plains Energy Inc.                        5,248       100,499
Camden Property Trust                           3,027       100,345
Scios Inc./1/                                   3,899        99,230
Furniture Brands International Inc./1/          4,321        99,167
Applebee's International Inc.                   4,496        98,552
Overture Services Inc./1/                       4,179        98,499
Hudson United Bancorp                           3,700        98,420

Schedules of Investments                                                      19
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Carlisle Companies Inc.                         2,675  $     98,119
Reckson Associates Realty Corp.                 4,282        97,501
La-Z-Boy Inc.                                   4,202        97,486
Graco Inc.                                      3,929        97,439
McClatchy Co. (The) "A"                         1,598        97,398
Precision Castparts Corp.                       4,488        97,300
Philadelphia Suburban Corp.                     4,792        97,278
Realty Income Corp.                             2,842        97,054
Radio One Inc. "D"/1/                           5,868        96,763
Delta Air Lines Inc.                           10,402        96,635
AmerUs Group Co.                                3,403        96,509
United States Steel Corp.                       8,308        96,456
Covance Inc./1/                                 4,923        96,343
Hilb Rogal & Hamilton Co.                       2,330        96,112
Crompton Corp.                                  9,542        95,897
Interstate Bakeries Corp.                       3,606        95,811
WGL Holdings Inc.                               4,006        95,783
Piedmont Natural Gas Co.                        2,696        95,627
Acxiom Corp./1/                                 6,739        95,559
MONY Group Inc. (The)                           3,873        95,547
Harte-Hanks Inc.                                5,132        95,507
Hispanic Broadcasting Corp./1/                  5,111        95,320
Lam Research Corp./1/                          10,701        95,239
VeriSign Inc./1/                               18,826        95,071
OM Group Inc.                                   2,210        94,588
IndyMac Bancorp Inc./1/                         4,899        94,404
Citrix Systems Inc./1/                         15,649        94,363
SICOR Inc./1/                                   6,200        94,302
IKON Office Solutions Inc.                     11,967        94,300
Lancaster Colony Corp.                          2,226        93,759
Storage Technology Corp./1/                     8,913        93,676
Chico's FAS Inc./1/                             5,828        92,840
Mercury General Corp.                           2,167        92,748
Diamond Offshore Drilling Inc.                  4,641        92,588
Rayonier Inc.                                   2,207        92,495
Corporate Executive Board Co. (The)/1/          3,239        92,473
York International Corp.                        3,278        92,440
Harsco Corp.                                    3,396        92,337
Integrated Device Technology Inc./1/            8,818        92,060
Advanced Fibre Communications Inc./1/           6,931        91,974
Take-Two Interactive Software Inc./1/           3,161        91,669
Pan Pacific Retail Properties Inc.              2,658        91,648
Sybase Inc./1/                                  7,867        91,415
Boise Cascade Corp.                             4,007        91,360
United Bancshares Inc.                          3,149        91,352
Williams Companies Inc.                        40,246        90,956
Stericycle Inc./1/                              2,676        90,770
Park National Corp.                               968        90,702
HRPT Properties Trust                          10,937        90,230
DeVry Inc./1/                                   4,838        90,084
Quintiles Transnational Corp./1/                9,455        89,917
American Greetings Corp. "A"                    5,569        89,661
Amylin Pharmaceuticals Inc./1/                  5,393        89,632
WPS Resources Corp.                             2,527        89,557
Kennametal Inc.                                 2,785        89,454
Citizens Banking Corp.                          3,701        89,453
NVIDIA Corp./1/                                10,438        89,349
AES Corp. (The)/1/                             35,569        89,278
Neurocrine Biosciences Inc./1/                  2,176        89,216
Fairchild Semiconductor International
  Corp. "A"/1/                                  9,381        88,838
O'Reilly Automotive Inc./1/                     3,094        88,550
Ryland Group Inc.                               2,367        87,981
Cooper Tire & Rubber Co.                        5,448        87,931
Ingram Micro Inc. "A"/1/                        6,600        87,780
Ethan Allen Interiors Inc.                      2,682        86,790
International Speedway Corp. "A"                2,184        86,770
CMS Energy Corp.                               10,764        86,758
Community First Bankshares Inc.                 3,097        86,344
Corn Products International Inc.                3,003        86,336
Zale Corp./1/                                   2,861        86,288
Southwest Bancorp of Texas Inc./1/              2,369        86,255
Clayton Homes Inc.                              7,853        86,226
Service Corp. International/1/                 24,589        86,062
Compuware Corp./1/                             28,162        85,894
Health Care REIT Inc.                           3,131        85,633
Macerich Co. (The)                              2,764        85,629
Shurgard Storage Centers Inc. "A"               2,708        85,627

20                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Trustmark Corp.                                 3,754  $     85,591
Catalina Marketing Corp./1/                     3,047        85,560
Freeport-McMoRan Copper & Gold Inc./1/          6,352        85,498
ONEOK Inc.                                      4,513        85,296
Crane Co.                                       4,311        85,185
Roper Industries Inc.                           2,464        85,008
Raymond James Financial Inc.                    3,138        84,946
CACI International Inc. "A"/1/                  2,395        84,903
Commercial Federal Corp.                        3,889        84,664
Provident Financial Group Inc.                  3,372        84,603
Respironics Inc./1/                             2,643        84,602
IDEXX Laboratories Inc./1/                      2,730        84,488
ICOS Corp./1/                                   4,026        84,425
Allied Waste Industries Inc./1/                11,484        84,407
Arbitron Inc./1/                                2,460        83,886
Affymetrix Inc./1/                              4,021        83,637
Affiliated Managers Group Inc./1/               1,871        83,465
Staten Island Bancorp Inc.                      4,784        83,242
DQE Inc.                                        5,543        83,145
Weight Watchers International Inc./1/           1,911        82,861
Diagnostic Products Corp.                       1,801        82,846
Education Management Corp./1/                   1,870        82,785
Washington Real Estate Investment Trust         3,259        82,713
Barnes & Noble Inc./1/                          3,882        82,143
Trizec Properties Inc.                          7,222        81,970
Toll Brothers Inc./1/                           3,770        81,960
International Rectifier Corp./1/                5,234        81,755
Federal Realty Investment Trust                 3,025        81,675
Wiley (John) & Sons Inc. "A"                    3,709        81,635
Packaging Corporation of America/1/             4,634        81,141
AMETEK Inc.                                     2,785        81,099
Chelsea Property Group Inc.                     2,391        80,696
Apria Healthcare Group Inc./1/                  3,415        80,457
AptarGroup Inc.                                 2,994        80,449
IDACORP Inc.                                    3,306        80,435
UGI Corp.                                       2,205        80,152
Edwards (J.D.) & Co./1/                         8,595        79,504
Great Lakes Chemical Corp.                      3,303        79,338
Imation Corp./1/                                2,800        79,324
Alexander & Baldwin Inc.                        3,562        79,254
AnnTaylor Stores Corp./1/                       3,440        79,223
Neiman-Marcus Group Inc. "A"/1/                 3,014        79,118
New Jersey Resources Corp.                      2,391        78,664
Sensient Technologies Corp.                     3,722        78,646
UTStarcom Inc./1/                               5,139        78,473
Cerner Corp./1/                                 2,226        78,377
Claire's Stores Inc.                            3,591        78,284
Chesapeake Energy Corp.                        11,854        78,236
Universal Corp.                                 2,225        78,031
Cox Radio Inc. "A"/1/                           2,978        77,904
Alleghany Corp./1/                                410        77,695
FMC Technologies Inc./1/                        4,634        77,666
Transkaryotic Therapies Inc./1/                 2,379        77,598
Swift Transportation Co. Inc./1/                4,968        77,501
ADC Telecommunications Inc./1/                 67,061        77,120
Blyth Inc.                                      2,760        77,004
Atmos Energy Corp.                              3,577        76,905
Erie Indemnity Co. "A"                          1,843        76,779
Cree Inc./1/                                    6,138        76,725
Pacific Capital Bancorp                         2,823        76,667
ResMed Inc./1/                                  2,675        76,505
Global Payments Inc.                            2,974        76,134
Waste Connections Inc./1/                       2,187        76,086
Emulex Corp./1/                                 6,750        76,005
Western Digital Corp./1/                       16,120        75,764
CEC Entertainment Inc./1/                       2,214        75,520
Superior Industries International Inc.          1,604        75,516
Mirant Corp./1/                                34,065        75,284
LaBranche & Co. Inc./1/                         3,714        75,209
Cambrex Corp.                                   2,038        74,998
Tupperware Corp.                                4,508        74,923
Cytec Industries Inc./1/                        3,402        74,674
Calpine Corp./1/                               30,206        74,609
Jack in the Box Inc./1/                         3,268        74,510
Pharmaceutical Product Development
  Inc./1/                                       3,851        74,478
Banta Corp.                                     2,095        74,372

Schedules of Investments                                                      21
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
KPMG Consulting Inc./1/                        11,503  $     74,309
Chittenden Corp.                                2,502        74,059
Post Properties Inc.                            2,836        73,679
Ohio Casualty Corp./1/                          4,499        73,244
Extended Stay America Inc./1/                   5,750        73,025
Prentiss Properties Trust                       2,515        72,784
Mettler Toledo International Inc./1/            2,799        72,774
South Financial Group Inc. (The)                3,447        72,697
Susquehanna Bancshares Inc.                     3,355        72,636
Winn-Dixie Stores Inc.                          5,519        72,409
Lafarge North America Inc.                      2,482        71,904
InterMune Inc./1/                               2,188        71,810
Federal Signal Corp.                            3,896        71,764
Oshkosh Truck Corp.                             1,271        71,684
GATX Corp.                                      3,615        71,577
Invacare Corp.                                  2,089        71,548
Greater Bay Bancorp                             3,928        71,450
Cummins Inc.                                    2,992        70,671
International Bancshares Corp.                  1,816        70,624
East West Bancorp Inc.                          2,091        70,592
Timken Co. (The)                                4,210        70,518
United Stationers Inc./1/                       2,680        70,484
Bob Evans Farms Inc.                            2,972        70,436
Cabot Microelectronics Corp./1/                 1,886        70,235
CBL & Associates Properties Inc.                1,812        70,215
Landstar System Inc./1/                         1,428        70,008
Alliance Data Systems Corp./1/                  4,618        69,963
Province Healthcare Co./1/                      4,074        69,869
Cousins Properties Inc.                         3,019        69,437
ITT Educational Services Inc./1/                3,692        69,299
Intergraph Corp./1/                             4,047        69,163
Yellow Corp./1/                                 2,342        69,108
Commerce Group Inc.                             2,135        69,089
SanDisk Corp./1/                                5,266        69,037
Potlatch Corp.                                  2,407        69,033
RF Micro Devices Inc./1/                       11,501        69,006
Too Inc./1/                                     2,962        68,955
Rite Aid Corp./1/                              32,835        68,954
Applied Micro Circuits Corp./1/                24,105        68,940
Enzon Inc./1/                                   3,576        68,802
Briggs & Stratton Corp.                         1,831        68,736
99 Cents Only Stores/1/                         3,319        68,703
SL Green Realty Corp.                           2,232        68,612
THQ Inc./1/                                     3,298        68,598
Varian Inc./1/                                  2,481        68,500
Ventas Inc.                                     5,131        68,499
Energen Corp.                                   2,701        68,362
Nationwide Health Properties Inc.               4,006        68,302
Idex Corp.                                      2,391        68,263
Henry (Jack) & Associates Inc.                  5,450        67,743
Electronics For Imaging Inc./1/                 4,530        67,588
LNR Property Corp.                              2,023        67,467
USFreightways Corp.                             2,342        67,169
Thornbury Mortgage Inc.                         3,568        67,043
Key Energy Services Inc./1/                     8,485        66,862
Home Properties of New York Inc.                2,052        66,690
Harland (John H.) Co.                           2,440        66,246
First Bancorp                                   1,730        65,948
Grant Prideco Inc./1/                           7,706        65,809
Scotts Co. (The) "A"/1/                         1,578        65,787
Hercules Inc./1/                                7,091        65,308
St. Joe Company (The)                           2,355        64,998
Rational Software Corp./1/                     15,043        64,986
Harleysville Group Inc.                         2,462        64,627
Olin Corp.                                      3,935        64,461
Sonic Corp./1/                                  2,789        64,426
Cypress Semiconductor Corp./1/                  9,819        64,413
Texas Regional Bancshares Inc. "A"              1,914        64,100
Mueller Industries Inc./1/                      2,469        63,947
Tom Brown Inc./1/                               2,791        63,914
Essex Property Trust Inc.                       1,290        63,778
American Financial Holdings Inc.                2,093        63,648
TrustCo Bank Corp. NY                           6,005        63,521
PacifiCare Health Systems Inc. "A"/1/           2,748        63,451
Fuller (H.B.) Co.                               2,380        63,308
Pediatrix Medical Group Inc./1/                 2,041        63,251
IDT Corp./1/                                    3,878        63,211
Novell Inc./1/                                 30,099        63,208
CLARCOR Inc.                                    2,058        63,181
Airgas Inc./1/                                  4,808        63,129

22                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Charter Municipal Mortgage Acceptance
  Corp.                                         3,572  $     62,939
ICN Pharmaceuticals Inc.                        6,929        62,777
Northwest Natural Gas Co.                       2,135        62,684
Ferro Corp.                                     2,708        62,555
Crown Cork & Seal Co. Inc./1/                  11,883        62,386
Donnelley (R.H.) Corp./1/                       2,399        62,374
PNM Resources Inc.                              3,150        62,370
KEMET Corp./1/                                  7,289        62,321
Charming Shoppes Inc./1/                        9,231        62,309
Black Hills Corp.                               2,377        62,254
TMP Worldwide Inc./1/                           6,909        62,181
Blockbuster Inc.                                2,502        62,050
Pixar Inc./1/                                   1,290        62,049
Jeffries Group Inc.                             1,626        62,048
Longs Drug Stores Corp.                         2,684        61,974
Evergreen Resources Inc./1/                     1,506        61,716
CAL Dive International Inc./1/                  3,057        61,651
Silicon Valley Bancshares/1/                    3,636        61,557
Cooper Companies Inc.                           1,170        61,425
Callaway Golf Co.                               5,901        61,370
Kansas City Southern Industries Inc./1/         4,940        61,256
Forest City Enterprises Inc. "A"                1,884        61,230
Protein Design Labs Inc./1/                     7,377        61,229
BlackRock Inc./1/                               1,478        61,219
Integrated Circuit Systems Inc./1/              3,898        61,199
Downey Financial Corp.                          1,783        61,068
First Commonwealth Financial Corp.              4,921        60,971
American Financial Group Inc.                   2,646        60,911
Forest Oil Corp./1/                             2,386        60,843
American National Insurance Co.                   880        60,729
FMC Corp./1/                                    2,349        60,651
UCBH Holdings Inc.                              1,534        60,271
Terex Corp./1/                                  3,545        59,911
Media General Inc. "A"                          1,178        59,901
SEACOR SMIT Inc./1/                             1,461        59,886
G&K Services Inc. "A"                           1,762        59,644
Beazer Homes USA Inc./1/                          976        59,585
Lincoln Electric Holding Inc.                   2,686        59,444
Chemical Financial Corp.                        2,054        59,278
CH Energy Group Inc.                            1,262        59,226
Talbots Inc. (The)                              2,110        59,080
Stone Energy Corp./1/                           1,815        58,988
Standard-Pacific Corp.                          2,520        58,918
Arch Coal Inc.                                  3,544        58,653
Spinnaker Exploration Co./1/                    2,041        58,577
Hollywood Entertainment Corp./1/                4,021        58,385
AK Steel Holding Corp./1/                       7,983        58,356
Copart Inc./1/                                  5,378        58,351
American Capital Strategies Ltd.                3,097        58,347
Unit Corp./1/                                   3,044        58,293
Minerals Technologies Inc.                      1,571        58,237
CheckFree Corp./1/                              5,115        58,209
Regency Centers Corp.                           1,876        58,156
Patina Oil & Gas Corp.                          2,036        58,026
Mills Corp.                                     1,932        57,303
UMB Financial Corp.                             1,467        57,272
PolyOne Corp.                                   6,657        57,184
Louisiana-Pacific Corp./1/                      8,837        57,175
Werner Enterprises Inc.                         3,103        57,033
Tootsie Roll Industries Inc.                    1,918        57,003
Manitowoc Co. Inc. (The)                        2,075        56,751
Polycom Inc./1/                                 8,343        56,649
Southwest Gas Corp.                             2,544        56,604
Emmis Communications Corp./1/                   2,974        56,506
Polo Ralph Lauren Corp./1/                      2,713        56,376
Delta & Pine Land Co.                           3,007        56,351
Matthews International Corp. "A"                2,407        56,252
EMCOR Group Inc./1/                             1,130        56,161
St. Mary Land & Exploration Co.                 2,340        55,926
W Holding Co. Inc.                              3,428        55,876
Linens 'N Things Inc./1/                        3,041        55,863
Hughes Supply Inc.                              1,908        55,599
Wallace Computer Services Inc.                  3,143        55,474
CNA Financial Corp./1/                          2,207        55,175
La Quinta Corp.                                11,492        55,162
Mentor Corp.                                    1,730        55,152
Titan Corp. (The)/1/                            5,732        55,027
Cymer Inc./1/                                   2,952        55,025
Thomas & Betts Corp./1/                         3,898        54,923

Schedules of Investments                                                      23
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Alexandria Real Estate Equities Inc.            1,291  $     54,842
SkyWest Inc.                                    4,184        54,810
Perrigo Co./1/                                  5,155        54,798
Albemarle Corp.                                 2,166        54,778
AmeriCredit Corp./1/                            6,785        54,755
Gables Residential Trust                        2,050        54,755
M.D.C. Holdings Inc.                            1,551        54,750
Otter Tail Corp.                                2,078        54,735
Jones Lang LaSalle Inc./1/                      2,657        54,628
First Financial Bancorp                         3,063        54,552
AMR Corp./1/                                   13,037        54,495
Hancock Holding Co.                             1,159        54,449
Republic Bancorp Inc.                           4,171        54,223
Getty Images Inc./1/                            2,703        54,222
PMC-Sierra Inc./1/                             13,939        54,083
Black Box Corp./1/                              1,627        54,016
Toro Co.                                          960        54,000
Tecumseh Products Co. "A"                       1,286        53,961
Allmerica Financial Corp.                       4,494        53,928
Trimeris Inc./1/                                1,213        53,881
Amphenol Corp. "A"/1/                           1,737        53,847
PerkinElmer Inc.                                9,847        53,666
Gartner Inc. "A"/1/                             6,624        53,654
Commercial Net Lease Realty Inc.                3,326        53,615
National Instruments Corp./1/                   2,439        53,390
LandAmerica Financial Group Inc.                1,623        53,380
Millennium Chemicals Inc.                       5,401        53,362
Ralcorp Holdings Inc./1/                        2,507        53,324
Curtiss Wright Corp.                              891        53,273
MAF Bancorp Inc.                                1,722        53,210
UICI/1/                                         3,271        53,186
Brookline Bancorp Inc.                          4,516        53,068
Advance Auto Parts Inc./1/                      1,005        53,004
FTI Consulting Inc./1/                          1,333        53,000
Aquila Inc.                                    12,915        52,951
Cabot Oil & Gas Corp. "A"                       2,449        52,653
DRS Technologies Inc./1/                        1,412        52,555
Sierra Pacific Resources                        8,592        52,411
Semtech Corp./1/                                5,378        52,167
OSI Pharmaceuticals Inc./1/                     3,073        52,149
US Oncology Inc./1/                             6,430        52,147
EarthLink Inc./1/                               9,744        52,033
Trinity Industries Inc.                         3,156        51,948
Liberty Corp.                                   1,450        51,910
CVB Financial Corp.                             2,355        51,669
Pinnacle Systems Inc./1/                        4,781        51,635
Anixter International Inc./1/                   2,499        51,479
Skyworks Solutions Inc./1/                     11,353        51,429
Kellwood Co.                                    2,246        51,344
DoubleClick Inc./1/                             9,957        51,179
American Italian Pasta Co. "A"/1/               1,433        51,144
Wolverine World Wide Inc.                       3,408        51,120
Station Casinos Inc./1/                         2,980        50,690
Cathay Bancorp Inc.                             1,296        50,544
American Eagle Outfitters Inc./1/               4,191        50,543
Andrew Corp./1/                                 7,716        50,540
American Axle & Manufacturing Holdings
  Inc./1/                                       2,019        50,435
Syncor International Corp./1/                   1,567        50,316
Westar Energy Inc.                              4,996        50,260
Western Gas Resources Inc.                      1,608        50,250
Waypoint Financial Corp.                        2,980        50,243
El Paso Electric Co./1/                         4,228        50,229
NetIQ Corp./1/                                  3,461        50,185
Hyperion Solutions Corp./1/                     2,728        50,059
ADVO Inc./1/                                    1,573        49,943
Teledyne Technologies Inc./1/                   2,738        49,722
Boyd Gaming Corp./1/                            2,660        49,662
Pacific Sunwear of California Inc./1/           2,437        49,617
Georgia Gulf Corp.                              2,169        49,605
Timberland Co. "A"/1/                           1,565        49,579
Kilroy Realty Corp.                             2,086        49,459
Avocent Corp./1/                                3,695        49,439
Circuit City Stores Inc. - CarMax
  Group/1/                                      3,077        49,386
Bio-Rad Laboratories Inc. "A"/1/                1,308        49,259
FBR Asset Investment Corp.                      1,574        49,203
Brady Corp. "A"                                 1,525        49,105
Wilson Greatbatch Technologies Inc./1/          1,766        49,095
S&T Bancorp Inc.                                1,945        48,975

24                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Shaw Group Inc. (The)/1/                        3,445  $     48,919
Nautilus Group Inc. (The)/1/                    2,506        48,867
Perot Systems Corp. "A"/1/                      5,233        48,667
Panera Bread Co. "A"/1/                         1,801        48,627
Cleco Corp.                                     3,608        48,600
Florida Rock Industries Inc.                    1,589        48,560
Technitrol Inc.                                 3,247        48,543
Alliance Gaming Corp./1/                        3,137        48,498
Brandywine Realty Trust                         2,148        48,437
AmSurg Corp./1/                                 1,605        48,423
Nationwide Financial Services Inc.              1,811        48,354
NPS Pharmaceuticals Inc./1/                     2,347        48,273
Cumulus Media Inc. "A"/1/                       2,732        48,220
Lennox International Inc.                       3,638        48,131
Iomega Corp./1/                                 4,479        47,881
Plains Resource Inc./1/                         1,854        47,796
Airborne Inc.                                   4,214        47,787
Horace Mann Educators Corp.                     3,250        47,775
Ryan's Family Steak Houses Inc./1/              3,921        47,719
Pep Boys-Manny, Moe & Jack Inc.                 3,890        47,653
Fred's Inc.                                     1,595        47,624
Kaydon Corp.                                    2,373        47,555
Price Communications Corp./1/                   4,187        47,313
People's Bank                                   2,101        47,125
Choice Hotels International Inc./1/             2,037        47,075
Arkansas Best Corp./1/                          1,640        47,053
NBTY Inc./1/                                    3,625        47,053
Lattice Semiconductor Corp./1/                  7,556        46,998
Argosy Gaming Co./1/                            2,046        46,976
Christopher & Banks Corp./1/                    1,867        46,899
ARAMARK Corp. "B"/1/                            2,227        46,767
Applera Corp. - Celera Genomics Group/1/        5,875        46,706
Oceaneering International Inc./1/               1,830        46,574
FactSet Research Systems Inc.                   1,753        46,542
NBT Bancorp Inc.                                2,694        46,525
Cost Plus Inc./1/                               1,730        46,450
Selective Insurance Group Inc.                  2,136        46,415
Plantronics Inc./1/                             2,845        46,374
Sun Communities Inc.                            1,260        46,242
Chateau Communities Inc.                        1,747        46,138
Solutia Inc.                                    8,787        45,868
Schulman (A.) Inc.                              2,638        45,717
AMCORE Financial Inc.                           2,081        45,699
CSG Systems International Inc./1/               4,190        45,671
Priority Healthcare Corp. "B"/1/                1,810        45,612
Libbey Inc.                                     1,431        45,592
Nordson Corp.                                   1,920        45,581
Coinstar Inc./1/                                1,768        45,579
Thor Industries Inc.                            1,310        45,536
Grey Wolf Inc./1/                              12,605        45,378
Provident Bankshares Corp.                      2,101        45,340
Vintage Petroleum Inc.                          4,190        45,252
Gemstar-TV Guide International Inc./1/         17,945        45,221
Modine Manufacturing Co.                        2,377        45,211
Gateway Inc./1/                                15,216        45,192
CONMED Corp./1/                                 2,242        45,176
Varian Semiconductor Equipment
  Associates Inc./1/                            2,739        45,029
Nu Skin Enterprises Inc. "A"                    3,690        45,018
Avista Corp.                                    4,016        44,979
Baldor Electric Co.                             2,351        44,904
Capitol Federal Financial                       2,023        44,830
Penn National Gaming Inc./1/                    2,373        44,802
Florida East Coast Industries Inc.              1,898        44,793
MPS Group Inc./1/                               7,706        44,695
Colonial Properties Trust                       1,231        44,538
FelCor Lodging Trust Inc.                       3,471        44,533
Pharmaceutical Resources Inc./1/                1,581        44,236
Journal Register Co./1/                         2,346        44,222
Flowers Foods Inc./1/                           1,945        44,210
Benchmark Electronics Inc./1/                   2,092        44,037
Granite Construction Inc.                       2,670        44,002
Allegheny Technologies Inc.                     6,356        43,984
Glimcher Realty Trust                           2,347        43,983
Macrovision Corp./1/                            3,588        43,881
First Charter Corp.                             2,645        43,828
Sybron Dental Specialties Inc./1/               3,131        43,803
Entravision Communications Corp./1/             3,304        43,778
Kronos Inc./1/                                  1,777        43,768

Schedules of Investments                                                      25
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
American Management Systems Inc./1/             3,438  $     43,766
Winnebago Industries Inc.                       1,106        43,720
SCP Pool Corp./1/                               1,595        43,719
CV Therapeutics Inc./1/                         2,088        43,660
Heartland Express Inc./1/                       2,326        43,589
Flowserve Corp./1/                              4,354        43,540
Total System Services Inc.                      3,305        43,461
National Penn Bancshares Inc.                   1,552        43,394
Avaya Inc./1/                                  30,239        43,242
Coherent Inc./1/                                2,368        43,216
Abgenix Inc./1/                                 6,658        43,210
SangStat Medical Corp./1/                       2,071        43,201
Texas Industries Inc.                           1,777        43,146
ABM Industries Inc.                             3,050        43,005
Hot Topic Inc./1/                               2,385        43,002
First Citizens BancShares Inc. "A"                417        42,985
Capital Automotive                              1,720        42,966
Credence Systems Corp./1/                       4,956        42,919
WesBanco Inc.                                   1,800        42,858
Paxar Corp./1/                                  2,947        42,849
Seacoast Financial Services Corp.               2,135        42,849
Owens & Minor Inc.                              2,974        42,498
USEC Inc.                                       6,785        42,474
Rare Hospitality International Inc./1/          1,812        42,437
Hovnanian Enterprises Inc. "A"/1/               1,253        42,351
PanAmSat Corp./1/                               2,440        42,334
NDCHealth Corp.                                 2,705        42,063
WD-40 Co.                                       1,454        42,021
Harleysville National Corp.                     1,736        41,907
Chiquita Brands International Inc./1/           2,711        41,885
Peabody Energy Corp.                            1,641        41,846
Stewart Enterprises Inc. "A"/1/                 8,186        41,749
Acuity Brands Inc.                              3,397        41,647
Red Hat Inc./1/                                 8,753        41,577
Monaco Coach Corp./1/                           2,074        41,542
P.F. Chang's China Bistro Inc./1/               1,430        41,513
Maxtor Corp./1/                                15,898        41,494
Hotels.com "A"/1/                                 817        41,324
Ascential Software Corp./1/                    22,224        41,292
Kimball International Inc. "B"                  2,979        41,170
Men's Wearhouse Inc. (The)/1/                   2,797        41,116
Woodward Governor Co.                             867        41,094
Ruddick Corp.                                   2,702        41,043
Quiksilver Inc./1/                              1,813        40,956
Reliance Steel & Aluminum Co.                   1,874        40,947
PRG-Schultz International Inc./1/               3,300        40,854
Mercury Computer Systems Inc./1/                1,722        40,639
Flir Systems Inc./1/                            1,160        40,588
PSS World Medical Inc./1/                       6,080        40,432
Anthracite Capital Inc.                         3,578        40,431
Genlyte Group Inc. (The)/1/                     1,137        40,307
Metro-Goldwyn-Mayer Inc./1/                     3,370        40,272
John Nuveen Co. "A"                             1,770        40,267
Quanex Corp.                                    1,158        40,183
Axcelis Technologies Inc./1/                    8,225        40,138
UIL Holdings Corp.                              1,132        40,129
Senior Housing Properties Trust                 3,572        40,078
OfficeMax Inc./1/                               9,815        40,045
Sterling Bancshares Inc.                        3,058        39,968
Aztar Corp./1/                                  3,010        39,762
Macromedia Inc./1/                              5,133        39,678
Parametric Technology Corp./1/                 22,004        39,607
Summit Properties Inc.                          2,035        39,479
Dionex Corp./1/                                 1,543        39,439
Adaptec Inc./1/                                 8,930        39,381
Alkermes Inc./1/                                4,949        39,048
Trust Co. of New Jersey (The)                   1,532        38,989
Simpson Manufacturing Co. Inc./1/               1,242        38,986
InterDigital Communications Corp./1/            4,481        38,985
CUNO Inc./1/                                    1,263        38,964
AVX Corp.                                       4,494        38,918
TriQuint Semiconductor Inc./1/                 11,023        38,911
UniSource Energy Corp.                          2,547        38,842
Landry's Restaurants Inc.                       1,719        38,832
Foundry Networks Inc./1/                        7,064        38,711
Casey's General Store Inc.                      3,346        38,646
Reinsurance Group of America Inc.               1,495        38,631
Internet Security Systems Inc./1/               3,121        38,451
Sandy Spring Bancorp Inc.                       1,248        38,438

26                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Net.B@nk Inc./1/                                3,690  $     38,413
Dycom Industries Inc./1/                        4,190        38,380
Engineered Support Systems Inc.                   671        38,274
Alfa Corp.                                      3,119        38,208
Exar Corp./1/                                   3,303        38,150
Corus Bankshares Inc.                             870        38,115
Silicon Laboratories Inc./1/                    2,078        38,090
FirstFed Financial Corp./1/                     1,478        38,058
Manufactured Home Communities Inc.              1,192        38,001
MGE Energy Inc.                                 1,480        37,977
Hunt (J.B.) Transport Services Inc./1/          1,608        37,868
Philadelphia Consolidated Holding
  Corp./1/                                      1,283        37,849
Interactive Data Corp./1/                       3,085        37,791
Adolor Corp./1/                                 2,694        37,770
Documentum Inc./1/                              3,268        37,745
United States Cellular Corp./1/                 1,276        37,744
Wabtec Corp.                                    2,680        37,734
Cognex Corp./1/                                 2,706        37,640
MacDermid Inc.                                  1,886        37,626
Ticketmaster "B"/1/                             2,461        37,530
University of Phoenix Online/1/                 1,167        37,519
Dime Community Bancshares                       1,749        37,464
Harbor Florida Bancshares Inc.                  1,831        37,444
City Holding Co.                                1,454        37,426
Alaska Air Group Inc./1/                        2,112        37,382
VISX Inc./1/                                    4,046        37,345
American States Water Co.                       1,424        37,337
Haemonetics Corp./1/                            1,569        37,232
ImClone Systems Inc./1/                         4,771        37,214
American Medical Systems Holdings
  Inc./1/                                       1,793        37,205
United Defense Industries Inc./1/               1,576        37,194
Suffolk Bancorp                                 1,152        37,094
BOK Financial Corp./1/                          1,141        37,083
Nortek Inc./1/                                    857        37,082
Dress Barn Inc./1/                              2,380        37,033
Digital Insight Corp./1/                        2,350        36,942
eFunds Corp./1/                                 3,937        36,933
Insight Enterprises Inc./1/                     3,638        36,926
Extreme Networks Inc./1/                        8,752        36,846
Identix Inc./1/                                 6,188        36,819
South Jersey Industries Inc.                    1,127        36,808
Sierra Health Services Inc./1/                  2,049        36,759
Triumph Group Inc./1/                           1,312        36,736
Laclede Group Inc. (The)                        1,576        36,721
Massey Energy Co.                               5,687        36,681
Orthodontic Centers of America Inc./1/          3,428        36,680
Borland Software Corp./1/                       4,691        36,543
Sylvan Learning Systems Inc./1/                 2,665        36,457
Viasys Healthcare Inc./1/                       2,365        36,421
IHOP Corp./1/                                   1,510        36,391
School Specialty Inc./1/                        1,454        36,365
Smith (A.O.) Corp. "B"                          1,279        36,349
Atmel Corp./1/                                 34,241        36,295
Gymboree Corp./1/                               2,220        36,208
Cognizant Technology Solutions Corp./1/           628        36,091
SurModics Inc./1/                               1,136        36,091
Palm Inc./1/                                   48,756        36,079
Roadway Corp.                                     983        36,056
Overseas Shipholding Group Inc.                 2,355        35,984
Hearst-Argyle Television Inc./1/                1,448        35,968
Loews Corporation - Carolina Group              1,908        35,889
Hollinger International Inc.                    3,937        35,787
Sonic Automotive Inc./1/                        2,021        35,772
AmeriPath Inc./1/                               2,400        35,760
Cross Country Inc./1/                           2,549        35,686
Cornerstone Realty Income Trust Inc.            4,000        35,600
United Rentals Inc./1/                          4,213        35,558
Hanover Compressor Co./1/                       4,284        35,557
Anchor BanCorp Wisconsin Inc.                   1,755        35,451
MICROS Systems Inc./1/                          1,525        35,365
Kirby Corp./1/                                  1,563        35,355
Pulitzer Inc.                                     845        35,194
Crown Castle International Corp./1/            16,206        35,167
ProQuest Co./1/                                 1,158        35,145

Schedules of Investments                                                      27
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Southern Union Co./1/                           3,108     $  35,120
Delphi Financial Group Inc. "A"                   960        34,963
Kroll Inc./1/                                   1,762        34,940
Ionics Inc./1/                                  1,465        34,882
Connecticut Bankshares Inc.                       941        34,845
Gaylord Entertainment Co. "A"/1/                1,834        34,699
Taubman Centers Inc.                            2,438        34,693
Keane Inc./1/                                   5,134        34,654
Sovran Self Storage Inc.                        1,137        34,588
Unizan Financial Corp.                          1,803        34,578
MB Financial Inc.                               1,030        34,505
Hutchinson Technology Inc./1/                   2,135        34,480
Micrel Inc./1/                                  5,594        34,459
IGEN International Inc./1/                      1,152        34,422
Albany International Corp. "A"                  1,812        34,392
Expedia Inc. "A"/1/                               679        34,391
Columbia Sportswear Co./1/                        990        34,373
Broadwing Inc./1/                              17,336        34,325
Genesis Health Ventures Inc./1/                 2,082        34,228
Rogers Corp./1/                                 1,463        34,161
Commercial Metals Co.                           1,906        34,156
BARRA Inc./1/                                   1,249        34,123
Regeneron Pharmaceuticals Inc./1/               2,525        34,088
Cell Genesys Inc./1/                            2,817        33,945
Frontier Financial Corp.                        1,328        33,837
RehabCare Group Inc./1/                         1,462        33,816
DIANON Systems Inc./1/                            714        33,779
JDN Realty Corp.                                2,794        33,752
Tetra Tech Inc./1/                              4,221        33,726
Sepracor Inc./1/                                6,434        33,714
Tekelec/1/                                      3,905        33,700
Grey Global Group Inc.                             57        33,630
GrafTech International Ltd./1/                  4,631        33,575
Isis Pharmaceuticals Inc./1/                    3,396        33,485
Independent Bank Corp. (Michigan)               1,008        33,365
First Financial Bankshares Inc.                   913        33,270
Pacific Northwest Bancorp                       1,220        33,221
Myriad Genetics Inc./1/                         2,088        33,074
Weis Markets Inc.                                 986        33,011
Yankee Candle Co. Inc. (The)/1/                 1,920        32,966
Jo-Ann Stores Inc./1/                           1,175     $  32,947
Papa John's International Inc./1/               1,130        32,917
KV Pharmaceuticals Co./1/                       1,738        32,848
Electro Scientific Industries Inc./1/           2,209        32,759
Unilab Corp./1/                                 1,559        32,692
Action Performance Companies Inc./1/            1,272        32,690
Inter-Tel Inc.                                  1,601        32,580
Regal-Beloit Corp.                              1,902        32,543
Moog Inc. "A"/1/                                1,148        32,442
IRT Property Co.                                2,752        32,336
Commonwealth Bancorp Inc.                         701        32,246
Tredegar Corp.                                  1,924        32,227
Mine Safety Appliances Co.                        822        32,214
Heritage Property Investment Trust Inc.         1,288        32,148
Tower Automotive Inc./1/                        4,794        32,120
ProAssurance Corp./1/                           1,900        32,110
Wellman Inc.                                    2,351        32,091
Ameritrade Holding Corp./1/                     8,600        32,078
Fossil Inc./1/                                  1,598        32,040
PS Business Parks Inc.                            940        31,960
Stage Stores Inc./1/                            1,472        31,928
Spherion Corp./1/                               4,526        31,908
C&D Technologies Inc.                           2,176        31,900
Lone Star Steakhouse & Saloon Inc.              1,518        31,863
Bedford Property Investors Inc.                 1,286        31,841
Commonwealth Telephone Enterprises
  Inc./1/                                         915        31,815
First Sentinel Bancorp Inc.                     2,348        31,768
Argonaut Group Inc.                             1,838        31,705
Plexus Corp./1/                                 3,425        31,681
Lin TV Corp. "A"/1/                             1,280        31,680
Impac Mortgage Holdings Inc.                    2,836        31,621
Watson Wyatt & Co. Holdings/1/                  1,579        31,580
Sunrise Assisted Living Inc./1/                 1,472        31,574
FileNET Corp./1/                                3,050        31,567
Corrections Corp. of America/1/                 2,246        31,556
Newport Corp./1/                                2,796        31,539
EastGroup Properties Inc.                       1,270        31,432

28                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Steel Dynamics Inc./1/                          2,401     $  31,429
United National Bancorp                         1,527        31,426
PMA Capital Corp. "A"                           2,093        31,395
Wausau-Mosinee Paper Corp.                      3,403        31,342
Thomas Industries Inc.                          1,261        31,273
Brooks-PRI Automation Inc./1/                   2,730        31,258
First Financial Holdings Inc.                   1,154        31,239
California Water Service Group                  1,220        31,147
NUI Corp.                                       1,441        31,126
Tractor Supply Co./1/                             979        31,113
S1 Corp./1/                                     5,795        31,061
Kelly Services Inc. "A"                         1,433        31,053
Empire District Electric Co. (The)              1,837        31,045
EGL Inc./1/                                     2,818        31,026
Mid-State Bancshares                            1,886        30,930
Boston Private Financial Holdings Inc.          1,449        30,864
CIMA Labs Inc./1/                               1,227        30,859
Arch Chemicals Inc.                             1,739        30,815
ATMI Inc./1/                                    2,185        30,808
Standard Register Co. (The)                     1,282        30,768
Hudson River Bancorp Inc.                       1,274        30,767
Atlantic Coast Airlines Holdings Inc./1/        3,326        30,765
RLI Corp.                                         572        30,688
Prime Hospitality Corp./1/                      3,741        30,676
Walter Industries Inc.                          2,491        30,589
Sinclair Broadcast Group Inc. "A"/1/            2,232        30,578
DSP Group Inc./1/                               1,904        30,576
United Community Banks Inc.                     1,258        30,569
Albany Molecular Research Inc./1/               1,794        30,552
Cyberonics Inc./1/                              1,771        30,479
Lexington Corp. Properties Trust                1,893        30,477
Strayer Education Inc.                            512        30,459
Koger Equity Inc.                               1,794        30,301
Checkpoint Systems Inc./1/                      2,448        30,233
Dollar Thrifty Automotive Group Inc./1/         1,882        30,206
Insight Communications Co. Inc./1/              3,270        30,182
Ocular Sciences Inc./1/                         1,292        30,181
Glenborough Realty Trust Inc.                   1,486        30,166
Anteon International Corp./1/                   1,109     $  30,143
Hooper Holmes Inc.                              4,848        30,058
M/I Schottenstein Homes Inc.                      954        30,051
Rambus Inc./1/                                  6,911        29,994
Longview Fibre Co.                              4,320        29,981
Insituform Technologies Inc. "A"/1/             2,087        29,946
United Natural Foods Inc./1/                    1,299        29,916
Hain Celestial Group Inc./1/                    2,041        29,901
Mid-America Apartment Communities Inc.          1,199        29,867
Sterling Financial Corp. (Pennsylvania)         1,279        29,839
SureWest Communications                         1,017        29,768
Veritas DGC Inc./1/                             2,753        29,760
Alabama National Bancorp                          657        29,749
ElkCorp                                         1,742        29,736
Esterline Technologies Corp./1/                 1,784        29,686
Progress Software Corp./1/                      2,452        29,669
Bay View Capital Corp./1/                       5,226        29,631
CDI Corp./1/                                    1,133        29,628
Central Parking Corp.                           1,471        29,626
Enzo Biochem Inc./1/                            2,065        29,529
First Merchants Corp.                           1,195        29,517
ESCO Technologies Inc./1/                         911        29,425
Maverick Tube Corp./1/                          3,317        29,422
Student Loan Corp.                                325        29,406
OshKosh B'Gosh Inc. "A"                           854        29,343
CommScope Inc./1/                               4,327        29,337
Entertainment Properties Trust                  1,323        29,238
Advent Software Inc./1/                         2,553        29,232
Continental Airlines Inc. "B"/1/                5,415        29,187
Hydril Co./1/                                   1,172        29,159
Bandag Inc.                                       956        29,158
CSK Auto Corp./1/                               2,327        29,041
Umpqua Holdings Corp.                           1,765        28,999
Wintrust Financial Corp.                        1,010        28,937
F&M Bancorp                                       915        28,914
Biosite Inc./1/                                   997        28,903
JLG Industries Inc.                             3,577        28,795
Group 1 Automotive Inc./1/                      1,286        28,742
Steelcase Inc.                                  2,745        28,740

Schedules of Investments                                                      29
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
California Pizza Kitchen Inc./1/                1,247  $     28,693
Power Integrations Inc./1/                      2,353        28,683
First Federal Capital Corp.                     1,476        28,679
National Health Investors Inc.                  1,876        28,609
Community Bank System Inc.                        965        28,593
ShopKo Stores Inc./1/                           2,188        28,575
Financial Federal Corp./1/                        897        28,569
ADTRAN Inc./1/                                  1,830        28,548
Armor Holdings Inc./1/                          1,903        28,526
Topps Co. (The)/1/                              3,293        28,386
21st Century Insurance Group                    2,745        28,301
Advanced Neuromodulation Systems Inc./1/          849        28,255
W-H Energy Services Inc./1/                     1,633        28,251
Tennant Co.                                       872        28,209
BankAtlantic Bancorp Inc. "A"                   3,141        28,206
Headwaters Inc./1/                              2,038        28,165
CPB Inc.                                          610        28,164
Pure Resources Inc./1/                          1,257        28,157
Westport Resources Corp./1/                     1,538        28,145
MSC Industrial Direct Co. Inc. "A"/1/           2,648        28,122
Russell Corp.                                   1,876        28,121
Belden Inc.                                     2,092        28,075
Imagistics International Inc./1/                1,615        28,020
Sycamore Networks Inc./1/                      11,919        28,010
First Financial Corp.                             578        28,004
NCI Building Systems Inc./1/                    1,481        27,843
Entegris Inc./1/                                3,580        27,817
Bowne & Co. Inc.                                2,781        27,810
MAXIMUS Inc./1/                                 1,240        27,776
Knight Transportation Inc./1/                   1,790        27,745
Omega Financial Corp.                             822        27,743
Ariba Inc./1/                                  20,486        27,656
Duane Reade Inc./1/                             1,727        27,632
Knight Trading Group Inc./1/                    7,366        27,622
Itron Inc./1/                                   1,500        27,585
Frontier Oil Corp.                              2,224        27,578
Valmont Industries Inc.                         1,177        27,483
Burlington Coat Factory Warehouse Corp.         1,525        27,450
Stride Rite Corp.                               3,462        27,384
RealNetworks Inc./1/                            7,575        27,346
Aaron Rents Inc. "B"                            1,186        27,278
Arrow International Inc.                          845        27,184
Rayovac Corp./1/                                2,227        27,169
Speedway Motorsports Inc./1/                    1,146        26,988
Mentor Graphics Corp./1/                        5,530        26,986
Photon Dynamics Inc./1/                         1,447        26,958
Shuffle Master Inc./1/                          1,448        26,947
Northwest Airlines Corp. "A"/1/                 4,033        26,940
Ligand Pharmaceuticals Inc. "B"/1/              3,952        26,874
Thoratec Labs Corp./1/                          3,420        26,813
GenCorp. Inc.                                   2,667        26,803
Sequa Corp. "A"/1/                                514        26,779
GameStop Corp./1/                               1,309        26,769
Unifi Inc./1/                                   4,267        26,754
First Niagara Financial Group Inc.                846        26,725
Franklin Electric Co. Inc.                        625        26,719
Meristar Hospitality Corp.                      3,104        26,663
Kindred Healthcare Inc./1/                        719        26,625
Lone Star Technologies Inc./1/                  2,246        26,615
Glacier Bancorp Inc.                            1,165        26,539
PFF Bancorp Inc.                                  957        26,528
Incyte Genomics Inc./1/                         5,716        26,522
Brown Shoe Co. Inc.                             1,481        26,510
Littelfuse Inc./1/                              1,575        26,492
INAMED Corp./1/                                 1,151        26,473
Offshore Logistics Inc./1/                      1,474        26,473
FEI Co./1/                                      1,830        26,443
Dynegy Inc. "A"                                22,776        26,420
Datascope Corp.                                   976        26,411
Actuant Corp. "A"/1/                              715        26,383
Fidelity Bankshares Inc.                        1,473        26,367
EDO Corp.                                       1,176        26,354
Alpharma Inc. "A"                               2,743        26,333
Quantum DLT & Storage Group/1/                 11,910        26,321
RFS Hotel Investors Inc.                        2,395        26,321
ChemFirst Inc.                                    915        26,315
Apogee Enterprises Inc.                         2,401        26,267
McDATA Corp. "A"/1/                             4,832        26,238
Presidential Life Corp.                         1,819        26,194

30                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Houston Exploration Co./1/                        839  $     26,135
Invision Technologies Inc./1/                     814        26,056
Schweitzer-Mauduit International Inc.           1,220        26,047
Lance Inc.                                      2,042        26,036
Phillips-Van Heusen Corp.                       2,063        25,994
Joy Global Inc./1/                              3,129        25,971
Quest Software Inc./1/                          2,762        25,963
Universal Health Realty Income Trust              999        25,924
Methode Electronics Inc. "A"                    2,822        25,906
New Century Financial Corp.                     1,104        25,834
ICU Medical Inc./1/                               706        25,783
Zoran Corp./1/                                  2,342        25,762
Aeroflex Inc./1/                                5,101        25,709
Six Flags Inc./1/                               7,302        25,703
Integra Bank Corp.                              1,425        25,678
Southwestern Energy Co./1/                      2,139        25,668
MFA Mortgage Investments Inc.                   3,160        25,596
Jill (J.) Group Inc. (The)/1/                   1,468        25,573
Chemed Corp.                                      829        25,508
Pre-Paid Legal Services Inc./1/                 1,279        25,427
Atwood Oceanics Inc./1/                           869        25,418
AMLI Residential Properties Trust               1,149        25,370
Robert Mondavi Corp. (The) "A"/1/                 831        25,312
Bright Horizons Family Solutions Inc./1/          906        25,305
Veeco Instruments Inc./1/                       2,343        25,304
Town & Country Trust (The)                      1,202        25,278
BankUnited Financial Corp. "A"/1/               1,584        25,265
Zoll Medical Corp./1/                             831        25,262
Genesco Inc./1/                                 1,830        25,254
CARBO Ceramics Inc.                               704        25,231
Silicon Storage Technology Inc./1/              6,449        25,216
Applied Industrial Technologies Inc.            1,487        25,205
InFocus Corp./1/                                3,303        25,169
Griffon Corp./1/                                2,357        25,102
Kaman Corp. "A"                                 2,049        25,100
International Multifoods Corp./1/               1,280        25,088
Nextel Partners Inc. "A"/1/                     4,661        25,076
Advanced Digital Information Corp./1/           5,224        25,075
Stewart Information Services Corp./1/           1,171        25,001
Connetics Corp./1/                              2,702        24,993
Pennsylvania Real Estate Investment
  Trust                                           969        24,961
Boca Resorts Inc. "A"/1/                        2,439        24,878
Per-Se Technologies Inc./1/                     2,518        24,878
United Surgical Partners International
  Inc./1/                                       1,126        24,806
Berry Petroleum Co. "A"                         1,455        24,720
Federal Agricultural Mortgage Corp./1/            834        24,611
Bally Total Fitness Holding Corp./1/            2,483        24,607
Korn/Ferry International/1/                     3,137        24,594
Gold Bancorp Inc.                               2,534        24,580
CIBER Inc./1/                                   4,226        24,553
United Community Financial Corp.                2,774        24,550
Superior Energy Services Inc./1/                3,769        24,499
Spartech Corp.                                  1,156        24,461
Tompkins Trustco Inc.                             569        24,410
Analogic Corp.                                    580        24,296
Heidrick & Struggles International
  Inc./1/                                       1,596        24,243
O'Charley's Inc./1/                             1,293        24,232
First Community Bancshares Inc.                   821        24,187
R&G Financial Corp. "B"                         1,104        24,089
K-Swiss Inc. "A"                                1,127        24,084
Silgan Holdings Inc./1/                           846        24,060
Old Second Bancorp Inc.                           629        24,015
Conexant Systems Inc./1/                       21,625        24,004
Park Electrochemical Corp.                      1,434        23,948
Guitar Center Inc./1/                           1,272        23,888
Global Industries Ltd./1/                       5,781        23,876
Kramont Realty Trust                            1,611        23,843
Greif Brothers Corp. "A"                          973        23,838
Community Trust Bancorp Inc.                      885        23,806
Fremont General Corp.                           4,853        23,780
Martek Biosciences Corp./1/                     1,448        23,718
Photronics Inc./1/                              2,357        23,711

Schedules of Investments                                                      31
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Sotheby's Holdings Inc. "A"/1/                  3,385  $     23,695
Advanced Medical Optics Inc./1/                 2,491        23,689
Rollins Inc.                                    1,220        23,668
Hancock Fabrics Inc.                            1,465        23,660
United Therapeutics Inc./1/                     1,437        23,639
Atrix Laboratories Inc./1/                      1,588        23,502
Independent Bank Corp. (Massachusetts)          1,178        23,419
SOURCECORP Inc./1/                              1,147        23,410
NorthWestern Corp.                              2,397        23,395
Wesco Financial Corp.                              76        23,370
Hanger Orthopedic Group Inc./1/                 1,466        23,309
Apex Mortgage Capital Inc.                      2,081        23,286
MKS Instruments Inc./1/                         2,126        23,216
Tetra Technologies Inc./1/                      1,152        23,213
Cato Corp. "A"                                  1,220        23,156
Redwood Trust Inc.                                846        23,121
American Tower Corp./1/                        14,526        23,096
Carpenter Technology Corp.                      1,775        23,075
PolyMedica Corp./1/                               873        23,065
Pathmark Stores Inc./1/                         2,519        23,049
Parkway Properties Inc.                           681        23,045
Washington Trust Bancorp Inc.                   1,161        22,918
Noven Pharmaceuticals Inc./1/                   1,870        22,889
Simmons First National Corp. "A"                  614        22,829
CCBT Financial Companies Inc.                     868        22,716
AMERIGROUP Corp./1/                               676        22,687
Triarc Companies Inc./1/                          999        22,667
Legato Systems Inc./1/                          8,202        22,621
Cable Design Technologies Corp./1/              3,694        22,607
ScanSource Inc./1/                                388        22,523
Symyx Technologies Inc./1/                      2,151        22,521
NACCO Industries Inc.                             564        22,447
Telik Inc./1/                                   1,813        22,445
Therasense Inc./1/                              1,604        22,392
Pegasus Solutions Inc./1/                       2,120        22,366
CONSOL Energy Inc.                              1,766        22,358
Remington Oil & Gas Corp./1/                    1,585        22,349
Cubic Corp.                                     1,312        22,304
Zenith National Insurance Corp.                   842        22,246
Westcorp Inc.                                   1,112        22,240
Regal Entertainment Group "A"/1/                1,248        22,214
WMS Industries Inc./1/                          1,568        22,109
Isle of Capri Casinos Inc./1/                   1,324        22,084
ValueVision Media Inc./1/                       1,877        22,074
TIBCO Software Inc./1/                          5,864        21,990
Second Bancorp Inc.                               821        21,945
Sterling Bancorp                                  827        21,940
Nautica Enterprises Inc./1/                     2,108        21,923
Trimble Navigation Ltd./1/                      2,212        21,899
Newpark Resources Inc./1/                       5,523        21,871
Information Holdings Inc./1/                    1,010        21,866
Tanox Inc./1/                                   2,082        21,861
Local Financial Corp./1/                        1,582        21,847
Enterasys Networks Inc./1/                     16,784        21,819
Corixa Corp./1/                                 3,443        21,794
Landauer Inc.                                     657        21,780
Oakley Inc./1/                                  2,166        21,768
Ventana Medical Systems Inc./1/                 1,162        21,764
U.S. Restaurant Properties Inc.                 1,516        21,603
West Corp./1/                                   1,543        21,602
Labor Ready Inc./1/                             3,409        21,545
Spanish Broadcasting System Inc. "A"/1/         3,288        21,536
Swift Energy Co./1/                             2,066        21,486
DIMON Inc.                                      3,435        21,434
Stillwater Mining Co./1/                        3,570        21,420
Meritage Corp./1/                                 604        21,412
Odyssey Healthcare Inc./1/                        714        21,384
Saxon Capital Inc./1/                           1,926        21,321
SPS Technologies Inc./1/                          854        21,290
MCG Capital Corp.                               1,615        21,286
Verity Inc./1/                                  2,138        21,273
Intuitive Surgical Inc./1/                      2,662        21,269
Saul Centers Inc.                                 915        21,246
Actel Corp./1/                                  2,041        21,226
Sturm Ruger & Co. Inc.                          1,739        21,216
Resources Connection Inc./1/                    1,472        21,212
PETCO Animal Supplies Inc./1/                     974        21,126
Penn Virginia Corp.                               651        21,092
Wright Medical Group Inc./1/                    1,108        21,085
GlobeSpanVirata Inc./1/                         8,912        21,032

32                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
CoStar Group Inc./1/                            1,166  $     20,988
Tier Technologies Inc. "B"/1/                   1,109        20,982
Lindsay Manufacturing Co.                         865        20,959
Watts Industries Inc. "A"                       1,276        20,926
Equity Inns Inc.                                3,373        20,913
ANSYS Inc./1/                                   1,212        20,883
Jakks Pacific Inc./1/                           1,877        20,870
RAIT Investment Trust                           1,011        20,827
Watsco Inc.                                     1,456        20,821
USB Holding Co. Inc.                            1,129        20,807
FBL Financial Group Inc. "A"                    1,127        20,793
Amkor Technology Inc./1/                        8,734        20,787
ENDOcare Inc./1/                                1,452        20,778
First Indiana Corp.                             1,133        20,768
Oriental Financial Group Inc.                     942        20,724
Helix Technology Corp.                          2,145        20,699
Stewart & Stevenson Services Inc.               2,113        20,693
MedQuist Inc./1/                                  881        20,675
Vector Group Ltd.                               1,640        20,647
Sola International Inc./1/                      2,053        20,633
Trammell Crow Co./1/                            2,087        20,578
Medarex Inc./1/                                 6,139        20,566
Russ Berrie & Co. Inc.                            685        20,557
Arctic Cat Inc.                                 1,471        20,535
Kmart Corp./1/                                 41,845        20,504
Inhale Therapeutic Systems Inc./1/              4,074        20,484
AFC Enterprises Inc./1/                         1,013        20,452
Wet Seal Inc. "A"/1/                            2,045        20,450
Steak n Shake Company (The)/1/                  1,857        20,427
Caraustar Industries Inc.                       2,177        20,355
Serologicals Corp./1/                           1,516        20,299
Barnes Group Inc.                               1,009        20,271
Triad Guaranty Inc./1/                            582        20,265
Medicines Co. (The)/1/                          1,844        20,243
Centex Construction Products Inc.                 567        20,242
Mediacom Communications Corp./1/                3,768        20,234
OceanFirst Financial Corp.                        982        20,229
Mid Atlantic Realty Trust                       1,261        20,214
Right Management Consultants Inc./1/              819        20,180
Bank of Granite Corp.                           1,121        20,178
Integra LifeSciences Holdings Corp./1/          1,267        20,133
ExpressJet Holdings Inc./1/                     2,188        20,130
Cleveland-Cliffs Inc.                             836        20,106
Kopin Corp./1/                                  5,764        20,059
Investors Real Estate Trust                     1,889        20,005
Forward Air Corp./1/                            1,105        20,000
Myers Industries Inc.                           1,596        19,998
Premcor Inc./1/                                 1,274        19,989
Scientific Games Corp. "A"/1/                   2,976        19,942
MSC.Software Corp./1/                           2,340        19,937
WebEx Communications Inc./1/                    1,773        19,840
Intermagnetics General Corp./1/                 1,162        19,835
Beverly Enterprises Inc./1/                     8,185        19,808
Cohu Inc.                                       1,751        19,786
Flagstar Bancorp Inc.                             955        19,768
City Bank                                         683        19,766
Port Financial Corp.                              494        19,765
DuPont Photomasks Inc./1/                         867        19,750
Immunomedics Inc.                               3,279        19,674
New England Business Service Inc.                 929        19,648
Navigant Consulting Co./1/                      3,556        19,629
First Republic Bank/1/                            902        19,618
Silicon Image Inc./1/                           4,794        19,607
Handleman Co./1/                                2,142        19,599
Range Resources Corp./1/                        4,185        19,586
Irwin Financial Corp.                           1,152        19,584
Avid Technology Inc./1/                         1,901        19,580
Churchill Downs Inc.                              536        19,564
Marcus Corp.                                    1,491        19,532
United Industrial Corp.                           969        19,525
Genesee & Wyoming Inc. "A"/1/                     877        19,513
Primedia Inc./1/                               14,017        19,484
ArthroCare Corp./1/                             1,596        19,344
Key Productions Co. Inc./1/                     1,192        19,310
West Coast Bancorp                              1,274        19,288
Odyssey Re Holdings Corp.                       1,159        19,251
Impath Inc./1/                                  1,491        19,249
J&J Snack Foods Corp./1/                          522        19,236
WSFS Financial Corp.                              687        19,236

Schedules of Investments                                                      33
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
First Busey Corp. "A"                             847      $ 19,201
Stoneridge Inc./1/                              1,128        19,176
Gardner Denver Inc./1/                          1,220        19,166
Getty Realty Corp.                              1,004        19,156
LTX Corp./1/                                    4,199        19,147
Capital City Bank Group Inc.                      579        19,142
West Pharmaceutical Services Inc.                 893        19,128
Medford Bancorp Inc.                              545        19,048
Electronics Boutique Holdings Corp./1/            693        19,023
Daisytek International Corp./1/                 1,460        18,980
Bank Mutual Corp.                                 936        18,945
Playtex Products Inc./1/                        2,223        18,918
Deltic Timber Corp.                               860        18,903
Salem Communications Corp. "A"/1/                 843        18,900
Systems & Computer Technology Corp./1/          2,699        18,893
URS Corp./1/                                    1,139        18,873
United Fire & Casualty Co.                        555        18,859
Transaction Systems Architects Inc.
  "A"/1/                                        3,036        18,823
TeleTech Holdings Inc./1/                       3,009        18,806
Input/Output Inc./1/                            3,923        18,791
Fleetwood Enterprises Inc.                      2,787        18,784
AMN Healthcare Services Inc./1/                 1,015        18,777
Intertrust Technologies Corp./1/                5,881        18,760
RTI International Metals Inc./1/                1,784        18,732
CT Communications Inc.                          1,291        18,719
Farmers Capital Bank Corp.                        560        18,687
E.piphany Inc./1/                               5,189        18,680
Standard Microsystems Corp./1/                  1,220        18,643
Chesapeake Corp.                                1,246        18,615
Standex International Corp.                       915        18,556
First Essex Bancorp Inc.                          559        18,475
Unova Inc./1/                                   3,737        18,386
Haverty Furniture Companies Inc.                1,470        18,375
Financial Institutions Inc.                       676        18,353
Hecla Mining/1/                                 5,136        18,336
Gene Logic Inc./1/                              2,357        18,314
Coachmen Industries Inc.                        1,220        18,312
Asyst Technologies Inc./1/                      3,028        18,289
Bel Fuse Inc. "B"                                 852        18,275
StarTek Inc./1/                                   828        18,224
Banner Corp.                                      902        18,220
Diversa Corp./1/                                2,127        18,143
Alloy Inc./1/                                   2,181        18,124
Interland Inc./1/                               8,818        18,077
American Healthways Inc./1/                     1,117        18,062
Jarden Corp./1/                                   665        18,055
Raytech Corp./1/                                2,962        18,039
Cascade Natural Gas Corp.                         915        18,025
Capstead Mortgage Corp.                           871        18,004
RailAmerica Inc./1/                             2,480        17,980
American Woodmark Corp.                           354        17,962
First Place Financial Corp.                     1,279        17,880
IDX Systems Corp./1/                            1,438        17,846
NCO Group Inc./1/                               1,566        17,837
Fleming Companies Inc.                          3,567        17,835
Saga Communications Inc./1/                       964        17,834
PAREXEL International Corp./1/                  2,097        17,825
Manhattan Associates Inc./1/                    1,318        17,819
CorVel Corp./1/                                   594        17,802
Nabi Biopharmaceuticals/1/                      3,282        17,797
Prima Energy Corp./1/                             846        17,741
Seacoast Banking Corp. of Florida                 924        17,722
Century Business Services Inc./1/               6,685        17,715
Charter Communications Inc./1/                  9,517        17,702
VitalWorks Inc./1/                              2,419        17,586
Great Lakes REIT Inc.                           1,003        17,522
SERENA Software Inc./1/                         1,460        17,520
7-Eleven Inc./1/                                2,044        17,517
Websense Inc./1/                                1,507        17,496
Wind River Systems Inc./1/                      5,424        17,465
Conceptus Inc./1/                               1,140        17,442
Mississippi Valley Bancshares Inc.                350        17,437
Tularik Inc./1/                                 2,536        17,372
Magnum Hunter Resources Inc./1/                 3,307        17,359
State Auto Financial Corp.                      1,145        17,335
FuelCell Energy Inc./1/                         2,750        17,325
FalconStor Software Inc./1/                     3,552        17,298
Del Monte Foods Co./1/                          2,116        17,288

34                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Agile Software Corp./1/                         2,691      $ 17,249
Informatica Corp./1/                            5,561        17,239
Proxim Corp. "A"/1/                             9,846        17,231
Alderwoods Group Inc./1/                        2,645        17,192
Mykrolis Corp./1/                               2,787        17,140
Eclipsys Corp./1/                               3,367        17,104
Genta Inc./1/                                   2,663        17,096
Palm Harbor Homes Inc./1/                       1,472        17,091
Pioneer-Standard Electronics Inc.               2,359        17,079
Community Banks Inc.                              636        17,070
Select Medical Corp./1/                         1,193        17,060
PracticeWorks Inc./1/                             984        17,023
Forrester Research Inc./1/                      1,137        17,021
Oneida Ltd.                                     1,220        16,995
Crawford & Co. "B"                              2,691        16,980
Pope & Talbot Inc.                              1,320        16,962
Pharmacopeia Inc./1/                            1,914        16,958
North Pittsburgh Systems Inc.                   1,272        16,956
Central Vermont Public Service Corp.              960        16,925
Movie Gallery Inc./1/                           1,125        16,886
BSB Bancorp Inc.                                  848        16,884
FNB Corp.                                         548        16,835
CNA Surety Corp.                                1,275        16,830
Powerwave Technologies Inc./1/                  4,954        16,794
Alexion Pharmaceuticals Inc./1/                 1,446        16,759
3TEC Energy Corp./1/                            1,170        16,731
Arris Group Inc./1/                             4,521        16,728
On Assignment Inc./1/                           2,022        16,722
MTS Systems Corp.                               1,765        16,713
CFS Bancorp Inc.                                1,185        16,708
Gabelli Asset Management Inc. "A"/1/              563        16,693
Riggs National Corp.                            1,166        16,662
Lakeland Bancorp Inc.                             977        16,658
Vignette Corp./1/                              20,759        16,628
Connecticut Water Service Inc.                    648        16,602
Farmer Brothers Co.                                51        16,575
Centennial Bancorp                              1,909        16,570
Crown American Realty Trust                     1,799        16,533
BancFirst Corp.                                   335        16,489
Universal Forest Products Inc.                    875        16,468
Southern Peru Copper Corp.                      1,199        16,438
NBC Capital Corp.                                 654        16,415
Exelixis Inc./1/                                3,313        16,399
Citizens Inc./1/                                1,824        16,380
Echelon Corp./1/                                1,880        16,356
Clark/Bardes Inc./1/                              919        16,349
Universal Compression Holdings Inc./1/          1,008        16,330
Cerus Corp./1/                                    978        16,303
Octel Corp.                                       862        16,283
Multimedia Games Inc./1/                          826        16,265
Royal Gold Inc.                                   852        16,248
Anworth Mortgage Asset Corp.                    1,332        16,237
Arrow Financial Corp.                             566        16,216
Lawson Products Inc.                              556        16,207
Denbury Resources Inc./1/                       1,588        16,150
Calgon Carbon Corp.                             2,793        16,144
Keystone Property Trust                           969        16,124
4Kids Entertainment Inc./1/                       679        16,113
Parker Drilling Co./1/                          7,299        16,058
Molecular Devices Corp./1/                      1,277        15,975
Friedman Billings Ramsey Group Inc.
  "A"/1/                                        1,572        15,924
Alexander's Inc./1/                               261        15,921
Micromuse Inc./1/                               6,311        15,904
1st Source Corp.                                1,128        15,894
MTR Gaming Group Inc./1/                        1,725        15,887
Aviall Inc./1/                                  1,554        15,835
Virginia Financial Group Inc.                     527        15,826
Novastar Financial Inc.                           724        15,819
Tuesday Morning Corp./1/                          868        15,806
First National Corp.                              572        15,787
Pericom Semiconductor Corp./1/                  1,830        15,775
Kadant Inc./1/                                  1,165        15,728
UniFirst Corp.                                    659        15,711
Fisher Communications Inc.                        334        15,698
Central Garden & Pet Co./1/                       915        15,656
Dendrite International Inc./1/                  2,479        15,642
AMC Entertainment Inc./1/                       2,108        15,599
Trex Co. Inc./1/                                  569        15,556

Schedules of Investments                                                      35
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
ESS Technology Inc./1/                          2,522  $     15,510
Main Street Banks Inc.                            837        15,510
VCA Antech Inc./1/                              1,255        15,487
Vital Sign Inc.                                   521        15,479
OMNOVA Solutions Inc./1/                        3,351        15,381
Interface Inc. "A"                              3,875        15,345
Innkeepers USA Trust                            1,920        15,341
TBC Corp./1/                                    1,479        15,337
Magna Entertainment Corp. "A"/1/                2,818        15,324
Airtran Holdings Inc./1/                        4,927        15,323
Tanger Factory Outlet Centers Inc.                547        15,305
Astec Industries Inc./1/                        1,419        15,297
Cash America International Inc.                 1,867        15,291
RSA Security Inc./1/                            4,535        15,238
webMethods Inc./1/                              3,153        15,229
Maxygen Inc./1/                                 2,449        15,208
Consolidated Graphics Inc./1/                     866        15,198
Interwoven Inc./1/                              7,564        15,189
AC Moore Arts & Crafts Inc./1/                    718        15,171
U.S. Industries Inc./1/                         6,443        15,141
Flushing Financial Corp.                          907        15,129
Retek Inc./1/                                   4,200        15,120
Ameron International Corp.                        306        15,052
Energy Partners Ltd./1/                         1,847        15,035
Herley Industries Inc./1/                         808        15,005
Hawthorne Financial Corp./1/                      568        14,995
Prosperity Bancshares Inc.                        880        14,986
Skyline Corp.                                     550        14,955
Hickory Tech Corp.                              1,127        14,933
National Presto Industries Inc.                   517        14,931
Camden National Corp.                             574        14,924
Ennis Business Forms Inc.                       1,143        14,916
Peoples Holding Co.                               366        14,915
Tejon Ranch Co./1/                                610        14,878
Advanta Corp. "B"                               1,439        14,865
JetBlue Airways Corp./1/                          368        14,841
Intertan Inc./1/                                2,125        14,832
Phoenix Technologies Ltd./1/                    2,042        14,805
CKE Restaurant Inc./1/                          3,696        14,784
Possis Medical Inc./1/                          1,446        14,764
Middlesex Water Co.                               656        14,760
Anaren Microwave Inc./1/                        1,795        14,755
Lydall Inc./1/                                  1,250        14,750
EPIQ Systems Inc./1/                              833        14,711
Genesis Microchip Inc./1/                       1,918        14,711
Rock-Tenn Co. "A"                                 954        14,711
JDA Software Group Inc./1/                      2,100        14,679
Insurance Auto Auctions Inc./1/                   971        14,673
Boykin Lodging Co.                              1,525        14,670
Great Atlantic & Pacific Tea Co./1/             1,749        14,657
Power-One Inc./1/                               4,917        14,653
MIM Corp./1/                                    1,549        14,638
Standard Commercial Corp.                         874        14,631
Lightbridge Inc./1/                             2,167        14,629
Mobile Mini Inc./1/                             1,129        14,621
Exult Inc./1/                                   4,950        14,602
American Physicians Capital Inc./1/               865        14,584
Cirrus Logic Inc./1/                            5,709        14,558
Troy Financial Corp.                              558        14,553
XM Satellite Radio Holdings Inc. "A"/1/         3,719        14,504
Great Southern Bancorp Inc.                       387        14,497
Valhi Inc.                                      1,475        14,485
NeoPharm Inc./1/                                1,026        14,467
WFS Financial Inc./1/                             697        14,456
Kansas City Life Insurance Co.                    382        14,455
PTEK Holdings Inc./1/                           3,100        14,446
St. Francis Capital Corp.                         627        14,427
Gorman-Rupp Co. (The)                             619        14,423
Dura Automotive Systems Inc./1/                 1,176        14,406
CuraGen Corp./1/                                3,413        14,403
Bio-Technology General Corp./1/                 4,853        14,365
Cobalt Corp./1/                                   860        14,362
IBERIABANK Corp.                                  381        14,337
GulfMark Offshore Inc./1/                         828        14,324
SWS Group Inc.                                  1,169        14,320
Holly Corp.                                       843        14,314
Learning Tree International Inc./1/               972        14,279
MatrixOne Inc./1/                               3,276        14,218
American National Bankshares Inc.                 517        14,197
FreeMarkets Inc./1/                             2,853        14,151

36                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Stepan Co.                                        526  $     14,123
Movado Group Inc.                                 869        14,121
Sports Authority Inc. (The)/1/                  2,365        14,119
Mission West Properties Inc.                    1,273        14,105
Avigen Inc./1/                                  1,778        14,100
Planar Systems Inc./1/                            884        14,091
First Bancorp North Carolina                      569        14,060
United Auto Group Inc./1/                       1,002        14,038
Urban Outfitters Inc./1/                          577        14,015
Liberate Technologies/1/                        8,937        13,942
Lithia Motors Inc. "A"/1/                         817        13,897
Quaker City Bancorp Inc./1/                       417        13,832
Advanced Energy Industries Inc./1/              1,552        13,813
Western Wireless Corp. "A"/1/                   5,110        13,797
Building Materials Holdings Corp./1/            1,175        13,747
Corporate Office Properties Trust               1,013        13,726
Insignia Financial Group Inc./1/                1,744        13,690
Fidelity National Information Solutions
  Inc./1/                                         895        13,685
Keynote Systems Inc./1/                         2,084        13,650
Midway Games Inc./1/                            2,487        13,629
Midwest Banc Holdings Inc.                        713        13,611
BioMarin Pharmaceutical Inc./1/                 2,341        13,554
Silicon Graphics Inc./1/                       16,520        13,546
United Online Inc./1/                           1,411        13,531
Vicor Corp./1/                                  1,892        13,528
Glatfelter Co.                                  1,169        13,502
Oak Technology Inc./1/                          4,230        13,451
Avatar Holdings/1/                                558        13,425
Finish Line Inc. (The)/1/                       1,485        13,395
Boyds Collection Ltd. (The)/1/                  2,077        13,376
Microsemi Corp./1/                              2,384        13,374
Eon Labs Inc./1/                                  619        13,358
Wild Oats Markets Inc./1/                       1,471        13,357
TALX Corp.                                      1,014        13,354
Endo Pharmaceuticals Holdings Inc./1/           1,564        13,341
Buckeye Technologies Inc./1/                    1,814        13,333
Nuevo Energy Co./1/                             1,221        13,309
Oregon Steel Mills Inc./1/                      2,169        13,274
Advanced Marketing Services Inc.                  961        13,252
Robbins & Myers Inc.                              710        13,242
Computer Network Technology Corp./1/            2,635        13,228
Arden Group Inc. "A"/1/                           238        13,211
Central Coast Bancorp/1/                          714        13,202
Cell Therapeutics Inc./1/                       2,977        13,099
MGI Pharma Inc./1/                              1,870        13,090
Tesoro Petroleum Corp./1/                       4,671        13,079
Gentiva Health Services Inc.                    1,581        13,075
Merit Medical Systems Inc./1/                     675        13,034
SY Bancorp Inc.                                   375        13,024
SonoSite Inc./1/                                1,134        13,018
SPSS Inc./1/                                    1,122        12,982
Frontier Airlines Inc./1/                       2,660        12,981
Comstock Resources Inc./1/                      1,881        12,979
Boston Communications Group Inc./1/             1,257        12,972
Ultratech Stepper Inc./1/                       1,599        12,936
Priceline.com Inc./1/                           8,857        12,931
Metro One Telecommunications Inc./1/            1,521        12,929
Global Imaging Systems Inc./1/                    684        12,914
Excel Technology Inc./1/                          686        12,904
CCC Information Services Group Inc./1/            984        12,861
ScanSoft Inc./1/                                3,891        12,840
Praecis Pharmaceuticals Inc./1/                 4,291        12,830
Chattem Inc./1/                                   314        12,821
eSpeed, Inc./1/                                 1,261        12,812
REMEC Inc./1/                                   3,750        12,788
GBC Bancorp                                       655        12,720
Correctional Properties Trust                     553        12,719
Northwest Bancorp Inc.                            997        12,692
CoorsTek Inc./1/                                  846        12,690
Kulicke & Soffa Industries Inc./1/              4,228        12,684
Energy Conversion Devices Inc./1/               1,168        12,673
ILEX Oncology Inc./1/                           2,668        12,673
CTS Corp.                                       2,749        12,645
MRO Software Inc./1/                            1,453        12,641
Ameristar Casinos Inc./1/                         666        12,627
Integral Systems Inc./1/                          659        12,593

Schedules of Investments                                                      37
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Union Bankshares Corp.                            501     $  12,490
Footstar Inc./1/                                1,599        12,472
Steven Madden Ltd./1/                             866        12,470
Entrust Inc./1/                                 3,966        12,453
ManTech International Corp. "A"/1/                530        12,434
USG Corp./1/                                    3,103        12,412
Columbia Banking System Inc./1/                 1,121        12,409
PEC Solutions Inc./1/                             557        12,399
Sterling Financial Corp. (Washington)/1/          683        12,383
Kenneth Cole Productions "A"/1/                   609        12,363
Nash Finch Co.                                    909        12,362
Quaker Chemical Corp.                             641        12,333
LSI Industries Inc.                             1,213        12,300
Allos Therapeutics Inc./1/                      1,447        12,271
NL Industries Inc.                                844        12,246
VIB Corp./1/                                      818        12,245
i2 Technologies Inc./1/                        23,529        12,235
Baldwin & Lyons Inc. "B"                          559        12,220
Tweeter Home Entertainment Group Inc./1/        1,769        12,206
Cubist Pharmaceuticals Inc./1/                  2,385        12,187
Terayon Communication Systems Inc./1/           5,241        12,159
Stein Mart Inc./1/                              2,081        12,153
Versicor Inc./1/                                1,424        12,132
La Jolla Pharmaceutical Co./1/                  2,845        12,120
LaSalle Hotel Properties                          969        12,113
Volt Information Sciences Inc./1/                 799        12,105
Digital River Inc./1/                           1,573        12,065
Bassett Furniture Industries Inc.                 875        12,049
Skechers U.S.A. Inc. "A"/1/                     1,263        12,049
Universal American Financial Corp./1/           2,457        12,042
Manugistics Group Inc./1/                       4,314        12,036
Ryerson Tull Inc.                               1,871        12,031
K2 Inc./1/                                      1,520        12,008
Allen Telecom Inc./1/                           2,248        12,004
BE Aerospace Inc./1/                            2,521        12,000
National Healthcare Corp./1/                      668        11,991
Riviana Foods Inc.                                522        11,954
SeaChange International Inc./1/                 1,738        11,940
Stamps.com Inc./1/                              2,821        11,933
Quicksilver Resources Inc./1/                     662        11,916
II-VI Inc./1/                                     891        11,895
Champion Enterprises Inc./1/                    4,040        11,878
SEMCO Energy Inc.                               1,525        11,865
MemberWorks Inc./1/                               680        11,846
F5 Networks Inc./1/                             1,565        11,816
Electro Rent Corp./1/                           1,220        11,810
Gibraltar Steel Corp.                             530        11,798
McGrath Rentcorp                                  578        11,774
New Focus Inc./1/                               4,350        11,745
Hibbet Sporting Goods Inc./1/                     565        11,724
Concurrent Computer Corp./1/                    5,141        11,721
Associated Estates Realty Corp.                 1,445        11,704
Pilgrim's Pride Corp. "B"                       1,256        11,681
Gray Television Inc. "A"                          867        11,661
Oil States International Inc./1/                1,165        11,650
CSS Industries Inc./1/                            323        11,647
General Communication Inc. "A"/1/               3,094        11,633
PennRock Financial Services Corp.                 401        11,629
TRC Companies Inc./1/                             678        11,628
CIRCOR International Inc.                         866        11,604
Boston Beer Co. Inc. "A"/1/                       833        11,579
Array BioPharma Inc./1/                         1,484        11,560
Vitesse Semiconductor Corp./1/                 16,996        11,557
Urstadt Biddle Properties Inc. "A"                975        11,554
Ultimate Electronics Inc./1/                      906        11,552
Oxford Industries Inc.                            527        11,541
Brush Engineered Materials Inc./1/              1,475        11,505
Butler Manufacturing Co.                          531        11,470
Hologic Inc./1/                                 1,165        11,417
Immucor Inc./1/                                   702        11,408
MEMC Electronics Materials Inc./1/              3,425        11,371
Young Broadcasting Inc. "A"/1/                  1,311        11,366
AstroPower Inc./1/                              1,592        11,303
Texas Biotech Corp./1/                          3,693        11,301
German American Bancorp                           664        11,288
Lexicon Genetics Inc./1/                        2,815        11,288
Midland Co. (The)                                 670        11,276
Tenneco Automotive Inc./1/                      2,677        11,270

38                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Playboy Enterprises Inc. "B"/1/                 1,177     $  11,252
Pixelworks Inc./1/                              2,183        11,242
Stanley Furniture Co. Inc./1/                     529        11,236
ProBusiness Services Inc./1/                    1,771        11,210
InterCept Inc./1/                               1,128        11,156
Pinnacle Entertainment Inc./1/                  1,526        11,140
Penn Engineering & Manufacturing Corp.            993        11,122
Harvest Natural Resources Inc./1/               2,040        11,077
Intrado Inc./1/                                 1,145        11,061
International Specialty Products Inc./1/        1,138        11,027
Blair Corp.                                       539        11,023
Aeropostale Inc./1/                               714        10,996
C-COR.net Corp./1/                              2,964        10,996
Daktronics Inc./1/                              1,144        10,971
Buckle Inc. (The)/1/                              545        10,954
Granite State Bankshares Inc.                     324        10,948
Theragenics Corp./1/                            2,488        10,947
BKF Capital Group Inc./1/                         518        10,919
Universal Electronics Inc./1/                   1,220        10,919
Acadia Realty Trust                             1,473        10,900
X-Rite Inc.                                     1,409        10,892
Allegiant Bancorp Inc.                            670        10,887
Safeguard Scientifics Inc./1/                   9,761        10,835
HEICO Corp.                                       955        10,811
Cole National Corp./1/                            853        10,705
Osmonics Inc./1/                                  897        10,674
Immunogen Inc./1/                               3,285        10,643
CNET Networks Inc./1/                           9,668        10,635
General Cable Corp.                             2,760        10,626
Peoples Bancorp Inc.                              413        10,614
Regent Communications Inc./1/                   2,088        10,607
UnitedGlobalCom Inc. "A"/1/                     6,462        10,598
Covenant Transport Inc. "A"/1/                    605        10,587
Esperion Therapeutics Inc./1/                   1,845        10,553
Orbital Sciences Corp./1/                       3,095        10,523
World Fuel Services Corp.                         544        10,499
Antigenics Inc./1/                              1,293        10,447
Luminex Corp./1/                                1,483        10,440
Talk America Holdings Inc./1/                   4,496        10,431
Hollywood Casino Corp. "A"/1/                     863        10,425
Nature's Sunshine Products Inc.                   962        10,418
Powell Industries Inc./1/                         550        10,340
Aaon Inc./1/                                      610        10,321
Magma Design Automation Inc./1/                 1,157        10,320
Audiovox Corp. "A"/1/                           1,473        10,310
Keystone Automotive Industries Inc./1/            624        10,296
Woodhead Industries Inc.                          934        10,293
Guilford Pharmaceuticals Inc./1/                2,120        10,261
UAL Corp./1/                                    4,788        10,246
Republic Bancshares Inc./1/                       527        10,245
Resource America Inc. "A"                       1,279        10,232
aaiPharma Inc./1/                                 852        10,216
infoUSA Inc./1/                                 2,359        10,214
Golden Telecom Inc./1/                            846        10,194
Wabash National Corp.                           1,882        10,182
Radiant Systems Inc./1/                         1,260        10,080
Aksys Ltd./1/                                   1,789        10,036
Graphic Packaging International Corp./1/        1,257        10,031
Navigant International Inc./1/                    955        10,028
Encore Wire Corp./1/                            1,138        10,014
Digimarc Corp./1/                                 858        10,013
Friedman's Inc.                                 1,287        10,013
AMCOL International Corp.                       1,786        10,002
Quixote Corp.                                     542        10,000
Bei Technologies Inc.                             909         9,999
National Western Life Insurance Company
  "A"/1/                                           98         9,996
Roanoke Electric Steel Corp.                      920         9,982
Encore Acquisition Co./1/                         606         9,969
Columbia Laboratories Inc./1/                   2,212         9,954
First Community Bancorp                           343         9,926
Integrated Electrical Services Inc./1/          2,653         9,922
Ixia/1/                                         2,417         9,910
Elizabeth Arden Inc./1/                           826         9,904
Cascade Bancorp                                   726         9,903
CoBiz Inc.                                        614         9,885
Citizens First Bancorp Inc.                       550         9,883
PennFed Financial Services Inc.                   359         9,869

Schedules of Investments                                                      39
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
AAR Corp.                                       2,060    $    9,785
Monolithic System Technology Inc./1/              970         9,700
Shenandoah Telecommunications Co.                 191         9,691
AMERCO/1/                                         963         9,688
National Processing Inc./1/                       570         9,684
Superior Financial Corp.                          513         9,644
OraSure Technologies Inc./1/                    2,158         9,579
PetroQuest Energy Inc./1/                       2,163         9,560
Concord Camera Corp./1/                         2,044         9,525
Casella Waste Systems Inc. "A"/1/               1,476         9,491
Collins & Aikman Corp./1/                       2,642         9,485
Zomax Inc./1/                                   2,424         9,453
Neurogen Corp./1/                               1,177         9,451
State Bancorp Inc.                                531         9,425
Cray Inc./1/                                    2,381         9,405
Winston Hotels Inc.                             1,297         9,390
Renaissance Learning Inc./1/                      660         9,379
Coastal Bancorp Inc.                              339         9,370
SonicWALL Inc./1/                               3,402         9,356
Siliconix Inc./1/                                 526         9,347
First South Bancorp Inc.                          262         9,340
Santander BanCorp                                 676         9,329
AtheroGenics Inc./1/                            1,488         9,315
Vail Resorts Inc./1/                              654         9,261
Credit Acceptance Corp./1/                      1,128         9,250
TriZetto Group Inc. (The)/1/                    1,857         9,248
Luby's Inc./1/                                  1,879         9,245
Dril-Quip Inc./1/                                 547         9,217
Ducommun Inc./1/                                  523         9,210
WatchGuard Technologies Inc./1/                 2,083         9,165
ParkerVision Inc./1/                              811         9,164
eResearch Technology Inc./1/                      495         9,133
Children's Place Retail Stores Inc.
  (The)/1/                                        900         9,090
Openwave Systems Inc./1/                       14,651         9,084
Ocwen Financial Corp./1/                        3,129         9,074
Lakeland Financial Corp.                          383         9,073
MainSource Financial Group Inc.                   380         9,040
Mesa Air Group Inc./1/                          2,472         9,023
Viasat Inc./1/                                  1,432         9,022
Triangle Pharmaceuticals Inc./1/                3,333         9,002
American Pharmaceutical Partners Inc./1/          551         8,998
NS Group Inc./1/                                1,516         8,990
Carreker Corp./1/                               1,466         8,987
RPC Inc.                                          907         8,979
Berkshire Hills Bancorp Inc.                      379         8,906
PICO Holdings Inc./1/                             806         8,866
ValueClick Inc./1/                              4,061         8,853
Information Resources Inc./1/                   2,386         8,852
Sports Resorts International Inc./1/            2,121         8,845
NN Inc.                                           955         8,834
Firstfed America Bancorp Inc.                     366         8,817
Charlotte Russe Holding Inc./1/                   928         8,816
Lufkin Industries Inc.                            358         8,807
Sitel Corp./1/                                  4,994         8,740
Infonet Services Corp. "B"/1/                   3,898         8,732
Artisan Components Inc./1/                        955         8,699
Starrett (LS) Co. "A"                             569         8,694
OmniVision Technologies Inc./1/                 1,318         8,686
Alliance Imaging Inc./1/                          726         8,683
SBS Technologies Inc./1/                        1,208         8,649
Stratex Networks Inc./1/                        6,750         8,633
Supertex Inc./1/                                  829         8,622
Rudolph Technologies Inc./1/                      836         8,602
Hanmi Financial Corp./1/                          569         8,535
Three-Five Systems Inc./1/                      1,830         8,491
Cadiz Inc./1/                                   2,829         8,487
Pomeroy Computer Resources/1/                     859         8,470
Schawk Inc.                                       862         8,465
First Horizon Pharmaceutical Corp./1/           1,565         8,451
Gladstone Capital Corp.                           500         8,440
Instinet Group Inc.                             2,719         8,429
Alico Inc.                                        296         8,421
Bryn Mawr Bank Corp.                              213         8,409
Wireless Facilities Inc./1/                     1,897         8,404
Harmonic Inc./1/                                4,798         8,396
Aspen Technology Inc./1/                        2,798         8,394
CPI Corp.                                         610         8,387

40                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Penwest Pharmaceuticals Co.(1)                  1,004      $  8,363
Deb Shops Inc.                                    335         8,352
Vans Inc.(1)                                    1,466         8,342
Alliance Semiconductor Corp.(1)                 2,190         8,322
Steinway Musical Instruments Inc.(1)              542         8,320
SureBeam Corporation "A"(1)                     4,605         8,289
Arena Pharmaceuticals Inc.(1)                   1,473         8,249
Maxwell Shoe Co. Inc. "A"(1)                      726         8,240
Angelica Corp.                                    383         8,231
Value Line Inc.                                   211         8,229
LSB Bancshares Inc.                               500         8,220
ArQule Inc.(1)                                  1,595         8,214
Great American Financial Resources Inc.           527         8,195
POZEN Inc.(1)                                   1,614         8,183
Bruker Daltonics Inc.(1)                        1,601         8,181
Virage Logic Corp.(1)                             866         8,166
Genencor International Inc.(1)                    857         8,150
Radiologix Inc.(1)                              1,270         8,128
U.S. Concrete Inc.(1)                           1,545         8,111
Foamex International Inc.(1)                    1,474         8,107
Salix Pharmaceuticals Ltd.(1)                     956         8,069
MCSi Inc.(1)                                    1,620         8,019
World Wrestling Entertainment Inc.(1)             958         8,018
iDine Rewards Network Inc.(1)                     866         8,010
Tremont Corp.                                     250         8,003
QRS Corp.(1)                                    1,205         7,989
NYFIX Inc.(1)                                   2,051         7,978
AsiaInfo Holdings Inc.(1)                       2,388         7,964
D&K Healthcare Resources Inc.                     888         7,948
Sykes Enterprises Inc.(1)                       1,887         7,944
Universal Display Corp.(1)                      1,319         7,927
First Consulting Group Inc.(1)                  1,459         7,908
Raindance Communications Inc.(1)                2,556         7,898
Merix Corp.(1)                                    969         7,897
Tyler Technologies Inc.(1)                      1,794         7,894
Digene Corp.(1)                                   998         7,884
Integrated Defense Technologies Inc.(1)           400         7,880
Beasley Broadcast Group Inc. "A"(1)               627         7,875
Interpool Inc.                                    655         7,873
VIVUS Inc.(1)                                   1,822         7,871
Applica Inc.(1)                                 1,484         7,865
Ramco-Gershenson Properties Trust                 400         7,864
Sauer-Danfoss Inc.                                873         7,857
Provident Bancorp Inc.                            276         7,852
Administaff Inc.(1)                             2,035         7,835
Dover Downs Gaming & Entertainment Inc.           957         7,790
World Acceptance Corp.(1)                         981         7,770
Crown Media Holdings Inc.(1)                    2,216         7,756
Healthcare Services Group Inc.(1)                 566         7,720
Centene Corp.(1)                                  289         7,713
DiamondCluster International
  Inc. "A"(1)                                   2,360         7,694
Option Care Inc.(1)                               869         7,691
Kosan Biosciences Inc.(1)                       1,174         7,678
Bostonfed Bancorp Inc.                            256         7,677
Wackenhut Corrections Corp.(1)                    676         7,666
Secure Computing Corp.(1)                       2,394         7,661
Buca Inc.(1)                                      956         7,648
Allscripts Healthcare Solutions Inc.(1)         2,660         7,608
Research Frontiers Inc.(1)                        849         7,607
Impax Laboratories Inc.(1)                      1,565         7,606
Transmeta Corp.(1)                              7,840         7,605
Medical Staffing Network Holdings
  Inc.(1)                                         501         7,600
PLATO Learning Inc.(1)                          1,138         7,568
Caliper Technologies Corp.(1)                   1,805         7,563
Reliant Resources Inc.(1)                       4,315         7,551
WESCO International Inc.(1)                     1,747         7,512
Tollgrade Communications Inc.(1)                  959         7,490
Neose Technologies Inc.(1)                        965         7,488
Semitool Inc.(1)                                1,454         7,488
Nu Horizons Electronics Corp.(1)                1,232         7,392
Ingles Markets Inc. "A"                           689         7,372
Finisar Corp.(1)                               10,664         7,358
Lexar Media Inc.(1)                             2,776         7,356

Schedules of Investments                                                      41
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Netro Corp./1/                                  3,585   $     7,349
Exact Sciences Corp./1/                           549         7,340
Humboldt Bancorp                                  608         7,284
SRA International Inc. "A"/1/                     254         7,272
Coastal Financial Corp.                           537         7,271
Datastream Systems Inc./1/                      1,445         7,225
ITLA Capital Corp./1/                             239         7,215
Gulf Island Fabrication Inc./1/                   611         7,185
Aftermarket Technology Corp./1/                   555         7,176
SpectraLink Corp./1/                            1,258         7,158
Sharper Image Corp./1/                            374         7,151
Capitol Bancorp Ltd.                              410         7,142
First of Long Island Corp.                        213         7,082
Integrated Silicon Solution Inc./1/             2,374         7,075
Cholestech Corp./1/                               680         7,052
CardioDynamics International Corp./1/           2,450         7,007
Sapient Corp./1/                                6,795         6,999
Vesta Insurance Group                           2,784         6,960
Curative Health Services Inc./1/                  641         6,955
Interchange Financial Services Corp.              420         6,951
Southwest Bancorp Inc.                            276         6,941
White Electronic Designs Corp./1/                 924         6,921
Global Power Equipment Group Inc./1/            1,468         6,900
Ariad Pharmaceuticals Inc./1/                   2,178         6,882
Metris Companies Inc.                           2,979         6,881
Unitil Corp.                                      253         6,869
EMS Technologies Inc./1/                          667         6,843
Dave & Buster's Inc./1/                           608         6,816
Wilsons The Leather Experts Inc./1/               955         6,800
Microtune Inc./1/                               2,820         6,796
Pacific Union Bank/1/                             605         6,782
Geron Corp./1/                                  1,738         6,778
Whitehall Jewellers Inc./1/                       643         6,764
Viewpoint Corp./1/                              3,097         6,751
Century Aluminum Co.                              968         6,737
Donnelly Corp.                                    259         6,711
Republic Bancorp Inc. "A"                         596         6,705
Orthologic Corp./1/                             1,721         6,660
Trans World Entertainment Corp./1/              2,111         6,650
LodgeNet Entertainment Corp./1/                   866         6,634
ABC Bancorp                                       517         6,628
Ribapharm Inc./1/                               1,470         6,615
Quidel Corp./1/                                 1,477         6,602
First Oak Brook Bancshares "A"                    222         6,600
Macatawa Bank Corp.                               358         6,598
Charter Financial Corp.                           235         6,594
Standard Motor Products Inc.                      610         6,594
Cornell Cos Inc./1/                               828         6,583
Xicor Inc./1/                                   1,822         6,577
West Marine Inc./1/                               517         6,571
FSI International Inc./1/                       2,135         6,533
kForce.com Inc./1/                              2,097         6,522
Department 56 Inc./1/                             624         6,521
Prime Medical Service Inc./1/                     705         6,514
Racing Champions Corp./1/                         398         6,503
Computer Horizons Corp./1/                      1,745         6,491
Keithley Instruments Inc.                         534         6,488
ChipPAC Inc./1/                                 3,019         6,458
deCODE genetics Inc./1/                         2,935         6,457
Material Sciences Corp./1/                        530         6,450
TransMontaigne Inc./1/                          1,293         6,439
Presstek Inc./1/                                2,523         6,434
TriCo Bancshares                                  253         6,401
PC-Tel Inc./1/                                  1,219         6,351
Aspect Communications Corp./1/                  4,293         6,311
LeCroy Corp./1/                                   701         6,281
Meridian Resource Corp. (The)/1/                2,968         6,262
Rent-Way Inc./1/                                2,081         6,243
Acacia Research Corp./1/                        1,569         6,230
GSI Commerce Inc./1/                            1,231         6,217
Closure Medical Corp./1/                          556         6,205
MasTec Inc./1/                                  1,917         6,192
I-many Inc./1/                                  3,091         6,182
Peapack-Gladstone Financial Corp.                  95         6,175
Register.com/1/                                 2,034         6,163
PriceSmart Inc./1/                                308         6,160
StorageNetworks Inc./1/                         4,924         6,155
Kos Pharmaceuticals Inc./1/                       548         6,137
@Road Inc./1/                                   1,135         6,129

42                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Intermet Corp.                                  1,260   $     6,061
MRV Communications Inc./1/                      7,124         6,055
Terra Industries Inc./1/                        3,271         6,051
Quaker Fabric Corp./1/                            960         6,038
ONYX Software Corp./1/                          3,160         6,036
Sanderson Farms Inc.                              377         6,032
SJW Corp.                                          77         6,006
APAC Customer Services Inc./1/                  2,061         5,998
AEP Industries Inc./1/                            221         5,974
Century Bancorp Inc. "A"                          225         5,971
Southwest Water Co.                               416         5,932
Kensey Nash Corp./1/                              394         5,927
Royal Bancshares of Pennsylvania "A"              323         5,911
Proton Energy Systems Inc./1/                   2,787         5,908
Paxson Communications Corp./1/                  2,682         5,900
Cardiac Science Inc./1/                         2,979         5,898
Comfort Systems USA Inc./1/                     1,938         5,892
Dover Motorsports Inc.                          1,473         5,892
Triton PCS Holdings Inc. "A"/1/                 2,818         5,890
Rainbow Technologies Inc./1/                    2,073         5,887
Galyan's Trading Co./1/                           588         5,886
Milacron Inc.                                   1,298         5,854
Yardville National Bancorp                        344         5,845
1-800 CONTACTS INC./1/                            583         5,830
RadiSys Corp./1/                                1,471         5,825
Cascade Corp./1/                                  414         5,817
Gart Sports Co./1/                                308         5,812
Charles River Associates Inc./1/                  350         5,810
Compucom Systems Inc./1/                        1,007         5,800
Grace (W.R.) & Co./1/                           3,622         5,795
Allegiance Telecom Inc./1/                      6,961         5,778
Acclaim Entertainment Inc./1/                   5,249         5,774
Applied Molecular Evolution Inc./1/             1,473         5,774
PayPal Inc./1/                                    276         5,771
Parkvale Financial Corp.                          244         5,746
Genzyme Corp. - Biosurgery Division/1/          3,070         5,741
ANADIGICS Inc./1/                               2,690         5,730
Massbank Corp.                                    190         5,689
Pain Therapeutics Inc./1/                       1,433         5,689
Advisory Board Co. (The)/1/                       192         5,687
SoundView Technology Group Inc./1/              4,359         5,667
OSI Systems Inc./1/                               327         5,659
Kendle International Inc./1/                      844         5,655
DocuCorp International Inc./1/                    520         5,626
Overland Storage Inc./1/                          518         5,625
Magnetek Inc./1/                                1,754         5,613
AVANIR Pharmaceuticals "A"/1/                   4,873         5,604
Witness Systems Inc./1/                           962         5,599
U.S. Physical Therapy Inc./1/                     529         5,581
Packeteer Inc./1/                               1,860         5,580
Columbia Bancorp                                  295         5,567
DVI Inc./1/                                     1,159         5,563
Interpore International/1/                        686         5,557
Oplink Communications Inc./1/                   9,555         5,542
Onyx Pharmaceuticals Inc./1/                    1,289         5,517
Aether Systems Inc./1/                          2,058         5,515
Strattec Security Corp./1/                        108         5,510
Trikon Technologies Inc./1/                       969         5,504
Drexler Technology Corp./1/                       378         5,496
Turnstone Systems Inc./1/                       2,475         5,495
NetScout Systems Inc./1/                        1,500         5,490
3D Systems Corp./1/                               831         5,468
Touch America Holdings Inc./1/                  8,800         5,456
Zygo Corp./1/                                   1,286         5,453
Sirius Satellite Radio Inc./1/                  5,418         5,418
Financial Industries Corp.                        355         5,417
Bush Industries Inc. "A"                          672         5,416
Hypercom Corp./1/                               1,893         5,414
Petroleum Helicopters Inc./1/                     205         5,392
Peet's Coffee & Tea Inc./1/                       420         5,376
Bell Microproducts Inc./1/                      1,283         5,363
NetScreen Technologies Inc./1/                    494         5,360
Bentley Pharmaceuticals Inc./1/                   629         5,346
Illumina Inc./1/                                1,552         5,339
Ladish Co. Inc./1/                                860         5,332
First State Bancorp                               216         5,324
Penford Corp.                                     394         5,319
Horizon Offshore Inc./1/                        1,261         5,310
SpeedFam-IPEC Inc./1/                           1,424         5,283

Schedules of Investments                                                      43
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
TiVo Inc./1/                                    1,462     $   5,263
Roxio Inc./1/                                   1,736         5,260
Read-Rite Corp./1/                             10,072         5,237
Summit Bancshares Inc.                            247         5,199
Riverstone Networks Inc./1/                    10,168         5,186
Specialty Laboratories Inc./1/                    563         5,174
Shoe Carnival Inc./1/                             362         5,159
Indevus Pharmaceuticals Inc./1/                 3,320         5,146
Northwest Pipe Co./1/                             287         5,134
Somera Communications Inc./1/                   2,491         5,107
Biopure Corp./1/                                1,459         5,106
ITXC Corp./1/                                   2,053         5,091
Sizeler Property Investors Inc.                   501         5,040
Three Rivers Bancorp Inc.                         315         5,040
Modtech Holdings Inc./1/                          503         5,030
Water Pik Technologies Inc./1/                    495         5,024
Akamai Technologies Inc./1/                     6,012         4,990
CompuCredit Corp./1/                              939         4,977
Syntel Inc./1/                                    421         4,955
Durect Corp./1/                                 1,582         4,904
Plug Power Inc./1/                              1,024         4,902
ICT Group Inc./1/                                 242         4,900
WCI Communities Inc./1/                           385         4,890
Concord Communications Inc./1/                    960         4,848
Tasty Baking Company                              379         4,832
Trico Marine Services Inc./1/                   1,902         4,831
Lifeline Systems Inc./1/                          219         4,818
SCM Microsystems Inc./1/                        1,220         4,818
Martha Stewart Living Omnimedia Inc.
  "A"/1/                                          687         4,809
Bone Care International Inc./1/                   831         4,803
Ulticom Inc./1/                                   868         4,800
LTC Properties Inc.                               590         4,791
SpeechWorks International Inc./1/               2,065         4,750
Answerthink Inc./1/                             3,270         4,741
Hexcel Corp./1/                                 1,906         4,727
American Superconductor Corp./1/                1,741         4,701
NATCO Group Inc. "A"/1/                           624         4,699
Tropical Sportswear International
  Corp./1/                                        362         4,699
Coca-Cola Bottling Co. Consolidated               100         4,690
Midas Inc./1/                                     938         4,690
Midwest Express Holdings Inc./1/                1,170         4,680
Mesaba Holdings Inc./1/                           857         4,662
Brookstone Inc./1/                                378         4,649
Mattson Technology Inc./1/                      2,808         4,633
Advanced Tissue Sciences Inc./1/                6,013         4,630
Bank of the Ozarks Inc.                           202         4,626
Quanta Services Inc./1/                         2,218         4,613
Vitria Technology Inc./1/                       5,898         4,600
Wellsford Real Properties Inc./1/                 267         4,592
Green Mountain Coffee Inc./1/                     355         4,576
j2 Global Communications Inc./1/                  230         4,575
1-800-FLOWERS.COM Inc./1/                         651         4,557
Dynamics Research Corp./1/                        312         4,549
Numerical Technologies Inc./1/                  1,558         4,518
Salton Inc./1/                                    529         4,502
MapInfo Corp./1/                                1,137         4,491
Mestek Inc./1/                                    246         4,490
Wyndham International Inc. "A"/1/              13,178         4,481
Nelson (Thomas) Inc./1/                           509         4,479
Nara Bancorp Inc.                                 259         4,473
Artesyn Technologies Inc./1/                    2,958         4,467
MIPS Technologies Inc. "A"/1/                   3,355         4,459
Partners Trust Financial Group Inc.               317         4,428
Navigators Group Inc./1/                          217         4,399
First Defiance Financial Corp.                    256         4,396
Banc Corp. (The)/1/                               567         4,389
Applied Films Corporation/1/                      398         4,354
American Home Mortgage Holdings Inc.              394         4,346
Netegrity Inc./1/                               2,106         4,338
Inet Technologies Inc./1/                         855         4,335
IXYS Corp./1/                                     860         4,326
Ciphergen Biosystems Inc./1/                    1,434         4,302
Seaboard Corp.                                     20         4,300
Championship Auto Racing Teams Inc./1/          1,139         4,294
Sun Bancorp Inc.                                  191         4,294

44                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
TriPath Imaging Inc./1/                         1,902     $   4,280
OPNET Technologies Inc./1/                        671         4,247
Avanex Corp./1/                                 3,091         4,235
Escalade Inc./1/                                  212         4,208
Cantel Medical Corp./1/                           416         4,202
Urologix Inc./1/                                  912         4,159
National Beverage Corp./1/                        304         4,153
Bombay Co. Inc. (The)/1/                        1,530         4,131
NYMAGIC Inc./1/                                   286         4,130
Princeton Review Inc. (The)/1/                    686         4,116
Vical Inc./1/                                   1,782         4,116
Spartan Motors Inc.                               364         4,113
Marvel Enterprises Inc./1/                        583         4,081
Smart & Final Inc./1/                             950         4,038
ABIOMED Inc./1/                                 1,220         4,026
Coldwater Creek Inc./1/                           305         4,020
Westfield Financial Inc.                          265         3,999
Horizon Organic Holding Corp./1/                  256         3,994
Dynacq International Inc./1/                      343         3,993
Omega Healthcare Investors Inc./1/                690         3,947
Time Warner Telecom Inc. "A"/1/                 4,817         3,902
Rex Stores Corp./1/                               377         3,883
General Binding Corp./1/                          243         3,852
Peregrine Pharmaceuticals Inc./1/               9,170         3,851
Maui Land & Pineapple Co. Inc./1/                 213         3,834
Castle (A.M.) & Co.                               566         3,820
Synplicity Inc./1/                                883         3,806
Sipex Corp./1/                                  2,219         3,772
CryoLife Inc./1/                                1,444         3,769
Nuance Communications Inc./1/                   2,211         3,759
Rigel Pharmaceuticals Inc./1/                   2,346         3,754
P.A.M. Transportation Services Inc./1/            196         3,740
ON Semiconductor Corp./1/                       2,987         3,734
Harris Interactive Inc./1/                      1,616         3,717
Exploration Company of Delaware (The)/1/          715         3,711
MedCath Corp./1/                                  326         3,684
Flow International Corp./1/                     1,135         3,666
Electroglas Inc./1/                             1,830         3,660
Sequenom Inc./1/                                2,371         3,651
Catapult Communications Corp./1/                  374         3,646
US Unwired Inc. "A"/1/                          5,207         3,645
ADE Corp./1/                                      860         3,621
Embarcadero Technologies Inc./1/                  863         3,616
Bebe Stores Inc./1/                               305         3,602
Acterna Corp./1/                                8,953         3,581
Active Power Inc./1/                            2,671         3,579
Atlas Air Worldwide Holdings Inc./1/            1,478         3,562
NetRatings Inc./1/                                609         3,557
Chicago Pizza & Brewery Inc./1/                   515         3,548
Courier Corp.                                      93         3,534
Net2Phone Inc./1/                               1,492         3,521
Richardson Electronics Ltd.                       532         3,501
Euronet Worldwide Inc./1/                         692         3,481
Penn Traffic Company (The)/1/                     532         3,474
SeeBeyond Technology Corp./1/                   2,479         3,471
Manufacturers Services Ltd./1/                  1,278         3,451
National Health Realty Inc.                       219         3,451
Embrex Inc./1/                                    308         3,419
HealthTronics Surgical Services Inc./1/           408         3,415
American Medical Security Group Inc./1/           241         3,408
Technical Olympic USA Inc./1/                     223         3,407
Redback Networks Inc./1/                       10,977         3,403
Actuate Corp./1/                                3,579         3,400
Vastera Inc./1/                                 1,577         3,391
Align Technology Inc./1/                        1,223         3,374
MetaSolv Inc./1/                                2,189         3,349
Omnicell Inc./1/                                  571         3,335
Avenue A Inc./1/                                1,333         3,332
AXT Inc./1/                                     1,596         3,320
Progenics Pharmaceuticals Inc./1/                 657         3,298
Party City Corp./1/                               236         3,245
Capstone Turbine Corp./1/                       5,405         3,189
Monterey Pasta Co./1/                             685         3,185
EMCORE Corp./1/                                 2,092         3,180
Inverness Medical Innovations Inc./1/             330         3,132
Goody's Family Clothing Inc./1/                   662         3,125

Schedules of Investments                                                      45
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Benihana Inc./1/                                  250    $    3,100
SS&C Technologies Inc./1/                         389         3,093
Asbury Automotive Group Inc./1/                   350         3,062
Syntroleum Corp./1/                             1,821         3,023
IMCO Recycling Inc./1/                            499         3,019
Restoration Hardware Inc./1/                      670         3,015
IMPCO Technologies Inc./1/                        826         2,974
Aphton Corp./1/                                 1,322         2,961
EnergySouth Inc.                                  116         2,958
CB Bancshares Inc.                                 84         2,950
Kyphon Inc./1/                                    223         2,944
Sun Bancorp Inc. "B"/1/                           219         2,904
Equity One Inc.                                   219         2,891
FPIC Insurance Group Inc./1/                      327         2,878
LendingTree Inc./1/                               195         2,874
Private Media Group Inc./1/                     1,214         2,865
Remedy Temp Inc./1/                               228         2,857
Medis Technologies Ltd./1/                        667         2,855
Meridian Medical Technologies Inc./1/              79         2,840
CompX International Inc.                          305         2,830
Spectrian Corp./1/                                956         2,820
HealthExtras Inc./1/                              665         2,813
MAPICS Inc./1/                                    500         2,800
SuperGen Inc./1/                                1,618         2,799
Guess ? Inc./1/                                   650         2,788
Sanchez Computer Associates Inc./1/             1,139         2,779
LookSmart Ltd./1/                               2,845         2,760
Mail-Well Inc./1/                               2,652         2,758
Infogrames Inc./1/                              1,234         2,739
Columbus McKinnon Corp./1/                        520         2,735
Marine Products Corp.                             256         2,716
EarthShell Corp./1/                             3,872         2,710
Sonus Networks Inc./1/                         12,864         2,701
Alamo Group Inc.                                  218         2,694
Champps Entertainment Inc./1/                     341         2,670
dELiA*s Corp. "A"/1/                            2,541         2,668
Inktomi Corp./1/                               10,597         2,649
Epix Medical Inc./1/                              581         2,632
Tripos Inc./1/                                    334         2,622
Shop At Home Inc./1/                            1,118         2,616
MedSource Technologies Inc./1/                    347         2,609
Cepheid Inc./1/                                   677         2,606
PDI Inc./1/                                       640         2,605
Women First HealthCare Inc./1/                    555         2,597
Covansys Corporation/1/                         1,523         2,589
Michael Baker Corp./1/                            251         2,585
Harvard Bioscience Inc./1/                        847         2,566
Centillium Communications Inc./1/               2,135         2,562
August Technology Corp./1/                        559         2,515
Franklin Financial Corp.                          102         2,513
NetFlix Inc./1/                                   257         2,493
Neoforma Inc./1/                                  263         2,480
Alaris Medical Inc./1/                            505         2,409
Centennial Communications Corp. "A"/1/            828         2,401
Quadramed Corp./1/                              1,306         2,364
MarineMax Inc./1/                                 262         2,361
Inrange Technologies Corp./1/                     832         2,321
Nastech Pharmaceutical Co. Inc./1/                278         2,302
PC Connection Inc./1/                             561         2,278
Factory 2-U Stores Inc./1/                      1,170         2,270
Independence Holding Co.                          111         2,220
Chordiant Software Inc./1/                      2,369         2,203
Med-Design Corp. (The)/1/                         615         2,171
Acme Communications Inc./1/                       275         2,145
Computer Programs & Systems Inc./1/               100         2,138
NaPro BioTherapeutics Inc./1/                   1,900         2,128
PDF Solutions Inc./1/                             377         1,994
Actrade Financial Technologies
  Ltd./1/,/2/                                     785         1,978
Merchants Bancshares Inc.                          80         1,976
First Banks America Inc./1/                        49         1,967
Stratos Lightwave Inc./1/                       5,442         1,959
Portal Software Inc./1/                         8,128         1,951
Digitas Inc./1/                                   884         1,945
Revlon Inc. "A"/1/                                650         1,944
Seattle Genetics Inc./1/                          597         1,922
Homestore.com Inc./1/                           6,351         1,905
PrivateBancorp Inc.                                62         1,895

46                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
SONICblue Inc./1/                               7,857    $    1,886
Novadigm Inc./1/                                  936         1,872
Res-Care Inc./1/                                  376         1,865
MEEMIC Holdings Inc./1/                            65         1,863
RMH Teleservices Inc./1/                          221         1,803
Hall Kinion & Associates Inc./1/                  300         1,800
Checkers Drive-in Restaurants Inc./1/             224         1,792
Lifecore Biomedical Inc./1/                       289         1,792
Caminus Corp./1/                                  986         1,755
Bradley Pharmaceuticals Inc./1/                   199         1,743
FAO Inc./1/                                       611         1,741
iGate Corp./1/                                    629         1,711
LabOne Inc./1/                                    104         1,681
Sangamo BioSciences Inc./1/                       851         1,676
Nanometrics Inc./1/                               614         1,633
PLX Technology Inc./1/                          1,469         1,616
Schnitzer Steel Industries Inc. "A"                88         1,593
Warwick Community Bancorp                          59         1,593
WestPoint Stevens Inc./1/                       1,601         1,569
Center Trust Inc.                                 264         1,531
Deltagen Inc./1/                                1,021         1,531
Alaska Communications Systems Group
  Inc./1/                                         897         1,507
William Lyon Homes Inc./1/                         65         1,489
TTM Technologies Inc./1/                          947         1,487
Handspring Inc./1/                              1,569         1,475
Finlay Enterprises Inc./1/                         97         1,463
BWAY Corporation/1/                               100         1,390
Drew Industries Inc./1/                            87         1,353
Aurora Foods Inc./1/                            2,074         1,348
Alamosa Holdings Inc./1/                        5,840         1,343
Young Innovations Inc./1/                          46         1,234
Bioreliance Corp./1/                               59         1,228
Monro Muffler Brake Inc./1/                        68         1,214
Therma-Wave Inc./1/                             1,533         1,211
Willow Grove Bancorp Inc.                         100         1,180
UbiquiTel Inc./1/                               4,627         1,157
Discovery Partners International Inc./1/          345         1,101
Ceres Group Inc./1/                               565         1,090
Paradyne Networks Inc./1/                         806         1,072
Endocardial Solutions Inc./1/                     331         1,069
Virco Manufacturing Corp.                         110         1,067
Ambassadors Group Inc./1/                          72         1,060
RCN Corp./1/                                    2,047         1,044
U.S. Xpress Enterprises Inc. "A"/1/               100           978
Cherokee Inc./1/                                   60           968
Drugstore.com Inc./1/                             550           918
NASB Financial Inc.                                44           915
Quovadx Inc./1/                                   653           914
BriteSmile Inc./1/                              1,192           894
Price Legacy Corporation/1/                       296           867
RITA Medical Systems Inc./1/                      196           860
ClearOne Communications Inc./1/                   251           856
AirGate PCS Inc./1/                             1,944           855
Zymogenetics Inc./1/                              104           832
Gaiam Inc./1/                                      67           768
Lawson Software Inc./1/                           210           743
Culp Inc./1/                                       86           731
Del Laboratories Inc./1/                           40           723
ProxyMed Inc./1/                                   44           666
Bio-Reference Laboratories Inc./1/                100           650
Next Level Communications Inc./1/                 836           644
Dobson Communications Corp. "A"/1/              2,053           636
Liberty Livewire Corp. "A"/1/                     388           609
DDi Corp./1/                                    3,608           574
Mothers Work Inc./1/                               15           570
Sypris Solutions Inc./1/                           51           553
Pegasystems Inc./1/                               100           546
Magellan Health Services Inc./1/                2,043           531
Penton Media Inc./1/                            1,897           455
Optical Communication Products Inc./1/            368           283
Tellium Inc./1/                                   691           263
Sonic Innovations Inc./1/                          49           257
Advanced Power Technology Inc./1/                  45           175
Cross Media Marketing Corp./1/                    109            82
HPL Technologies Inc./1/                          594            30
TOTAL COMMON STOCKS
  (COST: $1,013,024,715)                                693,182,586

Schedules of Investments                                                      47
iSHARES RUSSELL 3000 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 1.33%
-------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      7,912,826  $  7,912,826
Dreyfus Money Market Fund                     414,095       414,095
Goldman Sachs Financial Square Prime
  Obligation Fund                             301,388       301,388
Providian Temp Cash Money Market Fund         621,143       621,143
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $9,249,452)                                      9,249,452
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 101.19%
  (Cost $1,022,274,167)                                 702,432,038
-------------------------------------------------------------------

Other Assets, Less Liabilities - (1.19%)                 (8,269,572)
-------------------------------------------------------------------

NET ASSETS - 100.00%                                   $694,162,466
===================================================================

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See notes to financial statements.

48                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.89%
---------------------------------------------------------------
General Electric Co.                        92,455  $ 2,279,016
Microsoft Corp./1/                          41,672    1,822,733
Pfizer Inc.                                 58,106    1,686,236
Johnson & Johnson                           28,019    1,515,268
Wal-Mart Stores Inc.                        25,348    1,248,136
Intel Corp.                                 62,216      864,180
Coca-Cola Co. (The)                         16,070      770,717
Cisco Systems Inc./1/                       68,042      713,080
Procter & Gamble Co.                         7,172      641,033
PepsiCo Inc.                                16,454      607,975
Abbott Laboratories                         14,529      586,972
Home Depot Inc.                             21,870      570,807
Merck & Co. Inc.                            12,206      557,936
Fannie Mae                                   9,267      551,757
American International Group Inc.            9,373      512,703
Dell Computer Corp./1/                      21,041      494,674
Medtronic Inc.                              11,299      475,914
Philip Morris Companies Inc.                12,186      472,817
Pharmacia Corp.                             12,042      468,193
Amgen Inc./1/                               11,000      458,700
Lilly (Eli) and Co.                          8,052      445,598
International Business Machines Corp.        7,377      430,743
Wyeth                                       12,343      392,507
Freddie Mac                                  6,010      335,959
Oracle Corp./1/                             38,287      300,936
Lowe's Companies Inc.                        7,233      299,446
Walgreen Co.                                 9,530      293,143
Fifth Third Bancorp                          4,750      290,842
3M Co.                                       2,620      288,121
Anheuser-Busch Companies Inc.                5,444      275,466
Citigroup Inc.                               8,920      264,478
Cardinal Health Inc.                         4,206      261,613
Target Corp.                                 8,444      249,267
Colgate-Palmolive Co.                        4,504      242,991
Texas Instruments Inc.                      16,145      238,462
Viacom Inc. "B"/1/                           5,821      236,042
United Parcel Service Inc.                   3,630      226,984
Tenet Healthcare Corp./1/                    4,551      225,275
UnitedHealth Group Inc.                      2,531      220,754
AOL Time Warner Inc./1/                     18,826      220,264
HCA Inc.                                     4,590      218,530
American Express Co.                         6,854      213,708
Automatic Data Processing Inc.               5,774      200,762
Marsh & McLennan Companies Inc.              4,819      200,663
First Data Corp.                             7,120      199,004
QUALCOMM Inc./1/                             7,166      197,925
MBNA Corp.                                   9,886      181,705
Applied Materials Inc./1/                   15,282      176,507
Sysco Corp.                                  6,176      175,337
Gillette Co. (The)                           5,806      171,858
Baxter International Inc.                    5,586      170,652
Kohls Corp./1/                               2,713      164,978
Boeing Co. (The)                             4,746      161,981
Bristol-Myers Squibb Co.                     6,692      159,270
Motorola Inc.                               13,927      141,777
Kimberly-Clark Corp.                         2,434      137,862
Harley-Davidson Inc.                         2,818      130,896
SLM Corp.                                    1,370      127,602
Forest Laboratories Inc. "A"/1/              1,493      122,441
Schering-Plough Corp.                        5,463      116,471
General Mills Inc.                           2,428      107,852
WellPoint Health Networks Inc./1/            1,352       99,102
Omnicom Group Inc.                           1,741       96,939
McGraw-Hill Companies Inc. (The)             1,527       93,483
Boston Scientific Corp./1/                   2,958       93,354
Guidant Corp./1/                             2,851       92,116
United Technologies Corp.                    1,618       91,401
Schwab (Charles) Corp. (The)                10,189       88,644
Bed Bath & Beyond Inc./1/                    2,717       88,493
Baker Hughes Inc.                            2,957       85,842
TJX Companies Inc.                           5,028       85,476
Clear Channel Communications Inc./1/         2,428       84,373
Intuit Inc./1/                               1,765       80,360
Kroger Co./1/                                5,686       80,173
State Street Corp.                           2,049       79,173
Newmont Mining Corp.                         2,865       78,816
Concord EFS Inc./1/                          4,761       75,605
Paychex Inc.                                 3,062       74,468
Maxim Integrated Products Inc./1/            3,006       74,429
Starbucks Corp./1/                           3,602       74,309
Electronic Arts Inc./1/                      1,120       73,875

Schedules of Investments                                                      49
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
eBay Inc./1/                                 1,365  $    72,086
Stryker Corp.                                1,247       71,827
AFLAC Inc.                                   2,334       71,630
Block (H & R) Inc.                           1,702       71,501
Anthem Inc./1/                               1,068       69,420
Costco Wholesale Corp./1/                    2,138       69,207
Zimmer Holdings Inc./1/                      1,799       68,974
Wells Fargo & Company                        1,412       68,002
Allergan Inc.                                1,245       67,728
Bank of New York Co. Inc. (The)              2,343       67,338
Mattel Inc.                                  3,733       67,231
Analog Devices Inc./1/                       3,410       67,177
Sara Lee Corp.                               3,662       66,978
Capital One Financial Corp.                  1,917       66,942
Biomet Inc.                                  2,499       66,548
Gap Inc. (The)                               5,737       62,246
Linear Technology Corp.                      2,954       61,207
Yum! Brands Inc./1/                          2,196       60,851
McKesson Corp.                               2,135       60,485
Genentech Inc./1/                            1,853       60,463
Danaher Corp.                                1,037       58,953
Moody's Corp.                                1,210       58,685
St. Jude Medical Inc./1/                     1,632       58,262
International Game Technology Inc./1/          836       57,801
Illinois Tool Works Inc.                       981       57,222
Synovus Financial Corp.                      2,759       56,891
Lexmark International Group Inc. "A"/1/      1,200       56,400
Interpublic Group of Companies Inc.          3,558       56,394
Staples Inc./1/                              4,355       55,700
AmerisourceBergen Corp.                        751       53,636
Best Buy Co. Inc./1/                         2,403       53,611
Gilead Sciences Inc./1/                      1,597       53,547
Progressive Corp. (The)                      1,054       53,364
EMC Corp./1/                                11,604       53,030
AutoZone Inc./1/                               670       52,836
Electronic Data Systems Corp.                3,761       52,579
Heinz (H.J.) Co.                             1,573       52,491
Mellon Financial Corp.                       2,005       51,990
SunGard Data Systems Inc./1/                 2,639       51,329
Wrigley (William Jr.) Co.                    1,021       50,529
Ecolab Inc.                                  1,194       49,826
Fiserv Inc./1/                               1,772       49,758
Xilinx Inc./1/                               3,134       49,636
MedImmune Inc./1/                            2,344       49,036
KLA-Tencor Corp./1/                          1,751       48,923
Lockheed Martin Corp.                          755       48,826
Harrah's Entertainment Inc./1/               1,004       48,403
Veritas Software Corp./1/                    3,276       48,190
Apollo Group Inc. "A"/1/                     1,100       47,773
Nextel Communications Inc. "A"/1/            6,230       47,037
Southwest Airlines Co.                       3,597       46,977
Anadarko Petroleum Corp.                     1,054       46,945
Cintas Corp.                                 1,100       46,112
Health Management Associates
  Inc. "A"/1/                                2,259       45,677
Symantec Corp./1/                            1,338       45,050
Laboratory Corp. of America Holdings/1/      1,323       44,691
Coca-Cola Enterprises Inc.                   2,049       43,521
IDEC Pharmaceuticals Corp./1/                1,043       43,305
AT&T Wireless Services Inc./1/              10,438       43,005
Quest Diagnostics Inc./1/                      694       42,702
Adobe Systems Inc.                           2,231       42,612
King Pharmaceuticals Inc./1/                 2,320       42,154
Pitney Bowes Inc.                            1,351       41,192
Safeway Inc./1/                              1,833       40,876
Masco Corp.                                  2,085       40,762
IMS Health Inc.                              2,701       40,434
Biogen Inc./1/                               1,374       40,217
Family Dollar Stores Inc.                    1,481       39,809
Darden Restaurants Inc.                      1,627       39,438
Kellogg Co.                                  1,183       39,335
New York Times Co. "A"                         861       39,132
EchoStar Communications Corp./1/             2,260       39,098
General Motors Corp. "H"/1/                  4,265       39,025
Affiliated Computer Services Inc. "A"/1/       898       38,210
Pepsi Bottling Group Inc.                    1,628       38,095
Sun Microsystems Inc./1/                    14,662       37,975
Microchip Technology Inc./1/                 1,851       37,853
BJ Services Co./1/                           1,452       37,752
Avery Dennison Corp.                           656       37,379
Mylan Laboratories Inc.                      1,091       35,719
Dollar General Corp.                         2,635       35,362

50                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Caremark Rx Inc./1/                          2,059  $    35,003
Yahoo! Inc./1/                               3,646       34,892
Applera Corp. - Applied Biosystems Group     1,853       33,910
Northern Trust Corp.                           893       33,684
L-3 Communications Holdings Inc./1/            638       33,623
DST Systems Inc./1/                          1,108       32,653
General Dynamics Corp.                         401       32,613
RadioShack Corp./1/                          1,614       32,377
Univision Communications Inc./1/             1,415       32,262
Genzyme Corp. - General Division/1/          1,561       32,172
Micron Technology Inc./1/                    2,599       32,150
Express Scripts Inc. "A"/1/                    585       31,894
PeopleSoft Inc./1/                           2,577       31,877
Oxford Health Plans Inc./1/                    815       31,736
Altera Corp./1/                              3,589       31,117
Lincare Holdings Inc./1/                       994       30,854
Clorox Co.                                     765       30,738
Chiron Corp./1/                                865       30,223
American Standard Companies Inc./1/            473       30,092
Black & Decker Corp.                           705       29,561
Waters Corp./1/                              1,219       29,561
USA Networks Inc./1/                         1,476       28,605
ENSCO International Inc.                     1,134       28,395
Amazon.com Inc./1/                           1,765       28,116
ChoicePoint Inc./1/                            787       28,049
Michaels Stores Inc./1/                        613       28,014
Marriott International Inc. "A"                953       27,627
Smith International Inc./1/                    938       27,493
Varian Medical Systems Inc./1/                 632       27,170
Equifax Inc.                                 1,242       27,001
Agilent Technologies Inc./1/                 2,065       26,969
Deluxe Corp.                                   597       26,901
Hershey Foods Corp.                            429       26,619
Synopsys Inc./1/                               697       26,591
Halliburton Co.                              2,022       26,104
Ross Stores Inc.                               731       26,053
DENTSPLY International Inc.                    645       25,910
Sabre Holdings Corp./1/                      1,339       25,910
Novellus Systems Inc./1/                     1,244       25,888
First Health Group Corp./1/                    948       25,710
Westwood One Inc./1/                           705       25,204
Cadence Design Systems Inc./1/               2,466       25,079
Kraft Foods Inc.                               686       25,012
Expeditors International
  Washington Inc.                              872       24,364
Molex Inc.                                   1,035       24,343
Waste Management Inc.                        1,043       24,323
Convergys Corp./1/                           1,602       24,078
Patterson Dental Co./1/                        461       23,594
Mohawk Industries Inc./1/                      474       23,534
Dollar Tree Stores Inc./1/                   1,064       23,451
Universal Health Services Inc. "B"/1/          458       23,427
CDW Computer Centers Inc./1/                   546       23,129
Ocean Energy Inc.                            1,157       23,082
Robert Half International Inc./1/            1,424       22,599
Alcoa Inc.                                   1,160       22,388
Tiffany & Co.                                1,034       22,159
Limited Brands Inc.                          1,543       22,127
Commerce Bancorp Inc.                          533       22,125
UST Inc.                                       782       22,060
PETsMART Inc./1/                             1,236       22,013
Amerada Hess Corp.                             324       21,993
Brinker International Inc./1/                  835       21,626
Murphy Oil Corp.                               262       21,502
Brown-Forman Corp. "B"                         321       21,491
Nike Inc. "B"                                  495       21,374
QLogic Corp./1/                                816       21,249
Wendy's International Inc.                     639       21,157
Coach Inc./1/                                  820       20,992
Beckman Coulter Inc.                           542       20,975
Whole Foods Market Inc./1/                     488       20,906
Siebel Systems Inc./1/                       3,616       20,792
Alliant Techsystems Inc./1/                    298       20,637
Federated Investors Inc. "B"                   762       20,566
Estee Lauder Companies Inc. "A"                706       20,290
Household International Inc.                   713       20,185
Network Appliance Inc./1/                    2,751       20,165
Career Education Corp./1/                      415       19,923
Gallagher (Arthur J.) & Co.                    801       19,745
Williams-Sonoma Inc./1/                        831       19,637
Jabil Circuit Inc./1/                        1,312       19,391

Schedules of Investments                                                      51
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Gentex Corp./1/                                700  $    19,033
Dun & Bradstreet Corp./1/                      551       18,519
Kinder Morgan Inc.                             514       18,221
Starwood Hotels & Resorts
  Worldwide Inc.                               814       18,152
TCF Financial Corp.                            426       18,033
BEA Systems Inc./1/                          3,395       17,586
Cephalon Inc./1/                               429       17,512
IVAX Corp./1/                                1,410       17,301
Fastenal Co.                                   545       17,211
BISYS Group Inc. (The)/1/                    1,020       17,044
Scripps (E.W.) Co.                             242       16,771
SEI Investment Co.                             700       16,716
CH Robinson Worldwide Inc.                     620       16,684
National Semiconductor Corp./1/              1,396       16,668
Maytag Corp.                                   719       16,666
Cooper Cameron Corp./1/                        399       16,662
Allied Capital Corp.                           753       16,483
Rent-A-Center Inc./1/                          315       16,364
Brocade Communications Systems Inc./1/       2,166       16,310
BMC Software Inc./1/                         1,245       16,272
Investors Financial Services Corp.             599       16,215
Charles River Laboratories International
  Inc./1/                                      411       16,132
Barr Laboratories Inc./1/                      257       16,009
Mid Atlantic Medical Services Inc./1/          436       15,783
Patterson-UTI Energy Inc./1/                   618       15,765
NVR Inc./1/                                     52       15,591
Abercrombie & Fitch Co. "A"/1/                 789       15,520
AdvancePCS/1/                                  686       15,456
McCormick & Co. Inc.                           677       15,436
Burlington Resources Inc.                      399       15,306
Ceridian Corp./1/                            1,073       15,290
Fisher Scientific International Inc./1/        502       15,236
Network Associates Inc./1/                   1,432       15,222
Fair Isaac and Co. Inc.                        464       15,173
Steris Corp./1/                                609       15,170
Eaton Vance Corp.                              545       15,064
Legg Mason Inc.                                342       14,556
SPX Corp./1/                                   144       14,530
Honeywell International Inc.                   667       14,447
Qwest Communications
  International Inc./1/                      6,332       14,437
North Fork Bancorp Inc.                        381       14,417
Millipore Corp.                                446       14,178
Lamar Advertising Co./1/                       465       14,113
Cheesecake Factory (The)/1/                    466       13,901
Millennium Pharmaceuticals Inc./1/           1,486       13,850
Entercom Communications Corp./1/               291       13,785
Reynolds & Reynolds Co. (The) "A"              613       13,756
Viad Corp.                                     673       13,749
Manpower Inc.                                  465       13,643
Investment Technology Group Inc./1/            458       13,401
Brown & Brown Inc.                             446       13,380
Triad Hospitals Inc./1/                        352       13,358
Stanley Works (The)                            407       13,297
Polaris Industries Inc.                        213       13,206
Corinthian Colleges Inc./1/                    349       13,171
DaVita Inc./1/                                 555       13,098
Neuberger Berman Inc.                          484       13,044
Sprint Corp. (PCS Group)/1/                  6,647       13,028
Andrx Group/1/                                 587       13,002
Accredo Health Inc./1/                         271       12,921
Henry Schein Inc./1/                           243       12,818
Teradyne Inc./1/                             1,331       12,778
Juniper Networks Inc./1/                     2,643       12,686
Techne Corp./1/                                385       12,624
BJ's Wholesale Club Inc./1/                    662       12,585
Herman Miller Inc.                             705       12,521
Harman International Industries Inc.           238       12,317
Mercury Interactive Corp./1/                   717       12,304
Activision Inc./1/                             511       12,228
Cytyc Corp./1/                               1,140       12,221
Dreyer's Grand Ice Cream Inc.                  173       12,086
Krispy Kreme Doughnuts Inc./1/                 383       11,973
Waddell & Reed Financial Inc. "A"              675       11,921
Sealed Air Corp./1/                            704       11,891
Celgene Corp./1/                               703       11,839
Level 3 Communications Inc./1/               3,033       11,798
Certegy Inc./1/                                580       11,658
Fox Entertainment Group Inc. "A"/1/            523       11,522

52                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
LifePoint Hospitals Inc./1/                    368  $    11,477
Renal Care Group Inc./1/                       348       11,446
Ruby Tuesday Inc.                              606       11,381
Applebee's International Inc.                  517       11,333
Leggett & Platt Inc.                           571       11,300
Covance Inc./1/                                576       11,272
Dow Jones & Co. Inc.                           292       11,216
Overture Services Inc./1/                      470       11,078
JDS Uniphase Corp./1/                        5,645       10,996
Comcast Corp. "A"/1/                           526       10,972
Scios Inc./1/                                  431       10,969
Graco Inc.                                     440       10,912
Hilb Rogal & Hamilton Co.                      264       10,890
Catellus Development Corp./1/                  587       10,830
Chico's FAS Inc./1/                            678       10,801
Neurocrine Biosciences Inc./1/                 262       10,742
Stericycle Inc./1/                             313       10,617
LSI Logic Corp./1/                           1,670       10,605
Zebra Technologies Corp. "A"/1/                201       10,591
Lam Research Corp./1/                        1,184       10,538
NVIDIA Corp./1/                              1,191       10,195
Take-Two Interactive Software Inc./1/          351       10,179
Performance Food Group Co./1/                  299       10,154
Education Management Corp./1/                  229       10,138
Noble Energy Inc.                              297       10,089
Weight Watchers International Inc./1/          232       10,060
Harris Corp.                                   298        9,980
Broadcom Corp. "A"/1/                          934        9,975
Dial Corp. (The)                               460        9,872
United Bancshares Inc.                         340        9,863
DeVry Inc./1/                                  529        9,850
Corporate Executive Board Co. (The)/1/         344        9,821
Federal Realty Investment Trust                363        9,801
Jacobs Engineering Group Inc./1/               317        9,789
Edwards Lifesciences Corp./1/                  382        9,775
Becton, Dickinson & Co.                        343        9,741
Catalina Marketing Corp./1/                    345        9,688
Affymetrix Inc./1/                             465        9,672
SICOR Inc./1/                                  633        9,628
Doral Financial Corp.                          396        9,559
International Flavors & Fragrances Inc.        300        9,555
Wiley (John) & Sons Inc. "A"                   434        9,552
Fairchild Semiconductor International
  Corp. "A"/1/                               1,007        9,536
Iron Mountain Inc./1/                          376        9,396
Rowan Companies Inc.                           502        9,357
Diagnostic Products Corp.                      203        9,338
Apogent Technologies Inc./1/                   499        9,311
Big Lots Inc./1/                               588        9,308
CACI International Inc. "A"/1/                 262        9,288
Roper Industries Inc.                          269        9,281
Intersil Corp. "A"/1/                          716        9,279
Macerich Co. (The)                             299        9,263
New York Community Bancorp Inc.                328        9,240
National-Oilwell Inc./1/                       474        9,186
Respironics Inc./1/                            286        9,155
IDEXX Laboratories Inc./1/                     295        9,130
Freeport-McMoRan Copper & Gold Inc./1/         678        9,126
Cerner Corp./1/                                259        9,119
O'Reilly Automotive Inc./1/                    318        9,101
Medicis Pharmaceutical Corp. "A"/1/            222        9,073
AMETEK Inc.                                    309        8,998
Omnicare Inc.                                  426        8,997
Citrix Systems Inc./1/                       1,484        8,949
Community Health Systems Inc./1/               336        8,948
Apria Healthcare Group Inc./1/                 379        8,929
UTStarcom Inc./1/                              579        8,841
Pacific Capital Bancorp                        322        8,745
Washington Real Estate Investment Trust        343        8,705
Chelsea Property Group Inc.                    257        8,674
GTECH Holdings Corp./1/                        349        8,662
Manor Care Inc./1/                             382        8,587
Edwards (J.D.) & Co./1/                        928        8,584
Watson Pharmaceuticals Inc./1/                 348        8,529
Mettler Toledo International Inc./1/           328        8,528
KPMG Consulting Inc./1/                      1,316        8,501
Transkaryotic Therapies Inc./1/                260        8,481
Pharmaceutical Product
  Development Inc./1/                          434        8,394
Agere Systems Inc. "B"/1/                    8,387        8,303

Schedules of Investments                                                      53
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
AGCO Corp./1/                                  357  $     8,282
Citizens Communications Co./1/               1,219        8,265
Invacare Corp.                                 241        8,254
Staten Island Bancorp Inc.                     473        8,230
Symbol Technologies Inc.                     1,068        8,192
Donaldson Co. Inc.                             238        8,171
Global Payments Inc.                           319        8,166
CEC Entertainment Inc./1/                      239        8,152
International Bancshares Corp.                 209        8,128
ResMed Inc./1/                                 284        8,122
Newfield Exploration Co./1/                    241        8,095
Chesapeake Energy Corp.                      1,225        8,085
Solectron Corp./1/                           3,822        8,064
Chittenden Corp.                               272        8,051
T. Rowe Price Group Inc.                       322        8,037
International Rectifier Corp./1/               514        8,029
RF Micro Devices Inc./1/                     1,337        8,022
Pixar Inc./1/                                  166        7,985
Regis Corp.                                    282        7,978
Outback Steakhouse Inc./1/                     288        7,914
99 Cents Only Stores/1/                        381        7,887
Henry (Jack) & Associates Inc.                 633        7,868
First Bancorp                                  205        7,815
Sonic Corp./1/                                 338        7,808
Cabot Microelectronics Corp./1/                209        7,783
Harte-Hanks Inc.                               416        7,742
Enzon Inc./1/                                  401        7,715
St. Joe Company (The)                          279        7,700
Varco International Inc./1/                    453        7,665
THQ Inc./1/                                    368        7,654
Waste Connections Inc./1/                      220        7,654
InterMune Inc./1/                              232        7,614
Province Healthcare Co./1/                     443        7,597
Shurgard Storage Centers Inc. "A"              239        7,557
Intergraph Corp./1/                            441        7,537
Allied Waste Industries Inc./1/              1,021        7,504
ITT Educational Services Inc./1/               397        7,452
Affiliated Managers Group Inc./1/              167        7,450
Thermo Electron Corp./1/                       460        7,420
Cooper Companies Inc.                          141        7,402
Too Inc./1/                                    316        7,356
Acxiom Corp./1/                                518        7,345
Invitrogen Corp./1/                            214        7,291
Alexandria Real Estate Equities Inc.           171        7,264
Sanmina-SCI Corp./1/                         2,614        7,241
Evergreen Resources Inc./1/                    175        7,171
Varian Inc./1/                                 259        7,151
TrustCo Bank Corp. NY                          672        7,108
Olin Corp.                                     433        7,093
CLARCOR Inc.                                   230        7,061
Hilton Hotels Corp.                            617        7,021
Advance Auto Parts Inc./1/                     133        7,014
Tellabs Inc./1/                              1,719        6,996
Grant Prideco Inc./1/                          819        6,994
Tootsie Roll Industries Inc.                   234        6,954
CAL Dive International Inc./1/                 343        6,917
Amylin Pharmaceuticals Inc./1/                 416        6,914
Furniture Brands International Inc./1/         301        6,908
Tidewater Inc.                                 255        6,882
Integrated Circuit Systems Inc./1/             437        6,861
Emulex Corp./1/                                604        6,801
FTI Consulting Inc./1/                         171        6,799
Human Genome Sciences Inc./1/                  559        6,742
Copart Inc./1/                                 620        6,727
Pride International Inc./1/                    516        6,708
Hispanic Broadcasting Corp./1/                 359        6,695
Essex Property Trust Inc.                      135        6,674
Key Energy Services Inc./1/                    847        6,674
Landstar System Inc./1/                        136        6,667
UCBH Holdings Inc.                             169        6,640
Church & Dwight Co. Inc.                       199        6,597
WebMD Corp./1/                               1,301        6,570
Lincoln Electric Holding Inc.                  293        6,484
Unit Corp./1/                                  338        6,473
Constellation Brands Inc./1/                   280        6,468
BlackRock Inc./1/                              156        6,462
Alliance Data Systems Corp./1/                 425        6,439
Scholastic Corp./1/                            144        6,434
Diamond Offshore Drilling Inc.                 322        6,424
Smucker (J.M.) Co. (The)                       175        6,423
Patina Oil & Gas Corp.                         225        6,413
Brookline Bancorp Inc.                         537        6,310

54                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
CIENA Corp./1/                               2,067  $     6,139
Corning Inc./1/                              3,834        6,134
Comverse Technology Inc./1/                    870        6,081
Perrigo Co./1/                                 572        6,080
Arbitron Inc./1/                               178        6,070
Rational Software Corp./1/                   1,397        6,035
Otter Tail Corp.                               229        6,032
Mills Corp.                                    203        6,021
PMC-Sierra Inc./1/                           1,544        5,991
Matthews International Corp. "A"               256        5,983
Fred's Inc.                                    200        5,972
Sigma-Aldrich Corp.                            121        5,962
Talbots Inc. (The)                             212        5,936
Cymer Inc./1/                                  316        5,890
National Instruments Corp./1/                  269        5,888
ARAMARK Corp. "B"/1/                           280        5,880
Radio One Inc. "D"/1/                          356        5,870
Airgas Inc./1/                                 446        5,856
Spinnaker Exploration Co./1/                   204        5,855
Pinnacle Systems Inc./1/                       542        5,854
Titan Corp. (The)/1/                           608        5,837
Linens 'N Things Inc./1/                       317        5,823
Mentor Corp.                                   182        5,802
Bio-Rad Laboratories Inc. "A"/1/               154        5,800
AmSurg Corp./1/                                192        5,793
Plains Resource Inc./1/                        224        5,775
Grey Wolf Inc./1/                            1,600        5,760
Pacific Sunwear of California Inc./1/          282        5,742
Cypress Semiconductor Corp./1/                 873        5,727
Plantronics Inc./1/                            350        5,705
Ball Corp.                                     113        5,694
Perot Systems Corp. "A"/1/                     610        5,673
Hyperion Solutions Corp./1/                    309        5,670
Panera Bread Co. "A"/1/                        210        5,670
Jeffries Group Inc.                            148        5,648
S&T Bancorp Inc.                               224        5,640
DRS Technologies Inc./1/                       151        5,620
Priority Healthcare Corp. "B"/1/               223        5,620
Pediatrix Medical Group Inc./1/                181        5,609
Cathay Bancorp Inc.                            143        5,577
Semtech Corp./1/                               570        5,529
Christopher & Banks Corp./1/                   220        5,526
Amphenol Corp. "A"/1/                          178        5,518
Timberland Co. "A"/1/                          174        5,512
Brady Corp. "A"                                170        5,474
E*TRADE Group Inc./1/                        1,228        5,465
Superior Industries International Inc.         116        5,461
Nautilus Group Inc. (The)/1/                   280        5,460
Pier 1 Imports Inc.                            286        5,454
Chateau Communities Inc.                       206        5,440
Coventry Health Care Inc./1/                   167        5,427
Wilson Greatbatch Technologies Inc./1/         195        5,421
Trimeris Inc./1/                               122        5,419
Baldor Electric Co.                            282        5,386
Valspar Corp. (The)                            144        5,371
American Eagle Outfitters Inc./1/              445        5,367
CSG Systems International Inc./1/              490        5,341
Advanced Fibre Communications Inc./1/          402        5,335
Alliance Gaming Corp./1/                       345        5,334
Cox Radio Inc. "A"/1/                          203        5,310
Penn National Gaming Inc./1/                   281        5,305
Advanced Micro Devices Inc./1/                 991        5,292
CVB Financial Corp.                            241        5,288
Southwest Bancorp of Texas Inc./1/             145        5,279
Hot Topic Inc./1/                              291        5,247
Coinstar Inc./1/                               203        5,233
VeriSign Inc./1/                             1,034        5,222
Quintiles Transnational Corp./1/               548        5,211
Syncor International Corp./1/                  162        5,202
Integrated Device Technology Inc./1/           498        5,199
FactSet Research Systems Inc.                  195        5,177
Chiquita Brands International Inc./1/          329        5,083
Ethan Allen Interiors Inc.                     156        5,048
Price Communications Corp./1/                  446        5,040
SangStat Medical Corp./1/                      241        5,027
Swift Transportation Co. Inc./1/               322        5,023
AmeriCredit Corp./1/                           616        4,971
Thor Industries Inc.                           143        4,971
International Speedway Corp. "A"               125        4,966
Ryan's Family Steak Houses Inc./1/             408        4,965
NPS Pharmaceuticals Inc./1/                    240        4,936
Computer Associates International Inc.         514        4,934

Schedules of Investments                                                      55
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Provident Financial Group Inc.                 196  $     4,918
Foot Locker Inc./1/                            492        4,915
ABM Industries Inc.                            347        4,893
NBTY Inc./1/                                   377        4,893
Macrovision Corp./1/                           400        4,892
Flir Systems Inc./1/                           139        4,864
Western Digital Corp./1/                     1,025        4,818
Cost Plus Inc./1/                              179        4,806
Polycom Inc./1/                                703        4,773
ADVO Inc./1/                                   150        4,762
Oshkosh Truck Corp.                             84        4,738
Interstate Bakeries Corp.                      178        4,729
Pharmaceutical Resources Inc./1/               169        4,729
Providian Financial Corp./1/                   965        4,729
Mercury Computer Systems Inc./1/               200        4,720
SCP Pool Corp./1/                              172        4,715
Varian Semiconductor Equipment
  Associates Inc./1/                           286        4,702
Hovnanian Enterprises Inc. "A"/1/              139        4,698
ITT Industries Inc.                             75        4,675
Identix Inc./1/                                785        4,671
Sybase Inc./1/                                 402        4,671
National Penn Bancshares Inc.                  166        4,641
Red Hat Inc./1/                                974        4,627
Getty Images Inc./1/                           230        4,614
Avocent Corp./1/                               344        4,603
Engineered Support Systems Inc.                 80        4,563
Total System Services Inc.                     347        4,563
East West Bancorp Inc.                         135        4,558
Expedia Inc. "A"/1/                             90        4,558
Black Box Corp./1/                             137        4,548
Flowserve Corp./1/                             453        4,530
John Nuveen Co. "A"                            199        4,527
Cambrex Corp.                                  123        4,526
Libbey Inc.                                    142        4,524
Tupperware Corp.                               271        4,504
Cognizant Technology Solutions Corp./1/         78        4,483
Kronos Inc./1/                                 182        4,483
TMP Worldwide Inc./1/                          497        4,473
InterDigital Communications Corp./1/           511        4,446
University of Phoenix Online/1/                138        4,437
Axcelis Technologies Inc./1/                   909        4,436
Winnebago Industries Inc.                      112        4,427
Foundry Networks Inc./1/                       805        4,411
Carlisle Companies Inc.                        120        4,402
Silicon Laboratories Inc./1/                   240        4,399
Dime Community Bancshares                      205        4,391
Cognex Corp./1/                                314        4,368
Hotels.com "A"/1/                               86        4,350
Borland Software Corp./1/                      557        4,339
Yankee Candle Co. Inc. (The)/1/                252        4,327
P.F. Chang's China Bistro Inc./1/              149        4,325
Documentum Inc./1/                             372        4,297
Orthodontic Centers of America Inc./1/         401        4,291
American Italian Pasta Co. "A"/1/              120        4,283
WD-40 Co.                                      148        4,277
Harleysville National Corp.                    177        4,273
Cree Inc./1/                                   341        4,262
Isis Pharmaceuticals Inc./1/                   429        4,230
Glimcher Realty Trust                          225        4,217
Argosy Gaming Co./1/                           183        4,202
Albany International Corp. "A"                 221        4,195
Pioneer Natural Resources Co./1/               173        4,195
Compuware Corp./1/                           1,373        4,188
Regeneron Pharmaceuticals Inc./1/              309        4,172
SkyWest Inc.                                   318        4,166
Cross Country Inc./1/                          297        4,158
Internet Security Systems Inc./1/              337        4,152
Digital Insight Corp./1/                       264        4,150
Simpson Manufacturing Co. Inc./1/              132        4,143
Community First Bankshares Inc.                148        4,126
VISX Inc./1/                                   446        4,117
DoubleClick Inc./1/                            800        4,112
Adolor Corp./1/                                292        4,094
KV Pharmaceuticals Co./1/                      216        4,082
Rare Hospitality International Inc./1/         174        4,075
SanDisk Corp./1/                               308        4,038
Sierra Health Services Inc./1/                 225        4,037
PRG-Schultz International Inc./1/              326        4,036
UGI Corp.                                      111        4,035
Extreme Networks Inc./1/                       958        4,033
United Natural Foods Inc./1/                   175        4,030

56                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Alkermes Inc./1/                               510  $     4,024
Readers Digest Association Inc.
  (The) "A"                                    257        4,022
Harland (John H.) Co.                          148        4,018
BARRA Inc./1/                                  147        4,016
Haemonetics Corp./1/                           169        4,010
Computer Sciences Corp./1/                     144        4,002
Applied Micro Circuits Corp./1/              1,397        3,995
Health Net Inc./1/                             185        3,968
Columbia Sportswear Co./1/                     114        3,958
Paxar Corp./1/                                 272        3,955
Kroll Inc./1/                                  199        3,946
Anchor BanCorp Wisconsin Inc.                  195        3,939
IHOP Corp./1/                                  163        3,928
Strayer Education Inc.                          66        3,926
Hollywood Entertainment Corp./1/               270        3,920
Teleflex Inc.                                   86        3,920
Manitowoc Co. Inc. (The)                       143        3,911
SurModics Inc./1/                              123        3,908
AES Corp. (The)/1/                           1,545        3,878
Insight Enterprises Inc./1/                    380        3,857
Newell Rubbermaid Inc.                         124        3,828
Tech Data Corp./1/                             145        3,828
Skyworks Solutions Inc./1/                     844        3,823
Manufactured Home Communities Inc.             119        3,794
DIANON Systems Inc./1/                          80        3,785
Frontier Financial Corp.                       148        3,771
American Medical Systems
  Holdings Inc./1/                             181        3,756
Tekelec/1/                                     435        3,754
Fossil Inc./1/                                 185        3,709
Action Performance Companies Inc./1/           144        3,701
Jack in the Box Inc./1/                        162        3,694
Circuit City Stores Inc. - CarMax
  Group/1/                                     230        3,691
Rockwell Collins                               168        3,686
Autodesk Inc.                                  290        3,674
United Community Banks Inc.                    151        3,669
Federal Signal Corp.                           199        3,666
W-H Energy Services Inc./1/                    211        3,650
Forest Oil Corp./1/                            143        3,646
Shaw Group Inc. (The)/1/                       256        3,635
Unilab Corp./1/                                173        3,628
Gymboree Corp./1/                              222        3,621
Commonwealth Telephone
  Enterprises Inc./1/                          104        3,616
Nextel Partners Inc. "A"/1/                    672        3,615
Oceaneering International Inc./1/              142        3,614
Itron Inc./1/                                  196        3,604
Ocular Sciences Inc./1/                        154        3,597
Plexus Corp./1/                                388        3,589
Micrel Inc./1/                                 582        3,585
ATMI Inc./1/                                   254        3,581
Circuit City Stores Inc.                       236        3,575
Suffolk Bancorp                                111        3,574
SureWest Communications                        122        3,571
Myriad Genetics Inc./1/                        224        3,548
TriQuint Semiconductor Inc./1/               1,005        3,548
Rouse Co.                                      111        3,546
Grey Global Group Inc.                           6        3,540
Boston Private Financial Holdings Inc.         166        3,536
Ferro Corp.                                    153        3,534
Progress Software Corp./1/                     292        3,533
Electro Scientific Industries Inc./1/          238        3,530
Arch Coal Inc.                                 213        3,525
Advent Software Inc./1/                        307        3,515
Unisys Corp./1/                                501        3,507
MICROS Systems Inc./1/                         151        3,502
ADC Telecommunications Inc./1/               3,041        3,497
Atlantic Coast Airlines Holdings Inc./1/       378        3,496
Cyberonics Inc./1/                             203        3,494
Donnelley (R.H.) Corp./1/                      134        3,484
Banta Corp.                                     98        3,479
Donnelley (R.R.) & Sons Co.                    148        3,479
Armor Holdings Inc./1/                         232        3,478
Exar Corp./1/                                  301        3,477
ICU Medical Inc./1/                             95        3,469
Delta & Pine Land Co.                          185        3,467
IGEN International Inc./1/                     116        3,466
Invision Technologies Inc./1/                  108        3,457
Knight Transportation Inc./1/                  222        3,441
Rogers Corp./1/                                147        3,432

Schedules of Investments                                                      57
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Rambus Inc./1/                                 786  $     3,411
Financial Federal Corp./1/                     107        3,408
Inter-Tel Inc.                                 167        3,398
Idex Corp.                                     118        3,369
D.R. Horton Inc.                               180        3,352
eFunds Corp./1/                                355        3,330
Albany Molecular Research Inc./1/              195        3,321
Papa John's International Inc./1/              114        3,321
Energizer Holdings Inc./1/                     109        3,314
CheckFree Corp./1/                             291        3,312
Entegris Inc./1/                               425        3,302
Odyssey Healthcare Inc./1/                     110        3,295
Blyth Inc.                                     118        3,292
S1 Corp./1/                                    614        3,291
Pennsylvania Real Estate
  Investment Trust                             127        3,272
Sylvan Learning Systems Inc./1/                238        3,256
Quest Software Inc./1/                         345        3,243
Pacific Northwest Bancorp                      119        3,240
FEI Co./1/                                     224        3,237
OshKosh B'Gosh Inc. "A"                         94        3,230
FMC Corp./1/                                   125        3,227
Ameritrade Holding Corp./1/                    864        3,223
NDCHealth Corp.                                207        3,219
Ticketmaster "B"/1/                            211        3,218
Headwaters Inc./1/                             232        3,206
Hudson United Bancorp                          120        3,192
Payless ShoeSource Inc./1/                      59        3,187
W Holding Co. Inc.                             194        3,162
Biosite Inc./1/                                109        3,160
McDATA Corp. "A"/1/                            581        3,155
Rite Aid Corp./1/                            1,502        3,154
MAXIMUS Inc./1/                                140        3,136
Georgia Gulf Corp.                             137        3,133
Shuffle Master Inc./1/                         168        3,126
Maverick Tube Corp./1/                         351        3,113
Station Casinos Inc./1/                        183        3,113
California Pizza Kitchen Inc./1/               135        3,106
Hooper Holmes Inc.                             500        3,100
Group 1 Automotive Inc./1/                     138        3,084
United Surgical Partners
  International Inc./1/                        140        3,084
Aaron Rents Inc. "B"                           134        3,082
Hollinger International Inc.                   339        3,082
Wintrust Financial Corp.                       107        3,066
Westamerica Bancorp                             76        3,061
Enzo Biochem Inc./1/                           214        3,060
Keane Inc./1/                                  452        3,051
CARBO Ceramics Inc.                             85        3,046
Monaco Coach Corp./1/                          152        3,045
ElkCorp                                        178        3,038
Quiksilver Inc./1/                             134        3,027
Teledyne Technologies Inc./1/                  166        3,015
Sun Communities Inc.                            82        3,009
Pure Resources Inc./1/                         134        3,002
Frontier Oil Corp.                             242        3,001
Dionex Corp./1/                                117        2,991
Umpqua Holdings Corp.                          182        2,990
Scientific Games Corp. "A"/1/                  445        2,982
FileNET Corp./1/                               288        2,981
Mentor Graphics Corp./1/                       609        2,972
Macromedia Inc./1/                             384        2,968
Martek Biosciences Corp./1/                    181        2,965
Superior Energy Services Inc./1/               456        2,964
Stone Energy Corp./1/                           91        2,958
AMERIGROUP Corp./1/                             88        2,953
Schweitzer-Mauduit International Inc.          138        2,946
Mine Safety Appliances Co.                      75        2,939
PETCO Animal Supplies Inc./1/                  135        2,928
Jill (J.) Group Inc. (The)/1/                  168        2,927
Telik Inc./1/                                  235        2,909
Photon Dynamics Inc./1/                        156        2,906
Jarden Corp./1/                                107        2,905
Blockbuster Inc.                               117        2,902
CUNO Inc./1/                                    94        2,900
Vishay Intertechnology Inc./1/                 329        2,895
AmeriPath Inc./1/                              194        2,891
Sotheby's Holdings Inc. "A"/1/                 412        2,884
Insituform Technologies Inc. "A"/1/            200        2,870
Atmel Corp./1/                               2,706        2,868
Power Integrations Inc./1/                     235        2,865

58                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Town & Country Trust (The)                     136  $     2,860
Fluor Corp.                                    117        2,859
Atrix Laboratories Inc./1/                     193        2,856
Lance Inc.                                     224        2,856
Jones Apparel Group Inc./1/                     93        2,855
New Century Financial Corp.                    122        2,855
NetIQ Corp./1/                                 196        2,842
Therasense Inc./1/                             203        2,834
Anteon International Corp./1/                  104        2,827
Stilwell Financial Inc.                        234        2,824
Silicon Storage Technology Inc./1/             722        2,823
Aeroflex Inc./1/                               560        2,822
Texas Regional Bancshares Inc. "A"              84        2,813
Arrow Electronics Inc./1/                      222        2,804
VitalWorks Inc./1/                             385        2,799
Heartland Express Inc./1/                      149        2,792
Black Hills Corp.                              106        2,776
Topps Co. (The)/1/                             322        2,776
Gemstar-TV Guide International Inc./1/       1,097        2,764
Hecla Mining/1/                                772        2,756
Conceptus Inc./1/                              180        2,754
Ambac Financial Group Inc.                      51        2,748
Ingram Micro Inc. "A"/1/                       206        2,740
Mississippi Valley Bancshares Inc.              55        2,740
Watson Wyatt & Co. Holdings/1/                 137        2,740
Wright Medical Group Inc./1/                   144        2,740
Speedway Motorsports Inc./1/                   116        2,732
Advanced Neuromodulation
  Systems Inc./1/                               82        2,729
ScanSource Inc./1/                              47        2,728
CPB Inc.                                        59        2,724
First Niagara Financial Group Inc.              86        2,717
Integra LifeSciences Holdings Corp./1/         171        2,717
United National Bancorp                        132        2,717
Getty Realty Corp.                             142        2,709
Sonic Automotive Inc./1/                       153        2,708
AFC Enterprises Inc./1/                        134        2,705
Sybron Dental Specialties Inc./1/              193        2,700
Toro Co.                                        48        2,700
DSP Group Inc./1/                              168        2,698
Genlyte Group Inc. (The)/1/                     76        2,694
Standard Register Co. (The)                    112        2,688
Hydril Co./1/                                  108        2,687
Sterling Financial Corp. (Pennsylvania)        115        2,683
Serologicals Corp./1/                          199        2,665
PracticeWorks Inc./1/                          154        2,664
Connetics Corp./1/                             287        2,655
Southwestern Energy Co./1/                     221        2,652
Genta Inc./1/                                  413        2,651
Pre-Paid Legal Services Inc./1/                133        2,644
Magnum Hunter Resources Inc./1/                502        2,636
Apogee Enterprises Inc.                        240        2,626
Duane Reade Inc./1/                            164        2,624
Applera Corp. - Celera Genomics Group/1/       330        2,623
American Capital Strategies Ltd.               139        2,619
Cato Corp. "A"                                 138        2,619
Rollins Inc.                                   135        2,619
Technitrol Inc.                                175        2,616
Berry Petroleum Co. "A"                        153        2,599
Bright Horizons Family Solutions Inc./1/        93        2,597
Landauer Inc.                                   78        2,586
ProQuest Co./1/                                 85        2,580
INAMED Corp./1/                                112        2,576
Tennant Co.                                     79        2,556
Electronics Boutique Holdings Corp./1/          93        2,553
Saga Communications Inc./1/                    138        2,553
Tier Technologies Inc. "B"/1/                  134        2,535
Medicines Co. (The)/1/                         230        2,525
Franklin Electric Co. Inc.                      59        2,522
Resources Connection Inc./1/                   175        2,522
RealNetworks Inc./1/                           698        2,520
CONMED Corp./1/                                125        2,519
Lattice Semiconductor Corp./1/                 404        2,513
AnnTaylor Stores Corp./1/                      109        2,510
O'Charley's Inc./1/                            133        2,493
Barnes & Noble Inc./1/                         117        2,476
Zale Corp./1/                                   82        2,473
Global Industries Ltd./1/                      598        2,470
CONSOL Energy Inc.                             195        2,469
Sepracor Inc./1/                               471        2,468
Oriental Financial Group Inc.                  112        2,464

Schedules of Investments                                                      59
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Atwood Oceanics Inc./1/                         84  $     2,457
Newpark Resources Inc./1/                      620        2,455
Rayovac Corp./1/                               201        2,452
Calpine Corp./1/                               991        2,448
Tompkins Trustco Inc.                           57        2,445
Mediacom Communications Corp./1/               453        2,433
Vector Group Ltd.                              193        2,432
Photronics Inc./1/                             241        2,424
Genesis Microchip Inc./1/                      315        2,416
Cubic Corp.                                    142        2,414
ANSYS Inc./1/                                  140        2,412
Cox Communications Inc. "A"/1/                  98        2,410
Parametric Technology Corp./1/               1,339        2,410
CSK Auto Corp./1/                              193        2,409
Silicon Image Inc./1/                          589        2,409
Manhattan Associates Inc./1/                   178        2,407
RehabCare Group Inc./1/                        104        2,406
School Specialty Inc./1/                        96        2,401
Tularik Inc./1/                                350        2,398
Oakley Inc./1/                                 238        2,392
Washington Trust Bancorp Inc.                  121        2,389
Ligand Pharmaceuticals Inc. "B"/1/             351        2,387
Noven Pharmaceuticals Inc./1/                  195        2,387
NBT Bancorp Inc.                               138        2,383
Lone Star Technologies Inc./1/                 201        2,382
ENDOcare Inc./1/                               166        2,375
Owens & Minor Inc.                             166        2,372
Zoll Medical Corp./1/                           78        2,371
Glacier Bancorp Inc.                           104        2,369
AC Moore Arts & Crafts Inc./1/                 112        2,367
Guitar Center Inc./1/                          126        2,366
Metro-Goldwyn-Mayer Inc./1/                    198        2,366
West Pharmaceutical Services Inc.              110        2,356
West Corp./1/                                  168        2,352
WebEx Communications Inc./1/                   210        2,350
AMN Healthcare Services Inc./1/                127        2,349
Cumulus Media Inc. "A"/1/                      133        2,347
City Holding Co.                                91        2,342
Movie Gallery Inc./1/                          156        2,342
PanAmSat Corp./1/                              135        2,342
Intermagnetics General Corp./1/                137        2,339
Helix Technology Corp.                         242        2,335
MGE Energy Inc.                                 91        2,335
Crown American Realty Trust                    254        2,334
Tektronix Inc./1/                              142        2,333
Select Medical Corp./1/                        163        2,331
Wet Seal Inc. "A"/1/                           233        2,330
Immunomedics Inc.                              387        2,322
Pogo Producing Co.                              68        2,316
Nordson Corp.                                   97        2,303
PolyMedica Corp./1/                             87        2,299
TeleTech Holdings Inc./1/                      367        2,294
ImClone Systems Inc./1/                        294        2,293
Navigant Consulting Co./1/                     415        2,291
New England Business Service Inc.              108        2,284
Veeco Instruments Inc./1/                      211        2,279
Intuitive Surgical Inc./1/                     285        2,277
Lin TV Corp. "A"/1/                             92        2,277
Mid Atlantic Realty Trust                      142        2,276
PerkinElmer Inc.                               417        2,273
Federal Agricultural Mortgage Corp./1/          77        2,272
GameStop Corp./1/                              111        2,270
Websense Inc./1/                               195        2,264
Planar Systems Inc./1/                         142        2,263
Legato Systems Inc./1/                         818        2,256
MacDermid Inc.                                 113        2,254
American Management Systems Inc./1/            177        2,253
Kopin Corp./1/                                 647        2,252
ValueVision Media Inc./1/                      191        2,246
BioMarin Pharmaceutical Inc./1/                386        2,235
ArthroCare Corp./1/                            184        2,230
Symyx Technologies Inc./1/                     213        2,230
Lindsay Manufacturing Co.                       92        2,229
Newport Corp./1/                               196        2,211
Alloy Inc./1/                                  266        2,210
Ventana Medical Systems Inc./1/                118        2,210
Sterling Bancshares Inc.                       169        2,209
Independent Bank Corp. (Massachusetts)         111        2,207
Cohu Inc.                                      195        2,203
G&K Services Inc. "A"                           65        2,200
Meredith Corp.                                  51        2,196

60                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
MKS Instruments Inc./1/                        201  $     2,195
MedQuist Inc./1/                                93        2,183
Per-Se Technologies Inc./1/                    221        2,183
CoStar Group Inc./1/                           121        2,178
Royal Gold Inc.                                114        2,174
Impath Inc./1/                                 167        2,156
Spanish Broadcasting System Inc. "A"/1/        329        2,155
Kirby Corp./1/                                  95        2,149
Right Management Consultants Inc./1/            87        2,144
EDO Corp.                                       95        2,129
Scotts Co. (The) "A"/1/                         51        2,126
Houston Exploration Co./1/                      68        2,118
Ascential Software Corp./1/                  1,136        2,111
GulfMark Offshore Inc./1/                      122        2,111
Labor Ready Inc./1/                            334        2,111
eSpeed, Inc./1/                                205        2,083
Avid Technology Inc./1/                        202        2,081
Genesco Inc./1/                                150        2,070
Merit Medical Systems Inc./1/                  107        2,066
Powerwave Technologies Inc./1/                 609        2,065
TIBCO Software Inc./1/                         550        2,063
Actel Corp./1/                                 198        2,059
Cerus Corp./1/                                 123        2,050
StarTek Inc./1/                                 93        2,047
MSC.Software Corp./1/                          240        2,045
Herley Industries Inc./1/                      110        2,043
Information Holdings Inc./1/                    94        2,035
American Woodmark Corp.                         40        2,030
Asyst Technologies Inc./1/                     336        2,029
Briggs & Stratton Corp.                         54        2,027
Forrester Research Inc./1/                     135        2,021
Echelon Corp./1/                               232        2,018
HCC Insurance Holdings Inc.                     84        2,017
Alfa Corp.                                     164        2,009
Key Productions Co. Inc./1/                    123        1,993
SERENA Software Inc./1/                        166        1,992
Remington Oil & Gas Corp./1/                   141        1,988
Great Southern Bancorp Inc.                     53        1,985
Airtran Holdings Inc./1/                       637        1,981
Adaptec Inc./1/                                449        1,980
American Power Conversion Corp./1/             207        1,979
Forward Air Corp./1/                           109        1,973
Sandy Spring Bancorp Inc.                       64        1,971
MIM Corp./1/                                   208        1,966
MSC Industrial Direct Co. Inc. "A"/1/          185        1,965
Gartner Inc. "A"/1/                            242        1,960
Benchmark Electronics Inc./1/                   93        1,958
Zoran Corp./1/                                 178        1,958
First Busey Corp. "A"                           86        1,950
Prima Energy Corp./1/                           93        1,950
Steel Dynamics Inc./1/                         149        1,950
Advanced Medical Optics Inc./1/                203        1,931
Ennis Business Forms Inc.                      148        1,931
Connecticut Water Service Inc.                  75        1,921
MAF Bancorp Inc.                                62        1,916
Curtiss Wright Corp.                            32        1,913
Sturm Ruger & Co. Inc.                         156        1,903
Storage Technology Corp./1/                    181        1,902
IDX Systems Corp./1/                           153        1,899
La Jolla Pharmaceutical Co./1/                 445        1,896
Extended Stay America Inc./1/                  148        1,880
ICN Pharmaceuticals Inc.                       207        1,875
SY Bancorp Inc.                                 54        1,875
Financial Institutions Inc.                     69        1,873
Fleming Companies Inc.                         373        1,865
Salem Communications Corp. "A"/1/               83        1,861
Digital River Inc./1/                          242        1,856
Citizens Inc./1/                               206        1,850
CBRL Group Inc.                                 81        1,848
North Pittsburgh Systems Inc.                  138        1,840
Dendrite International Inc./1/                 291        1,836
Trimble Navigation Ltd./1/                     185        1,832
First Community Bancorp                         63        1,823
Stage Stores Inc./1/                            84        1,822
Peapack-Gladstone Financial Corp.               28        1,820
Oak Technology Inc./1/                         572        1,819
Sensient Technologies Corp.                     86        1,817
Multimedia Games Inc./1/                        92        1,812
ESS Technology Inc./1/                         294        1,808
Vulcan Materials Co.                            50        1,808
Ariba Inc./1/                                1,337        1,805

Schedules of Investments                                                      61
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Fidelity National Information
  Solutions Inc./1/                            118  $     1,804
JDA Software Group Inc./1/                     258        1,803
CorVel Corp./1/                                 60        1,798
PennRock Financial Services Corp.               62        1,798
ScanSoft Inc./1/                               540        1,782
FreeMarkets Inc./1/                            359        1,781
Priceline.com Inc./1/                        1,220        1,781
Lakeland Bancorp Inc.                          104        1,773
Micromuse Inc./1/                              702        1,769
Allos Therapeutics Inc./1/                     208        1,764
Retek Inc./1/                                  487        1,753
United Industrial Corp.                         87        1,753
First Financial Bankshares Inc.                 48        1,749
Littelfuse Inc./1/                             104        1,749
PEC Solutions Inc./1/                           78        1,736
R&G Financial Corp. "B"                         79        1,724
Main Street Banks Inc.                          93        1,723
Mykrolis Corp./1/                              280        1,722
Gabelli Asset Management Inc. "A"/1/            58        1,720
Virginia Financial Group Inc.                   57        1,712
McGrath Rentcorp                                84        1,711
Phoenix Technologies Ltd./1/                   236        1,711
XTO Energy Inc.                                 83        1,711
United Stationers Inc./1/                       65        1,710
Cray Inc./1/                                   432        1,706
Endo Pharmaceuticals Holdings Inc./1/          200        1,706
American Healthways Inc./1/                    104        1,682
Claire's Stores Inc.                            77        1,679
Possis Medical Inc./1/                         164        1,674
Bel Fuse Inc. "B"                               78        1,673
Lennar Corp.                                    30        1,673
Informatica Corp./1/                           539        1,671
Versicor Inc./1/                               196        1,670
MTR Gaming Group Inc./1/                       181        1,667
Integral Systems Inc./1/                        87        1,663
Arrow Financial Corp.                           58        1,662
Hickory Tech Corp.                             125        1,656
EPIQ Systems Inc./1/                            94        1,651
Monolithic System Technology Inc./1/           165        1,650
General Communication Inc. "A"/1/              438        1,647
On Assignment Inc./1/                          199        1,646
webMethods Inc./1/                             340        1,642
Eclipsys Corp./1/                              323        1,641
Cabot Corp.                                     78        1,638
Vital Sign Inc.                                 55        1,634
Strattec Security Corp./1/                      32        1,633
Hologic Inc./1/                                165        1,617
Antigenics Inc./1/                             200        1,616
Ventas Inc.                                    121        1,615
Ameristar Casinos Inc./1/                       85        1,612
Woodward Governor Co.                           34        1,612
Midwest Banc Holdings Inc.                      84        1,604
Urban Outfitters Inc./1/                        66        1,603
Wild Oats Markets Inc./1/                      176        1,598
Boyd Gaming Corp./1/                            85        1,587
FalconStor Software Inc./1/                    325        1,583
Callaway Golf Co.                              151        1,570
Isle of Capri Casinos Inc./1/                   94        1,568
WSFS Financial Corp.                            56        1,568
City Bank                                       54        1,563
Excel Technology Inc./1/                        83        1,561
Tejon Ranch Co./1/                              64        1,561
Advanced Marketing Services Inc.               113        1,558
Advanced Digital Information Corp./1/          324        1,555
Orbital Sciences Corp./1/                      456        1,550
Tyler Technologies Inc./1/                     351        1,544
VIVUS Inc./1/                                  357        1,542
Energy Conversion Devices Inc./1/              142        1,541
Net.B@nk Inc./1/                               148        1,541
F5 Networks Inc./1/                            203        1,533
Middlesex Water Co.                             68        1,530
TALX Corp.                                     116        1,528
Tractor Supply Co./1/                           48        1,525
Shenandoah Telecommunications Co.               30        1,522
Microsemi Corp./1/                             271        1,520
MatrixOne Inc./1/                              346        1,502
Molecular Devices Corp./1/                     120        1,501
Kelly Services Inc. "A"                         69        1,495
Metro One Telecommunications Inc./1/           175        1,488
Wind River Systems Inc./1/                     462        1,488
Marvel Enterprises Inc./1/                     210        1,470

62                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
White Electronic Designs Corp./1/              195  $     1,461
Beverly Enterprises Inc./1/                    602        1,457
Tuesday Morning Corp./1/                        80        1,457
Aaon Inc./1/                                    86        1,454
First State Bancorp                             59        1,454
HON Industries Inc.                             57        1,451
SonoSite Inc./1/                               126        1,446
Cobalt Corp./1/                                 86        1,436
Learning Tree International Inc./1/             97        1,425
Midway Games Inc./1/                           260        1,425
TRC Companies Inc./1/                           83        1,423
Acuity Brands Inc.                             116        1,422
Exact Sciences Corp./1/                        106        1,417
Global Imaging Systems Inc./1/                  75        1,416
GlobeSpanVirata Inc./1/                        598        1,411
MRO Software Inc./1/                           162        1,409
Regal Entertainment Group "A"/1/                79        1,406
Palm Inc./1/                                 1,896        1,403
Spartech Corp.                                  66        1,397
CoorsTek Inc./1/                                93        1,395
Salix Pharmaceuticals Ltd./1/                  165        1,393
iDine Rewards Network Inc./1/                  150        1,388
eResearch Technology Inc./1/                    75        1,384
CIMA Labs Inc./1/                               55        1,383
General Cable Corp.                            359        1,382
Immucor Inc./1/                                 85        1,381
Western Wireless Corp. "A"/1/                  511        1,380
Renaissance Learning Inc./1/                    97        1,378
Tanger Factory Outlet Centers Inc.              49        1,371
Palm Harbor Homes Inc./1/                      118        1,370
Men's Wearhouse Inc. (The)/1/                   93        1,367
Trex Co. Inc./1/                                50        1,367
Nu Skin Enterprises Inc. "A"                   112        1,366
InterCept Inc./1/                              138        1,365
Kulicke & Soffa Industries Inc./1/             455        1,365
Entrust Inc./1/                                434        1,363
Advanced Energy Industries Inc./1/             153        1,362
PetroQuest Energy Inc./1/                      308        1,361
Conexant Systems Inc./1/                     1,225        1,360
Eon Labs Inc./1/                                63        1,360
Array BioPharma Inc./1/                        174        1,355
Intrado Inc./1/                                140        1,352
Orthologic Corp./1/                            349        1,351
Hancock Fabrics Inc.                            83        1,340
Hibbet Sporting Goods Inc./1/                   64        1,328
Concurrent Computer Corp./1/                   582        1,327
Mirant Corp./1/                                600        1,326
MGI Pharma Inc./1/                             189        1,323
Radiant Systems Inc./1/                        165        1,320
Cubist Pharmaceuticals Inc./1/                 256        1,308
Quaker Chemical Corp.                           68        1,308
Interchange Financial Services Corp.            79        1,307
Skechers U.S.A. Inc. "A"/1/                    137        1,307
Diversa Corp./1/                               153        1,305
Quidel Corp./1/                                292        1,305
Exult Inc./1/                                  442        1,304
Bryn Mawr Bank Corp.                            33        1,303
Crown Castle International Corp./1/            600        1,302
Independent Bank Corp. (Michigan)               39        1,291
LTX Corp./1/                                   280        1,277
Racing Champions Corp./1/                       78        1,275
FMC Technologies Inc./1/                        76        1,274
Radiologix Inc./1/                             199        1,274
ILEX Oncology Inc./1/                          268        1,273
MGM Grand Inc./1/                               34        1,268
First Community Bancshares Inc.                 43        1,267
Crawford & Co. "B"                             200        1,262
Community Banks Inc.                            47        1,261
infoUSA Inc./1/                                291        1,260
Riviana Foods Inc.                              55        1,260
Transaction Systems Architects
  Inc. "A"/1/                                  203        1,259
Central Coast Bancorp/1/                        68        1,257
Greater Bay Bancorp                             69        1,255
Courier Corp.                                   33        1,254
ProBusiness Services Inc./1/                   198        1,253
Ultimate Electronics Inc./1/                    98        1,250
Borders Group Inc./1/                           79        1,248
aaiPharma Inc./1/                              104        1,247
Interpore International/1/                     154        1,247
AstroPower Inc./1/                             175        1,242
Integrated Defense Technologies Inc./1/         63        1,241

Schedules of Investments                                                      63
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
OM Group Inc.                                   29  $     1,241
Amkor Technology Inc./1/                       521        1,240
Artisan Components Inc./1/                     136        1,239
K-Swiss Inc. "A"                                58        1,239
Credence Systems Corp./1/                      142        1,230
FuelCell Energy Inc./1/                        195        1,228
Universal Corp.                                 35        1,227
Pixelworks Inc./1/                             238        1,226
Nash Finch Co.                                  90        1,224
Kaydon Corp.                                    61        1,222
Northwest Bancorp Inc.                          96        1,222
Alexander's Inc./1/                             20        1,220
Texas Biotech Corp./1/                         398        1,218
Primedia Inc./1/                               873        1,213
Tetra Technologies Inc./1/                      60        1,209
Mandalay Resort Group/1/                        36        1,208
CCC Information Services Group Inc./1/          92        1,202
Hanmi Financial Corp./1/                        80        1,200
Southwest Water Co.                             84        1,198
Republic Bancorp Inc.                           92        1,196
Harvest Natural Resources Inc./1/              220        1,195
Playboy Enterprises Inc. "B"/1/                125        1,195
Universal Electronics Inc./1/                  133        1,190
Daktronics Inc./1/                             124        1,189
MEMC Electronics Materials Inc./1/             358        1,189
Crompton Corp.                                 118        1,186
OmniVision Technologies Inc./1/                180        1,186
Advisory Board Co. (The)/1/                     40        1,185
Del Monte Foods Co./1/                         145        1,185
VCA Antech Inc./1/                              96        1,185
J&J Snack Foods Corp./1/                        32        1,179
Bei Technologies Inc.                          107        1,177
Elizabeth Arden Inc./1/                         98        1,175
Humboldt Bancorp                                98        1,174
Intertan Inc./1/                               168        1,173
AtheroGenics Inc./1/                           187        1,171
Boston Beer Co. Inc. "A"/1/                     84        1,168
GSI Commerce Inc./1/                           230        1,162
Western Gas Resources Inc.                      37        1,156
National Processing Inc./1/                     68        1,155
Verity Inc./1/                                 116        1,154
E.piphany Inc./1/                              318        1,145
Friedman Billings Ramsey Group
  Inc. "A"/1/                                  113        1,145
Chattem Inc./1/                                 28        1,143
Systems & Computer Technology Corp./1/         163        1,141
WFS Financial Inc./1/                           55        1,141
Drexler Technology Corp./1/                     78        1,134
Quicksilver Resources Inc./1/                   63        1,134
Alberto-Culver Co. "B"                          23        1,128
Arrow International Inc.                        35        1,126
Buca Inc./1/                                   140        1,120
Cholestech Corp./1/                            108        1,120
Geron Corp./1/                                 287        1,119
Gorman-Rupp Co. (The)                           48        1,118
Capitol Bancorp Ltd.                            64        1,115
OraSure Technologies Inc./1/                   251        1,114
Penwest Pharmaceuticals Co./1/                 133        1,108
First Horizon Pharmaceutical Corp./1/          204        1,102
Boyds Collection Ltd. (The)/1/                 171        1,101
Children's Place Retail Stores
  Inc. (The)/1/                                109        1,101
Interwoven Inc./1/                             547        1,098
Magma Design Automation Inc./1/                123        1,097
Valmont Industries Inc.                         47        1,097
Whitehall Jewellers Inc./1/                    104        1,094
Sharper Image Corp./1/                          57        1,090
Quixote Corp.                                   59        1,089
Frontier Airlines Inc./1/                      223        1,088
Kosan Biosciences Inc./1/                      166        1,086
Carreker Corp./1/                              176        1,079
Meridian Medical Technologies Inc./1/           30        1,079
Healthsouth Corp./1/                           257        1,067
Aksys Ltd./1/                                  190        1,066
7-Eleven Inc./1/                               124        1,063
RPC Inc.                                       107        1,059
Agile Software Corp./1/                        165        1,058
D&K Healthcare Resources Inc.                  118        1,056
II-VI Inc./1/                                   79        1,055
Harmonic Inc./1/                               602        1,054
CoBiz Inc.                                      65        1,046

64                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
PayPal Inc./1/                                  50  $     1,046
TriZetto Group Inc. (The)/1/                   210        1,046
Coastal Financial Corp.                         77        1,043
Brooks-PRI Automation Inc./1/                   91        1,042
Florida Rock Industries Inc.                    34        1,039
OSI Systems Inc./1/                             60        1,038
Deltic Timber Corp.                             47        1,033
Mesa Air Group Inc./1/                         283        1,033
Cadiz Inc./1/                                  342        1,026
Cascade Natural Gas Corp.                       52        1,024
Peet's Coffee & Tea Inc./1/                     80        1,024
First National Corp.                            37        1,021
Gart Sports Co./1/                              54        1,019
Cepheid Inc./1/                                264        1,016
USB Holding Co. Inc.                            55        1,014
EGL Inc./1/                                     92        1,013
LaBranche & Co. Inc./1/                         50        1,013
OceanFirst Financial Corp.                      49        1,009
MFA Mortgage Investments Inc.                  124        1,004
Columbia Bancorp                                53        1,000
Curative Health Services Inc./1/                92          998
American Tower Corp./1/                        626          995
Siliconix Inc./1/                               56          995
Trust Co. of New Jersey (The)                   39          993
Young Innovations Inc./1/                       37          992
PrivateBancorp Inc.                             32          978
Option Care Inc./1/                            110          974
American Home Mortgage Holdings Inc.            88          971
NN Inc.                                        105          971
Aeropostale Inc./1/                             63          970
Supertex Inc./1/                                93          967
NetScreen Technologies Inc./1/                  89          966
Kensey Nash Corp./1/                            64          963
Dril-Quip Inc./1/                               57          960
SOURCECORP Inc./1/                              47          959
Global Power Equipment Group Inc./1/           203          954
Impax Laboratories Inc./1/                     196          953
CuraGen Corp./1/                               225          949
American Pharmaceutical
  Partners Inc./1/                              58          947
Sports Resorts International Inc./1/           227          947
AEP Industries Inc./1/                          35          946
ChipPAC Inc./1/                                442          945
SRA International Inc. "A"/1/                   33          945
Cascade Bancorp                                 69          941
Luminex Corp./1/                               133          936
Women First HealthCare Inc./1/                 200          936
Bentley Pharmaceuticals Inc./1/                110          935
SeaChange International Inc./1/                136          934
Pall Corp.                                      59          932
Lexar Media Inc./1/                            351          930
First South Bancorp Inc.                        26          927
ParkerVision Inc./1/                            82          927
Spartan Motors Inc.                             82          927
Glatfelter Co.                                  80          924
Digimarc Corp./1/                               79          922
Meritage Corp./1/                               26          922
NYFIX Inc./1/                                  236          918
Cardiac Science Inc./1/                        463          917
j2 Global Communications Inc./1/                46          915
LSI Industries Inc.                             90          913
Sports Authority Inc. (The)/1/                 153          913
Vignette Corp./1/                            1,140          913
Universal Display Corp./1/                     151          908
Centene Corp./1/                                34          907
Wackenhut Corrections Corp./1/                  80          907
Alabama National Bancorp                        20          906
Horizon Organic Holding Corp./1/                58          905
Triad Guaranty Inc./1/                          26          905
PLATO Learning Inc./1/                         135          898
CTS Corp.                                      195          897
U.S. Physical Therapy Inc./1/                   85          897
Virage Logic Corp./1/                           95          896
Rudolph Technologies Inc./1/                    87          895
Secure Computing Corp./1/                      279          893
Durect Corp./1/                                287          890
Ariad Pharmaceuticals Inc./1/                  281          888
CardioDynamics International Corp./1/          310          887
Sycamore Networks Inc./1/                      377          886
AsiaInfo Holdings Inc./1/                      264          880
Oneida Ltd.                                     63          878

Schedules of Investments                                                      65
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
United Rentals Inc./1/                         104  $       878
Princeton Review Inc. (The)/1/                 145          870
Digene Corp./1/                                110          869
OSI Pharmaceuticals Inc./1/                     51          865
Manugistics Group Inc./1/                      309          862
Galyan's Trading Co./1/                         86          861
ArvinMeritor Inc.                               46          860
Ribapharm Inc./1/                              191          860
SpectraLink Corp./1/                           151          859
General Binding Corp./1/                        54          856
APAC Customer Services Inc./1/                 293          853
Arctic Cat Inc.                                 61          852
I-many Inc./1/                                 423          846
Susquehanna Bancshares Inc.                     39          844
Liberate Technologies/1/                       540          842
Ixia/1/                                        205          841
Tanox Inc./1/                                   80          840
Inet Technologies Inc./1/                      165          837
Triangle Pharmaceuticals Inc./1/               310          837
Prosperity Bancshares Inc.                      49          834
HealthExtras Inc./1/                           196          829
Lakeland Financial Corp.                        35          829
Columbia Laboratories Inc./1/                  184          828
Stanley Furniture Co. Inc./1/                   39          828
Genencor International Inc./1/                  87          827
MemberWorks Inc./1/                             47          819
Clark/Bardes Inc./1/                            46          818
Nationwide Health Properties Inc.               48          818
Wabtec Corp.                                    58          817
@Road Inc./1/                                  151          815
La-Z-Boy Inc.                                   35          812
Williams Companies Inc.                        359          811
LabOne Inc./1/                                  50          808
TiVo Inc./1/                                   224          806
Power-One Inc./1/                              270          805
MCG Capital Corp.                               61          804
Aftermarket Technology Corp./1/                 62          802
Keynote Systems Inc./1/                        122          799
Markel Corp./1/                                  4          797
ONYX Software Corp./1/                         417          796
Merix Corp./1/                                  97          791
Semitool Inc./1/                               153          788
WCI Communities Inc./1/                         62          787
1-800-FLOWERS.COM Inc./1/                      112          784
New Focus Inc./1/                              290          783
Packeteer Inc./1/                              261          783
Research Frontiers Inc./1/                      87          780
Tropical Sportswear
  International Corp./1/                        60          779
Granite State Bankshares Inc.                   23          777
Akamai Technologies Inc./1/                    934          775
Kenneth Cole Productions "A"/1/                 38          771
Peoples Bancorp Inc.                            30          771
Lifeline Systems Inc./1/                        35          770
Viewpoint Corp./1/                             352          767
Schawk Inc.                                     78          766
Tasty Baking Company                            60          765
Jones Lang LaSalle Inc./1/                      37          761
Mothers Work Inc./1/                            20          761
Acacia Research Corp./1/                       191          758
Harbor Florida Bancshares Inc.                  37          757
Acclaim Entertainment Inc./1/                  684          752
Sanderson Farms Inc.                            47          752
Ambassadors Group Inc./1/                       51          751
Presstek Inc./1/                               294          750
i2 Technologies Inc./1/                      1,441          749
Credit Acceptance Corp./1/                      91          746
World Wrestling Entertainment Inc./1/           89          745
Party City Corp./1/                             54          743
SeeBeyond Technology Corp./1/                  530          742
Viasat Inc./1/                                 117          737
DocuCorp International Inc./1/                  68          736
Bob Evans Farms Inc.                            31          735
Restoration Hardware Inc./1/                   163          734
Computer Network Technology Corp./1/           146          733
Concord Communications Inc./1/                 145          732
IXYS Corp./1/                                  145          729
Beasley Broadcast Group Inc. "A"/1/             58          728
New Jersey Resources Corp.                      22          724
Vintage Petroleum Inc.                          67          724
Esperion Therapeutics Inc./1/                  126          721

66                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Overland Storage Inc./1/                        66  $       717
C-COR.net Corp./1/                             193          716
Regent Communications Inc./1/                  141          716
Sterling Bancorp                                27          716
Dynamics Research Corp./1/                      49          714
Haverty Furniture Companies Inc.                57          713
CNET Networks Inc./1/                          647          712
Embrex Inc./1/                                  64          710
Stein Mart Inc./1/                             121          707
Keithley Instruments Inc.                       58          705
Steak n Shake Company (The)/1/                  64          704
Xicor Inc./1/                                  195          704
Aspen Technology Inc./1/                       234          702
Investors Real Estate Trust                     66          699
Virbac Corp./1/                                137          696
Gables Residential Trust                        26          694
Administaff Inc./1/                            180          693
JetBlue Airways Corp./1/                        17          686
Westcorp Inc.                                   34          680
Vitesse Semiconductor Corp./1/                 996          677
Hollywood Casino Corp. "A"/1/                   56          676
Pacific Union Bank/1/                           60          673
Genesee & Wyoming Inc. "A"/1/                   30          667
Bradley Pharmaceuticals Inc./1/                 76          666
National Healthcare Corp./1/                    37          664
Penford Corp.                                   49          662
CPI Corp.                                       48          660
Syntel Inc./1/                                  56          659
TriCo Bancshares                                26          658
EMS Technologies Inc./1/                        64          657
Charlotte Russe Holding Inc./1/                 69          655
Provident Bancorp Inc.                          23          654
LookSmart Ltd./1/                              672          652
Harvard Bioscience Inc./1/                     214          648
Roxio Inc./1/                                  212          642
Chicago Pizza & Brewery Inc./1/                 93          641
First Consulting Group Inc./1/                 118          640
Euronet Worldwide Inc./1/                      127          639
Vastera Inc./1/                                297          639
Medis Technologies Ltd./1/                     148          633
Maxtor Corp./1/                                242          632
Avaya Inc./1/                                  440          629
Altiris Inc./1/                                 63          627
Bioreliance Corp./1/                            30          625
Martha Stewart Living Omnimedia
  Inc. "A"/1/                                   89          623
Franklin Financial Corp.                        25          616
Synplicity Inc./1/                             143          616
Del Laboratories Inc./1/                        34          615
Escalade Inc./1/                                31          615
Marine Products Corp.                           58          615
EnergySouth Inc.                                24          612
US Unwired Inc. "A"/1/                         872          610
Biopure Corp./1/                               174          609
Silicon Valley Bancshares/1/                    36          609
Emmis Communications Corp./1/                   32          608
ExpressJet Holdings Inc./1/                     66          607
Kyphon Inc./1/                                  46          607
Cantel Medical Corp./1/                         60          606
Lydall Inc./1/                                  51          602
Park Electrochemical Corp.                      36          601
Vicor Corp./1/                                  84          601
WESCO International Inc./1/                    139          598
FAO Inc./1/                                    209          596
First Financial Holdings Inc.                   22          596
Champps Entertainment Inc./1/                   76          595
Merchants Bancshares Inc.                       24          593
Closure Medical Corp./1/                        53          591
Dress Barn Inc./1/                              38          591
Transmeta Corp./1/                             606          588
Mission West Properties Inc.                    53          587
Nara Bancorp Inc.                               34          587
Datastream Systems Inc./1/                     117          585
Endocardial Solutions Inc./1/                  181          585
Bruker Daltonics Inc./1/                       114          583
Indevus Pharmaceuticals Inc./1/                376          583
Inter Parfums Inc.                              87          581
Monterey Pasta Co./1/                          125          581
HealthTronics Surgical Services Inc./1/         69          578
Zomax Inc./1/                                  148          577
Deb Shops Inc.                                  23          573
Gaiam Inc./1/                                   50          573


Schedules of Investments                                                      67
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
MedSource Technologies Inc./1/                  76  $       572
Nastech Pharmaceutical Co. Inc./1/              69          571
Dynacq International Inc./1/                    49          570
Allscripts Healthcare Solutions Inc./1/        199          569
Urologix Inc./1/                               124          565
OPNET Technologies Inc./1/                      89          563
Inverness Medical Innovations Inc./1/           59          560
Openwave Systems Inc./1/                       902          559
Quadramed Corp./1/                             309          559
WatchGuard Technologies Inc./1/                126          554
BE Aerospace Inc./1/                           116          552
Lifecore Biomedical Inc./1/                     89          552
REMEC Inc./1/                                  162          552
Bank of the Ozarks Inc.                         24          550
American National Bankshares Inc.               20          549
ICT Group Inc./1/                               27          547
MapInfo Corp./1/                               138          545
Arris Group Inc./1/                            147          544
SonicWALL Inc./1/                              197          542
SS&C Technologies Inc./1/                       68          541
AVANIR Pharmaceuticals "A"/1/                  468          538
Omnicell Inc./1/                                92          537
Advanced Tissue Sciences Inc./1/               696          536
Somera Communications Inc./1/                  261          535
1-800 CONTACTS INC./1/                          53          530
RMH Teleservices Inc./1/                        65          530
Lawson Software Inc./1/                        149          527
QRS Corp./1/                                    79          524
Riverstone Networks Inc./1/                  1,021          521
Aether Systems Inc./1/                         194          520
Exploration Company of
  Delaware (The)/1/                            100          519
PAREXEL International Corp./1/                  61          519
Catapult Communications Corp./1/                53          517
Plug Power Inc./1/                             108          517
Medical Staffing Network
  Holdings Inc./1/                              34          516
Caliper Technologies Corp./1/                  123          515
Russ Berrie & Co. Inc.                          17          510
Sypris Solutions Inc./1/                        47          510
Tripos Inc./1/                                  65          510
DuPont Photomasks Inc./1/                       22          501
Collins & Aikman Corp./1/                      138          495
Watts Industries Inc. "A"                       30          492
Chemical Financial Corp.                        17          491
Saul Centers Inc.                               21          488
Benihana Inc./1/                                39          484
MAPICS Inc./1/                                  85          476
American States Water Co.                       18          472
Witness Systems Inc./1/                         81          471
Finisar Corp./1/                               677          467
Trikon Technologies Inc./1/                     82          466
Central Parking Corp.                           23          463
Matria Healthcare Inc./1/                       54          463
MRV Communications Inc./1/                     545          463
Zygo Corp./1/                                  109          462
Hall Kinion & Associates Inc./1/                76          456
Peregrine Pharmaceuticals Inc./1/            1,082          454
Second Bancorp Inc.                             17          454
St. Mary Land & Exploration Co.                 19          454
MIPS Technologies Inc. "A"/1/                  339          451
GrafTech International Ltd./1/                  62          450
Computer Programs & Systems Inc./1/             21          449
Checkers Drive-in Restaurants Inc./1/           56          448
EarthShell Corp./1/                            640          448
Hanger Orthopedic Group Inc./1/                 28          445
NIC Inc./1/                                    260          445
Arden Group Inc. "A"/1/                          8          444
StorageNetworks Inc./1/                        354          443
Bio-Reference Laboratories Inc./1/              68          442
Universal Health Realty Income Trust            17          441
Allegiance Telecom Inc./1/                     530          440
Hanover Compressor Co./1/                       53          440
Gladstone Capital Corp.                         26          439
Bebe Stores Inc./1/                             37          437
NASB Financial Inc.                             21          437
Young Broadcasting Inc. "A"/1/                  50          434
Private Media Group Inc./1/                    183          432
Zymogenetics Inc./1/                            54          432
BWAY Corporation/1/                             31          431
Hexcel Corp./1/                                172          427
Mid-State Bancshares                            26          426

68                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares     Value
------------------------------------------------------------
C&D Technologies Inc.                           29  $    425
Dover Downs Gaming & Entertainment Inc.         52       423
Shop At Home Inc./1/                           180       421
P.A.M. Transportation Services Inc./1/          22       420
Rigel Pharmaceuticals Inc./1/                  260       416
Commonwealth Bancorp Inc.                        9       414
Kos Pharmaceuticals Inc./1/                     37       414
Wireless Facilities Inc./1/                     93       412
Provident Bankshares Corp.                      19       410
Pain Therapeutics Inc./1/                      103       409
World Fuel Services Corp.                       21       405
Horizon Offshore Inc./1/                        96       404
Triton PCS Holdings Inc. "A"/1/                193       403
Grace (W.R.) & Co./1/                          250       400
Bone Care International Inc./1/                 69       399
Epix Medical Inc./1/                            88       399
Covansys Corporation/1/                        234       398
eUniverse Inc./1/                              136       398
LendingTree Inc./1/                             27       398
Sangamo BioSciences Inc./1/                    202       398
CryoLife Inc./1/                               152       397
Progenics Pharmaceuticals Inc./1/               79       397
Granite Construction Inc.                       24       396
Redback Networks Inc./1/                     1,277       396
Thomas & Betts Corp./1/                         28       395
Actuate Corp./1/                               415       394
RITA Medical Systems Inc./1/                    89       391
CBL & Associates Properties Inc.                10       387
Green Mountain Coffee Inc./1/                   30       387
ANADIGICS Inc./1/                              181       386
Synaptics Inc./1/                               80       385
Royal Bancshares of Pennsylvania "A"            21       384
Seacoast Banking Corp. of Florida               20       384
Old Second Bancorp Inc.                         10       382
Aphton Corp./1/                                169       379
Inrange Technologies Corp./1/                  136       379
Powell Industries Inc./1/                       20       376
First Financial Bancorp                         21       374
Monarch Casino & Resort Inc./1/                 28       373
dELiA*s Corp. "A"/1/                           352       370
RadiSys Corp./1/                                93       368
Barnes Group Inc.                               18       362
Michael Baker Corp./1/                          35       361
Paxson Communications Corp./1/                 164       361
Ciphergen Biosystems Inc./1/                   120       360
Novadigm Inc./1/                               180       360
PDF Solutions Inc./1/                           68       360
Sonus Networks Inc./1/                       1,713       360
SPSS Inc./1/                                    31       359
Sapient Corp./1/                               348       358
Seattle Genetics Inc./1/                       111       357
National Beverage Corp./1/                      26       355
Value Line Inc.                                  9       351
Heidrick & Struggles
  International Inc./1/                         23       349
NATCO Group Inc. "A"/1/                         46       346
SureBeam Corporation "A"/1/                    192       346
United Online Inc./1/                           36       345
Enterasys Networks Inc./1/                     265       344
VIB Corp./1/                                    23       344
Ulticom Inc./1/                                 62       343
Seacoast Financial Services Corp.               17       341
Weis Markets Inc.                               10       335
Sanchez Computer Associates Inc./1/            137       334
Griffon Corp./1/                                31       330
Coca-Cola Bottling Co. Consolidated              7       328
Handspring Inc./1/                             348       327
Chordiant Software Inc./1/                     348       324
SpeechWorks International Inc./1/              141       324
Netegrity Inc./1/                              156       321
NetFlix Inc./1/                                 33       320
Woodhead Industries Inc.                        29       320
Bally Total Fitness Holding Corp./1/            32       317
Vitria Technology Inc./1/                      407       317
Centillium Communications Inc./1/              262       314
Shoe Carnival Inc./1/                           22       314
Lannett Co. Inc./1/                             31       312
Foamex International Inc./1/                    56       308
Res-Care Inc./1/                                62       308
Bank of Granite Corp.                           17       306
Cache Inc./1/                                   23       306

Schedules of Investments                                                      69
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Alaris Medical Inc./1/                          64  $       305
Electroglas Inc./1/                            151          302
American Superconductor Corp./1/               111          300
TTM Technologies Inc./1/                       191          300
RSA Security Inc./1/                            89          299
EMCOR Group Inc./1/                              6          298
Keystone Automotive Industries Inc./1/          18          297
Raindance Communications Inc./1/                96          297
Pegasystems Inc./1/                             54          295
Med-Design Corp. (The)/1/                       83          293
Syntroleum Corp./1/                            176          292
Centex Construction Products Inc.                8          286
Leeds Federal Bankshares Inc.                    9          285
F&M Bancorp                                      9          284
Sonic Innovations Inc./1/                       54          284
August Technology Corp./1/                      63          283
Encore Wire Corp./1/                            32          282
LeCroy Corp./1/                                 31          278
Neurogen Corp./1/                               34          273
DiamondCluster International
  Inc. "A"/1/                                   83          271
Portal Software Inc./1/                      1,128          271
Gulf Island Fabrication Inc./1/                 23          270
NaPro BioTherapeutics Inc./1/                  241          270
Centennial Bancorp                              31          269
First Oak Brook Bancshares "A"                   9          268
Century Bancorp Inc. "A"                        10          265
Valhi Inc.                                      27          265
Avanex Corp./1/                                193          264
Applied Films Corporation/1/                    24          263
Camden National Corp.                           10          260
Insight Communications Co. Inc./1/              28          258
Nuance Communications Inc./1/                  152          258
SimpleTech Inc./1/                             120          256
CKE Restaurant Inc./1/                          63          252
Analogic Corp.                                   6          251
Bridgeford Food Corp.                           25          251
NBC Capital Corp.                               10          251
ON Semiconductor Corp./1/                      201          251
MCSi Inc./1/                                    50          248
CompuCredit Corp./1/                            46          244
Saxon Capital Inc./1/                           22          244
Verint Systems Inc./1/                          28          242
Active Power Inc./1/                           179          240
Nassda Corp./1/                                 46          240
WMS Industries Inc./1/                          17          240
First Republic Bank/1/                          11          239
Capstone Turbine Corp./1/                      404          238
Zenith National Insurance Corp.                  9          238
Factory 2-U Stores Inc./1/                     122          237
4Kids Entertainment Inc./1/                     10          237
CCBT Financial Companies Inc.                    9          236
Apex Mortgage Capital Inc.                      21          235
First of Long Island Corp.                       7          233
Mobile Mini Inc./1/                             18          233
First Sentinel Bancorp Inc.                     17          230
IMCO Recycling Inc./1/                          38          230
LodgeNet Entertainment Corp./1/                 30          230
Knight Trading Group Inc./1/                    59          221
Cirrus Logic Inc./1/                            86          219
ClearOne Communications Inc./1/                 64          218
Unitil Corp.                                     8          217
Sizeler Property Investors Inc.                 21          211
Specialty Laboratories Inc./1/                  23          211
Pathmark Stores Inc./1/                         23          210
SBS Technologies Inc./1/                        29          208
Tetra Tech Inc./1/                              26          208
Sykes Enterprises Inc./1/                       49          206
Flowers Foods Inc./1/                            9          205
ATA Holdings Corp./1/                           60          204
NetScout Systems Inc./1/                        55          201
Thomas Industries Inc.                           8          198
AXT Inc./1/                                     94          196
International Multifoods Corp./1/               10          196
Inktomi Corp./1/                               771          193
DHB Industries Inc./1/                          90          191
Netro Corp./1/                                  92          189
EMCORE Corp./1/                                123          187
PLX Technology Inc./1/                         170          187
X-Rite Inc.                                     24          186
Inforte Corp./1/                                36          184
Paradyne Networks Inc./1/                      138          184

70                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Tredegar Corp.                                  11  $       184
Wausau-Mosinee Paper Corp.                      20          184
Lightbridge Inc./1/                             27          182
Q-Med Inc./1/                                   26          182
Allegiant Bancorp Inc.                          11          179
Northwest Pipe Co./1/                           10          179
RCN Corp./1/                                   341          174
Time Warner Telecom Inc. "A"/1/                213          173
Bruker AXS Inc./1/                              82          172
WestPoint Stevens Inc./1/                      173          170
Centennial Communications Corp. "A"/1/          58          168
Charter Financial Corp.                          6          168
Jo-Ann Stores Inc./1/                            6          168
MB Financial Inc.                                5          168
Spectrian Corp./1/                              57          168
Summit Bancshares Inc.                           8          168
Answerthink Inc./1/                            113          164
Flow International Corp./1/                     50          161
Therma-Wave Inc./1/                            204          161
Tweeter Home Entertainment Group Inc./1/        23          159
Advanced Power Technology Inc./1/               40          156
Pericom Semiconductor Corp./1/                  18          155
California Water Service Group                   6          153
Actrade Financial Technologies
  Ltd./1/,/2/                                   60          151
Tellium Inc./1/                                395          150
Exelixis Inc./1/                                30          148
Kendle International Inc./1/                    22          147
Ultratech Stepper Inc./1/                       18          146
Coldwater Creek Inc./1/                         11          145
Manufacturers Services Ltd./1/                  53          143
State Bancorp Inc.                               8          142
Digitas Inc./1/                                 64          141
PDI Inc./1/                                     34          138
World Acceptance Corp./1/                       17          135
Acme Communications Inc./1/                     17          133
Flushing Financial Corp.                         8          133
Cherokee Inc./1/                                 8          129
Illumina Inc./1/                                37          127
BKF Capital Group Inc./1/                        6          126
Partners Trust Financial Group Inc.              9          126
Stratos Lightwave Inc./1/                      346          125
Flagstar Bancorp Inc.                            6          124
Checkpoint Systems Inc./1/                      10          123
FNB Corp.                                        4          123
Standard Microsystems Corp./1/                   8          122
Theragenics Corp./1/                            27          119
Infogrames Inc./1/                              53          118
First Federal Capital Corp.                      6          117
LSB Bancshares Inc.                              7          115
Embarcadero Technologies Inc./1/                27          113
Caminus Corp./1/                                62          110
UnitedGlobalCom Inc. "A"/1/                     67          110
Nature's Sunshine Products Inc.                 10          108
AirGate PCS Inc./1/                            236          104
BriteSmile Inc./1/                             134          100
Jakks Pacific Inc./1/                            9          100
First Essex Bancorp Inc.                         3           99
Alliance Imaging Inc./1/                         8           96
Virco Manufacturing Corp.                       10           96
Align Technology Inc./1/                        32           88
Cole National Corp./1/                           7           88
Gold Bancorp Inc.                                9           87
MetaSolv Inc./1/                                57           87
Steven Madden Ltd./1/                            6           86
Irwin Financial Corp.                            5           85
Charles River Associates Inc./1/                 5           83
Local Financial Corp./1/                         6           83
PC Connection Inc./1/                           20           81
Optical Communication Products Inc./1/          95           73
Overstock.com Inc./1/                           11           65
Standex International Corp.                      3           61
Alamosa Holdings Inc./1/                       263           60
BSB Bancorp Inc.                                 3           60
PriceSmart Inc./1/                               3           60
Lawson Products Inc.                             2           58
Cross Media Marketing Corp./1/                  76           57
Gray Television Inc. "A"                         4           54
Warwick Community Bancorp                        2           54
3D Systems Corp./1/                              8           53

Schedules of Investments                                                      71
iSHARES RUSSELL 3000 GROWTH INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
Acterna Corp./1/                               127  $        51
Three Rivers Bancorp Inc.                        3           48
William Lyon Homes Inc./1/                       2           46
Dobson Communications Corp. "A"/1/             145           45
Sun Bancorp Inc.                                 2           45
Mossimo Inc./1/                                  7           41
Buckle Inc. (The)/1/                             2           40
Suntron Corp./1/                                10           33
Penton Media Inc./1/                           113           27
CTB International Corp./1/                       2           26
DDi Corp./1/                                   164           26
Donnelly Corp.                                   1           26
Monro Muffler Brake Inc./1/                      1           18
Drew Industries Inc./1/                          1           16
Liquidmetal Technologies/1/                      2           16
HPL Technologies Inc./1/                        67            3
---------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $54,405,472)                                39,500,919
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.44%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     823,649      823,649
Dreyfus Money Market Fund                   44,384       44,384
Goldman Sachs Financial Square Prime
  Obligation Fund                           32,303       32,303
Providian Temp Cash Money Market Fund       66,575       66,575
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $966,911)                                      966,911
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 102.33%
  (Cost $55,372,383)                                 40,467,830
---------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - (2.33%)               (923,246)
---------------------------------------------------------------

NET ASSETS - 100.00%                                $39,544,584
===============================================================

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See notes to financial statements.

72                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.78%
-----------------------------------------------------------------
Exxon Mobil Corp.                            108,115  $ 3,448,868
Citigroup Inc.                                66,775    1,979,879
Bank of America Corp.                         24,529    1,564,950
Wells Fargo & Company                         24,837    1,196,150
Verizon Communications Inc.                   43,420    1,191,445
ChevronTexaco Corp.                           17,017    1,178,427
American International Group Inc.             20,600    1,126,820
SBC Communications Inc.                       53,218    1,069,682
International Business Machines Corp.         14,660      855,997
Procter & Gamble Co.                           8,433      753,742
AT&T Corp.                                    60,796      730,160
Wachovia Corp.                                21,805      712,805
Bank One Corp.                                18,729      700,465
Merck & Co. Inc.                              15,213      695,386
Viacom Inc. "B"/1/                            14,898      604,114
JP Morgan Chase & Co.                         31,714      602,249
Morgan Stanley                                17,563      595,034
Du Pont (E.I.) de Nemours & Co.               15,848      571,637
U.S. Bancorp                                  30,458      565,910
BellSouth Corp.                               29,851      548,064
Philip Morris Companies Inc.                  13,229      513,285
Hewlett-Packard Co.                           43,096      502,930
ConocoPhillips                                10,777      498,328
Walt Disney Co. (The)                         32,511      492,217
Washington Mutual Inc.                        15,546      489,233
Bristol-Myers Squibb Co.                      19,402      461,768
Merrill Lynch & Co. Inc.                      13,695      451,250
AOL Time Warner Inc./1/                       36,035      421,609
Allstate Corp. (The)                          11,314      402,213
Dow Chemical Co. (The)                        14,485      395,585
McDonald's Corp.                              20,264      357,862
General Motors Corp. "A"                       8,944      347,922
FleetBoston Financial Corp.                   16,667      338,840
Southern Co.                                  11,210      322,624
Gannett Co. Inc.                               4,252      306,909
Lockheed Martin Corp.                          4,666      301,750
Schering-Plough Corp.                         13,999      298,459
Liberty Media Corp. "A"/1/                    41,383      297,130
Comcast Corp. "A"/1/                          14,149      295,148
Emerson Electric Co.                           6,699      294,354
Ford Motor Company                            28,911      283,328
National City Corp.                            9,694      276,570
United Technologies Corp.                      4,759      268,836
BB&T Corp.                                     7,644      267,846
Prudential Financial Inc./1/                   9,347      266,950
Duke Energy Corp.                             13,248      258,998
Honeywell International Inc.                  11,895      257,646
International Paper Co.                        7,703      257,203
Goldman Sachs Group Inc. (The)                 3,848      254,083
SunTrust Banks Inc.                            3,972      244,199
Exelon Corp.                                   5,137      244,007
FedEx Corp.                                    4,760      238,333
Anheuser-Busch Companies Inc.                  4,663      235,948
Kimberly-Clark Corp.                           4,106      232,564
Union Pacific Corp.                            4,018      232,522
Coca-Cola Co. (The)                            4,830      231,647
Dominion Resources Inc.                        4,412      223,821
Alcoa Inc.                                    11,503      222,008
American Express Co.                           7,065      220,287
Bank of New York Co. Inc. (The)                7,569      217,533
ConAgra Foods Inc.                             8,538      212,169
Travelers Property Casualty
  Corp. "B"/1/                                15,113      204,479
Caterpillar Inc.                               5,486      204,189
Gillette Co. (The)                             6,896      204,122
Alltel Corp.                                   4,961      199,085
Northrop Grumman Corp.                         1,552      192,510
Lehman Brothers Holdings Inc.                  3,894      191,001
PNC Financial Services Group                   4,518      190,524
3M Co.                                         1,721      189,258
Cendant Corp./1/                              17,335      186,525
Raytheon Co.                                   6,334      185,586
General Dynamics Corp.                         2,205      179,333
TXU Corp.                                      4,249      177,226
Sears, Roebuck and Co.                         4,510      175,890
Avon Products Inc.                             3,773      173,935
Waste Management Inc.                          7,417      172,964
Deere & Co.                                    3,795      172,483
Equity Office Properties Trust                 6,636      171,342
Household International Inc.                   6,039      170,964

Schedules of Investments                                                      73
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
KeyCorp                                        6,782  $   169,347
Occidental Petroleum Corp.                     5,965      169,287
Hartford Financial Services Group Inc.         3,948      161,868
CVS Corp.                                      6,235      158,057
Boeing Co. (The)                               4,623      157,783
Weyerhaeuser Co.                               3,486      152,582
Air Products & Chemicals Inc.                  3,626      152,328
FPL Group Inc.                                 2,809      151,124
Entergy Corp.                                  3,559      148,054
American Electric Power Co. Inc.               5,129      146,228
CIGNA Corp.                                    2,064      146,028
Burlington Northern Santa Fe Corp.             6,094      145,768
Albertson's Inc.                               6,024      145,540
Progress Energy Inc.                           3,491      142,677
Clear Channel Communications Inc./1/           4,085      141,954
Chubb Corp.                                    2,583      141,626
Comerica Inc.                                  2,853      137,572
Consolidated Edison Inc.                       3,394      136,507
SouthTrust Corp.                               5,522      133,908
Praxair Inc.                                   2,608      133,295
FirstEnergy Corp.                              4,404      131,636
AFLAC Inc.                                     4,254      130,555
Apache Corp.                                   2,194      130,433
Hancock (John) Financial Services Inc.         4,683      130,187
Sprint Corp. (FON Group)                      14,220      129,686
Tribune Co.                                    3,100      129,611
Principal Financial Group Inc./1/              4,892      128,073
Eastman Kodak Co.                              4,638      126,339
Motorola Inc.                                 12,404      126,273
Norfolk Southern Corp.                         6,187      124,916
Golden West Financial Corp.                    2,003      124,547
Newell Rubbermaid Inc.                         4,021      124,128
Unocal Corp.                                   3,921      123,080
PPG Industries Inc.                            2,704      120,869
Kraft Foods Inc.                               3,307      120,573
AmSouth Bancorp                                5,761      119,483
Regions Financial Corp.                        3,635      118,755
Costco Wholesale Corp./1/                      3,566      115,431
Sara Lee Corp.                                 6,251      114,331
Archer-Daniels-Midland Co.                     9,120      114,091
Fortune Brands Inc.                            2,398      113,401
Marathon Oil Corp.                             4,927      111,744
Devon Energy Corp.                             2,305      111,216
Charter One Financial Inc.                     3,668      109,014
Johnson Controls Inc.                          1,415      108,700
Illinois Tool Works Inc.                       1,853      108,085
MetLife Inc.                                   4,723      107,495
DTE Energy Co.                                 2,574      104,762
Equity Residential                             4,362      104,426
May Department Stores Co. (The)                4,575      104,173
St. Paul Companies Inc.                        3,572      102,588
Safeway Inc./1/                                4,579      102,112
Public Service Enterprise Group Inc.           3,294      100,467
Becton, Dickinson & Co.                        3,536      100,422
M&T Bank Corp.                                 1,262       99,458
TRW Inc.                                       1,696       99,301
Burlington Resources Inc.                      2,529       97,012
Ameren Corp.                                   2,318       96,545
Jefferson-Pilot Corp.                          2,399       96,200
Heinz (H.J.) Co.                               2,882       96,172
Anadarko Petroleum Corp.                       2,146       95,583
Federated Department Stores Inc./1/            3,212       94,561
MBIA Inc.                                      2,359       94,242
Mellon Financial Corp.                         3,631       94,152
Marshall & Ilsley Corp.                        3,359       93,683
Loews Corp.                                    2,141       91,827
Lincoln National Corp.                         2,987       91,253
CSX Corp.                                      3,362       88,690
Union Planters Corp.                           3,206       88,037
Lilly (Eli) and Co.                            1,578       87,327
Genuine Parts Co.                              2,799       85,761
Bear Stearns Companies Inc. (The)              1,515       85,446
Franklin Resources Inc.                        2,720       84,592
Cinergy Corp.                                  2,683       84,327
Aetna Inc.                                     2,344       83,939
National Commerce Financial Corp.              3,312       82,966
ITT Industries Inc.                            1,331       82,961
Apple Computer Inc./1/                         5,663       82,113
Masco Corp.                                    4,190       81,914
Dover Corp.                                    3,207       81,394

74                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Southwest Airlines Co.                         6,161  $    80,463
Cincinnati Financial Corp.                     2,213       78,739
Campbell Soup Co.                              3,563       78,671
Countrywide Credit Industries Inc.             1,664       78,458
UNUMProvident Corp.                            3,851       78,368
Rohm & Haas Co. "A"                            2,516       77,996
Cox Communications Inc. "A"/1/                 3,151       77,483
AON Corp.                                      3,778       77,411
El Paso Corp.                                  9,314       77,027
PPL Corp.                                      2,362       76,859
Delphi Automotive Systems Corp.                8,956       76,574
KeySpan Corp.                                  2,259       75,676
Knight Ridder Inc.                             1,337       75,420
General Mills Inc.                             1,696       75,336
Simon Property Group Inc.                      2,093       74,783
North Fork Bancorp Inc.                        1,959       74,129
AT&T Wireless Services Inc./1/                17,872       73,633
Parker Hannifin Corp.                          1,890       72,217
Eaton Corp.                                    1,127       71,835
EMC Corp./1/                                  15,616       71,365
Huntington Bancshares Inc.                     3,919       71,287
First Tennessee National Corp.                 2,035       70,553
Kerr-McGee Corp.                               1,610       69,938
PG&E Corp./1/                                  6,205       69,868
Popular Inc.                                   2,192       69,267
Sun Microsystems Inc./1/                      26,717       69,197
Ambac Financial Group Inc.                     1,259       67,848
Penney (J.C.) Co. Inc.                         4,247       67,612
Archstone-Smith Trust                          2,825       67,461
Plum Creek Timber Co. Inc.                     2,965       67,039
EOG Resources Inc.                             1,862       66,958
Torchmark Corp.                                1,949       66,773
Constellation Energy Group Inc.                2,633       65,272
State Street Corp.                             1,689       65,263
SAFECO Corp.                                   2,050       65,149
Computer Sciences Corp./1/                     2,343       65,112
Textron Inc.                                   1,898       64,722
Prologis Trust                                 2,575       64,143
Zions Bancorp                                  1,473       64,120
Progressive Corp. (The)                        1,263       63,946
Kellogg Co.                                    1,913       63,607
Monsanto Co.                                   4,160       63,606
MeadWestvaco Corp.                             3,210       61,664
Computer Associates International Inc.         6,383       61,277
General Motors Corp. "H"/1/                    6,695       61,259
Office Depot Inc./1/                           4,900       60,466
Compass Bancshares Inc.                        2,048       60,396
Northern Trust Corp.                           1,601       60,390
Limited Brands Inc.                            4,176       59,884
MGIC Investment Corp.                          1,463       59,734
R.J. Reynolds Tobacco Holdings Inc.            1,475       59,472
PACCAR Inc.                                    1,748       59,065
Xcel Energy Inc.                               6,318       58,821
Rockwell Collins                               2,646       58,053
Dean Foods Co./1/                              1,443       57,403
NiSource Inc.                                  3,330       57,376
GreenPoint Financial Corp.                     1,366       57,017
Sempra Energy                                  2,901       57,005
Xerox Corp./1/                                11,512       56,984
Banknorth Group Inc.                           2,357       55,979
Colgate-Palmolive Co.                          1,023       55,191
Clorox Co.                                     1,373       55,167
Old Republic International Corp.               1,915       54,348
Jones Apparel Group Inc./1/                    1,768       54,278
Sovereign Bancorp Inc.                         4,177       53,883
Grainger (W.W.) Inc.                           1,250       53,187
Duke-Weeks Realty Corp.                        2,154       53,031
Micron Technology Inc./1/                      4,265       52,758
ServiceMaster Co.                              4,842       52,536
Vulcan Materials Co.                           1,439       52,034
Edison International/1/                        5,181       51,810
General Growth Properties Inc.                   996       51,294
Hibernia Corp. "A"                             2,566       51,294
Agilent Technologies Inc./1/                   3,905       50,999
CenturyTel Inc.                                2,268       50,871
Public Storage Inc.                            1,592       50,785
Apartment Investment & Management
  Co. "A"                                      1,307       50,777
Engelhard Corp.                                2,078       49,519
Sherwin-Williams Co.                           2,081       49,278
Pepco Holdings Inc.                            2,457       49,017

Schedules of Investments                                                      75
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
VF Corp.                                       1,359  $    48,897
Hilton Hotels Corp.                            4,218       48,001
Hershey Foods Corp.                              772       47,903
Georgia-Pacific Corp.                          3,647       47,739
Sigma-Aldrich Corp.                              967       47,644
Nucor Corp.                                    1,253       47,489
Eastman Chemical Co.                           1,240       47,331
Whirlpool Corp.                                1,030       47,236
Radian Group Inc.                              1,442       47,096
Pitney Bowes Inc.                              1,534       46,772
Republic Services Inc. "A"/1/                  2,471       46,455
Bard (C.R.) Inc.                                 843       46,053
Energy East Corp.                              2,321       45,979
Vornado Realty Trust                           1,159       45,723
Kimco Realty Corp.                             1,469       45,686
Halliburton Co.                                3,493       45,095
Hillenbrand Industries Inc.                      827       44,906
Wisconsin Energy Corp.                         1,847       44,882
Circuit City Stores Inc.                       2,948       44,662
Lennar Corp.                                     799       44,568
Fidelity National Financial Inc.               1,532       44,014
Freddie Mac                                      784       43,826
SCANA Corp.                                    1,679       43,688
Lear Corp./1/                                  1,046       43,566
Centex Corp.                                     982       43,552
Reliant Energy Inc.                            4,311       43,153
Valero Energy Corp.                            1,620       42,881
First Virginia Banks Inc.                      1,149       42,858
Mercantile Bankshares Corp.                    1,120       42,750
Liz Claiborne Inc.                             1,710       42,664
Rockwell International Corp.                   2,618       42,595
Leggett & Platt Inc.                           2,148       42,509
Telephone & Data Systems Inc.                    836       42,176
Marriott International Inc. "A"                1,451       42,064
Tyson Foods Inc. "A"                           3,605       41,926
Pactiv Corp./1/                                2,536       41,717
Kroger Co./1/                                  2,956       41,680
Lucent Technologies Inc./1/                   54,713       41,582
Edwards (A.G.) Inc.                            1,292       41,318
Wrigley (William Jr.) Co.                        834       41,275
Valley National Bancorp                        1,520       40,432
AvalonBay Communities Inc.                       957       40,003
Boston Properties Inc.                         1,070       39,804
Bemis Co.                                        804       39,718
Washington Post Company (The) "B"                 61       39,589
Starwood Hotels & Resorts Worldwide Inc.       1,768       39,426
PMI Group Inc. (The)                           1,445       39,318
Health Care Property Investors Inc.              916       39,022
TECO Energy Inc.                               2,451       38,922
AMB Property Corp.                             1,341       38,755
Associated Bancorp                             1,218       38,647
UST Inc.                                       1,366       38,535
Amerada Hess Corp.                               567       38,488
MGM Grand Inc./1/                              1,028       38,344
Energizer Holdings Inc./1/                     1,260       38,304
Stilwell Financial Inc.                        3,156       38,093
Diebold Inc.                                   1,153       37,957
SPX Corp./1/                                     373       37,636
Golden State Bancorp Inc.                      1,157       37,394
Liberty Property Trust                         1,198       37,138
Pioneer Natural Resources Co./1/               1,531       37,127
Commerce Bancshares Inc.                         947       36,999
American Water Works Inc.                        826       36,889
Ball Corp.                                       724       36,482
AutoNation Inc./1/                             3,152       36,311
XTO Energy Inc.                                1,713       35,305
Equitable Resources Inc.                       1,014       35,034
Host Marriott Corp./1/                         3,765       34,939
Northeast Utilities                            2,064       34,882
Pinnacle West Capital Corp.                    1,253       34,783
Smurfit-Stone Container Corp./1/               2,763       34,703
SUPERVALU Inc.                                 2,142       34,593
Park Place Entertainment Corp./1/              4,350       34,582
Phelps Dodge Corp./1/                          1,335       34,216
UnionBanCal Corp.                                814       34,196
KB HOME                                          694       33,895
Protective Life Corp.                          1,099       33,816
Humana Inc./1/                                 2,710       33,604
NSTAR                                            849       33,578
Pulte Homes Inc.                                 787       33,550
DPL Inc.                                       2,028       33,361

76                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Hospitality Properties Trust                   1,001  $    33,153
Autoliv Inc.                                   1,569       33,075
Donnelley (R.R.) & Sons Co.                    1,406       33,055
Astoria Financial Corp.                        1,350       32,940
Sonoco Products Co.                            1,544       32,903
Rouse Co.                                      1,023       32,685
Sunoco Inc.                                    1,077       32,482
New York Community Bancorp Inc.                1,147       32,311
Thermo Electron Corp./1/                       1,973       31,824
Toys R Us Inc./1/                              3,109       31,650
Scientific-Atlanta Inc.                        2,508       31,375
Dana Corp.                                     2,380       31,130
Fulton Financial Corp.                         1,650       31,020
Belo (A.H.) Corp.                              1,407       30,785
New York Times Co. "A"                           677       30,770
Bank of Hawaii Corp.                           1,092       30,467
Wilmington Trust Corp.                         1,050       30,366
Brunswick Corp.                                1,442       30,340
Health Net Inc./1/                             1,405       30,137
City National Corp.                              640       29,933
Unisys Corp./1/                                4,262       29,834
Ashland Inc.                                   1,112       29,790
McGraw-Hill Companies Inc. (The)                 483       29,569
Bowater Inc.                                     837       29,546
Pentair Inc.                                     787       29,253
FirstMerit Corp.                               1,360       29,131
Goodrich (B.F.) Co.                            1,542       29,113
Temple-Inland Inc.                               747       28,857
Puget Energy Inc.                              1,396       28,492
Valassis Communications Inc./1/                  809       28,372
D.R. Horton Inc.                               1,521       28,321
T. Rowe Price Group Inc.                       1,133       28,280
Pennzoil-Quaker State Co.                      1,284       28,209
Questar Corp.                                  1,226       28,002
New Plan Excel Realty Trust                    1,515       27,937
Cullen/Frost Bankers Inc.                        818       27,935
Alliant Energy Corp.                           1,445       27,816
Smithfield Foods Inc./1/                       1,771       27,805
AmerisourceBergen Corp.                          388       27,711
Anthem Inc./1/                                   426       27,690
Pogo Producing Co.                               802       27,316
Helmerich & Payne Inc.                           797       27,281
United Dominion Realty Trust Inc.              1,714       27,270
Nordstrom Inc.                                 1,509       27,071
Pall Corp.                                     1,709       26,985
Fluor Corp.                                    1,096       26,786
Weingarten Realty Investors                      729       26,681
Yum! Brands Inc./1/                              960       26,602
Bausch & Lomb Inc.                               797       26,436
Alberto-Culver Co. "B"                           538       26,378
Allegheny Energy Inc.                          2,013       26,370
NCR Corp./1/                                   1,326       26,255
Webster Financial Corp.                          781       26,226
Hormel Foods Corp.                             1,193       26,103
ALLETE Inc.                                    1,203       25,985
MDU Resources Group Inc.                       1,132       25,844
RPM Inc.                                       1,830       25,730
BancorpSouth Inc.                              1,297       25,551
Martin Marietta Materials Inc.                   777       25,307
Avery Dennison Corp.                             444       25,299
Fox Entertainment Group Inc. "A"/1/            1,144       25,202
StanCorp Financial Group Inc.                    474       25,075
Hasbro Inc.                                    2,249       25,031
Coors (Adolf) Company "B"                        443       24,941
Wendy's International Inc.                       752       24,899
Qwest Communications International
  Inc./1/                                     10,909       24,873
Hawaiian Electric Industries Inc.                577       24,869
Watson Pharmaceuticals Inc./1/                 1,014       24,853
Meredith Corp.                                   575       24,754
Markel Corp./1/                                  124       24,698
Annaly Mortgage Management Inc.                1,324       24,428
Old National Bancorp                             977       24,288
Healthsouth Corp./1/                           5,840       24,236
Lyondell Chemical Co.                          2,028       24,214
Colonial BancGroup Inc. (The)                  1,920       23,808
Vectren Corp.                                  1,082       23,804
McCormick & Co. Inc.                           1,041       23,735
First American Corp.                           1,141       23,311
Lubrizol Corp.                                   821       23,210
Lee Enterprises Inc.                             706       23,199
BMC Software Inc./1/                           1,738       22,716

Schedules of Investments                                                      77
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Hubbell Inc. "B"                                 781  $    22,704
CNF Transportation Inc.                          723       22,695
Unitrin Inc.                                     739       22,687
Ryder System Inc.                                910       22,686
Washington Federal Inc.                        1,014       22,627
BRE Properties Inc. "A"                          733       22,540
Dillards Inc. "A"                              1,114       22,481
3Com Corp./1/                                  5,696       22,442
National Fuel Gas Co.                          1,126       22,374
Transatlantic Holdings Inc.                      336       22,327
Sky Financial Group Inc.                       1,109       22,080
Mack-Cali Realty Corp.                           683       21,945
Arden Realty Inc.                                924       21,853
Phoenix Companies Inc.                         1,601       21,806
American Power Conversion Corp./1/             2,249       21,500
Triad Hospitals Inc./1/                          565       21,442
Snap-On Inc.                                     929       21,348
CarrAmerica Realty Corp.                         846       21,294
Vertex Pharmaceuticals Inc./1/                 1,145       21,171
TCF Financial Corp.                              499       21,123
HON Industries Inc.                              828       21,073
BorgWarner Inc.                                  424       21,047
OGE Energy Corp.                               1,246       21,020
Manor Care Inc./1/                               932       20,951
Independence Community Bank Corp.                835       20,950
Valspar Corp. (The)                              559       20,851
IMC Global Inc.                                1,726       20,798
Healthcare Realty Trust Inc.                     668       20,775
First Midwest Bancorp Inc.                       772       20,736
International Flavors & Fragrances Inc.          651       20,734
Kinder Morgan Inc.                               580       20,561
iStar Financial Inc.                             733       20,465
Marsh & McLennan Companies Inc.                  491       20,445
Berkley (W.R.) Corp.                             601       20,434
Crescent Real Estate Equities Co.              1,301       20,426
Roslyn Bancorp Inc.                            1,171       20,387
CenterPoint Properties Corp.                     367       20,368
HCC Insurance Holdings Inc.                      847       20,336
Owens-Illinois Inc./1/                         1,796       20,331
Saks Inc./1/                                   1,926       20,281
Goodyear Tire & Rubber Co.                     2,281       20,278
Whitney Holding Corp.                            634       20,231
Advanced Micro Devices Inc./1/                 3,758       20,068
Worthington Industries Inc.                    1,071       20,028
NICOR Inc.                                       708       19,966
Visteon Corp.                                  2,090       19,792
Reebok International Ltd./1/                     789       19,764
Mandalay Resort Group/1/                         589       19,761
Highwoods Properties Inc.                        844       19,750
AGL Resources Inc.                               891       19,682
FNB Corp.                                        697       19,530
Avnet Inc.                                     1,807       19,498
Leucadia National Corp.                          573       19,482
First Industrial Realty Trust Inc.               628       19,462
Cablevision Systems Corp./1/                   2,142       19,407
McKesson Corp.                                   685       19,406
Dole Food Co.                                    668       19,392
Reckson Associates Realty Corp.                  851       19,377
Pittston Brink's Group                           864       19,354
Hudson City Bancorp Inc.                       1,187       19,265
Navistar International Corp.                     886       19,208
Pier 1 Imports Inc.                            1,006       19,184
PepsiAmericas Inc.                             1,350       19,170
Developers Diversified Realty Corp.              870       19,149
Legg Mason Inc.                                  448       19,067
Peoples Energy Corp.                             565       19,035
Camden Property Trust                            574       19,028
Lancaster Colony Corp.                           449       18,912
Great Plains Energy Inc.                         987       18,901
JDS Uniphase Corp./1/                          9,678       18,853
Teleflex Inc.                                    413       18,825
ArvinMeritor Inc.                              1,005       18,793
LSI Logic Corp./1/                             2,942       18,682
United States Steel Corp.                      1,596       18,530
Rayonier Inc.                                    442       18,524
WGL Holdings Inc.                                774       18,506
Philadelphia Suburban Corp.                      909       18,453
Boise Cascade Corp.                              808       18,422
Delta Air Lines Inc.                           1,972       18,320
AmerUs Group Co.                                 645       18,292

78                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
McClatchy Co. (The) "A"                          300  $    18,285
Pan Pacific Retail Properties Inc.               530       18,274
Borders Group Inc./1/                          1,156       18,265
Realty Income Corp.                              531       18,134
Millennium Pharmaceuticals Inc./1/             1,943       18,109
IKON Office Solutions Inc.                     2,291       18,053
Tektronix Inc./1/                              1,097       18,024
Park National Corp.                              192       17,990
Readers Digest Association Inc.
  (The) "A"                                    1,149       17,982
Precision Castparts Corp.                        828       17,951
Cabot Corp.                                      846       17,766
MONY Group Inc. (The)                            719       17,738
WPS Resources Corp.                              500       17,720
York International Corp.                         628       17,710
Mercury General Corp.                            412       17,634
Kennametal Inc.                                  546       17,538
Vishay Intertechnology Inc./1/                 1,980       17,424
Harsco Corp.                                     640       17,402
La-Z-Boy Inc.                                    750       17,400
Piedmont Natural Gas Co.                         490       17,380
OM Group Inc.                                    406       17,377
Citizens Banking Corp.                           715       17,282
ICOS Corp./1/                                    822       17,237
IndyMac Bancorp Inc./1/                          891       17,170
DQE Inc.                                       1,144       17,160
Alleghany Corp./1/                                90       17,055
HRPT Properties Trust                          2,050       16,912
Electronic Data Systems Corp.                  1,205       16,846
Health Care REIT Inc.                            613       16,766
Raymond James Financial Inc.                     619       16,756
American Greetings Corp. "A"                   1,037       16,696
Autodesk Inc.                                  1,311       16,610
Cooper Tire & Rubber Co.                       1,023       16,511
Packaging Corporation of America/1/              941       16,477
Westamerica Bancorp                              408       16,434
Crompton Corp.                                 1,632       16,402
Service Corp. International/1/                 4,685       16,397
Constellation Brands Inc./1/                     709       16,378
Trizec Properties Inc.                         1,435       16,287
Citizens Communications Co./1/                 2,402       16,286
Invitrogen Corp./1/                              474       16,149
Ryland Group Inc.                                434       16,132
ONEOK Inc.                                       853       16,122
CMS Energy Corp.                               2,000       16,120
Clayton Homes Inc.                             1,461       16,042
Crane Co.                                        809       15,986
Ocean Energy Inc.                                797       15,900
Harris Corp.                                     472       15,807
Williams Companies Inc.                        6,992       15,802
Trustmark Corp.                                  693       15,800
Broadcom Corp. "A"/1/                          1,479       15,796
Imation Corp./1/                                 557       15,780
Commercial Federal Corp.                         722       15,718
Toll Brothers Inc./1/                            718       15,609
CBRL Group Inc.                                  681       15,540
Dial Corp. (The)                                 723       15,516
Smucker (J.M.) Co. (The)                         422       15,487
Corn Products International Inc.                 536       15,410
Arrow Electronics Inc./1/                      1,219       15,396
AptarGroup Inc.                                  572       15,370
Erie Indemnity Co. "A"                           365       15,206
Neiman-Marcus Group Inc. "A"/1/                  575       15,094
Newmont Mining Corp.                             547       15,048
Tech Data Corp./1/                               563       14,863
Tellabs Inc./1/                                3,603       14,664
Lafarge North America Inc.                       503       14,572
IDACORP Inc.                                     597       14,525
Storage Technology Corp./1/                    1,379       14,493
Alexander & Baldwin Inc.                         649       14,440
Payless ShoeSource Inc./1/                       266       14,367
Great Lakes Chemical Corp.                       594       14,268
Prentiss Properties Trust                        488       14,123
Atmos Energy Corp.                               656       14,104
Foot Locker Inc./1/                            1,406       14,046
Symbol Technologies Inc.                       1,821       13,967
Solectron Corp./1/                             6,585       13,894
Cytec Industries Inc./1/                         631       13,850
Noble Energy Inc.                                407       13,826
Energen Corp.                                    546       13,819
Nike Inc. "B"                                    320       13,818
Apogent Technologies Inc./1/                     740       13,808

Schedules of Investments                                                      79
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Corning Inc./1/                                8,591  $    13,746
Veritas Software Corp./1/                        932       13,710
Winn-Dixie Stores Inc.                         1,041       13,658
Hudson United Bancorp                            513       13,646
Yellow Corp./1/                                  460       13,574
South Financial Group Inc. (The)                 639       13,477
FMC Technologies Inc./1/                         800       13,408
LaBranche & Co. Inc./1/                          662       13,405
Home Properties of New York Inc.                 412       13,390
Thornbury Mortgage Inc.                          708       13,303
Post Properties Inc.                             510       13,250
Crown Cork & Seal Co. Inc./1/                  2,519       13,225
Cousins Properties Inc.                          573       13,179
New Jersey Resources Corp.                       399       13,127
Big Lots Inc./1/                                 829       13,123
Timken Co. (The)                                 783       13,115
Estee Lauder Companies Inc. "A"                  456       13,105
Stanley Works (The)                              401       13,101
GATX Corp.                                       661       13,088
AGCO Corp./1/                                    562       13,038
Outback Steakhouse Inc./1/                       474       13,026
Cummins Inc.                                     549       12,967
Potlatch Corp.                                   451       12,935
Ohio Casualty Corp./1/                           791       12,877
SL Green Realty Corp.                            418       12,849
Charming Shoppes Inc./1/                       1,903       12,845
Electronics For Imaging Inc./1/                  860       12,831
IDT Corp./1/                                     787       12,828
PacifiCare Health Systems Inc. "A"/1/            553       12,769
Ingram Micro Inc. "A"/1/                         960       12,768
Commerce Group Inc.                              389       12,588
Susquehanna Bancshares Inc.                      579       12,535
Universal Corp.                                  354       12,415
Bob Evans Farms Inc.                             523       12,395
Providian Financial Corp./1/                   2,528       12,387
Harleysville Group Inc.                          469       12,311
USFreightways Corp.                              427       12,246
Manpower Inc.                                    416       12,205
Hercules Inc./1/                               1,324       12,194
Zale Corp./1/                                    404       12,185
CH Energy Group Inc.                             259       12,155
Tom Brown Inc./1/                                530       12,137
Novell Inc./1/                                 5,768       12,113
CBL & Associates Properties Inc.                 312       12,090
Minerals Technologies Inc.                       325       12,048
Mirant Corp./1/                                5,410       11,956
Omnicare Inc.                                    566       11,954
Nationwide Health Properties Inc.                701       11,952
Standard-Pacific Corp.                           511       11,947
Fuller (H.B.) Co.                                449       11,943
Henry Schein Inc./1/                             225       11,869
Kansas City Southern Industries Inc./1/          955       11,842
LNR Property Corp.                               355       11,839
Lamar Advertising Co./1/                         390       11,836
Northwest Natural Gas Co.                        402       11,803
AnnTaylor Stores Corp./1/                        510       11,745
Rowan Companies Inc.                             629       11,725
KEMET Corp./1/                                 1,370       11,713
Protein Design Labs Inc./1/                    1,409       11,695
Regency Centers Corp.                            377       11,687
Claire's Stores Inc.                             535       11,663
Downey Financial Corp.                           340       11,645
Aquila Inc.                                    2,837       11,632
Southwest Gas Corp.                              521       11,592
Agere Systems Inc. "B"/1/                     11,707       11,590
WebMD Corp./1/                                 2,290       11,565
Mueller Industries Inc./1/                       446       11,551
Beazer Homes USA Inc./1/                         189       11,538
First Commonwealth Financial Corp.               929       11,510
Human Genome Sciences Inc./1/                    954       11,505
Charter Municipal Mortgage Acceptance
  Corp.                                          651       11,471
PNM Resources Inc.                               578       11,444
Pride International Inc./1/                      878       11,414
Forest City Enterprises Inc. "A"                 350       11,375
American National Insurance Co.                  164       11,318
Longs Drug Stores Corp.                          489       11,291
SEACOR SMIT Inc./1/                              275       11,272
Werner Enterprises Inc.                          609       11,193
American Financial Holdings Inc.                 368       11,191
Silicon Valley Bancshares/1/                     661       11,191

80                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Extended Stay America Inc./1/                    878  $    11,151
AK Steel Holding Corp./1/                      1,519       11,104
Tidewater Inc.                                   411       11,093
Sensient Technologies Corp.                      524       11,072
Hughes Supply Inc.                               379       11,044
EMCOR Group Inc./1/                              222       11,033
Albemarle Corp.                                  435       11,001
Greater Bay Bancorp                              603       10,969
Murphy Oil Corp.                                 133       10,915
Terex Corp./1/                                   642       10,850
M.D.C. Holdings Inc.                             307       10,837
Genentech Inc./1/                                332       10,833
Community First Bankshares Inc.                  388       10,817
American Financial Group Inc.                    469       10,796
Coventry Health Care Inc./1/                     332       10,790
ENSCO International Inc.                         430       10,767
Louisiana-Pacific Corp./1/                     1,663       10,760
FBR Asset Investment Corp.                       344       10,753
Sanmina-SCI Corp./1/                           3,875       10,734
PolyOne Corp.                                  1,249       10,729
Dow Jones & Co. Inc.                             278       10,678
E*TRADE Group Inc./1/                          2,381       10,595
EarthLink Inc./1/                              1,978       10,563
Carlisle Companies Inc.                          286       10,490
La Quinta Corp.                                2,184       10,483
American Axle & Manufacturing Holdings
  Inc./1/                                        417       10,417
Wallace Computer Services Inc.                   590       10,414
Barnes & Noble Inc./1/                           491       10,390
AMR Corp./1/                                   2,484       10,383
Mattel Inc.                                      576       10,374
Scholastic Corp./1/                              232       10,366
Comverse Technology Inc./1/                    1,481       10,352
Allmerica Financial Corp.                        849       10,188
Anixter International Inc./1/                    494       10,176
Media General Inc. "A"                           200       10,170
Andrew Corp./1/                                1,551       10,159
CIENA Corp./1/                                 3,418       10,151
UMB Financial Corp.                              260       10,150
Interstate Bakeries Corp.                        381       10,123
Waypoint Financial Corp.                         600       10,116
Ralcorp Holdings Inc./1/                         475       10,103
Ventas Inc.                                      755       10,079
Tecumseh Products Co. "A"                        239       10,028
Emmis Communications Corp./1/                    526        9,994
Polo Ralph Lauren Corp./1/                       479        9,954
UICI/1/                                          610        9,919
AES Corp. (The)/1/                             3,946        9,904
First Citizens BancShares Inc. "A"                96        9,896
Chemical Financial Corp.                         342        9,870
Hancock Holding Co.                              210        9,866
Sierra Pacific Resources                       1,617        9,864
Wolverine World Wide Inc.                        657        9,855
Millennium Chemicals Inc.                        997        9,850
St. Mary Land & Exploration Co.                  412        9,847
First Financial Bancorp                          550        9,796
Commercial Net Lease Realty Inc.                 607        9,785
USA Networks Inc./1/                             504        9,768
Calpine Corp./1/                               3,939        9,729
Newfield Exploration Co./1/                      288        9,674
Arkansas Best Corp./1/                           337        9,669
United Stationers Inc./1/                        367        9,652
Gables Residential Trust                         361        9,642
Baker Hughes Inc.                                331        9,609
LandAmerica Financial Group Inc.                 292        9,604
UGI Corp.                                        264        9,596
Liberty Corp.                                    266        9,523
US Oncology Inc./1/                            1,172        9,505
Briggs & Stratton Corp.                          253        9,498
Brandywine Realty Trust                          421        9,494
Cabot Oil & Gas Corp. "A"                        437        9,395
Kellwood Co.                                     411        9,395
Scotts Co. (The) "A"/1/                          225        9,380
CNA Financial Corp./1/                           375        9,375
Pep Boys-Manny, Moe & Jack Inc.                  760        9,310
International Speedway Corp. "A"                 234        9,297
American Standard Companies Inc./1/              146        9,289
Radio One Inc. "D"/1/                            563        9,284
Trinity Industries Inc.                          563        9,267
Iomega Corp./1/                                  857        9,161
Blyth Inc.                                       328        9,151
Peabody Energy Corp.                             358        9,129

Schedules of Investments                                                      81
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
El Paso Electric Co./1/                          767  $     9,112
National-Oilwell Inc./1/                         470        9,109
Nationwide Financial Services Inc.               341        9,105
Kilroy Realty Corp.                              383        9,081
Westar Energy Inc.                               900        9,054
Entravision Communications Corp./1/              683        9,050
FelCor Lodging Trust Inc.                        704        9,032
Compuware Corp./1/                             2,951        9,001
Thomas & Betts Corp./1/                          638        8,989
Sybase Inc./1/                                   772        8,971
Lennox International Inc.                        676        8,943
Genzyme Corp. - General Division/1/              433        8,924
Quintiles Transnational Corp./1/                 938        8,920
Selective Insurance Group Inc.                   409        8,888
Allegheny Technologies Inc.                    1,284        8,885
Provident Financial Group Inc.                   354        8,882
VeriSign Inc./1/                               1,755        8,863
ADC Telecommunications Inc./1/                 7,706        8,862
ICN Pharmaceuticals Inc.                         972        8,806
Intersil Corp. "A"/1/                            677        8,774
People's Bank                                    391        8,770
Airborne Inc.                                    766        8,686
Cleco Corp.                                      643        8,661
Solutia Inc.                                   1,658        8,655
MPS Group Inc./1/                              1,485        8,613
Dun & Bradstreet Corp./1/                        255        8,571
Modine Manufacturing Co.                         448        8,521
AMCORE Financial Inc.                            388        8,520
Callaway Golf Co.                                818        8,507
Banta Corp.                                      239        8,484
American Capital Strategies Ltd.                 449        8,459
Florida East Coast Industries Inc.               358        8,449
CV Therapeutics Inc./1/                          404        8,448
Avista Corp.                                     753        8,434
Integrated Device Technology Inc./1/             805        8,404
Iron Mountain Inc./1/                            336        8,397
Schulman (A.) Inc.                               483        8,370
Capital Automotive                               335        8,368
Coherent Inc./1/                                 458        8,358
OSI Pharmaceuticals Inc./1/                      491        8,332
Gateway Inc./1/                                2,801        8,319
Quanex Corp.                                     238        8,259
Advanced Fibre Communications Inc./1/            622        8,254
Jones Lang LaSalle Inc./1/                       401        8,245
Reliance Steel & Aluminum Co.                    375        8,194
Anthracite Capital Inc.                          724        8,181
Horace Mann Educators Corp.                      551        8,100
Capitol Federal Financial                        365        8,088
Choice Hotels International Inc./1/              350        8,088
Colonial Properties Trust                        223        8,068
Journal Register Co./1/                          428        8,068
Senior Housing Properties Trust                  718        8,056
Rite Aid Corp./1/                              3,834        8,051
USEC Inc.                                      1,284        8,038
Texas Industries Inc.                            331        8,037
First Charter Corp.                              485        8,036
Church & Dwight Co. Inc.                         242        8,022
Abgenix Inc./1/                                1,235        8,015
Ethan Allen Interiors Inc.                       246        7,961
WesBanco Inc.                                    334        7,953
Varco International Inc./1/                      468        7,919
Molex Inc.                                       336        7,903
Philadelphia Consolidated Holding
  Corp./1/                                       266        7,847
Hunt (J.B.) Transport Services Inc./1/           333        7,842
Republic Bancorp Inc.                            603        7,839
United Defense Industries Inc./1/                331        7,812
United States Cellular Corp./1/                  264        7,809
Landry's Restaurants Inc.                        345        7,794
Granite Construction Inc.                        471        7,762
Loews Corporation - Carolina Group               412        7,750
Stewart Enterprises Inc. "A"/1/                1,519        7,747
Florida Rock Industries Inc.                     253        7,732
GTECH Holdings Corp./1/                          310        7,694
Delphi Financial Group Inc. "A"                  206        7,503
Ruddick Corp.                                    492        7,473
Impac Mortgage Holdings Inc.                     669        7,459
PSS World Medical Inc./1/                      1,120        7,448
Smith (A.O.) Corp. "B"                           261        7,418
OfficeMax Inc./1/                              1,814        7,401
Donaldson Co. Inc.                               215        7,381

82                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Kimball International Inc. "B"                   532    $   7,352
Provident Bankshares Corp.                       337        7,272
AVX Corp.                                        839        7,266
Southwest Bancorp of Texas Inc./1/               199        7,246
Genesis Health Ventures Inc./1/                  440        7,234
Southern Union Co./1/                            640        7,232
Gartner Inc. "A"/1/                              892        7,225
Western Gas Resources Inc.                       231        7,219
BOK Financial Corp./1/                           222        7,215
Seacoast Financial Services Corp.                359        7,205
Blockbuster Inc.                                 290        7,192
Maxtor Corp./1/                                2,754        7,188
Flowers Foods Inc./1/                            316        7,183
Curtiss Wright Corp.                             120        7,175
Cree Inc./1/                                     572        7,150
Ceridian Corp./1/                                501        7,139
Aztar Corp./1/                                   540        7,133
Jack in the Box Inc./1/                          312        7,114
G&K Services Inc. "A"                            210        7,108
Avaya Inc./1/                                  4,969        7,106
Toro Co.                                         126        7,087
Wesco Financial Corp.                             23        7,073
Edwards Lifesciences Corp./1/                    276        7,063
Heritage Property Investment Trust Inc.          282        7,039
Casey's General Store Inc.                       609        7,034
Vintage Petroleum Inc.                           651        7,031
Superior Industries International Inc.           148        6,968
Federal Signal Corp.                             378        6,963
FirstFed Financial Corp./1/                      270        6,952
Reinsurance Group of America Inc.                269        6,951
Allied Capital Corp.                             317        6,939
UniSource Energy Corp.                           455        6,939
Idex Corp.                                       242        6,909
Dycom Industries Inc./1/                         752        6,888
Laclede Group Inc. (The)                         295        6,873
Alaska Air Group Inc./1/                         388        6,868
Texas Regional Bancshares Inc. "A"               205        6,865
Jacobs Engineering Group Inc./1/                 222        6,855
Wellman Inc.                                     501        6,839
Black Hills Corp.                                261        6,836
Commercial Metals Co.                            380        6,810
Applied Micro Circuits Corp./1/                2,365        6,764
Roadway Corp.                                    184        6,749
UIL Holdings Corp.                               190        6,736
Moog Inc. "A"/1/                                 238        6,726
Interactive Data Corp./1/                        549        6,725
Cornerstone Realty Income Trust Inc.             754        6,711
FMC Corp./1/                                     259        6,687
Swift Transportation Co. Inc./1/                 426        6,646
Unizan Financial Corp.                           345        6,616
Boyd Gaming Corp./1/                             354        6,609
Massey Energy Co.                              1,021        6,585
Sinclair Broadcast Group Inc. "A"/1/             480        6,576
JDN Realty Corp.                                 544        6,572
Hearst-Argyle Television Inc./1/                 264        6,558
Kindred Healthcare Inc./1/                       177        6,554
Spherion Corp./1/                                929        6,549
Overseas Shipholding Group Inc.                  428        6,540
Gaylord Entertainment Co. "A"/1/                 345        6,527
Tower Automotive Inc./1/                         974        6,526
Ionics Inc./1/                                   274        6,524
Connecticut Bankshares Inc.                      175        6,480
Renal Care Group Inc./1/                         195        6,414
Tredegar Corp.                                   382        6,398
MAF Bancorp Inc.                                 207        6,396
Taubman Centers Inc.                             449        6,389
Summit Properties Inc.                           329        6,383
Nu Skin Enterprises Inc. "A"                     523        6,381
Hutchinson Technology Inc./1/                    394        6,363
Kaydon Corp.                                     317        6,353
Viasys Healthcare Inc./1/                        408        6,283
Credence Systems Corp./1/                        721        6,244
Broadwing Inc./1/                              3,144        6,225
Wabtec Corp.                                     442        6,223
Regal-Beloit Corp.                               363        6,211
PMA Capital Corp. "A"                            414        6,210
Western Digital Corp./1/                       1,318        6,195
Cell Genesys Inc./1/                             514        6,194
Dress Barn Inc./1/                               398        6,193
Ferro Corp.                                      268        6,191
Performance Food Group Co./1/                    182        6,181

Schedules of Investments                                                      83
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Dollar Thrifty Automotive Group Inc./1/          385    $   6,179
IRT Property Co.                                 525        6,169
Corrections Corp. of America/1/                  439        6,168
Diamond Offshore Drilling Inc.                   309        6,165
Triumph Group Inc./1/                            220        6,160
Harland (John H.) Co.                            226        6,136
Corus Bankshares Inc.                            140        6,133
MB Financial Inc.                                183        6,130
South Jersey Industries Inc.                     187        6,107
SanDisk Corp./1/                                 465        6,096
Forest Oil Corp./1/                              238        6,069
EastGroup Properties Inc.                        245        6,064
W Holding Co. Inc.                               372        6,064
ProAssurance Corp./1/                            358        6,050
Teradyne Inc./1/                                 627        6,019
Community Health Systems Inc./1/                 226        6,018
Thoratec Labs Corp./1/                           767        6,013
ESCO Technologies Inc./1/                        186        6,008
Tetra Tech Inc./1/                               751        6,000
Regis Corp.                                      212        5,997
Harbor Florida Bancshares Inc.                   293        5,992
Sunrise Assisted Living Inc./1/                  279        5,985
American States Water Co.                        228        5,978
Lexington Corp. Properties Trust                 371        5,973
Arbitron Inc./1/                                 174        5,933
Sovran Self Storage Inc.                         195        5,932
M/I Schottenstein Homes Inc.                     188        5,922
ShopKo Stores Inc./1/                            452        5,903
Entertainment Properties Trust                   267        5,901
Tupperware Corp.                                 355        5,900
Empire District Electric Co. (The)               348        5,881
BankAtlantic Bancorp Inc. "A"                    652        5,855
Jo-Ann Stores Inc./1/                            208        5,832
Pulitzer Inc.                                    140        5,831
Argonaut Group Inc.                              338        5,830
Checkpoint Systems Inc./1/                       472        5,829
Prime Hospitality Corp./1/                       710        5,822
Stone Energy Corp./1/                            179        5,817
Furniture Brands International Inc./1/           253        5,806
PerkinElmer Inc.                               1,060        5,777
Alabama National Bancorp                         127        5,751
Weis Markets Inc.                                171        5,725
Hudson River Bancorp Inc.                        237        5,724
Donnelley (R.H.) Corp./1/                        220        5,720
Nortek Inc./1/                                   132        5,712
PS Business Parks Inc.                           167        5,678
Arch Coal Inc.                                   343        5,677
GrafTech International Ltd./1/                   783        5,677
Russell Corp.                                    378        5,666
Joy Global Inc./1/                               682        5,661
Commonwealth Bancorp Inc.                        123        5,658
Northwest Airlines Corp. "A"/1/                  847        5,658
Hanover Compressor Co./1/                        676        5,611
Student Loan Corp.                                62        5,610
Bedford Property Investors Inc.                  226        5,596
Stewart Information Services Corp./1/            262        5,594
Acuity Brands Inc.                               456        5,591
California Water Service Group                   219        5,591
Oshkosh Truck Corp.                               99        5,584
Hispanic Broadcasting Corp./1/                   299        5,576
Arch Chemicals Inc.                              314        5,564
First Merchants Corp.                            225        5,557
United Rentals Inc./1/                           658        5,554
Longview Fibre Co.                               800        5,552
Bay View Capital Corp./1/                        978        5,545
CheckFree Corp./1/                               487        5,542
Meristar Hospitality Corp.                       643        5,523
Offshore Logistics Inc./1/                       307        5,514
CommScope Inc./1/                                813        5,512
Doral Financial Corp.                            228        5,504
Insight Communications Co. Inc./1/               592        5,464
Mid-America Apartment Communities Inc.           219        5,455
Continental Airlines Inc. "B"/1/               1,011        5,449
Esterline Technologies Corp./1/                  325        5,408
National Health Investors Inc.                   354        5,398
First Financial Corp.                            111        5,378
Hain Celestial Group Inc./1/                     367        5,377
Net.B@nk Inc./1/                                 516        5,372
JLG Industries Inc.                              664        5,345
NCI Building Systems Inc./1/                     283        5,320

84                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Mid-State Bancshares                             324    $   5,314
NUI Corp.                                        246        5,314
Bandag Inc.                                      174        5,307
BankUnited Financial Corp. "A"/1/                332        5,295
First Financial Holdings Inc.                    195        5,279
Actuant Corp. "A"/1/                             143        5,277
Hollywood Entertainment Corp./1/                 363        5,271
C&D Technologies Inc.                            359        5,263
Bowne & Co. Inc.                                 525        5,250
Veritas DGC Inc./1/                              483        5,221
Trust Co. of New Jersey (The)                    205        5,217
Community Bank System Inc.                       176        5,215
Thomas Industries Inc.                           210        5,208
Lone Star Steakhouse & Saloon Inc.               248        5,206
RLI Corp.                                         97        5,204
Steelcase Inc.                                   496        5,193
Cambrex Corp.                                    141        5,189
Stride Rite Corp.                                656        5,189
21st Century Insurance Group                     503        5,186
Wausau-Mosinee Paper Corp.                       563        5,185
National Semiconductor Corp./1/                  433        5,170
Catellus Development Corp./1/                    278        5,129
Walter Industries Inc.                           417        5,121
Greif Brothers Corp. "A"                         207        5,071
Harrah's Entertainment Inc./1/                   105        5,062
RFS Hotel Investors Inc.                         460        5,055
Applied Industrial Technologies Inc.             298        5,051
Acxiom Corp./1/                                  356        5,048
First Federal Capital Corp.                      259        5,032
CIBER Inc./1/                                    863        5,014
Datascope Corp.                                  185        5,006
RAIT Investment Trust                            243        5,006
Burlington Coat Factory Warehouse Corp.          278        5,004
Dynegy Inc. "A"                                4,310        5,000
Technitrol Inc.                                  334        4,993
Medicis Pharmaceutical Corp. "A"/1/              121        4,945
Unifi Inc./1/                                    787        4,934
Brown Shoe Co. Inc.                              275        4,922
ADTRAN Inc./1/                                   315        4,914
PFF Bancorp Inc.                                 177        4,906
Sequa Corp. "A"/1/                                94        4,897
East West Bancorp Inc.                           145        4,895
Methode Electronics Inc. "A"                     533        4,893
ChemFirst Inc.                                   170        4,889
Incyte Genomics Inc./1/                        1,053        4,886
GenCorp. Inc.                                    486        4,884
Viad Corp.                                       239        4,883
Cox Radio Inc. "A"/1/                            186        4,866
First Sentinel Bancorp Inc.                      359        4,857
Delta & Pine Land Co.                            259        4,854
Mylan Laboratories Inc.                          148        4,846
Imagistics International Inc./1/                 279        4,841
Presidential Life Corp.                          336        4,838
AMLI Residential Properties Trust                219        4,836
Six Flags Inc./1/                              1,373        4,833
Integra Bank Corp.                               268        4,829
Crown Castle International Corp./1/            2,221        4,820
CDI Corp./1/                                     184        4,812
Glenborough Realty Trust Inc.                    237        4,811
SPS Technologies Inc./1/                         193        4,811
Belden Inc.                                      358        4,804
Men's Wearhouse Inc. (The)/1/                    326        4,792
Koger Equity Inc.                                283        4,780
Coca-Cola Enterprises Inc.                       225        4,779
Community Trust Bancorp Inc.                     177        4,761
Central Parking Corp.                            236        4,753
Quantum DLT & Storage Group/1/                 2,134        4,716
F&M Bancorp                                      149        4,708
Apex Mortgage Capital Inc.                       418        4,677
Chemed Corp.                                     152        4,677
Triarc Companies Inc./1/                         206        4,674
Redwood Trust Inc.                               170        4,646
Georgia Gulf Corp.                               201        4,597
Korn/Ferry International/1/                      586        4,594
Cumulus Media Inc. "A"/1/                        258        4,554
Silgan Holdings Inc./1/                          160        4,550
Harte-Hanks Inc.                                 244        4,541
Trammell Crow Co./1/                             459        4,526
Boca Resorts Inc. "A"/1/                         443        4,519
Phillips-Van Heusen Corp.                        358        4,511
Westport Resources Corp./1/                      245        4,484

Schedules of Investments                                                      85
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Gemstar-TV Guide International Inc./1/         1,769    $   4,458
WMS Industries Inc./1/                           316        4,456
First Financial Bankshares Inc.                  122        4,446
Knight Trading Group Inc./1/                   1,183        4,436
Alpharma Inc. "A"                                462        4,435
Shurgard Storage Centers Inc. "A"                140        4,427
Premcor Inc./1/                                  282        4,425
Corixa Corp./1/                                  698        4,418
Saxon Capital Inc./1/                            399        4,417
Palm Inc./1/                                   5,949        4,402
Sycamore Networks Inc./1/                      1,870        4,394
Fremont General Corp.                            896        4,390
United Community Financial Corp.                 495        4,381
Stewart & Stevenson Services Inc.                447        4,377
International Multifoods Corp./1/                223        4,371
Fidelity Bankshares Inc.                         244        4,368
Universal Health Realty Income Trust             168        4,360
Robert Mondavi Corp. (The) "A"/1/                143        4,356
Inhale Therapeutic Systems Inc./1/               866        4,354
Gold Bancorp Inc.                                448        4,346
InFocus Corp./1/                                 570        4,343
Anworth Mortgage Asset Corp.                     356        4,340
Brooks-PRI Automation Inc./1/                    379        4,340
Sterling Bancshares Inc.                         331        4,326
Kaman Corp. "A"                                  352        4,312
Applera Corp. - Celera Genomics Group/1/         542        4,309
U.S. Restaurant Properties Inc.                  302        4,303
Omega Financial Corp.                            127        4,286
Odyssey Re Holdings Corp.                        258        4,285
Bally Total Fitness Holding Corp./1/             432        4,281
Metro-Goldwyn-Mayer Inc./1/                      358        4,278
Simmons First National Corp. "A"                 115        4,276
Shaw Group Inc. (The)/1/                         300        4,260
Tractor Supply Co./1/                            134        4,259
Cable Design Technologies Corp./1/               694        4,247
EGL Inc./1/                                      385        4,239
NetIQ Corp./1/                                   292        4,234
MFA Mortgage Investments Inc.                    521        4,220
Kramont Realty Trust                             284        4,203
NorthWestern Corp.                               429        4,187
Benchmark Electronics Inc./1/                    197        4,147
Universal Compression Holdings Inc./1/           256        4,147
Griffon Corp./1/                                 386        4,111
MacDermid Inc.                                   206        4,110
Amylin Pharmaceuticals Inc./1/                   247        4,105
Lattice Semiconductor Corp./1/                   657        4,087
Stillwater Mining Co./1/                         681        4,086
Pegasus Solutions Inc./1/                        386        4,072
TMP Worldwide Inc./1/                            452        4,068
Parkway Properties Inc.                          120        4,061
NBT Bancorp Inc.                                 235        4,058
Equity Inns Inc.                                 652        4,042
Nautica Enterprises Inc./1/                      388        4,035
Intertrust Technologies Corp./1/               1,262        4,026
Adaptec Inc./1/                                  912        4,022
Pathmark Stores Inc./1/                          439        4,017
Alderwoods Group Inc./1/                         615        3,997
American Management Systems Inc./1/              314        3,997
Manitowoc Co. Inc. (The)                         146        3,993
Penn Virginia Corp.                              123        3,985
Marcus Corp.                                     304        3,982
CONMED Corp./1/                                  197        3,970
Jakks Pacific Inc./1/                            356        3,958
SkyWest Inc.                                     302        3,956
Flagstar Bancorp Inc.                            191        3,954
Universal Forest Products Inc.                   210        3,952
DIMON Inc.                                       633        3,950
Ascential Software Corp./1/                    2,123        3,945
Local Financial Corp./1/                         285        3,936
Raytech Corp./1/                                 645        3,928
Carpenter Technology Corp.                       302        3,926
Interland Inc./1/                              1,906        3,907
Farmer Brothers Co.                               12        3,900
Hanger Orthopedic Group Inc./1/                  245        3,895
Heartland Express Inc./1/                        207        3,879
Caraustar Industries Inc.                        413        3,862
NACCO Industries Inc.                             97        3,861
Gardner Denver Inc./1/                           245        3,849
United Therapeutics Inc./1/                      234        3,849

86                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Station Casinos Inc./1/                          226  $     3,844
Kmart Corp./1/                                 7,801        3,822
Nordson Corp.                                    161        3,822
Scripps (E.W.) Co.                                55        3,811
Irwin Financial Corp.                            224        3,808
PanAmSat Corp./1/                                219        3,800
Peoples Holding Co.                               93        3,790
Sandy Spring Bancorp Inc.                        123        3,788
Russ Berrie & Co. Inc.                           126        3,781
Sybron Dental Specialties Inc./1/                270        3,777
United Fire & Casualty Co.                       111        3,772
Analogic Corp.                                    90        3,770
Watsco Inc.                                      263        3,761
Investors Real Estate Trust                      355        3,759
Charter Communications Inc./1/                 2,016        3,750
Central Garden & Pet Co./1/                      219        3,747
Sun Communities Inc.                             102        3,743
Capital City Bank Group Inc.                     113        3,736
Brinker International Inc./1/                    144        3,730
CT Communications Inc.                           257        3,726
Heidrick & Struggles International
  Inc./1/                                        245        3,722
Swift Energy Co./1/                              357        3,713
Independent Bank Corp. (Michigan)                112        3,707
Magna Entertainment Corp. "A"/1/                 681        3,703
Woodward Governor Co.                             78        3,697
Fleetwood Enterprises Inc.                       548        3,694
Range Resources Corp./1/                         788        3,688
Playtex Products Inc./1/                         433        3,685
Cleveland-Cliffs Inc.                            153        3,680
URS Corp./1/                                     222        3,679
Equifax Inc.                                     169        3,674
Stage Stores Inc./1/                             169        3,666
Denbury Resources Inc./1/                        360        3,661
Medarex Inc./1/                                1,092        3,658
United Auto Group Inc./1/                        261        3,657
West Coast Bancorp                               241        3,649
Owens & Minor Inc.                               255        3,644
Keystone Property Trust                          217        3,611
Novellus Systems Inc./1/                         172        3,579
Fisher Communications Inc.                        76        3,572
Applera Corp. - Applied Biosystems Group         195        3,568
Medford Bancorp Inc.                             102        3,565
Teledyne Technologies Inc./1/                    196        3,559
Watts Industries Inc. "A"                        217        3,559
Meritage Corp./1/                                100        3,545
Novastar Financial Inc.                          162        3,540
Daisytek International Corp./1/                  272        3,536
Chesapeake Corp.                                 236        3,526
Myers Industries Inc.                            281        3,524
Handleman Co./1/                                 385        3,523
RTI International Metals Inc./1/                 335        3,517
Advanta Corp. "B"                                339        3,502
IBERIABANK Corp.                                  93        3,500
Corporate Office Properties Trust                258        3,496
Great Lakes REIT Inc.                            200        3,494
DuPont Photomasks Inc./1/                        152        3,463
Skyworks Solutions Inc./1/                       759        3,438
3TEC Energy Corp./1/                             240        3,432
Coachmen Industries Inc.                         228        3,422
Arrow International Inc.                         106        3,410
Bank Mutual Corp.                                168        3,400
Stoneridge Inc./1/                               200        3,400
AMC Entertainment Inc./1/                        457        3,382
Standard Microsystems Corp./1/                   221        3,377
PTEK Holdings Inc./1/                            723        3,369
Pioneer-Standard Electronics Inc.                465        3,367
Sola International Inc./1/                       335        3,367
National Western Life Insurance
  Company "A"/1/                                  33        3,366
Innkeepers USA Trust                             421        3,364
Input/Output Inc./1/                             699        3,348
Troy Financial Corp.                             128        3,342
Bank of Granite Corp.                            185        3,330
Urstadt Biddle Properties Inc. "A"               281        3,330
Churchill Downs Inc.                              91        3,321
MCG Capital Corp.                                252        3,321
Century Business Services Inc./1/              1,252        3,318
Second Bancorp Inc.                              124        3,315
NCO Group Inc./1/                                291        3,314
Proxim Corp. "A"/1/                            1,892        3,311

Schedules of Investments                                                      87
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Parametric Technology Corp./1/                 1,837  $     3,307
SOURCECORP Inc./1/                               162        3,306
Robbins & Myers Inc.                             177        3,301
Arris Group Inc./1/                              890        3,293
Banner Corp.                                     163        3,293
XM Satellite Radio Holdings Inc. "A"/1/          844        3,292
Alliance Data Systems Corp./1/                   217        3,288
Centex Construction Products Inc.                 92        3,284
First Indiana Corp.                              178        3,263
Exelixis Inc./1/                                 655        3,242
Gene Logic Inc./1/                               417        3,240
First Essex Bancorp Inc.                          98        3,239
Alfa Corp.                                       264        3,234
Saul Centers Inc.                                139        3,228
Alexion Pharmaceuticals Inc./1/                  278        3,222
CIMA Labs Inc./1/                                128        3,219
UniFirst Corp.                                   135        3,218
LaSalle Hotel Properties                         257        3,212
FBL Financial Group Inc. "A"                     174        3,210
Sterling Financial Corp. (Washington)/1/         177        3,209
Old Second Bancorp Inc.                           84        3,207
Unova Inc./1/                                    648        3,188
Standex International Corp.                      157        3,184
RailAmerica Inc./1/                              439        3,183
First Republic Bank/1/                           146        3,175
1st Source Corp.                                 225        3,170
Nabi Biopharmaceuticals/1/                       584        3,167
ExpressJet Holdings Inc./1/                      344        3,165
Circuit City Stores Inc. - CarMax
  Group/1/                                       197        3,162
Firstfed America Bancorp Inc.                    131        3,156
Park Electrochemical Corp.                       188        3,140
Pharmacopeia Inc./1/                             354        3,136
Southern Peru Copper Corp.                       228        3,126
Port Financial Corp.                              78        3,121
Jabil Circuit Inc./1/                            210        3,104
Central Vermont Public Service Corp.             176        3,103
Farmers Capital Bank Corp.                        93        3,103
Steel Dynamics Inc./1/                           237        3,102
CNA Surety Corp.                                 234        3,089
CFS Bancorp Inc.                                 219        3,088
Pope & Talbot Inc.                               240        3,084
Entercom Communications Corp./1/                  65        3,079
MTS Systems Corp.                                321        3,040
Zenith National Insurance Corp.                  115        3,038
MGE Energy Inc.                                  118        3,028
Capstead Mortgage Corp.                          146        3,018
Riggs National Corp.                             211        3,015
Calgon Carbon Corp.                              521        3,011
Cypress Semiconductor Corp./1/                   458        3,004
CCBT Financial Companies Inc.                    114        2,983
O'Reilly Automotive Inc./1/                      104        2,976
ProQuest Co./1/                                   98        2,974
Newport Corp./1/                                 263        2,967
4Kids Entertainment Inc./1/                      125        2,966
Affiliated Managers Group Inc./1/                 66        2,944
Black & Decker Corp.                              70        2,935
Consolidated Graphics Inc./1/                    167        2,931
Emulex Corp./1/                                  260        2,928
Juniper Networks Inc./1/                         606        2,909
Aviall Inc./1/                                   285        2,904
State Auto Financial Corp.                       191        2,892
Black Box Corp./1/                                87        2,888
Standard Commercial Corp.                        171        2,863
Parker Drilling Co./1/                         1,299        2,858
BancFirst Corp.                                   58        2,855
Lithia Motors Inc. "A"/1/                        167        2,841
OMNOVA Solutions Inc./1/                         618        2,837
Tesoro Petroleum Corp./1/                      1,013        2,836
Octel Corp.                                      150        2,833
Gentiva Health Services Inc.                     342        2,828
Gibraltar Steel Corp.                            127        2,827
Union Bankshares Corp.                           113        2,817
Valmont Industries Inc.                          120        2,802
Dura Automotive Systems Inc./1/                  228        2,793
Cash America International Inc.                  340        2,785
Kelly Services Inc. "A"                          128        2,774
Anaren Microwave Inc./1/                         337        2,770
Genlyte Group Inc. (The)/1/                       78        2,765

88                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Seacoast Banking Corp. of Florida                144  $     2,762
Steak n Shake Company (The)/1/                   251        2,761
Interface Inc. "A"                               697        2,760
Quaker City Bancorp Inc./1/                       83        2,753
Flushing Financial Corp.                         165        2,752
Skyline Corp.                                    101        2,746
Maxygen Inc./1/                                  442        2,745
Angelica Corp.                                   127        2,729
TBC Corp./1/                                     263        2,727
CKE Restaurant Inc./1/                           681        2,724
Graphic Packaging International Corp./1/         341        2,721
Triad Guaranty Inc./1/                            78        2,716
St. Francis Capital Corp.                        118        2,715
Ameron International Corp.                        55        2,705
Buckeye Technologies Inc./1/                     368        2,705
German American Bancorp                          159        2,703
Kadant Inc./1/                                   200        2,700
American Physicians Capital Inc./1/              160        2,698
Enterasys Networks Inc./1/                     2,074        2,696
First Bancorp North Carolina                     109        2,693
Genesee & Wyoming Inc. "A"/1/                    121        2,692
Valhi Inc.                                       274        2,691
Bio-Technology General Corp./1/                  904        2,676
Boykin Lodging Co.                               278        2,674
Pinnacle Entertainment Inc./1/                   366        2,672
Hawthorne Financial Corp./1/                     101        2,666
Lightbridge Inc./1/                              394        2,660
Ultratech Stepper Inc./1/                        328        2,654
Ariba Inc./1/                                  1,942        2,622
Rock-Tenn Co. "A"                                170        2,621
Finish Line Inc. (The)/1/                        290        2,616
Nuevo Energy Co./1/                              239        2,605
DoubleClick Inc./1/                              505        2,596
Oceaneering International Inc./1/                102        2,596
First Place Financial Corp.                      185        2,586
JetBlue Airways Corp./1/                          64        2,581
Regal Entertainment Group "A"/1/                 145        2,581
Clark/Bardes Inc./1/                             145        2,580
Camden National Corp.                             99        2,574
Oil States International Inc./1/                 256        2,560
Great Atlantic & Pacific Tea Co./1/              305        2,556
Kirby Corp./1/                                   113        2,556
Insurance Auto Auctions Inc./1/                  169        2,554
Polycom Inc./1/                                  376        2,553
Cirrus Logic Inc./1/                           1,000        2,550
SWS Group Inc.                                   207        2,536
ManTech International Corp. "A"/1/               108        2,534
Lin TV Corp. "A"/1/                              102        2,524
Stepan Co.                                        94        2,524
Astec Industries Inc./1/                         232        2,501
Tanox Inc./1/                                    238        2,499
City Holding Co.                                  97        2,497
Allied Waste Industries Inc./1/                  339        2,492
BSB Bancorp Inc.                                 125        2,489
CSS Industries Inc./1/                            69        2,488
Allegiant Bancorp Inc.                           153        2,486
Holly Corp.                                      146        2,479
Allen Telecom Inc./1/                            464        2,478
Barnes Group Inc.                                123        2,471
CUNO Inc./1/                                      80        2,468
U.S. Industries Inc./1/                        1,049        2,465
Citizens First Bancorp Inc.                      137        2,462
Praecis Pharmaceuticals Inc./1/                  823        2,461
Footstar Inc./1/                                 315        2,457
Insignia Financial Group Inc./1/                 313        2,457
Talk America Holdings Inc./1/                  1,058        2,455
Blair Corp.                                      120        2,454
Silicon Graphics Inc./1/                       2,987        2,449
PennFed Financial Services Inc.                   89        2,447
Correctional Properties Trust                    106        2,438
Tenneco Automotive Inc./1/                       575        2,421
SJW Corp.                                         31        2,418
AmeriCredit Corp./1/                             299        2,413
Terayon Communication Systems Inc./1/          1,037        2,406
Conexant Systems Inc./1/                       2,163        2,401
Pericom Semiconductor Corp./1/                   278        2,396
HEICO Corp.                                      211        2,389
Avigen Inc./1/                                   301        2,387
Pediatrix Medical Group Inc./1/                   77        2,386
USG Corp./1/                                     595        2,380

Schedules of Investments                                                      89
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Ramco-Gershenson Properties Trust                121  $     2,379
United Online Inc./1/                            247        2,369
FNB Corp.                                         77        2,365
American Tower Corp./1/                        1,485        2,361
Sterling Bancorp                                  89        2,361
Centennial Bancorp                               271        2,352
Oregon Steel Mills Inc./1/                       384        2,350
Maxwell Shoe Co. Inc. "A"/1/                     207        2,349
Comstock Resources Inc./1/                       339        2,339
Jeffries Group Inc.                               61        2,328
Bassett Furniture Industries Inc.                169        2,327
Dionex Corp./1/                                   91        2,326
NeoPharm Inc./1/                                 165        2,326
Sonic Automotive Inc./1/                         131        2,319
Zebra Technologies Corp. "A"/1/                   44        2,318
Cell Therapeutics Inc./1/                        525        2,310
Ryerson Tull Inc.                                359        2,308
Energy Partners Ltd./1/                          282        2,295
Deltic Timber Corp.                              104        2,286
ImClone Systems Inc./1/                          293        2,285
GBC Bancorp                                      117        2,272
ValueClick Inc./1/                             1,042        2,272
Movado Group Inc.                                139        2,259
Baldwin & Lyons Inc. "B"                         103        2,252
SEMCO Energy Inc.                                289        2,248
RehabCare Group Inc./1/                           97        2,244
Pilgrim's Pride Corp. "B"                        241        2,241
Littelfuse Inc./1/                               133        2,237
Neuberger Berman Inc.                             83        2,237
Building Materials Holdings Corp./1/             191        2,235
Waste Connections Inc./1/                         64        2,227
Ticketmaster "B"/1/                              146        2,226
Stamps.com Inc./1/                               525        2,221
DSP Group Inc./1/                                138        2,216
Columbia Banking System Inc./1/                  200        2,214
Lufkin Industries Inc.                            90        2,214
Champion Enterprises Inc./1/                     747        2,196
Navigant International Inc./1/                   209        2,194
Oxford Industries Inc.                           100        2,190
Berkshire Hills Bancorp Inc.                      93        2,185
Lexicon Genetics Inc./1/                         544        2,181
Infonet Services Corp. "B"/1/                    970        2,173
NBC Capital Corp.                                 86        2,159
Golden Telecom Inc./1/                           179        2,157
Encore Acquisition Co./1/                        130        2,138
Hollinger International Inc.                     235        2,136
Atmel Corp./1/                                 2,012        2,133
GlobeSpanVirata Inc./1/                          901        2,126
PAREXEL International Corp./1/                   250        2,125
Mobile Mini Inc./1/                              164        2,124
K2 Inc./1/                                       267        2,109
Compucom Systems Inc./1/                         362        2,085
Keystone Automotive Industries Inc./1/           126        2,079
Sterling Financial Corp. (Pennsylvania)           89        2,076
Spartech Corp.                                    98        2,074
Cole National Corp./1/                           165        2,071
NDCHealth Corp.                                  133        2,068
Sealed Air Corp./1/                              122        2,061
Osmonics Inc./1/                                 172        2,047
Westcorp Inc.                                    102        2,040
Wabash National Corp.                            376        2,034
Advanced Digital Information Corp./1/            423        2,030
Safeguard Scientifics Inc./1/                  1,826        2,027
Electro Rent Corp./1/                            209        2,023
ITLA Capital Corp./1/                             67        2,023
CSK Auto Corp./1/                                162        2,022
Tetra Technologies Inc./1/                       100        2,015
Lawson Products Inc.                              69        2,011
Cooper Cameron Corp./1/                           48        2,004
Hancock Fabrics Inc.                             124        2,003
Monaco Coach Corp./1/                            100        2,003
National Presto Industries Inc.                   69        1,993
Steris Corp./1/                                   80        1,993
Midland Co. (The)                                118        1,986
International Rectifier Corp./1/                 127        1,984
CIRCOR International Inc.                        148        1,983
Arctic Cat Inc.                                  142        1,982
Citrix Systems Inc./1/                           328        1,978
Instinet Group Inc.                              638        1,978
Penn Engineering & Manufacturing Corp.           176        1,971

90                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Buckle Inc. (The)/1/                              98  $     1,970
Immunogen Inc./1/                                607        1,967
Associated Estates Realty Corp.                  242        1,960
Brush Engineered Materials Inc./1/               251        1,958
Agile Software Corp./1/                          305        1,955
Friedman's Inc.                                  251        1,953
West Marine Inc./1/                              153        1,945
Covenant Transport Inc. "A"/1/                   111        1,942
Universal American Financial Corp./1/            396        1,941
Prime Medical Service Inc./1/                    210        1,940
REMEC Inc./1/                                    569        1,940
Cascade Corp./1/                                 138        1,939
ADVO Inc./1/                                      61        1,937
Coastal Bancorp Inc.                              70        1,935
American Italian Pasta Co. "A"/1/                 54        1,927
MainSource Financial Group Inc.                   81        1,927
Avatar Holdings/1/                                80        1,925
Superior Financial Corp.                         102        1,918
VIB Corp./1/                                     128        1,916
Gray Television Inc. "A"                         142        1,910
Glacier Bancorp Inc.                              83        1,891
Southwest Bancorp Inc.                            75        1,886
UAL Corp./1/                                     879        1,881
Resource America Inc. "A"                        235        1,880
J&J Snack Foods Corp./1/                          51        1,879
World Fuel Services Corp.                         97        1,872
Boston Communications Group Inc./1/              181        1,868
Rayovac Corp./1/                                 153        1,867
ABC Bancorp                                      145        1,859
Casella Waste Systems Inc. "A"/1/                289        1,858
Steven Madden Ltd./1/                            129        1,858
NL Industries Inc.                               128        1,857
Healthcare Services Group Inc./1/                136        1,855
AAR Corp.                                        390        1,852
Airgas Inc./1/                                   141        1,851
Luby's Inc./1/                                   376        1,850
Three Rivers Bancorp Inc.                        115        1,840
Material Sciences Corp./1/                       151        1,838
Integrated Electrical Services Inc./1/           491        1,836
RSA Security Inc./1/                             546        1,835
Tweeter Home Entertainment Group Inc./1/         264        1,822
Alliance Imaging Inc./1/                         152        1,818
Theragenics Corp./1/                             413        1,817
Ducommun Inc./1/                                 103        1,814
Macatawa Bank Corp.                               98        1,806
Prosperity Bancshares Inc.                       106        1,805
Volt Information Sciences Inc./1/                119        1,803
Winston Hotels Inc.                              249        1,803
X-Rite Inc.                                      233        1,801
Vail Resorts Inc./1/                             127        1,798
Dave & Buster's Inc./1/                          160        1,794
LSB Bancshares Inc.                              109        1,792
Roanoke Electric Steel Corp.                     165        1,790
Raindance Communications Inc./1/                 578        1,786
Quiksilver Inc./1/                                79        1,785
SICOR Inc./1/                                    117        1,780
GameStop Corp./1/                                 87        1,779
Butler Manufacturing Co.                          82        1,771
AMCOL International Corp.                        316        1,770
R&G Financial Corp. "B"                           81        1,767
Santander BanCorp                                127        1,753
NS Group Inc./1/                                 295        1,749
Financial Industries Corp.                       114        1,740
Guilford Pharmaceuticals Inc./1/                 357        1,728
UnitedGlobalCom Inc. "A"/1/                    1,053        1,727
Comfort Systems USA Inc./1/                      567        1,724
Department 56 Inc./1/                            165        1,724
Wintrust Financial Corp.                          60        1,719
BE Aerospace Inc./1/                             360        1,714
Computer Horizons Corp./1/                       460        1,711
Bostonfed Bancorp Inc.                            57        1,709
E.piphany Inc./1/                                473        1,703
Haverty Furniture Companies Inc.                 136        1,700
AmeriPath Inc./1/                                114        1,699
Argosy Gaming Co./1/                              74        1,699
Peoples Bancorp Inc.                              66        1,696
Audiovox Corp. "A"/1/                            242        1,694
CB Bancshares Inc.                                48        1,686
Great American Financial Resources Inc.          107        1,664
Ocwen Financial Corp./1/                         573        1,662
Nature's Sunshine Products Inc.                  153        1,657

Schedules of Investments                                                      91
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Beverly Enterprises Inc./1/                      683  $     1,653
Parkvale Financial Corp.                          70        1,648
Massbank Corp.                                    55        1,647
Stratex Networks Inc./1/                       1,283        1,641
LTC Properties Inc.                              202        1,640
Microtune Inc./1/                                676        1,629
International Specialty Products Inc./1/         168        1,628
Vignette Corp./1/                              2,032        1,628
Pomeroy Computer Resources/1/                    165        1,627
POZEN Inc./1/                                    321        1,627
Concord Camera Corp./1/                          349        1,626
EDO Corp.                                         72        1,614
USB Holding Co. Inc.                              87        1,603
Arena Pharmaceuticals Inc./1/                    286        1,602
AMERCO/1/                                        159        1,600
MSC Industrial Direct Co. Inc. "A"/1/            150        1,593
ArQule Inc./1/                                   309        1,591
Kansas City Life Insurance Co.                    42        1,589
Group 1 Automotive Inc./1/                        71        1,587
Charles River Associates Inc./1/                  95        1,577
Sauer-Danfoss Inc.                               175        1,575
Systems & Computer Technology Corp./1/           225        1,575
Intermet Corp.                                   327        1,573
Water Pik Technologies Inc./1/                   155        1,573
Rational Software Corp./1/                       364        1,572
State Bancorp Inc.                                88        1,562
First Community Bancshares Inc.                   53        1,561
BKF Capital Group Inc./1/                         74        1,560
New Focus Inc./1/                                575        1,552
Information Resources Inc./1/                    418        1,551
Mission West Properties Inc.                     140        1,551
Esperion Therapeutics Inc./1/                    271        1,550
Applica Inc./1/                                  292        1,548
U.S. Concrete Inc./1/                            293        1,538
Vans Inc./1/                                     270        1,536
Cornell Cos Inc./1/                              193        1,534
Oneida Ltd.                                      110        1,532
Ingles Markets Inc. "A"                          143        1,530
Brookstone Inc./1/                               124        1,525
PC-Tel Inc./1/                                   292        1,521
Watson Wyatt & Co. Holdings/1/                    76        1,520
Three-Five Systems Inc./1/                       326        1,513
William Lyon Homes Inc./1/                        66        1,512
Tollgrade Communications Inc./1/                 192        1,500
Anteon International Corp./1/                     55        1,495
Macromedia Inc./1/                               192        1,484
Starrett (LS) Co. "A"                             97        1,482
SPSS Inc./1/                                     128        1,481
Sitel Corp./1/                                   845        1,479
Hypercom Corp./1/                                516        1,476
Pacific Northwest Bancorp                         54        1,470
Alliance Gaming Corp./1/                          95        1,469
Alliance Semiconductor Corp./1/                  386        1,467
Cascade Natural Gas Corp.                         74        1,458
Sepracor Inc./1/                                 278        1,457
SoundView Technology Group Inc./1/             1,120        1,456
American National Bankshares Inc.                 53        1,455
K-Swiss Inc. "A"                                  68        1,453
SpeedFam-IPEC Inc./1/                            391        1,451
Del Monte Foods Co./1/                           177        1,446
Yardville National Bancorp                        85        1,444
Interwoven Inc./1/                               717        1,440
Banc Corp. (The)/1/                              185        1,432
Ligand Pharmaceuticals Inc. "B"/1/               210        1,428
Lydall Inc./1/                                   121        1,428
Nu Horizons Electronics Corp./1/                 237        1,422
Wilsons The Leather Experts Inc./1/              199        1,417
Standard Register Co. (The)                       59        1,416
Sun Bancorp Inc.                                  63        1,416
Verity Inc./1/                                   142        1,413
SureBeam Corporation "A"/1/                      784        1,411
Republic Bancorp Inc. "A"                        125        1,406
OceanFirst Financial Corp.                        68        1,401
Sports Authority Inc. (The)/1/                   234        1,397
Steinway Musical Instruments Inc./1/              91        1,397
Glimcher Realty Trust                             74        1,387
Unitil Corp.                                      51        1,385
CuraGen Corp./1/                                 328        1,384
Gladstone Capital Corp.                           82        1,384
Republic Bancshares Inc./1/                       71        1,380
Alico Inc.                                        48        1,366

92                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Register.com/1/                                  448  $     1,357
FSI International Inc./1/                        442        1,353
Reliant Resources Inc./1/                        773        1,353
TransMontaigne Inc./1/                           270        1,345
Omega Healthcare Investors Inc./1/               232        1,327
Acadia Realty Trust                              179        1,325
National Health Realty Inc.                       84        1,324
Isle of Capri Casinos Inc./1/                     79        1,318
Crown Media Holdings Inc./1/                     375        1,312
Bombay Co. Inc. (The)/1/                         484        1,307
Wellsford Real Properties Inc./1/                 76        1,307
Monro Muffler Brake Inc./1/                       73        1,304
Patterson-UTI Energy Inc./1/                      51        1,301
Powell Industries Inc./1/                         69        1,297
Seaboard Corp.                                     6        1,290
First Defiance Financial Corp.                    75        1,288
American Medical Security Group Inc./1/           91        1,287
Granite State Bankshares Inc.                     38        1,284
Papa John's International Inc./1/                 44        1,282
First Oak Brook Bancshares "A"                    43        1,278
Sizeler Property Investors Inc.                  127        1,278
Vesta Insurance Group                            511        1,278
MCSi Inc./1/                                     257        1,272
Warwick Community Bancorp                         47        1,269
Woodhead Industries Inc.                         115        1,267
Getty Images Inc./1/                              63        1,264
FuelCell Energy Inc./1/                          200        1,260
Modtech Holdings Inc./1/                         126        1,260
WSFS Financial Corp.                              45        1,260
SonicWALL Inc./1/                                457        1,257
TriQuint Semiconductor Inc./1/                   354        1,250
Applied Films Corporation/1/                     114        1,247
Avenue A Inc./1/                                 499        1,247
Rex Stores Corp./1/                              121        1,246
VCA Antech Inc./1/                               101        1,246
Lone Star Technologies Inc./1/                   105        1,244
Tompkins Trustco Inc.                             29        1,244
SBS Technologies Inc./1/                         173        1,239
Foamex International Inc./1/                     225        1,237
Harris Interactive Inc./1/                       537        1,235
Keynote Systems Inc./1/                          188        1,231
Harvest Natural Resources Inc./1/                226        1,227
Century Aluminum Co.                             176        1,225
Align Technology Inc./1/                         442        1,219
Liberate Technologies/1/                         781        1,218
Neose Technologies Inc./1/                       157        1,218
Aeropostale Inc./1/                               79        1,217
7-Eleven Inc./1/                                 142        1,217
Integrated Silicon Solution Inc./1/              406        1,210
Charter Financial Corp.                           43        1,207
Summit Bancshares Inc.                            57        1,200
Zoran Corp./1/                                   109        1,199
Quaker Fabric Corp./1/                           190        1,195
Terra Industries Inc./1/                         645        1,193
Amkor Technology Inc./1/                         500        1,190
deCODE genetics Inc./1/                          539        1,186
Rent-Way Inc./1/                                 395        1,185
TIBCO Software Inc./1/                           313        1,174
Sun Bancorp Inc. "B"/1/                           88        1,167
Encore Wire Corp./1/                             132        1,162
Bush Industries Inc. "A"                         144        1,161
Metris Companies Inc.                            500        1,155
Milacron Inc.                                    256        1,155
Navigators Group Inc./1/                          57        1,155
School Specialty Inc./1/                          46        1,150
Aspect Communications Corp./1/                   779        1,145
Chattem Inc./1/                                   28        1,143
Rent-A-Center Inc./1/                             22        1,143
World Acceptance Corp./1/                        144        1,140
Turnstone Systems Inc./1/                        513        1,139
Young Broadcasting Inc. "A"/1/                   131        1,136
ProxyMed Inc./1/                                  75        1,135
Zomax Inc./1/                                    291        1,135
Vicor Corp./1/                                   157        1,123
Houston Exploration Co./1/                        36        1,121
C-COR.net Corp./1/                               302        1,120
Goody's Family Clothing Inc./1/                  237        1,119
Manugistics Group Inc./1/                        401        1,119
Rainbow Technologies Inc./1/                     394        1,119
FPIC Insurance Group Inc./1/                     127        1,118

Schedules of Investments                                                      93
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Sykes Enterprises Inc./1/                        265  $     1,116
Transaction Systems Architects
  Inc. "A"/1/                                    180        1,116
National Healthcare Corp./1/                      62        1,113
Equity One Inc.                                   84        1,109
Power-One Inc./1/                                372        1,109
i2 Technologies Inc./1/                        2,131        1,108
Finlay Enterprises Inc./1/                        73        1,101
MemberWorks Inc./1/                               63        1,097
LTX Corp./1/                                     240        1,094
Sylvan Learning Systems Inc./1/                   80        1,094
Neurogen Corp./1/                                136        1,092
eFunds Corp./1/                                  116        1,088
Exar Corp./1/                                     94        1,086
CNET Networks Inc./1/                            986        1,085
Titan Corp. (The)/1/                             113        1,085
Numerical Technologies Inc./1/                   372        1,079
IGEN International Inc./1/                        36        1,076
Alamo Group Inc.                                  87        1,075
Genzyme Corp. - Biosurgery Division/1/           575        1,075
PICO Holdings Inc./1/                             97        1,067
Standard Motor Products Inc.                      98        1,059
Aaron Rents Inc. "B"                              46        1,058
Northwest Pipe Co./1/                             59        1,056
Bell Microproducts Inc./1/                       251        1,049
Sirius Satellite Radio Inc./1/                 1,048        1,048
Deb Shops Inc.                                    42        1,047
Meridian Resource Corp. (The)/1/                 496        1,047
PriceSmart Inc./1/                                52        1,040
Keane Inc./1/                                    154        1,039
New Century Financial Corp.                       44        1,030
Quanta Services Inc./1/                          495        1,030
MedCath Corp./1/                                  91        1,028
Wind River Systems Inc./1/                       319        1,027
Drew Industries Inc./1/                           66        1,026
Grace (W.R.) & Co./1/                            641        1,026
Vitesse Semiconductor Corp./1/                 1,504        1,023
Illumina Inc./1/                                 296        1,018
Schnitzer Steel Industries Inc. "A"               56        1,014
Westfield Financial Inc.                          67        1,011
Interpool Inc.                                    84        1,010
Pure Resources Inc./1/                            45        1,008
kForce.com Inc./1/                               323        1,005
American Eagle Outfitters Inc./1/                 83        1,001
First National Corp.                              36          994
Res-Care Inc./1/                                 200          992
Nelson (Thomas) Inc./1/                          112          986
Penn Traffic Company (The)/1/                    151          986
Neoforma Inc./1/                                 104          981
Touch America Holdings Inc./1/                 1,583          981
Partners Trust Financial Group Inc.               70          978
CompuCredit Corp./1/                             183          970
Collins & Aikman Corp./1/                        269          966
Remedy Temp Inc./1/                               77          965
Donnelly Corp.                                    37          959
Remington Oil & Gas Corp./1/                      68          959
Trico Marine Services Inc./1/                    377          958
MasTec Inc./1/                                   296          956
Shoe Carnival Inc./1/                             67          955
Asbury Automotive Group Inc./1/                  109          954
Advanced Medical Optics Inc./1/                  100          951
Magnetek Inc./1/                                 296          947
Duane Reade Inc./1/                               59          944
Computer Network Technology Corp./1/             186          934
SCM Microsystems Inc./1/                         236          932
DVI Inc./1/                                      194          931
Ladish Co. Inc./1/                               150          930
MarineMax Inc./1/                                102          919
Speedway Motorsports Inc./1/                      39          918
Netro Corp./1/                                   447          916
Royal Bancshares of Pennsylvania "A"              50          915
Red Hat Inc./1/                                  192          912
Columbus McKinnon Corp./1/                       173          910
First of Long Island Corp.                        27          898
Diversa Corp./1/                                 105          896
Petroleum Helicopters Inc./1/                     34          894
Arden Group Inc. "A"/1/                           16          888
Mykrolis Corp./1/                                144          886
Salton Inc./1/                                   104          885

94                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Chesapeake Energy Corp.                          134  $       884
Openwave Systems Inc./1/                       1,421          881
Dover Motorsports Inc.                           220          880
Onyx Pharmaceuticals Inc./1/                     204          873
Oplink Communications Inc./1/                  1,505          873
Olin Corp.                                        53          870
Per-Se Technologies Inc./1/                       88          869
Avanex Corp./1/                                  632          866
United National Bancorp                           42          864
Fairchild Semiconductor International
  Corp. "A"/1/                                    91          862
Independence Holding Co.                          43          860
Mestek Inc./1/                                    47          858
Avocent Corp./1/                                  64          856
Staten Island Bancorp Inc.                        49          853
Read-Rite Corp./1/                             1,639          852
ITXC Corp./1/                                    341          846
Talbots Inc. (The)                                30          840
Trans World Entertainment Corp./1/               266          838
Medical Staffing Network Holdings
  Inc./1/                                         55          834
Regent Communications Inc./1/                    164          833
Sequenom Inc./1/                                 541          833
Cascade Bancorp                                   61          832
Kendle International Inc./1/                     123          824
LodgeNet Entertainment Corp./1/                  107          820
Midwest Express Holdings Inc./1/                 204          816
Applied Molecular Evolution Inc./1/              208          815
Center Trust Inc.                                140          812
Kenneth Cole Productions "A"/1/                   40          812
Stanley Furniture Co. Inc./1/                     38          807
Wireless Facilities Inc./1/                      181          802
Proton Energy Systems Inc./1/                    378          801
Flowserve Corp./1/                                80          800
MatrixOne Inc./1/                                182          790
Gulf Island Fabrication Inc./1/                   67          788
Primedia Inc./1/                                 555          771
WatchGuard Technologies Inc./1/                  175          770
Tremont Corp.                                     24          768
Discovery Partners International Inc./1/         240          766
SuperGen Inc./1/                                 443          766
Answerthink Inc./1/                              526          763
Wyndham International Inc. "A"/1/              2,235          760
iGate Corp./1/                                   277          753
SeaChange International Inc./1/                  109          749
Genesco Inc./1/                                   54          745
Cherokee Inc./1/                                  46          742
Provident Bancorp Inc.                            26          740
MEMC Electronics Materials Inc./1/               222          737
Stein Mart Inc./1/                               126          736
Vical Inc./1/                                    318          735
West Pharmaceutical Services Inc.                 34          728
Price Legacy Corporation/1/                      247          724
U.S. Xpress Enterprises Inc. "A"/1/               74          724
Smart & Final Inc./1/                            170          722
Willow Grove Bancorp Inc.                         61          720
Culp Inc./1/                                      84          714
Championship Auto Racing Teams Inc./1/           189          713
Trimble Navigation Ltd./1/                        71          703
Castle (A.M.) & Co.                              104          702
MAXIMUS Inc./1/                                   31          694
Guess ? Inc./1/                                  161          691
Hollywood Casino Corp. "A"/1/                     57          689
Quicksilver Resources Inc./1/                     38          684
TriPath Imaging Inc./1/                          304          684
TriCo Bancshares                                  27          683
First Consulting Group Inc./1/                   125          677
Mesaba Holdings Inc./1/                          124          675
Net2Phone Inc./1/                                286          675
Aether Systems Inc./1/                           249          667
Artesyn Technologies Inc./1/                     441          666
Maui Land & Pineapple Co. Inc./1/                 37          666
Caliper Technologies Corp./1/                    158          662
Palm Harbor Homes Inc./1/                         57          662
Finisar Corp./1/                                 957          660
Drugstore.com Inc./1/                            394          658
DiamondCluster International
  Inc. "A"/1/                                    199          649
Eon Labs Inc./1/                                  30          647
CPB Inc.                                          14          646

Schedules of Investments                                                      95
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Technical Olympic USA Inc./1/                     42  $       642
LSI Industries Inc.                               63          639
NetScout Systems Inc./1/                         174          637
Tasty Baking Company                              50          637
RealNetworks Inc./1/                             176          635
Hexcel Corp./1/                                  255          632
Transmeta Corp./1/                               645          626
Sipex Corp./1/                                   365          620
Seminis Inc. "A"/1/                              211          618
Atlas Air Worldwide Holdings Inc./1/             256          617
Sapient Corp./1/                                 597          615
CTS Corp.                                        133          612
Global Industries Ltd./1/                        147          607
Coldwater Creek Inc./1/                           46          606
Hall Kinion & Associates Inc./1/                 101          606
IMCO Recycling Inc./1/                            98          593
LeCroy Corp./1/                                   66          591
Allegiance Telecom Inc./1/                       711          590
LendingTree Inc./1/                               40          590
NetRatings Inc./1/                               101          590
Ceres Group Inc./1/                              304          587
Dover Downs Gaming & Entertainment Inc.           72          586
Fleming Companies Inc.                           117          585
Nash Finch Co.                                    43          585
Value Line Inc.                                   15          585
Credit Acceptance Corp./1/                        71          582
California First National Bancorp                 43          581
Magma Design Automation Inc./1/                   65          580
Ciphergen Biosystems Inc./1/                     193          579
Transcontinental Realty Investments
  Inc./1/                                         35          577
Pacific Union Bank/1/                             51          572
3D Systems Corp./1/                               87          572
ABIOMED Inc./1/                                  172          568
Community Banks Inc.                              21          564
Key Energy Services Inc./1/                       71          559
Century Bancorp Inc. "A"                          21          557
Richardson Electronics Ltd.                       84          553
ADE Corp./1/                                     131          552
Varian Inc./1/                                    20          552
Sturm Ruger & Co. Inc.                            45          549
Friedman Billings Ramsey Group
  Inc. "A"/1/                                     54          547
Tropical Sportswear International
  Corp./1/                                        41          532
Midas Inc./1/                                    106          530
Mail-Well Inc./1/                                504          524
StorageNetworks Inc./1/                          419          524
webMethods Inc./1/                               108          522
Intertan Inc./1/                                  74          517
Michael Baker Corp./1/                            50          515
MetaSolv Inc./1/                                 335          513
IMPCO Technologies Inc./1/                       141          508
Newpark Resources Inc./1/                        128          507
Johnson Outdoors Inc. "A"/1/                      47          494
Spinnaker Exploration Co./1/                      17          488
Carmike Cinemas Inc./1/                           27          486
Viasat Inc./1/                                    77          485
EnergySouth Inc.                                  19          484
Union Acceptance Corp. "A"/1/                    120          484
Mattson Technology Inc./1/                       290          478
CTB International Corp./1/                        37          473
Protection One Inc./1/                           174          470
Specialty Laboratories Inc./1/                    51          469
Shop At Home Inc./1/                             200          468
Mid Atlantic Realty Trust                         29          465
Bank of the Ozarks Inc.                           20          458
S&T Bancorp Inc.                                  18          453
Right Management Consultants Inc./1/              18          444
II-VI Inc./1/                                     33          441
Linens 'N Things Inc./1/                          24          441
Aspen Technology Inc./1/                         146          438
TriZetto Group Inc. (The)/1/                      88          438
EMS Technologies Inc./1/                          42          431
Virco Manufacturing Corp.                         44          427
Quovadx Inc./1/                                  304          426
Paxson Communications Corp./1/                   190          418
Bel Fuse Inc. "B"                                 19          408
CompX International Inc.                          44          408
Horizon Offshore Inc./1/                          97          408
Liquidmetal Technologies/1/                       51          407

96                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
MRV Communications Inc./1/                       479  $       407
Paxar Corp./1/                                    28          407
Apogee Enterprises Inc.                           37          405
PC Connection Inc./1/                             98          398
American Pharmaceutical Partners Inc./1/          24          392
EMC Insurance Group Inc.                          27          385
Boston Private Financial Holdings Inc.            18          383
Trex Co. Inc./1/                                  14          383
Perot Systems Corp. "A"/1/                        41          381
City Bank                                         13          376
Datastream Systems Inc./1/                        75          375
Orthodontic Centers of America Inc./1/            35          374
SRA International Inc. "A"/1/                     13          372
Frontier Airlines Inc./1/                         74          361
DJ Orthopedics Inc./1/                            94          359
Vitria Technology Inc./1/                        460          359
Seattle Genetics Inc./1/                         111          357
Active Power Inc./1/                             266          356
Tennant Co.                                       11          356
Wet Seal Inc. "A"/1/                              35          350
Flow International Corp./1/                      108          349
RadiSys Corp./1/                                  88          348
Merchants Bancshares Inc.                         14          346
DHB Industries Inc./1/                           162          343
CCC Information Services Group Inc./1/            26          340
ANADIGICS Inc./1/                                159          339
Molecular Devices Corp./1/                        27          338
Allscripts Healthcare Solutions Inc./1/          118          337
IHOP Corp./1/                                     14          337
Veeco Instruments Inc./1/                         31          335
Virginia Financial Group Inc.                     11          330
Columbia Laboratories Inc./1/                     73          328
Homestore.com Inc./1/                          1,092          328
SONICblue Inc./1/                              1,367          328
Electro Scientific Industries Inc./1/             22          326
Dominion Homes Inc./1/                            21          325
Elizabeth Arden Inc./1/                           27          324
Penford Corp.                                     24          324
Asyst Technologies Inc./1/                        53          320
Centene Corp./1/                                  12          320
Spectrian Corp./1/                               108          319
SpeechWorks International Inc./1/                138          317
Zymogenetics Inc./1/                              39          312
American Superconductor Corp./1/                 115          310
Acterna Corp./1/                                 773          309
Manufacturers Services Ltd./1/                   114          308
Paradyne Networks Inc./1/                        229          305
Advanced Marketing Services Inc.                  22          303
Gorman-Rupp Co. /The/                             13          303
CPI Corp.                                         22          302
Revlon Inc. "A"/1/                               101          302
Avid Technology Inc./1/                           29          299
Advent Software Inc./1/                           26          298
WestPoint Stevens Inc./1/                        300          294
MEEMIC Holdings Inc./1/                           10          287
Nuance Communications Inc./1/                    169          287
NATCO Group Inc. "A"/1/                           38          286
Alaska Communications Systems Group
  Inc./1/                                        169          284
Capstone Turbine Corp./1/                        479          283
Global Payments Inc.                              11          282
First Banks America Inc./1/                        7          281
Ribapharm Inc./1/                                 62          279
Netegrity Inc./1/                                135          278
Southwestern Energy Co./1/                        23          276
Nanometrics Inc./1/                              102          271
FileNET Corp./1/                                  26          269
Alaris Medical Inc./1/                            55          262
Lakeland Financial Corp.                          11          261
National Beverage Corp./1/                        19          260
Internet Security Systems Inc./1/                 21          259
PDI Inc./1/                                       62          252
Merix Corp./1/                                    30          244
AXT Inc./1/                                      117          243
Rare Hospitality International Inc./1/            10          234
Dynamics Research Corp./1/                        16          233
Ulticom Inc./1/                                   42          232
AVANIR Pharmaceuticals "A"/1/                    200          230
EMCORE Corp./1/                                  151          230

Schedules of Investments                                                      97
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
WFS Financial Inc./1/                             11  $       228
Inktomi Corp./1/                                 909          227
Time Warner Telecom Inc. "A"/1/                  279          226
Riverstone Networks Inc./1/                      441          225
Mossimo Inc./1/                                   38          223
Electroglas Inc./1/                              111          222
Aurora Foods Inc./1/                             340          221
Roxio Inc./1/                                     73          221
Cardiac Science Inc./1/                          110          218
ILEX Oncology Inc./1/                             44          209
Topps Co. /The//1/                                24          207
ArthroCare Corp./1/                               16          194
Infogrames Inc./1/                                86          191
Zygo Corp./1/                                     45          191
Ameristar Casinos Inc./1/                         10          190
UbiquiTel Inc./1/                                758          189
NYMAGIC Inc./1/                                   13          188
RCN Corp./1/                                     361          184
Stratos Lightwave Inc./1/                        496          179
Columbia Sportswear Co./1/                         5          174
Insituform Technologies Inc. "A"/1/               12          172
ATA Holdings Corp./1/                             50          170
O'Charley's Inc./1/                                9          169
MKS Instruments Inc./1/                           15          164
Alamosa Holdings Inc./1/                         693          159
Alloy Inc./1/                                     19          158
Matria Healthcare Inc./1/                         18          154
Kos Pharmaceuticals Inc./1/                       13          146
PLATO Learning Inc./1/                            22          146
Liberty Livewire Corp. "A"/1/                     92          144
Acme Communications Inc./1/                       17          133
Tellium Inc./1/                                  351          133
MTR Gaming Group Inc./1/                          13          120
Glatfelter Co.                                    10          115
Pixelworks Inc./1/                                22          113
Deltagen Inc./1/                                  74          111
NASB Financial Inc.                                5          104
ON Semiconductor Corp./1/                         83          104
Trikon Technologies Inc./1/                       18          102
Epix Medical Inc./1/                              22          100
Next Level Communications Inc./1/                127           98
NetFlix Inc./1/                                   10           97
Vastera Inc./1/                                   45           97
Hologic Inc./1/                                    9           88
Lawson Software Inc./1/                           25           88
Synaptics Inc./1/                                 18           87
Penton Media Inc./1/                             357           86
West Corp./1/                                      6           84
Magellan Health Services Inc./1/                 305           79
P.A.M. Transportation Services Inc./1/             4           76
Somera Communications Inc./1/                     34           70
Centennial Communications Corp. "A"/1/            23           67
Skechers U.S.A. Inc. "A"/1/                        7           67
eUniverse Inc./1/                                 22           64
DDi Corp./1/                                     394           63
Galyan's Trading Co./1/                            6           60
Inforte Corp./1/                                  10           51
Key Productions Co. Inc./1/                        3           49
Handspring Inc./1/                                51           48
Bone Care International Inc./1/                    8           46
Caminus Corp./1/                                  26           46
Dobson Communications Corp. "A"/1/               147           46
Computer Programs & Systems Inc./1/                2           43
Kyphon Inc./1/                                     3           40
Optical Communication Products Inc./1/            50           38
Overstock.com Inc./1/                              6           36
Digitas Inc./1/                                   10           22
Sharper Image Corp./1/                             1           19
Therma-Wave Inc./1/                               17           13
Darden Restaurants Inc.                            1           12
Westwood Holdings Group Inc.                       1           11
Verint Systems Inc./1/                             1            9
TOTAL COMMON STOCKS
  (COST: $82,401,354)                                  65,501,526

SHORT TERM INSTRUMENTS - 3.08%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     1,727,319    1,727,319
Dreyfus Money Market Fund                     91,805       91,805

98                               2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Goldman Sachs Financial Square Prime
  Obligation Fund                             66,818  $    66,818
Providian Temp Cash Money Market Fund        137,707      137,707
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
  (COST: $2,023,649)                                    2,023,649
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 102.86%
  (COST $84,425,003)                                   67,525,175
-----------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - (2.86%)               (1,876,401)
-----------------------------------------------------------------

NET ASSETS - 100.00%                                  $65,648,774
=================================================================

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      99

Schedule of Investments /Unaudited/

iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.83%
-----------------------------------------------------------------
WellPoint Health Networks Inc./1/              5,342  $   391,569
Bed Bath & Beyond Inc./1/                     10,727      349,378
Newmont Mining Corp.                          12,513      344,233
Entergy Corp.                                  8,205      341,328
Anthem Inc./1/                                 5,205      338,325
Intuit Inc./1/                                 6,996      318,528
Consolidated Edison Inc.                       7,821      314,561
SouthTrust Corp.                              12,749      309,163
Praxair Inc.                                   6,015      307,427
FirstEnergy Corp.                             10,202      304,938
Newell Rubbermaid Inc.                         9,821      303,174
Yum! Brands Inc./1/                           10,890      301,762
Apache Corp.                                   5,049      300,163
Electronic Arts Inc./1/                        4,431      292,269
Starbucks Corp./1/                            14,157      292,059
Eastman Kodak Co.                             10,720      292,013
Mattel Inc.                                   16,014      288,412
Norfolk Southern Corp.                        14,235      287,405
Stryker Corp.                                  4,948      285,005
McKesson Corp.                                10,015      283,725
Burlington Resources Inc.                      7,392      283,557
Block (H & R) Inc.                             6,739      283,105
Unocal Corp.                                   9,009      282,793
PPG Industries Inc.                            6,212      277,676
AmSouth Bancorp                               13,299      275,821
Regions Financial Corp.                        8,428      275,343
AmerisourceBergen Corp.                        3,854      275,253
Zimmer Holdings Inc./1/                        7,136      273,594
Becton, Dickinson & Co.                        9,513      270,169
Pitney Bowes Inc.                              8,856      270,019
Allergan Inc.                                  4,932      268,301
Archer-Daniels-Midland Co.                    20,970      262,335
Biomet Inc.                                    9,848      262,252
Fortune Brands Inc.                            5,517      260,899
Marathon Oil Corp.                            11,388      258,280
Devon Energy Corp.                             5,301      255,773
Charter One Financial Inc.                     8,503      252,711
Johnson Controls Inc.                          3,262      250,587
Clorox Co.                                     6,176      248,152
Equity Residential                            10,086      241,459
DTE Energy Co.                                 5,921      240,985
May Department Stores Co. (The)               10,575      240,793
St. Paul Companies Inc.                        8,222      236,136
Danaher Corp.                                  4,102      233,199
Moody's Corp.                                  4,794      232,509
Public Service Enterprise Group Inc.           7,600      231,800
St. Jude Medical Inc./1/                       6,476      231,193
International Game Technology Inc./1/          3,311      228,923
M&T Bank Corp.                                 2,902      228,707
North Fork Bancorp Inc.                        6,022      227,872
TRW Inc.                                       3,882      227,291
New York Times Co. "A"                         4,941      224,568
Lexmark International Group Inc. "A"/1/        4,778      224,566
Synovus Financial Corp.                       10,850      223,727
Jefferson-Pilot Corp.                          5,519      221,312
Veritas Software Corp./1/                     15,020      220,944
Ameren Corp.                                   5,303      220,870
Staples Inc./1/                               17,157      219,438
Marshall & Ilsley Corp.                        7,813      217,905
Federated Department Stores Inc./1/            7,391      217,591
MBIA Inc.                                      5,426      216,769
Hershey Foods Corp.                            3,465      215,003
Gilead Sciences Inc./1/                        6,305      211,407
Loews Corp.                                    4,925      211,233
Lincoln National Corp.                         6,893      210,581
AutoZone Inc./1/                               2,659      209,689
ITT Industries Inc.                            3,335      207,871
Halliburton Co.                               16,005      206,625
CSX Corp.                                      7,824      206,397
Marriott International Inc. "A"                7,100      205,829
Avery Dennison Corp.                           3,606      205,470
Union Planters Corp.                           7,421      203,781
Harrah's Entertainment Inc./1/                 4,190      202,000
SunGard Data Systems Inc./1/                  10,377      201,833
Fiserv Inc./1/                                 7,048      197,908
Ecolab Inc.                                    4,739      197,758
Genuine Parts Co.                              6,425      196,862
Bear Stearns Companies Inc. (The)              3,478      196,159
KLA-Tencor Corp./1/                            6,950      194,183

100                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Cinergy Corp.                                  6,140  $   192,980
MedImmune Inc./1/                              9,188      192,213
Aetna Inc.                                     5,361      191,977
Apollo Group Inc. "A"/1/                       4,362      189,442
Apple Computer Inc./1/                        13,057      189,326
National Commerce Financial Corp.              7,553      189,203
Dover Corp.                                    7,424      188,421
Nextel Communications Inc. "A"/1/             24,599      185,722
Cintas Corp.                                   4,359      182,729
Coca-Cola Enterprises Inc.                     8,567      181,963
UNUMProvident Corp.                            8,925      181,624
Cincinnati Financial Corp.                     5,060      180,035
Countrywide Credit Industries Inc.             3,818      180,019
AON Corp.                                      8,752      179,328
Symantec Corp./1/                              5,310      178,788
Health Management Associates
  Inc. "A"/1/                                  8,827      178,482
Rohm & Haas Co. "A"                            5,756      178,436
Laboratory Corp. of America Holdings/1/        5,240      177,007
PPL Corp.                                      5,429      176,660
Delphi Automotive Systems Corp.               20,597      176,104
Amerada Hess Corp.                             2,583      175,334
UST Inc.                                       6,207      175,099
KeySpan Corp.                                  5,181      173,564
Knight Ridder Inc.                             3,072      173,292
IDEC Pharmaceuticals Corp./1/                  4,131      171,519
Simon Property Group Inc.                      4,793      171,254
Quest Diagnostics Inc./1/                      2,760      169,823
Adobe Systems Inc.                             8,753      167,182
Ambac Financial Group Inc.                     3,077      165,820
Computer Sciences Corp./1/                     5,959      165,601
King Pharmaceuticals Inc./1/                   9,111      165,547
Huntington Bancshares Inc.                     9,083      165,220
Parker Hannifin Corp.                          4,321      165,105
Eaton Corp.                                    2,580      164,449
Starwood Hotels & Resorts Worldwide Inc.       7,299      162,768
First Tennessee National Corp.                 4,656      161,424
PG&E Corp./1/                                 14,315      161,187
Kerr-McGee Corp.                               3,695      160,511
Computer Associates International Inc.        16,692      160,243
Biogen Inc./1/                                 5,458      159,756
Popular Inc.                                   5,020      158,632
IMS Health Inc.                               10,582      158,413
Family Dollar Stores Inc.                      5,843      157,060
Penney (J.C.) Co. Inc.                         9,796      155,952
Archstone-Smith Trust                          6,438      153,739
Darden Restaurants Inc.                        6,340      153,682
EOG Resources Inc.                             4,266      153,405
Torchmark Corp.                                4,462      152,868
Plum Creek Timber Co. Inc.                     6,761      152,866
Affiliated Computer Services
  Inc. "A"/1/                                  3,571      151,946
Mylan Laboratories Inc.                        4,623      151,357
Pepsi Bottling Group Inc.                      6,423      150,298
BJ Services Co./1/                             5,777      150,202
SAFECO Corp.                                   4,718      149,938
Microchip Technology Inc./1/                   7,302      149,326
Constellation Energy Group Inc.                6,000      148,740
Textron Inc.                                   4,360      148,676
Genzyme Corp. - General Division/1/            7,169      147,753
Prologis Trust                                 5,912      147,268
Zions Bancorp                                  3,383      147,262
Rockwell Collins                               6,688      146,735
Monsanto Co.                                   9,558      146,142
SPX Corp./1/                                   1,421      143,379
Applera Corp. - Applied Biosystems Group       7,774      142,264
American Standard Companies Inc./1/            2,235      142,191
Leggett & Platt Inc.                           7,176      142,013
Wendy's International Inc.                     4,253      140,817
MeadWestvaco Corp.                             7,318      140,579
Office Depot Inc./1/                          11,318      139,664
Compass Bancshares Inc.                        4,701      138,632
Hilton Hotels Corp.                           12,169      138,483
Dollar General Corp.                          10,315      138,427
Caremark Rx Inc./1/                            8,134      138,278
Yahoo! Inc./1/                                14,341      137,243
MGIC Investment Corp.                          3,358      137,107
R.J. Reynolds Tobacco Holdings Inc.            3,376      136,120

Schedules of Investments                                                     101
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
ENSCO International Inc.                       5,434  $   136,067
Jones Apparel Group Inc./1/                    4,422      135,755
Xcel Energy Inc.                              14,578      135,721
PACCAR Inc.                                    4,000      135,160
L-3 Communications Holdings Inc./1/            2,532      133,436
Sigma-Aldrich Corp.                            2,698      132,930
Dean Foods Co./1/                              3,319      132,030
Xerox Corp./1/                                26,462      130,987
NiSource Inc.                                  7,600      130,948
GreenPoint Financial Corp.                     3,128      130,563
Sempra Energy                                  6,635      130,378
DST Systems Inc./1/                            4,383      129,167
Ocean Energy Inc.                              6,409      127,860
RadioShack Corp./1/                            6,365      127,682
Banknorth Group Inc.                           5,373      127,609
Univision Communications Inc./1/               5,581      127,247
Express Scripts Inc. "A"/1/                    2,324      126,704
Vulcan Materials Co.                           3,500      126,560
Oxford Health Plans Inc./1/                    3,246      126,399
PeopleSoft Inc./1/                            10,118      125,160
Black & Decker Corp.                           2,969      124,490
Old Republic International Corp.               4,373      124,106
Sovereign Bancorp Inc.                         9,540      123,066
Lincare Holdings Inc./1/                       3,964      123,043
Altera Corp./1/                               14,116      122,386
Grainger (W.W.) Inc.                           2,876      122,374
Duke-Weeks Realty Corp.                        4,909      120,860
ServiceMaster Co.                             11,076      120,175
Edison International/1/                       11,955      119,550
Chiron Corp./1/                                3,418      119,425
TCF Financial Corp.                            2,821      119,413
Kinder Morgan Inc.                             3,340      118,403
General Growth Properties Inc.                 2,287      117,781
Hibernia Corp. "A"                             5,859      117,121
Apartment Investment & Management Co.
  "A"                                          3,007      116,822
CenturyTel Inc.                                5,208      116,815
Public Storage Inc.                            3,659      116,722
Waters Corp./1/                                4,798      116,352
BMC Software Inc./1/                           8,897      116,284
Circuit City Stores Inc.                       7,661      116,064
McCormick & Co. Inc.                           5,090      116,052
Equifax Inc.                                   5,291      115,026
Molex Inc.                                     4,847      114,001
Qwest Communications International
  Inc./1/                                     49,912      113,799
Engelhard Corp.                                4,733      112,787
Sherwin-Williams Co.                           4,752      112,527
VF Corp.                                       3,120      112,258
Pepco Holdings Inc.                            5,602      111,760
ChoicePoint Inc./1/                            3,133      111,660
Amazon.com Inc./1/                             6,996      111,446
New York Community Bancorp Inc.                3,956      111,441
Michaels Stores Inc./1/                        2,438      111,417
Estee Lauder Companies Inc. "A"                3,870      111,224
Georgia-Pacific Corp.                          8,454      110,663
Novellus Systems Inc./1/                       5,306      110,418
Murphy Oil Corp.                               1,345      110,384
Nucor Corp.                                    2,880      109,152
Smith International Inc./1/                    3,724      109,150
Eastman Chemical Co.                           2,852      108,861
Lennar Corp.                                   1,950      108,771
Whirlpool Corp.                                2,368      108,596
Radian Group Inc.                              3,314      108,235
Varian Medical Systems Inc./1/                 2,500      107,475
Deluxe Corp.                                   2,360      106,342
Bard (C.R.) Inc.                               1,946      106,310
Synopsys Inc./1/                               2,780      106,057
Republic Services Inc. "A"/1/                  5,626      105,769
Kimco Realty Corp.                             3,380      105,118
Ball Corp.                                     2,085      105,063
Energy East Corp.                              5,293      104,854
Vornado Realty Trust                           2,641      104,187
Ross Stores Inc.                               2,908      103,641
DENTSPLY International Inc.                    2,575      103,438
Wisconsin Energy Corp.                         4,247      103,202
Hillenbrand Industries Inc.                    1,896      102,953
Energizer Holdings Inc./1/                     3,371      102,478
Sabre Holdings Corp./1/                        5,283      102,226
Triad Hospitals Inc./1/                        2,689      102,048
Pioneer Natural Resources Co./1/               4,200      101,850
Thermo Electron Corp./1/                       6,301      101,635

102                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Fidelity National Financial Inc.               3,527  $   101,331
First Health Group Corp./1/                    3,729      101,130
SCANA Corp.                                    3,863      100,515
Westwood One Inc./1/                           2,810      100,458
Legg Mason Inc.                                2,360      100,442
Centex Corp.                                   2,251       99,832
Lear Corp./1/                                  2,395       99,752
Cadence Design Systems Inc./1/                 9,714       98,791
Reliant Energy Inc.                            9,869       98,789
First Virginia Banks Inc.                      2,637       98,360
Valero Energy Corp.                            3,715       98,336
Stilwell Financial Inc.                        8,134       98,177
Liz Claiborne Inc.                             3,932       98,103
Mercantile Bankshares Corp.                    2,569       98,059
Rockwell International Corp.                   5,972       97,164
Telephone & Data Systems Inc.                  1,919       96,814
Expeditors International Washington Inc.       3,460       96,672
Millennium Pharmaceuticals Inc./1/            10,341       96,378
Tyson Foods Inc. "A"                           8,268       96,157
T. Rowe Price Group Inc.                       3,845       95,971
Pactiv Corp./1/                                5,783       95,130
Convergys Corp./1/                             6,328       95,110
Edwards (A.G.) Inc.                            2,974       95,109
Mohawk Industries Inc./1/                      1,888       93,739
Brinker International Inc./1/                  3,616       93,654
Patterson Dental Co./1/                        1,823       93,301
Valley National Bancorp                        3,500       93,100
MGM Grand Inc./1/                              2,492       92,952
Universal Health Services Inc. "B"/1/          1,808       92,479
Dun & Bradstreet Corp./1/                      2,737       91,991
AvalonBay Communities Inc.                     2,198       91,876
CDW Computer Centers Inc./1/                   2,165       91,709
Washington Post Company (The) "B"                141       91,509
Dollar Tree Stores Inc./1/                     4,146       91,378
Bemis Co.                                      1,848       91,291
Watson Pharmaceuticals Inc./1/                 3,714       91,030
Boston Properties Inc.                         2,445       90,954
Donnelley (R.R.) & Sons Co.                    3,848       90,466
PMI Group Inc. (The)                           3,322       90,392
Health Care Property Investors Inc.            2,103       89,588
TECO Energy Inc.                               5,628       89,373
AMB Property Corp.                             3,090       89,301
Robert Half International Inc./1/              5,619       89,174
Associated Bancorp                             2,792       88,590
Commerce Bancorp Inc.                          2,129       88,375
Rouse Co.                                      2,754       87,990
Tiffany & Co.                                  4,092       87,692
XTO Energy Inc.                                4,252       87,634
PETsMART Inc./1/                               4,898       87,233
Diebold Inc.                                   2,642       86,975
JDS Uniphase Corp./1/                         44,392       86,476
LSI Logic Corp./1/                            13,600       86,360
Golden State Bancorp Inc.                      2,656       85,842
Health Net Inc./1/                             3,980       85,371
Liberty Property Trust                         2,752       85,312
Brown-Forman Corp. "B"                         1,273       85,227
International Flavors & Fragrances Inc.        2,661       84,753
Commerce Bancshares Inc.                       2,158       84,313
QLogic Corp./1/                                3,236       84,265
Jabil Circuit Inc./1/                          5,680       83,950
American Water Works Inc.                      1,879       83,916
AutoNation Inc./1/                             7,270       83,750
Coach Inc./1/                                  3,258       83,405
Manor Care Inc./1/                             3,686       82,861
Beckman Coulter Inc.                           2,141       82,857
Unisys Corp./1/                               11,833       82,831
Whole Foods Market Inc./1/                     1,926       82,510
Lamar Advertising Co./1/                       2,716       82,431
Siebel Systems Inc./1/                        14,332       82,409
Alliant Techsystems Inc./1/                    1,187       82,200
Stanley Works (The)                            2,512       82,067
Allied Capital Corp.                           3,746       82,000
Federated Investors Inc. "B"                   3,031       81,807
Manpower Inc.                                  2,779       81,536
Northeast Utilities                            4,766       80,545
Equitable Resources Inc.                       2,327       80,398
Network Appliance Inc./1/                     10,901       79,904
Host Marriott Corp./1/                         8,600       79,808
Smurfit-Stone Container Corp./1/               6,346       79,706
Park Place Entertainment Corp./1/              9,974       79,293

Schedules of Investments                                                     103
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Pinnacle West Capital Corp.                    2,855  $    79,255
Career Education Corp./1/                      1,650       79,213
D.R. Horton Inc.                               4,242       78,986
National Semiconductor Corp./1/                6,594       78,732
SUPERVALU Inc.                                 4,873       78,699
Phelps Dodge Corp./1/                          3,067       78,607
UnionBanCal Corp.                              1,866       78,391
Gallagher (Arthur J.) & Co.                    3,162       77,943
KB HOME                                        1,591       77,704
Williams-Sonoma Inc./1/                        3,284       77,601
Protective Life Corp.                          2,520       77,540
Henry Schein Inc./1/                           1,466       77,332
NSTAR                                          1,949       77,083
Ceridian Corp./1/                              5,399       76,936
Pulte Homes Inc.                               1,803       76,862
Humana Inc./1/                                 6,181       76,644
DPL Inc.                                       4,648       76,460
Autoliv Inc.                                   3,615       76,204
Hospitality Properties Trust                   2,297       76,077
Sonoco Products Co.                            3,555       75,757
Broadcom Corp. "A"/1/                          7,083       75,646
Astoria Financial Corp.                        3,098       75,591
Gentex Corp./1/                                2,778       75,534
Harris Corp.                                   2,253       75,453
Dial Corp. (The)                               3,482       74,724
Sunoco Inc.                                    2,468       74,435
Scripps (E.W.) Co.                             1,074       74,428
Toys R Us Inc./1/                              7,119       72,471
Fluor Corp.                                    2,957       72,269
Pogo Producing Co.                             2,115       72,037
Scientific-Atlanta Inc.                        5,722       71,582
Noble Energy Inc.                              2,099       71,303
Fulton Financial Corp.                         3,788       71,214
Dana Corp.                                     5,433       71,064
Cooper Cameron Corp./1/                        1,697       70,867
Belo (A.H.) Corp.                              3,231       70,694
Citizens Communications Co./1/                10,354       70,200
Bank of Hawaii Corp.                           2,507       69,945
Wilmington Trust Corp.                         2,412       69,755
Brunswick Corp.                                3,309       69,621
Cephalon Inc./1/                               1,699       69,353
Apogent Technologies Inc./1/                   3,709       69,210
City National Corp.                            1,468       68,658
BEA Systems Inc./1/                           13,250       68,635
Valspar Corp. (The)                            1,833       68,371
Ashland Inc.                                   2,548       68,261
Fastenal Co.                                   2,159       68,181
Dow Jones & Co. Inc.                           1,775       68,178
IVAX Corp./1/                                  5,538       67,951
Bowater Inc.                                   1,921       67,811
BISYS Group Inc. (The)/1/                      4,042       67,542
Big Lots Inc./1/                               4,257       67,388
Pentair Inc.                                   1,805       67,092
Rent-A-Center Inc./1/                          1,291       67,067
Advanced Micro Devices Inc./1/                12,558       67,060
FirstMerit Corp.                               3,123       66,895
Goodrich (B.F.) Co.                            3,536       66,760
Temple-Inland Inc.                             1,726       66,675
Viad Corp.                                     3,262       66,643
Invitrogen Corp./1/                            1,952       66,505
SEI Investment Co.                             2,779       66,363
CH Robinson Worldwide Inc.                     2,460       66,199
Maytag Corp.                                   2,849       66,040
Pier 1 Imports Inc.                            3,463       66,039
Patterson-UTI Energy Inc./1/                   2,582       65,867
Pall Corp.                                     4,164       65,750
Puget Energy Inc.                              3,205       65,414
Valassis Communications Inc./1/                1,861       65,265
Pennzoil-Quaker State Co.                      2,951       64,833
Symbol Technologies Inc.                       8,436       64,704
Meredith Corp.                                 1,500       64,575
Cullen/Frost Bankers Inc.                      1,885       64,373
Questar Corp.                                  2,818       64,363
Brocade Communications Systems Inc./1/         8,538       64,291
Teradyne Inc./1/                               6,696       64,282
Rowan Companies Inc.                           3,448       64,271
Charles River Laboratories International
  Inc./1/                                      1,635       64,174
New Plan Excel Realty Trust                    3,479       64,153
Investors Financial Services Corp.             2,362       63,939
Omnicare Inc.                                  3,027       63,930

104                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Alliant Energy Corp.                           3,317  $    63,852
Smithfield Foods Inc./1/                       4,065       63,821
Solectron Corp./1/                            30,243       63,813
Alberto-Culver Co. "B"                         1,301       63,788
Steris Corp./1/                                2,548       63,471
Barr Laboratories Inc./1/                      1,018       63,411
AGCO Corp./1/                                  2,732       63,382
NVR Inc./1/                                      211       63,264
Helmerich & Payne Inc.                         1,834       62,778
Mid Atlantic Medical Services Inc./1/          1,733       62,735
United Dominion Realty Trust Inc.              3,941       62,701
Nordstrom Inc.                                 3,479       62,413
Constellation Brands Inc./1/                   2,695       62,255
Abercrombie & Fitch Co. "A"/1/                 3,132       61,606
Tellabs Inc./1/                               15,106       61,481
Weingarten Realty Investors                    1,676       61,342
Markel Corp./1/                                  307       61,148
AdvancePCS/1/                                  2,706       60,966
Fisher Scientific International Inc./1/        2,006       60,882
Bausch & Lomb Inc.                             1,835       60,867
Entercom Communications Corp./1/               1,281       60,681
Outback Steakhouse Inc./1/                     2,203       60,538
Fair Isaac and Co. Inc.                        1,850       60,495
ALLETE Inc.                                    2,797       60,415
Renal Care Group Inc./1/                       1,834       60,320
Webster Financial Corp.                        1,796       60,310
NCR Corp./1/                                   3,041       60,212
Healthsouth Corp./1/                          14,467       60,038
Hormel Foods Corp.                             2,740       59,951
Allegheny Energy Inc.                          4,572       59,893
Agere Systems Inc. "B"/1/                     60,118       59,517
Eaton Vance Corp.                              2,151       59,454
MDU Resources Group Inc.                       2,603       59,426
BancorpSouth Inc.                              2,981       58,726
RPM Inc.                                       4,171       58,644
Martin Marietta Materials Inc.                 1,787       58,203
Teleflex Inc.                                  1,272       57,978
American Power Conversion Corp./1/             6,064       57,972
National-Oilwell Inc./1/                       2,975       57,656
Network Associates Inc./1/                     5,420       57,615
StanCorp Financial Group Inc.                  1,089       57,608
Coors (Adolf) Company "B"                      1,019       57,370
Hawaiian Electric Industries Inc.              1,329       57,280
Readers Digest Association Inc.
  (The) "A"                                    3,660       57,279
Hasbro Inc.                                    5,129       57,086
Juniper Networks Inc./1/                      11,883       57,038
Intersil Corp. "A"/1/                          4,397       56,985
Iron Mountain Inc./1/                          2,267       56,652
Millipore Corp.                                1,776       56,459
Annaly Mortgage Management Inc.                3,043       56,143
Edwards Lifesciences Corp./1/                  2,190       56,042
Old National Bancorp                           2,251       55,960
Corning Inc./1/                               34,880       55,808
Catellus Development Corp./1/                  3,011       55,553
Cheesecake Factory (The)/1/                    1,854       55,305
Neuberger Berman Inc.                          2,052       55,301
Lyondell Chemical Co.                          4,627       55,246
HON Industries Inc.                            2,168       55,176
HCC Insurance Holdings Inc.                    2,286       54,887
Performance Food Group Co./1/                  1,616       54,879
Colonial BancGroup Inc. (The)                  4,424       54,858
Newfield Exploration Co./1/                    1,632       54,819
Vectren Corp.                                  2,486       54,692
Reynolds & Reynolds Co. (The) "A"              2,409       54,058
First American Corp.                           2,627       53,670
Jacobs Engineering Group Inc./1/               1,736       53,608
Sanmina-SCI Corp./1/                          19,265       53,364
Lubrizol Corp.                                 1,887       53,345
Human Genome Sciences Inc./1/                  4,418       53,281
Lee Enterprises Inc.                           1,621       53,266
Tidewater Inc.                                 1,972       53,224
Brown & Brown Inc.                             1,773       53,190
Polaris Industries Inc.                          856       53,072
WebMD Corp./1/                                10,499       53,020
Autodesk Inc.                                  4,176       52,910
Investment Technology Group Inc./1/            1,806       52,844
Pride International Inc./1/                    4,033       52,429
National Fuel Gas Co.                          2,635       52,357
Ryder System Inc.                              2,097       52,278
GTECH Holdings Corp./1/                        2,104       52,221
Unitrin Inc.                                   1,701       52,221

Schedules of Investments                                                     105
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Hubbell Inc. "B"                               1,796  $    52,210
Sealed Air Corp./1/                            3,081       52,038
Washington Federal Inc.                        2,331       52,016
BRE Properties Inc. "A"                        1,684       51,783
Dillards Inc. "A"                              2,563       51,721
CNF Transportation Inc.                        1,647       51,699
Accredo Health Inc./1/                         1,083       51,637
3Com Corp./1/                                 13,105       51,634
Foot Locker Inc./1/                            5,166       51,608
Andrx Group/1/                                 2,326       51,521
DaVita Inc./1/                                 2,179       51,424
Transatlantic Holdings Inc.                      773       51,366
Vishay Intertechnology Inc./1/                 5,834       51,339
Sprint Corp. (PCS Group)/1/                   26,088       51,132
Sky Financial Group Inc.                       2,565       51,069
Doral Financial Corp.                          2,107       50,863
Tektronix Inc./1/                              3,095       50,851
Mack-Cali Realty Corp.                         1,574       50,573
Arden Realty Inc.                              2,130       50,374
Phoenix Companies Inc.                         3,683       50,162
Mandalay Resort Group/1/                       1,490       49,990
BJ's Wholesale Club Inc./1/                    2,615       49,711
Westamerica Bancorp                            1,232       49,625
Scholastic Corp./1/                            1,110       49,595
Herman Miller Inc.                             2,792       49,586
Harman International Industries Inc.             953       49,318
Community Health Systems Inc./1/               1,851       49,292
Snap-On Inc.                                   2,139       49,154
CarrAmerica Realty Corp.                       1,947       49,006
Vertex Pharmaceuticals Inc./1/                 2,642       48,851
Tech Data Corp./1/                             1,848       48,787
Varco International Inc./1/                    2,873       48,611
Donaldson Co. Inc.                             1,415       48,577
Mercury Interactive Corp./1/                   2,827       48,511
Cytyc Corp./1/                                 4,510       48,347
OGE Energy Corp.                               2,863       48,299
BorgWarner Inc.                                  972       48,250
Activision Inc./1/                             2,013       48,171
Cabot Corp.                                    2,288       48,048
IMC Global Inc.                                3,987       48,043
Comverse Technology Inc./1/                    6,872       48,035
First Midwest Bancorp Inc.                     1,777       47,730
Dreyer's Grand Ice Cream Inc.                    683       47,714
Independence Community Bank Corp.              1,899       47,646
Krispy Kreme Doughnuts Inc./1/                 1,520       47,515
Borders Group Inc./1/                          3,000       47,400
Providian Financial Corp./1/                   9,661       47,339
Waddell & Reed Financial Inc. "A"              2,674       47,223
Berkley (W.R.) Corp.                           1,387       47,158
Roslyn Bancorp Inc.                            2,704       47,077
Crescent Real Estate Equities Co.              2,995       47,022
CIENA Corp./1/                                15,784       46,878
Celgene Corp./1/                               2,782       46,849
CenterPoint Properties Corp.                     843       46,786
Saks Inc./1/                                   4,440       46,753
iStar Financial Inc.                           1,670       46,626
Whitney Holding Corp.                          1,461       46,621
ArvinMeritor Inc.                              2,491       46,582
Arrow Electronics Inc./1/                      3,685       46,542
Goodyear Tire & Rubber Co.                     5,208       46,299
Certegy Inc./1/                                2,300       46,230
E*TRADE Group Inc./1/                         10,381       46,195
Medicis Pharmaceutical Corp. "A"/1/            1,128       46,101
Level 3 Communications Inc./1/                11,792       45,871
Zebra Technologies Corp. "A"/1/                  870       45,840
Owens-Illinois Inc./1/                         4,046       45,801
NICOR Inc.                                     1,623       45,769
Reebok International Ltd./1/                   1,821       45,616
Visteon Corp.                                  4,816       45,608
Highwoods Properties Inc.                      1,945       45,513
Coventry Health Care Inc./1/                   1,392       45,240
LifePoint Hospitals Inc./1/                    1,449       45,191
Leucadia National Corp.                        1,327       45,118
FNB Corp.                                      1,608       45,056
Ruby Tuesday Inc.                              2,392       44,922
Applebee's International Inc.                  2,049       44,914
First Industrial Realty Trust Inc.             1,448       44,874
Cablevision Systems Corp./1/                   4,947       44,820
Dole Food Co.                                  1,543       44,793
Avnet Inc.                                     4,151       44,789
Reckson Associates Realty Corp.                1,960       44,629

106                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Pittston Brink's Group                         1,991  $    44,598
Radio One Inc. "D"/1/                          2,695       44,441
CBRL Group Inc.                                1,947       44,431
Hudson City Bancorp Inc.                       2,733       44,357
PepsiAmericas Inc.                             3,122       44,332
Hudson United Bancorp                          1,664       44,262
OM Group Inc.                                  1,034       44,255
Developers Diversified Realty Corp.            2,008       44,196
Church & Dwight Co. Inc.                       1,325       43,924
Camden Property Trust                          1,324       43,891
Peoples Energy Corp.                           1,302       43,864
La-Z-Boy Inc.                                  1,879       43,593
Great Plains Energy Inc.                       2,275       43,566
Lancaster Colony Corp.                         1,034       43,552
Navistar International Corp.                   2,003       43,425
Graco Inc.                                     1,742       43,202
SICOR Inc./1/                                  2,810       42,740
Rayonier Inc.                                  1,019       42,706
United States Steel Corp.                      3,676       42,678
Philadelphia Suburban Corp.                    2,100       42,630
Chico's FAS Inc./1/                            2,664       42,438
Boise Cascade Corp.                            1,858       42,362
Furniture Brands International Inc./1/         1,838       42,182
AmerUs Group Co.                               1,486       42,143
Delta Air Lines Inc.                           4,527       42,056
O'Reilly Automotive Inc./1/                    1,463       41,871
Lam Research Corp./1/                          4,692       41,759
Harte-Hanks Inc.                               2,239       41,668
Quintiles Transnational Corp./1/               4,374       41,597
Park National Corp.                              442       41,415
IKON Office Solutions Inc.                     5,252       41,386
Precision Castparts Corp.                      1,903       41,257
McClatchy Co. (The) "A"                          676       41,202
VeriSign Inc./1/                               8,150       41,158
Storage Technology Corp./1/                    3,899       40,978
Acxiom Corp./1/                                2,882       40,867
York International Corp.                       1,449       40,862
Mercury General Corp.                            953       40,788
MONY Group Inc. (The)                          1,652       40,755
International Speedway Corp. "A"               1,018       40,445
Citrix Systems Inc./1/                         6,700       40,401
Hispanic Broadcasting Corp./1/                 2,162       40,321
NVIDIA Corp./1/                                4,701       40,241
Advanced Fibre Communications Inc./1/          3,032       40,235
Harsco Corp.                                   1,476       40,132
IndyMac Bancorp Inc./1/                        2,079       40,062
Weight Watchers International Inc./1/            923       40,021
Education Management Corp./1/                    902       39,932
ICOS Corp./1/                                  1,901       39,864
Citizens Banking Corp.                         1,648       39,832
Diamond Offshore Drilling Inc.                 1,993       39,760
Williams Companies Inc.                       17,578       39,726
Integrated Device Technology Inc./1/           3,797       39,641
Alleghany Corp./1/                               209       39,605
Fairchild Semiconductor International
  Corp. "A"/1/                                 4,170       39,490
Ingram Micro Inc. "A"/1/                       2,964       39,421
Sybase Inc./1/                                 3,387       39,357
DeVry Inc./1/                                  2,099       39,083
American Greetings Corp. "A"                   2,420       38,962
Provident Financial Group Inc.                 1,548       38,839
Raymond James Financial Inc.                   1,428       38,656
Affymetrix Inc./1/                             1,852       38,522
Catalina Marketing Corp./1/                    1,363       38,273
AES Corp. (The)/1/                            15,203       38,160
Cooper Tire & Rubber Co.                       2,358       38,058
Packaging Corporation of America/1/            2,171       38,014
Ethan Allen Interiors Inc.                     1,166       37,732
Wiley (John) & Sons Inc. "A"                   1,711       37,659
Compuware Corp./1/                            12,248       37,356
CMS Energy Corp.                               4,618       37,221
Ryland Group Inc.                                998       37,096
Trizec Properties Inc.                         3,267       37,080
Clayton Homes Inc.                             3,372       37,025
Diagnostic Products Corp.                        803       36,938
Crane Co.                                      1,867       36,892
Zale Corp./1/                                  1,219       36,765
Trustmark Corp.                                1,604       36,571
International Rectifier Corp./1/               2,332       36,426
Freeport-McMoRan Copper & Gold Inc./1/         2,693       36,248

Schedules of Investments                                                     107
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Affiliated Managers Group Inc./1/                811  $    36,179
Cerner Corp./1/                                1,026       36,125
Allied Waste Industries Inc./1/                4,889       35,934
Toll Brothers Inc./1/                          1,652       35,914
FMC Technologies Inc./1/                       2,136       35,799
AptarGroup Inc.                                1,322       35,522
Swift Transportation Co. Inc./1/               2,265       35,334
UTStarcom Inc./1/                              2,310       35,274
Erie Indemnity Co. "A"                           842       35,078
Neiman-Marcus Group Inc. "A"/1/                1,330       34,913
LaBranche & Co. Inc./1/                        1,715       34,729
Barnes & Noble Inc./1/                         1,638       34,660
Global Payments Inc.                           1,352       34,611
Mettler Toledo International Inc./1/           1,305       33,930
KPMG Consulting Inc./1/                        5,247       33,896
Emulex Corp./1/                                3,001       33,791
Edwards (J.D.) & Co./1/                        3,651       33,772
Extended Stay America Inc./1/                  2,659       33,769
IDACORP Inc.                                   1,386       33,721
ADC Telecommunications Inc./1/                29,196       33,574
Lafarge North America Inc.                     1,158       33,547
Pharmaceutical Product Development
  Inc./1/                                      1,727       33,400
Alliance Data Systems Corp./1/                 2,199       33,315
Mirant Corp./1/                               14,777       32,657
Cox Radio Inc. "A"/1/                          1,246       32,595
CEC Entertainment Inc./1/                        953       32,507
Calpine Corp./1/                              12,976       32,051
RF Micro Devices Inc./1/                       5,286       31,716
Applied Micro Circuits Corp./1/               11,009       31,486
99 Cents Only Stores/1/                        1,518       31,423
Pixar Inc./1/                                    650       31,265
Winn-Dixie Stores Inc.                         2,382       31,252
Rite Aid Corp./1/                             14,825       31,133
Henry (Jack) & Associates Inc.                 2,500       31,075
Cousins Properties Inc.                        1,327       30,521
Greater Bay Bancorp                            1,669       30,359
St. Joe Company (The)                          1,097       30,277
Timken Co. (The)                               1,804       30,217
GATX Corp.                                     1,524       30,175
Cummins Inc.                                   1,271       30,021
Scotts Co. (The) "A"/1/                          716       29,850
IDT Corp./1/                                   1,825       29,748
Cypress Semiconductor Corp./1/                 4,517       29,632
Forest Oil Corp./1/                            1,120       28,560
Silicon Valley Bancshares/1/                   1,676       28,375
Grant Prideco Inc./1/                          3,264       27,875
Blockbuster Inc.                               1,122       27,826
Rational Software Corp./1/                     6,421       27,739
Tootsie Roll Industries Inc.                     931       27,669
Hercules Inc./1/                               2,986       27,501
Advance Auto Parts Inc./1/                       519       27,372
ICN Pharmaceuticals Inc.                       3,021       27,370
Integrated Circuit Systems Inc./1/             1,738       27,287
TMP Worldwide Inc./1/                          3,029       27,261
Aquila Inc.                                    6,625       27,162
Regency Centers Corp.                            874       27,094
Downey Financial Corp.                           783       26,818
Copart Inc./1/                                 2,470       26,800
KEMET Corp./1/                                 3,117       26,650
Forest City Enterprises Inc. "A"                 811       26,358
Talbots Inc. (The)                               930       26,040
American National Insurance Co.                  377       26,017
Callaway Golf Co.                              2,500       26,000
BlackRock Inc./1/                                626       25,929
Emmis Communications Corp./1/                  1,361       25,859
SkyWest Inc.                                   1,960       25,676
AK Steel Holding Corp./1/                      3,507       25,636
CheckFree Corp./1/                             2,250       25,605
American Financial Group Inc.                  1,112       25,598
Titan Corp. (The)/1/                           2,650       25,440
AmeriCredit Corp./1/                           3,152       25,437
Albemarle Corp.                                1,004       25,391
Polycom Inc./1/                                3,690       25,055
American Axle & Manufacturing Holdings
  Inc./1/                                        968       24,181
AMR Corp./1/                                   5,711       23,872
American Eagle Outfitters Inc./1/              1,978       23,855
PMC-Sierra Inc./1/                             6,121       23,749
Media General Inc. "A"                           465       23,645
Andrew Corp./1/                                3,607       23,626
National Instruments Corp./1/                  1,074       23,510

108                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Polo Ralph Lauren Corp./1/                     1,127  $    23,419
Allmerica Financial Corp.                      1,950       23,400
Perot Systems Corp. "A"/1/                     2,502       23,269
ARAMARK Corp. "B"/1/                           1,107       23,247
Cymer Inc./1/                                  1,245       23,207
CNA Financial Corp./1/                           924       23,100
PerkinElmer Inc.                               4,119       22,449
Shaw Group Inc. (The)/1/                       1,573       22,337
Amphenol Corp. "A"/1/                            711       22,041
Semtech Corp./1/                               2,254       21,864
Circuit City Stores Inc. - CarMax
  Group/1/                                     1,362       21,860
Getty Images Inc./1/                           1,089       21,845
Timberland Co. "A"/1/                            686       21,732
Peabody Energy Corp.                             833       21,242
CSG Systems International Inc./1/              1,944       21,190
Entravision Communications Corp./1/            1,593       21,107
Gemstar-TV Guide International Inc./1/         8,268       20,835
Allegheny Technologies Inc.                    2,969       20,545
People's Bank                                    909       20,389
Nationwide Financial Services Inc.               763       20,372
Flowserve Corp./1/                             2,023       20,230
Metro-Goldwyn-Mayer Inc./1/                    1,656       19,789
Gateway Inc./1/                                6,517       19,355
Cumulus Media Inc. "A"/1/                      1,085       19,150
Avaya Inc./1/                                 13,264       18,968
PanAmSat Corp./1/                              1,074       18,634
Expedia Inc. "A"/1/                              363       18,386
United States Cellular Corp./1/                  619       18,310
Ticketmaster "B"/1/                            1,199       18,285
Capitol Federal Financial                        825       18,282
John Nuveen Co. "A"                              797       18,132
Loews Corporation - Carolina Group               958       18,020
Total System Services Inc.                     1,370       18,016
Orthodontic Centers of America Inc./1/         1,677       17,944
University of Phoenix Online/1/                  547       17,586
Hotels.com "A"/1/                                344       17,400
Adaptec Inc./1/                                3,940       17,375
Sonic Automotive Inc./1/                         962       17,027
BOK Financial Corp./1/                           522       16,965
AVX Corp.                                      1,944       16,835
Macromedia Inc./1/                             2,170       16,774
Wesco Financial Corp.                             54       16,605
Columbia Sportswear Co./1/                       476       16,527
United Rentals Inc./1/                         1,930       16,289
Reinsurance Group of America Inc.                629       16,253
Atmel Corp./1/                                14,955       15,852
Interactive Data Corp./1/                      1,268       15,533
Lin TV Corp. "A"/1/                              624       15,444
Hearst-Argyle Television Inc./1/                 618       15,351
Micrel Inc./1/                                 2,301       14,174
Advent Software Inc./1/                        1,204       13,786
GameStop Corp./1/                                661       13,517
Student Loan Corp.                               148       13,391
Northwest Airlines Corp. "A"/1/                1,976       13,200
Continental Airlines Inc. "B"/1/               2,346       12,645
21st Century Insurance Group                   1,177       12,135
RealNetworks Inc./1/                           3,259       11,765
Regal Entertainment Group "A"/1/                 660       11,748
Steelcase Inc.                                 1,112       11,643
PETCO Animal Supplies Inc./1/                    531       11,517
Dynegy Inc. "A"                                9,927       11,515
Six Flags Inc./1/                              3,167       11,148
MSC Industrial Direct Co. Inc. "A"/1/          1,023       10,864
Conexant Systems Inc./1/                       9,547       10,597
Advanced Medical Optics Inc./1/                1,094       10,404
Premcor Inc./1/                                  659       10,340
West Corp./1/                                    693        9,702
CONSOL Energy Inc.                               766        9,698
AMN Healthcare Services Inc./1/                  516        9,546
MKS Instruments Inc./1/                          843        9,206
JetBlue Airways Corp./1/                         215        8,671
Charter Communications Inc./1/                 4,637        8,625
Amkor Technology Inc./1/                       3,227        7,680
i2 Technologies Inc./1/                       10,743        5,586
Instinet Group Inc.                            1,523        4,721
National Processing Inc./1/                      275        4,672
UnitedGlobalCom Inc. "A"/1/                    2,705        4,436
Ribapharm Inc./1/                                953        4,289

Schedules of Investments                                                     109
iSHARES RUSSELL MIDCAP INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
PayPal Inc./1/                                   197  $     4,119
Reliant Resources Inc./1/                      1,829        3,201

-----------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost: $86,976,908)                                  69,899,678
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.78%
-----------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     3,444,431    3,444,431
Dreyfus Money Market Fund                    186,596      186,596
Goldman Sachs Financial Square Prime
  Obligation Fund                            135,810      135,810
Providian Temp Cash Money Market Fund        279,894      279,894
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $4,046,731)                                    4,046,731
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 105.61%
  (Cost $91,023,639)                                   73,946,409
-----------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - (5.61%)               (3,927,508)
-----------------------------------------------------------------

NET ASSETS - 100.00%                                  $70,018,901
=================================================================

/1/  Non-income earning securities.

See notes to financial statements.

110                              2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.98%
-----------------------------------------------------------------
WellPoint Health Networks Inc./1/             10,614  $   778,006
Bed Bath & Beyond Inc./1/                     21,332      694,783
Intuit Inc./1/                                13,902      632,958
Newmont Mining Corp.                          22,400      616,224
Starbucks Corp./1/                            28,216      582,096
Electronic Arts Inc./1/                        8,804      580,712
Stryker Corp.                                  9,829      566,150
Block (H & R) Inc.                            13,401      562,976
Anthem Inc./1/                                 8,406      546,390
Zimmer Holdings Inc./1/                       14,174      543,431
Allergan Inc.                                  9,802      533,229
Mattel Inc.                                   29,196      525,820
Biomet Inc.                                   19,584      521,522
Yum! Brands Inc./1/                           17,305      479,522
McKesson Corp.                                16,830      476,794
Danaher Corp.                                  8,158      463,782
Moody's Corp.                                  9,536      462,496
St. Jude Medical Inc./1/                      12,872      459,530
International Game Technology Inc./1/          6,574      454,526
Lexmark International Group Inc. "A"/1/        9,489      445,983
Synovus Financial Corp.                       21,569      444,753
Staples Inc./1/                               34,131      436,535
AmerisourceBergen Corp.                        5,923      423,021
Gilead Sciences Inc./1/                       12,588      422,076
AutoZone Inc./1/                               5,290      417,169
SunGard Data Systems Inc./1/                  20,606      400,787
Ecolab Inc.                                    9,414      392,846
Fiserv Inc./1/                                13,958      391,941
KLA-Tencor Corp./1/                           13,825      386,270
MedImmune Inc./1/                             18,276      382,334
Harrah's Entertainment Inc./1/                 7,894      380,570
Veritas Software Corp./1/                     25,626      376,958
Apollo Group Inc. "A"/1/                       8,667      376,408
Nextel Communications Inc. "A"/1/             48,889      369,112
Cintas Corp.                                   8,659      362,985
Health Management Associates
  Inc. "A"/1/                                 17,637      356,620
Symantec Corp./1/                             10,533      354,646
Laboratory Corp. of America Holdings/1/       10,425      352,156
IDEC Pharmaceuticals Corp./1/                  8,223      341,419
Coca-Cola Enterprises Inc.                    15,967      339,139
Quest Diagnostics Inc./1/                      5,454      335,585
Adobe Systems Inc.                            17,396      332,264
King Pharmaceuticals Inc./1/                  18,121      329,259
Pitney Bowes Inc.                             10,641      324,444
Biogen Inc./1/                                10,851      317,609
IMS Health Inc.                               21,098      315,837
Family Dollar Stores Inc.                     11,675      313,824
New York Times Co. "A"                         6,766      307,515
Darden Restaurants Inc.                       12,652      306,684
Affiliated Computer Services
  Inc. "A"/1/                                  7,089      301,637
Pepsi Bottling Group Inc.                     12,824      300,082
Microchip Technology Inc./1/                  14,587      298,304
BJ Services Co./1/                            11,438      297,388
Avery Dennison Corp.                           5,158      293,903
Mylan Laboratories Inc.                        8,585      281,073
Dollar General Corp.                          20,573      276,090
Caremark Rx Inc./1/                           16,211      275,587
Yahoo! Inc./1/                                28,532      273,051
Applera Corp. - Applied Biosystems Group      14,588      266,960
L-3 Communications Holdings Inc./1/            5,031      265,134
DST Systems Inc./1/                            8,738      257,509
RadioShack Corp./1/                           12,705      254,862
Univision Communications Inc./1/              11,145      254,106
Genzyme Corp. - General Division/1/           12,280      253,091
Express Scripts Inc. "A"/1/                    4,622      251,991
Oxford Health Plans Inc./1/                    6,422      250,073
PeopleSoft Inc./1/                            20,111      248,773
Lincare Holdings Inc./1/                       7,868      244,223
Altera Corp./1/                               28,084      243,488
Clorox Co.                                     6,042      242,768
American Standard Companies Inc./1/            3,747      238,384
Chiron Corp./1/                                6,799      237,557
Black & Decker Corp.                           5,573      233,676
Waters Corp./1/                                9,601      232,824
ENSCO International Inc.                       8,899      222,831
Amazon.com Inc./1/                            13,898      221,395
Michaels Stores Inc./1/                        4,842      221,279
ChoicePoint Inc./1/                            6,203      221,075

Schedules of Investments                                                     111
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Marriott International Inc. "A"                7,523  $   218,092
Smith International Inc./1/                    7,414      217,304
Varian Medical Systems Inc./1/                 4,975      213,875
Equifax Inc.                                   9,774      212,487
Deluxe Corp.                                   4,696      211,602
Synopsys Inc./1/                               5,493      209,558
Hershey Foods Corp.                            3,365      208,798
Ross Stores Inc.                               5,772      205,714
Halliburton Co.                               15,927      205,618
DENTSPLY International Inc.                    5,095      204,666
Sabre Holdings Corp./1/                       10,564      204,413
Novellus Systems Inc./1/                       9,787      203,667
First Health Group Corp./1/                    7,392      200,471
Westwood One Inc./1/                           5,569      199,092
Cadence Design Systems Inc./1/                19,381      197,105
Expeditors International Washington Inc.       6,873      192,032
Molex Inc.                                     8,164      192,017
Convergys Corp./1/                            12,640      189,979
Mohawk Industries Inc./1/                      3,747      186,039
Patterson Dental Co./1/                        3,628      185,681
Universal Health Services Inc. "B"/1/          3,592      183,731
Dollar Tree Stores Inc./1/                     8,305      183,042
CDW Computer Centers Inc./1/                   4,308      182,487
Ocean Energy Inc.                              9,137      182,283
Robert Half International Inc./1/             11,236      178,315
Commerce Bancorp Inc.                          4,232      175,670
Tiffany & Co.                                  8,139      174,419
Amerada Hess Corp.                             2,562      173,909
UST Inc.                                       6,162      173,830
PETsMART Inc./1/                               9,734      173,363
Brinker International Inc./1/                  6,584      170,526
Brown-Forman Corp. "B"                         2,534      169,651
Murphy Oil Corp.                               2,065      169,475
QLogic Corp./1/                                6,445      167,828
Wendy's International Inc.                     5,021      166,245
Coach Inc./1/                                  6,476      165,786
Beckman Coulter Inc.                           4,265      165,055
Whole Foods Market Inc./1/                     3,838      164,420
Siebel Systems Inc./1/                        28,488      163,806
Alliant Techsystems Inc./1/                    2,359      163,361
Federated Investors Inc. "B"                   5,990      161,670
Estee Lauder Companies Inc. "A"                5,586      160,542
Network Appliance Inc./1/                     21,660      158,768
Career Education Corp./1/                      3,279      157,418
Gallagher (Arthur J.) & Co.                    6,300      155,295
Williams-Sonoma Inc./1/                        6,537      154,469
Jabil Circuit Inc./1/                         10,351      152,988
Gentex Corp./1/                                5,521      150,116
Dun & Bradstreet Corp./1/                      4,353      146,304
Kinder Morgan Inc.                             4,049      143,537
Starwood Hotels & Resorts Worldwide Inc.       6,429      143,367
TCF Financial Corp.                            3,349      141,763
Cephalon Inc./1/                               3,381      138,012
BEA Systems Inc./1/                           26,317      136,322
IVAX Corp./1/                                 11,073      135,866
Fastenal Co.                                   4,290      135,478
BISYS Group Inc. (The)/1/                      8,048      134,482
Scripps (E.W.) Co.                             1,925      133,403
SEI Investment Co.                             5,522      131,865
CH Robinson Worldwide Inc.                     4,900      131,859
National Semiconductor Corp./1/               11,021      131,591
Maytag Corp.                                   5,659      131,176
Cooper Cameron Corp./1/                        3,141      131,168
Allied Capital Corp.                           5,942      130,070
Brocade Communications Systems Inc./1/        17,057      128,439
BMC Software Inc./1/                           9,807      128,177
Charles River Laboratories International
  Inc./1/                                      3,259      127,916
Investors Financial Services Corp.             4,699      127,202
Barr Laboratories Inc./1/                      2,017      125,639
Rent-A-Center Inc./1/                          2,415      125,459
Mid Atlantic Medical Services Inc./1/          3,451      124,926
Patterson-UTI Energy Inc./1/                   4,883      124,565
NVR Inc./1/                                      414      124,130
Abercrombie & Fitch Co. "A"/1/                 6,223      122,406
McCormick & Co. Inc.                           5,368      122,390
AdvancePCS/1/                                  5,386      121,347
Fisher Scientific International Inc./1/        3,984      120,914
Ceridian Corp./1/                              8,484      120,897
Steris Corp./1/                                4,818      120,016
Burlington Resources Inc.                      3,123      119,798

112                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Fair Isaac and Co. Inc.                        3,663  $   119,780
Network Associates Inc./1/                    11,266      119,758
Eaton Vance Corp.                              4,292      118,631
Legg Mason Inc.                                2,701      114,955
SPX Corp./1/                                   1,131      114,118
North Fork Bancorp Inc.                        3,005      113,709
Qwest Communications International
  Inc./1/                                     49,508      112,878
Millipore Corp.                                3,525      112,060
Lamar Advertising Co./1/                       3,677      111,597
Cheesecake Factory (The)/1/                    3,691      110,103
Entercom Communications Corp./1/               2,312      109,519
Millennium Pharmaceuticals Inc./1/            11,714      109,174
Viad Corp.                                     5,331      108,912
Manpower Inc.                                  3,684      108,089
Reynolds & Reynolds Co. (The) "A"              4,786      107,398
Brown & Brown Inc.                             3,535      106,050
Triad Hospitals Inc./1/                        2,794      106,032
Investment Technology Group Inc./1/            3,589      105,014
Polaris Industries Inc.                        1,691      104,842
Stanley Works (The)                            3,203      104,642
Neuberger Berman Inc.                          3,813      102,760
Henry Schein Inc./1/                           1,945      102,599
Andrx Group/1/                                 4,615      102,222
Accredo Health Inc./1/                         2,143      102,178
DaVita Inc./1/                                 4,316      101,858
Sprint Corp. (PCS Group)/1/                   51,885      101,695
Teradyne Inc./1/                              10,471      100,522
Juniper Networks Inc./1/                      20,681       99,269
BJ's Wholesale Club Inc./1/                    5,214       99,118
Herman Miller Inc.                             5,546       98,497
Harman International Industries Inc.           1,883       97,445
Mercury Interactive Corp./1/                   5,630       96,611
Cytyc Corp./1/                                 8,959       96,040
Activision Inc./1/                             3,999       95,696
Krispy Kreme Doughnuts Inc./1/                 3,022       94,468
Dreyer's Grand Ice Cream Inc.                  1,352       94,451
Sealed Air Corp./1/                            5,554       93,807
Waddell & Reed Financial Inc. "A"              5,311       93,792
Celgene Corp./1/                               5,533       93,176
Certegy Inc./1/                                4,581       92,078
Level 3 Communications Inc./1/                23,495       91,396
Renal Care Group Inc./1/                       2,727       89,691
LifePoint Hospitals Inc./1/                    2,867       89,416
Applebee's International Inc.                  4,073       89,280
Ruby Tuesday Inc.                              4,747       89,149
Leggett & Platt Inc.                           4,490       88,857
Dow Jones & Co. Inc.                           2,299       88,305
Graco Inc.                                     3,472       86,106
JDS Uniphase Corp./1/                         44,097       85,901
LSI Logic Corp./1/                            13,496       85,700
Catellus Development Corp./1/                  4,643       85,663
Chico's FAS Inc./1/                            5,300       84,429
Lam Research Corp./1/                          9,325       82,992
Zebra Technologies Corp. "A"/1/                1,569       82,671
NVIDIA Corp./1/                                9,418       80,618
Performance Food Group Co./1/                  2,370       80,485
Noble Energy Inc.                              2,369       80,475
Weight Watchers International Inc./1/          1,842       79,869
Education Management Corp./1/                  1,803       79,819
Harris Corp.                                   2,378       79,639
Broadcom Corp. "A"/1/                          7,360       78,605
DeVry Inc./1/                                  4,168       77,608
Edwards Lifesciences Corp./1/                  3,032       77,589
Jacobs Engineering Group Inc./1/               2,503       77,293
Dial Corp. (The)                               3,600       77,256
Becton, Dickinson & Co.                        2,703       76,765
Affymetrix Inc./1/                             3,678       76,502
International Flavors & Fragrances Inc.        2,389       76,090
SICOR Inc./1/                                  5,002       76,080
Catalina Marketing Corp./1/                    2,706       75,984
Doral Financial Corp.                          3,138       75,751
Wiley (John) & Sons Inc. "A"                   3,408       75,010
Fairchild Semiconductor International
  Corp. "A"/1/                                 7,912       74,927
Rowan Companies Inc.                           3,964       73,889
Iron Mountain Inc./1/                          2,954       73,820
Apogent Technologies Inc./1/                   3,948       73,670
Big Lots Inc./1/                               4,653       73,657
New York Community Bancorp Inc.                2,604       73,355
Diagnostic Products Corp.                      1,584       72,864
Intersil Corp. "A"/1/                          5,607       72,667
National-Oilwell Inc./1/                       3,741       72,501

Schedules of Investments                                                     113
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc./1/         5,339  $    71,863
O'Reilly Automotive Inc./1/                    2,503       71,636
Cerner Corp./1/                                2,034       71,617
Medicis Pharmaceutical Corp. "A"/1/            1,736       70,950
Omnicare Inc.                                  3,359       70,942
Citrix Systems Inc./1/                        11,660       70,310
Community Health Systems Inc./1/               2,623       69,850
UTStarcom Inc./1/                              4,560       69,631
GTECH Holdings Corp./1/                        2,749       68,230
Manor Care Inc./1/                             3,030       68,114
Edwards (J.D.) & Co./1/                        7,336       67,858
Mettler Toledo International Inc./1/           2,596       67,496
KPMG Consulting Inc./1/                       10,411       67,255
Watson Pharmaceuticals Inc./1/                 2,742       67,206
Pharmaceutical Product Development
  Inc./1/                                      3,430       66,336
AGCO Corp./1/                                  2,846       66,027
Agere Systems Inc. "B"/1/                     65,808       65,150
Citizens Communications Co./1/                 9,590       65,020
Donaldson Co. Inc.                             1,881       64,575
Global Payments Inc.                           2,518       64,461
Symbol Technologies Inc.                       8,381       64,282
Newfield Exploration Co./1/                    1,912       64,224
CEC Entertainment Inc./1/                      1,881       64,161
Solectron Corp./1/                            30,047       63,399
T. Rowe Price Group Inc.                       2,540       63,398
RF Micro Devices Inc./1/                      10,502       63,012
International Rectifier Corp./1/               4,028       62,917
Outback Steakhouse Inc./1/                     2,280       62,654
99 Cents Only Stores/1/                        3,024       62,597
Pixar Inc./1/                                  1,295       62,290
Henry (Jack) & Associates Inc.                 4,971       61,790
Harte-Hanks Inc.                               3,305       61,506
St. Joe Company (The)                          2,193       60,527
Varco International Inc./1/                    3,543       59,948
Allied Waste Industries Inc./1/                8,071       59,322
Thermo Electron Corp./1/                       3,627       58,504
Invitrogen Corp./1/                            1,709       58,226
Acxiom Corp./1/                                4,078       57,826
Affiliated Managers Group Inc./1/              1,296       57,815
Sanmina-SCI Corp./1/                          20,590       57,034
Hilton Hotels Corp.                            4,887       55,614
Grant Prideco Inc./1/                          6,467       55,228
Furniture Brands International Inc./1/         2,395       54,965
Tellabs Inc./1/                               13,482       54,872
Tootsie Roll Industries Inc.                   1,842       54,744
Tidewater Inc.                                 2,013       54,331
Integrated Circuit Systems Inc./1/             3,454       54,228
Advance Auto Parts Inc./1/                     1,021       53,848
Emulex Corp./1/                                4,738       53,350
Hispanic Broadcasting Corp./1/                 2,847       53,097
Copart Inc./1/                                 4,893       53,089
Human Genome Sciences Inc./1/                  4,399       53,052
WebMD Corp./1/                                10,454       52,793
Pride International Inc./1/                    4,055       52,715
BlackRock Inc./1/                              1,254       51,941
Church & Dwight Co. Inc.                       1,539       51,018
Constellation Brands Inc./1/                   2,201       50,843
Alliance Data Systems Corp./1/                 3,351       50,768
Diamond Offshore Drilling Inc.                 2,539       50,653
Scholastic Corp./1/                            1,115       49,818
Corning Inc./1/                               30,072       48,115
Comverse Technology Inc./1/                    6,841       47,819
Rational Software Corp./1/                    10,997       47,507
Talbots Inc. (The)                             1,688       47,264
PMC-Sierra Inc./1/                            12,163       47,192
CIENA Corp./1/                                15,854       47,086
Sigma-Aldrich Corp.                              952       46,905
Radio One Inc. "D"/1/                          2,832       46,700
National Instruments Corp./1/                  2,132       46,669
ARAMARK Corp. "B"/1/                           2,210       46,410
Cymer Inc./1/                                  2,485       46,320
Titan Corp. (The)/1/                           4,760       45,696
Cypress Semiconductor Corp./1/                 6,921       45,402
Perot Systems Corp. "A"/1/                     4,766       44,324
Ball Corp.                                       877       44,192
Amphenol Corp. "A"/1/                          1,417       43,927
Timberland Co. "A"/1/                          1,370       43,402
Pier 1 Imports Inc.                            2,271       43,308
Semtech Corp./1/                               4,463       43,291
E*TRADE Group Inc./1/                          9,651       42,947
American Eagle Outfitters Inc./1/              3,517       42,415
Coventry Health Care Inc./1/                   1,304       42,380

114                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
Valspar Corp. (The)                            1,127  $    42,037
CSG Systems International Inc./1/              3,853       41,998
Advanced Fibre Communications Inc./1/          3,146       41,747
Cox Radio Inc. "A"/1/                          1,594       41,699
Advanced Micro Devices Inc./1/                 7,798       41,641
Quintiles Transnational Corp./1/               4,340       41,273
Integrated Device Technology Inc./1/           3,928       41,008
VeriSign Inc./1/                               8,109       40,950
Ethan Allen Interiors Inc.                     1,238       40,062
Swift Transportation Co. Inc./1/               2,539       39,608
International Speedway Corp. "A"                 990       39,333
AmeriCredit Corp./1/                           4,843       39,083
Provident Financial Group Inc.                 1,548       38,839
Computer Associates International Inc.         4,044       38,822
Foot Locker Inc./1/                            3,879       38,751
Polycom Inc./1/                                5,528       37,535
Providian Financial Corp./1/                   7,511       36,804
Expedia Inc. "A"/1/                              720       36,468
Sybase Inc./1/                                 3,133       36,405
Getty Images Inc./1/                           1,799       36,088
John Nuveen Co. "A"                            1,583       36,013
Total System Services Inc.                     2,714       35,689
Flowserve Corp./1/                             3,566       35,660
ITT Industries Inc.                              570       35,528
TMP Worldwide Inc./1/                          3,908       35,172
University of Phoenix Online/1/                1,089       35,011
Hotels.com "A"/1/                                686       34,698
Orthodontic Centers of America Inc./1/         3,144       33,641
Pioneer Natural Resources Co./1/               1,378       33,417
Compuware Corp./1/                            10,812       32,977
SkyWest Inc.                                   2,500       32,750
Health Net Inc./1/                             1,493       32,025
Readers Digest Association Inc.
  (The) "A"                                    2,039       31,910
Columbia Sportswear Co./1/                       906       31,456
Applied Micro Circuits Corp./1/               10,967       31,366
Computer Sciences Corp./1/                     1,128       31,347
Teleflex Inc.                                    669       30,493
Newell Rubbermaid Inc.                           981       30,283
AES Corp. (The)/1/                            12,049       30,243
Tech Data Corp./1/                             1,136       29,990
Autodesk Inc.                                  2,296       29,090
Circuit City Stores Inc. - CarMax
  Group/1/                                     1,806       28,986
Rockwell Collins                               1,314       28,829
Circuit City Stores Inc.                       1,886       28,573
Forest Oil Corp./1/                            1,120       28,560
Micrel Inc./1/                                 4,581       28,219
Donnelley (R.R.) & Sons Co.                    1,190       27,977
Unisys Corp./1/                                3,974       27,818
Rouse Co.                                        862       27,541
ADC Telecommunications Inc./1/                23,526       27,054
D.R. Horton Inc.                               1,450       26,999
Shaw Group Inc. (The)/1/                       1,878       26,668
Energizer Holdings Inc./1/                       865       26,296
Macromedia Inc./1/                             3,390       26,205
CheckFree Corp./1/                             2,283       25,981
Ticketmaster "B"/1/                            1,700       25,925
Advent Software Inc./1/                        2,255       25,820
Hudson United Bancorp                            946       25,164
Rite Aid Corp./1/                             11,751       24,677
Blockbuster Inc.                                 945       23,436
PETCO Animal Supplies Inc./1/                  1,068       23,165
Westamerica Bancorp                              575       23,161
Vishay Intertechnology Inc./1/                 2,626       23,109
Jones Apparel Group Inc./1/                      740       22,718
Stilwell Financial Inc.                        1,873       22,607
Fluor Corp.                                      918       22,436
Atmel Corp./1/                                20,890       22,143
Arrow Electronics Inc./1/                      1,753       22,140
Ingram Micro Inc. "A"/1/                       1,650       21,945
Sonic Automotive Inc./1/                       1,239       21,930
Ambac Financial Group Inc.                       391       21,071
Gemstar-TV Guide International Inc./1/         8,166       20,578
Pogo Producing Co.                               601       20,470
Barnes & Noble Inc./1/                           942       19,933
RealNetworks Inc./1/                           5,462       19,718
CONSOL Energy Inc.                             1,530       19,370
Calpine Corp./1/                               7,731       19,096
Zale Corp./1/                                    626       18,880
Tektronix Inc./1/                              1,143       18,779
Metro-Goldwyn-Mayer Inc./1/                    1,566       18,714

Schedules of Investments                                                     115
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
September 30, 2002

Security                                      Shares        Value
-----------------------------------------------------------------
AMN Healthcare Services Inc./1/                1,008  $    18,648
Cumulus Media Inc. "A"/1/                      1,054       18,603
PanAmSat Corp./1/                              1,070       18,565
West Corp./1/                                  1,317       18,438
Lin TV Corp. "A"/1/                              737       18,241
PerkinElmer Inc.                               3,302       17,996
GameStop Corp./1/                                875       17,894
MKS Instruments Inc./1/                        1,575       17,199
Adaptec Inc./1/                                3,856       17,005
Meredith Corp.                                   395       17,005
Scotts Co. (The) "A"/1/                          390       16,259
Advanced Medical Optics Inc./1/                1,693       16,100
American Power Conversion Corp./1/             1,656       15,831
HCC Insurance Holdings Inc.                      658       15,799
Extended Stay America Inc./1/                  1,194       15,164
Storage Technology Corp./1/                    1,430       15,029
ICN Pharmaceuticals Inc.                       1,645       14,904
MSC Industrial Direct Co. Inc. "A"/1/          1,372       14,571
Vulcan Materials Co.                             384       13,885
CBRL Group Inc.                                  602       13,738
XTO Energy Inc.                                  643       13,252
Lennar Corp.                                     226       12,606
Callaway Golf Co.                              1,198       12,459
Cabot Corp.                                      593       12,453
HON Industries Inc.                              462       11,758
Regal Entertainment Group "A"/1/                 612       10,894
Conexant Systems Inc./1/                       9,498       10,543
MGM Grand Inc./1/                                275       10,257
Mirant Corp./1/                                4,608       10,184
Mandalay Resort Group/1/                         303       10,166
Borders Group Inc./1/                            642       10,144
Greater Bay Bancorp                              549        9,986
Amkor Technology Inc./1/                       4,082        9,715
FMC Technologies Inc./1/                         577        9,671
OM Group Inc.                                    222        9,502
National Processing Inc./1/                      542        9,209
Healthsouth Corp./1/                           2,032        8,433
PayPal Inc./1/                                   388        8,113
Alberto-Culver Co. "B"                           159        7,796
Markel Corp./1/                                   39        7,768
Pall Corp.                                       489        7,721
LaBranche & Co. Inc./1/                          376        7,614
United Rentals Inc./1/                           814        6,870
Ribapharm Inc./1/                              1,492        6,714
La-Z-Boy Inc.                                    288        6,682
ArvinMeritor Inc.                                352        6,582
Williams Companies Inc.                        2,730        6,170
i2 Technologies Inc./1/                       11,206        5,827
Silicon Valley Bancshares/1/                     297        5,028
Emmis Communications Corp./1/                    261        4,959
Avaya Inc./1/                                  3,446        4,928
JetBlue Airways Corp./1/                         102        4,114
UnitedGlobalCom Inc. "A"/1/                      279          458
-----------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $75,209,292)                                  57,023,107
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.21%
-----------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     3,982,113    3,982,113
Dreyfus Money Market Fund                    217,499      217,499
Goldman Sachs Financial Square Prime
  Obligation Fund                            158,301      158,301
Providian Temp Cash Money Market Fund        326,249      326,249
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $4,684,162)                                    4,684,162
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.19%
  (Cost $79,893,454)                                   61,707,269
-----------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - (8.19%)               (4,671,669)
-----------------------------------------------------------------

NET ASSETS - 100.00%                                  $57,035,600
=================================================================

/1/  Non-Income earning securities.

See notes to financial statements.

116                              2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2002

Security                                       Shares        Value
------------------------------------------------------------------

COMMON STOCKS - 99.79%
------------------------------------------------------------------
Entergy Corp.                                  14,760   $  614,016
Consolidated Edison Inc.                       14,086      566,539
SouthTrust Corp.                               22,961      556,804
Praxair Inc.                                   10,824      553,215
FirstEnergy Corp.                              18,362      548,840
Apache Corp.                                    9,104      541,233
Eastman Kodak Co.                              19,333      526,631
Norfolk Southern Corp.                         25,708      519,045
Newell Rubbermaid Inc.                         16,781      518,029
Unocal Corp.                                   16,203      508,612
PPG Industries Inc.                            11,183      499,880
AmSouth Bancorp                                23,952      496,764
Regions Financial Corp.                        15,190      496,257
Archer-Daniels-Midland Co.                     37,780      472,628
Fortune Brands Inc.                             9,963      471,150
Marathon Oil Corp.                             20,527      465,552
Devon Energy Corp.                              9,561      461,318
Charter One Financial Inc.                     15,328      455,538
Johnson Controls Inc.                           5,871      451,010
Equity Residential                             18,191      435,493
DTE Energy Co.                                 10,694      435,246
May Department Stores Co. (The)                19,067      434,156
St. Paul Companies Inc.                        14,861      426,808
Public Service Enterprise Group Inc.           13,652      416,386
Becton, Dickinson & Co.                        14,657      416,259
M&T Bank Corp.                                  5,234      412,492
TRW Inc.                                        7,000      409,850
Burlington Resources Inc.                      10,472      401,706
Jefferson-Pilot Corp.                           9,955      399,196
Ameren Corp.                                    9,581      399,049
Federated Department Stores Inc./1/            13,312      391,905
Marshall & Ilsley Corp.                        14,049      391,827
MBIA Inc.                                       9,800      391,510
Loews Corp.                                     8,878      380,777
Lincoln National Corp.                         12,373      377,995
CSX Corp.                                      14,062      370,956
Union Planters Corp.                           13,419      368,486
Genuine Parts Co.                              11,530      353,279
Bear Stearns Companies Inc. (The)               6,253      352,669
Cinergy Corp.                                  11,052      347,364
Aetna Inc.                                      9,667      346,175
ITT Industries Inc.                             5,490      342,192
National Commerce Financial Corp.              13,658      342,133
Apple Computer Inc./1/                         23,561      341,635
Dover Corp.                                    13,423      340,676
UNUMProvident Corp.                            16,092      327,472
Cincinnati Financial Corp.                      9,128      324,774
Countrywide Credit Industries Inc.              6,873      324,062
AON Corp.                                      15,784      323,414
Rohm & Haas Co. "A"                            10,359      321,129
PPL Corp.                                       9,767      317,818
Delphi Automotive Systems Corp.                37,130      317,462
KeySpan Corp.                                   9,323      312,321
Knight Ridder Inc.                              5,520      311,383
Simon Property Group Inc.                       8,640      308,707
North Fork Bancorp Inc.                         8,139      307,980
Huntington Bancshares Inc.                     16,382      297,989
Parker Hannifin Corp.                           7,796      297,885
Eaton Corp.                                     4,652      296,518
First Tennessee National Corp.                  8,398      291,159
PG&E Corp./1/                                  25,797      290,474
Kerr-McGee Corp.                                6,638      288,355
Popular Inc.                                    9,047      285,885
Penney (J.C.) Co. Inc.                         17,719      282,086
Ambac Financial Group Inc.                      5,205      280,497
Archstone-Smith Trust                          11,647      278,130
Plum Creek Timber Co. Inc.                     12,223      276,362
EOG Resources Inc.                              7,684      276,317
Torchmark Corp.                                 8,044      275,587
Computer Sciences Corp./1/                      9,727      270,313
SAFECO Corp.                                    8,467      269,081
Constellation Energy Group Inc.                10,850      268,972
Textron Inc.                                    7,827      266,901
Zions Bancorp                                   6,081      264,706
Prologis Trust                                 10,618      264,494
Monsanto Co.                                   17,289      264,349
MeadWestvaco Corp.                             13,225      254,052
Computer Associates International Inc.         26,445      253,872
Office Depot Inc./1/                           20,424      252,032

Schedules of Investments                                                     117
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2002

Security                                       Shares        Value
------------------------------------------------------------------
Compass Bancshares Inc.                         8,456   $  249,367
MGIC Investment Corp.                           6,037      246,491
R.J. Reynolds Tobacco Holdings Inc.             6,102      246,033
Xcel Energy Inc.                               26,229      244,192
PACCAR Inc.                                     7,207      243,525
Rockwell Collins                               10,910      239,365
Dean Foods Co./1/                               5,956      236,930
NiSource Inc.                                  13,742      236,775
Xerox Corp./1/                                 47,714      236,184
Sempra Energy                                  11,983      235,466
GreenPoint Financial Corp.                      5,633      235,121
Banknorth Group Inc.                            9,701      230,399
Clorox Co.                                      5,658      227,338
Old Republic International Corp.                7,909      224,457
Jones Apparel Group Inc./1/                     7,295      223,957
Sovereign Bancorp Inc.                         17,245      222,461
Grainger (W.W.) Inc.                            5,152      219,218
Duke-Weeks Realty Corp.                         8,900      219,118
ServiceMaster Co.                              19,997      216,967
Edison International/1/                        21,596      215,960
Vulcan Materials Co.                            5,936      214,646
General Growth Properties Inc.                  4,133      212,850
Hibernia Corp. "A"                             10,592      211,734
Public Storage Inc.                             6,598      210,476
CenturyTel Inc.                                 9,366      210,079
Apartment Investment & Management Co.
  "A"                                           5,406      210,023
Engelhard Corp.                                 8,584      204,557
Sherwin-Williams Co.                            8,597      203,577
Pepco Holdings Inc.                            10,134      202,173
VF Corp.                                        5,610      201,848
Georgia-Pacific Corp.                          15,245      199,557
Hilton Hotels Corp.                            17,532      199,514
Hershey Foods Corp.                             3,169      196,636
Nucor Corp.                                     5,183      196,436
Sigma-Aldrich Corp.                             3,975      195,848
Whirlpool Corp.                                 4,269      195,776
Eastman Chemical Co.                            5,110      195,049
Radian Group Inc.                               5,942      194,066
Pitney Bowes Inc.                               6,308      192,331
Republic Services Inc. "A"/1/                  10,179      191,365
Bard (C.R.) Inc.                                3,496      190,986
Energy East Corp.                               9,568      189,542
Kimco Realty Corp.                              6,093      189,492
Vornado Realty Trust                            4,755      187,585
Hillenbrand Industries Inc.                     3,431      186,303
Halliburton Co.                                14,414      186,085
Wisconsin Energy Corp.                          7,637      185,579
Lennar Corp.                                    3,312      184,743
Circuit City Stores Inc.                       12,142      183,951
Fidelity National Financial Inc.                6,353      182,522
Lear Corp./1/                                   4,339      180,719
SCANA Corp.                                     6,937      180,501
Centex Corp.                                    4,069      180,460
Reliant Energy Inc.                            17,791      178,088
Mercantile Bankshares Corp.                     4,646      177,338
Valero Energy Corp.                             6,689      177,058
First Virginia Banks Inc.                       4,745      176,989
Liz Claiborne Inc.                              7,062      176,197
Rockwell International Corp.                   10,805      175,797
Leggett & Platt Inc.                            8,878      175,696
Telephone & Data Systems Inc.                   3,470      175,062
Tyson Foods Inc. "A"                           14,877      173,020
Marriott International Inc. "A"                 5,957      172,693
Pactiv Corp./1/                                10,460      172,067
Edwards (A.G.) Inc.                             5,333      170,549
Valley National Bancorp                         6,283      167,128
AvalonBay Communities Inc.                      3,974      166,113
Bemis Co.                                       3,339      164,947
Washington Post Company
  (The) "B"                                       254      164,846
Boston Properties Inc.                          4,417      164,312
Starwood Hotels & Resorts Worldwide Inc.        7,353      163,972
PMI Group Inc. (The)                            5,987      162,906
Health Care Property Investors Inc.             3,802      161,965
TECO Energy Inc.                               10,163      161,388
Energizer Holdings Inc./1/                      5,292      160,877
AMB Property Corp.                              5,564      160,800
Associated Bancorp                              5,054      160,363
MGM Grand Inc./1/                               4,272      159,346
UST Inc.                                        5,613      158,343

118                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2002

Security                                       Shares        Value
------------------------------------------------------------------
Amerada Hess Corp.                              2,322  $   157,617
Stilwell Financial Inc.                        13,030      157,272
Diebold Inc.                                    4,760      156,699
Golden State Bancorp Inc.                       4,802      155,201
SPX Corp./1/                                    1,536      154,982
Pioneer Natural Resources Co./1/                6,374      154,570
Liberty Property Trust                          4,972      154,132
Commerce Bancshares Inc.                        3,895      152,178
AutoNation Inc./1/                             13,147      151,453
American Water Works Inc.                       3,382      151,040
Ball Corp.                                      2,968      149,558
XTO Energy Inc.                                 7,092      146,166
Equitable Resources Inc.                        4,211      145,490
Northeast Utilities                             8,585      145,087
Host Marriott Corp./1/                         15,564      144,434
Pinnacle West Capital Corp.                     5,166      143,408
Smurfit-Stone Container Corp./1/               11,403      143,222
Park Place Entertainment Corp./1/              17,993      143,044
SUPERVALU Inc.                                  8,855      143,008
UnionBanCal Corp.                               3,379      141,952
Phelps Dodge Corp./1/                           5,525      141,606
KB HOME                                         2,882      140,757
Protective Life Corp.                           4,562      140,373
NSTAR                                           3,524      139,374
Pulte Homes Inc.                                3,265      139,187
Humana Inc./1/                                 11,188      138,731
Donnelley (R.R.) & Sons Co.                     5,883      138,309
DPL Inc.                                        8,380      137,851
Hospitality Properties Trust                    4,159      137,746
Autoliv Inc.                                    6,489      136,788
Astoria Financial Corp.                         5,603      136,713
Sonoco Products Co.                             6,359      135,510
Sunoco Inc.                                     4,458      134,453
Rouse Co.                                       4,185      133,711
New York Community Bancorp Inc.                 4,745      133,667
Toys R Us Inc./1/                              12,889      131,210
Thermo Electron Corp./1/                        8,083      130,379
Scientific-Atlanta Inc.                        10,362      129,629
Fulton Financial Corp.                          6,833      128,460
Dana Corp.                                      9,814      128,367
Belo (A.H.) Corp.                               5,799      126,882
Wilmington Trust Corp.                          4,365      126,236
Bank of Hawaii Corp.                            4,516      125,996
New York Times Co. "A"                          2,768      125,806
Brunswick Corp.                                 5,934      124,851
City National Corp.                             2,663      124,549
Health Net Inc./1/                              5,786      124,110
Unisys Corp./1/                                17,698      123,886
Ashland Inc.                                    4,614      123,609
Bowater Inc.                                    3,473      122,597
Pentair Inc.                                    3,269      121,509
Temple-Inland Inc.                              3,123      120,641
FirstMerit Corp.                                5,601      119,973
Goodrich (B.F.) Co.                             6,348      119,850
Valassis Communications Inc./1/                 3,364      117,975
D.R. Horton Inc.                                6,314      117,567
Puget Energy Inc.                               5,754      117,439
T. Rowe Price Group Inc.                        4,683      116,888
Cullen/Frost Bankers Inc.                       3,405      116,281
Pennzoil-Quaker State Co.                       5,292      116,265
Questar Corp.                                   5,050      115,342
New Plan Excel Realty Trust                     6,251      115,268
Smithfield Foods Inc./1/                        7,334      115,144
Alliant Energy Corp.                            5,953      114,595
Anthem Inc./1/                                  1,748      113,620
Helmerich & Payne Inc.                          3,317      113,541
United Dominion Realty Trust Inc.               7,109      113,104
Nordstrom Inc.                                  6,264      112,376
AmerisourceBergen Corp.                         1,572      112,272
Pall Corp.                                      7,078      111,762
Pogo Producing Co.                              3,262      111,104
Weingarten Realty Investors                     3,035      111,081
Bausch & Lomb Inc.                              3,318      110,058
Fluor Corp.                                     4,503      110,053
Yum! Brands Inc./1/                             3,960      109,732
Webster Financial Corp.                         3,249      109,101
Allegheny Energy Inc.                           8,317      108,953
NCR Corp./1/                                    5,498      108,860
ALLETE Inc.                                     5,009      108,194
Alberto-Culver Co. "B"                          2,202      107,964
Hormel Foods Corp.                              4,916      107,562
MDU Resources Group Inc.                        4,662      106,433

Schedules of Investments                                                     119
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2002

Security                                       Shares        Value
------------------------------------------------------------------
RPM Inc.                                        7,557  $   106,251
BancorpSouth Inc.                               5,376      105,907
Martin Marietta Materials Inc.                  3,228      105,136
StanCorp Financial Group Inc.                   1,974      104,425
Hawaiian Electric Industries Inc.               2,407      103,742
Coors (Adolf) Company "B"                       1,842      103,705
Hasbro Inc.                                     9,311      103,631
Wendy's International Inc.                      3,100      102,641
Qwest Communications International
  Inc./1/                                      44,987      102,570
Avery Dennison Corp.                            1,800      102,564
Markel Corp./1/                                   514      102,379
Watson Pharmaceuticals Inc./1/                  4,175      102,329
Meredith Corp.                                  2,366      101,856
Annaly Mortgage Management Inc.                 5,489      101,272
Old National Bancorp                            4,070      101,180
Healthsouth Corp./1/                           24,231      100,559
Lyondell Chemical Co.                           8,344       99,627
McCormick & Co. Inc.                            4,369       99,613
Colonial BancGroup Inc. (The)                   7,929       98,320
Vectren Corp.                                   4,455       98,010
Lee Enterprises Inc.                            2,941       96,641
Lubrizol Corp.                                  3,418       96,627
First American Corp.                            4,704       96,103
Ryder System Inc.                               3,793       94,559
Unitrin Inc.                                    3,079       94,525
Hubbell Inc. "B"                                3,249       94,448
BMC Software Inc./1/                            7,205       94,169
BRE Properties Inc. "A"                         3,055       93,941
National Fuel Gas Co.                           4,713       93,647
CNF Transportation Inc.                         2,983       93,636
Washington Federal Inc.                         4,176       93,187
Transatlantic Holdings Inc.                     1,399       92,964
3Com Corp./1/                                  23,594       92,960
Dillards Inc. "A"                               4,589       92,606
Sky Financial Group Inc.                        4,621       92,004
Mack-Cali Realty Corp.                          2,849       91,538
Arden Realty Inc.                               3,846       90,958
Phoenix Companies Inc.                          6,641       90,450
American Power Conversion Corp./1/              9,422       90,074
HON Industries Inc.                             3,502       89,126
Snap-On Inc.                                    3,867       88,864
CarrAmerica Realty Corp.                        3,523       88,674
BorgWarner Inc.                                 1,766       87,664
Vertex Pharmaceuticals Inc./1/                  4,727       87,402
Manor Care Inc./1/                              3,886       87,357
Triad Hospitals Inc./1/                         2,297       87,171
OGE Energy Corp.                                5,139       86,695
First Midwest Bancorp Inc.                      3,223       86,570
Independence Community Bank Corp.               3,445       86,435
IMC Global Inc.                                 7,161       86,290
TCF Financial Corp.                             2,028       85,845
Berkley (W.R.) Corp.                            2,510       85,340
CenterPoint Properties Corp.                    1,533       85,082
HCC Insurance Holdings Inc.                     3,535       84,875
Valspar Corp. (The)                             2,275       84,858
Roslyn Bancorp Inc.                             4,860       84,613
Crescent Real Estate Equities Co.               5,384       84,529
Whitney Holding Corp.                           2,648       84,498
iStar Financial Inc.                            3,017       84,235
Saks Inc./1/                                    7,989       84,124
International Flavors & Fragrances Inc.         2,641       84,116
Goodyear Tire & Rubber Co.                      9,437       83,895
Kinder Morgan Inc.                              2,354       83,449
Owens-Illinois Inc./1/                          7,355       83,259
Advanced Micro Devices Inc./1/                 15,558       83,080
NICOR Inc.                                      2,943       82,993
Reebok International Ltd./1/                    3,289       82,389
Highwoods Properties Inc.                       3,519       82,345
Visteon Corp.                                   8,656       81,972
FNB Corp.                                       2,913       81,622
Leucadia National Corp.                         2,396       81,464
First Industrial Realty Trust Inc.              2,620       81,194
Dole Food Co.                                   2,789       80,965
Cablevision Systems Corp./1/                    8,931       80,915
Pittston Brink's Group                          3,610       80,864
Reckson Associates Realty Corp.                 3,550       80,834
Mandalay Resort Group/1/                        2,409       80,822
Avnet Inc.                                      7,477       80,677
Peoples Energy Corp.                            2,361       79,542

120                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2002

Security                                       Shares        Value
------------------------------------------------------------------
Hudson City Bancorp Inc.                        4,900  $    79,527
PepsiAmericas Inc.                              5,597       79,477
Camden Property Trust                           2,393       79,328
Pier 1 Imports Inc.                             4,156       79,255
Lancaster Colony Corp.                          1,880       79,186
Developers Diversified Realty Corp.             3,585       78,906
McKesson Corp.                                  2,784       78,871
Navistar International Corp.                    3,615       78,373
ArvinMeritor Inc.                               4,189       78,334
JDS Uniphase Corp./1/                          40,014       77,947
Great Plains Energy Inc.                        4,068       77,902
LSI Logic Corp./1/                             12,243       77,743
Legg Mason Inc.                                 1,815       77,246
Rayonier Inc.                                   1,843       77,240
United States Steel Corp.                       6,608       76,719
Boise Cascade Corp.                             3,362       76,654
Philadelphia Suburban Corp.                     3,775       76,633
Borders Group Inc./1/                           4,834       76,377
Teleflex Inc.                                   1,674       76,301
AmerUs Group Co.                                2,690       76,288
Delta Air Lines Inc.                            8,166       75,862
Park National Corp.                               804       75,335
Cabot Corp.                                     3,586       75,306
Millennium Pharmaceuticals Inc./1/              8,064       75,156
IKON Office Solutions Inc.                      9,500       74,860
Precision Castparts Corp.                       3,450       74,796
Tektronix Inc./1/                               4,545       74,674
Readers Digest Association Inc. (The)
  "A"                                           4,754       74,400
York International Corp.                        2,621       73,912
MONY Group Inc. (The)                           2,994       73,862
McClatchy Co. (The) "A"                         1,210       73,750
Mercury General Corp.                           1,721       73,659
IndyMac Bancorp Inc./1/                         3,800       73,226
La-Z-Boy Inc.                                   3,132       72,662
Harsco Corp.                                    2,667       72,516
Citizens Banking Corp.                          2,987       72,196
Vishay Intertechnology Inc./1/                  8,188       72,054
ICOS Corp./1/                                   3,426       71,843
OM Group Inc.                                   1,661       71,091
Alleghany Corp./1/                                374       70,873
Raymond James Financial Inc.                    2,590       70,111
American Greetings Corp. "A"                    4,354       70,099
Autodesk Inc.                                   5,511       69,824
Westamerica Bancorp                             1,706       68,718
Cooper Tire & Rubber Co.                        4,223       68,159
Packaging Corporation of America/1/             3,884       68,009
Invitrogen Corp./1/                             1,986       67,663
Citizens Communications Co./1/                  9,955       67,495
Ryland Group Inc.                               1,812       67,352
Trizec Properties Inc.                          5,921       67,203
CMS Energy Corp.                                8,321       67,067
CBRL Group Inc.                                 2,935       66,977
Clayton Homes Inc.                              6,079       66,747
Constellation Brands Inc./1/                    2,876       66,436
Ocean Energy Inc.                               3,316       66,154
Trustmark Corp.                                 2,896       66,029
Williams Companies Inc.                        29,128       65,829
Crane Co.                                       3,330       65,801
Broadcom Corp. "A"/1/                           6,135       65,522
Toll Brothers Inc./1/                           2,995       65,111
AptarGroup Inc.                                 2,391       64,246
Dial Corp. (The)                                2,982       63,994
Harris Corp.                                    1,909       63,932
Arrow Electronics Inc./1/                       5,057       63,870
Erie Indemnity Co. "A"                          1,532       63,823
Neiman-Marcus Group Inc. "A"/1/                 2,400       63,000
Newmont Mining Corp.                            2,230       61,347
Tellabs Inc./1/                                14,970       60,928
IDACORP Inc.                                    2,503       60,898
Lafarge North America Inc.                      2,100       60,837
Tech Data Corp./1/                              2,292       60,509
Storage Technology Corp./1/                     5,695       59,854
Symbol Technologies Inc.                        7,567       58,039
Solectron Corp./1/                             27,243       57,483
Apogent Technologies Inc./1/                    3,080       57,473
Hudson United Bancorp                           2,155       57,323
Foot Locker Inc./1/                             5,728       57,223
Corning Inc./1/                                35,629       57,006
Veritas Software Corp./1/                       3,842       56,516
Winn-Dixie Stores Inc.                          4,284       56,206
Noble Energy Inc.                               1,637       55,609

Schedules of Investments                                                     121
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2002

Security                                       Shares        Value
------------------------------------------------------------------
FMC Technologies Inc./1/                        3,302  $    55,342
Cousins Properties Inc.                         2,406       55,338
LaBranche & Co. Inc./1/                         2,728       55,242
Estee Lauder Companies Inc. "A"                 1,907       54,807
GATX Corp.                                      2,759       54,628
Big Lots Inc./1/                                3,443       54,503
Cummins Inc.                                    2,298       54,279
Timken Co. (The)                                3,221       53,952
AGCO Corp./1/                                   2,316       53,731
IDT Corp./1/                                    3,284       53,529
Stanley Works (The)                             1,615       52,762
Outback Steakhouse Inc./1/                      1,912       52,542
Ingram Micro Inc. "A"/1/                        3,894       51,790
Providian Financial Corp./1/                   10,541       51,651
Omnicare Inc.                                   2,414       50,984
Hercules Inc./1/                                5,377       49,522
Mirant Corp./1/                                22,398       49,500
Regency Centers Corp.                           1,587       49,197
Zale Corp./1/                                   1,631       49,191
Manpower Inc.                                   1,676       49,174
Downey Financial Corp.                          1,424       48,772
Aquila Inc.                                    11,814       48,437
KEMET Corp./1/                                  5,658       48,376
Rowan Companies Inc.                            2,590       48,278
Human Genome Sciences Inc./1/                   3,999       48,228
Agere Systems Inc. "B"/1/                      48,687       48,200
Forest City Enterprises Inc. "A"                1,473       47,873
WebMD Corp./1/                                  9,448       47,712
Pride International Inc./1/                     3,660       47,580
Lamar Advertising Co./1/                        1,567       47,558
American National Insurance Co.                   686       47,341
Extended Stay America Inc./1/                   3,698       46,965
Henry Schein Inc./1/                              890       46,948
Silicon Valley Bancshares/1/                    2,764       46,795
Tidewater Inc.                                  1,717       46,342
Albemarle Corp.                                 1,824       46,129
Murphy Oil Corp.                                  560       45,959
AK Steel Holding Corp./1/                       6,284       45,936
Greater Bay Bancorp                             2,522       45,875
American Financial Group Inc.                   1,977       45,511
Barnes & Noble Inc./1/                          2,108       44,605
Sanmina-SCI Corp./1/                           16,075       44,528
E*TRADE Group Inc./1/                           9,939       44,229
Scholastic Corp./1/                               985       44,010
ENSCO International Inc.                        1,755       43,945
American Axle & Manufacturing Holdings
  Inc./1/                                       1,756       43,865
Mattel Inc.                                     2,412       43,440
Coventry Health Care Inc./1/                    1,325       43,063
Comverse Technology Inc./1/                     6,157       43,037
AMR Corp./1/                                   10,285       42,991
Media General Inc. "A"                            845       42,968
Dow Jones & Co. Inc.                            1,107       42,520
Andrew Corp./1/                                 6,477       42,424
Allmerica Financial Corp.                       3,522       42,264
CIENA Corp./1/                                 14,106       41,895
Polo Ralph Lauren Corp./1/                      2,015       41,872
CNA Financial Corp./1/                          1,658       41,450
Emmis Communications Corp./1/                   2,173       41,287
AES Corp. (The)/1/                             16,421       41,217
Newfield Exploration Co./1/                     1,215       40,812
Calpine Corp./1/                               16,348       40,380
Scotts Co. (The) "A"/1/                           949       39,564
American Standard Companies Inc./1/               618       39,317
Peabody Energy Corp.                            1,512       38,556
Entravision Communications Corp./1/             2,873       38,067
Radio One Inc. "D"/1/                           2,285       37,680
Sybase Inc./1/                                  3,241       37,660
National-Oilwell Inc./1/                        1,934       37,481
Compuware Corp./1/                             12,282       37,460
Quintiles Transnational Corp./1/                3,929       37,365
People's Bank                                   1,651       37,032
VeriSign Inc./1/                                7,311       36,921
Genzyme Corp. - General Division/1/             1,790       36,892
Allegheny Technologies Inc.                     5,310       36,745
Nationwide Financial Services Inc.              1,376       36,739
International Speedway Corp. "A"                  921       36,591
ICN Pharmaceuticals Inc.                        4,001       36,249
Intersil Corp. "A"/1/                           2,794       36,210
ADC Telecommunications Inc./1/                 31,225       35,908
Iron Mountain Inc./1/                           1,421       35,511
Callaway Golf Co.                               3,410       35,464

122                              2002 iShares Semi-Annual Report to Shareholders
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2002

Security                                       Shares        Value
------------------------------------------------------------------
Provident Financial Group Inc.                  1,405  $    35,251
Gateway Inc./1/                                11,721       34,811
Integrated Device Technology Inc./1/            3,328       34,744
Advanced Fibre Communications Inc./1/           2,617       34,728
Rite Aid Corp./1/                              16,120       33,852
Dun & Bradstreet Corp./1/                         995       33,442
United States Cellular Corp./1/                 1,126       33,307
Capitol Federal Financial                       1,493       33,085
Varco International Inc./1/                     1,934       32,723
Loews Corporation - Carolina Group              1,739       32,711
Church & Dwight Co. Inc.                          986       32,686
GTECH Holdings Corp./1/                         1,316       32,663
Molex Inc.                                      1,331       31,305
Ethan Allen Interiors Inc.                        961       31,098
Edwards Lifesciences Corp./1/                   1,211       30,989
BOK Financial Corp./1/                            945       30,713
AVX Corp.                                       3,510       30,397
Avaya Inc./1/                                  20,860       29,830
Ceridian Corp./1/                               2,084       29,697
Reinsurance Group of America Inc.               1,143       29,535
Allied Capital Corp.                            1,342       29,376
Blockbuster Inc.                                1,173       29,090
Wesco Financial Corp.                              94       28,905
Donaldson Co. Inc.                                836       28,700
Applied Micro Circuits Corp./1/                 9,902       28,320
Hearst-Argyle Television Inc./1/                1,125       27,945
Interactive Data Corp./1/                       2,251       27,575
Renal Care Group Inc./1/                          835       27,463
Swift Transportation Co. Inc./1/                1,749       27,284
Jacobs Engineering Group Inc./1/                  870       26,866
Performance Food Group Co./1/                     780       26,489
Furniture Brands International Inc./1/          1,149       26,370
Diamond Offshore Drilling Inc.                  1,308       26,095
Forest Oil Corp./1/                             1,017       25,934
Community Health Systems Inc./1/                  968       25,778
Teradyne Inc./1/                                2,578       24,749
Hispanic Broadcasting Corp./1/                  1,310       24,432
Student Loan Corp.                                269       24,339
PerkinElmer Inc.                                4,399       23,975
Doral Financial Corp.                             987       23,826
Northwest Airlines Corp. "A"/1/                 3,559       23,774
CheckFree Corp./1/                              2,041       23,227
United Rentals Inc./1/                          2,710       22,872
National Semiconductor Corp./1/                 1,886       22,519
Continental Airlines Inc. 'B'/1/                4,171       22,482
Catellus Development Corp./1/                   1,189       21,937
Viad Corp.                                      1,059       21,635
21st Century Insurance Group                    2,081       21,455
Cox Radio Inc. "A"/1/                             810       21,190
Steelcase Inc.                                  2,002       20,961
Acxiom Corp./1/                                 1,471       20,859
Dynegy Inc. "A"                                17,897       20,761
Six Flags Inc./1/                               5,726       20,156
Coca-Cola Enterprises Inc.                        948       20,136
Harte-Hanks Inc.                                1,027       19,112
Premcor Inc./1/                                 1,200       18,828
Medicis Pharmaceutical Corp. "A"/1/               460       18,800
Harrah's Entertainment Inc./1/                    389       18,754
Gemstar-TV Guide International Inc./1/          7,431       18,726
Metro-Goldwyn-Mayer Inc./1/                     1,535       18,343
Mylan Laboratories Inc.                           554       18,138
Cumulus Media Inc. "A"/1/                         984       17,368
TMP Worldwide Inc./1/                           1,911       17,199
SkyWest Inc.                                    1,290       16,899
PanAmSat Corp./1/                                 942       16,344
Shaw Group Inc. (The)/1/                        1,127       16,003
Equifax Inc.                                      736       16,001
Applera Corp. - Applied Biosystems Group          853       15,610
Charter Communications Inc./1/                  8,350       15,531
Adaptec Inc./1/                                 3,481       15,351
Novellus Systems Inc./1/                          736       15,316
Alliance Data Systems Corp./1/                    937       14,196
Brinker International Inc./1/                     529       13,701
Affiliated Managers Group Inc./1/                 290       12,937
Scripps (E.W.) Co.                                186       12,890
Jabil Circuit Inc./1/                             866       12,799
Circuit City Stores Inc. - CarMax
  Group/1/                                        796       12,776
Cypress Semiconductor Corp./1/                  1,864       12,228

Schedules of Investments                                                     123
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
September 30, 2002

Security                                       Shares        Value
------------------------------------------------------------------
Juniper Networks Inc./1/                        2,514  $    12,067
Emulex Corp./1/                                 1,070       12,048
JetBlue Airways Corp./1/                          291       11,736
Regal Entertainment Group "A"/1/                  642       11,428
Lin TV Corp. "A"/1/                               461       11,410
Black & Decker Corp.                              268       11,237
Sonic Automotive Inc./1/                          627       11,098
Polycom Inc./1/                                 1,608       10,918
Entercom Communications Corp./1/                  223       10,564
Allied Waste Industries Inc./1/                 1,433       10,533
O'Reilly Automotive Inc./1/                       365       10,446
AmeriCredit Corp./1/                            1,271       10,257
Conexant Systems Inc./1/                        8,598        9,544
Ticketmaster "B"/1/                               612        9,333
Cooper Cameron Corp./1/                           215        8,978
Sealed Air Corp./1/                               528        8,918
Citrix Systems Inc./1/                          1,463        8,822
International Rectifier Corp./1/                  557        8,700
Atmel Corp./1/                                  7,958        8,435
Instinet Group Inc.                             2,716        8,420
GameStop Corp./1/                                 408        8,344
SICOR Inc./1/                                     534        8,122
Zebra Technologies Corp. "A"/1/                   141        7,429
UnitedGlobalCom Inc. "A"/1/                     4,501        7,382
Rent-A-Center Inc./1/                             135        7,013
Getty Images Inc./1/                              339        6,800
Neuberger Berman Inc.                             251        6,764
Rational Software Corp./1/                      1,565        6,761
MSC Industrial Direct Co. Inc. "A"/1/             600        6,372
Patterson-UTI Energy Inc./1/                      245        6,250
Steris Corp./1/                                   245        6,103
Macromedia Inc./1/                                765        5,913
Reliant Resources Inc./1/                       3,283        5,745
Titan Corp. (The)/1/                              524        5,030
Amkor Technology Inc./1/                        2,094        4,984
i2 Technologies Inc./1/                         9,249        4,809
American Eagle Outfitters Inc./1/                 390        4,703
Talbots Inc. (The)                                155        4,340
Flowserve Corp./1/                                431        4,310
Fairchild Semiconductor International
  Corp. "A"/1/                                    416        3,940
Global Payments Inc.                              146        3,738
Advanced Medical Optics Inc./1/                   385        3,661
RealNetworks Inc./1/                              938        3,386
Perot Systems Corp. "A"/1/                        234        2,176
Orthodontic Centers of America Inc./1/            185        1,980
Columbia Sportswear Co./1/                         49        1,701
Advent Software Inc./1/                           118        1,351
Ribapharm Inc./1/                                 300        1,350
MKS Instruments Inc./1/                           112        1,223
West Corp./1/                                      70          980
------------------------------------------------------------------

TOTAL COMMON STOCKS
  (Cost: $89,139,196)                                   74,325,672
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.87%
------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      3,721,498    3,721,498
Dreyfus Money Market Fund                     202,118      202,118
Goldman Sachs Financial Square
  Prime Obligation Fund                       147,106      147,106
Providian Temp Cash Money
  Market Fund                                 303,177      303,177
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $4,373,899)                                     4,373,899
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 105.66%
  (Cost $93,513,095)                                    78,699,571
------------------------------------------------------------------

Other Assets, Less Liabilities - (5.66%)                (4,213,726)
------------------------------------------------------------------

NET ASSETS - 100.00%                                   $74,485,845
==================================================================

/1/  Non-income earning securities.

See notes to financial statements.

124                              2002 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (Unaudited)

iSHARES TRUST
September 30, 2002

                                                                   iShares Russell
                           ---------------------------------------------------------------------------------------------
                                    3000     3000 Growth      3000 Value         Midcap    Midcap Growth    Midcap Value
                              Index Fund      Index Fund      Index Fund     Index Fund       Index Fund      Index Fund
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost       $1,022,274,167    $ 55,372,383    $ 84,425,003   $ 91,023,639    $ 79,893,454    $ 93,513,095
                          --------------    ------------    ------------   ------------    ------------    ------------
Investments in
  securities, at value
  (including securities
  on loan/1/) (Note 1)    $  702,432,038    $ 40,467,830    $ 67,525,175   $ 73,946,409    $ 61,707,269    $ 78,699,571
Receivables:
  Dividends and interest         890,360          48,065         125,381        102,477          25,220         156,181
                          --------------    ------------    ------------   ------------    ------------    ------------
Total Assets                 703,322,398      40,515,895      67,650,556     74,048,886      61,732,489      78,855,752
                          --------------    ------------    ------------   ------------    ------------    ------------

LIABILITIES
Payables:
  Collateral for
    securities on loan
    (Note 5)                   8,893,866         953,261       1,971,771      4,007,682       4,671,412       4,341,058
  Advisory fees (Note 2)         266,066          18,050          30,011         22,303          25,477          28,849
                          --------------    ------------    ------------   ------------    ------------    ------------
Total Liabilities              9,159,932         971,311       2,001,782      4,029,985       4,696,889       4,369,907
                          --------------    ------------    ------------   ------------    ------------    ------------
NET ASSETS                $  694,162,466    $ 39,544,584    $ 65,648,774   $ 70,018,901    $ 57,035,600    $ 74,485,845
                          ==============    ============    ============   ============    ============    ============

Net assets consist of:
  Paid-in capital         $1,131,773,032    $ 65,499,354    $ 84,537,100   $ 88,476,750    $ 84,948,835    $ 89,445,168
  Undistributed net
    investment income            539,028          30,468          61,707         50,033           8,017          78,975
  Undistributed net
    realized loss           (118,307,465)    (11,080,685)     (2,050,205)    (1,430,652)     (9,735,067)       (224,774)
  Net unrealized
    depreciation            (319,842,129)    (14,904,553)    (16,899,828)   (17,077,230)    (18,186,185)    (14,813,524)
                          --------------    ------------    ------------   ------------    ------------    ------------
NET ASSETS                $  694,162,466    $ 39,544,584    $ 65,648,774   $ 70,018,901    $ 57,035,600    $ 74,485,845
                          ==============    ============    ============   ============    ============    ============
iShares outstanding           15,250,000       1,450,000       1,200,000      1,550,000       1,200,000       1,150,000
                          ==============    ============    ============   ============    ============    ============
Net asset value per
  iShare                  $        45.52    $      27.27    $      54.71   $      45.17    $      47.53    $      64.77
                          ==============    ============    ============   ============    ============    ============

/1/ Securities on loan with market values of $8,463,696, $903,791, $1,852,618, $3,834,113, $4,478,095 and $4,148,609, respectively. See Note 5.

See notes to financial statements.

Financial Statements                                                         125

Statements of Operations (Unaudited)

iSHARES TRUST
For the six months ended September 30, 2002

                                                                        iShares Russell
                             --------------------------------------------------------------------------------------------------
                                       3000    3000 Growth       3000 Value           Midcap      Midcap Growth    Midcap Value
                                 Index Fund     Index Fund       Index Fund       Index Fund         Index Fund      Index Fund
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/               $    8,397,641   $    195,746     $    821,818     $    473,360      $    117,637    $    738,539
  Interest                            7,643            249              930              864               288             779
  Securities lending income          38,478          1,358            2,384            3,043             6,561           2,371
                             --------------   ------------     ------------     ------------      ------------    ------------
Total investment income           8,443,762        197,353          825,132          477,267           124,486         741,689
                             --------------   ------------     ------------     ------------      ------------    ------------
EXPENSES (NOTE 2)
  Advisory fees                   1,065,674         51,850           91,526           61,891            86,572          82,698
                             --------------   ------------     ------------     ------------      ------------    ------------
Total expenses                    1,065,674         51,850           91,526           61,891            86,572          82,698
                             --------------   ------------     ------------     ------------      ------------    ------------
Net investment income             7,378,088        145,503          733,606          415,376            37,914         658,991
                             --------------   ------------     ------------     ------------      ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain
    (loss) from:
    Investments                 (23,133,710)    (6,328,006)      (1,545,330)      (1,599,859)      (10,078,606)       (652,665)
    In-kind redemptions         (60,134,841)             -          619,422          397,438           578,570         649,475
                             --------------   ------------     ------------     ------------      ------------    ------------
  Net realized loss             (83,268,551)    (6,328,006)        (925,908)      (1,202,421)       (9,500,036)         (3,190)
                             --------------   ------------     ------------     ------------      ------------    ------------
  Net change in unrealized
    appreciation
    (depreciation) on
    investments                (241,154,388)    (8,825,146)     (21,888,127)     (18,404,368)      (17,684,055)    (18,203,306)
                             --------------   ------------     ------------     ------------      ------------    ------------
Net realized and
  unrealized loss              (324,422,939)   (15,153,152)     (22,814,035)     (19,606,789)      (27,184,091)    (18,206,496)
                             --------------   ------------     ------------     ------------      ------------    ------------
NET DECREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                 $ (317,044,851)  $(15,007,649)    $(22,080,429)    $(19,191,413)     $(27,146,177)   $(17,547,505)
                             ==============   ============     ============     ============      ============    ============

/1/ Net of foreign withholding tax of $770, $16, $97, $197, $35 and $312, respectively.

See notes to financial statements.

126                              2002 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

iSHARES TRUST

                                  iShares Russell 3000                 iShares Russell 3000
                                       Index Fund                       Growth Index Fund
                           -----------------------------------  ----------------------------------
                                  For the six                          For the six
                                 months ended          For the        months ended         For the
                           September 30, 2002       year ended  September 30, 2002      year ended
                                  (Unaudited)   March 31, 2002         (Unaudited)  March 31, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income    $        7,378,088  $    11,379,955  $          145,503  $      140,575
  Net realized gain
    (loss)                        (83,268,551)      50,586,766          (6,328,006)     (2,927,873)
  Net change in
    unrealized
    appreciation
    (depreciation)               (241,154,388)         662,437          (8,825,146)      3,033,329
                           ------------------  ---------------  ------------------  --------------
Net increase (decrease)
  in net assets resulting
  from operations                (317,044,851)      62,629,158         (15,007,649)        246,031
                           ------------------  ---------------  ------------------  --------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                         (7,639,120)     (10,680,502)           (120,810)       (134,625)
                           ------------------  ---------------  ------------------  --------------
Total distributions to
  iShareholders                    (7,639,120)     (10,680,502)           (120,810)       (134,625)
                           ------------------  ---------------  ------------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                    468,919,257    1,578,633,222          26,867,232      27,600,774
  iShares redeemed               (811,009,428)    (658,154,490)                  -     (20,257,453)
                           ------------------  ---------------  ------------------  --------------
Net increase (decrease)
  in net assets from
  iShares transactions           (342,090,171)     920,478,732          26,867,232       7,343,321
                           ------------------  ---------------  ------------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS                     (666,774,142)     972,427,388          11,738,773       7,454,727

NET ASSETS:

Beginning of period             1,360,936,608      388,509,220          27,805,811      20,351,084
                           ------------------  ---------------  ------------------  --------------
End of period              $      694,162,466  $ 1,360,936,608  $       39,544,584  $   27,805,811
                           ==================  ===============  ==================  ==============

Undistributed net
  investment income
  included in net assets
  at end of period         $          539,028  $       800,060  $           30,468  $        5,775
                           ==================  ===============  ==================  ==============

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                      9,400,000       25,500,000             750,000         700,000
  iShares redeemed                (15,450,000)     (10,300,000)                  -        (500,000)
                           ------------------  ---------------  ------------------  --------------
Net increase (decrease)
  in iShares outstanding           (6,050,000)      15,200,000             750,000         200,000
                           ==================  ===============  ==================  ==============

                                  iShares Russell 3000
                                    Value Index Fund
                           ----------------------------------
                                  For the six
                                 months ended         For the
                           September 30, 2002      year ended
                                  (Unaudited)  March 31, 2002
-------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSTES

OPERATIONS:
  Net investment income    $          733,606  $     862,510
  Net realized gain
    (loss)                           (925,908)      (843,422)
  Net change in
    unrealized
    appreciation
    (depreciation)                (21,888,127)     4,925,088
                           ------------------  -------------
Net increase (decrease)
  in net assets resulting
  from operations                 (22,080,429)     4,944,176
                           ------------------  -------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                           (731,521)      (819,516)
                           ------------------  -------------
Total distributions to
  iShareholders                      (731,521)      (819,516)
                           ------------------  -------------
iSHARES TRANSACTIONS:
  iShares sold                     25,141,627     30,371,648
  iShares redeemed                 (3,392,837)             -
                           ------------------  -------------
Net increase (decrease)
  in net assets from
  iShares transactions             21,748,790     30,371,648
                           ------------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS                       (1,063,160)    34,496,308

NET ASSETS:

Beginning of period                66,711,934     32,215,626
                           ------------------  -------------
End of period              $       65,648,774  $  66,711,934
                           ==================  =============
Undistributed net
  investment income
  included in net assets
  at end of period         $           61,707  $      59,622
                           ==================  =============
iSHARES ISSUED AND
 REDEEMED:

  iShares sold                        350,000        450,000
  iShares redeemed                    (50,000)             -
                           ------------------  -------------
Net increase (decrease)
  in iShares outstanding              300,000        450,000
                           ==================  =============

See notes to financial statements.

Financial Statements                                                         127
iSHARES TRUST

                                  iShares Russell Midcap                iShares Russell Midcap
                                        Index Fund                        Growth Index Fund
                           ------------------------------------  --------------------------------------
                                  For the six     For the period         For the six     For the period
                                 months ended   July 17, 2001/1/        months ended   July 17, 2001/1/
                           September 30, 2002                 to  September 30, 2002                 to
                                  (Unaudited)     March 31, 2002         (Unaudited)     March 31, 2002
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income    $          415,376   $      320,324    $          37,914    $      11,984
  Net realized loss                (1,202,421)        (427,251)          (9,500,036)        (235,733)
  Net change in
    unrealized
    appreciation
    (depreciation)                (18,404,368)       1,327,138          (17,684,055)        (502,130)
                           ------------------   --------------    -----------------    -------------
Net increase (decrease)
  in net assets resulting
  from operations                 (19,191,413)       1,220,211          (27,146,177)        (725,879)
                           ------------------   --------------    -----------------    -------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                           (405,447)        (272,904)             (34,819)          (6,155)
                           ------------------   --------------    -----------------    -------------
Total distributions to
  iShareholders                      (405,447)        (272,904)             (34,819)          (6,155)
                           ------------------   --------------    -----------------    -------------
iSHARES TRANSACTIONS:
  iShares sold                     43,861,567       79,684,124            6,699,069       81,578,610
  iShares redeemed                 (2,986,786)     (31,890,451)          (3,329,049)               -
                           ------------------   --------------    -----------------    -------------
Net increase in net
  assets from iShares
  transactions                     40,874,781       47,793,673            3,370,020       81,578,610
                           ------------------   --------------    -----------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS                       21,277,921       48,740,980          (23,810,976)      80,846,576

NET ASSETS:

Beginning of period                48,740,980                -           80,846,576                -
                           ------------------   --------------    -----------------    -------------
End of period              $       70,018,901   $   48,740,980    $      57,035,600    $  80,846,576
                           ==================   ==============    =================    =============

Undistributed net
  investment income
  included in net assets
  at end of period         $           50,033   $       40,104    $           8,017    $       4,922
                           ==================   ==============    =================    =============

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                        800,000        1,350,000              100,000        1,150,000
  iShares redeemed                    (50,000)        (550,000)             (50,000)               -
                           ------------------   --------------    -----------------    -------------
Net increase in iShares
  outstanding                         750,000          800,000               50,000        1,150,000
                           ==================   ==============    =================    =============

                                  iShares Russell Midcap
                                     Value Index Fund
                           ------------------------------------
                                  For the six    For the period
                                 months ended  July 17, 2001/1/
                           September 30, 2002                to
                                  (Unaudited)    March 31, 2002
---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income    $          658,991    $     330,830
  Net realized loss                    (3,190)        (219,446)
  Net change in
    unrealized
    appreciation
    (depreciation)                (18,203,306)       3,389,782
                           ------------------    -------------
Net increase (decrease)
  in net assets resulting
  from operations                 (17,547,505)       3,501,166
                           ------------------    -------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                           (642,035)        (265,079)
                           ------------------    -------------
Total distributions to
  iShareholders                      (642,035)        (265,079)
                           ------------------    -------------
iSHARES TRANSACTIONS:
  iShares sold                     42,391,001       51,006,767
  iShares redeemed                 (3,958,470)               -
                           ------------------    -------------
Net increase in net
  assets from iShares
  transactions                     38,432,531       51,006,767
                           ------------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS                       20,242,991       54,242,854

NET ASSETS:

Beginning of period                54,242,854                -
                           ------------------    -------------
End of period              $       74,485,845    $  54,242,854
                           ==================    =============
Undistributed net
  investment income
  included in net assets
  at end of period         $           78,975    $      62,019
                           ==================    =============
iSHARES ISSUED AND
 REDEEMED:

  iShares sold                        550,000          650,000
  iShares redeemed                    (50,000)               -
                           ------------------    -------------
Net increase in iShares
  outstanding                         500,000          650,000
                           ==================    =============

/1/  Commencement of operations.

See notes to financial statements.

128                              2002 iShares Semi-Annual Report to Shareholders

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                         iShares Russell 3000                                   iShares Russell 3000
                                              Index Fund                                          Growth Index Fund
                           -------------------------------------------------    ----------------------------------------------------
                               Six months                        Period from        Six months                           Period from
                                    ended                     May 22, 2000/1/            ended                      Jul. 24, 2000/1/
                            Sep. 30, 2002          Year ended              to    Sep. 30, 2002        Year ended                  to
                              (Unaudited)       Mar. 31, 2002   Mar. 31, 2001      (Unaudited)     Mar. 31, 2002       Mar. 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period       $       63.89      $      63.69   $       76.23      $     39.72     $       40.70      $   68.63
                            -------------      ------------   -------------      -----------     -------------      ----------
Income from investment
  operations:
  Net investment income              0.51              0.65            0.51             0.10              0.20            0.06
  Net realized and
    unrealized gain
    (loss)                         (18.37)             0.19          (12.56)          (12.46)            (0.99)         (27.93)
                            -------------      ------------   -------------      -----------     -------------      ----------
Total from investment
  operations                       (17.86)             0.84          (12.05)          (12.36)            (0.79)         (27.87)
                            -------------      ------------   -------------      -----------     -------------      ----------
Less distributions from:
  Net investment income             (0.51)            (0.64)          (0.48)           (0.09)            (0.19)          (0.06)
  Net realized gain                     -                 -           (0.01)               -                 -           (0.00)/5/
                            -------------      ------------   -------------      -----------     -------------      ----------
Total distributions                (0.51)            (0.64)          (0.49)           (0.09)            (0.19)           (0.06)
                            -------------      ------------   -------------      -----------     -------------      ----------
Net asset value, end of
  period                    $       45.52      $      63.89   $       63.69      $     27.27     $       39.72      $    40.70
                            =============      ============   =============      ===========     =============      ==========

Total return                      (28.06)%/2/          1.35%         (15.90)%/2/      (31.15)%/2/        (1.95)%        (40.62)%/2/
                            =============      ============   =============      ===========     =============      ==========

Ratios/Supplemental data:
  Net assets, end of
    period (000s)           $     694,162      $  1,360,937   $     388,509      $    39,545     $      27,806      $   20,351
  Ratio of expenses to
    average net assets/3/            0.20%             0.20%           0.20%            0.25%             0.25%           0.25%
  Ratio of net investment
    income to average net
    assets/3/                        1.38%             1.20%           1.09%            0.70%             0.47%           0.20%
  Portfolio turnover rate/4/            3%                6%              3%              17%               18%              3%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than $0.01.

See notes to financial statements.

Financial Highlights                                                         129
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                                 iShares Russell
                                               iShares Russell 3000                                   Midcap
                                                 Value Index Fund                                   Index Fund
                                ----------------------------------------------------   -----------------------------------
                                   Six months                           Period from         Six months         Period from
                                        ended                      Jul. 24, 2000/1/              ended    Jul. 17, 2001/1/
                                Sep. 30, 2002         Year ended                 to      Sep. 30, 2002                  to
                                  (Unaudited)      Mar. 31, 2002      Mar. 31, 2001        (Unaudited)       Mar. 31, 2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $     74.12        $       71.59   $       69.91        $     60.93       $       59.55
                                -----------        -------------   -------------        -----------       -------------
Income from investment
  operations:
  Net investment income                0.59                 1.25            0.83               0.28                0.46
  Net realized and unrealized
    gain (loss)                      (19.39)                2.50            1.71             (15.74)               1.32
                                -----------        -------------   -------------        -----------       -------------
Total from investment
  operations                         (18.80)                3.75            2.54             (15.46)               1.78
                                -----------        -------------   -------------        -----------       -------------
Less distributions from:
  Net investment income               (0.61)               (1.22)          (0.77)             (0.30)              (0.40)
  Net realized gain                       -                    -           (0.09)                 -                   -
                                -----------        -------------   -------------        -----------       -------------
Total distributions                   (0.61)               (1.22)          (0.86)             (0.30)              (0.40)
                                -----------        -------------   -------------        -----------       -------------

Net asset value, end of
  period                        $     54.71        $       74.12   $       71.59        $     45.17       $       60.93
                                ===========        =============   =============        ===========       =============

Total return                         (25.47)%/2/            5.34%           3.60%/2/         (25.44)%/2/           3.08%/2/
                                ===========        =============   =============        ===========       =============

Ratios/Supplemental data:
  Net assets, end of
    period (000s)               $    65,649        $      66,712   $      32,216        $    70,019       $      48,741
  Ratio of expenses to
    average net assets(3)              0.25%                0.25%           0.25%              0.20%               0.20%
  Ratio of net investment
    income to average net
    assets(3)                          2.00%                1.79%           1.67%              1.34%               1.40%
  Portfolio turnover rate(4)             13%                  15%              4%                21%                  7%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

130                              2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                              iShares Russell                    iShares Russell
                                                  Midcap                              Midcap
                                             Growth Index Fund                   Value Index Fund
                                      -------------------------------     --------------------------------
                                         Six months       Period from        Six months        Period from
                                              ended  Jul. 17, 2001/1/             ended   Jul. 17, 2001/1/
                                      Sep. 30, 2002                to     Sep. 30, 2002                 to
                                        (Unaudited)     Mar. 31, 2002       (Unaudited)      Mar. 31, 2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $       70.30   $          73.06    $       83.45   $          78.86
                                      -------------   ----------------    -------------   ----------------
Income from investment operations:
  Net investment income                        0.03               0.03             0.60               1.02
  Net realized and unrealized
    gain (loss)                              (22.77)             (2.77)          (18.65)              4.49
                                      -------------   ----------------    -------------   ----------------
Total from investment
  operations                                 (22.74)             (2.74)          (18.05)              5.51
                                      -------------   ----------------    -------------   ----------------
Less distributions from:
  Net investment income                       (0.03)             (0.02)           (0.63)             (0.92)
                                      -------------   ----------------    -------------   ----------------
Total distributions                           (0.03)             (0.02)           (0.63)             (0.92)
                                      -------------   ----------------    -------------   ----------------
Net asset value, end of period        $       47.53   $          70.30    $       64.77   $          83.45
                                      =============   ================    =============   ================

Total return/2/                              (32.35)%            (3.75)%         (21.73)%             7.14%
                                      =============   ================    =============   ================

Ratios/Supplemental data:
  Net assets, end of period (000s)    $      57,036   $         80,847    $      74,486   $         54,243
  Ratio of expenses to average
    net assets/3/                              0.25%              0.25%            0.25%              0.25%
  Ratio of net investment income to
    average net assets/3/                      0.11%              0.08%            1.99%              1.91%
  Portfolio turnover rate/4/                     36%                 5%              25%                 6%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.


Financial Highlights                                                         131

Notes to the Financial Statements (Unaudited)

iSHARES TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2002, the Trust offered 59 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Midcap, iShares Russell Midcap Growth, and iShares Russell Midcap Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

132                              2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

At March 31, 2002, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
                              Undistributed   Undistributed  Total Distributable
iShares Index Fund          Ordinary Income  Long-Term Gain             Earnings
--------------------------------------------------------------------------------
Russell 3000                $       743,363  $            -  $           743,363
Russell 3000 Growth                   5,712               -                5,712
Russell 3000 Value                   52,863               -               52,863
Russell Midcap                       38,464               -               38,464
Russell Midcap Growth                 4,922               -                4,922
Russell Midcap Value                 59,626               -               59,626
--------------------------------------------------------------------------------

For the year ended March 31, 2002, the tax characterization of distributions paid was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2002.

The following Funds had tax basis net capital loss carryforwards at March 31, 2002, the tax year-end of the Funds:

       ------------------------------------------------------------------
                                                   Expiring
       iShares Index Fund                              2010         Total
       ------------------------------------------------------------------
       Russell 3000                             $21,820,617   $21,820,617
       Russell 3000 Growth                        4,176,050     4,176,050
       Russell 3000 Value                           605,073       605,073
       Russell Midcap                                66,369        66,369
       Russell Midcap Growth                         40,231        40,231
       Russell Midcap Value                          30,986        30,986
       ------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2002, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year-end. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2002 are disclosed in the Statements of Operations.

Notes to the Financial Statements                                            133
iSHARES TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at September 30, 2002.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

       ------------------------------------------------------------
                                                           Advisory
       iShares Index Fund                                       Fee
       ------------------------------------------------------------
       Russell 3000                                            0.20%
       Russell 3000 Growth                                     0.25
       Russell 3000 Value                                      0.25
       ------------------------------------------------------------

       ------------------------------------------------------------
                                                           Advisory
       iShares Index Fund                                       Fee
       ------------------------------------------------------------
       Russell Midcap                                          0.20%
       Russell Midcap Growth                                   0.25
       Russell Midcap Value                                    0.25
       ------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

134                              2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the six months ended September 30, 2002, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. In management's opinion, all transactions were in compliance with the requirements and restrictions set forth by Rule 17a-7.

As of September 30, 2002, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2002 were as follows:

    ----------------------------------------------------------------
    iShares Index Fund                         Purchases       Sales
    ----------------------------------------------------------------
    Russell 3000                             $33,654,400 $33,509,464
    Russell 3000 Growth                        6,635,236   6,627,000
    Russell 3000 Value                         9,848,245   9,902,444
    Russell Midcap                            12,604,902  12,602,939
    Russell Midcap Growth                     24,969,564  24,947,101
    Russell Midcap Value                      16,564,164  16,520,749
    ----------------------------------------------------------------

Notes to the Financial Statements                                            135
iSHARES TRUST

In-kind transactions for the six months ended September 30, 2002 were as follows:

    -------------------------------------------------------------------
                                                  In-Kind       In-Kind
    iShares Index Fund                          Purchases         Sales
    -------------------------------------------------------------------
    Russell 3000                             $468,168,150  $809,479,381
    Russell 3000 Growth                        26,873,099             -
    Russell 3000 Value                         24,965,196     3,200,328
    Russell Midcap                             43,819,941     2,976,777
    Russell Midcap Growth                       6,699,857     3,308,711
    Russell Midcap Value                       42,269,234     3,902,147
    -------------------------------------------------------------------

At September 30, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------
                                                                                      Net
                                          Tax    Unrealized     Unrealized     Unrealized
iShares Index Fund                       Cost  Appreciation   Depreciation   Depreciation
-----------------------------------------------------------------------------------------
Russell 3000                    $1,022,274,167 $  4,563,559  $(324,405,688) $(319,842,129)
Russell 3000 Growth                55,372,383       414,992    (15,319,545)   (14,904,553)
Russell 3000 Value                 84,425,003     2,218,269    (19,118,097)   (16,899,828)
Russell Midcap                     91,023,639       910,925    (17,988,155)   (17,077,230)
Russell Midcap Growth              79,893,454     1,447,074    (19,633,259)   (18,186,185)
Russell Midcap Value               93,513,095       768,394    (15,581,918)   (14,813,524)
-----------------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

At September 30, 2002, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained

136                              2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2002, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at September 30, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.  LEGAL PROCEEDINGS

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent, which allegedly covers a mechanism for continuous pricing of exchange traded funds. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of two involving related issues. The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

Notes to the Financial Statements                                            137

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

Broad Market
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Chemicals Index Fund (IYD) * iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Internet Index Fund (IYV) * iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

Global Sector
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market
iShares MSCI EAFE Index Fund (EFA)

International/Regional
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF) iShares S&P/TSE 60 Index Fund (IKC) *

International/Emerging Country
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market
iShares S&P Global 100 Index Fund (IOO)

* Fund termination and liquidation anticipated on December 13, 2002.

This advertising section does not constitute part of the 2002 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)," "GS $ InvesTop(TM) Index," "GS $ Investment Grade Index(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

138                              2002 iShares Semi-Annual Report to Shareholders
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investors Bank & Trust Company serves as administrator, custodian, securities lending agent and transfer agent.

iShares are not sponsored, endorsed, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(c)2002 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

                                   [GRAPHIC]

iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                    1-800-iShares (474-2737) www.iShares.com

                                                                 BGI-F-006-03002
                                                                      iShares(R)




                     2002 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2002


                                    [PICTURE]


                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS


                           iSHARES S&P 100 INDEX FUND
                       iSHARES S&P GLOBAL 100 INDEX FUND
                  iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
                iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
                iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
                iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
            iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
                       iSHARES S&P EUROPE 350 INDEX FUND
                         iSHARES S&P/TSE 60 INDEX FUND
                    iSHARES S&P LATIN AMERICA 40 INDEX FUND
                        iSHARES S&P/TOPIX 150 INDEX FUND
                    iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND

Table of Contents

Shareholder Letter...............................................   1
Market Overview..................................................   3
Managers' Discussion & Analysis..................................   6
Schedules of Investments.........................................  30
   iShares S&P 100 Index Fund....................................  30
   iShares S&P Global 100 Index Fund.............................  32
   iShares S&P Global Energy Sector Index Fund...................  34
   iShares S&P Global Financials Sector Index Fund...............  36
   iShares S&P Global Healthcare Sector Index Fund...............  40
   iShares S&P Global Technology Sector Index Fund...............  42
   iShares S&P Global Telecommunications Sector Index Fund.......  45
   iShares S&P Europe 350 Index Fund.............................  47
   iShares S&P/TSE 60 Index Fund.................................  53
   iShares S&P Latin America 40 Index Fund.......................  54
   iShares S&P/TOPIX 150 Index Fund..............................  55
   iShares Nasdaq Biotechnology Index Fund.......................  58
Financial Statements.............................................  60
Financial Highlights.............................................  68
Notes to the Financial Statements................................  74
iShares Family of Funds..........................................  82

To Our Shareholders

While the second half of 2001 was a difficult period for us all, 2002 has also been a time of tumultuous market events. As a whole, the past year has seen scores of layoffs, company closings, and corporate accounting scandals in the wake of the emotional shock of September 11.

The past year has been truly remarkable for iShares considering the market environment. By the close of our second fiscal year, most traditional mutual funds had shrunk in size, hundreds had shut down entirely,/1/ and plans for dozens of new ones were quietly put on hold.

However, iShares has followed a very different course. Instead of shrinking in size, iShares' assets under management grew to over $24 billion as of September 30, 2002. In fact, the iShares family of funds became the nation's third fastest growing family of equity funds/2/ during the period June 2001 through June 2002, surpassing some of the most established and best-known mutual fund groups.

In July, iShares celebrated another milestone: the launch of the first-ever fixed income exchange traded funds. These four fixed income iShares funds -- three bond funds based on Lehman U.S. Treasury indexes, and one based on a Goldman Sachs-Registered Trademark- corporate bond index -- were greeted with an enthusiastic reception from the investment community. These new funds attracted $3 billion in assets in their first week of trading. That is an impressive beginning considering that total inflows for all U.S. bond mutual funds combined was $50 billion for the first six months of 2002./3/

With a total of 81 different funds, iShares now gives its investors nearly four times more ways to structure their portfolios than any other provider of exchange traded funds (ETFs). Total assets under management for all iShares funds have grown tenfold since they were first launched in May 2000. We believe this is a result of investors and their advisors recognizing that iShares are not merely an investment choice, but an important investment tool.

As 2002 comes to a close, iShares continues to innovate, refine and improve its family of funds. In fact, iShares decided to close three funds in response to investor interest in broader exposure to markets represented by other iShares funds. The three funds that are closing are the iShares S&P/TSE 60 Index Fund, the iShares Dow Jones U.S. Internet Index Fund, and the iShares Dow Jones U.S. Chemicals Index Fund. If you have any questions, please refer to the questions and answers section on the fund closures at www.iShares.com or call 1-800-iSHARES.

At BGI we consider the iShares family of funds "industrial strength" for four simple reasons. We think you should keep these reasons in mind when you and your advisor meet to discuss your investment objectives, and then evaluate, and perhaps rebalance your portfolio.

First, iShares strive to obtain a fundamental goal of institutional investing: taking less of a bite out of a fund's returns. iShares seek to achieve this by minimizing capital gains distributions and management fees. These are not insignificant savings. It's estimated that between 1994 and 1999, investors in diversified U.S. stock funds lost, on average, 15% of their annual gains to taxes./4/ iShares, on the other hand, are managed in a way that keeps capital gains distributions to a minimum. For example, during the calendar year 2001 none of the domestic iShares funds distributed any capital gains./5/ Additionally, the fees charged by the iShares Funds are typically about half of other actively managed mutual funds./6/

---------------------

/1/John Hechinger, Hey, Where Did My Mutual Fund Go?, The Wall Street Journal, April 17, 2002.
/2/Financial Research Corporation (FRC) database, BGI analysis.
/3/Financial Research Corporation (FRC) database, BGI analysis.
/4/Jonathan Clements, Fund Distributions are a Taxing Problem; How the Tax Man Dines on Your Funds, The Wall Street Journal, August 1999.
/5/Past performance is no guarantee of future results. There can be no assurance that iShares will not generate capital gains distributions in the future. /6/Source: Morningstar Principia, BGI analysis 6/01.

Shareholder Letter                                                             1

Second, iShares embody a key tactic of institutional investors: uncomplicated diversification. The benefits of diversification, as compared to picking individual stocks, are well documented. Although it's possible to diversify a portfolio by hand-selecting a wide variety of securities, to do it effectively is complicated and time-consuming. This is a reason why $1.56 trillion in institutional assets/7/ are invested in index funds.

Third, iShares embody a key strategy of institutional investors: modular asset allocation. Each iShare fund focuses on a very specific slice of the equity and fixed income markets. With so many different iShares to choose from, investors have tremendous flexibility in structuring their portfolios to meet specific needs.

The fourth reason iShares are "industrial strength" is that they are advised by Barclays Global Investors, one of the world's largest institutional asset managers./8/ BGI manages money for over two thousand institutional clients around the world. Also, BGI has a longer index-based investing track record than any other fund manager. In fact, over thirty years ago it was BGI that created the world's first index strategy.

Throughout the coming year we will be working closely with the financial advisor community to introduce innovative strategies and structures that we have developed for their clients' portfolios. And we continue to enhance and improve the tools, data and resources on our Web site. If you haven't visited www.iShares.com in a while, we invite you to do so and learn more about iShares. In fact, Forbes Magazine named iShares.com "Best of the Web" among all ETF sites./9/

We think you'll agree everything about iShares really is industrial strength. On behalf of the iShares family of funds and our colleagues at BGI, we thank you for making iShares a part of your portfolio, and look forward to meeting your needs in the year ahead.

    /s/ Garrett F. Bouton                       /s/ Lee T. Kranefuss
    Garrett F. Bouton                           Lee T. Kranefuss
    President and Chairman of the Board         Vice President of ishares Trust
    of Trustees of iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI. For complete information, including charges and expenses, request a prospectus by calling 1-800-iSHARES (1-800-474-2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Mutual funds and iShares are obliged to distribute portfolio gains to shareholders by year-end. These gains may be generated due to index rebalancing or to meet diversification requirements. Your own iShares trading, too, will generate tax consequences and transaction expenses. Certain traditional mutual funds can be tax efficient as well. Past performance does not guarantee future results.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or
Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

---------------------

/7/Source: Pensions & Investments, 5/27/02.
/8/Source: Pensions & Investments, 5/27/02.
/9/Forbes Winter 2001.

2                                2002 iShares Semi-Annual Report to Shareholders

Market Overview

U.S. Equity Markets

U.S. equities fell heavily in the six months under review. Stocks rallied briefly in August, but this proved to be yet another false dawn. By the end of September, the broader market indices were back languishing at six-year lows. These latest falls mean that the S&P 500 Index has almost halved in value since its peak two years ago, and some sectors, notably telecommunications and technology, have lost considerably more than that. The current bear market is now on par with the 1970s bear market in terms of the scale of decline. However, in terms of duration, this is already the longest bear market in 60 years.

With hindsight, many believe equities had become significantly overvalued during the technology bubble. Therefore, some correction was inevitable, but a number of factors have added to the gloom this year. Chief among these were the corporate accounting scandals. Sadly, these were not confined to one errant corporation but spread among many. As a result, investors have not only had to contend with a severe profits recession, but learn how to differentiate real from virtual profits. It is little wonder, given such profound uncertainties, that investors have been applying larger risk premiums to their equity valuations.

This year's further collapse in share prices, in turn, has taken a toll on investor confidence and the wider economy. The Federal Reserve Board (the "Fed") has done a remarkable job in keeping the economy moving both before and after the events of September 11. Manufacturing has been in a deep recession, but the broader economy has held up reasonably well so far. This has been due largely to continued resilient consumer spending fueled by low interest rates and a buoyant housing market. However, even with interest rates at 40-year lows, industrial production has fallen since the summer and business investment has been cut. The danger has been that, after showing some improvement earlier this year, the manufacturing sector may relapse, causing the economy to suffer a so-called "double-dip" recession.

If these factors were not enough, investors also have had to contend with the prospect of a second Gulf War. Such geopolitical risk adds greatly to market uncertainties, while the higher oil price sparked by war fears could further slow economic recovery. Against this background, forecasts for economic growth have been cut back. With profits statements remaining uniformly downbeat, investors have had little incentive to raise their risk appetite, preferring instead to seek the relative safety of bonds and cash.

U.S. Fixed Income Markets

For all the reasons equity prices have dropped this year, bond prices have risen. Due to the inverse relationship between bond prices and bond yields, yields have fallen during the period. By the end of the six-month period, yields on the 30-year bond were at the lowest levels recorded since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries had fallen to their lowest levels since 1958. The threat of war, the diminishing prospect of sustained economic recovery and the sheer distrust of equities in the corporate climate have all added to the relative attractiveness of bonds. The spike in oil prices to 19-month highs may in the past have raised the unwelcome specter of inflation and thus have been harmful to bonds. But in the low inflation environment of the reporting period, producers have had much greater difficulty passing on price increases. Therefore, rising oil prices have been much more likely to bear down on demand as consumers have absorbed higher oil prices by cutting expenditure on other discretionary purchases.

There were no changes to the targeted federal funds rate over the period, but the Fed's policy bias seemed to shift toward one of greater ease over the summer as equity prices tumbled and doubts about the strength of the economic recovery accumulated. This perceived shift helped to drag bond yields lower, particularly at the short end of the curve. So far, the prospect of increased bond supply on the back of an escalating federal budget deficit has had only limited impact on investor enthusiasm for U.S. Treasuries.

International Equity Markets

The decline in U.S. equities over the period was echoed to a greater or lesser extent in markets around the world. Though the accounting scandals were confined largely to the U.S., the negative effect on investor confidence was global. The hesitant nature of the U.S. economic

Market Overview                                                                3
recovery also has had ramifications around the globe, while geopolitical risk in the Middle East and rising oil prices have affected all markets.

In Europe, economic growth has been particularly sluggish, with the German economy most seriously affected by the downturn in international trade. However, it is not just a squeeze on exports that has dampened growth. Domestic demand has fallen due to lower business investment. Consumers, too, have been reluctant to spend. High unemployment has affected large parts of the eurozone and there have been growing doubts that the operation of a single monetary policy offers sufficient flexibility to tackle the problem. Room for policy maneuver has been further constrained by the Stability and Growth Pact, which was adopted in 1997 when the monetary union was being established and limits the size of budget deficits across the zone.

While UK equities have also fallen heavily with concerns over the pensions industry and the solvency of the insurance sector, the economy has fared somewhat more favorably, helped by a more expansive fiscal policy and a strong housing market which, like the U.S., has supported consumer confidence and spending.

Japanese equities plumbed new depths over the period with the Nikkei Dow Index recording a 19-year low. Concern has again focused on the stability of the banking system and the mountain of bad debts that continued to undermine the efficient functioning of the economy. Japanese consumer prices have now fallen for three years in a row. Such deflation has raised the real value of debt and reduced the effectiveness of monetary policy. Meanwhile the government has continued to balk at the large-scale injection of public funds deemed necessary to put the banking system back on a sounder footing.


    /s/ Francis Enderle
    Francis Enderle
    Chief Investment Officer, Global Indexing


4                                2002 iShares Semi-Annual Report to Shareholders

                      THIS PAGE INTENTIONALLY LEFT BLANK.
                                                                               5

Managers' Discussion & Analysis

iSHARES S&P 100 INDEX FUND
Performance as of 9/30/02

                 Average Annual Total Returns              Cumulative Total Returns
     ----------------------------------------------------  -------------------------
         Year Ended 9/30/02        Inception to 9/30/02       Inception to 9/30/02
     -------------------------  -------------------------  -------------------------
       NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
     (22.54)% (22.60)% (22.23)% (25.31)% (25.36)% (25.19)% (43.22)% (43.30)% (43.05)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/23/00). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/27/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                   [PIE CHART]

                                 Sector Breakout

                                  S&P 100 INDEX

                        Consumer Discretionary    13.34%
                        Consumer Staples          12.53%
                        Energy                     5.95%
                        Financials                17.60%
                        Health Care               16.51%
                        Industrials               10.66%
                        Information Technology    14.91%
                        Materials                  2.46%
                        Telecommunication Services 4.58%
                        Utilities                  1.46%

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index. For the six-month period ended September 30, 2002 (the "reporting period"), the Index declined 28.94%. For the reporting period, the iShares S&P 100 Index Fund declined 28.97%.

Markets faced downward pressure from a variety of factors during the reporting period. The economic outlook remained cloudy: a strong first quarter GDP growth figure of 6.1% gave cause for optimism, but was followed by a tepid 1.3% figure for the second quarter. Manufacturing activity slowed, and the economy created fewer jobs than had been anticipated. Notably, consumer confidence, which had risen following the September 11 attacks, appeared to have peaked during the reporting period. Consumer confidence provides indications of consumer spending levels, which generally represent two-thirds of GDP.

News from Corporate America provided no relief. The corporate scandals continued to unravel, for some firms culminating with the images of corporate executives being led away in handcuffs. Continued geopolitical tension and the threat of war in the Middle East heightened,

6                                2002 iShares Semi-Annual Report to Shareholders
contributing to stock market jitters. As the possibility of an invasion in Iraq raised concerns about supply of oil from the area, the price of oil surged to more than $30 per barrel. In response to economic conditions, the Federal Reserve Board (the "Fed") left rates unchanged during the reporting period.

Within the Index, no industry sector was exempt from the broad equity declines during the reporting period. Information technology (14.91% of the Index as of September 30, 2002) and utilities (1.46% of the Index as of September 30, 2002) were the hardest hit, posting losses of 41.73% and 38.45%, respectively. Telecommunications services (4.58% of the Index as of September 30, 2002) continued to struggle, losing 37.33%. In line with the fall in consumer confidence levels, both consumer discretionary (13.34% of the Index as of September 30) and consumer staples (12.53% of the Index as of September 30) declined over the reporting period, falling 30.36% and 12.38%, respectively.

Most of the Index's ten largest individual holdings posted significant losses. Citigroup (3.53% of the Index as of September 30, 2002) declined 35.44%, closely followed by General Electric (5.76% of the Index as of September 30, 2002), which fell 33.34%. Microsoft (5.57% of the Index as of September 30, 2002) lost 27.47%, Pfizer (4.22% of the Index as of September 30) lost 26.43%, and Exxon Mobil (5.07% of the Index as of September 30) declined 26.33%. Procter & Gamble (2.73% of the Index) was the only stock among the ten largest Index holdings to post a positive result, gaining 0.91%.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iSHARES S&P GLOBAL 100 INDEX FUND
Performance as of 9/30/02

                Average Annual Total Returns                Cumulative Total Returns
     ----------------------------------------------------  -------------------------
        Year Ended 9/30/02        Inception to 9/30/02       Inception to 9/30/02
     -------------------------  -------------------------  -------------------------
       NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
     (23.62)% (23.92)% (22.80)% (26.65)% (26.83)% (25.85)% (43.15)% (43.40)% (41.97)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (12/05/00). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (12/08/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                  [LINE GRAPH]

                              TOP 10 INDEX HOLDINGS

                     General Electric Co.              5.14%
                     Exxon Mobil Corp.                 4.52%
                     Microsoft Corp.                   4.35%
                     Pfizer Inc.                       3.76%
                     Johnson & Johnson                 3.37%
                     Citigroup Inc.                    3.14%
                     BP PLC                            3.14%
                     American International Group Inc. 2.99%
                     Wal-Mart Stores Inc.              2.83%
                     GlaxoSmithKline PLC               2.46%

The iShares S&P Global 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index. From April 1, 2002, through September 30, 2002 (the "reporting period"), the total return of the Fund was -28.58%. Over the reporting period, the total return of the corresponding S&P Global 100 Index was -28.34%.

Sluggish economic growth in the United States and in many countries around the world created a poor backdrop for the S&P Global 100 Index throughout the reporting period. Emerging corporate scandals and bankruptcies also undermined the confidence of many investors. In some cases, the mere rumor of a problem led to significant declines in a variety of stocks, even if the rumor was repeatedly denied by the company or later proven to be unfounded.

Even some areas of the market that are traditionally regarded as defensive disappointed investors. Such was the case with numerous pharmaceutical stocks, for example. Several of them faced skepticism from an increasing number of investors as generic competitors mounted successful legal challenges to patents on key products. A number of pharmaceutical makers also announced unexpected delays in rolling out new products, putting additional pressure on their shares.

8                                2002 iShares Semi-Annual Report to Shareholders

Similarly, blue-chip financial stocks were generally weaker than might have been expected, given their resilience in past downturns. For example, shares of Citigroup (3.14% of the Index as of September 30, 2002) depreciated by 35.44% over the reporting period as the company grappled with capital-market losses and worries about slowing growth.

Investors' concerns about sluggish economic growth -- and even the possibility of a double-dip recession in the United States and elsewhere -- only intensified toward the autumn, leading the S&P Global 100 Index to end the reporting period on a down note.

Managers' Discussion & Analysis                                                9

Managers' Discussion & Analysis

iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
Performance as of 9/30/02

                                Total Returns
                          -------------------------
                            Inception to 9/30/02
                          -------------------------
                            NAV    MARKET    INDEX
                          (11.33)% (11.18)% (12.69)%

"Total returns for the period since inception" represent the total change in value of an investment from the inception date of the Fund (11/12/01). A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                  [LINE GRAPH]


                   Exxon Mobil Corp.                  22.03%
                   BP PLC                             15.31%
                   TotalFinaElf SA                     9.52%
                   Royal Dutch Petroleum Co.           8.59%
                   ChevronTexaco Corp.                 7.56%
                   Shell Transport & Trading Co. PLC   5.88%
                   Eni SpA                             3.90%
                   ConocoPhillips                      3.20%
                   Schlumberger Ltd.                   2.27%
                   EnCana Corp.                        1.47%


The iShares S&P Global Energy Sector Index Fund seeks investment results that correspond generally to the price and yield, before fees and expenses, of the S&P Global Energy Sector Index. For the six-month period from April 1, 2002 through September 30, 2002 (the "reporting period"), the Index fell 20.69%. The iShares S&P Global Energy Sector Index Fund declined 19.46% for the reporting period.

Investors hoping for relief after several years of poor stock returns found little good news over the reporting period, as equity markets around the world continued to experience substantial losses. Casting a shadow over the markets was the weak global economy: in the U.S., corporate earnings were hard hit, while in Germany and France, unemployment reached above 10%. Japan remained mired in recession, despite that country's record low interest rates. In addition to the sluggish economy, there were other issues weighing on investors, including accounting improprieties at leading corporations, the threat of further terrorism, and the possibility of war with Iraq. A rare bright spot amid the news was American consumers, who continued to purchase goods and thus prop up the domestic economy. In addition, the real estate sector was relatively strong, buoyed by low interest rates. As the Federal Reserve Board kept rates at 1.75% throughout the period, mortgage rates remained attractive, spurring refinancings and thus putting money in consumers' pockets.

Global energy companies were negatively affected by the slow economic growth around the globe, and in particular by weakness in the U.S. manufacturing sector. While instability in oil-producing regions such as the Mideast can boost fuel prices and in turn provide support for energy stocks, the ongoing situation in Iraq failed to lift shares substantially. Many investors believed that the weak economic conditions globally would keep pressure on energy stocks, despite the potential for supply disruption in the event of war.

10                               2002 iShares Semi-Annual Report to Shareholders

In this difficult environment, nearly all of the ten largest stocks in the Index declined during the reporting period. Exxon Mobil Corp. (22.03% of the Index as of September 30, 2002) shares fell 26.33%. BP (15.31% of the Index as of September 30) declined 23.89%. TotalFinaElf (9.52% of the Index) and Royal Dutch Petroleum (8.59% of the Index as of September 30, 2002) both dropped, losing 12.46% and 23.70%, respectively. ChevronTexaco (7.56% of the Index as of September 30, 2002) and Shell Transport and Trading Company (5.88% of the Index) fell 21.98% and 17.35%, respectively. ENI SpA (3.90% of the Index September 30,
2002), Conoco Philips (3.20% of the Index) and Schlumberger (2.27% of the Index September 30, 2002) each ended lower, falling 2.08%, 25.38%, and 34.09%, respectively. Only EnCana Corp. (1.47% of the Index) managed to rise, its shares increasing 2.15% over the reporting period.

Managers' Discussion & Analysis                                               11

Managers' Discussion & Analysis

iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
Performance as of 9/30/02

                                Total Returns
                          -------------------------
                            Inception to 9/30/02
                          -------------------------
                            NAV    MARKET    INDEX

                         (21.19)% (21.06)% (20.79)%


"Total returns for the period since inception" represent the total change in value of an investment from the inception date of the Fund (11/12/01). A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                  [LINE GRAPH]

                   Citigroup Inc.                     5.35%
                   American International Group Inc.  5.09%
                   Bank of America Corp.              3.42%
                   HSBC Holdings PLC                  3.40%
                   Wells Fargo & Company              2.92%
                   Fannie Mae                         2.11%
                   UBS AG - Registered                1.79%
                   Royal Bank of Scotland Group PLC   1.78%
                   Wachovia Corp.                     1.60%
                   Bank One Corp.                     1.57%


The iShares S&P Global Financials Sector Index Fund seeks investment results that correspond generally to the price and yield, before fees and expenses, to the S&P Global Financials Sector Index. For the six-month period from April 1, 2002 through September 30, 2002 (the "reporting period"), the Index fell 24.60%. The iShares S&P Global Financials Sector Index Fund declined 24.68% for the same period.

A listless global economy continued to take a toll on stock markets around the world over the reporting period. Investors sold U.S. stocks as companies across a wide array of sectors reported weak earnings, and ongoing revelations of corporate wrongdoing undermined investor confidence. In Europe, political uncertainty ahead of elections helped keep German stocks from rising, while in France, unemployment was a concern, and in the U.K. manufacturing was weak. Japan continued to struggle under recessionary conditions, despite record low interest rates there. In addition, other issues negatively impacted stocks, including the possibility of war with Iraq, nervousness over further terrorism, and the potential for rising oil prices. In the U.S., interest rates remained at a 40-year low of 1.75% during the reporting period, which did serve to bolster consumer spending and the real estate market, providing some relief for the economy.

12                               2002 iShares Semi-Annual Report to Shareholders

The financial services group struggled under these generally poor investment conditions. In addition, a number of large financial companies came under scrutiny for actions during the robust stock market of the late 1990s. Still other institutions were the targets of civil lawsuits filed by shareholders. Investment banking activity, including lucrative mergers and acquisitions, was reduced substantially over the reporting period, leading to falling revenues for banks, and in turn, several waves of layoffs on Wall Street. In Europe, the health of Germany's banking system was under question, another difficulty for financial companies to overcome.

In the poor investing environment that prevailed over the reporting period, each of the ten largest stocks in the Index fell. Citigroup Inc. (5.35% of the Index as of September 30, 2002) shares declined 35.44%. American International Group (5.09% of the Index as of September 30) fell 24.07%. Bank of America (3.42% of the Index as of September 30, 2002) lost 4.59%, while HSBC Holdings (3.40% of the Index) declined 10.91%. Wells Fargo (2.92% of the Index as of September 30,
2002) moved down 1.43%, while Fannie Mae (2.11% of the Index as of September 30) lost 24.82%. UBS AG (1.79% of the Index as of September 30, 2002) shares fell 16.90%, while Royal Bank of Scotland Group (1.78% of the Index) lost 26.24%. Wachovia Corp. (1.60% of the Index as of September 30, 2002), and a new addition to the Index) and Bank One Corp. (1.57% of the Index as of September 30) dropped 10.65% and 9.54%, respectively.

Managers' Discussion & Analysis                                               13

Managers' Discussion & Analysis

iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
Performance as of 9/30/02

                                  Total Returns
                       ---------------------------------
                              Inception to 9/30/02
                       ---------------------------------
                         NAV        MARKET       INDEX
                       (21.38)%    (21.54)%     (21.33)%

"Total returns for the period since inception" represent the total change in value of an investment from the inception date of the Fund (11/13/01). A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/21/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                    Pfizer Inc.                      10.98%
                    Johnson & Johnson                 9.83%
                    GlaxoSmithKline PLC               7.18%
                    Merck & Co. INC.                  6.28%
                    Novartis Ag                       6.13%
                    Abbott Laboratories               3.86%
                    Lilly (Eli) & Co.                 3.80%
                    Amgen Inc.                        3.26%
                    Astrazeneca Plc                   3.19%
                    Medtronic Inc.                    3.12%

The iShares S&P Global Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index. For the six-month period from April 1, 2002 through September 30, 2002 (the "reporting period"), the Index fell 20.73%. The iShares S&P Global Healthcare Sector Index Fund declined 20.65% for the reporting period.

During the reporting period, weak economic conditions in the key markets of North America and Europe, together with concerns over geopolitical instability, sent stock prices lower. In the U.S., equities fell substantially on worries about company performance, ongoing corporate scandals, and rising jobless claims. Elsewhere, investors carefully assessed the resilience of U.S. consumer spending, which had been providing an important support for the economy. Despite some volatility in consumer confidence during the reporting period -- concerns about terrorism and unemployment took their toll -- Americans continued to shop and even more significantly, maintain the strong real estate market. Helping to encourage consumer spending and mortgage refinancings were record low interest rates. Faced with sluggish economic conditions, the Federal Reserve Board kept interest rates at 1.75% throughout the period.

In addition to the generally poor investing conditions, healthcare stocks struggled under a number of specific issues. Pharmaceutical stocks, which predominated among the Index's largest holdings, were particularly hard hit. In the U.S. there was no FDA commissioner during the period, which slowed the new drug approval process. In addition, several key pharmaceutical companies face expirations on their patents

14                               2002 iShares Semi-Annual Report to Shareholders
and in turn, the threat of competition from generic drug makers. Finally, a number of pharmaceutical companies had relatively spare product pipelines, putting additional pressure on share prices.

The largest holding, Pfizer (10.98% of the Index as of September 30, 2002) fell 26.43%. Johnson & Johnson (9.83% of the Index as of September 30, 2002) lost 16.15%. GlaxoSmithKline (7.18% of the Index as of September 30, 2002) and
Merck & Co. (6.28% of the Index as of September 30, 2002) both fell, declining 16.86% and 19.52%, respectively. Novartis AG (6.13% of the Index as of September 30, 2002) and Abbott Labs (3.86% of the Index as of September 30,
2002) lost 0.58% and 22.29%, respectively. Eli Lilly & Co (3.80% of the Index as of September 30, 2002) fell 26.62%, while Amgen (3.26% of the Index as of September 30, 2002) lost 30.13%. AstraZeneca (3.19% of the Index as of
September 30, 2002) declined 38.56%. Medtronic (3.12% of the Index as of September 30, 2002) ended the reporting period 6.57% lower.

Managers' Discussion & Analysis                                               15

Managers' Discussion & Analysis

iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
Performance as of 9/30/02



                                  Total Returns
                           -------------------------
                              Inception to 9/30/02
                           -------------------------
                         NAV         MARKET       INDEX
                       (46.23)%     (46.23)%     (45.32)%

"Total returns for the period since inception" represent the total change in value of an investment from the inception date of the Fund (11/12/01). A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

            Microsoft Corp.                              18.51%
            International Business Machines Corp.         7.73%
            Intel Corp.                                   7.23%
            Cisco Systems Inc.                            5.99%
            Nokia OYJ                                     4.93%
            Dell Computer Corp.                           4.77%
            Oracle Corp.                                  3.34%
            Hewlett-Packard Co.                           2.78%
            Samsung Electronics Co Ltd.                   2.72%
            Texas Instruments Inc.                        2.00%

The iShares S&P Global Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector Index. For the six-month period from April 1, 2002 to September 30, 2002 (the "reporting period"), the Index declined 44.14%. The iShares S&P Global Technology Sector Index Fund dropped 44.91% for the reporting period.

The six months of the reporting period have been exceptionally difficult ones for many investors, as stock markets around the globe have experienced substantial declines. The threat of war with Iraq, corporate accounting scandals in the U.S., weak economic growth worldwide, and concerns over the health of banks in Europe and Japan all conspired to put pressure on share prices. Extremely low interest rates in the U.S. -- the Federal Funds rate stood at 1.75% throughout the reporting period -- did help to catalyze consumer spending and keep real estate prices strong, providing a measure of support to the1 economy. However, even lower interest rates in Japan failed to lift that economy's poor performance, and in Europe, high unemployment continued to afflict Germany and France. Only marginally better were some economies in Asia, where a thriving China is sparking some export-driven growth.

Information technology stocks were among the market's worst performers over the reporting period months. Capital spending by companies, a significant source of revenue for information technology firms, was weak throughout the reporting period. Such spending has fallen dramatically over the past several years, leading to layoffs, bankruptcies and declining revenues across the information technology

16                               2002 iShares Semi-Annual Report to Shareholders
landscape. Tracing the fortunes of these stocks, the technology-heavy Nasdaq has fallen more than 70% as of September 30, 2002 since its peak in March 2000, and dropped more than 30% during the reporting period.

In this difficult environment, each of the ten largest companies in the Index registered declines during the reporting period. Top holding Microsoft (18.51% of the Index as of September 30, 2002) declined 27.47%. IBM (7.73% of the Index as of September 30, 2002) shares fell 43.71% while Intel Corp. (7.23% of the Index as of September 30, 2002) lost 54.23% during the reporting period. Cisco Systems (5.99% of the Index as of September 30) and Finland's Nokia (4.93% of the Index) both moved lower, dropping 38.10% and 37.16%, respectively. Dell Computer (4.77% of the Index as of September 30, 2002) lost 9.96%, while Oracle Corp. (3.34% of the Index as of September 30, 2002) fell 38.59%. Hewlett-Packard (2.78% of the Index as of September 30) moved lower, falling 34.27%, while Korea's Samsung Electronics (2.72% of the Index) dropped 11.82%. Texas Instruments (2.00% of the Index as of September 30, 2002) dropped 55.31%.

Managers' Discussion & Analysis                                               17

Managers' Discussion & Analysis

iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
Performance as of 9/30/02

                                  Total Returns
                         ------------------------------
                              Inception to 9/30/02
                         ------------------------------
                            NAV       MARKET     INDEX
                          (42.86)%   (42.86)%   (42.67)%

"Total returns for the period since inception" represent the total change in value of an investment from the inception date of the Fund (11/12/01). A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                  [LINE GRAPH]

                   Vodafone Group PLC                  12.82%
                   Verizon Communications Inc.         11.06%
                   SBC Communications Inc.              9.87%
                   AT&T Corp.                           6.82%
                   BellSouth Corp.                      5.07%
                   Telefonica SA                        5.01%
                   NTT DoCoMo Inc.                      4.56%
                   Nippon Telegraph & Telephone Corp.   4.29%
                   BT Group PLC                         3.30%
                   Deutsche Telekom AG                  2.93%


The iShares S&P Global Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index. For the six-month period from April 1, 2002 through September 30, 2002 (the "reporting period"), the Index fell 35.31%. The iShares S&P Global Telecommunications Sector Index Fund declined 35.44% for the reporting period.

Volatility and falling stock prices characterized financial markets across the globe during the Index's reporting period. Many investors remained highly pessimistic about prospects for equities, and there was little good news to spark a recovery in stocks. Economic conditions were weak throughout much of the world, with corporate earnings falling in the U.S., financial turmoil shaking South America, and Europe struggling to solve rising unemployment levels. While Japan was plagued by sluggish growth, there was some vigor in some Asian markets, spurred by rapid growth in China. However, this was not enough to bolster stocks, as corporate accounting scandals and talk of war with Iraq put additional pressure on prices. The ongoing stimulus by the Federal Reserve Board did help to spur consumers to keep spending and helped to maintain strong real estate prices, adding some support to the weakened U.S. economy. The federal funds rate stood at 1.75% throughout the reporting period.

Telecommunications stocks were among the market's worst performers over the reporting period. The industry continues to suffer from substantial over-investment in capacity made during the boom years of the late 1990s. Adding to the difficulties, capital spending by companies, a significant source of revenue for telecommunications firms, was weak throughout the reporting period. Such spending has

18                               2002 iShares Semi-Annual Report to Shareholders
fallen dramatically over the past several years, leading to layoffs, bankruptcies and declining revenues across the telecom landscape. In addition, accounting scandals at several prominent telecom companies have contributed to the negative stock performance for the entire sector.

Amid the turmoil, each of the ten largest companies in the Index endured losses during the reporting period. Top holding Vodafone Group (12.82% of the Index as of September 30, 2002) dropped 30.21%. Verizon Communications (11.06% of the Index as of September 30, 2002) shares fell 39.36%, while SBC Communications (9.87% of the Index as of September 30, 2002) declined 45.46%. AT&T Corp (6.82% of the Index as of September 30) lost 22.98%, and BellSouth (5.07% of the Index) fell 49.57%. Telefonica (5.01% of the Index as of September 30, 2002) lost 33.47%, while NTT Docomo (4.56% of the Index as of September 30) dropped 35.59%. Nippon Tel&Tel Co. (4.29% of the Index as of September 30, 2002) declined 11.87%, while BT Group (3.30% of the Index as of September 30) fell 34.59%, and Deutsche Telekom (2.93% of the Index) lost 42.99% over the reporting period.

Managers' Discussion & Analysis                                               19

Managers' Discussion & Analysis

iSHARES S&P EUROPE 350 INDEX FUND
Performance as of 9/30/02

            Average Annual Total Returns              Cumulative Total Returns
----------------------------------------------------  -------------------------
   Year Ended 9/30/02        Inception to 9/30/02       Inception to 9/30/02
-------------------------  -------------------------  -------------------------
  NAV     MARKET   INDEX     NAV     MARKET   INDEX     NAV     MARKET   INDEX
(19.25)% (18.75)% (19.11)% (23.29)% (22.99)% (23.04)% (43.99)% (43.51)% (43.50)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (07/25/00). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (07/28/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                  [LINE GRAPH]

                    BP PLC                             4.41%
                    GlaxoSmithKline PLC                3.46%
                    Novartis AG                        2.95%
                    HSBC Holdings PLC                  2.81%
                    TotalFinaElf SA                    2.74%
                    Vodafone Group PLC                 2.56%
                    Nestle SA                          2.49%
                    Royal Dutch Petroleum Co.          2.48%
                    Nokia OYJ                          1.86%
                    Shell Transport & Trading Co. PLC  1.70%

The iShares S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index. The S&P Europe 350 Index measures the equity performance of leading companies in the United Kingdom, 15 countries in the Euro Zone (which includes the European Monetary Union countries plus Denmark, Norway, Sweden and Switzerland) and the United States. From April 1, 2002, through September 30, 2002 (the "reporting period"), the total return of the Fund was -26.08%. Over the same period, the total return of the corresponding S&P Europe 350 Index was -26.12%.

Europe's equity markets reflected the cautious mood of investors over the reporting period. Amid the global economic slowdown, many investors favored defensive stocks, such as those of Swiss pharmaceutical giant Novartis AG and Swiss food maker Nestle SA (respectively 2.95% and 2.49% of the Index as of September 30, 2002). Although these stocks posted a loss during the reporting period, their declines were much less severe than those of most shares in more growth-oriented areas.

Not all so-called "defensive" holdings proved to be safe harbors, however. Like several other pharmaceutical stocks, shares of GlaxoSmithKline PLC (the Index's second-largest holding as of September 30, 2002, with a weighting of 3.46%) suffered a double-digit loss over the reporting period. In addition, numerous financial companies (collectively 24.98% of the Index as of September 30, 2002) dealt a

20                               2002 iShares Semi-Annual Report to Shareholders
blow to investor confidence as they set aside larger-than-expected bad-debt provisions due to the poor economic environment and corporate bankruptcies.

In most cases, however, these losses paled in comparison to those of many telecommunications services and information technology stocks (respectively 7.80% and 3.16% of the Index as of September 30, 2002). For example, shares of both Britain's Vodafone Group PLC and Finland's Nokia OYJ (respectively 2.56% and 1.86% of the Index as of September 30, 2002) faced intense selling pressure as the growth prospects for wireless communications seemed to dim.

Shares of the Index's energy companies (13.37% of the Index as of September 30, 2002) were also quite weak over the reporting period. Britain's BP PLC, for example, depreciated 23.89% from April 1 through September 30, 2002. (As of September 30, 2002, BP was the Index's largest stock with a weighting of 4.41%.) Early in the reporting period, BP's shares and those of several other energy companies were buoyed when political tensions in the Middle East and OPEC production cuts helped raise crude-oil prices. But the gains were more than offset by the impact of sluggish worldwide demand for oil and petroleum products. As the reporting period ended, the global downturn was also weighing heavily on many other stocks in the Index.

Managers' Discussion & Analysis                                               21

Managers' Discussion & Analysis

iSHARES S&P/TSE 60 INDEX FUND
Performance as of 9/30/02

            Average Annual Total Returns              Cumulative Total Returns
----------------------------------------------------  -------------------------
   Year Ended 9/30/02        Inception to 9/30/02       Inception to 9/30/02
-------------------------  -------------------------  -------------------------
  NAV     MARKET   INDEX     NAV     MARKET   INDEX     NAV    MARKET    INDEX
(12.19)% (12.50)% (11.65)% (19.17)% (19.39)% (21.72)% (38.76)% (39.14)% (43.11)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (06/12/00). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (06/19/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout

                                S&P/TSE 60 INDEX

                                  [PIE CHART]

                       Consumer Discretionary       6.76%
                       Consumer Staples             3.71%
                       Energy                      18.00%
                       Financials                  35.16%
                       Health Care                  2.05%
                       Industrials                  5.79%
                       Information Technology       2.70%
                       Materials                   14.01%
                       Telecommunication Services   6.73%
                       Utilities                    5.09%

The iShares S&P/TSE 60 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSE 60 Index. The Index measures the performance of the largest publicly traded stocks in Canada. From April 1, 2002, through September 30, 2002 (the "reporting period"), the total return of the Fund was -21.53%. Over the reporting period, the total return of the corresponding S&P/TSE 60 Index was -21.21%.

Several different factors drove the S&P/TSE 60 Index down over the reporting period. The poor economic conditions existing in many of Canada's key export markets were among the most important factors. The global downturn put pressure on a host of Canadian exporters. Although some of them (including EnCana, 5.33% of the S&P/TSE 60 Index as of September 30, 2002) still managed to post modest share-price gains over the period, this was largely because the strength of the Canadian dollar versus the U.S. dollar helped buoy market returns for U.S. dollar-based investors.

22                              2002 iShares Semi-Annual Report to Shareholders

For more domestically oriented Canadian companies, the picture appeared to be brighter early in the reporting period. Many companies in the financial sector (35.16% of the Index as of September 30, 2002) and other areas of the market benefited from the continued strength of consumer activity in Canada. Over the summer, however, the Canadian central bank's decision to raise interest rates cooled off domestic demand somewhat and put pressure on the equity market. Several financial companies also reported significant losses arising from loans to the troubled telecommunications sector and to bankrupt companies in other industries. The news led to considerable declines in several of Canada's largest financial stocks.

The summer also brought some disappointing news for some of Canada's largest companies. In July, Standard & Poor's opted to remove the shares of companies such as Barrick Gold (3.13% of the Index as of September 30, 2002) from the S&P 500 Index. S&P said its decision was motivated by a desire to eliminate any overlap between its U.S. and foreign indices and not by any particular change in the fundamentals of the companies themselves. Nonetheless, the move led to significant, albeit mostly temporary, declines in the affected stocks as indexers adjusted their portfolios.

As the reporting period ended, investors' persistent concerns about the direction of the global economy continued to weigh on the S&P/TSE 60 Index.

Managers' Discussion & Analysis                                              23

Managers' Discussion & Analysis

iSHARES S&P LATIN AMERICA 40 INDEX FUND
Performance as of 9/30/02

                                 Total Returns
                          ---------------------------
                              Inception to 9/30/02
                          ---------------------------
                            NAV      MARKET    INDEX
                          (23.98)%  (23.57)%  (24.87)%

"Total returns for the period since inception" represent the total change in value of an investment from the inception date of the Fund (10/25/01). A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                  [LINE GRAPH]

         Telefonos de Mexico SA de CV "L"                     18.98%
         Cemex SA de CV "CPO"                                 11.46%
         America Movil SA de CV "L"                            8.06%
         Petroleo Brasileiro SA                                5.77%
         Companhia Vale Do Rio Doce                            5.35%
         Walmart de Mexico SA de CV "V"                        5.01%
         Grupo Financiero BBVA Bancomer SA de CV "B"           4.50%
         Companhia de Bebidas das Americas                     4.28%
         Grupo Televisa SA "CPO"                               3.66%
         Banco Itau SA                                         2.84%

The iShares S&P Latin America 40 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index. The Index is comprised of highly liquid securities trading on the stock exchanges of Mexico, Brazil, Argentina and Chile. From April 1, 2002, through September 30, 2002 (the "reporting period"), the total return of the iShares S&P Latin America 40 Index Fund was -40.22%. Over the reporting period, the total return of the corresponding S&P Latin America 40 Index was -41.16%.

Macroeconomic concerns and political worries weighed heavily on many shares in the S&P Latin America 40 Index over the reporting period.

Brazil's stock market was particularly weak, due to both political and macroeconomic issues. Early in the reporting period, many investors became alarmed about the relatively high levels that Brazil's government debt had reached. This problem also led U.S. credit-rating agencies to downgrade Brazilian sovereign debt to junk-bond level from investment-grade status, a move that undermined confidence in Brazil's equity market as well.

Over the summer, many investors also became concerned that a leftist candidate would win Brazil's presidential elections (scheduled for October 2002) and derail the country's free-market reforms. The subsequent exodus of international capital from Brazil led to severe declines in many of the country's largest and most liquid shares, such as Petrobras PN (Petroleo Brasileiro SA). That stock (5.77% of the

24                               2002 iShares Semi-Annual Report to Shareholders

Index as of September 30, 2002) declined by 61.08% over the reporting period. The outflow of foreign capital from Brazil's equity market also led to a steep depreciation of the country's currency versus the U.S. dollar, further depressing returns for U.S. dollar-based investors.

Although Mexico's equity market did not decline as much as Brazil's, it too posted a significant decline in absolute terms over the reporting period. The Mexican peso's growing weakness versus the U.S. dollar was one of the main concerns for many investors. Although the depreciation was generally a boon for Mexican exporters, it created a predicament for domestically oriented Mexican companies with a significant amount of U.S. dollar-denominated debt: Even though they were generating revenues in the increasingly weaker peso, they still had to service debt (and, in some cases, pay for capital equipment) in the stronger U.S. dollar. Shares of Telefonos de Mexico, S.A. de C.V. Series L (the Mexican equity market's largest and most liquid stock as well as the S&P Latin America 40 Index's largest stock as of September 30, 2002, with a weighting of 18.98%) also declined by 28.46% over the reporting period as investor sentiment toward the Mexican equity market became more pessimistic.

In addition to these domestic issues, shares of many companies in Brazil, Mexico and other countries of Latin America were depressed by sluggish demand in key export markets, particularly the United States. This trend exerted considerable pressure on the S&P Latin America 40 Index throughout the reporting period.

Managers' Discussion & Analysis                                               25

Managers' Discussion & Analysis

iSHARES S&P/TOPIX 150 INDEX FUND
Performance as of 9/30/02

                                 Total Returns
                          ---------------------------
                             Inception to 9/30/02
                          ---------------------------
                            NAV     MARKET     INDEX
                          (14.34)%  (14.89)%  (13.93)%

"Total returns for the period since inception" represent the total change in value of an investment from the inception date of the Fund (10/23/01). A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                  [LINE GRAPH]

                 Toyota Motor Corp.                       6.07%
                 Sony Corp.                               3.77%
                 NTT DoCoMo Inc.                          3.11%
                 Takeda Chemical Industries Ltd.          3.03%
                 Nippon Telegraph & Telephone Corp.       2.92%
                 Honda Motor Co. Ltd.                     2.74%
                 Canon Inc.                               2.51%
                 Nomura Holdings, Inc.                    2.42%
                 Tokyo Electric Power Co. Inc.            2.04%
                 Matsushita Electric Industrial Co. Ltd.  1.85%

The iShares S&P/Topix 150 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Topix 150 Index. The Index includes 150 highly liquid securities selected from each major sector of the Tokyo stock exchange. From April 1, 2002, through September 30, 2002 (the "reporting period"), the total return of the Fund was -9.92%. Over the reporting period, the total return of the corresponding S&P/Topix 150 Index was -9.62%.

The S&P/Topix 150 Index faced a headwind caused by both domestic and external factors over the reporting period. Slow economic growth in the United States, parts of Europe and other regions led to disappointing results for some Japanese exporters and corresponding declines in their share prices. Economic activity in Japan itself also remained quite subdued. As the country's unemployment rate reached near-record levels over the spring, Japanese consumers became more reluctant to spend. This trend depressed shares of more domestically oriented companies in the S&P/Topix 150 Index. Shares of Japanese communications companies, such as NTT DoCoMo Inc. (3.11% of the Index as of September 30, 2002) were even weaker. NTT DoCoMo's stock, for example, depreciated by 35.59% over the reporting period. The company posted significant losses after writing off some of its foreign investments.

While the outlook remained generally poor for domestically oriented Japanese companies and capital-goods exporters over the reporting period, continued strength in U.S. consumer demand and the yen's weakness helped to boost some exporters' stocks, including those of

26                               2002 iShares Semi-Annual Report to Shareholders

Honda Motor Corp. (2.74% of the Index as of September 30, 2002) and several other Japanese automakers. Their strength could not offset weakness in other areas of the market, however.

Nonetheless, quite a few international investors apparently viewed the Japanese equity market as a relatively appealing alternative to the weak U.S. stock market. The corporate accounting scandals and bankruptcies that emerged in the U.S. over the reporting period helped to hasten international capital flows into Japan. But the newfound attention was a double-edged sword: It initially helped to lift the country's equity market, but it also drove up the value of the yen versus the dollar -- making numerous Japanese goods less competitive in overseas markets.

Managers' Discussion & Analysis                                               27

Managers' Discussion & Analysis

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
Performance as of 9/30/02

           Average Annual Total Returns               Cumulative Total Returns
----------------------------------------------------  -------------------------
    Year Ended 9/30/02        Inception to 9/30/02      Inception to 9/30/02
-------------------------  -------------------------  -------------------------
  NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
(37.49)% (37.69)% (37.11)% (37.00)% (37.11)% (36.98)% (53.38)% (53.52)% (53.32)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (02/05/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (02/09/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                  [LINE GRAPH]

                  Amgen Inc.                       19.13%
                  Gilead Sciences Inc.              3.11%
                  Chiron Corp.                      3.02%
                  IDEC Pharmaceuticals Corp.        2.96%
                  Medimmune Inc.                    2.51%
                  Genzyme Corp. - General
                  Division                          2.35%
                  Biogen Inc.                       2.16%
                  Amylin Pharmaceuticals Inc.       1.83%
                  InterMune Inc.                    1.61%
                  Millennium Pharmaceuticals Inc.   1.58%


The iShares Nasdaq Biotechnology Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Biotechnology Index. For the six-month period ended September 30, 2002 (the "reporting period"), the Index declined 39.84%. For the reporting period, the iShares Nasdaq Biotechnology Fund declined 39.88%.

Equity markets declined during the reporting period, facing downward pressure on economic, corporate, and political fronts. Weak economic indicators continued to cloud the outlook for recovery: despite a robust first quarter GDP growth rate of 6.1%, second quarter growth was reported at a sluggish 1.3%. The labor market remained soft, housing starts declined, and the U.S. dollar continued weakening. Growing investor skepticism about corporate leadership was deserved: earlier investigations of corporate scandals broadened to include even more companies. Earnings warnings also grew during the reporting period. As Americans marked the one-year anniversary of the tragic events of September 11, 2001, geopolitical tensions continued to weigh heavily on the markets. The possibility of war with Iraq drove the price of oil above $30 per barrel, its highest level in more than a year. Although equities declined across the board over the reporting period, smaller company shares were the hardest hit.

28                               2002 iShares Semi-Annual Report to Shareholders

Responding to the sense of uncertainty on these fronts, investors generally retreated away from growth-oriented stocks toward the relative stability of value-oriented stocks. Biotechnology stocks, which had been viewed by many investors as the "next growth opportunity" when technology stock values had begun to decline, were abandoned during the reporting period as this group was particularly hard hit.

Most of the ten largest holdings within the Index posted declines. Genzyme Corporation (2.35% of the Index as of September 30, 2002) fell 52.81%, while Medimmune (2.51% of the Index as of September 30, 2002) lost 46.81%. Biogen (2.16% of the Index as of September 30, 2002) declined 40.34%, and IDEC Pharmaceuticals (2.96% of the Index as of September 30, 2002) fell 35.43%. Global biotechnology company Amgen, at 19.13% the largest weighting in the Index, declined 30.13%. On the positive side, Amylin Pharmaceuticals (1.83% of the Index as of September 30) gained 66.03%, and Intermune (1.61% of the Index) returned 9.15% over the reporting period.

Managers' Discussion & Analysis                                               29

Schedule of Investments (Unaudited)

iSHARES S&P 100 INDEX FUND
September 30, 2002

Security                                    Shares         Value
----------------------------------------------------------------
COMMON STOCKS - 99.81%
General Electric Co.                       348,107  $  8,580,837
Microsoft Corp./1/                         189,443     8,286,237
Wal-Mart Stores Inc.                       155,634     7,663,418
Exxon Mobil Corp.                          236,262     7,536,758
Pfizer Inc.                                216,244     6,275,401
Johnson & Johnson                          103,917     5,619,831
Citigroup Inc.                             176,611     5,236,516
American International Group Inc.           91,334     4,995,970
Coca-Cola Co. (The)                         86,835     4,164,607
Procter & Gamble Co.                        45,460     4,063,215
Merck & Co. Inc.                            78,604     3,592,989
International Business Machines Corp.       59,210     3,457,272
Bank of America Corp.                       52,380     3,341,844
Intel Corp.                                233,187     3,238,967
Philip Morris Companies Inc.                73,808     2,863,750
Wells Fargo & Company                       59,376     2,859,548
Cisco Systems Inc./1/                      255,943     2,682,283
Verizon Communications Inc.                 95,501     2,620,547
Viacom Inc. "B"/1/                          61,700     2,501,935
SBC Communications Inc.                    116,277     2,337,168
PepsiCo Inc.                                62,043     2,292,489
Home Depot Inc.                             82,429     2,151,397
Amgen Inc./1/                               44,734     1,865,408
AOL Time Warner Inc./1/                    156,150     1,826,955
Medtronic Inc.                              42,476     1,789,089
Pharmacia Corp.                             45,129     1,754,615
AT&T Corp.                                 134,763     1,618,504
Bristol-Myers Squibb Co.                    67,763     1,612,759
Anheuser-Busch Companies Inc.               30,358     1,536,115
Bank One Corp.                              41,069     1,535,981
3M Co.                                      13,644     1,500,431
Oracle Corp./1/                            189,942     1,492,944
American Express Co.                        46,481     1,449,278
JP Morgan Chase & Co.                       69,794     1,325,388
Morgan Stanley                              38,352     1,299,366
Du Pont (E.I.) de Nemours & Co.             34,739     1,253,036
Hewlett-Packard Co.                        106,903     1,247,558
U.S. Bancorp                                66,933     1,243,615
Goldman Sachs Group Inc. (The)              16,884     1,114,850
Gillette Co. (The)                          37,024     1,095,910
Walt Disney Co. (The)                       71,334     1,079,997
Colgate-Palmolive Co.                       18,987     1,024,349
Boeing Co. (The)                            29,359     1,002,023
Merrill Lynch & Co. Inc.                    30,284       997,858
Tyco International Ltd.                     69,817       984,420
United Technologies Corp.                   16,516       932,989
Texas Instruments Inc.                      60,667       896,052
Dow Chemical Co. (The)                      31,858       870,042
HCA Inc.                                    18,202       866,597
McDonald's Corp.                            44,654       788,590
Schlumberger Ltd.                           20,209       777,238
General Motors Corp. "A"                    19,628       763,529
Clear Channel Communications Inc./1/        21,433       744,797
Southern Co.                                24,835       714,751
Baxter International Inc.                   21,143       645,919
Ford Motor Company                          63,794       625,181
Honeywell International Inc.                28,674       621,079
General Dynamics Corp.                       7,065       574,596
Alcoa Inc.                                  29,488       569,118
International Paper Co.                     16,829       561,920
Exelon Corp.                                11,265       535,087
FedEx Corp.                                 10,421       521,779
Sara Lee Corp.                              27,433       501,749
Sears, Roebuck and Co.                      11,040       430,560
Lehman Brothers Holdings Inc.                8,522       418,004
Raytheon Co.                                14,072       412,310
Heinz (H.J.) Co.                            12,241       408,482
Avon Products Inc.                           8,272       381,339
Hartford Financial Services Group Inc.       8,657       354,937
EMC Corp./1/                                77,290       353,215
CIGNA Corp.                                  4,917       347,878
Baker Hughes Inc.                           11,793       342,351
American Electric Power Co. Inc.            11,804       336,532
Weyerhaeuser Co.                             7,644       334,578
Entergy Corp.                                7,808       324,813
Burlington Northern Santa Fe Corp.          13,289       317,873
Campbell Soup Co.                           14,351       316,870
Eastman Kodak Co.                           10,193       277,657
Norfolk Southern Corp.                      13,620       274,988

30                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P 100 INDEX FUND
September 30, 2002

Security                                    Shares         Value
----------------------------------------------------------------
Limited Brands Inc.                         18,180  $    260,701
Nextel Communications Inc. "A"/1/           31,749       239,705
May Department Stores Co. (The)             10,101       230,000
Halliburton Co.                             15,189       196,090
Harrah's Entertainment Inc./1/               3,898       187,923
MedImmune Inc./1/                            8,747       182,987
El Paso Corp.                               20,426       168,923
Computer Sciences Corp./1/                   6,038       167,796
Xerox Corp./1/                              25,483       126,141
RadioShack Corp./1/                          6,053       121,423
Black & Decker Corp.                         2,790       116,985
Rockwell Automation Inc.                     6,511       105,934
Lucent Technologies Inc./1/                119,588        90,887
Unisys Corp./1/                             11,221        78,547
National Semiconductor Corp./1/              6,309        75,329
Toys R Us Inc./1/                            7,398        75,312
AES Corp. (The)/1/                          18,726        47,002
Boise Cascade Corp.                          2,031        46,307
Williams Companies Inc.                     17,996        40,671
Delta Air Lines Inc.                         4,275        39,715
Allegheny Technologies Inc.                  2,770        19,168
TOTAL COMMON STOCKS
  (Cost: $221,134,127)                               148,774,374

SHORT TERM INSTRUMENTS - 0.50%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     641,726       641,726
Dreyfus Money Market Fund                   30,894        30,894
Goldman Sachs Financial Square Prime
  Obligation Fund                           22,485        22,485
Providian Temp Cash Money Market Fund       46,341        46,341
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $741,446)                                       741,446

TOTAL INVESTMENTS IN SECURITIES - 100.31%
  (Cost $221,875,573)                                149,515,820
Other Assets, Less Liabilities - (0.31%)                (464,347)
                                                    ------------
NET ASSETS - 100.00%                                $149,051,473
                                                    ============
/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      31

Schedule of Investments (Unaudited)

iSHARES S&P GLOBAL 100 INDEX FUND
September 30, 2002

Security                                                     Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.70%

AUSTRALIA - 0.63%
Broken Hill Proprietary Co. Ltd.                             39,627  $   194,878
News Corp. Ltd.                                              15,771       75,330
                                                                         270,208

BELGIUM - 0.30%
Fortis Group                                                  9,135      128,565
                                                                         128,565

CANADA - 0.28%
Alcan Ltd.                                                    3,834       94,623
Nortel Networks Corp./1/                                     46,095       24,891
                                                                         119,514

FINLAND - 1.40%
Nokia OYJ ADR                                                45,360      601,020
                                                                         601,020

FRANCE - 5.17%
Alcatel SA "A"                                               13,146       30,533
Aventis SA                                                    6,132      321,206
AXA AG                                                       11,760      115,415
BNP Paribas SA                                                6,993      227,940
Carrefour SA                                                  5,607      224,989
France Telecom SA                                             4,662       31,977
L'Oreal SA                                                    2,940      212,117
Suez SA                                                       7,686      120,934
TotalFinaElf SA                                               6,300      829,374
Vivendi Universal SA                                          8,925      100,117
                                                                       2,214,602

GERMANY - 3.29%
Allianz AG                                                    1,659      142,076
BASF AG                                                       5,250      186,277
Bayer AG                                                      6,300      108,653
DaimlerChrysler AG                                            6,783      227,262
Deutsche Bank AG                                              5,607      255,191
Deutsche Telekom AG                                          20,496      170,564
Siemens AG                                                    7,350      246,986
Volkswagen AG                                                 1,932       69,734
                                                                       1,406,743
ITALY - 0.46%
Assicurazioni Generali SpA                                   11,403      167,247
Fiat SpA                                                      2,835       27,459
                                                                         194,706

JAPAN - 5.17%
Canon Inc.                                                    8,400      274,618
Fuji Photo Film Co. Ltd.                                      4,200      125,234
Hitachi Ltd.                                                 29,400      147,315
Honda Motor Co. Ltd.                                          6,300      255,125
Matsushita Electric Industrial Co. Ltd.                      14,700      152,507
Mitsubishi Tokyo Financial Group Inc.                            21      155,076
NEC Corp.                                                    14,700       70,880
Sony Corp.                                                    8,400      352,587
Toshiba Corp./1/                                             27,300       83,421
Toyota Motor Corp.                                           23,100      593,913
                                                                       2,210,676

MEXICO - 0.12%
America Movil SA de CV ADR - Series L                         4,200       50,736
                                                                          50,736

NETHERLANDS - 3.26%
ING Groep NV                                                 13,608      188,424
Koninklijke (Royal) Philips Electronics
  NV - NY Shares                                             12,600      183,078
Royal Dutch Petroleum Co. - NY Shares                        18,375      738,124
Unilever NV - NY Shares                                       4,809      285,895
                                                                       1,395,521

SPAIN - 1.91%
Banco Bilbao Vizcaya Argentaria SA                           29,148      217,788
Banco Santander Central Hispano SA                           41,370      211,388
Repsol YPF SA                                                 8,253       97,800
Telefonica SA/1/                                             38,893      289,834
                                                                         816,810

SWEDEN - 0.14%
Telefonaktiebolaget LM Ericsson AB
  ADR/1/                                                    171,339       61,682
                                                                          61,682

32                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P GLOBAL 100 INDEX FUND
September 30, 2002

Security                                    Shares        Value
---------------------------------------------------------------
SWITZERLAND - 5.86%
ABB Ltd./1/                                 13,587  $    44,915
Credit Suisse Group/1/                       9,786      191,974
Nestle SA                                    3,402      743,581
Novartis AG                                 23,436      926,655
Swiss Re                                     2,331      131,091
UBS AG - Registered/1/                      11,340      471,858
                                                      2,510,074

UNITED KINGDOM - 12.39%
AstraZeneca PLC                             16,086      487,723
Barclays PLC                                59,976      350,392
BP PLC                                     202,314    1,352,166
Diageo PLC                                  29,589      367,134
GlaxoSmithKline PLC                         55,643    1,076,303
HSBC Holdings PLC                           83,559      846,244
Reuters Group PLC                           13,377       47,543
Vodafone Group PLC                         605,724      776,356
                                                      5,303,861

UNITED STATES - 59.32%
American International Group Inc.           22,974    1,256,678
AOL Time Warner Inc./1/                     39,879      466,584
AT&T Corp.                                  33,558      403,032
Bristol-Myers Squibb Co.                    17,682      420,832
ChevronTexaco Corp.                          9,261      641,324
Citigroup Inc.                              45,276    1,342,433
Coca-Cola Co. (The)                         20,433      979,967
Colgate-Palmolive Co.                        4,977      268,509
Dell Computer Corp./1/                      21,273      500,128
Dow Chemical Co. (The)                       8,400      229,404
Du Pont (E.I.) de Nemours & Co.              9,198      331,772
EMC Corp./1/                                23,184      105,951
Exxon Mobil Corp.                           60,207    1,920,603
Ford Motor Company                          15,876      155,585
General Electric Co.                        88,725    2,187,071
General Motors Corp. "A"                     4,305      167,464
Gillette Co. (The)                           8,400      248,640
Hewlett-Packard Co.                         25,557      298,250
Intel Corp.                                 61,215      850,276
International Business Machines Corp.       15,435      901,250
Johnson & Johnson                           26,586    1,437,771
JP Morgan Chase & Co.                       17,472      331,793
Kimberly-Clark Corp.                         4,683      265,245
Lucent Technologies Inc./1/                 35,721       27,148
McDonald's Corp.                            12,600      222,516
Merck & Co. Inc.                            20,307      928,233
Microsoft Corp./1/                          42,336    1,851,777
Morgan Stanley                               9,786      331,550
PepsiCo Inc.                                15,393      568,771
Pfizer Inc.                                 55,818    1,619,838
Philip Morris Companies Inc.                19,194      744,727
Procter & Gamble Co.                        11,571    1,034,216
Texas Instruments Inc.                      16,989      250,927
3M Co.                                       3,570      392,593
Tyco International Ltd.                     17,619      248,428
United Technologies Corp.                    4,200      237,258
Wal-Mart Stores Inc.                        24,822    1,222,235
                                                     25,390,779
TOTAL COMMON STOCKS
  (Cost: $68,183,998)                                42,675,497

SHORT TERM INSTRUMENTS - 1.70%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     625,066      625,066
Dreyfus Money Market Fund                   31,304       31,304
Goldman Sachs Financial Square Prime
  Obligation Fund                           22,784       22,784
Providian Temp Cash Money Market Fund       46,956       46,956
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $726,110)                                      726,110

TOTAL INVESTMENTS IN SECURITIES - 101.40%
  (Cost $68,910,108)                                 43,401,607
Other Assets, Less Liabilities - (1.40%)               (598,183)
                                                    -----------
NET ASSETS - 100.00%                                $42,803,424
                                                    ===========

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      33

Schedule of Investments (Unaudited)

iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
September 30, 2002

Security                                                     Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.49%

ARGENTINA - 0.13%
Perez Companc SA ADR/1/                                       3,378  $    16,991
                                                                          16,991

AUSTRALIA - 0.67%
Woodside Petroleum Ltd.                                      13,116       88,378
                                                                          88,378

CANADA - 8.43%
Canadian Natural Resources Ltd.                               2,310       73,325
EnCana Corp.                                                 10,985      332,417
Husky Energy Inc.                                             2,964       31,206
Imperial Oil Ltd.                                             5,850      169,282
Nexen Inc.                                                    2,112       50,543
Petro-Canada                                                  5,298      155,513
Suncor Energy Inc.                                           12,084      208,053
Talisman Energy Inc.                                          2,268       90,937
                                                                       1,111,276

CHINA - 0.53%
PetroChina Co. Ltd. ADR                                       3,468       69,707
                                                                          69,707

FRANCE - 8.25%
TotalFinaElf SA                                               8,262    1,087,664
                                                                       1,087,664

ITALY - 4.88%
ENI SpA                                                      46,884      643,159
                                                                         643,159

JAPAN - 0.98%
Nippon Oil Corp.                                             30,000      129,129
                                                                         129,129

NETHERLANDS - 6.73%
Royal Dutch Petroleum Co.                                    21,990      887,816
                                                                         887,816
SPAIN - 1.66%
Repsol YPF SA ADR                                            18,264      218,803
                                                                         218,803

UNITED KINGDOM - 21.14%
BG Group PLC                                                 89,112      349,292
BP PLC                                                      273,744    1,829,568
Shell Transport & Trading Co. PLC                           102,234      609,335
                                                                       2,788,195
UNITED STATES - 46.09%
Amerada Hess Corp.                                            2,454      166,578
Anadarko Petroleum Corp.                                      3,942      175,577
Apache Corp.                                                  2,349      139,648
Baker Hughes Inc.                                             4,962      144,047
BJ Services Co./1/                                            1,842       47,892
Burlington Resources Inc.                                     3,990      153,056
ChevronTexaco Corp.                                           9,072      628,236
ConocoPhillips                                               12,293      568,428
Devon Energy Corp.                                            2,484      119,853
EOG Resources Inc.                                            2,826      101,623
Exxon Mobil Corp.                                            79,086    2,522,843
Halliburton Co.                                               5,814       75,059
Kerr-McGee Corp.                                              2,202       95,655
Marathon Oil Corp.                                            6,114      138,666
Nabors Industries Ltd./1/                                     1,950       63,863
Noble Corp./1/                                                1,752       54,312
Occidental Petroleum Corp.                                    7,002      198,717
Rowan Companies Inc.                                          1,944       36,236
Schlumberger Ltd.                                             8,034      308,988
Sunoco Inc.                                                   2,340       70,574
Transocean Inc.                                               4,668       97,094
Unocal Corp.                                                  5,412      169,883
                                                                       6,076,828
TOTAL COMMON STOCKS
  (Cost: $14,967,647)                                                 13,117,946


34                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
September 30, 2002

Security                                                     Shares        Value
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.30%

BRAZIL - 0.30%
Petroleo Brasileiro SA ADR                                    4,176  $    39,881
                                                                          39,881
TOTAL PREFERRED STOCKS
  (Cost: $81,578)                                                         39,881

SHORT TERM INSTRUMENTS - 0.11%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                       13,928       13,928
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $13,928)                                                         13,928

TOTAL INVESTMENTS IN SECURITIES - 99.90%
  (Cost $15,063,153)                                                  13,171,755
Other Assets, Less Liabilities - 0.10%                                    12,970
                                                                     -----------
NET ASSETS - 100.00%                                                 $13,184,725
                                                                     ===========

/1/  Non-income earning securities.

See Notes to Financial Statements.

Schedules of Investments                                                      35

Schedule of Investments (Unaudited)

iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2002

Security                                                      Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.54%

ARGENTINA - 0.05%
BBVA Banco Frances SA ADR(1)                                  2,292   $    4,011
                                                                           4,011

AUSTRALIA - 3.21%
AMP Ltd.                                                      3,552       22,583
Australia and New Zealand Banking Group
  Ltd.                                                        4,512       43,275
Commonwealth Bank of Australia                                3,744       61,320
Lend Lease Corp. Ltd.                                         1,352        7,420
National Australia Bank Ltd.                                  4,560       82,961
Westpac Banking Corp. Ltd.                                    5,324       40,069
                                                                         257,628

BELGIUM - 0.92%
Dexia Group                                                   1,824       16,441
Fortis Group                                                  3,100       43,629
Groupe Bruxelles Lambert SA                                     112        4,150
KBC Bankverzekerings Holding NV                                 308        9,692
                                                                          73,912

BRAZIL - 0.06%
Unibanco - Uniao de Bancos Brasileiros
  SA GDR                                                        688        4,885
                                                                           4,885

CANADA - 3.41%
Bank of Montreal                                              1,452       33,769
Bank of Nova Scotia                                           1,460       41,236
Brascan Corp. "A"                                               352        7,037
Canadian Imperial Bank of Commerce                            1,076       27,453
Manulife Financial Corp.                                      1,388       29,297
National Bank of Canada                                         588       10,917
Royal Bank of Canada                                          1,924       63,923
Sun Life Financial Services of Canada                         1,708       27,910
Toronto Dominion Bank                                         1,856       32,494
                                                                         274,036
DENMARK - 0.29%
Danske Bank A/S                                               1,536       23,299
                                                                          23,299

FRANCE - 2.30%
AXA AG                                                        4,024       39,492
BNP Paribas SA                                                2,280       74,318
Credit Lyonnais SA                                              688       22,500
Societe Generale "A"                                          1,152       48,571
                                                                         184,881

GERMANY - 2.27%
Allianz AG                                                      520       44,533
Bayerische Hypo-und Vereinsbank AG                            1,036       13,741
Commerzbank AG                                                1,156        7,632
Deutsche Bank AG                                              1,808       82,287
Marschollek, Lautenschlaeger und Partner
  AG                                                            200        1,779
Muenchener Rueckversicherungs-
  Gesellschaft AG                                               308       32,477
                                                                         182,449
GREECE - 0.14%
National Bank of Greece SA ADR                                3,812       11,245
                                                                          11,245

HONG KONG - 1.37%
Bank of East Asia Ltd.                                        4,800        8,431
Cheung Kong (Holdings) Ltd.                                   4,000       25,232
Hang Seng Bank Ltd.                                           2,400       25,155
New World Development Co. Ltd.                                8,000        4,102
Sun Hung Kai Properties Ltd.                                  4,000       23,488
Swire Pacific Ltd. "A"                                        4,000       15,796
Wharf Holdings Ltd.                                           4,000        7,616
                                                                         109,820

IRELAND - 0.78%
Allied Irish Banks PLC                                        2,584       30,902
Bank of Ireland                                               3,292       32,048
                                                                          62,950

36                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2002

Security                                                      Shares       Value
--------------------------------------------------------------------------------
ITALY - 2.46%
Alleanza Assicurazioni SpA                                    1,468   $    8,952
Assicurazioni Generali SpA                                    3,368       49,398
Banca Fideuram SpA                                              804        2,980
Banca Monte dei Paschi di Siena SpA                           3,060        6,245
Banca Nazionale del Lavoro SpA/1/                             5,752        6,282
Capitalia SpA                                                 6,536        6,421
Fineco SpA/1/                                                 6,088        2,323
IntesaBci SpA                                                13,164       22,118
Mediobanca SpA                                                1,676       11,413
Mediolanum SpA                                                  928        3,586
Riunione Adriatica di Sicurta SpA                             1,080       12,691
Sanpaolo IMI SpA                                              3,192       17,951
Unicredito Italiano SpA                                      13,072       47,285
                                                                         197,645
JAPAN - 4.95%
Acom Co. Ltd.                                                   200        8,444
Credit Saison Co. Ltd.                                          400        8,789
Daiwa Securities Group Inc.                                   4,000       22,080
Millea Holdings Inc./1/                                           4       32,068
Mitsubishi Estate Co. Ltd.                                    4,000       31,970
Mitsubishi Tokyo Financial Group Inc.                             8       59,077
Mitsui Sumitomo Insurance Co. Ltd.                            4,000       18,761
Mizuho Holdings Inc.                                             12       28,093
Nikko Cordial Corp.                                           4,000       19,024
Nomura Holdings Inc.                                          4,000       52,571
ORIX Corp.                                                      400       23,558
Promise Co. Ltd.                                                200        7,705
Resona Holdings, Inc./1/                                      8,000        5,980
Sumitomo Mitsui Banking Corp.                                 8,000       44,948
Takefuji Corp.                                                  240       13,563
UFJ Holdings Inc.                                                 8       21,226
                                                                         397,857

MEXICO - 0.06%
Grupo Financiero BBVA Bancomer SA de
  CV "B"/1/                                                   6,756        4,788
                                                                           4,788

NETHERLANDS - 1.54%
ABN AMRO Holding NV                                           3,584       39,248
Aegon NV                                                      2,556       23,999
ING Groep NV                                                  4,352       60,260
                                                                         123,507
SINGAPORE - 0.97%
Capitaland Ltd.                                               8,000        5,491
City Developments Ltd.                                        4,000       10,578
DBS Group Holdings Ltd.                                       4,000       25,207
Keppel Corp. Ltd.                                             4,000        9,768
United Overseas Bank Ltd.                                     4,000       26,782
                                                                          77,826
SPAIN - 2.15%
Banco Bilbao Vizcaya Argentaria SA                            9,608       71,789
Banco Popular Espanol SA                                        664       25,581
Banco Santander Central Hispano SA                           13,720       70,105
Bankinter SA                                                    256        5,617
                                                                         173,092
SWEDEN - 0.95%
ForeningsSparbanken AB                                        1,000        9,976
Nordea AB                                                     6,804       27,003
Skandia Forsakrings AB                                        3,048        4,471
Skandinaviska Enskilda Banken AB "A"                          1,580       13,461
Svenska Handelsbanken AB "A"                                  1,696       21,126
                                                                          76,037
SWITZERLAND - 3.59%
Baloise Holding - Registered                                    160        6,299
Credit Suisse Group/1/                                        3,276       64,266
Swiss Re                                                        876       49,265
UBS AG - Registered/1/                                        3,464      144,137
Zurich Financial Services AG                                    260       24,267
                                                                         288,234
UNITED KINGDOM - 12.51%
Abbey National PLC                                            4,276       34,631
Alliance & Leicester PLC                                      1,512       18,677
AMVESCAP PLC                                                  2,220       10,508
Aviva PLC                                                     5,872       33,012
Barclays PLC                                                 18,956      110,745

Schedules of Investments                                                      37
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2002

Security                                                      Shares       Value
--------------------------------------------------------------------------------
British Land Co. PLC                                          1,552   $   10,739
Hammerson PLC                                                   836        5,949
HBOS PLC                                                     11,028      101,888
HSBC Holdings PLC                                            26,784      271,255
Land Securities Group PLC                                     1,267       14,744
Legal & General Group PLC                                    14,856       20,209
Legal & General Group PLC - NP/1/                             3,863        1,671
Lloyds TSB Group PLC                                         15,812      116,746
Northern Rock PLC                                             1,252       12,916
Old Mutual PLC                                               11,912       13,066
Prudential Corp. PLC                                          5,720       30,539
Royal Bank of Scotland Group PLC                              7,560      142,666
Royal Sun Alliance Industries Group PLC                       3,880        5,873
Slough Estates PLC                                            1,208        6,079
Standard Chartered PLC                                        2,928       30,160
3i Group PLC                                                  1,896       12,850
                                                                       1,004,923

UNITED STATES - 55.56%
ACE Ltd.                                                        756       22,385
AFLAC Inc.                                                    1,492       45,790
Allstate Corp. (The)                                          2,028       72,095
Ambac Financial Group Inc.                                      308       16,598
American Express Co.                                          3,764      117,362
American International Group Inc.                             7,396      404,561
AmSouth Bancorp                                               1,060       21,984
AON Corp.                                                       772       15,818
Bank of America Corp.                                         4,380      279,444
Bank of New York Co. Inc. (The)                               2,120       60,929
Bank One Corp.                                                3,356      125,514
BB&T Corp.                                                    1,304       45,692
Bear Stearns Companies Inc. (The)                               276       15,566
Capital One Financial Corp.                                     616       21,511
Charter One Financial Inc.                                      672       19,972
Chubb Corp.                                                     496       27,196
Cincinnati Financial Corp.                                      472       16,794
Citigroup Inc.                                               14,596      432,771
Comerica Inc.                                                   516       24,882
Countrywide Credit Industries Inc.                              348       16,408
Equity Office Properties Trust                                1,208       31,191
Equity Residential                                              800       19,152
Fannie Mae                                                    2,828      168,379
Fifth Third Bancorp                                           1,688      103,356
First Tennessee National Corp.                                  400       13,868
FleetBoston Financial Corp.                                   3,020       61,397
Franklin Resources Inc.                                         752       23,387
Freddie Mac                                                   1,976      110,458
Golden West Financial Corp.                                     460       28,603
Goldman Sachs Group Inc. (The)                                1,316       86,896
Hancock (John) Financial Services Inc.                          860       23,908
Hartford Financial Services Group Inc.                          700       28,700
Household International Inc.                                  1,308       37,030
Huntington Bancshares Inc.                                      760       13,824
Jefferson-Pilot Corp.                                           416       16,682
JP Morgan Chase & Co.                                         5,660      107,483
KeyCorp                                                       1,264       31,562
Lehman Brothers Holdings Inc.                                   708       34,727
Lincoln National Corp.                                          552       16,864
Loews Corp.                                                     552       23,675
Marsh & McLennan Companies Inc.                               1,556       64,792
Marshall & Ilsley Corp.                                         556       15,507
MBIA Inc.                                                       436       17,418
MBNA Corp.                                                    3,636       66,830
Mellon Financial Corp.                                        1,328       34,435
Merrill Lynch & Co. Inc.                                      2,472       81,452
MetLife Inc.                                                  2,020       45,975
MGIC Investment Corp.                                           316       12,902
Moody's Corp.                                                   444       21,534
Morgan Stanley                                                3,140      106,383
National City Corp.                                           1,748       49,870
North Fork Bancorp Inc.                                         424       16,044
Northern Trust Corp.                                            668       25,197
Plum Creek Timber Co. Inc.                                      528       11,938
PNC Financial Services Group                                    840       35,423
Principal Financial Group Inc./1/                               968       25,342
Progressive Corp. (The)                                         636       32,201
Prudential Financial Inc./1/                                  1,616       46,153
Regions Financial Corp.                                         680       22,216
SAFECO Corp.                                                    376       11,949
Schwab (Charles) Corp. (The)                                  3,976       34,591
Simon Property Group Inc.                                       432       15,435

38                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
September 30, 2002

Security                                                      Shares       Value
--------------------------------------------------------------------------------
SLM Corp.                                                       448   $   41,727
SouthTrust Corp.                                              1,016       24,638
St. Paul Companies Inc.                                         632       18,151
State Street Corp.                                              936       36,167
Stilwell Financial Inc.                                         648        7,821
SunTrust Banks Inc.                                             832       51,151
Synovus Financial Corp.                                         872       17,981
T. Rowe Price Group Inc.                                        360        8,986
Torchmark Corp.                                                 368       12,608
Travelers Property Casualty
  Corp. "B"/1/                                                3,295       44,581
U.S. Bancorp                                                  5,472      101,670
Union Planters Corp.                                            618       16,970
UNUMProvident Corp.                                             712       14,489
Wachovia Corp.                                                3,912      127,883
Washington Mutual Inc.                                        2,728       85,850
Wells Fargo & Company                                         4,872      234,636
XL Capital Ltd. "A"                                             372       27,342
Zions Bancorp                                                   280       12,188
                                                                       4,462,840
TOTAL COMMON STOCKS
  (Cost: $10,168,957)                                                  7,995,865

SHORT TERM INSTRUMENTS - 0.06%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                        5,057        5,057
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $5,057)                                                           5,057

TOTAL INVESTMENTS IN SECURITIES - 99.60%
  (Cost $10,174,014)                                                   8,000,922
Other Assets, Less Liabilities - 0.40%                                    31,934
                                                                      ----------
NET ASSETS - 100.00%                                                  $8,032,856
                                                                      ==========
/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      39

Schedule of Investments (Unaudited)

iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
September 30, 2002

Security                                                     Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.74%

AUSTRALIA - 0.13%
CSL Ltd.                                                     1,512   $    18,109
                                                                          18,109

BELGIUM - 0.15%
UCB SA                                                         721        20,808
                                                                          20,808

CANADA - 0.23%
Biovail Corp./1/                                               574        14,222
MDS Inc.                                                     1,218        16,548
                                                                          30,770

DENMARK - 0.40%
Novo Nordisk A/S "B"                                         1,981        54,035
                                                                          54,035

FRANCE - 3.67%
Aventis SA                                                   5,635       295,172
Essilor International SA                                       980        39,750
Sanofi-Synthelabo SA                                         2,926       164,982
                                                                         499,904

GERMANY - 0.77%
Altana AG                                                      637        23,080
Fresenius Medical Care AG                                      322         6,992
Schering AG                                                  1,554        74,490
                                                                         104,562

JAPAN - 3.36%
Eisai Co. Ltd.                                                 700        16,157
Sankyo Co. Ltd.                                              5,600        72,495
Takeda Chemical Industries Ltd.                              7,000       282,323
Terumo Corp.                                                   700        10,350
Yamanouchi Pharmaceutical Co. Ltd.                           3,500        76,762
                                                                         458,087

SWITZERLAND - 9.81%
Novartis AG                                                 21,889       865,487

Roche Holding AG - Bearer                                      679        76,740
Roche Holding AG - Genusschein                               5,831       394,420
                                                                       1,336,647

UNITED KINGDOM - 10.96%
Amersham PLC                                                 6,538        54,955
AstraZeneca PLC                                             14,413       436,998
GlaxoSmithKline PLC                                         51,093       988,292
Shire Pharmaceuticals Group PLC/1/                           1,575        12,756
                                                                       1,493,001

UNITED STATES - 70.26%
Abbott Laboratories                                         12,803       517,241
Aetna Inc.                                                   1,183        42,363
Allergan Inc.                                                1,092        59,405
AmerisourceBergen Corp.                                        847        60,493
Amgen Inc./1/                                               10,623       442,979
Anthem Inc./1/                                                 847        55,055
Applera Corp. - Applied Biosystems Group                     1,750        32,025
Bard (C.R.) Inc.                                               434        23,709
Bausch & Lomb Inc.                                             448        14,860
Baxter International Inc.                                    4,914       150,123
Becton, Dickinson & Co.                                      2,149        61,032
Biogen Inc./1/                                               1,232        36,061
Biomet Inc.                                                  2,240        59,651
Boston Scientific Corp./1/                                   3,332       105,158
Bristol-Myers Squibb Co.                                    16,037       381,681
Cardinal Health Inc.                                         3,696       229,891
Chiron Corp./1/                                              1,575        55,030
CIGNA Corp.                                                  1,225        86,669
Forest Laboratories Inc. "A"/1/                              1,463       119,981
Genzyme Corp. - General Division/1/                          1,344        27,700
Guidant Corp./1/                                             2,534        81,874
HCA Inc.                                                     4,445       211,626
Health Management Associates
  Inc. "A"/1/                                                1,995        40,339
Healthsouth Corp./1/                                         3,248        13,479
Humana Inc./1/                                               1,421        17,620
IMS Health Inc.                                              1,736        25,988
Johnson & Johnson                                           25,431     1,375,308

40                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
September 30, 2002

Security                                                     Shares        Value
--------------------------------------------------------------------------------
King Pharmaceuticals Inc./1/                                 2,191   $    39,810
Lilly (Eli) and Co.                                          9,289       514,053
Manor Care Inc./1/                                             868        19,513
McKesson Corp.                                               2,366        67,029
MedImmune Inc./1/                                            1,757        36,756
Medtronic Inc.                                               9,989       420,737
Merck & Co. Inc.                                            18,858       861,999
Monsanto Co.                                                     7           107
Pfizer Inc.                                                 52,115     1,512,377
Pharmacia Corp.                                             10,745       417,766
Quintiles Transnational Corp./1/                               959         9,120
Schering-Plough Corp.                                       12,089       257,737
St. Jude Medical Inc./1/                                     1,428        50,980
Stryker Corp.                                                1,631        93,946
Tenet Healthcare Corp./1/                                    4,032       199,584
UnitedHealth Group Inc.                                      2,625       228,952
Watson Pharmaceuticals Inc./1/                               1,169        28,652
WellPoint Health Networks Inc./1/                            1,050        76,965
Wyeth                                                       10,934       347,701
Zimmer Holdings Inc./1/                                      1,610        61,727
                                                                       9,572,852
TOTAL COMMON STOCKS
  (Cost: $17,383,041)                                                 13,588,775
SHORT TERM INSTRUMENTS - 0.13%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                      18,292        18,292
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $18,292)                                                         18,292

TOTAL INVESTMENTS IN SECURITIES - 99.87%
  (Cost $17,401,333)                                                  13,607,067
Other Assets, Less Liabilities - 0.13%                                    17,438
                                                                     -----------
NET ASSETS - 100.00%                                                 $13,624,505
                                                                     ===========

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      41

Schedule of Investments (Unaudited)

iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
September 30, 2002

Security                                             Shares          Value
--------------------------------------------------------------------------
COMMON STOCKS AND RIGHTS - 99.92%

CANADA - 0.55%
ATI Technologies Inc./1/                                837       $  4,126
Celestica Inc./1/                                       660          8,576
Cognos Inc./1/                                          270          4,539
Nortel Networks Corp./1/                             11,103          5,529
Zarlink Semiconductor Inc./1/                           456            975
                                                                    23,745

FINLAND - 5.09%
Nokia OYJ                                            16,419        218,259
                                                                   218,259

FRANCE - 1.05%
Alcatel SA "A"                                        4,224          9,811
Cap Gemini SA                                           354          5,668
Dassault Systemes SA                                    123          1,896
Sagem SA                                                 66          3,777
STMicroelectronics NV                                 1,782         23,970
                                                                    45,122

GERMANY - 0.92%
Epcos AG/1/                                             189          1,343
Infineon Technologies AG/1/                           1,272          7,053
SAP AG                                                  675         30,915
                                                                    39,311

JAPAN - 11.19%
Advantest Corp.                                         300         11,656
Canon Inc.                                            3,000         98,078
Fujitsu Ltd.                                          6,000         25,924
Hitachi Ltd.                                         12,000         60,128
Hoya Corp.                                              300         18,605
Kyocera Corp.                                           600         40,168
Murata Manufacturing Co. Ltd.                           600         30,557
NEC Corp.                                             6,000         28,931
NTT Data Corp.                                            3         10,769
Ricoh Co. Ltd.                                        3,000         52,119
Rohm Co. Ltd.                                           300         35,214
Softbank Corp.                                          600          5,806
TDK Corp.                                               300         11,656
Tokyo Electron Ltd.                                     600         22,967
Toshiba Corp./1/                                      9,000         27,501
                                                                   480,079

NETHERLANDS - 0.24%
ASML Holding NV/1/                                    1,521          9,350
Getronics NV/1/                                       1,143            825
                                                                    10,175

SINGAPORE - 0.04%
Chartered Semiconductor
  Manufacturing Ltd. ADR/1/                             300          1,629
Chartered Semiconductor
  Manufacturing Ltd.- Rights/1/                         240              7
                                                                     1,636

SOUTH KOREA - 2.78%
Samsung Electronics Co. Ltd. GDR/2/                   1,008        119,196
                                                                   119,196

SPAIN - 0.13%
Terra Networks SA ADR/1/                              1,392          5,401
                                                                     5,401

SWEDEN - 0.44%
Telefonaktiebolaget LM Ericsson
  AB "B"/1/                                          51,858         18,845
                                                                    18,845

TAIWAN - 1.89%
Advanced Semiconductor Engineering
  Inc. ADR/1/                                         3,687          8,849
Macronix International Co. Ltd. ADR/1/                2,069          6,414
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR/1/                                     6,988         44,374
United Microelectronics Corp. ADR/1/                  6,116         21,589
                                                                    81,226

UNITED KINGDOM - 0.58%
Arm Holdings PLC/1/                                   3,156          6,154
CMG PLC                                               2,121          1,309
Dimension Data Holdings PLC/1/                        4,206          1,058

42                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
September 30, 2002

Security                                             Shares          Value
--------------------------------------------------------------------------
Logica PLC                                            1,557       $  2,938
Misys PLC                                             2,001          4,689
Sage Group PLC                                        3,936          6,964
Spirent PLC                                           2,946          1,668
                                                                    24,780

UNITED STATES - 75.02%
ADC Telecommunications Inc./1/                        2,718          3,126
Adobe Systems Inc.                                      831         15,872
Advanced Micro Devices Inc./1/                        1,215          6,488
Agilent Technologies Inc./1/                          1,617         21,118
Altera Corp./1/                                       1,353         11,730
Analog Devices Inc./1/                                1,260         24,822
Andrew Corp./1/                                         294          1,926
Apple Computer Inc./1/                                1,245         18,052
Applied Materials Inc./1/                             5,682         65,627
Applied Micro Circuits Corp./1/                       1,068          3,054
Autodesk Inc.                                           378          4,789
Avaya Inc./1/                                         1,041          1,489
BMC Software Inc./1/                                    852         11,136
Broadcom Corp. "A"/1/                                   909          9,708
Cisco Systems Inc./1/                                24,867        260,606
Citrix Systems Inc./1/                                  648          3,907
Computer Associates International Inc.                2,013         19,325
Computer Sciences Corp./1/                              582         16,174
Compuware Corp./1/                                    1,287          3,925
Comverse Technology Inc./1/                             645          4,509
Corning Inc./1/                                       3,240          5,184
Dell Computer Corp./1/                                8,841        207,852
Electronic Arts Inc./1/                                 447         29,484
Electronic Data Systems Corp.                         1,632         22,815
EMC Corp./1/                                          7,698         35,180
Gateway Inc./1/                                       1,218          3,617
Hewlett-Packard Co.                                  10,065        117,459
Intel Corp.                                          22,698        315,275
International Business Machines Corp.                 5,781        337,553
Intuit Inc./1/                                          726         33,055
Jabil Circuit Inc./1/                                   672          9,932
JDS Uniphase Corp./1/                                 4,599          8,959
KLA-Tencor Corp./1/                                     651         18,189
Lexmark International Group Inc. "A"/1/                 453         21,291
Linear Technology Corp.                               1,110         22,999
LSI Logic Corp./1/                                      867          5,505
Lucent Technologies Inc./1/                          11,856          9,011
Maxim Integrated Products Inc./1/                     1,143         28,301
Mercury Interactive Corp./1/                            285          4,891
Micron Technology Inc./1/                             2,088         25,829
Microsoft Corp./1/                                   18,132        793,094
Millipore Corp.                                         159          5,055
Motorola Inc.                                         7,665         78,030
National Semiconductor Corp./1/                         612          7,307
NCR Corp./1/                                            327          6,475
Network Appliance Inc./1/                             1,149          8,422
Novell Inc./1/                                        1,245          2,614
Novellus Systems Inc./1/                                501         10,426
NVIDIA Corp./1/                                         471          4,032
Oracle Corp./1/                                      18,561        145,889
Parametric Technology Corp./1/                          924          1,663
PeopleSoft Inc./1/                                    1,026         12,692
PerkinElmer Inc.                                        357          1,946
PMC-Sierra Inc./1/                                      585          2,270
QLogic Corp./1/                                         324          8,437
QUALCOMM Inc./1/                                      2,646         73,082
Rational Software Corp./1/                              576          2,488
Sanmina-SCI Corp./1/                                  1,728          4,787
Scientific-Atlanta Inc.                                 573          7,168
Siebel Systems Inc./1/                                1,578          9,073
Solectron Corp./1/                                    2,790          5,887
Sun Microsystems Inc./1/                             11,403         29,534
SunGard Data Systems Inc./1/                            741         14,412
Symbol Technologies Inc.                                801          6,144
Tektronix Inc./1/                                       333          5,471
Tellabs Inc./1/                                       1,425          5,800
Teradyne Inc./1/                                        615          5,904
Texas Instruments Inc.                                6,063         89,550
Thermo Electron Corp./1/                                639         10,307
Unisys Corp./1/                                       1,107          7,749
Veritas Software Corp./1/                             1,383         20,344
Vitesse Semiconductor Corp./1/                          648            441
Waters Corp./1/                                         447         10,840

Schedules of Investments                                                      43
iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
September 30, 2002

Security                                                Shares          Value
-----------------------------------------------------------------------------
Xerox Corp./1/                                           2,484     $   12,296
Xilinx Inc./1/                                           1,161         18,388
Yahoo! Inc./1/                                           2,100         20,097
                                                                    3,217,878
TOTAL COMMON STOCKS AND RIGHTS
  (Cost: $8,606,689)                                                4,285,653

SHORT TERM INSTRUMENTS - 3.72%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                 135,839        135,839
Dreyfus Money Market Fund                                7,380          7,380
Goldman Sachs Financial Square Prime
  Obligation Fund                                        5,371          5,371

Providian Temp Cash Money Market Fund                   11,069         11,069

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $159,659)                                                    159,659

TOTAL INVESTMENTS IN SECURITIES - 103.64%
  (Cost $8,766,348)                                                 4,445,312
Other Assets, Less Liabilities - (3.64%)                             (156,054)
                                                                   ----------
NET ASSETS - 100.00%                                               $4,289,258
                                                                   ==========

/1/  Non-income earning securities.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

44                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
September 30, 2002

Security                                         Shares       Value
-------------------------------------------------------------------
COMMON STOCKS - 99.82%

AUSTRALIA - 1.83%
Telstra Corp. Ltd.                               61,836  $  159,271
                                                            159,271

BRAZIL - 0.28%
Tele Norte Leste Participacoes SA ADR             4,536      24,041
                                                             24,041

CANADA - 2.55%
BCE Inc.                                         11,034     195,471
TELUS Corp.                                       3,528      26,112
                                                            221,583

DENMARK - 0.44%
TDC A/S ADR                                       3,534      38,344
                                                             38,344

FINLAND - 0.36%
Sonera OYJ ADR/1/                                 7,722      31,274
                                                             31,274

FRANCE - 2.13%
Bouygues SA                                       3,528      90,658
France Telecom SA                                 6,642      45,558
Orange SA/1/                                     10,740      48,616
                                                            184,832

GERMANY -2.99%
Deutsche Telekom AG                              31,242     259,990
                                                            259,990

HONG KONG - 1.94%
China Mobil Ltd./1/                              63,000     145,391
Pacific Century CyberWorks Ltd./1/              162,000      23,053
                                                            168,444

ITALY -7.17%
Olivetti SpA/1/                                  87,462      73,214
Telecom Italia Mobile SpA                        48,186     187,641
Telecom Italia SpA                               28,650     142,428
Telecom Italia SpA "A"                           30,852     219,848
                                                            623,131

JAPAN - 8.97%
Nippon Telegraph & Telephone Corp.                  114     379,251
NTT DoCoMo Inc.                                     234     399,803
                                                            779,054

MEXICO - 2.55%
America Movil SA de CV ADR - Series L             5,562      67,189
Telefonos de Mexico ADR                           5,471     154,009
                                                            221,198

NETHERLANDS - 1.38%
Equant NV/1/                                      1,812       4,656
Koninklijke (Royal) KPN NV/1/                    22,134     114,849
                                                            119,505

PORTUGAL - 0.91%
Portugal Telecom SGPS ADR                        17,035      78,702
                                                             78,702

SOUTH KOREA - 1.97%
KT Corp. ADR                                      2,784      61,749
SK Telecom Co. Ltd. ADR                           5,160     109,547
                                                            171,296

SPAIN - 4.83%
Telefonica SA/1/                                 56,310     419,628
                                                            419,628

SWITZERLAND - 1.04%
Swisscom AG ADR                                   3,270      90,088
                                                             90,088

UNITED KINGDOM - 17.93%
BT Group PLC                                    112,164     290,157
Cable & Wireless PLC                             35,994      65,379
Colt Telecom Group PLC/1/                         14,358       8,297

Schedules of Investments                                                      45
iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
September 30, 2002

Security                                          Shares       Value
--------------------------------------------------------------------
mm02 PLC/1/                                      109,968  $   69,170
Vodafone Group PLC                               877,230   1,124,346
                                                           1,557,349

UNITED STATES - 40.55%
Alltel Corp.                                       4,230     169,750
AT&T Corp.                                        49,398     593,270
AT&T Wireless Services Inc./1/                    34,728     143,079
BellSouth Corp.                                   24,156     443,504
CenturyTel Inc.                                    2,046      45,892
Citizens Communications Co./1/                     3,834      25,995
Nextel Communications Inc. "A"/1/                 11,430      86,296
Qwest Communications International Inc./1/        21,516      49,056
SBC Communications Inc.                           43,116     866,632
Sprint Corp. (FON Group)                          11,538     105,227
Sprint Corp. (PCS Group)/1/                       12,672      24,837
Verizon Communications Inc.                       35,310     968,906
                                                           3,522,444

TOTAL COMMON STOCKS
  (Cost: $14,823,220)                                      8,670,174
SHORT TERM INSTRUMENTS - 0.10%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                             8,842       8,842
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $8,842)                                               8,842

TOTAL INVESTMENTS IN SECURITIES - 99.92%
  (Cost $14,832,062)
                                       8,679,016
Other Assets, Less Liabilities - 0.08%                         7,313
                                                          ----------
NET ASSETS - 100.00%                                      $8,686,329
                                                          ==========

/1/ Non-income earning securities.

See notes to financial statements.

46                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2002

Security                                                 Shares         Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.44%

AUSTRIA - 0.04%
OMV AG                                                    1,952  $    164,757
VA Technologie AG                                         1,464        23,223
                                                                      187,980

BELGIUM - 1.32%
Algemene Maatschappij voor
  Nijverheidskredit NV                                   15,128       487,421
Dexia Group                                             114,680     1,033,680
Electrabel SA                                             5,612     1,325,626
Fortis Group                                            174,216     2,451,899
Groupe Bruxelles Lambert SA                              12,200       452,044
Interbrew SA                                             15,616       370,104
KBC Bankverzekerings Holding NV                          15,128       476,058
UCB SA                                                   15,616       450,670
                                                                    7,047,502

DENMARK - 0.61%
Danske Bank A/S                                          97,600     1,480,436
Novo Nordisk A/S "B"                                     33,428       911,802
TDC A/S                                                  24,400       529,192
Vestas Wind Systems A/S                                  24,400       334,397
                                                                    3,255,827

FINLAND - 2.28%
Nokia OYJ                                               742,980     9,876,507
Sonera OYJ/1/                                            76,616       283,962
Stora Enso OYJ "R"                                       95,892       928,781
UPM-Kymmene OYJ                                          38,064     1,045,839
                                                                   12,135,089

FRANCE - 13.21%
Accor SA                                                 33,428       976,278
Alcatel SA "A"                                          183,244       425,603
Alstom/1/                                                37,576       141,864
Assurances Generales de France                           15,372       383,616
Aventis SA                                              104,432     5,470,347
AXA AG                                                  220,820     2,167,172
BNP Paribas SA                                          128,344     4,183,424
Bouygues SA                                              26,840       689,702
Cap Gemini SA                                            14,640       234,402
Carrefour SA                                             96,868     3,886,974
Castorama Dubois Investissement SA                       10,736       708,801
Christian Dior SA                                        14,396       411,762
Compagnie de Saint-Gobain SA                             56,608     1,249,876
Compagnie Generale des
  Etablissements Michelin "B"                            22,936       644,240
Credit Lyonnais SA                                       36,600     1,196,970
Dassault Systemes SA                                      6,100        94,050
Essilor International SA                                  9,760       395,879
Etablissements Economiques du Casino
  Guichard-Perrachon SA                                   5,856       383,725
European Aeronautic Defence
  and Space Co.                                          39,528       419,969
France Telecom SA                                        74,908       513,801
Groupe Danone                                            22,204     2,677,296
Lafarge SA                                               17,812     1,422,425
Lagardere S.C.A.                                         23,180       888,895
L'Air Liquide SA                                         17,269     2,133,450
L'Oreal SA                                               45,872     3,309,601
LVMH SA                                                  40,504     1,477,169
Orange SA/1/                                             96,380       436,274
Pechiney SA "A"                                          10,980       291,918
Pinault-Printemps-Redoute SA                             10,492       663,657
PSA Peugeot Citroen                                      35,136     1,299,108
Renault SA                                               22,692       977,608
Sagem SA                                                  2,440       139,628
Sanofi-Synthelabo SA                                     52,948     2,985,457
Schneider Electric SA                                    32,940     1,461,106
Societe Generale "A"                                     59,292     2,499,899
Societe Television Francaise 1                           21,472       456,052
Sodexho Alliance SA                                      13,664       265,636
STMicroelectronics NV                                    91,012     1,224,230
Suez SA                                                 145,180     2,284,306
Thales/Ex Thomson CSF                                     9,760       260,929
Thomson Multimedia SA/1/                                 30,012       472,812
TotalFinaElf SA                                         113,704    14,968,745
Valeo SA                                                 10,004       287,029
Vinci SA                                                 11,468       694,790

Schedules of Investments                                                      47
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2002

Security                                                Shares           Value
------------------------------------------------------------------------------
Vivendi Environment SA                                  19,764    $    396,531
Vivendi Universal SA                                   159,088       1,784,586
                                                                    70,337,592

GERMANY - 8.23%
Adidas-Salomon AG                                        9,272         633,223
Allianz AG                                              30,500       2,612,005
Altana AG                                                6,344         229,859
BASF AG                                                 81,740       2,900,241
Bayer AG                                               122,000       2,104,073
Bayerische Hypo-und Vereinsbank AG                      48,800         647,259
Bayerische Motoren Werke AG                             48,800       1,567,988
Commerzbank AG                                          73,200         483,274
Continental AG/1/                                       24,400         321,941
DaimlerChrysler AG                                     132,736       4,447,267
Deutsche Bank AG                                        97,600       4,442,059
Deutsche Lufthansa AG/1/                                61,000         574,553
Deutsche Post AG                                        48,800         415,752
Deutsche Telekom AG                                    378,200       3,147,305
E.ON AG                                                105,896       5,002,792
Epcos AG/1/                                             12,200          86,694
Infineon Technologies AG/1/                             57,584         319,280
Linde AG                                                12,200         436,489
MAN AG                                                  12,200         160,850
Marschollek, Lautenschlaeger
  und Partner AG                                         6,344          56,430
Metro AG                                                24,400         431,185
Muenchener Rueckversicherungs-
  Gesellschaft AG                                       15,860       1,672,369
RWE AG                                                  61,000       1,796,603
SAP AG                                                  33,428       1,530,989
Schering AG                                             24,400       1,169,599
Siemens AG                                             128,100       4,304,608
ThyssenKrupp AG                                         61,000         675,233
TUI AG                                                  12,200         197,627
Volkswagen AG                                           40,016       1,444,341
                                                                    43,811,888
GREECE - 0.18%
Hellenic Telecommunications
  Organization SA                                       77,972         440,542
National Bank of Greece SA ADR                         176,523         520,743
                                                                       961,285

IRELAND - 0.74%
Allied Irish Banks PLC                                 139,080       1,663,244
Bank of Ireland                                        154,696       1,505,981
CRH PLC                                                 62,464         700,696
Elan Corporation PLC/1/                                 46,848          93,991
                                                                     3,963,912

ITALY - 5.28%
Alitalia SpA/1/                                        244,000          51,850
Alleanza Assicurazioni SpA                              58,316         355,611
Assicurazioni Generali SpA                             176,656       2,590,996
Autostrade SpA                                         106,872         827,050
Banca Fideuram SpA                                      36,600         135,651
Banca Monte dei Paschi di Siena SpA                     98,820         201,682
Banca Nazionale del Lavoro SpA/1/                      244,000         266,472
Capitalia SpA                                          236,680         232,514
Enel SpA                                               298,196       1,441,181
ENI SpA                                                422,852       5,800,726
Fiat SpA                                                48,800         472,662
Fineco SpA/1/                                          244,000          93,086
Finmeccanica SpA                                     1,220,000         573,888
IntesaBci SpA                                          732,000       1,229,906
Mediaset SpA                                           122,000         758,425
Mediobanca SpA                                          72,224         491,817
Mediolanum SpA                                          36,600         141,437
Olivetti SpA/1/                                      1,098,000         919,136
Pirelli SpA                                            244,000         205,936
Riunione Adriatica di Sicurta SpA                       61,000         716,829
Sanpaolo IMI SpA                                       183,000       1,029,119
Seat-Pagine Gialle SpA/1/                              894,992         519,274
Telecom Italia Mobile SpA                              549,000       2,137,861

48                              2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2002

Security                                             Shares         Value
-------------------------------------------------------------------------
Telecom Italia SpA                                  366,000  $  1,819,496
Telecom Italia SpA "A"                              378,200     2,695,015
Unicredito Italiano SpA                             658,800     2,383,077
                                                               28,090,697

LUXEMBOURG - 0.13%
Arcelor/1/                                           70,272       712,579
                                                                  712,579

NETHERLANDS - 7.42%
ABN AMRO Holding NV                                 207,400     2,271,196
Aegon NV                                            138,836     1,303,559
Akzo Nobel NV                                        48,556     1,564,465
ASML Holding NV/1/                                   68,076       418,497
Burhmann NV                                           9,760        48,906
DSM NV                                               11,468       469,238
Equant NV/1/                                         23,912        61,447
Getronics NV/1/                                      57,340        41,371
Gucci Group NV                                        5,612       472,566
Hagemeyer NV                                         15,372       116,377
Heineken NV                                          28,816     1,130,939
ING Groep NV                                        235,216     3,256,942
Koninklijke Ahold NV                                142,496     1,688,606
Koninklijke Numico NV                                22,936       244,367
Koninklijke (Royal) KPN NV/1/                       257,666     1,336,977
Randstad Holding NV                                  11,712        78,829
Reed Elsevier NV                                    104,188     1,244,942
Royal Dutch Petroleum Co.                           327,204    13,210,403
Royal Philips Electronics NV                        203,743     2,960,101
TNT Post Group NV                                    45,384       760,736
Unilever NV - CVA                                    88,572     5,243,586
VNU NV                                               32,208       748,379
Wolters Kluwer NV - CVA                              47,092       851,734
                                                               39,524,163

NORWAY - 0.28%
Norsk Hydro ASA                                      24,400       918,606
Orkla ASA                                            24,400       390,161
Petroleum Geo-Services/1/                            21,900        16,519
Tomra Systems ASA                                    24,888       151,797
                                                                1,477,083
PORTUGAL - 0.55%
Banco Comercial Portugues SA "R"                    276,940       588,470
Banco Espirito Santo e Comercial de Lisboa SA        14,640       150,480
Brisa-Auto Estradas de Portugal SA                   96,624       477,487
CIMPOR-Cimentos de Portugal SGPS SA                  20,008       342,101
Electricidade de Portugal SA                        249,124       371,793
Portugal Telecom SGPS SA                            174,948       786,724
Vodafone Telecel-Comunicacoes Pessoais SA            28,792       202,039
                                                                2,919,094

SPAIN - 4.23%
Acerinox SA                                           7,808       240,151
Altadis SA                                           50,020     1,117,267
Amadeus Global Travel Distribution SA "A"            43,188       180,984
Autopistas Concesionaria Espanola SA                 22,692       257,915
Banco Bilbao Vizcaya Argentaria SA                  464,820     3,473,042
Banco Popular Espanol SA                             34,892     1,344,228
Banco Santander Central Hispano SA                  700,524     3,579,467
Bankinter SA                                         10,980       240,913
Endesa SA                                           156,160     1,412,202
Gas Natural SDG SA                                   32,696       554,197
Grupo Dragados SA                                    20,740       311,571
Iberdrola SA                                        132,980     1,721,719
Industria de Diseno Textil SA                        16,104       326,282
Repsol YPF SA                                       141,032     1,671,257
Telefonica SA/1/                                    704,213     5,247,866
Terra Networks SA/1/                                 72,956       292,028
Union Fenosa SA                                      41,236       529,817
                                                               22,500,906

SWEDEN - 2.17%
ASSA Abloy AB "B"                                    48,800       473,658

Schedules of Investments                                                      49
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2002

Security                                       Shares         Value
-------------------------------------------------------------------
Atlas Copco AB "A"                             24,400  $    406,558
Electrolux AB "B"                              48,800       736,802
ForeningsSparbanken AB                         61,000       608,518
Hennes & Mauritz AB "B"                        73,200     1,270,986
Nordea AB                                     366,000     1,452,544
Sandvik AB                                     40,016       940,792
Securitas AB "B"                               48,800       605,232
Skandia Forsakrings AB                        162,504       238,345
Skandinaviska Enskilda Banken AB "A"           73,200       623,649
Skanska AB "B"                                 46,121       227,312
Svenska Cellulosa AB "B"                       24,400       755,221
Svenska Handelsbanken AB "A"                   97,600     1,215,725
Telefonaktiebolaget LM Ericsson AB "B"/1/   2,512,468       913,031
Telia AB                                      146,400       367,874
Volvo AB "B"                                   48,800       707,859
                                                         11,544,106

SWITZERLAND - 11.40%
ABB Ltd./1/                                   195,200       645,273
Adecco SA                                      22,204       751,337
Baloise Holding - Registered                    5,368       211,339
Ciba Specialty Chemicals AG                     4,636       305,563
Clariant AG - Registered                       24,400       440,564
Compagnie Financiere Richemont AG              93,208     1,382,433
Credit Suisse Group/1/                        175,680     3,446,350
Holcim Ltd. "B"                                 4,880       772,645
Nestle SA                                      61,000    13,332,880
Novartis AG                                   413,336    16,343,223
Roche Holding AG - Bearer                      11,956     1,351,259
Roche Holding AG - Genusschein                108,580     7,344,557
Schweizerische Lebensversicherungs-und
  Rentenanstalt/1/                              1,464       129,933
Swatch Group (The) AG "B"                       3,172       236,845
Swiss Re                                       43,920     2,469,977
Swisscom AG                                     3,904     1,085,180
Syngenta AG                                    19,525     1,065,579
UBS AG - Registered/1/                        198,616     8,264,432
Zurich Financial Services AG                   11,956     1,115,904
                                                         60,695,273

UNITED KINGDOM - 41.37%
Abbey National PLC                            223,992     1,814,089
Aegis Group PLC                               183,000       196,414
Alliance & Leicester PLC                       79,056       976,563
Allied Domecq PLC                             181,048     1,141,707
Amersham PLC                                  107,360       902,414
AMVESCAP PLC                                  113,460       537,063
Anglo American PLC                            218,868     2,770,738
Arm Holdings PLC/1/                           141,276       275,488
Associated British Foods PLC                   65,880       590,535
AstraZeneca PLC                               277,672     8,418,932
Aviva PLC                                     328,180     1,845,028
AWG PLC/1/                                     46,116       293,713
AWG PLC - Redeemable/1/                    14,388,192        23,021
BAA PLC                                       181,048     1,506,138
BAE Systems PLC                               438,712     1,324,647
Barclays PLC                                1,026,756     5,998,514
BBA Group PLC                                  74,664       202,840
BG Group PLC                                  544,364     2,133,744
BHP Billiton PLC                              361,457     1,676,871
BOC Group PLC                                  83,448     1,137,763
Boots Co. PLC                                 152,500     1,267,458
BP PLC                                      3,489,200    23,320,068
BPB PLC                                        77,592       326,406
Brambles Industries PLC                       122,244       397,941
British Airways PLC/1/                         76,372       115,299
British American Tobacco PLC                  260,348     2,657,164
British Land Co. PLC                           87,840       607,800
British Sky Broadcasting Group PLC/1/         152,256     1,227,122
BT Group PLC                                1,321,047     3,417,416
Bunzl PLC                                      77,592       538,116
Cable & Wireless PLC                          395,524       718,430
Cadbury Schweppes PLC                         344,284     2,301,022
Capita Group PLC                              110,532       344,163
Carlton Communications PLC                    108,580       186,117

50                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2002

Security                                             Shares             Value
-----------------------------------------------------------------------------
Centrica PLC                                        677,588      $  1,766,201
Chubb PLC                                           123,952           212,466
CMG PLC                                             101,260            62,498
Cobham PLC                                           15,616           227,895
Colt Telecom Group PLC/1/                            85,888            49,635
Compass Group PLC                                   367,464         1,531,369
Cookson Group PLC                                   122,976            39,168
Corus Group PLC/1/                                  528,504           284,652
Daily Mail and General Trust PLC "A"                 47,092           348,066
Diageo PLC                                          534,604         6,633,260
Dimension Data Holdings PLC/1/                      182,512            45,920
Dixons Group PLC                                    323,788           878,340
Electrocomponents PLC                                73,444           291,051
EMAP PLC                                             42,944           457,203
EMI Group PLC                                       133,468           356,813
Exel PLC                                             50,264           497,191
FirstGroup PLC                                       73,444           281,526
FKI PLC                                              97,356           124,781
Gallaher Group PLC                                  106,628         1,016,997
GKN PLC                                             122,244           468,586
GlaxoSmithKline PLC                                 984,296        19,039,238
Granada PLC                                         367,464           388,630
GUS PLC                                             170,556         1,453,734
Hammerson PLC                                        48,312           343,788
Hanson PLC                                          124,440           618,392
Hays PLC                                            292,556           526,776
HBOS PLC                                            577,304         5,333,712
Hilton Group PLC                                    254,004           639,125
HSBC Holdings PLC                                 1,449,360        14,678,393
IMI PLC                                              59,536           245,300
Imperial Chemical Industries PLC                    165,188           529,940
Imperial Tobacco Group PLC                          101,748         1,608,086
Invensys PLC                                        592,920           566,476
J Sainsbury PLC                                     198,860           875,640
Johnson Matthey PLC                                  37,576           493,418
Kingfisher PLC                                      362,589         1,174,643
Land Securities Group PLC                            77,500           901,883
Lattice Group PLC                                   593,896         1,599,421
Legal & General Group PLC                           871,080         1,184,930
Legal & General Group PLC - NP/1/                   226,481            97,953
Lloyds TSB Group PLC                                864,248         6,381,089
Logica PLC                                           68,076           128,466
Lonmin PLC                                           17,324           231,163
Marks & Spencer Group PLC                           358,688         1,810,657
Misys PLC                                            97,356           228,125
mm02 PLC/1/                                       1,321,047           830,939
National Grid Group PLC                             251,564         1,786,180
Next PLC                                             58,072           848,397
Northern Rock PLC                                    71,492           737,526
Old Mutual PLC                                      533,140           584,801
P&O Princess Cruises PLC                            113,460           795,786
Pearson PLC                                         110,297           883,744
Peninsular & Oriental Steam Navigation
  Co. PLC                                            90,280           241,002
Pilkington PLC                                      186,416           160,504
Provident Financial PLC                              41,968           392,695
Prudential Corp. PLC                                290,604         1,551,535
Rank Group PLC                                      118,828           498,935
Reckitt Benckiser PLC                                89,060         1,680,669
Reed International PLC                              194,224         1,669,219
Rentokil Initial PLC                                357,704         1,171,445
Reuters Group PLC                                   202,276           718,909
Rio Tinto PLC                                       158,600         2,549,019
RMC Group PLC                                        44,408           292,613
Rolls Royce PLC                                     243,024           382,180
Royal Bank of Scotland Group PLC                    406,260         7,666,614
Royal Sun Alliance Industries Group PLC             242,292           366,733
SABMiller PLC                                        95,648           655,810
Safeway PLC                                         177,632           582,438
Sage Group PLC                                      214,720           379,883
Schroders PLC                                        22,936           162,311
Scottish & Newcastle PLC                            105,652           930,435
Scottish & Southern Energy PLC                      132,980         1,432,500
Scottish Power PLC                                  287,188         1,556,990
Severn Trent PLC                                     58,072           544,291
Shell Transport & Trading Co. PLC                 1,527,928         9,106,756

Schedules of Investments                                                     51
iSHARES S&P EUROPE 350 INDEX FUND
September 30, 2002

Security                                              Shares             Value
------------------------------------------------------------------------------
Shire Pharmaceuticals Group
  PLC/1/                                              70,516     $     571,102
Six Continents PLC                                   144,692         1,349,325
Slough Estates PLC                                    63,684           320,477
Smiths Group PLC                                      72,473           730,557
Spirent PLC                                          105,408            59,671
Standard Chartered PLC                               154,696         1,593,446
Tate & Lyle PLC                                       72,956           424,502
Tesco PLC                                          1,013,088         3,277,948
3i Group PLC                                         102,480           694,598
Tomkins PLC                                          161,040           560,951
Trinity Mirror PLC                                    49,044           273,798
Unilever PLC                                         426,268         3,867,913
United Business Media PLC                             56,153           189,859
United Utilities PLC                                  93,208           861,149
Vodafone Group PLC                                10,593,260        13,577,381
W.H. Smith Group PLC                                  42,456           205,640
WM Morrison Supermarkets PLC                         245,464           826,085
Wolseley PLC                                          97,356           773,932
WPP Group PLC                                        167,384         1,122,661
                                                                   220,285,194
TOTAL COMMON STOCKS
  (Cost: $736,730,586)                                             529,450,170

PREFERRED STOCKS - 0.07%

GERMANY - 0.07%
Porsche AG                                               976           395,493
                                                                       395,493
TOTAL PREFERRED STOCKS
  (Cost: $442,408)                                                     395,493

SHORT TERM INSTRUMENTS - 4.95%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                            23,208,582        23,208,582
Dreyfus Money Market Fund                          1,225,556         1,225,556
Goldman Sachs Financial Square Prime
  Obligation Fund                                    691,986           691,986
Providian Temp Cash Money Market Fund              1,238,334         1,238,334
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $26,364,458)                                               26,364,458

TOTAL INVESTMENTS IN SECURITIES - 104.46%
  (Cost $763,537,452)                                              556,210,121
Other Assets, Less Liabilities - (4.46%)                           (23,755,948)
                                                                 -------------
NET ASSETS - 100.00%                                             $ 532,454,173
                                                                 =============

/1/  Non-income earning securities.

See notes to financial statements.

52                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES S&P/TSE 60 INDEX FUND
September 30, 2002

Security                                           Shares              Value
----------------------------------------------------------------------------
COMMON STOCKS - 99.27%
Royal Bank of Canada                                4,419         $  146,817
BCE Inc.                                            5,727            101,455
Bank of Nova Scotia                                 3,358             94,842
EnCana Corp.                                        3,010             91,086
Bank of Montreal                                    3,312             77,026
Toronto Dominion Bank                               4,279             74,914
Sun Life Financial Services of Canada               4,074             66,573
Manulife Financial Corp.                            3,141             66,297
Canadian Imperial Bank of Commerce                  2,476             63,172
Barrick Gold Corp.                                  3,521             54,939
Alcan Inc.                                          2,026             50,133
Petro-Canada                                        1,694             49,724
Canadian National Railway Co.                       1,325             49,535
Suncor Energy Inc.                                  2,840             48,897
TransCanada PipeLines Ltd.                          3,112             44,339
Talisman Energy Inc.                                  846             33,921
Magna International Inc. "A"                          594             33,823
Thomson Corp.                                       1,221             30,275
Enbridge Inc.                                         950             27,712
Biovail Corp./1/                                    1,010             25,024
Loblaw Companies Ltd.                                 700             24,837
Canadian Natural Resources Ltd.                       768             24,378
Brascan Corp. "A"                                   1,203             24,049
Potash Corp. of Saskatchewan Inc.                     374             23,225
George Weston Ltd.                                    335             22,176
National Bank of Canada                             1,191             22,113
Imperial Oil Ltd.                                     740             21,413
Inco Ltd./1/                                        1,276             20,698
Placer Dome Inc.                                    2,230             20,456
Canadian Pacific Railway Ltd.                       1,103             19,881
Bombardier Inc. "B"                                 7,011             19,271
Abitibi-Consolidated Inc.                           2,848             19,140
Nexen Inc.                                            697             16,680
Celestica Inc./1/                                   1,235             16,047
Quebecor World Inc.                                   666             15,661
Fairmont Hotels & Resorts Inc.                        605             14,211
TransAlta Corp.                                     1,122             13,263
Nova Chemicals Corp.                                  629             13,003
Shaw Communications Inc. "B"                        1,521             12,494
Nortel Networks Corp./1/                           24,950             12,425
Precision Drilling Corp./1/                           367             11,083
Noranda Corp.                                       1,154             10,876
Dofasco Inc.                                          637             10,763
Molson Inc. "A"                                       518             10,124
Cognos Inc./1/                                        574              9,756
MDS Inc.                                              667              9,062
TELUS Corp.                                         1,173              8,682
Domtar Inc.                                           990              8,619
Husky Energy Inc.                                     777              8,180
Teck Cominco Ltd. "B"                               1,165              7,455
ATI Technologies Inc./1/                            1,476              7,277
CP Ships Ltd.                                         605              6,846
Canadian Tire Corp. Ltd. "A"                          400              6,776
Rogers Communications "B"/1/                        1,037              6,538
Agrium Inc.                                           671              6,045
Cameco Corp.                                          316              5,459
Cott Corp./1/                                         300              4,549
Royal Group Technologies Ltd./1/                      460              3,973
CAE Inc.                                            1,039              2,987
Zarlink Semiconductor Inc./1/                         900              1,923
TOTAL COMMON STOCKS
  (Cost: $3,776,743)                                               1,752,898

SHORT TERM INSTRUMENTS - 0.13%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                              2,351              2,351
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $2,351)                                                       2,351

TOTAL INVESTMENTS IN SECURITIES - 99.40%
  (Cost $3,779,094)                                                1,755,249
Other Assets, Less Liabilities - 0.60%                                10,533
                                                                  ----------
NET ASSETS - 100.00%                                              $1,765,782
                                                                  ==========

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      53

Schedule of Investments (Unaudited)

iSHARES S&P LATIN AMERICA 40 INDEX FUND
September 30, 2002

Security                                              Shares           Value
----------------------------------------------------------------------------
COMMON STOCKS - 98.73%

ARGENTINA - 1.52%
Perez Companc SA ADR/1/                                7,200      $   36,216
Siderca SAIC ADR                                       3,204          49,822
Telecom Argentina SA ADR/1/                           11,024           9,040
                                                                      95,078
BRAZIL - 29.27%
Aracruz Celulose SA ADR                                5,200          76,232
Banco Bradesco SA ADR                                 14,640         155,038
Banco Itau SA ADR                                     12,000         187,920
Centrais Eletricas Brasileiras SA ADR                 22,628          43,170
Companhia de Bebidas das Americas ADR                 26,200         280,864
Companhia Energetica de Minas Gerais ADR              10,898          58,304
Companhia Paranaense de Energia ADR                   13,044          25,045
Companhia Vale do Rio Doce ADR                        15,492         335,402
Embratel Participacoes SA ADR/1/                      34,392          20,635
Empresa Brasileira de Aeronautica SA ADR               6,082          80,891
Petroleo Brasileiro SA ADR                            34,160         366,537
Tele Norte Leste Participacoes SA ADR                 28,628         151,728
Unibanco - Uniao de Bancos Brasileiros SA GDR          7,760          55,096
                                                                   1,836,862

CHILE - 2.08%
Empresa Nacional de Electricidad SA ADR               12,145          80,157
Enersis SA ADR/1/                                      5,644          25,285
Sociedad Quimica y Minera de Chile SA ADR              1,324          25,288
                                                                     130,730

MEXICO - 65.86%
Alfa SA "A"/1/                                        64,400          96,948
America Movil SA de CV "L"/1/                        841,200         509,010
Apasco SA de CV                                        9,600          54,431
Carso Global Telecom "A1"/1/                         166,400         165,102
Cemex SA de CV "CPO"                                 165,600         690,436
Desc SA de CV "B"                                     52,400          23,564
Fomento Economico Mexicano SA de CV "UBD"             48,800         165,061
Grupo Carso SA de CV "A1"/1/                          41,600         105,735
Grupo Financiero BBVA Bancomer SA de CV "B"/1/       400,000         283,480
Grupo Modelo SA de CV "C"                             54,400         136,142
Grupo Televisa SA "CPO"/1/                           176,400         222,793
Kimberly-Clark de Mexico SA de CV "A"                 68,400         152,785
Savia SA de CV "A"/1/                                 28,000          16,150
Telefonos de Mexico SA de CV ADR "L"                 838,400       1,182,647
Vitro SA de CV "A"                                    25,600          21,647
Walmart de Mexico SA de CV "V"                       127,200         307,760
                                                                   4,133,691
TOTAL COMMON STOCKS
  (Cost: $9,336,780)                                               6,196,361

PREFERRED STOCKS - 0.51%

BRAZIL - 0.51%
Centrais Eletricas Brasileiras SA ADR                 16,697          32,282
                                                                      32,282
TOTAL PREFERRED STOCKS
  (Cost: $117,342)                                                    32,282

SHORT TERM INSTRUMENTS - 0.13%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                 7,851           7,851

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $7,851)                                                       7,851

TOTAL INVESTMENTS IN SECURITIES - 99.37%
  (Cost $9,461,973)                                                6,236,494
Other Assets, Less Liabilities - 0.63%                                39,673
                                                                  ----------
NET ASSETS - 100.00%                                              $6,276,167
                                                                  ==========

/1/  Non-income earning securities.

See notes to financial statements.

54                               2002 iShares Semi-Annual Report to Shareholders

Schedule of Investments (Unaudited)

iSHARES S&P/TOPIX 150 INDEX FUND
September 30, 2002

Security                                                 Shares        Value
----------------------------------------------------------------------------
COMMON STOCKS - 99.60%
Toyota Motor Corp.                                       71,100  $ 1,828,017
Sony Corp.                                               26,100    1,095,540
NTT DoCoMo Inc.                                             543      927,748
Takeda Chemical Industries Ltd.                          22,800      919,567
Nippon Telegraph & Telephone Corp.                          264      878,265
Honda Motor Co. Ltd.                                     20,400      826,120
Canon Inc.                                               24,000      784,622
Nomura Holdings Inc.                                     54,000      709,711
Tokyo Electric Power Co. Inc. (The)                      33,900      612,617
Matsushita Electric Industrial Co. Ltd.                  57,922      600,913
Nissan Motor Co. Ltd.                                    71,100      527,967
Mitsubishi Tokyo Financial Group Inc.                        69      509,537
Hitachi Ltd.                                             87,000      435,931
East Japan Railway Co.                                       90      419,911
Sumitomo Mitsui Banking Corp.                            69,000      387,677
Rohm Co. Ltd.                                             3,300      387,358
Millea Holdings Inc./1/                                      48      384,820
Fuji Photo Film Co. Ltd.                                 12,000      357,811
Ito-Yokado Co. Ltd.                                       9,000      353,376
Nintendo Co. Ltd.                                         3,000      349,433
Kyocera Corp.                                             5,100      341,425
Kao Corp.                                                15,000      330,828
Murata Manufacturing Co. Ltd.                             6,300      320,848
Shin-Etsu Chemical Co. Ltd.                               9,600      317,792
Ricoh Co. Ltd.                                           18,000      312,716
Seven-Eleven Japan Co. Ltd.                               9,000      304,583
Kansai Electric Power Co. Inc.                           21,600      303,400
Chubu Electric Power Co. Inc.                            16,800      282,899
Mizuho Holdings Inc.                                        114      266,880
Toshiba Corp./1/                                         84,000      256,679
Mitsubishi Heavy Industries Ltd.                         90,000      245,439
Secom Co. Ltd.                                            6,000      240,020
Mitsubishi Estate Co. Ltd.                               30,000      239,772
Sharp Corp.                                              24,000      230,458
Nippon Steel Corp.                                      171,000      224,745
Mitsubishi Corp.                                         33,000      221,734
NEC Corp.                                                45,000      216,981
AEON Co. Ltd.                                             8,400      215,279
Bridgestone Corp.                                        18,000      214,096
Central Japan Railway Co.                                    33      209,537
Fujitsu Ltd.                                             48,000      207,394
Tokyo Gas Co. Ltd.                                       69,000      201,777
Denso Corp.                                              12,300      200,151
Nikko Cordial Corp.                                      42,000      199,752
Daiwa Securities Group Inc.                              36,000      198,720
Yamanouchi Pharmaceutical Co. Ltd.                        9,000      197,388
Dai Nippon Printing Co. Ltd.                             18,000      195,023
Mitsui & Co. Ltd.                                        36,000      188,960
Fujisawa Pharmaceutical Co. Ltd.                          9,000      184,820
Mitsui Sumitomo Insurance Co. Ltd.                       39,000      182,922
Yamato Transport Co. Ltd.                                12,000      180,384
Mitsubishi Electric Corp./1/                             54,000      174,323
Fanuc Ltd.                                                3,900      174,273
Mitsui Fudosan Co. Ltd.                                  21,000      170,774
Nippon Oil Corp.                                         39,000      167,868
Hoya Corp.                                                2,700      167,447
SMC Corp.                                                 1,800      162,050
Tokyo Electron Ltd.                                       4,200      160,769
UFJ Holdings Inc.                                            60      159,192
Toppan Printing Co. Ltd.                                 18,000      158,945
Sankyo Co. Ltd.                                          12,000      155,347
JFE Holdings Inc./1/                                     13,725      153,778
Eisai Co. Ltd.                                            6,600      152,341
Sanyo Electric Co. Ltd.                                  45,000      152,294
Keyence Corp.                                               900      151,109
Kyushu Electric Power Co. Inc.                           11,100      150,444
Sumitomo Chemical Co. Ltd.                               39,000      149,604
Asahi Glass Co. Ltd.                                     24,000      147,461
Kirin Brewery Co. Ltd.                                   24,000      141,941
ORIX Corp.                                                2,400      141,350
NTT Data Corp.                                               39      139,995
Osaka Gas Co. Ltd.                                       57,000      139,057
Nippon Unipac Holding                                        27      135,954
Japan Tobacco Inc.                                           21      132,479
West Japan Railway Company                                   36      131,296

Schedules of Investments                                                      55
iSHARES S&P/TOPIX 150 INDEX FUND
September 30, 2002

Security                                                 Shares        Value
----------------------------------------------------------------------------
TDK Corp.                                                 3,300  $   128,216
Ajinomoto Co. Inc.                                       12,000      127,057
Sumitomo Corp.                                           24,000      123,214
Oji Paper Co. Ltd.                                       24,000      113,357
Daikin Industries Ltd.                                    6,000      112,864
Sekisui House Ltd.                                       15,000      112,001
Nippon Express Co. Ltd.                                  24,000      108,230
Shiseido Co. Ltd.                                         9,000      107,418
Takefuji Corp.                                            1,890      106,811
Sumitomo Electric Industries Ltd.                        18,000      103,203
Japan Airlines Co. Ltd./1/                               42,000      101,774
Suzuki Motor Corp.                                        9,000      101,503
Asahi Kasei Corp.                                        36,000       97,585
Marui Co. Ltd.                                            9,000       97,511
Daiichi Pharmaceutical Co. Ltd.                           6,000       97,388
Sumitomo Trust & Banking Co. Ltd. (The)                  18,000       94,480
Taisho Pharmaceutical Co. Ltd.                            6,000       94,234
Mitsubishi Chemical Corp./1/                             51,000       93,422
Advantest Corp.                                           2,400       93,248
All Nippon Airways Co. Ltd./1/                           39,000       92,582
Itochu Corp.                                             33,000       92,436
Nippon Television Network Corp.                             540       91,907
Nitto Denko Corp.                                         3,600       91,375
Komatsu Ltd.                                             27,000       90,709
Nippon Yusen Kabushiki Kaisha                            27,000       88,935
Acom Co. Ltd.                                             2,100       88,664
Tostem Inax Holding Corp.                                 6,000       87,482
Credit Saison Co. Ltd.                                    3,900       85,695
Toray Industries Inc.                                    33,000       80,236
Mabuchi Motor Co. Ltd.                                      900       79,473
Pioneer Corp.                                             4,800       79,448
Kubota Corp.                                             27,000       77,404
Mitsui Chemicals Inc.                                    18,000       77,328
Asahi Breweries Ltd.                                     12,000       77,280
Terumo Corp.                                              5,100       75,407
Promise Co. Ltd.                                          1,950       75,123
Daiwa House Industry Co. Ltd.                            12,000       73,337
Matsushita Electric Works Ltd.                           12,000       73,040
Kajima Corp.                                             24,000       72,943
Alps Electric Co. Ltd.                                    6,000       70,873
Kinki Nippon Railway Co. Ltd./1/                         25,000       67,972
Tokyu Corp.                                              18,000       66,388
Hirose Electric Co. Ltd.                                    900       64,613
Sumitomo Metal Mining Co. Ltd.                           15,000       61,853
Softbank Corp.                                            6,300       60,961
NGK Insulators Ltd.                                       9,000       60,621
Shimizu Corp.                                            18,000       55,742
Taisei Corp.                                             27,000       55,447
Nissin Food Products Co. Ltd.                             2,700       54,559
Kuraray Co. Ltd.                                          9,000       53,006
Fuji Heavy Industries Ltd.                               15,000       52,612
Diawa Bank Holdings Inc./1/                              66,000       49,335
Nippon Meat Packers Inc.                                  6,000       48,053
Marubeni Corp./1/                                        39,000       47,093
Uni-Charm Corp.                                           1,200       46,722
Obayashi Corp.                                           18,000       46,575
Taiyo Yuden Co. Ltd.                                      3,000       45,836
Minebea Co. Ltd.                                          9,000       45,614
Nisshin Seifun Group Inc.                                 6,000       44,603
Mazda Motor Corp.                                        18,000       42,287
Mitsubishi Materials Corp./1/                            30,000       41,646
Furukawa Electric Co. Ltd.                               18,000       40,955
Mitsui Mining & Smelting Co. Ltd.                        18,000       39,182
NSK Ltd.                                                 12,000       39,034
TonenGeneral Sekiyu K.K.                                  6,000       38,344
Ibiden Co. Ltd.                                           3,000       37,260
Ebara Corporation                                         9,000       36,742
Kawasaki Heavy Industries Ltd./1/                        36,000       36,670
Sumitomo Metal Industries Ltd./1/                        84,000       33,810
Toyo Seikan Kaisha Ltd.                                   3,000       33,637
Sekisui Chemical Co. Ltd.                                12,000       33,120
Nippon Sheet Glass Co. Ltd.                              12,000       30,360
Mitsui Trust Holdings Inc.                                9,000       22,326
Fujikura Ltd.                                             9,000       21,070
Mitsubishi Logistics Corp.                                3,000       18,901
TOTAL COMMON STOCKS
  (Cost: $34,699,960)                                             29,708,576

56                               2002 iShares Semi-Annual Report to Shareholders
iSHARES S&P/TOPIX 150 INDEX FUND
September 30, 2002

Security                                                  Shares        Value
-----------------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 9.96%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                 2,525,416  $ 2,525,416
Dreyfus Money Market Fund                                138,127      138,127
Goldman Sachs Financial Square Prime
  Obligation Fund                                        100,531      100,531
Providian Temp Cash Money Market Fund                    207,190      207,190
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $2,971,264)                                                2,971,264

TOTAL INVESTMENTS IN SECURITIES - 109.56%
  (Cost $37,671,224)                                               32,679,840
Other Assets, Less Liabilities - (9.56%)                           (2,851,142)
                                                                  -----------
NET ASSETS - 100.00%                                              $29,828,698
                                                                  ===========

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                     57

Schedule of Investments (Unaudited)

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
September 30, 2002

Security                                                Shares         Value
----------------------------------------------------------------------------
COMMON STOCKS - 100.03%
Amgen Inc./1/                                        1,695,182  $ 70,689,089
Gilead Sciences Inc./1/                                343,108    11,504,411
Chiron Corp./1/                                        319,945    11,178,878
IDEC Pharmaceuticals Corp./1/                          263,534    10,941,932
MedImmune Inc./1/                                      443,004     9,267,644
Genzyme Corp. - General Division/1/                    420,989     8,676,583
Biogen Inc./1/                                         272,958     7,989,481
Amylin Pharmaceuticals Inc./1/                         406,730     6,759,853
InterMune Inc./1/                                      180,755     5,932,379
Millennium Pharmaceuticals Inc./1/                     624,674     5,821,962
OSI Pharmaceuticals Inc./1/                            342,760     5,816,637
Cephalon Inc./1/                                       139,096     5,677,899
Affymetrix Inc./1/                                     272,397     5,665,858
Medicines Co. (The)/1/                                 512,880     5,630,397
Neurocrine Biosciences Inc./1/                         136,351     5,590,391
Isis Pharmaceuticals Inc./1/                           555,965     5,481,815
NPS Pharmaceuticals Inc./1/                            265,992     5,470,923
Scios Inc./1/                                          207,038     5,269,117
Cell Genesys Inc./1/                                   436,828     5,263,777
CV Therapeutics Inc./1/                                246,771     5,159,982
ImClone Systems Inc./1/                                657,055     5,125,029
Invitrogen Corp./1/                                    149,836     5,104,913
Ligand Pharmaceuticals Inc. "B"/1/                     748,945     5,092,826
Myriad Genetics Inc./1/                                318,742     5,048,873
Trimeris Inc./1/                                       112,283     4,987,611
Transkaryotic Therapies Inc./1/                        152,734     4,981,878
Celgene Corp./1/                                       293,735     4,946,497
Tularik Inc./1/                                        715,286     4,899,709
QLT Inc./1/                                            636,618     4,895,592
Human Genome Sciences Inc./1/                          405,475     4,890,029
Alkermes Inc./1/                                       613,514     4,840,625
Vertex Pharmaceuticals Inc./1/                         260,616     4,818,790
Regeneron Pharmaceuticals Inc./1/                      349,863     4,723,151
Abgenix Inc./1/                                        727,487     4,721,391
Telik Inc./1/                                          380,963     4,716,322
ICOS Corp./1/                                          223,488     4,686,543
Enzon Inc./1/                                          242,992     4,675,166
United Therapeutics Inc./1/                            272,242     4,478,381
Genta Inc./1/                                          694,814     4,460,706
Qiagen NV/1/                                           970,095     4,452,736
Albany Molecular Research Inc./1/                      261,113     4,446,754
Tanox Inc./1/                                          410,336     4,308,528
Incyte Genomics Inc./1/                                899,882     4,175,453
Protein Design Labs Inc./1/                            502,724     4,172,609
Corixa Corp./1/                                        640,037     4,051,434
Inhale Therapeutic Systems Inc./1/                     768,158     3,862,298
BioMarin Pharmaceutical Inc./1/                        664,517     3,847,553
Diversa Corp./1/                                       431,596     3,681,514
Atrix Laboratories Inc./1/                             247,598     3,664,450
Medarex Inc./1/                                        978,966     3,279,536
Immunomedics Inc./1/                                   520,650     3,123,900
Antigenics Inc./1/                                     353,338     2,854,971
Exelixis Inc./1/                                       572,899     2,835,850
Gene Logic Inc./1/                                     223,459     1,736,276
Alexion Pharmaceuticals Inc./1/                        144,903     1,679,426
CuraGen Corp./1/                                       394,518     1,664,866
Luminex Corp./1/                                       236,358     1,663,960
Array BioPharma Inc./1/                                205,120     1,597,885
NeoPharm Inc./1/                                       109,959     1,550,422
Pharmacopeia Inc./1/                                   165,193     1,463,610
Avigen Inc./1/                                         130,144     1,032,042
Arena Pharmaceuticals Inc./1/                          181,469     1,016,226
ILEX Oncology Inc./1/                                  197,848       939,778
Cell Therapeutics Inc./1/                              201,933       888,505
Immunogen Inc./1/                                      268,939       871,362
Cubist Pharmaceuticals Inc./1/                         157,887       806,803
Guilford Pharmaceuticals Inc./1/                       154,592       748,225
VaxGen Inc./1/                                          79,270       701,619
ArQule Inc./1/                                         118,550       610,533
Novavax Inc./1/                                        115,130       498,513
Caliper Technologies Corp./1/                          116,306       487,322
Geron Corp./1/                                         122,052       476,003
Emisphere Technologies Inc./1/                          69,341       205,249
EntreMed Inc./1/                                        84,710       136,383
ViroPharma Inc./1/                                      89,180        90,072
TOTAL COMMON STOCKS
  (Cost: $520,233,331)                                           369,505,706

58                              2002 iShares Semi-Annual Report to Shareholders
iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
September 30, 2002

                                                      Shares or
Security                                              Principal         Value
-----------------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 20.15%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                               63,697,581  $ 63,697,581
Dreyfus Money Market Fund                             3,460,056     3,460,056
General Electric Commercial Paper
  1.74%, 11/04/02                                   $ 1,000,000     1,000,000
Goldman Sachs Financial Square Prime
  Obligation Fund                                       895,672       895,672
Providian Temp Cash Money Market Fund                 5,390,084     5,390,084
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $74,443,393)                                              74,443,393

TOTAL INVESTMENTS IN SECURITIES - 120.18%
  (Cost $594,676,724)                                             443,949,099
Other Assets, Less Liabilities - (20.18%)                         (74,559,870)
                                                                 ------------
NET ASSETS - 100.00%                                             $369,389,229
                                                                 ============

/1/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                     59

Statements of Assets and Liabilities (Unaudited)

iSHARES TRUST
September 30, 2002

                                                                                       iShares S&P
                                                     ------------------------------------------------------------------------------
                                                                                      Global       Global       Global       Global
                                                                                      Energy   Financials   Healthcare   Technology
                                                              100    Global 100       Sector       Sector       Sector       Sector
                                                       Index Fund    Index Fund   Index Fund   Index Fund   Index Fund   Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                  $221,875,573  $ 68,910,108  $15,063,153  $10,174,014  $17,401,333  $ 8,766,348
                                                     ------------  ------------  -----------  -----------  -----------  -----------
Foreign currency, at cost                            $          -  $     15,487  $    39,179  $     9,940  $    11,240  $     5,326
                                                     ------------  ------------  -----------  -----------  -----------  -----------
Investments in securities, at value
  (including securities on loan/1/) (Note 1)         $149,515,820  $ 43,401,607  $13,171,755  $ 8,000,922  $13,607,067  $ 4,445,312
Foreign currency, at value                                      -        14,096       39,202        9,956       11,255        5,593
Receivables:
  Investment securities sold                                    -             -       41,754            -            -            -
  Dividends and interest                                  253,759        85,608       13,581       31,694       21,660        2,333
                                                     ------------  ------------  -----------  -----------  -----------  -----------
Total Assets                                          149,769,579    43,501,311   13,266,292    8,042,572   13,639,982    4,453,238
                                                     ------------  ------------  -----------  -----------  -----------  -----------

LIABILITIES
Payables:
  Investment securities purchased                               -             -       66,305            -            -            -
  Collateral for securities on loan (Note 5)              663,533       672,345            -            -            -      158,496
  Advisory fees (Note 2)                                   54,573        25,542       15,262        9,716       15,477        5,484
                                                     ------------  ------------  -----------  -----------  -----------  -----------
Total Liabilities                                         718,106       697,887       81,567        9,716       15,477      163,980
                                                     ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS                                           $149,051,473  $ 42,803,424  $13,184,725  $ 8,032,856  $13,624,505  $ 4,289,258
                                                     ============  ============  ===========  ===========  ===========  ===========

Net Assets Consist Of:
  Paid-in capital                                    $229,210,487  $ 69,427,891  $14,891,596  $10,199,110  $17,476,128  $ 8,710,899
  Undistributed net investment income
    (accumulated net investment loss)                     104,842       449,662      230,266      143,646       89,595      (10,128)
  Undistributed net realized loss                      (7,904,103)   (1,564,771)     (45,787)    (137,166)    (147,078)     (90,760)
  Net unrealized depreciation on investments and
    translation of assets and liabilities in
    foreign currencies                                (72,359,753)  (25,509,358)  (1,891,350)  (2,172,734)  (3,794,140)  (4,320,753)
                                                      -----------  ------------  -----------  -----------  -----------  -----------
NET ASSETS                                           $149,051,473  $ 42,803,424  $13,184,725  $ 8,032,856  $13,624,505  $ 4,289,258
                                                     ============  ============  ===========  ===========  ===========  ===========
iShares outstanding                                     3,650,000     1,050,000      300,000      200,000      350,000      150,000
                                                     ============  ============  ===========  ===========  ===========  ===========
Net asset value per iShare                           $      40.84  $      40.77  $     43.95  $     40.16  $     38.93  $     28.60
                                                     ============  ============  ===========  ===========  ===========  ===========

/1/ Securities on loan with market values of $605,275, $649,386, $-, $-, $- and $143,780, respectively. See Note 5.

See notes to financial statements.

60                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST
September 30, 2002

                                                                        iShares S&P                                   iShares Nasdaq
                                      ------------------------------------------------------------------------------  --------------
                                                  Global
                                      Telecommunications                                         Latin
                                                  Sector      Europe 350         /TSE 60    America 40    /TOPIX 150  Biotechnology
                                              Index Fund      Index Fund      Index Fund    Index Fund    Index Fund     Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                     $     14,832,062  $  763,537,452  $    3,779,094  $  9,461,973  $ 37,671,224  $ 594,676,724
                                        ----------------  --------------  --------------  ------------  ------------  -------------
Foreign currency, at cost               $          4,599  $    1,366,125  $        4,901  $     15,484  $     41,280  $           -
                                        ----------------  --------------  --------------  ------------  ------------  -------------
Investments in securities, at value
  (including securities on loan /1/)
  (Note 1)                              $      8,679,016  $  556,210,121  $    1,755,249  $  6,236,494  $ 32,679,840  $ 443,949,099
Foreign currency, at value                         4,568       1,377,448           4,889        15,161        40,156              -
Receivables:
  Investment securities sold                           -               -               -             -        75,366         74,647
  Dividends and interest                          13,531       1,752,630          10,067        30,520        98,886         53,571
                                        ----------------  --------------  --------------  ------------  ------------  -------------
Total Assets                                   8,697,115     559,340,199       1,770,205     6,282,175    32,894,248    444,077,317
                                        ----------------  --------------  --------------  ------------  ------------  -------------

LIABILITIES
Payables:
  Investment securities purchased                      -               -               -             -        73,028              -
  Collateral for securities on loan
    (Note 5)                                           -      26,322,272               -             -     2,966,660     74,314,463
  Advisory fees (Note 2)                          10,786         563,754           4,423         6,008        25,862        373,625
                                        ----------------  --------------  --------------  ------------  ------------  -------------
Total Liabilities                                 10,786      26,886,026           4,423         6,008     3,065,550     74,688,088
                                        ----------------  --------------  --------------  ------------  ------------  -------------
NET ASSETS                              $      8,686,329  $  532,454,173  $    1,765,782  $  6,276,167  $ 29,828,698  $ 369,389,229
                                        ================  ==============  ==============  ============  ============  =============

Net assets consist of:
  Paid-in capital                       $     15,205,292  $  737,610,610  $    5,420,374  $  9,226,468  $ 34,773,370  $ 608,459,352
  Undistributed net investment income
    (accumulated net investment loss)            135,822       8,466,000          51,022       154,591        84,785       (790,488)
  Undistributed net realized gain (loss)        (501,763)     (6,333,588)     (1,681,685)      120,911       (37,695)   (87,552,010)
  Net unrealized depreciation on
    investments and translation of
    assets and liabilities in foreign
    currencies                                (6,153,022)   (207,288,849)     (2,023,929)   (3,225,803)   (4,991,762)  (150,727,625)
                                        ----------------  --------------  --------------  ------------  ------------  -------------
NET ASSETS                              $      8,686,329  $  532,454,173  $    1,765,782  $  6,276,167  $ 29,828,698  $ 369,389,229
                                        ================  ==============  ==============  ============  ============  =============
iShares outstanding                              300,000      12,200,000          50,000       200,000       450,000      7,950,000
                                        ================  ==============  ==============  ============  ============  =============
Net asset value per iShare              $          28.95  $        43.64  $        35.32  $      31.38  $      66.29  $       46.46
                                        ================  ==============  ==============  ============  ============  =============

/1/ Securities on loan with market values of $-, $24,585,120, $-, $-, $2,803,802 and $70,111,775, respectively. See Note 5.

See notes to financial statements.

Financial Statements                                                          61

Statements of Operations (Unaudited)

iSHARES TRUST
For the six months ended September 30, 2002


                                                                                     iShares S&P
                                                ------------------------------------------------------------------------------------
                                                                                   Global        Global        Global        Global
                                                                                   Energy    Financials    Healthcare    Technology
                                                         100     Global 100        Sector        Sector        Sector        Sector
                                                  Index Fund     Index Fund    Index Fund    Index Fund    Index Fund    Index Fund

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                                  $  1,086,247   $    401,419   $   234,666   $   127,371   $   104,020   $     9,381
  Interest                                               855            222           160           105           192            45
  Securities lending income                              530          2,077             -             -             -           397
                                                ------------   ------------   -----------   -----------   -----------   -----------
Total investment income                            1,087,632        403,718       234,826       127,476       104,212         9,823
                                                ------------   ------------   -----------   -----------   -----------   -----------
EXPENSES (NOTE 2)
  Advisory fees                                      131,082         80,594        49,059        32,060        49,133        19,397
                                                ------------   ------------   -----------   -----------   -----------   -----------
Total expenses                                       131,082         80,594        49,059        32,060        49,133        19,397
                                                ------------   ------------   -----------   -----------   -----------   -----------
Net investment income (loss)                         956,550        323,124       185,767        95,416        55,079        (9,574)
                                                ------------   ------------   -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                   (3,977,945)      (617,575)      (38,818)     (137,142)     (139,644)      (65,698)
    In-kind redemptions                              170,036              -             -             -             -             -
    Foreign currency transactions                          -          1,968         1,870         4,057         1,742           622
                                                ------------   ------------   -----------   -----------   -----------   -----------
  Net realized loss                               (3,807,909)      (615,607)      (36,948)     (133,085)     (137,902)      (65,076)
                                                ------------   ------------   -----------   -----------   -----------   -----------
  Net change in unrealized appreciation
    (depreciation) on:
    Investments                                  (44,191,434)   (13,606,731)   (3,336,263)   (2,593,003)   (3,465,337)   (3,422,930)
    Translation of assets and liabilities in
      foreign currencies                                   -            668           158           175           582           393
                                                ------------   ------------   -----------   -----------   -----------   -----------
  Net change in unrealized appreciation
    (depreciation)                               (44,191,434)   (13,606,063)   (3,336,105)   (2,592,828)   (3,464,755)   (3,422,537)
                                                ------------   ------------   -----------   -----------   -----------   -----------
Net realized and unrealized loss                 (47,999,343)   (14,221,670)   (3,373,053)   (2,725,913)   (3,602,657)   (3,487,613)
                                                ------------   ------------   -----------   -----------   -----------   -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $(47,042,793)  $(13,898,546)  $(3,187,286)  $(2,630,497)  $(3,547,578)  $(3,497,187)
                                                ============   ============   ===========   ===========   ===========   ===========


/1/ Net of foreign withholding tax of $-, $41,712, $23,013, $10,481, $5,380 and
    $1,080, respectively.

See notes to financial statements.

62                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST
For the six months ended September 30, 2002

                                                                   iShares S&P                                       iShares Nasdaq
                               ------------------------------------------------------------------------------------  --------------
                                           Global
                               Telecommunications                                             Latin
                                           Sector        Europe 350         /TSE 60      America 40      /TOPIX 150   Biotechnology
                                       Index Fund        Index Fund      Index Fund      Index Fund      Index Fund      Index Fund
---------------------------   -----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                     $      141,697  $      9,250,434  $       49,200  $      127,156  $      119,641  $          142
  Interest                                    113                 -              29             257             233           3,201
  Securities lending income                     -           302,987               -               -           3,387         101,495
                                   --------------  ----------------  --------------  --------------  --------------  --------------
Total investment income                   141,810         9,553,421          49,229         127,413         123,261         104,838
                                   --------------  ----------------  --------------  --------------  --------------  --------------
EXPENSES (NOTE 2)
  Advisory fees                            35,854         1,753,842          15,222          23,452          83,067         895,326
                                   --------------  ----------------  --------------  --------------  --------------  --------------
Total expenses                             35,854         1,753,842          15,222          23,452          83,067         895,326
                                   --------------  ----------------  --------------  --------------  --------------  --------------
Net investment income
  (loss)                                  105,956         7,799,579          34,007         103,961          40,194        (790,488)
                                   --------------  ----------------  --------------  --------------  --------------  --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    from:
    Investments                          (484,699)         (647,536)         25,205         (14,678)        (38,329)    (88,610,668)
    In-kind redemptions                         -                 -      (1,639,273)        158,946               -       5,416,266
    Foreign currency
      transactions                          4,092           322,326             121          (4,180)         16,755               -
                                   --------------  ----------------  --------------  --------------  --------------  --------------
  Net realized gain
      (loss)                             (480,607)         (325,210)     (1,613,947)        140,088         (21,574)    (83,194,402)
                                   --------------  ----------------  --------------  --------------  --------------  --------------
  Net change in
    unrealized
    appreciation
    (depreciation) on:
    Investments                        (4,390,512)     (183,766,274)         20,434      (4,841,200)     (3,306,768)    (95,166,664)
    Translation of assets
      and liabilities in
      foreign currencies                       43            38,127              20            (454)           (341)              -
                                   --------------  ----------------  --------------  --------------  --------------  --------------
  Net change in unrealized
    appreciation
    (depreciation)                     (4,390,469)     (183,728,147)         20,454      (4,841,654)     (3,307,109)    (95,166,664)
                                   --------------  ----------------  --------------  --------------  --------------  --------------
Net realized and
  unrealized loss                      (4,871,076)     (184,053,357)     (1,593,493)     (4,701,566)     (3,328,683)   (178,361,066)
                                   --------------  ----------------  --------------  --------------  --------------  --------------
NET DECREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                       $   (4,765,120) $   (176,253,778) $   (1,559,486) $   (4,597,605) $   (3,288,489) $ (179,151,554)
                                   ==============  ================  ==============  ==============  ==============  ==============


/1/ Net of foreign withholding tax of $10,636, $1,498,351, $8,682, $5,369,
    $21,113 and $-, respectively.

See Notes to Financial Statements.

Financial Statements                                                          63

Statements of Changes in Net Assets

iSHARES TRUST

                                                                                                    iShares S&P Global
                                     iShares S&P 100                    iShares S&P Global                Energy
                                       Index Fund                         100 Index Fund            Sector Index Fund
                           -----------------------------------  ----------------------------------  ------------------
                                  For the six                          For the six                         For the six
                                 months ended          For the        months ended         For the        months ended
                           September 30, 2002       year ended  September 30, 2002      year ended  September 30, 2002
                                  (Unaudited)   March 31, 2002         (Unaudited)  March 31, 2002         (Unaudited)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income         $     956,550    $   1,851,385        $    323,124    $    688,591        $    185,767
  Net realized loss                (3,807,909)     (12,912,402)           (615,607)     (9,046,996)            (36,948)
  Net change in unrealized
    appreciation (depreciation)   (44,191,434)      (7,000,453)        (13,606,063)      6,705,969          (3,336,105)
                                -------------    -------------        ------------    ------------        ------------
Net increase (decrease)
  in net assets resulting
  from operations                 (47,042,793)     (18,061,470)        (13,898,546)     (1,652,436)         (3,187,286)
                                -------------    -------------        ------------    ------------        ------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment income         (927,876)      (1,797,714)                  -        (643,292)                  -
                                -------------    -------------        ------------    ------------        ------------
Total distributions to
  iShareholders                      (927,876)      (1,797,714)                  -        (643,292)                  -
                                -------------    -------------        ------------    ------------        ------------
iSHARES TRANSACTIONS:
  iShares sold                    122,631,863      223,696,594          11,035,627      12,486,982                   -
  iShares redeemed                (41,312,692)    (176,896,167)                  -     (67,931,706)                  -
                                -------------    -------------        ------------    ------------        ------------
Net increase (decrease)
  in net assets from
  iShares transactions             81,319,171       46,800,427          11,035,627     (55,444,724)                  -
                                -------------    -------------        ------------    ------------        ------------
INCREASE (DECREASE) IN
  NET ASSETS                       33,348,502       26,941,243          (2,862,919)    (57,740,452)         (3,187,286)

NET ASSETS:

Beginning of period               115,702,971       88,761,728          45,666,343     103,406,795          16,372,011
                                -------------    -------------        ------------    ------------        ------------
End of period                   $ 149,051,473    $ 115,702,971        $ 42,803,424    $ 45,666,343        $ 13,184,725
                                =============    =============        ============    ============        ============

Undistributed net
  investment income
  included in net assets at
  end of period                 $     104,842    $      76,168        $    449,662    $    126,538        $    230,266
                                =============    =============        ============    ============        ============

iSHARES ISSUED AND REDEEMED:
  iShares sold                      2,600,000        3,550,000             250,000         200,000                   -
  iShares redeemed                   (950,000)      (3,050,000)                  -      (1,100,000)                  -
                                -------------    -------------        ------------    ------------        ------------
Net increase (decrease)
  in iShares outstanding            1,650,000          500,000        $    250,000        (900,000)                  -
                                =============    =============        ============    ============        ============

                                   iShares S&P Global
                                         Energy
                                   Sector Index Fund
                                ------------------------
                                          For the period
                                    November 12, 2001/1/
                                                      to
                                          March 31, 2002
--------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                   $       66,255
  Net realized loss                               (9,137)
  Net change in unrealized
    appreciation (depreciation)                1,444,755
                                          --------------
Net increase (decrease)
  in net assets resulting
  from operations                              1,501,873
                                          --------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment income                     (21,458)
                                          --------------
Total distributions to
  iShareholders                                  (21,458)
                                          --------------
iSHARES TRANSACTIONS:
  iShares sold                                14,891,596
  iShares redeemed                                     -
                                          --------------
Net increase (decrease)
  in net assets from
  iShares transactions                        14,891,596
                                          --------------
INCREASE (DECREASE) IN NET ASSETS             16,372,011

NET ASSETS:

Beginning of period                                    -
                                          --------------
End of period                             $   16,372,011
                                          ==============
Undistributed net
  investment income
  included in net assets
  at end of period                        $       44,499
                                          ==============
iSHARES ISSUED AND REDEEMED:
  iShares sold                                   300,000
  iShares redeemed                                     -
                                          --------------
Net increase (decrease)
  in iShares outstanding                         300,000
                                          ==============


/1/ Commencement of operations.

See notes to financial statements.

64                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

                                                  iShares S&P Global                              iShares S&P Global
                                                      Financials                                      Healthcare
                                                  Sector Index Fund                               Sector Index Fund
                                    --------------------------------------------      -----------------------------------------
                                           For the six            For the period             For the six         For the period
                                          months ended         November 12, 2001/1/         months ended      November 13, 2001/1/
                                    September 30, 2002                        to      September 30, 2002                     to
                                           (Unaudited)            March 31, 2002             (Unaudited)         March 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)      $           95,416       $            57,022      $           55,079       $         39,397
  Net realized gain (loss)                    (133,085)                   (4,301)               (137,902)                (9,191)
  Net change in unrealized
    appreciation (depreciation)             (2,592,828)                  420,094              (3,464,755)              (329,385)
                                    ------------------       -------------------      ------------------       ----------------
Net increase (decrease)in net
  assets resulting from
  operations                                (2,630,497)                  472,815              (3,547,578)              (299,179)
                                    ------------------       -------------------      ------------------       ----------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment income                         -                    (8,572)                      -                 (4,866)
                                    ------------------       -------------------      ------------------       ----------------
Total distributions to
  iShareholders                                      -                    (8,572)                      -                 (4,866)
                                    ------------------       -------------------      ------------------       ----------------
iSHARES TRANSACTIONS:
  iShares sold                                       -                10,199,110                       -             17,476,128
  iShares redeemed                                   -                         -                       -                      -
                                    ------------------       -------------------      ------------------       ----------------
Net increase in net assets from
  iShares transactions                               -                10,199,110                       -             17,476,128
                                    ------------------       -------------------      ------------------       ----------------
INCREASE (DECREASE) IN
  NET ASSETS                                (2,630,497)               10,663,353              (3,547,578)            17,172,083

NET ASSETS:

Beginning of period                         10,663,353                         -              17,172,083                      -
                                    ------------------       -------------------      ------------------       ----------------
End of period                       $        8,032,856       $        10,663,353      $       13,624,505       $     17,172,083
                                    ==================       ===================      ==================       ================

Undistributed net investment
  income (accumulated net
  investment loss)included in
  net assets at end of period       $          143,646       $            48,230      $           89,595       $         34,516
                                    ==================       ===================      ==================       ================
iSHARES ISSUED AND REDEEMED:

  iShares sold                                       -                   200,000                       -                350,000
  iShares redeemed                                   -                         -                       -                      -
                                    ------------------       -------------------      ------------------       ----------------
Net increase in iShares
  outstanding                                        -                   200,000                       -                350,000
                                    ==================       ===================      ==================       ================

                                                 iShares S&P Global
                                                     Technology
                                                 Sector Index Fund
                                    --------------------------------------------
                                           For the six            For the period
                                          months ended      November 12, 2001(1)
                                    September 30, 2002                        to
                                           (Unaudited)            March 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)      $           (9,574)      $           (29,087)
  Net realized gain (loss)                     (65,076)                  383,558
  Net change in unrealized
    appreciation (depreciation)             (3,422,537)                 (898,216)
                                    ------------------       -------------------
Net increase (decrease) in net
    assets resulting from
    operations                              (3,497,187)                 (543,745)
                                    ------------------       -------------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment income                         -                         -
                                    ------------------       -------------------
Total distributions to
  iShareholders                                      -                         -
                                    ------------------       -------------------
iSHARES TRANSACTIONS:
  iShares sold                                       -                32,221,480
  iShares redeemed                                   -               (23,891,290)
                                    ------------------       -------------------
Net increase in net assets from
  iShares transactions                               -                 8,330,190
                                    ------------------       -------------------
INCREASE (DECREASE) IN
  NET ASSETS                                (3,497,187)                7,786,445

NET ASSETS:

Beginning of period                          7,786,445                         -
                                    ------------------       -------------------
End of period                       $        4,289,258       $         7,786,445
                                    ==================       ===================
Undistributed net investment
  income (accumulated net
  investment loss) included in
  net assets at end of period       $          (10,128)      $              (554)
                                    ==================       ===================
iSHARES ISSUED AND REDEEMED:

  iShares sold                                       -                   600,000
  iShares redeemed                                   -                  (450,000)
                                    ------------------       -------------------
Net increase in iShares
  outstanding                                        -                   150,000
                                    ==================       ===================

/1/ Commencement of operations.

See notes to financial statements.

Financial Statements                                                          65
iSHARES TRUST

                                        iShares S&P Global
                                        Telecommunications                    iShares S&P Europe
                                        Sector Index Fund                       350 Index Fund
                           -----------------------------------------------------------------------------
                                  For the six        For the period         For the six
                                 months ended  November 12, 2001/1/        months ended         For the
                           September 30, 2002                    to  September 30, 2002      year ended
                                  (Unaudited)        March 31, 2002         (Unaudited)  March 31, 2002
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

OPERATIONS:
  Net investment income           $   105,956           $    34,047       $   7,799,579    $  2,912,676
  Net realized loss                  (480,607)              (20,728)           (325,210)       (699,025)
  Net change in
    unrealized
    appreciation
    (depreciation)                 (4,390,469)           (1,762,553)       (183,728,147)     (5,888,117)
                                  -----------           -----------       -------------    ------------
Net increase (decrease)
  in net assets resulting
  from operations                  (4,765,120)           (1,749,234)       (176,253,778)     (3,674,466)
                                  -----------           -----------       -------------    ------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                                  -                (4,609)                  -      (2,498,708)
                                  -----------           -----------       -------------    ------------
Total distributions to
  iShareholders                             -                (4,609)                  -      (2,498,708)
                                  -----------           -----------       -------------    ------------
iSHARES TRANSACTIONS:
  iShares sold                              -            15,205,292         138,950,612     441,584,206
  iShares redeemed                          -                     -                   -     (20,310,137)
                                  -----------           -----------       -------------    ------------
Net increase (decrease)
  in net assets from
  iShares transactions                      -            15,205,292         138,950,612     421,274,069
                                  -----------           -----------       -------------    ------------
INCREASE (DECREASE) IN
  NET ASSETS                       (4,765,120)           13,451,449         (37,303,166)    415,100,895

NET ASSETS:
Beginning of period                13,451,449                     -         569,757,339     154,656,444
                                  -----------           -----------       -------------    ------------
End of period                     $ 8,686,329           $13,451,449       $ 532,454,173    $569,757,339
                                  ===========           ===========       =============    ============

Undistributed net
  investment income
  included in net assets
  at end of period                $   135,822           $    29,866       $   8,466,000    $    666,421
                                  ===========           ===========       =============    ============

iSHARES ISSUED AND
 REDEEMED:
  iShares sold                              -               300,000           2,550,000       7,550,000
  iShares redeemed                          -                     -                   -        (350,000)
                                  -----------           -----------       -------------    ------------
Net increase (decrease)
  in iShares outstanding                    -               300,000           2,550,000       7,200,000
                                  ===========           ===========       =============    ============

                                    iShares S&P Europe
                                       60 Index Fund
                           -----------------------------------
                                  For the six
                                 months ended         For the
                           September 30, 2002      year ended
                                  (Unaudited)  March 31, 2002
--------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

OPERATIONS:
  Net investment income           $    34,007      $   70,014
  Net realized loss                (1,613,947)        (36,071)
  Net change in
    unrealized
    appreciation
    (depreciation)                     20,454         126,306
                                  -----------      ----------
Net increase (decrease)
  in net assets resulting
  from operations                  (1,559,486)        160,249
                                  -----------      ----------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                                  -         (59,927)
                                  -----------      ----------
Total distributions to
  iShareholders                             -         (59,927)
                                  -----------      ----------
iSHARES TRANSACTIONS:
  iShares sold                      1,916,795               -
  iShares redeemed                 (5,343,600)              -
                                  -----------      ----------
Net increase (decrease)
  in net assets from
  iShares transactions             (3,426,805)              -
                                  -----------      ----------
INCREASE (DECREASE) IN
  NET ASSETS                       (4,986,291)        100,322

NET ASSETS:
Beginning of period                 6,752,073       6,651,751
                                  -----------      ----------
End of period                     $ 1,765,782      $6,752,073
                                  ===========      ==========

Undistributed net
  investment income
  included in net assets
  at end of period                $    51,022      $   17,015
                                  ===========      ==========

iSHARES ISSUED AND
 REDEEMED:
  iShares sold                         50,000               -
  iShares redeemed                   (150,000)              -
                                  -----------      ----------
Net increase (decrease)
  in iShares outstanding             (100,000)              -
                                  ===========      ==========

/1/  Commencement of operations.

See notes to financial statements.

66                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

                                           iShares S&P
                                          Latin America                         iShares S&P/TOPIX
                                          40 Index Fund                           150 Index Fund
                           ---------------------------------------------------------------------------------
                                  For the six       For the period         For the six       For the period
                                 months ended  October 25, 2001/1/        months ended  October 23, 2001(1)
                           September 30, 2002                   to  September 30, 2002                   to
                                  (Unaudited)       March 31, 2002         (Unaudited)       March 31, 2002
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

OPERATIONS:
  Net investment income
    (loss)                        $   103,961           $   90,412         $    40,194          $    44,687
  Net realized gain
    (loss)                            140,088              (19,085)            (21,574)             (16,217)
  Net change in
    unrealized
    appreciation
    (depreciation)                 (4,841,654)           1,615,851          (3,307,109)          (1,684,653)
                                  -----------           ----------         -----------          -----------
Net increase (decrease)
  in net assets resulting
  from operations                  (4,597,605)           1,687,178          (3,288,489)          (1,656,183)
                                  -----------           ----------         -----------          -----------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                                  -              (39,874)                  -                    -
                                  -----------           ----------         -----------          -----------
Total distributions to
  iShareholders                             -              (39,874)                  -                    -
                                  -----------           ----------         -----------          -----------
iSHARES TRANSACTIONS:
  iShares sold                      5,221,270            6,226,193                   -           34,773,370
  iShares redeemed                 (2,220,995)                   -                   -                    -
                                  -----------           ----------         -----------          -----------
Net increase in net
  assets from iShares
  transactions                      3,000,275            6,226,193                   -           34,773,370
                                  -----------           ----------         -----------          -----------
INCREASE (DECREASE) IN
  NET ASSETS                       (1,597,330)           7,873,497          (3,288,489)          33,117,187

NET ASSETS:

Beginning of period                 7,873,497                    -          33,117,187                    -
                                  -----------           ----------         -----------          -----------
End of period                     $ 6,276,167           $7,873,497         $29,828,698          $33,117,187
                                  ===========           ==========         ===========          ===========

Undistributed net
  investment income
  (accumulated net
  investment loss)
  included in net assets
  at end of period                $   154,591           $   50,630         $    84,785          $    44,591
                                  ===========           ==========         ===========          ===========

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                        100,000              150,000                   -              450,000
  iShares redeemed                    (50,000)                   -                   -                    -
                                  -----------           ----------         -----------          -----------
Net increase in iShares
  outstanding                          50,000              150,000                   -              450,000
                                  ===========           ==========         ===========          ===========

                                       iShares Nasdaq
                                        Biotechnology
                                         Index Fund
                           -----------------------------------
                                   For the six
                                  months ended         For the
                            September 30, 2002      year ended
                                   (Unaudited)  March 31, 2002
--------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS

OPERATIONS:
  Net investment income
    (loss)                       $    (790,488)  $    (755,436)
  Net realized gain
    (loss)                         (83,194,402)      5,284,038
  Net change in
    unrealized
    appreciation
    (depreciation)                 (95,166,664)    (27,836,288)
                                 -------------   -------------
Net increase (decrease)
  in net assets resulting
  from operations                 (179,151,554)    (23,307,686)
                                 -------------   -------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                                   -               -
                                 -------------   -------------
Total distributions to
  iShareholders                              -               -
                                 -------------   -------------
iSHARES TRANSACTIONS:
  iShares sold                     427,858,108     363,412,389
  iShares redeemed                (169,124,377)   (150,144,813)
                                 -------------   -------------
Net increase in net
  assets from iShares
  transactions                     258,733,731     213,267,576
                                 -------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS                        79,582,177     189,959,890

NET ASSETS:

Beginning of period                289,807,052      99,847,162
                                 -------------   -------------
End of period                    $ 369,389,229   $ 289,807,052
                                 =============   =============

Undistributed net
  investment income
  (accumulated net
  investment loss)
  included in net assets
  at end of period               $    (790,488)  $           -
                                 =============   =============

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                       7,650,000       4,250,000
  iShares redeemed                  (3,450,000)     (1,800,000)
                                 -------------   -------------
Net increase in iShares
  outstanding                        4,200,000       2,450,000
                                 =============   =============

/1/ Commencement of operations.

See notes to Financial Statements.

Financial Statements                                                          67

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                              iShares S&P Global
                                       iShares S&P 100 Index Fund                               100 Index Fund
                           --------------------------------------------------  ------------------------------------------------
                              Six months                       Period from        Six months                        Period from
                                   ended                     Oct. 23, 2000/1/          ended                        Dec. 5, 2000/1/
                           Sep. 30, 2002      Year ended                to     Sep. 30, 2002        Year ended               to
                             (Unaudited)   Mar. 31, 2002     Mar. 31, 2001       (Unaudited)     Mar. 31, 2002     Mar. 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $     57.85      $      59.17     $     73.44        $      57.08        $    60.83      $     72.50
                           -----------      ------------     -----------        ------------        ----------      -----------
Income from investment
  operations:
  Net investment income           0.29              0.61            0.31                0.27              0.65             0.18
  Net realized and
    unrealized loss             (17.00)            (1.34)         (14.28)             (16.58)            (3.87)          (11.73)
                           -----------      ------------     -----------        ------------        ----------      -----------
Total from investment
  operations                    (16.71)            (0.73)         (13.97)             (16.31)            (3.22)          (11.55)
                           -----------      ------------     -----------        ------------        ----------      -----------
Less distributions from:
  Net investment income          (0.30)            (0.59)          (0.30)                  -             (0.53)           (0.12)
                           -----------      ------------     -----------        ------------        ----------      -----------
Total distributions              (0.30)            (0.59)          (0.30)                  -             (0.53)           (0.12)
                           -----------      ------------     -----------        ------------        ----------      -----------
Net asset value, end of
  period                   $     40.84      $      57.85     $     59.17        $      40.77        $    57.08      $     60.83
                           ===========      ============     ===========        ============        ==========      ===========

Total return                   (28.97)%/2/         (1.23)%        (19.07)%/2/         (28.58)%/2/        (5.32)%         (15.94)%/2/
                           ===========      ============     ===========        ============        ==========      ===========

Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $   149,051      $    115,703     $    88,762        $     42,803        $   45,666      $   103,407
  Ratio of expenses to
    average net assets/3/         0.20%             0.20%           0.20%               0.40%             0.40%            0.40%
  Ratio of net investment
    income to average net
    assets/3/                     1.46%             1.12%           1.03%               1.60%             1.08%            0.88%
  Portfolio turnover
    rate/4/                          3%               13%              5%                  2%                4%               5%


/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                                          iShares S&P Global                      iShares S&P Global
                                                                Energy                                Financials
                                                           Sector Index Fund                       Sector Index Fund
                                                  -----------------------------------     -----------------------------------
                                                     Six months           Period from        Six months           Period from
                                                          ended         Nov. 12, 2001/1/          ended          Nov. 12, 2001/1/
                                                  Sep. 30, 2002                    to     Sep. 30, 2002                    to
                                                    (Unaudited)         Mar. 31, 2002       (Unaudited)         Mar. 31, 2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       54.57      $          49.64     $       53.32         $       51.00
                                                  -------------      ----------------     -------------         -------------
Income from investment operations:
  Net investment income                                    0.62                  0.22              0.48                  0.29
  Net realized and unrealized gain (loss)                (11.24)                 4.78            (13.64)                 2.07
                                                  -------------      ----------------     -------------         -------------
Total from investment operations                         (10.62)                 5.00            (13.16)                 2.36
                                                  -------------      ----------------     -------------         -------------
Less distributions from:
  Net investment income                                       -                 (0.07)                -                 (0.04)
                                                  -------------      ----------------     -------------         -------------
Total distributions                                           -                 (0.07)                -                 (0.04)
                                                  -------------      ----------------     -------------         -------------
Net asset value, end of period                    $       43.95      $          54.57     $       40.16         $       53.32
                                                  =============      ================     =============         =============

Total return/2/                                          (19.46)%               10.10%           (24.68)%                4.64%
                                                  =============      ================     =============         =============

Ratios/Supplemental data:
  Net assets, end of period (000s)                $      13,185      $         16,372     $       8,033         $      10,663
  Ratio of expenses to average net assets/3/               0.65%                 0.65%             0.65%                 0.65%
  Ratio of net investment income to average
    net assets/3/                                          2.46%                 1.17%             1.93%                 1.44%
  Portfolio turnover rate/4/                                  4%                    5%                5%                    2%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

See notes to financial statements.

Financial Highlights                                                          69
iSHARES TRUST
(For a share outstanding throughout each period)

                                                            iShares S&P Global                      iShares S&P Global
                                                                Healthcare                              Technology
                                                             Sector Index Fund                       Sector Index Fund
                                                    -----------------------------------     -----------------------------------
                                                       Six months           Period from        Six months           Period from
                                                            ended      Nov. 13, 2001/1/             ended      Nov. 12, 2001/1/
                                                    Sep. 30, 2002                    to     Sep. 30, 2002                    to
                                                      (Unaudited)         Mar. 31, 2002       (Unaudited)         Mar. 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $       49.06      $          49.53     $       51.91      $          53.19
                                                    -------------      ----------------     -------------      ----------------
Income from investment operations:
  Net investment income (loss)                               0.16                  0.11             (0.06)                (0.19)
  Net realized and unrealized loss                         (10.29)                (0.57)           (23.25)                (1.09)
                                                    -------------      ----------------     -------------      -----------------
Total from investment operations                           (10.13)                (0.46)           (23.31)                (1.28)
                                                    -------------      ----------------     -------------      ----------------
Less distributions from:
  Net investment income                                         -                 (0.01)                -                     -
                                                    -------------      ----------------     -------------      ----------------
Total distributions                                             -                 (0.01)                -                     -
                                                    -------------      ----------------     -------------      ----------------
Net asset value, end of period                      $       38.93      $          49.06     $       28.60      $          51.91
                                                    =============      ================     =============      ================

Total return/2/                                            (20.65)%               (0.92)%          (44.91)%               (2.40)%
                                                    =============      ================     =============      ================

Ratios/supplemental Data:
  Net assets, end of period (000s)                  $      13,625      $         17,172     $       4,289      $          7,786
  Ratio of expenses to average net assets/3/                 0.65%                 0.65%             0.65%                 0.65%
  Ratio of net investment income (loss) to
    average net assets/3/                                    0.73%                 0.62%            (0.32)%               (0.44)%
  Portfolio turnover rate/4)                                    2%                    1%                1%                    2%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                          iShares S&P Global
                                         Telecommunications                              iShares S&P Europe
                                          Sector Index Fund                                350 Index Fund
                                -----------------------------------      ---------------------------------------------------
                                   Six months           Period from         Six months                           Period from
                                        ended      Nov. 12, 2001/1/              ended                      Jul. 25, 2000/1/
                                Sep. 30, 2002                    to      Sep. 30, 2002         Year ended                 to
                                  (Unaudited)         Mar. 31, 2002        (Unaudited)      Mar. 31, 2002      Mar. 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $       44.84      $          50.68         $    59.04      $       63.13     $        79.32
                                -------------      ----------------         ----------      -------------     --------------
Income from investment
  operations:
  Net investment income                  0.35                  0.11               0.62               0.83               0.38
  Net realized and
    unrealized loss                    (16.24)                (5.93)            (16.02)             (4.08)            (16.30)
                                -------------      ----------------         ----------      -------------     --------------
Total from investment
  operations                           (15.89)                (5.82)            (15.40)             (3.25)            (15.92)
                                -------------      ----------------         ----------      -------------     --------------
Less distributions from:
  Net investment income                     -                 (0.02)                 -              (0.84)             (0.27)
                                -------------      ----------------         ----------      -------------     --------------
Total distributions                         -                 (0.02)                 -              (0.84)             (0.27)
                                -------------      ----------------         ----------      -------------     --------------
Net asset value, end of
  period                        $       28.95      $          44.84         $    43.64      $       59.04     $        63.13
                                =============      ================         ==========      =============     ==============

Total return                           (35.44)%/2/           (11.50)%/2/        (26.08)%/2/         (5.16)%           (20.10)%/2/
                                =============      ================         ==========      =============     ==============

Ratios/Supplemental Data:
  Net assets, end of
    period (000s)               $       8,686      $         13,451         $  532,454      $     569,757     $      154,656
  Ratio of expenses to
    average net assets/3/                0.65%                 0.65%              0.60%              0.60%              0.60%
  Ratio of net investment
    income to average net
    assets/3/                            1.92%                 0.61%              2.67%              1.49%              1.12%
  Portfolio turnover rate/4/                1%                    2%                 2%                 4%                24%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                          71
iSHARES TRUST
(For a share outstanding throughout each period)


                                                                                                          ishares S&P Latin
                                                              iShares S&P/TSE                                 America
                                                               60 Index Fund                               40 Index Fund
                                            ---------------------------------------------------   -------------------------------
                                               Six months                           Period from      Six months       Period from
                                                    ended                      Jun. 12, 2000/1/           ended  Oct. 25, 2001/1/
                                            Sep. 30, 2002        Year ended                  to   Sep. 30, 2002                to
                                              (Unaudited)     Mar. 31, 2002       Mar. 31, 2001     (Unaudited)     Mar. 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  45.01          $  44.35          $  59.00         $   52.49       $   41.51
                                                 --------          --------          --------         ---------       ---------
Income from investment operations:
  Net investment income                              0.23              0.47              0.35              0.44            0.61
  Net realized and unrealized gain (loss)           (9.92)             0.59            (14.24)           (21.55)          10.64
                                                 --------          --------          --------         ---------       ---------
Total from investment operations                    (9.69)             1.06            (13.89)           (21.11)          11.25
                                                 --------          --------          --------         ---------       ---------
Less Distributions from:
  Net investment income                                 -             (0.40)            (0.28)                -           (0.27)
  Net realized gain                                     -                 -             (0.48)                -               -
                                                 --------          --------          --------         ---------       ---------
Total distributions                                     -             (0.40)            (0.76)                -           (0.27)
                                                 --------          --------          --------         ---------       ---------
Net asset value, end of period                   $  35.32          $  45.01          $  44.35         $   31.38       $   52.49
                                                 ========          ========          ========         =========       =========

Total return                                       (21.53)%/2/         2.43%           (23.80)%/2/       (40.22)%/2/      27.16%/2/
                                                 ========          ========          ========         =========       =========

Ratios/Supplemental data:
  Net assets, end of period (000s)               $  1,766          $  6,752          $  6,652         $   6,276       $   7,873
  Ratio of expenses to average net assets/3/         0.50%             0.50%             0.50%             0.50%           0.50%
  Ratio of net investment income to average
    net assets/3/                                    1.12%             1.04%             0.76%             2.22%           2.94%
  Portfolio turnover rate/4/                            2%               30%               50%                2%              2%


/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72                               2002 ishares Semi-Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                                       iShares S&P/TOPIX                 iShares Nasdaq Biotechnology
                                                        150 Index Fund                            Index Fund
                                                -------------------------------  ---------------------------------------------
                                                   Six months       Period from     Six months                     Period from
                                                        ended  Oct. 23, 2001/1/          ended                 Feb. 5, 2001/1/
                                                Sep. 30, 2002                to  Sep. 30, 2002     Year ended               to
                                                  (Unaudited)     Mar. 31, 2002    (Unaudited)  Mar. 31, 2002    Mar. 31, 2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 73.59         $ 77.39         $  77.28       $  76.81          $ 99.66
                                                      -------         -------         --------       --------          -------
Income from investment operations:
  Net investment income (loss)                           0.09            0.10            (0.10)         (0.17)           (0.05)
  Net realized and unrealized gain (loss)               (7.39)          (3.90)          (30.72)          0.64           (22.80)
                                                      -------         -------         --------       --------          -------
Total from investment operations                        (7.30)          (3.80)          (30.82)          0.47           (22.85)
                                                      -------         -------         --------       --------          -------
Net asset value, end of period                        $ 66.29         $ 73.59         $  46.46       $  77.28          $ 76.81
                                                      =======         =======         ========       ========          =======

Total return                                            (9.92)%/2/      (4.91)%/2/      (39.88)%/2/      0.61%          (22.93)%/2/
                                                      =======         =======         ========       ========          =======

Ratios/Supplemental data:
  Net assets, end of period (000s)                    $29,829         $33,117         $369,389       $289,807          $99,847
  Ratio of expenses to average net assets/3/             0.50%           0.50%            0.50%          0.50%            0.50%
  Ratio of net investment income (loss) to
    average net assets/3/                                0.24%           0.32%           (0.44)%        (0.46)%          (0.50)%
  Portfolio turnover rate/4/                                2%              5%              31%            17%               9%


/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                          73

Notes to the Financial Statements (Unaudited)

iSHARES TRUST


1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2002, the Trust offered 59 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P/TSE 60, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares Nasdaq Biotechnology Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P/TSE 60, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds invest in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

74                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At March 31, 2002, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

       -------------------------------------------------------------------------------------------
                                                Undistributed   Undistributed  Total Distributable
       iShares Index Fund                     Ordinary Income  Long-term Gain             Earnings
       -------------------------------------------------------------------------------------------
       S&P 100                                $        76,168  $            -  $            76,168
       S&P Global 100                                 127,603               -              127,603
       S&P Global Energy Sector                        44,499               -               44,499
       S&P Global Financials Sector                    50,481               -               50,481
       S&P Global Healthcare Sector                    34,531               -               34,531
       S&P Global Telecommunications
         Sector                                        29,866               -               29,866
       S&P Europe 350                               1,231,299               -            1,231,299
       S&P/TSE 60                                      17,243               -               17,243
       S&P Latin America 40                            50,630               -               50,630
       S&P/TOPIX 150                                   44,591               -               44,591
       -------------------------------------------------------------------------------------------

For the year ended March 31, 2002, the tax characterization of distributions paid was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2002.

Notes to the Financial Statements                                            75
iSHARES TRUST

The following Funds had tax basis net capital loss carryforwards at March 31, 2002, the tax year-end of the Funds:

    ---------------------------------------------------------------------
                                         Expiring    Expiring
    iShares Index Fund                       2009        2010       Total
    ---------------------------------------------------------------------
    S&P 100                              $      -   $2,240,710 $2,240,710
    S&P Global 100                              -      329,587    329,587
    S&P Europe 350                          3,295      904,300    907,595
    S&P/TSE 60                                  -       56,625     56,625
    Nasdaq Biotechnology                        -    2,280,865  2,280,865
    ---------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever comes first.

For the six months ended September 30, 2002, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year-end. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2002 are disclosed in the Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at September 30, 2002.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

76                               2002 iShares Semi-annual Report to Shareholders
iSHARES TRUST

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

    -------------------------------------------------
                                             Advisory
    iShares Index Fund                          Fee
    -------------------------------------------------
    S&P 100                                     0.20%
    S&P Global 100                              0.40
    S&P Global Energy Sector                    0.65
    S&P Global Financials Sector                0.65
    S&P Global Healthcare Sector                0.65
    S&P Global Technology Sector                0.65
    -------------------------------------------------


    -------------------------------------------------
                                             Advisory
    iShares Index Fund                          Fee
    -------------------------------------------------
    S&P Global Telecommunications Sector        0.65%
    S&P Europe 350                              0.60
    S&P/TSE 60                                  0.50
    S&P Latin America 40                        0.50
    S&P/TOPIX 150                               0.50
    Nasdaq Biotechnology                        0.50
    -------------------------------------------------


Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the six months ended September 30, 2002, BGIS received brokerage commissions totaling $132,966 from the iShares Nasdaq Biotechnology Index Fund.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. In management's opinion, all transactions were in compliance with the requirements and restrictions set forth by Rule 17a-7.

As a result of using an index approach to investing, the iShares S&P Global 100, iShares S&P Global Financials Sector and iShares S&P Europe 350 Index Funds held shares of Barclays PLC, with market values of $350,392, $110,745 and $5,998,514, respectively, as of September 30, 2002. Barclays PLC is an affiliate of BGFA, the Funds' investment advisor.

Notes to the Financial Statements                                             77
iSHARES TRUST

As of September 30, 2002, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2002 were as follows:

    --------------------------------------------------------------------
    iShares Index Fund                          Purchases        Sales
    --------------------------------------------------------------------
    S&P 100                                   $  3,720,266  $  3,699,955
    S&P Global 100                               1,206,633       801,708
    S&P Global Energy Sector                       844,544       615,637
    S&P Global Financials Sector                   622,141       485,726
    S&P Global Healthcare Sector                   391,053       307,995
    S&P Global Technology Sector                    88,552        95,906
    S&P Global Telecommunications Sector           251,807       125,231
    S&P Europe 350                              17,335,926     8,851,740
    S&P/TSE 60                                     164,989       121,774
    S&P Latin America 40                           378,856       189,918
    S&P/TOPIX 150                                  629,745       562,063
    Nasdaq Biotechnology                       111,366,268   112,192,130
    --------------------------------------------------------------------

In-kind transactions for the six months ended September 30, 2002 were as follows:

    ------------------------------------------------------------------
                                                  In-kind      In-kind
    iShares Index Fund                          Purchases        Sales
    ------------------------------------------------------------------
    S&P 100                                  $122,457,050 $ 41,244,481
    S&P Global 100                             10,997,807            -
    S&P Europe 350                            138,306,328            -
    S&P/TSE 60                                  1,911,232    5,325,088
    S&P Latin America 40                        5,155,356    2,201,372
    Nasdaq Biotechnology                      427,995,501  169,183,943
    ------------------------------------------------------------------

78                               2002 iShares Semi-Annual Report to Shareholders
iSHARES TRUST

At September 30, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    -----------------------------------------------------------------------------------------------
                                                                                                Net
                                                    Tax    Unrealized     Unrealized     Unrealized
    iShares Index Fund                             Cost  Appreciation   Depreciation   Depreciation
    -----------------------------------------------------------------------------------------------
    S&P 100                                $221,875,573  $    229,153  $ (72,588,906) $ (72,359,753)
    S&P Global 100                           68,910,108       379,988    (25,888,489)   (25,508,501)
    S&P Global Energy Sector                 15,063,153       318,257     (2,209,655)    (1,891,398)
    S&P Global Financials Sector             10,174,014       166,957     (2,340,049)    (2,173,092)
    S&P Global Healthcare Sector             17,401,333       329,813     (4,124,079)    (3,794,266)
    S&P Global Technology Sector              8,766,348         7,296     (4,328,332)    (4,321,036)
    S&P Global Telecommunications Sector     14,832,062        32,826     (6,185,872)    (6,153,046)
    S&P Europe 350                          763,537,452     4,350,930   (211,678,261)  (207,327,331)
    S&P/TSE 60                                3,779,094         1,222     (2,025,067)    (2,023,845)
    S&P Latin America 40                      9,461,973        15,306     (3,240,785)    (3,225,479)
    S&P/TOPIX 150                            37,671,224       688,887     (5,680,271)    (4,991,384)
    Nasdaq Biotechnology                    594,676,724     4,968,418   (155,696,043)  (150,727,625)
    -----------------------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

At September 30, 2002, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2002, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at September 30, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

Notes to the Financial Statements                                             79
iSHARES TRUST

6.  LEGAL PROCEEDINGS

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent, which allegedly covers a mechanism for continuous pricing of exchange traded funds. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of two involving related issues. The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

7.  FUND CLOSURE

At the Board of Trustees meeting held on August 20, 2002, the Trustees unanimously voted to close and liquidate the iShares S&P/TSE 60 Index Fund. Trading of the iShares S&P/TSE 60 Index Fund shares will halt on or about December 5, 2002. New shares of the Fund will not be available for investment as of December 6, 2002. The iShares S&P/TSE 60 Index Fund will complete liquidation on December 13, 2002 and shares of the Fund will be individually redeemed.

80                               2002 iShares Semi-Annual Report to Shareholders

Notes:

Notes                                                                         81

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

Broad Market
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Chemicals Index Fund (IYD) * iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Internet Index Fund (IYV) * iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

Global Sector
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market
iShares MSCI EAFE Index Fund (EFA)

International/Regional
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF) iShares S&P/TSE 60 Index Fund (IKC) *

International/Emerging Country
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market
iShares S&P Global 100 Index Fund (IOO)

* Fund termination and liquidation anticipated on December 13, 2002.

This advertising section does not constitute part of the 2002 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)," "GS $ InvesTop(TM) Index," "GS $ Investment Grade Index(TM)" and "Goldman Sachs (R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

82                               2002 iShares Semi-Annual Report to Shareholders
iShares are distributed by SEI Investments Distributions Co.(SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investors Bank & Trust Company serves as administrator,custodian, securities lending agent and transfer agent.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2002 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

  iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                    1-800-iShares (474-2737) www.iShares.com

                                                                 BGI-F-007-03001